UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04347

GMO Trust

(Exact name of the registrant as specified in charter)

40 Rowes Wharf, Boston, MA 02110

(Address of principal executive offices) (Zip Code)

Sheppard N. Burnett, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/28/21

Date of reporting period: 08/31/20

Item 1. Reports to Stockholders.

The semi-annual reports for each series of the registrant for the period ended August 31, 2020 are filed herewith.

GMO Trust

Semiannual Report

August 31, 2020

Asset Allocation Bond Fund

Emerging Country Debt Fund

High Yield Fund

Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)

Opportunistic Income Fund

U.S. Treasury Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, GMO expects that paper copies of each Fund’s annual and semiannual reports to shareholders will no longer be sent by mail, unless you specifically request paper copies of the reports by writing or calling GMO Shareholder Services at the address or phone number below or by contacting your financial intermediary, such as a broker or agent. Instead, reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting GMO Shareholder Services or if you own your shares through a financial intermediary, you may contact your financial intermediary.

Beginning January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to continue to receive paper copies of your shareholder reports or you can follow instructions included with this disclosure. If you invest directly with the Fund, you can contact GMO Shareholder Services at the address or phone number below. Your election to receive reports in paper will apply to all Funds held directly with the Trust.

Shareholder Services at

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, Massachusetts 02110

1-617-346-7646 (collect)

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-fixed income investments, management and operational risk, market risk-asset backed securities, credit risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	96.0%
Mutual Funds	3.9
Short-Term Investments	0.1
Other	0.0 ^

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

^	Rounds to 0.0%.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 96.0%

	U.S. Government — 96.0%

4,174,450	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (a)	4,491,203

9,693,968	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (a)	10,771,096

10,303,108	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (a)	11,659,215

25,356,077	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	31,134,489

6,217,456	U.S. Treasury Inflation Indexed Bond, 0.75%, due 07/15/28 (a)	7,232,042

11,253,189	U.S. Treasury Inflation Indexed Bond, 0.88%, due 01/15/29 (a)	13,232,168

28,604,790	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	37,742,680

16,229,484	U.S. Treasury Inflation Indexed Bond, 0.13%, due 01/15/30 (a)	18,136,448

8,243,542	U.S. Treasury Inflation Indexed Bond, 0.13%, due 07/15/30 (a)	9,287,992

	Total U.S. Government	143,687,333

	TOTAL DEBT OBLIGATIONS (COST $128,680,790)	143,687,333

	MUTUAL FUNDS — 3.9%

	United States — 3.9%

	Affiliated Issuers — 3.9%

1,162,268	GMO U.S. Treasury Fund	5,857,830

	TOTAL MUTUAL FUNDS (COST $5,856,994)	5,857,830

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

130,156	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (b)	130,156

	TOTAL SHORT-TERM INVESTMENTS (COST $130,156)	130,156

	TOTAL INVESTMENTS — 100.0% (Cost $134,667,940)	149,675,319

	Other Assets and Liabilities (net) — 0.00%	19,302

	TOTAL NET ASSETS — 100.0%	$149,694,621

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 39.

2	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary†	% of Total Net Assets
Debt Obligations	94.5%
Short-Term Investments	1.9
Loan Participations	0.9
Loan Assignments	0.5
Rights/Warrants	0.3
Swap Contracts	0.1
Written Options/Credit Linked Options	(0.0)^
Forward Currency Contracts	(0.2)
Other	2.0

100.0%

Country/Region Summary‡	% of Investments
Other Emerging	14.0%*
Mexico	7.0
Indonesia	5.5
Turkey	5.4
Oman	3.7
South Africa	3.7
Argentina	3.6
Saudi Arabia	3.4
Chile	3.3
Ukraine	3.1
Russia	3.0
Bahrain	2.9
Egypt	2.8
Dominican Republic	2.6
Qatar	2.6
Tunisia	2.2
Brazil	2.2
Ecuador	2.1
Pakistan	2.1
United Arab Emirates	2.1
Sri Lanka	2.1
Jordan	1.9
Colombia	1.8
Panama	1.7
Philippines	1.6
Costa Rica	1.6
Uruguay	1.3
Kenya	1.3
Kazakhstan	1.2
Ivory Coast	1.2
India	1.2
Ghana	1.2
Azerbaijan	1.2
Romania	1.1
Guatemala	1.0
Malaysia	1.0
United States	0.3

100.0%

†

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

‡

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using a reference security and applying the same methodology to that security.

*	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 94.5%

		Albania — 1.0%

		Foreign Government Obligations

	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	45,728,738

		Angola — 0.6%

		Foreign Government Obligations

	23,300,000	Angolan Government International Bond, Reg S, 9.38%, due 05/08/48	19,135,125

	7,300,000	Angolan Government International Bond, Reg S, 9.13%, due 11/26/49	5,894,750

	819,000	Republic of Angola Via Avenir II BV, Reg S, 6 mo. LIBOR + 4.50%, 4.98%, due 12/07/23 (c)	712,530

		Total Angola	25,742,405

		Argentina — 3.3%

		Foreign Government Obligations

	5,400,000	Republic of Argentina, 7.50%, due 04/22/26 (d)	2,462,063

	39,858,000	Republic of Argentina, 6.88%, due 01/26/27 (d)	17,674,532

	8,176,000	Republic of Argentina, 5.88%, due 01/11/28 (d)	3,577,000

EUR	12,000,000	Republic of Argentina, Reg S, 5.25%, due 01/15/28 (d)	6,086,086

	14,692,000	Republic of Argentina, 6.63%, due 07/06/28 (d)	6,441,524

	10,786,557	Republic of Argentina, 8.28%, due 12/31/33 (d)	4,314,623

JPY	407,485,276	Republic of Argentina, Variable Rate, 4.33%, due 12/31/33 (c)	917,451

JPY	323,575,000	Republic of Argentina, 0.67%, due 12/31/38 (c)	946,491

	27,500,000	Republic of Argentina, 7.63%, due 04/22/46 (d)	11,893,750

	7,600,000	Republic of Argentina, 7.13%, due 06/28/2117 (d)	3,270,375

EUR	17,641,371	Republic of Argentina Discount Bond, 7.82%, due 12/31/33 (d)	10,460,378

	40,308,593	Republic of Argentina Discount Bond, 8.28%, due 12/31/33 (d)	20,935,275

EUR	116,880,000	Republic of Argentina Par Bond, Step Up, 3.38%, due 12/31/38 (d)	59,076,252

		Total Argentina	148,055,800

		Armenia — 0.5%

		Foreign Government Agency — 0.4%

	20,000,000	Ardshinbank CJSC Via Dilijan Finance BV, 144A, 6.50%, due 01/28/25	19,050,000

Par Value†	Description	Value ($)

	Armenia — continued

	Foreign Government Obligations — 0.1%

2,195,000	Republic of Armenia, Reg S, 7.15%, due 03/26/25	2,518,763

	Total Armenia	21,568,763

	Azerbaijan — 1.6%

	Foreign Government Agency — 1.1%

11,388,000	International Bank of Azerbaijan OJSC, Reg S, 3.50%, due 09/01/24	10,476,960

18,950,000	Petkim Petrokimya Holding AS, Reg S, 5.88%, due 01/26/23	18,807,875

14,900,000	Southern Gas Corridor CJSC, Reg S, 6.88%, due 03/24/26	17,783,150

		47,067,985

	Foreign Government Obligations — 0.5%

20,300,000	Republic of Azerbaijan International Bond, Reg S, 5.13%, due 09/01/29	22,330,000

	Total Azerbaijan	69,397,985

	Bahamas — 0.3%

	Foreign Government Obligations

8,709,000	Bahamas Government International Bond, Reg S, 6.00%, due 11/21/28	7,919,747

8,323,000	Bahamas Government International Bond, Reg S, 6.95%, due 11/20/29	7,573,930

	Total Bahamas	15,493,677

	Bahrain — 1.7%

	Foreign Government Obligations

19,500,000	Bahrain Government International Bond, 144A, 5.63%, due 09/30/31	20,304,375

4,100,000	Bahrain Government International Bond, Reg S, 6.00%, due 09/19/44	4,056,438

45,450,000	Bahrain Government International Bond, Reg S, 7.50%, due 09/20/47	51,741,984

	Total Bahrain	76,102,797

	Barbados — 0.3%

	Foreign Government Obligations

7,600,000	Barbados Government International Bond, 144A, 6.50%, due 10/01/29	7,429,000

7,900,000	Barbados Government International Bond, Reg S, 6.50%, due 10/01/29	7,722,250

	Total Barbados	15,151,250

	Belarus — 0.7%

	Foreign Government Agency — 0.2%

8,304,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24	7,805,760

4	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	Belarus — continued

	Foreign Government Obligations — 0.5%

19,100,000	Republic of Belarus International Bond, Reg S, 6.20%, due 02/28/30	17,734,350

3,800,000	Republic of Belarus Ministry of Finance, 144A, 5.88%, due 02/24/26	3,551,812

4,500,000	Republic of Belarus Ministry of Finance, 144A, 6.38%, due 02/24/31	4,176,844

		25,463,006

	Total Belarus	33,268,766

	Belize — 0.5%

	Foreign Government Obligations

50,932,100	Republic of Belize, Reg S, Step Up, 4.94%, due 02/20/34	22,410,124

	Bermuda — 0.3%

	Foreign Government Obligations

9,490,000	Bermuda Government International Bond, Reg S, 4.75%, due 02/15/29	11,319,791

	Brazil — 2.1%

	Corporate Debt — 0.5%

22,662,254	MV24 Capital BV, 144A, 6.75%, due 06/01/34	23,420,023

	Foreign Government Agency — 0.9%

3,100,000	Centrais Eletricas Brasileiras SA, 144A, 4.63%, due 02/04/30	3,134,875

32,439,000	Petrobras Global Finance BV, 6.85%, due 06/05/2115	35,642,351

		38,777,226

	Foreign Government Obligations — 0.7%

13,397,000	Republic of Brazil, 7.13%, due 01/20/37	17,185,839

8,300,000	Republic of Brazil, 5.63%, due 02/21/47	9,296,000

4,200,000	Republic of Brazil, 4.75%, due 01/14/50	4,214,438

		30,696,277

	Total Brazil	92,893,526

	Cameroon — 0.2%

	Foreign Government Obligations

10,300,000	Republic of Cameroon International Bond, Reg S, 9.50%, due 11/19/25	10,918,000

	Chile — 2.8%

	Corporate Debt — 1.4%

26,100,000	Empresa de Transporte de Pasajeros Metro SA, 144A, 4.70%, due 05/07/50	32,494,500

20,411,000	Empresa Nacional de Electricidad SA, 8.13%, due 02/01/97 (a)	31,494,173

		63,988,673

Par Value†		Description	Value ($)

		Chile — continued

		Foreign Government Agency — 1.4%

	8,800,000	Corp Nacional del Cobre de Chile, Reg S, 4.25%, due 07/17/42	10,018,250

	31,700,000	Corp Nacional del Cobre de Chile, 144A, 3.70%, due 01/30/50	33,909,094

	8,100,000	Empresa Nacional del Petroleo, Reg S, 5.25%, due 11/06/29	9,459,281

	7,600,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	8,367,125

			61,753,750

		Total Chile	125,742,423

		China — 0.3%

		Corporate Debt

	14,200,000	Lamar Funding Ltd., Reg S, 3.96%, due 05/07/25	13,498,875

		Colombia — 2.0%

		Foreign Government Agency — 1.7%

	5,900,000	Ecopetrol SA, 6.88%, due 04/29/30	7,110,621

	45,411,000	Ecopetrol SA, 7.38%, due 09/18/43	58,807,245

	3,800,000	Ecopetrol SA, 5.88%, due 05/28/45	4,312,240

COP	30,200,000,000	Empresas Publicas de Medellin ESP, 144A, 8.38%, due 11/08/27	8,356,060

			78,586,166

		Foreign Government Obligations — 0.3%

	647,000	Colombia Government International Bond, 8.38%, due 02/15/27	824,110

	3,800,000	Colombia Government International Bond, 11.85%, due 03/09/28 (c)	5,586,000

	4,800,000	Colombia Government International Bond, 5.63%, due 02/26/44	6,078,000

			12,488,110

		Total Colombia	91,074,276

		Congo Republic (Brazzaville) — 1.1%

		Foreign Government Obligations

	66,264,267	Republic of Congo, Reg S, Step Up, 6.00%, due 06/30/29 (c)	50,360,843

		Costa Rica — 1.7%

		Foreign Government Agency — 0.3%

	14,198,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	11,007,887

		Foreign Government Obligations — 1.4%

	26,400,000	Costa Rica Government International Bond, Reg S, 9.20%, due 08/26/26	28,445,989

	36,731,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	34,079,481

			62,525,470

		Total Costa Rica	73,533,357

See accompanying notes to the financial statements.	5

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value†		Description	Value ($)

		Dominican Republic — 3.0%

		Asset-Backed Securities — 0.3%

	14,737,942	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24	14,728,731

		Foreign Government Obligations — 2.7%

	17,687,000	Dominican Republic International Bond, Reg S, 8.63%, due 04/20/27	20,632,991

DOP	1,500,000,000	Dominican Republic International Bond, 144A, 10.38%, due 01/11/30	26,109,319

	48,011,000	Dominican Republic International Bond, Reg S, 6.85%, due 01/27/45	50,891,660

	11,900,000	Dominican Republic International Bond, 144A, 6.40%, due 06/05/49	12,063,625

	8,600,000	Dominican Republic International Bond, 144A, 5.88%, due 01/30/60	8,218,375

			117,915,970

		Total Dominican Republic	132,644,701

		Ecuador — 2.3%

		Foreign Government Obligations

	85,900,000	Ecuador Government International Bond, Reg S, 10.75%, due 01/31/29 (d)	43,835,844

	5,151,241	Ecuador Government International Bond, Zero Coupon, due 07/31/30	2,549,864

	14,241,150	Ecuador Government International Bond, 0.50%, due 07/31/30	10,609,657

	37,320,855	Ecuador Government International Bond, 0.50%, due 07/31/35	23,325,534

	17,104,450	Ecuador Government International Bond, 0.50%, due 07/31/40	9,236,403

	19,875,364	Ecuador Social Bond Sarl, Zero Coupon, 144A, due 01/30/35	12,918,987

		Total Ecuador	102,476,289

		Egypt — 2.0%

		Foreign Government Obligations

	28,500,000	Egypt Government International Bond, Reg S, 7.90%, due 02/21/48	27,547,031

	33,900,000	Egypt Government International Bond, Reg S, 8.70%, due 03/01/49	34,768,687

	17,400,000	Egypt Government International Bond, 144A, 8.88%, due 05/29/50	18,057,938

	9,714,000	Egypt Government International Bond, Reg S, 8.15%, due 11/20/59	9,383,117

		Total Egypt	89,756,773

		El Salvador — 0.8%

		Foreign Government Obligations

	17,175,000	El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35	16,074,727

	21,500,000	El Salvador Government International Bond, 144A, 7.12%, due 01/20/50	18,490,000

		Total El Salvador	34,564,727

Par Value†	Description	Value ($)

	Ethiopia — 0.1%

	Foreign Government Obligations

6,690,000	Ethiopia International Bond, Reg S, 6.63%, due 12/11/24	6,756,900

	Gabon — 0.5%

	Foreign Government Obligations

5,879,378	Gabonese Republic, Reg S, 6.38%, due 12/12/24	5,815,072

15,800,000	Gabonese Republic, 144A, 6.63%, due 02/06/31	15,202,563

	Total Gabon	21,017,635

	Ghana — 1.3%

	Foreign Government Agency — 0.3%

12,711,626	Saderea, Ltd., Reg S, 12.50%, due 11/30/26	12,711,626

	Foreign Government Obligations — 1.0%

17,482,000	Republic of Ghana, Reg S, 10.75%, due 10/14/30	21,459,155

12,600,000	Republic of Ghana, Reg S, 8.95%, due 03/26/51	11,698,312

14,300,000	Republic of Ghana, 144A, 8.75%, due 03/11/61	13,013,000

		46,170,467

	Total Ghana	58,882,093

	Grenada — 0.2%

	Foreign Government Obligations

11,501,250	Grenada Government International Bond, Reg S, 7.00%, due 05/12/30	8,050,875

	Guatemala — 0.8%

	Foreign Government Obligations

11,765,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	16,357,026

14,700,000	Republic of Guatemala, 144A, 6.13%, due 06/01/50	18,232,594

	Total Guatemala	34,589,620

	Honduras — 0.2%

	Foreign Government Obligations

3,500,000	Honduras Government International Bond, Reg S, 6.25%, due 01/19/27	3,857,656

6,500,000	Honduras Government International Bond, 144A, 5.63%, due 06/24/30	7,107,344

	Total Honduras	10,965,000

6	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	India — 1.2%

	Corporate Debt — 1.0%

27,700,000	Delhi International Airport Ltd., 144A, 6.45%, due 06/04/29	27,665,375

18,140,000	GMR Hyderabad International Airport Ltd, Reg S, 4.25%, due 10/27/27	16,065,237

		43,730,612

	Foreign Government Agency — 0.2%

1,500,000	Export-Import Bank of India, 144A, 3.25%, due 01/15/30	1,530,469

7,500,000	Indian Railway Finance Corp., Ltd., 144A, 3.25%, due 02/13/30	7,619,531

		9,150,000

	Total India	52,880,612

	Indonesia — 5.3%

	Foreign Government Agency — 3.4%

14,700,000	Hutama Karya Persero PT, 144A, 3.75%, due 05/11/30	16,055,156

3,700,000	Indonesia Asahan Aluminium Persero PT, 144A, 5.45%, due 05/15/30	4,347,500

15,000,000	Indonesia Asahan Aluminium Persero PT, 144A, 5.80%, due 05/15/50	18,262,500

18,400,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	23,943,000

8,100,000	Pertamina Persero PT, Reg S, 5.63%, due 05/20/43	9,785,813

9,900,000	Pertamina Persero PT, 144A, 4.15%, due 02/25/60	9,912,375

8,000,000	Perusahaan Listrik Negara PT, Reg S, 6.15%, due 05/21/48	10,475,000

14,200,000	Perusahaan Listrik Negara PT, Reg S, 6.25%, due 01/25/49	18,721,813

5,300,000	Perusahaan Penerbit SBSN Indonesia III, 144A, 3.80%, due 06/23/50	5,709,094

36,900,000	Saka Energi Indonesia PT, Reg S, 4.45%, due 05/05/24	34,432,312

		151,644,563

	Foreign Government Obligations — 1.9%

43,091,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	61,552,800

7,900,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/08/47	10,482,313

9,500,000	Indonesia Government International Bond, 4.35%, due 01/11/48	11,266,406

		83,301,519

	Total Indonesia	234,946,082

Par Value†		Description	Value ($)

		Israel — 0.5%

		Foreign Government Agency — 0.4%

	12,323,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	17,775,927

		Foreign Government Obligations — 0.1%

	3,500,000	Israel Government International Bond, 3.88%, due 07/03/50	4,178,125

		Total Israel	21,954,052

		Ivory Coast — 0.8%

		Foreign Government Obligations

EUR	33,200,000	Ivory Coast Government International Bond, Reg S, 6.63%, due 03/22/48	36,005,952

		Jamaica — 1.0%

		Corporate Debt — 0.1%

	6,251,000	TransJamaican Highway Ltd, 144A, 5.75%, due 10/10/36	6,209,978

		Foreign Government Agency — 0.3%

	11,400,000	National Road Operating & Construction Co., Ltd., Reg S, 9.38%, due 11/10/24 (c)	12,255,000

		Foreign Government Obligations — 0.6%

	19,175,000	Jamaica Government International Bond, 7.88%, due 07/28/45	25,167,187

		Total Jamaica	43,632,165

		Jordan — 1.5%

		Foreign Government Obligations

	20,400,000	Jordan Government International Bond, 144A, 5.85%, due 07/07/30	20,604,000

	43,050,000	Jordan Government International Bond, Reg S, 7.38%, due 10/10/47	44,879,625

		Total Jordan	65,483,625

		Kazakhstan — 0.9%

		Foreign Government Agency

	19,900,000	KazMunayGas National Co JSC, Reg S, 6.38%, due 10/24/48	26,815,250

	9,000,000	Kazakhstan Temir Zholy Finance BV, Reg S, 6.95%, due 07/10/42	12,532,500

		Total Kazakhstan	39,347,750

		Kenya — 0.8%

		Foreign Government Obligations

	36,400,000	Kenya Government International Bond, Reg S, 8.25%, due 02/28/48	36,673,000

See accompanying notes to the financial statements.	7

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value†		Description	Value ($)

		Kuwait — 0.4%

		Corporate Debt

	7,300,000	Equate Petrochemical BV, Reg S, 4.25%, due 11/03/26	7,824,688

	9,200,000	MEGlobal Canada ULC, 144A, 5.88%, due 05/18/30	11,063,000

		Total Kuwait	18,887,688

		Lebanon — 0.4%

		Foreign Government Obligations

	15,000,000	Lebanon Government International Bond, Reg S, 6.85%, due 03/23/27 (d)	2,325,000

	41,605,000	Lebanon Government International Bond, Reg S, 7.15%, due 11/20/31 (d)	6,032,725

	18,800,000	Lebanon Government International Bond, 8.20%, due 05/17/33 (d)	2,726,000

	42,944,000	Lebanon Government International Bond, 8.25%, due 05/17/34 (d)	6,226,880

		Total Lebanon	17,310,605

		Malaysia — 0.6%

		Foreign Government Agency

	10,700,000	1MDB Global Investments Ltd, Reg S, 4.40%, due 03/09/23	10,740,125

	11,700,000	Petronas Capital Ltd., 144A, 4.80%, due 04/21/60	16,818,750

		Total Malaysia	27,558,875

		Mexico — 6.1%

		Foreign Government Agency — 3.7%

	27,884,000	Petroleos Mexicanos, 6.35%, due 02/12/48	22,489,003

	6,400,000	Petroleos Mexicanos, Reg S, 6.63%, due 09/29/49	4,997,360

	131,800,000	Petroleos Mexicanos, 144A, 7.69%, due 01/23/50	117,528,538

	22,986,000	Petroleos Mexicanos, 144A, 6.95%, due 01/28/60	19,104,814

			164,119,715

		Foreign Government Obligations — 2.4%

	10,700,000	United Mexican States, 5.00%, due 04/27/51	12,337,100

	19,578,000	United Mexican States, 5.75%, due 10/12/2110	23,903,515

GBP	50,396,000	United Mexican States, 5.63%, due 03/19/2114	71,408,780

			107,649,395

		Total Mexico	271,769,110

Par Value†	Description	Value ($)

	Morocco — 0.4%

	Foreign Government Agency

14,500,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	18,532,813

	Mozambique — 0.2%

	Foreign Government Obligations

9,276,000	Mozambique International Bond, Reg S, 5.00%, due 09/15/31	7,838,220

	Nigeria — 0.8%

	Foreign Government Obligations

7,400,000	Nigeria Government International Bond, Reg S, 8.75%, due 01/21/31	7,961,937

10,700,000	Nigeria Government International Bond, Reg S, 7.70%, due 02/23/38	10,365,625

10,750,000	Nigeria Government International Bond, Reg S, 7.63%, due 11/28/47	10,209,141

7,600,000	Nigeria Government International Bond, Reg S, 9.25%, due 01/21/49	8,117,750

	Total Nigeria	36,654,453

	Oman — 2.6%

	Foreign Government Obligations

33,800,000	Oman Government International Bond, 144A, 6.00%, due 08/01/29	33,124,000

19,000,000	Oman Government International Bond, Reg S, 6.50%, due 03/08/47	16,815,000

74,900,000	Oman Government International Bond, Reg S, 6.75%, due 01/17/48	66,918,469

	Total Oman	116,857,469

	Pakistan — 0.9%

	Foreign Government Obligations

39,562,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	41,193,932

	Panama — 1.7%

	Foreign Government Agency — 0.6%

24,491,256	Aeropuerto Internacional de Tocumen SA, Reg S, 6.00%, due 11/18/48	27,292,443

	Foreign Government Obligations — 1.1%

7,951,000	Panama Government International Bond, 8.13%, due 04/28/34	11,312,782

9,000,000	Panama Government International Bond, 4.30%, due 04/29/53	11,348,438

16,800,000	Panama Government International Bond, 4.50%, due 04/01/56	21,840,000

4,200,000	Panama Notas del Tesoro, 144A, 3.75%, due 04/17/26	4,415,250

		48,916,470

	Total Panama	76,208,913

8	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value†		Description	Value ($)

		Papua New Guinea — 0.0%

		Foreign Government Obligations

	1,400,000	Papua New Guinea Government International Bond, Reg S, 8.38%, due 10/04/28	1,400,000

		Peru — 1.1%

		Foreign Government Agency — 1.0%

	9,289,451	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25(c)	8,912,021

	30,595,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	37,364,144

			46,276,165

		Foreign Government Obligations — 0.1%

	3,700,000	Peruvian Government International Bond, 2.78%, due 01/23/31	4,034,850

		Total Peru	50,311,015

		Philippines — 1.7%

		Foreign Government Agency

	4,700,000	Bangko Sentral ng Pilipinas Bond, 8.60%, due 06/15/97 (c)	13,766,696

	42,012,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	62,177,760

		Total Philippines	75,944,456

		Qatar — 2.6%

		Foreign Government Agency — 0.3%

	13,378,000	QNB Finansbank AS, Reg S, 6.88%, due 09/07/24	13,511,780

		Foreign Government Obligations — 2.3%

	11,000,000	Qatar Government International Bond, Reg S, 5.10%, due 04/23/48	15,551,250

	7,300,000	Qatar Government International Bond, 144A, 3.40%, due 04/16/25	7,980,269

	17,000,000	Qatar Government International Bond, 144A, 3.75%, due 04/16/30	19,740,187

	45,000,000	Qatar Government International Bond, 144A, 4.40%, due 04/16/50	58,387,500

			101,659,206

		Total Qatar	115,170,986

		Romania — 0.7%

		Foreign Government Obligations

EUR	10,900,000	Romanian Government International Bond, 144A, 3.38%, due 01/28/50	12,800,210

	16,100,000	Romanian Government International Bond, 144A, 4.00%, due 02/14/51	16,261,000

		Total Romania	29,061,210

Par Value†		Description	Value ($)

		Russia — 2.7%

		Foreign Government Agency — 0.7%

	6,367,000	Gazprom OAO Via Gaz Capital SA, Reg S, 8.63%, due 04/28/34	9,805,180

	21,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27	21,952,012

			31,757,192

		Foreign Government Obligations — 2.0%

	34,000,000	Russian Foreign Bond, 144A, 5.10%, due 03/28/35	42,330,000

	8,800,000	Russian Foreign Bond, Reg S, 5.10%, due 03/28/35	10,956,000

	4,400,000	Russian Foreign Bond, Reg S, 5.88%, due 09/16/43	6,204,000

	20,800,000	Russian Foreign Bond, Reg S, 5.25%, due 06/23/47	28,340,000

			87,830,000

		Total Russia	119,587,192

		Rwanda — 0.1%

		Foreign Government Obligations

	3,587,000	Rwanda International Government Bond, Reg S, 6.63%, due 05/02/23	3,649,773

		Saudi Arabia — 2.4%

		Corporate Debt — 0.7%

	26,550,000	ACWA Power Management And Investments One Ltd, Reg S, 5.95%, due 12/15/39	29,603,250

		Foreign Government Obligations — 1.7%

	62,300,000	Saudi Government International Bond, 144A, 4.50%, due 04/22/60	77,656,950

		Total Saudi Arabia	107,260,200

		Senegal — 0.4%

		Foreign Government Obligations

	17,400,000	Senegal Government International Bond, Reg S, 6.75%, due 03/13/48	17,291,250

		South Africa — 3.5%

		Foreign Government Agency — 0.7%

	13,600,000	Eskom Holdings SOC, Ltd., Reg S, 7.13%, due 02/11/25	12,784,000

	13,600,000	Eskom Holdings SOC, Ltd., Reg S, 8.45%, due 08/10/28	13,039,000

ZAR	163,000,000	Eskom Holdings SOC, Ltd., Zero Coupon, due 12/31/32	1,386,504

ZAR	27,300,000	Transnet, Ltd., 13.50%, due 04/18/28	1,941,152

			29,150,656

See accompanying notes to the financial statements.	9

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value†		Description	Value ($)

		South Africa — continued

		Foreign Government Obligations — 2.8%

	13,700,000	Republic of South Africa Government International Bond, 5.65%, due 09/27/47	12,330,000

ZAR	453,000,000	Republic of South Africa Government International Bond, 8.75%, due 02/28/48	20,754,221

	12,600,000	Republic of South Africa Government International Bond, 6.30%, due 06/22/48	12,186,563

	89,200,000	Republic of South Africa Government International Bond, 5.75%, due 09/30/49	79,750,375

			125,021,159

		Total South Africa	154,171,815

		Sri Lanka — 1.9%

		Foreign Government Obligations

	9,280,000	Sri Lanka Government International Bond, Reg S, 6.83%, due 07/18/26	7,902,500

	13,644,000	Sri Lanka Government International Bond, Reg S, 6.20%, due 05/11/27	11,124,124

	34,500,000	Sri Lanka Government International Bond, Reg S, 6.75%, due 04/18/28	28,160,625

	8,800,000	Sri Lanka Government International Bond, Reg S, 7.85%, due 03/14/29	7,284,750

	35,300,000	Sri Lanka Government International Bond, 144A, 7.55%, due 03/28/30	28,780,531

		Total Sri Lanka	83,252,530

		SupraNational — 0.3%

		Foreign Government Agency

TRY	263,000,000	International Finance Corp., Zero Coupon, Reg S, due 02/15/29	12,678,886

		Suriname — 0.5%

		Foreign Government Obligations

	14,000,000	Republic of Suriname, 144A, 12.88%, due 12/30/23	9,100,000

	19,759,000	Republic of Suriname, Reg S, 9.25%, due 10/26/26	11,009,468

		Total Suriname	20,109,468

		Tajikistan — 0.3%

		Foreign Government Obligations

	13,874,000	Republic of Tajikistan International Bond, Reg S, 7.13%, due 09/14/27	11,831,921

		Trinidad And Tobago — 0.9%

		Foreign Government Agency

	9,800,000	Telecommunications Services of Trinidad & Tobago Ltd, 144A, 8.88%, due 10/18/29	9,836,750

	4,027,000	Trinidad Generation UnLtd, Reg S, 5.25%, due 11/04/27	4,027,000

	13,521,000	Trinidad Petroleum Holdings Ltd, 144A, 9.75%, due 06/15/26	14,653,384

Par Value†		Description	Value ($)

		Trinidad And Tobago — continued

		Foreign Government Agency — continued

	10,867,000	Trinidad Petroleum Holdings Ltd, Reg S, 9.75%, due 06/15/26	11,777,111

		Total Trinidad And Tobago	40,294,245

		Tunisia — 1.4%

		Foreign Government Agency

JPY	7,340,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30(c)	46,444,779

JPY	2,500,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31(c)	15,359,713

		Total Tunisia	61,804,492

		Turkey — 4.2%

		Corporate Debt — 0.1%

	1,600,000	Turkiye Sinai Kalkinma Bankasi AS, 144A, 6.00%, due 01/23/25	1,486,000

		Foreign Government Agency — 0.6%

	12,400,000	Export Credit Bank of Turkey, Reg S, 6.13%, due 05/03/24	11,842,000

	5,000,000	TC Ziraat Bankasi AS, Reg S, 5.13%, due 09/29/23	4,665,625

	11,200,000	Turkiye Vakiflar Bankasi TAO, Reg S, 5.75%, due 01/30/23	10,650,500

			27,158,125

		Foreign Government Obligations — 3.5%

	14,500,000	Republic of Turkey, 6.88%, due 03/17/36	13,960,781

	16,544,000	Republic of Turkey, 6.75%, due 05/30/40	15,349,730

	59,402,000	Republic of Turkey, 6.00%, due 01/14/41	51,141,409

	29,600,000	Republic of Turkey, 6.63%, due 02/17/45	26,612,250

	60,713,000	Republic of Turkey, 5.75%, due 05/11/47	49,727,742

			156,791,912

		Total Turkey	185,436,037

		Ukraine — 3.0%

		Foreign Government Agency — 0.7%

EUR	3,800,000	NAK Naftogaz Ukraine via Kondor Finance Plc, Reg S, 7.13%, due 07/19/24	4,438,368

	15,500,000	NAK Naftogaz Ukraine via Kondor Finance Plc, 144A, 7.63%, due 11/08/26	15,112,500

	4,094,500	Oschadbank Via SSB #1 Plc, Reg S, Step Up, 9.63%, due 03/20/25	4,217,335

	5,100,000	Ukreximbank Via Biz Finance Plc, Reg S, 9.75%, due 01/22/25	5,278,500

			29,046,703

10	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	Ukraine — continued

	Foreign Government Obligations — 2.3%

8,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/24	9,097,417

6,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/25	6,948,410

15,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/26	15,860,064

3,869,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/27	4,072,122

35,900,000	Ukraine Government International Bond, Reg S, 9.75%, due 11/01/28	41,051,650

13,900,000	Ukraine Government International Bond, Reg S, 7.38%, due 09/25/32	14,059,850

11,300,000	Ukraine Government International Bond, 144A, 7.25%, due 03/15/33	11,296,469

		102,385,982

	Total Ukraine	131,432,685

	United Arab Emirates — 1.6%

	Foreign Government Agency — 1.0%

10,000,000	DP World Plc, Reg S, 6.85%, due 07/02/37	12,715,625

14,000,000	DP World Plc, Reg S, 4.70%, due 09/30/49	14,630,000

15,100,000	Finance Department Government of Sharjah, 144A, 4.00%, due 07/28/50	16,138,125

		43,483,750

	Foreign Government Obligations — 0.6%

26,300,000	Abu Dhabi Government International Bond, 144A, 3.13%, due 09/30/49	28,272,500

	Total United Arab Emirates	71,756,250

	United States — 3.7%

	Asset-Backed Securities — 0.4%

2,039,672	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. LIBOR + 0.24%, 0.40%, due 12/15/35	1,942,738

971,272	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + 0.24%, 0.40%, due 12/15/35	947,172

1,500,224	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. LIBOR + 0.20%, 0.36%, due 05/15/36	1,399,400

9,325,244	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 0.33%, due 11/25/36	4,443,649

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

9,449,580	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.22%, 0.40%, due 11/25/36	4,563,838

4,976,863	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + 0.36%, 0.54%, due 04/25/37	2,528,733

		15,825,530

	Corporate Debt — 0.0%

385,402	AMBAC Assurance Corp., 144A, 5.10%, due 12/31/99	528,001

1,427,198	AMBAC LSNI LLC, 3 mo. LIBOR + 5.00%, 6.00%, due 02/12/23	1,423,630

		1,951,631

	U.S. Government — 3.3%

8,000,000	U.S. Treasury Note, 1.63%, due 12/31/21	8,156,562

55,000,000	U.S. Treasury Note, 1.75%, due 02/28/22 (e)	56,319,141

82,000,000	U.S. Treasury Note, 0.13%, due 05/31/22	81,971,172

2,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.30%, 0.41%, due 10/31/21 (e)	2,006,467

		148,453,342

	Total United States	166,230,503

	Uruguay — 1.2%

	Foreign Government Obligations

38,218,000	Uruguay Government International Bond, 5.10%, due 06/18/50	52,872,214

	Uzbekistan — 0.3%

	Foreign Government Obligations

11,700,000	Republic of Uzbekistan Bond, Reg S, 5.38%, due 02/20/29	13,188,094

	Venezuela — 0.7%

	Foreign Government Agency — 0.2%

111,465,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/49 (c) (d)	1,114,650

176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (c) (d)	4,840,000

61,967,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (c) (d)	1,704,092

		7,658,742

	Foreign Government Obligations — 0.5%

7,000,000	Venezuela Government International Bond, 9.38%, due 01/13/34 (c) (d)	490,000

19,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19 (c) (d)	1,331,960

See accompanying notes to the financial statements.	11

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value†		Description	Value ($)

		Venezuela — continued

		Foreign Government Obligations — continued

	36,600,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20 (c) (d)	2,562,000

	23,750,000	Venezuela Government International Bond, Reg S, 12.75%, due 08/23/22 (c) (d)	1,662,500

	172,793,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23 (c) (d)	12,095,510

	68,700,000	Venezuela Government International Bond, Reg S, 11.95%, due 08/05/31 (c) (d)	4,809,000

			22,950,970

		Total Venezuela	30,609,712

		Vietnam — 0.6%

		Foreign Government Agency — 0.5%

	28,058,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	22,376,255

		Foreign Government Obligations — 0.1%

	6,498,000	Socialist Republic of Vietnam, Series 30 Yr, Variable Rate, 6 mo. LIBOR + 0.81%, 2.63%, due 03/13/28 (c)	5,880,690

		Total Vietnam	28,256,945

		Zambia — 0.4%

		Foreign Government Obligations

	3,600,000	Zambia Government International Bond, Reg S, 5.38%, due 09/20/22	1,876,500

	27,572,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27	14,346,056

		Total Zambia	16,222,556

		TOTAL DEBT OBLIGATIONS (COST $4,378,256,330)	4,205,525,760

		LOAN ASSIGNMENTS — 0.5%

		Chad — 0.4%

	8,142,416	Glencore UK (Chad) Loan Agreement, Tranche A, Variable Rate, 3 mo. LIBOR + 2.00%, 2.24%, due 09/30/25 (c)	5,373,995

	20,774,455	Glencore UK (Chad) Loan Agreement, Tranche B, Variable Rate, 3 mo. LIBOR + 2.25%, 2.49%, due 12/31/27 (c)	12,163,443

		Total Chad	17,537,438

		Indonesia — 0.0%

EUR	197,725	Republic of Indonesia, Indonesia Paris Club Debt, 5.10%, due 06/01/21 (a)	230,281

Par Value†		Description	Value ($)

		Kenya — 0.1%

	6,083,333	Republic of Kenya Loan Agreement, 9.17%, due 04/10/25 (a)	5,766,372

		TOTAL LOAN ASSIGNMENTS (COST $24,859,111)	23,534,091

		LOAN PARTICIPATIONS — 0.9%

		Angola — 0.6%

	12,731,250	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.56%, due 12/13/23 (c)	10,821,563

	7,283,938	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 6.56%, due 12/20/23 (c)	6,191,347

	12,666,667	Republic of Angola Loan Agreement (Participation with GE Capital EFS Financing, Inc), 7.50%, due 08/30/24 (c)	11,653,333

		Total Angola	28,666,243

		Egypt — 0.0%

CHF	14,152	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (a)	12,389

		Iraq — 0.3%

EUR	839,462	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (a)	652,840

JPY	2,173,530,179	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	9,206,724

JPY	283,992,408	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	1,203,016

JPY	120,710,790	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	509,518

		Total Iraq	11,572,098

		Russia — 0.0%

EUR	76,893,500	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (c) (d)	3

		TOTAL LOAN PARTICIPATIONS (COST $65,356,303)	40,250,733

12	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares / Par Value†		Description	Value ($)

		MUTUAL FUNDS — 1.7%

		United States — 1.7%

		Affiliated Issuers — 1.7%

	14,838,144	GMO U.S. Treasury Fund	74,784,247

		TOTAL MUTUAL FUNDS (COST $74,296,430)	74,784,247

		RIGHTS/WARRANTS — 0.3%

		Argentina — 0.0%

EUR	335,089,675	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (f)	599,819

JPY	740,189,000	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (c) (f)	35,117

		Total Argentina	634,936

		Nigeria — 0.0%

	28,000	Central Bank of Nigeria Oil Warrants, Reg S, Variable Rate, Expires 11/15/20 (c) (f)	84,000

		Ukraine — 0.3%

	14,446,000	Government of Ukraine GDP Linked, Reg S, Variable Rate, Expires 05/31/40 (f)	13,746,272

		Uruguay — 0.0%

	4,000,000	Banco Central Del Uruguay Value Recovery Rights, Variable Rate, Expires 01/02/21 (a) (f)	—

		TOTAL RIGHTS/WARRANTS (COST $49,622,469)	14,465,208

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.2%

9,630,738	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (g)	9,630,738

	U.S. Government — 0.1%

1,500,000	U.S. Treasury Bill, 0.09%, due 01/31/21 (e) (h)	1,507,442

	TOTAL SHORT-TERM INVESTMENTS (COST $11,128,874)	11,138,180

	TOTAL INVESTMENTS — 98.2% (Cost $4,603,519,517)	4,369,698,219

	Other Assets and Liabilities (net) — 1.8%	80,685,079

	TOTAL NET ASSETS — 100.0%	$4,450,383,298

A summary of outstanding financial instruments at August 31, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
10/19/2020	MSCI	EUR	92,161,600	USD	105,660,417	(4,434,200)
10/19/2020	BCLY	GBP	49,311,000	USD	62,307,407	(3,628,195)
09/17/2020	JPM	TRY	84,000,000	USD	11,214,953	(177,246)
10/19/2020	DB	USD	71,988,781	JPY	7,690,000,000	660,940

						$(7,578,701)

Reverse Repurchase Agreements

Average balance outstanding	$(10,300,000)

Average interest rate (net)	(0.10)%

Maximum balance outstanding	$(10,300,000)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements at the end of the period.

See accompanying notes to the financial statements.	13

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

Credit Linked Options

Principal / Notional Amount			Expiration Date	Description	Premiums Paid/ (Received) ($)	Value ($)

Put Sold	USD	45,000,000	01/20/2021	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB)(a)	(701,250)	57,489

Put Sold	USD	46,000,000	04/13/2021	Lebanon Gap Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB)(a)	(947,472)	(318,442)

Put Sold	USD	9,746,000	01/24/2024	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB)(a)	(63,322)	86,477

Put Sold	USD	50,797,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB)(a)	(1,016,805)	181,750

Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB)(a)	(3,490,667)	(272,024)

					$(6,219,516)	$(264,750)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX-EMS.31.V1-5Y	USD	140,060,000	1.00%	1.50%	N/A	06/20/2024	Quarterly	$4,376,875	$2,588,869	$(1,788,006)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Commonwealth of Bahamas	DB	EUR	51,746,000	1.00%	6.52%	N/A	12/20/2020	Quarterly	7,730,397	1,038,667	(6,691,730)
Republic of South Africa	CITI	USD	22,400,000	1.00%	1.97%	N/A	06/20/2022	Quarterly	741,653	386,398	(355,255)
Republic of South Africa	GS	USD	3,800,000	1.00%	1.97%	N/A	06/20/2022	Quarterly	213,052	65,550	(147,502)
Petrobras Global Finance BV	CITI	USD	37,000,000	1.00%	2.51%	N/A	06/20/2024	Quarterly	1,923,458	2,014,709	91,251
Commonwealth of Bahamas	DB	EUR	44,558,436	1.00%	6.11%	N/A	06/20/2025	Quarterly	6,171,081	6,519,163	348,082
Republic of South Africa	GS	USD	38,000,000	1.00%	2.90%	N/A	06/20/2025	Quarterly	4,401,764	3,187,615	(1,214,149)
Republic of South Africa	GS	USD	3,800,000	1.00%	2.90%	N/A	06/20/2025	Quarterly	548,468	318,761	(229,707)
Republic of Turkey	CITI	USD	12,000,000	1.00%	5.28%	N/A	06/20/2025	Quarterly	1,834,197	2,105,351	271,154
United States of Mexico	GS	USD	20,000,000	1.00%	1.78%	N/A	06/20/2029	Quarterly	1,589,641	1,233,915	(355,726)
United States of Mexico	GS	USD	20,000,000	1.00%	1.93%	N/A	09/20/2031	Quarterly	2,640,655	1,756,054	(884,601)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	61,270,000	1.00%	6.52%	61,270,000 USD	12/20/2020	Quarterly	(7,515,364)	(1,028,319)	6,487,045
Commonwealth of Bahamas	DB	USD	3,487,000	1.00%	6.31%	3,487,000 USD	06/20/2023	Quarterly	(641,463)	(462,745)	178,718
Commonwealth of Bahamas	DB	USD	6,975,000	1.00%	6.31%	6,975,000 USD	06/20/2023	Quarterly	(1,263,915)	(925,623)	338,292
Commonwealth of Bahamas	DB	USD	59,796,571	1.00%	6.10%	59,796,571 USD	06/20/2025	Quarterly	(6,983,424)	(7,225,877)	(242,453)
Republic of Malaysia	CITI	USD	17,200,000	1.00%	0.76%	17,200,000 USD	12/20/2028	Quarterly	(845,599)	321,665	1,167,264
Republic of Brazil	JPM	USD	10,000,000	1.00%	2.88%	10,000,000 USD	03/20/2030	Quarterly	(1,418,590)	(1,487,418)	(68,828)

									$9,126,011	$7,817,866	$(1,308,145)

14	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2020, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Cross-Currency Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(0.22)%	3 Month USD LIBOR	GS	JPY	14,852,761,000	04/28/2025	Quarterly	$—	$(3,288,928)	$(3,288,928)

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
0.53%	6 Month EURIBOR	EUR	30,000,000	01/24/2050	Semi-Annual	(29,167)	(4,379,500)	(4,350,333)
0.18%	GBP — SONIA-COMPOUND	GBP	6,410,000	04/22/2050	Annually	7,914	548,047	540,133

						$(21,253)	$(3,831,453)	$(3,810,200)

As of August 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Security is backed by U.S. Treasury Bonds.

(c)	Investment valued using significant unobservable inputs (Note 2).

(d)	Security is in default.

(e)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(f)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(g)	The rate disclosed is the 7 day net yield as of August 31, 2020.

(h)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 39.

See accompanying notes to the financial statements.	15

GMO High Yield Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Investment Funds	45.7%
Debt Obligations	33.1
Short-Term Investments	19.1
Swap Contracts	1.0
Futures Contracts	0.0 ^
Forward Currency Contracts	(0.1)
Other	1.2

100.0%

Industry Group Summary¤	% of Investments
Consumer Cyclical	24.6%
Communications	14.8
Consumer Non-Cyclical	13.3
Energy	11.5
Basic Industry	6.3
Finance Companies	6.2
Technology	6.2
Capital Goods	4.5
Transportation	3.7
Electric	1.5
Industrial Other	1.5
REITS	1.4
Banking	0.9
Insurance	0.8

97.2%

&

In the table above, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table excludes short-term investments and mutual funds, if any. The table includes exposure through the use of certain derivative financial instruments and excludes exposures through certain currency linked derivatives such as forward currency contracts. The table takes in account the market values of securities and the notional amounts of swaps. The table is not normalized, thus the table may not total to 100%.

^	Rounds to 0.0%.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 33.1%

	Corporate Debt — 33.0%

	Australia — 0.1%

180,000	Adani Abbot Point Terminal Pty Ltd., 144A, 4.45%, due 12/15/22	167,936

	Canada — 2.5%

625,000	Cenovus Energy, Inc., 5.38%, due 07/15/25	635,965

1,000,000	Cenovus Energy, Inc., 5.25%, due 06/15/37	909,347

1,125,000	Methanex Corp., 5.25%, due 12/15/29	1,134,804

125,000	Mountain Province Diamonds, Inc., 144A, 8.00%, due 12/15/22	91,250

500,000	Quebecor Media, Inc., 5.75%, due 01/15/23	536,250

375,000	Taseko Mines Ltd., 144A, 8.75%, due 06/15/22	345,000

500,000	Tervita Corp., 144A, 7.63%, due 12/01/21	420,000

	Total Canada	4,072,616

	Germany — 0.6%

1,000,000	ZF North America Capital, Inc., 144A, 4.75%, due 04/29/25	1,056,375

	Luxembourg — 1.0%

500,000	ArcelorMittal SA, 3.60%, due 07/16/24	526,125

875,000	ArcelorMittal SA, 7.25%, due 10/15/39	1,124,375

	Total Luxembourg	1,650,500

	Netherlands — 0.3%

500,000	OCI NV, 144A, 5.25%, due 11/01/24	513,750

	New Zealand — 0.4%

750,000	Trilogy International Partners LLC / Trilogy International Finance, Inc., 144A, 8.88%, due 05/01/22	690,000

	United Kingdom — 1.6%

500,000	Avon Products, Inc., 7.00%, due 03/15/23	522,500

44,000	Global Ship Lease, Inc., 144A, 9.88%, due 11/15/22	43,065

190,000	Jaguar Land Rover Automotive Plc, 144A, 5.63%, due 02/01/23	183,350

1,125,000	Rolls-Royce Plc, 144A, 3.63%, due 10/14/25	1,088,488

750,000	Virgin Media Secured Finance Plc, 144A, 4.50%, due 08/15/30	789,562

	Total United Kingdom	2,626,965

	United States — 26.5%

125,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144A, 3.50%, due 02/15/23	127,813

375,000	Ally Financial, Inc., 5.75%, due 11/20/25	420,949

1,000,000	Antero Resources Corp., 5.13%, due 12/01/22	868,750

Par Value†	Description	Value ($)

	Corporate Debt — continued

	United States — continued

1,125,000	Apache Corp., 5.35%, due 07/01/49	1,085,051

750,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A, 10.00%, due 04/01/22	701,250

500,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A, 10.50%, due 05/15/25	579,610

375,000	Buckeye Partners LP, 4.35%, due 10/15/24	373,125

625,000	Carnival Corp., 144A, 11.50%, due 04/01/23	697,212

625,000	CDW LLC / CDW Finance Corp., 4.13%, due 05/01/25	651,703

875,000	CenturyLink, Inc., 144A, 4.00%, due 02/15/27	889,114

625,000	CHS/Community Health Systems, Inc., 6.25%, due 03/31/23	626,562

875,000	Cinemark USA, Inc., 5.13%, due 12/15/22	820,312

375,000	Cleaver-Brooks, Inc., 144A, 7.88%, due 03/01/23	366,563

1,375,000	Continental Resources, Inc., 3.80%, due 06/01/24	1,355,695

366,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, due 04/01/23	360,433

875,000	CSC Holdings LLC, 6.75%, due 11/15/21	918,750

250,000	CSC Holdings LLC, 5.88%, due 09/15/22	265,000

1,125,000	Delta Air Lines, Inc., 4.38%, due 04/19/28	1,050,418

625,000	DISH DBS Corp., 5.88%, due 07/15/22	659,687

125,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 144A, 10.50%, due 02/15/23	113,750

1,375,000	EQM Midstream Partners LP, 4.75%, due 07/15/23	1,401,139

875,000	Fluor Corp., 3.50%, due 12/15/24	683,357

1,250,000	Ford Motor Credit Co. LLC, 4.13%, due 08/04/25	1,256,475

980,000	Ford Motor Credit Co. LLC, 4.39%, due 01/08/26	996,974

2,627,000	Ford Motor Credit Co. LLC, 3.82%, due 11/02/27	2,567,892

375,000	Genworth Holdings, Inc., 7.20%, due 02/15/21	379,688

182,000	HC2 Holdings, Inc., 144A, 11.50%, due 12/01/21	169,715

250,000	Hillman Group, Inc. (The), 144A, 6.38%, due 07/15/22	245,000

375,000	Iron Mountain, Inc., 144A, REIT, 5.63%, due 07/15/32	403,125

500,000	KB Home, 4.80%, due 11/15/29	541,250

470,000	Kraft Heinz Foods Co., 3.95%, due 07/15/25	511,197

625,000	Kraft Heinz Foods Co., 144A, 3.88%, due 05/15/27	668,298

500,000	Kraft Heinz Foods Co., 6.75%, due 03/15/32	662,202

See accompanying notes to the financial statements.	17

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	Corporate Debt — continued

	United States — continued

696,000	Macy’s Retail Holdings LLC, 3.88%, due 01/15/22	636,840

898,000	Macy’s Retail Holdings LLC, 2.88%, due 02/15/23	743,095

1,039,000	Michael Kors USA, Inc., 144A, 4.25%, due 11/01/24	985,834

375,000	Netflix, Inc., 4.38%, due 11/15/26	417,266

625,000	Newell Brands, Inc., 4.70%, due 04/01/26	676,606

500,000	Occidental Petroleum Corp., 2.90%, due 08/15/24	460,000

500,000	Occidental Petroleum Corp., 4.30%, due 08/15/39	385,000

2,375,000	Occidental Petroleum Corp., 4.40%, due 08/15/49	1,828,750

375,000	OneMain Finance Corp., 6.63%, due 01/15/28	428,066

250,000	OneMain Finance Corp., 7.75%, due 10/01/21	261,875

375,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 5.75%, due 04/15/26	414,375

1,125,000	QVC, Inc., 5.45%, due 08/15/34	1,119,375

625,000	RHP Hotel Properties LP / RHP Finance Corp., REIT, 5.00%, due 04/15/23	614,456

375,000	Rockies Express Pipeline LLC, 144A, 3.60%, due 05/15/25	368,265

525,000	RR Donnelley & Sons Co., 8.25%, due 07/01/27	521,062

625,000	Sealed Air Corp., 144A, 5.25%, due 04/01/23	668,875

500,000	Service Corp. International, 5.13%, due 06/01/29	553,935

500,000	Service Properties Trust, REIT, 4.50%, due 03/15/25	467,500

1,125,000	Service Properties Trust, REIT, 4.38%, due 02/15/30	973,125

625,000	Southwestern Energy Co., 6.45%, due 01/23/25	627,837

1,000,000	Spirit AeroSystems, Inc., 3.85%, due 06/15/26	937,500

625,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, due 01/15/28	638,925

875,000	Tenet Healthcare Corp., 8.13%, due 04/01/22	944,562

375,000	Toll Brothers Finance Corp., 5.88%, due 02/15/22	390,938

250,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 144A, REIT, 6.00%, due 04/15/23	252,563

625,000	Urban One, Inc., 144A, 7.38%, due 04/15/22	562,500

250,000	Vericast Corp., 144A, 8.38%, due 08/15/22	205,345

	Par Value† / Shares	Description	Value ($)

		Corporate Debt — continued

		United States — continued

	375,000	Veritas US, Inc. / Veritas Bermuda Ltd., 144A, 7.50%, due 02/01/23	375,469

	625,000	Vistra Operations Co. LLC, 144A, 5.50%, due 09/01/26	656,250

	375,000	Weekley Homes LLC / Weekley Finance Corp., 6.00%, due 02/01/23	374,063

	375,000	Western Midstream Operating LP, 4.00%, due 07/01/22	381,563

	500,000	Western Midstream Operating LP, 5.05%, due 02/01/30	512,600

	1,125,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A, 4.25%, due 05/30/23	1,103,929

		Total United States	43,906,403

		Total Corporate Debt	54,684,545

		U.S. Government — 0.1%

	150,000	U.S. Treasury Note, Variable Rate, USBM + 0.15%, 0.26%, due 01/31/22 (a)	150,249

		TOTAL DEBT OBLIGATIONS (COST $53,113,717)	54,834,794

		INVESTMENT FUNDS — 45.7%

		United States — 45.7%

USD	889,667	iShares iBoxx $ High Yield Corporate Bond ETF	75,648,385

		TOTAL INVESTMENT FUNDS (COST $73,114,490)	75,648,385

		SHORT-TERM INVESTMENTS — 19.1%

		Foreign Government Obligations — 8.5%

JPY	1,500,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/05/20	14,163,427

		Money Market Funds — 0.9%

	1,466,462	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (b)	1,466,462

		U.S. Government — 9.7%

	5,000,000	U.S. Treasury Bill, 0.12%, due 01/14/21 (a) (c)	4,997,821

	11,000,000	U.S. Treasury Bill, 0.11%, due 02/11/21 (c)	10,994,708

		Total U.S. Government	15,992,529

		TOTAL SHORT-TERM INVESTMENTS (COST $31,428,655)	31,622,418

		TOTAL INVESTMENTS — 97.9% (Cost $157,656,862)	162,105,597

		Other Assets and Liabilities (net) — 2.1%	3,561,404

		TOTAL NET ASSETS — 100.0%	$165,667,001

18	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

A summary of outstanding financial instruments at August 31, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
10/05/2020	DB	JPY	1,500,000,000	USD	13,966,415	$(202,247)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
28	U.S. Treasury Note 2 Yr. (CBT)	December 2020	6,186,469	3,468
51	U.S. Treasury Note 5 Yr. (CBT)	December 2020	6,427,594	8,666
34	U.S. Treasury Note 10 Yr. (CBT)	December 2020	4,734,500	11,113

			$17,348,563	$23,247

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
7	U.S. Long Bond (CBT)	December 2020	1,230,031	4,413
49	U.S. Treasury Note 10 Yr. (CBT)	December 2020	6,823,250	(5,363)
11	U.S. Ultra Bond (CBT)	December 2020	2,429,969	12,737

			$10,483,250	$11,787

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Reverse Repurchase Agreements

Average balance outstanding	$(743,429)
Average interest rate (net)	(0.21)%
Maximum balance outstanding	$(898,268)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements at the end of the period.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX.NA.HYS.34.V7-5Y	USD	29,325,690	5.00%	3.66%	29,325,690 USD	06/20/2025	Quarterly	$43,723	$1,676,579	$1,632,856

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising

See accompanying notes to the financial statements.	19

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2020, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

As of August 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2020.
(c)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 39

20	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund (formerly GMO Core Plus Bond Fund)

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary†	% of Total Net Assets
Debt Obligations	61.7%
Short-Term Investments	29.9
Investment Funds	18.0
Mutual Funds	3.4
Swap Contracts	0.5
Loan Participations	0.0	^
Futures Contracts	0.0	^
Loan Assignments	0.0	^
Rights/Warrants	0.0	^
Purchased Options	0.0	^
Written Options/Credit Linked Options	(0.0	)^
Forward Currency Contracts	(0.2)
Other	(13.3)

	100.0%

Country/Region Summary‡	% of Investments
United States	87.0%
Canada	11.0
Switzerland	9.1
Sweden	5.7
Other Emerging	4.8	*
Australia	3.8
Japan	0.1
United Kingdom	(1.5)
New Zealand	(3.0)
Euro Region	(17.0	)§

	100.0%

†

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

‡

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table is normalized to 100%, therefore the absolute exposure presented for each country may not be representative of the true exposure of the Fund. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.

*	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

GMO Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value†		Value ($)

	DEBT OBLIGATIONS — 40.3%

	United States — 40.3%

	Asset-Backed Securities — 18.6%

1,250,000	BAMLL Commercial Mortgage Securities Trust, Series 12-PARK, Class A, 144A, 2.96%, due 12/10/30	1,307,443

5,100,000	CGRBS Commercial Mortgage Trust, Series 13-VN05, Class C, 144A, Variable Rate, 3.70%, due 03/13/35	5,388,645

31,520,000	Commercial Mortgage Trust, Series 13-WWP, Class A2, 144A, 3.42%, due 03/10/31	33,355,946

2,210,000	Commercial Mortgage Trust, Series 13-WWP, Class B, 144A, 3.73%, due 03/10/31	2,353,556

6,461,000	Commercial Mortgage Trust, Series 13-WWP, Class C, 144A, 3.54%, due 03/10/31	6,854,584

6,310,000	Commercial Mortgage Trust, Series 13-WWP, Class D, 144A, 3.90%, due 03/10/31	6,744,124

3,986,999	Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 06-4TS, Class A, 144A, 5.40%, due 12/13/28	3,991,925

1,000,000	Morgan Stanley Capital I Trust, Series 14-CPT, Class A, 144A, 3.35%, due 07/13/29	1,015,156

490,000	Morgan Stanley Capital I Trust, Series 14-CPT, Class B, 144A, Variable Rate, 3.56%, due 07/13/29	497,670

250,000	Morgan Stanley Capital I Trust, Series 14-CPT, Class E, 144A, Variable Rate, 3.56%, due 07/13/29	253,913

300,000	Morgan Stanley Capital I Trust, Series 14-CPT, Class F, 144A, Variable Rate, 3.56%, due 07/13/29	304,696

375,000	Morgan Stanley Capital I Trust, Series 14-MP, Class A, 144A, 3.47%, due 08/11/33	381,828

100,000	Morgan Stanley Capital I Trust, Series 14-MP, Class C, 144A, Variable Rate, 3.82%, due 08/11/33	102,004

5,000,000	Morgan Stanley Capital I Trust, Series 14-MP, Class E, 144A, Variable Rate, 3.82%, due 08/11/33	5,100,220

	Total Asset-Backed Securities	67,651,710

	U.S. Government — 7.5%

7,407,000	U.S. Treasury Bond, 3.75%, due 11/15/43	10,928,218

4,750,000	U.S. Treasury Bond, 3.38%, due 05/15/44 (a)	6,659,463

8,170,000	U.S. Treasury Note, 2.25%, due 08/15/49 (a)	9,664,855

	Total U.S. Government	27,252,536

	U.S. Government Agency — 14.2%

10,600,000	Federal National Mortgage Association, TBA, 2.50%, due 09/17/35	11,121,305

10,800,000	Federal National Mortgage Association, TBA, 3.00%, due 09/14/50	11,389,781

15,200,000	Federal National Mortgage Association, TBA, 3.50%, due 09/14/50	16,031,250

	Par Value† / Shares		Value ($)

		U.S. Government Agency — continued

	11,500,000	Federal National Mortgage Association, TBA, 4.00%, due 09/14/50	12,255,586

	1,000,000	Government National Mortgage Association, TBA, 3.50%, due 09/21/50	1,052,500

		Total U.S. Government Agency	51,850,422

		TOTAL DEBT OBLIGATIONS (COST $139,984,418)	146,754,668

		INVESTMENT FUNDS — 18.0%

		United States — 18.0%

	483,362	iShares iBoxx $ Investment Grade Corporate Bond ETF	65,543,887

		TOTAL INVESTMENT FUNDS (COST $58,541,403)	65,543,887

		MUTUAL FUNDS — 28.5%

		United States — 28.5%

		Affiliated Issuers — 28.5%

	703,696	GMO Emerging Country Debt Fund, Class IV	18,887,198

	2,829,708	GMO Opportunistic Income Fund, Class VI	73,261,150

	2,257,034	GMO U.S. Treasury Fund	11,375,452

		TOTAL MUTUAL FUNDS (COST $106,599,495)	103,523,800

		SHORT-TERM INVESTMENTS — 27.0%

		Foreign Government Obligations — 26.1%

CAD	13,400,000	Canadian Treasury Bill, Zero Coupon, due 10/01/20	10,272,083

JPY	1,900,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/26/20	17,941,583

JPY	3,300,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/28/20	31,159,020

JPY	3,750,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/14/20	35,407,027

		Total Foreign Government Obligations	94,779,713

		Money Market Funds — 0.9%

	3,165,756	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (b)	3,165,756

		TOTAL SHORT-TERM INVESTMENTS (COST $96,713,634)	97,945,469

		TOTAL INVESTMENTS — 113.8% (Cost $401,838,950)	413,767,824

		Other Assets and Liabilities (net) — (13.8%)	(50,066,715)

		TOTAL NET ASSETS — 100.0%	$363,701,109

22	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

A summary of outstanding financial instruments at August 31, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
10/06/2020	JPM	AUD	8,410,000	USD	6,076,990	(126,533)
10/06/2020	MSCI	AUD	14,096,000	USD	10,041,173	(356,553)
09/03/2020	JPM	CAD	1,909,422	USD	1,410,000	(53,897)
09/03/2020	MSCI	CAD	5,159,912	USD	3,790,000	(165,952)
10/01/2020	DB	CAD	13,400,000	USD	9,995,293	(278,968)
10/14/2020	MSCI	CHF	14,730,189	USD	16,150,283	(165,395)
09/01/2020	DB	CLP	352,479,600	USD	451,943	(1,413)
09/01/2020	JPM	CLP	2,896,938,400	USD	3,598,575	(127,439)
09/01/2020	MSCI	CLP	1,267,259,000	USD	1,611,442	(18,493)
11/02/2020	JPM	CLP	205,784,900	USD	262,950	(1,813)
11/03/2020	JPM	COP	9,359,361,500	USD	2,490,616	(1,227)
09/03/2020	MSCI	EUR	2,150,000	USD	2,434,536	(131,220)
10/14/2020	JPM	GBP	4,679,000	USD	6,127,834	(128,513)
10/14/2020	BOA	HUF	112,678,930	USD	380,000	1,903
10/14/2020	MSCI	HUF	580,996,591	USD	1,853,377	(96,170)
10/26/2020	BCLY	INR	70,412,348	USD	934,371	(20,641)
09/09/2020	DB	JPY	235,801,280	USD	2,200,000	(26,479)
09/09/2020	JPM	JPY	270,619,401	USD	2,530,000	(25,238)
09/09/2020	MSCI	JPY	238,179,914	USD	2,260,000	11,061
09/14/2020	DB	JPY	3,750,000,000	USD	34,974,459	(436,391)
09/28/2020	MSCI	JPY	3,300,000,000	USD	30,746,978	(421,127)
10/26/2020	DB	JPY	1,900,000,000	USD	17,903,584	(47,729)
09/29/2020	BCLY	KRW	1,148,077,700	USD	960,000	(6,710)
09/29/2020	CITI	KRW	442,871,500	USD	370,000	(2,909)
09/29/2020	JPM	KRW	524,955,200	USD	440,000	(2,025)
09/29/2020	MSCI	KRW	1,703,854,260	USD	1,430,000	(4,687)
09/04/2020	JPM	NOK	53,707,670	USD	5,948,124	(200,054)
10/20/2020	JPM	NOK	12,773,819	USD	1,450,000	(12,677)
10/05/2020	JPM	NZD	5,340,000	USD	3,531,672	(65,176)
11/03/2020	MSCI	PEN	1,900,395	USD	540,822	4,659
09/01/2020	BCLY	PHP	14,007,560	USD	280,000	(8,905)
09/01/2020	CITI	PHP	9,063,900	USD	180,000	(6,942)
09/01/2020	JPM	PHP	18,817,830	USD	370,000	(18,117)
09/01/2020	MSCI	PHP	41,889,290	USD	863,750	(213)
10/01/2020	MSCI	PHP	27,306,500	USD	561,250	(1,307)
09/15/2020	JPM	PLN	9,686,455	USD	2,462,522	(167,797)
10/15/2020	BCLY	RUB	176,898,180	USD	2,465,490	93,979
10/05/2020	BCLY	SEK	9,589,067	USD	1,100,000	(9,020)
10/19/2020	BCLY	SGD	450,145	USD	330,000	(866)
10/19/2020	MSCI	SGD	451,328	USD	330,000	(1,735)
10/15/2020	BCLY	THB	44,278,143	USD	1,400,000	(22,481)
10/15/2020	BOA	THB	10,403,217	USD	330,000	(4,214)
09/17/2020	JPM	TRY	5,115,427	USD	682,968	(10,794)
10/06/2020	BCLY	TWD	18,947,800	USD	650,000	3,633
10/06/2020	JPM	TWD	11,382,540	USD	390,000	1,707
11/04/2020	MSCI	USD	1,512,412	BRL	7,772,435	(96,397)
09/03/2020	GS	USD	1,140,000	CAD	1,523,448	27,983
09/03/2020	JPM	USD	13,370,000	CAD	17,894,606	349,266
09/03/2020	MSCI	USD	6,197,657	CAD	8,461,833	289,780
10/14/2020	JPM	USD	1,670,000	CHF	1,515,017	8,086
09/01/2020	DB	USD	460,000	CLP	352,479,600	(6,644)
09/01/2020	JPM	USD	3,705,003	CLP	2,896,938,400	21,011
09/01/2020	MSCI	USD	1,633,416	CLP	1,267,259,000	(3,480)
10/19/2020	BOA	USD	620,000	CZK	13,660,158	750
09/03/2020	DB	USD	2,413,416	EUR	2,150,000	152,339
10/27/2020	BOA	USD	1,084,028	EUR	929,000	25,923
10/27/2020	JPM	USD	5,920,365	EUR	5,020,000	77,435
10/27/2020	MSCI	USD	2,102,055	EUR	1,760,000	760
10/14/2020	JPM	USD	3,627,284	GBP	2,750,000	49,774
10/14/2020	BCLY	USD	240,000	HUF	69,888,240	(5,488)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
10/14/2020	CITI	USD	820,000	HUF	240,765,978	(12,104)
10/14/2020	MSCI	USD	200,000	HUF	58,441,920	(3,897)
09/21/2020	JPM	USD	860,741	IDR	12,753,596,000	12,693
09/21/2020	MSCI	USD	300,000	IDR	4,440,660,000	4,120
10/30/2020	JPM	USD	1,462,056	ILS	4,925,594	7,520
10/26/2020	BCLY	USD	410,000	INR	30,885,710	8,907
10/26/2020	JPM	USD	710,000	INR	53,347,270	13,556
09/09/2020	CITI	USD	160,000	JPY	17,377,701	4,083
09/09/2020	GS	USD	1,450,000	JPY	153,948,820	3,613
09/09/2020	JPM	USD	16,111,064	JPY	1,764,251,753	547,326
09/29/2020	MSCI	USD	1,366,211	KRW	1,641,885,000	16,297
10/21/2020	JPM	USD	359,882	MXN	8,007,702	3,892
09/04/2020	JPM	USD	5,638,704	NOK	53,707,670	509,474
10/05/2020	BCLY	USD	119,936	NZD	180,000	1,306
10/05/2020	JPM	USD	6,681,333	NZD	10,160,000	162,107
09/01/2020	BCLY	USD	288,834	PHP	14,007,560	71
09/01/2020	CITI	USD	186,896	PHP	9,063,900	46
09/01/2020	JPM	USD	388,021	PHP	18,817,830	96
09/01/2020	MSCI	USD	847,915	PHP	41,889,290	16,048
09/15/2020	BOA	USD	970,000	PLN	3,623,157	13,854
09/15/2020	CITI	USD	2,470,857	PLN	9,506,749	110,665
09/15/2020	DB	USD	1,230,000	PLN	4,577,146	12,907
09/15/2020	JPM	USD	29,143	PLN	111,096	1,024
09/30/2020	BCLY	USD	210,000	RON	861,710	2,172
09/30/2020	BOA	USD	211,530	RON	918,178	14,546
09/30/2020	CITI	USD	180,000	RON	736,901	1,441
10/15/2020	BCLY	USD	1,090,000	RUB	81,104,516	(2,707)
10/15/2020	CITI	USD	280,000	RUB	20,557,292	(4,407)
10/05/2020	JPM	USD	15,010,417	SEK	130,620,649	96,471
10/15/2020	BCLY	USD	420,000	THB	13,086,108	405
10/15/2020	JPM	USD	216,548	THB	6,794,634	1,736
10/06/2020	JPM	USD	440,000	TWD	12,872,640	(875)
10/06/2020	MSCI	USD	1,473,031	TWD	42,813,660	(12,527)
10/30/2020	JPM	USD	2,471,211	ZAR	41,180,503	(56,775)

						$(696,696)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
24	U.S. Long Bond (CBT)	December 2020	4,217,250	(4,498)
74	U.S. Treasury Note 2 Yr. (CBT)	December 2020	16,349,953	8,776
451	U.S. Treasury Note 5 Yr. (CBT)	December 2020	56,840,094	78,848
71	U.S. Treasury Note 10 Yr. (CBT)	December 2020	9,886,750	23,207
105	U.S. Treasury Ultra 10 Yr. (CBT)	December 2020	16,740,938	35,960
25	U.S. Ultra Bond (CBT)	December 2020	5,522,656	(8,852)

			$109,557,641	$133,441

See accompanying notes to the financial statements.	23

GMO Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
6	Canadian Government Bond 10 Yr.	December 2020	$694,323	$2,014

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month AUD BBSW	0.19%	AUD	20,020,000	09/16/2022	Quarterly	2,385	9,366	6,981
(0.68)%	6 Month CHF LIBOR	CHF	26,550,000	09/16/2022	Semi-Annually	—	21,760	21,760
6 Month CHF LIBOR	(0.63)%	CHF	4,950,000	09/16/2022	Semi-Annually	354	928	574
6 Month CHF LIBOR	(0.65)%	CHF	3,650,000	09/16/2022	Semi-Annually	—	(745)	(745)
3 Month NZD Bank Bill Rate	0.09%	NZD	8,550,000	09/16/2022	Quarterly	—	2,472	2,472
0.21%	3 Month NZD Bank Bill Rate	NZD	24,350,000	09/16/2022	Quarterly	—	(47,212)	(47,212)
0.19%	3 Month NZD Bank Bill Rate	NZD	12,500,000	09/16/2022	Quarterly	—	(19,607)	(19,607)
(0.04)%	3 Month SEK STIBOR	SEK	218,800,000	09/16/2022	Quarterly	—	7,453	7,453
(0.03)%	3 Month SEK STIBOR	SEK	220,000,000	09/16/2022	Quarterly	—	2,909	2,909
(0.03)%	3 Month SEK STIBOR	SEK	444,700,000	09/16/2022	Quarterly	3,799	5,366	1,567
3 Month SEK STIBOR	0.02%	SEK	108,200,000	09/16/2022	Quarterly	—	8,840	8,840
(0.02)%	3 Month SEK STIBOR	SEK	55,050,000	09/16/2022	Quarterly	—	(674)	(674)
0.56%	3 Month CAD LIBOR	CAD	45,600,000	09/19/2022	Semi-Annually	4,390	(8,348)	(12,738)
6 Month EURIBOR	(0.44)%	EUR	3,350,000	09/21/2022	Semi-Annually	(431)	(638)	(207)
6 Month GBP LIBOR	0.10%	GBP	32,870,000	09/21/2022	Semi-Annually	(4,350)	(6,241)	(1,891)
6 Month GBP LIBOR	0.10%	GBP	42,190,000	09/21/2022	Semi-Annually	4,791	(12,554)	(17,345)
0.12%	6 Month GBP LIBOR	GBP	7,980,000	09/21/2022	Semi-Annually	(353)	(1,922)	(1,569)
3 Month USD LIBOR	0.21%	USD	61,990,000	09/21/2022	Quarterly	5,770	(4,174)	(9,944)
0.84%	6 Month AUD BBSW	AUD	8,970,000	09/16/2030	Semi-Annually	(18,221)	41,666	59,887
0.82%	6 Month AUD BBSW	AUD	4,140,000	09/16/2030	Semi-Annually	(6,567)	23,841	30,408
6 Month AUD BBSW	0.90%	AUD	3,390,000	09/16/2030	Semi-Annually	—	816	816
6 Month AUD BBSW	0.83%	AUD	12,290,000	09/16/2030	Semi-Annually	(4,284)	(61,502)	(57,218)
6 Month AUD BBSW	0.83%	AUD	7,830,000	09/16/2030	Semi-Annually	2,171	(40,309)	(42,480)
6 Month AUD BBSW	0.81%	AUD	5,690,000	09/16/2030	Semi-Annually	—	(38,491)	(38,491)
3 Month CAD LIBOR	1.07%	CAD	6,520,000	09/16/2030	Semi-Annually	(2,116)	(20,250)	(18,134)
3 Month CAD LIBOR	1.06%	CAD	4,110,000	09/16/2030	Semi-Annually	—	(17,037)	(17,037)
3 Month CAD LIBOR	0.98%	CAD	7,990,000	09/16/2030	Semi-Annually	(6,383)	(83,538)	(77,155)
3 Month CAD LIBOR	1.00%	CAD	19,160,000	09/16/2030	Semi-Annually	54,289	(164,764)	(219,053)
3 Month CAD LIBOR	1.08%	CAD	1,500,000	09/16/2030	Semi-Annually	—	(3,879)	(3,879)
3 Month CAD LIBOR	1.14%	CAD	31,480,000	09/16/2030	Semi-Annually	1,346	56,466	55,120
0.93%	3 Month CAD LIBOR	CAD	4,940,000	09/16/2030	Semi-Annually	—	69,619	69,619
(0.19)%	6 Month CHF LIBOR	CHF	2,080,000	09/16/2030	Semi-Annually	—	(9,252)	(9,252)
6 Month CHF LIBOR	(0.33)%	CHF	5,250,000	09/16/2030	Semi-Annually	—	(60,060)	(60,060)
6 Month CHF LIBOR	(0.19)%	CHF	11,940,000	09/16/2030	Semi-Annually	—	40,917	40,917
6 Month CHF LIBOR	(0.21)%	CHF	21,650,000	09/16/2030	Semi-Annually	(6,280)	32,423	38,703
(0.32)%	6 Month CHF LIBOR	CHF	720,000	09/16/2030	Semi-Annually	—	8,032	8,032
(0.25)%	6 Month CHF LIBOR	CHF	990,000	09/16/2030	Semi-Annually	204	2,337	2,133
3 Month NZD Bank Bill Rate	0.74%	NZD	4,375,000	09/16/2030	Quarterly	39,260	36,305	(2,955)
0.64%	3 Month NZD Bank Bill Rate	NZD	3,840,000	09/16/2030	Quarterly	—	(6,319)	(6,319)
0.61%	3 Month NZD Bank Bill Rate	NZD	1,740,000	09/16/2030	Quarterly	—	1,073	1,073
0.59%	3 Month NZD Bank Bill Rate	NZD	5,620,000	09/16/2030	Quarterly	(1,131)	11,317	12,448
3 Month NZD Bank Bill Rate	0.71%	NZD	5,000,000	09/16/2030	Quarterly	—	30,348	30,348
3 Month NZD Bank Bill Rate	0.64%	NZD	2,570,000	09/16/2030	Quarterly	—	4,229	4,229
0.52%	3 Month NZD Bank Bill Rate	NZD	12,460,000	09/16/2030	Quarterly	27,447	81,458	54,011

24	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month SEK STIBOR	0.32%	SEK	11,900,000	09/16/2030	Quarterly	—	(11,953)	(11,953)
3 Month SEK STIBOR	0.28%	SEK	44,200,000	09/16/2030	Quarterly	—	(66,685)	(66,685)
3 Month SEK STIBOR	0.28%	SEK	44,350,000	09/16/2030	Quarterly	—	(64,116)	(64,116)
3 Month SEK STIBOR	0.29%	SEK	89,950,000	09/16/2030	Quarterly	—	(124,370)	(124,370)
3 Month SEK STIBOR	0.37%	SEK	11,200,000	09/16/2030	Quarterly	—	(5,474)	(5,474)
0.34%	3 Month SEK STIBOR	SEK	23,000,000	09/16/2030	Quarterly	(1,656)	18,358	20,014
0.32%	3 Month SEK STIBOR	SEK	22,000,000	09/16/2030	Quarterly	—	22,098	22,098
0.36%	3 Month SEK STIBOR	SEK	21,700,000	09/16/2030	Quarterly	2,460	11,849	9,389
3 Month SEK STIBOR	0.49%	SEK	95,500,000	09/16/2030	Quarterly	—	91,233	91,233
3 Month SEK STIBOR	0.51%	SEK	127,520,000	09/16/2030	Quarterly	(11,056)	149,590	160,646
6 Month EURIBOR	(0.25)%	EUR	960,000	09/18/2030	Semi-Annually	—	(13,199)	(13,199)
(0.19)%	6 Month EURIBOR	EUR	22,700,000	09/18/2030	Semi-Annually	3,831	142,429	138,598
(0.20)%	6 Month EURIBOR	EUR	32,940,000	09/18/2030	Semi-Annually	28,957	259,148	230,191
(0.20)%	6 Month EURIBOR	EUR	670,000	09/18/2030	Semi-Annually	(185)	4,861	5,046
0.32%	6 Month GBP LIBOR	GBP	3,950,000	09/18/2030	Semi-Annually	—	75,486	75,486
0.30%	6 Month GBP LIBOR	GBP	12,010,000	09/18/2030	Semi-Annually	27,130	262,269	235,139
6 Month GBP LIBOR	0.31%	GBP	1,720,000	09/18/2030	Semi-Annually	—	(35,730)	(35,730)
6 Month GBP LIBOR	0.28%	GBP	1,050,000	09/18/2030	Semi-Annually	—	(26,282)	(26,282)
6 Month GBP LIBOR	0.30%	GBP	1,990,000	09/18/2030	Semi-Annually	—	(42,265)	(42,265)
6 Month GBP LIBOR	0.41%	GBP	2,770,000	09/18/2030	Semi-Annually	(7,307)	(21,612)	(14,305)
6 Month GBP LIBOR	0.45%	GBP	1,620,000	09/18/2030	Semi-Annually	694	(3,049)	(3,743)
0.32%	6 Month GBP LIBOR	GBP	11,270,000	09/18/2030	Semi-Annually	7,948	211,625	203,677
0.60%	3 Month USD LIBOR	USD	11,260,000	09/18/2030	Quarterly	(17,204)	119,575	136,779
0.61%	3 Month USD LIBOR	USD	26,350,000	09/18/2030	Quarterly	(71,507)	253,846	325,353
0.70%	3 Month USD LIBOR	USD	1,450,000	09/18/2030	Quarterly	(45)	1,105	1,150
3 Month USD LIBOR	0.53%	USD	1,300,000	09/18/2030	Quarterly	—	(22,969)	(22,969)
3 Month USD LIBOR	0.63%	USD	3,850,000	09/18/2030	Quarterly	—	(30,258)	(30,258)
3 Month USD LIBOR	0.68%	USD	1,500,000	09/18/2030	Quarterly	40	(3,434)	(3,474)

						$58,190	$1,044,501	$986,311

As of August 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 39.

See accompanying notes to the financial statements.	25

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	81.4%
Short-Term Investments	14.6
Mutual Funds	1.3
Swap Contracts	1.3
Purchased Options	0.0	^
Forward Currency Contracts	0.0	^
Futures Contracts	0.0	^
Written Options	0.0	^
Other	1.4

	100.0%

Industry Sector Summary	% of Debt Obligations
Collateralized Loan Obligations	19.2%
Commercial Mortgage-Backed Securities	18.4
Student Loans – Private	17.7
Residential Mortgage-Backed Securities – Other	12.1
Small Balance Commercial Mortgages	11.8
Residential Mortgage-Backed Securities – Prime	6.8
Student Loans – Federal Family Education Loan Program	6.8
Residential Mortgage-Backed Securities – Subprime	3.1
U.S. Government Agency	1.6
Residential Mortgage-Backed Securities – Alt-A	1.4
CMBS Collateralized Debt Obligations	0.9
U.S. Government	0.2
Auto Retail Subprime	0.0	^
Time Share	0.0	^

	100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

^	Rounds to 0.0%.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 81.4%

	Asset-Backed Securities — 79.9%

	Auto Retail Subprime — 0.0%

252,148	CPS Auto Receivables Trust, Series 15-C, Class D, 144A, 4.63%, due 08/16/21	253,812

	CMBS Collateralized Debt Obligations — 0.7%

719,315	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class A, 144A, 5.45%, due 12/21/42	719,891

8,586,000	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	3,477,330

370,553	Capitalsource Real Estate Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 0.39%, 2.24%, due 01/20/37(a)	364,995

1,714,150	GS Mortgage Securities Corp., Series 06-CC1, Class A, 144A, Variable Rate, 5.33%, due 03/21/46	1,623,985

	Total CMBS Collateralized Debt Obligations	6,186,201

	Collateralized Loan Obligations — 15.6%

6,177,781	ACIS CLO Ltd., Series 15-6A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.59%, 1.84%, due 05/01/27	6,176,608

1,905,000	Apex Credit CLO II Ltd., Series 15-2A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 1.90%, 2.17%, due 10/17/26	1,795,981

171,460	BFNS LLC, Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.98%, 1.22%, due 01/25/29	171,380

4,222,400	Catamaran CLO Ltd., Series 13-1A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 1.80%, 2.04%, due 01/27/28	4,081,000

5,510,000	Crestline Denali CLO XVI Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 1.39%, due 01/20/30	5,402,054

4,161,000	ECP CLO Ltd., Series 18-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.14%, 1.41%, due 04/22/30	4,088,182

1,259,600	Garrison BSL CLO Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 1.65%, 1.92%, due 07/17/28	1,233,626

6,360,000	Garrison BSL CLO Ltd., Series 18-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.97%, 1.24%, due 07/17/28	6,289,220

3,660,112	Halcyon Loan Advisors Funding Ltd., Series 12-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 3.00%, 3.28%, due 08/15/23	3,661,792

6,412,272	Loomis Sayles CLO II Ltd., Series 15-2A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 1.18%, due 04/15/28	6,339,871

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

1,465,400	Madison Park Funding XII Ltd, Series 14-12A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 2.62%, due 07/20/26	1,465,464

15,030,900	Mountain View CLO Ltd., Series 15-9A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 1.40%, due 07/15/31	14,700,235

3,906,000	Northwoods Capital XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.06%, 1.32%, due 04/22/31	3,828,099

2,003,158	Saranac CLO III Ltd, Series 14-3A, Class ALR, 144A, Variable Rate, 3 mo. LIBOR + 1.60%, 1.91%, due 06/22/30	1,998,394

7,880,500	Saratoga Investment Corp. CLO Ltd., Series 13-1A, Class BR2, 144A, Variable Rate, 3 mo. LIBOR + 2.30%, 2.57%, due 01/20/30	7,881,067

2,845,600	Shackleton CLO Ltd., Series 13-4RA, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 1.27%, due 04/13/31	2,790,330

11,974,000	Sound Point CLO II Ltd., Series 13-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.07%, 1.31%, due 01/26/31	11,794,558

6,235,025	Sound Point CLO XIX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 1.28%, due 04/15/31	6,114,477

4,993,200	Venture CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 1.37%, due 07/18/31	4,875,036

2,932,000	Venture XII CLO Ltd., Series 12-12A, Class BRR, 144A, Variable Rate, 3 mo. LIBOR + 1.20%, 1.46%, due 02/28/26	2,853,968

1,568,784	Voya CLO Ltd., Series 14-3A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR + 1.90%, 2.14%, due 07/25/26	1,569,187

606,934	WhiteHorse IX Ltd, Series 14-9A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.16%, 1.43%, due 07/17/26	605,664

7,746,900	Whitehorse XII Ltd., Series 18-12A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.25%, 1.53%, due 10/15/31	7,639,272

6,750,000	Zais CLO 1 Ltd., Series 14-1A, Class A1BR, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 1.78%, due 04/15/28	6,700,313

18,544,342	Zais CLO 1 Ltd., Series 14-1A, Class A1AR, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 1.43%, due 04/15/28	18,441,699

1,878,017	Zais CLO 8 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 1.23%, due 04/15/29	1,820,334

	Total Collateralized Loan Obligations	134,317,811

	Commercial Mortgage-Backed Securities — 15.0%

10,000,000	BAMLL Commercial Mortgage Securities Trust, Series 19-BPR, Class ANM, 144A, 3.11%, due 11/05/32	9,956,826

See accompanying notes to the financial statements.	27

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

8,448,000	Barclays Commercial Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.41%, due 08/05/38	5,761,562

4,834,200	BBCMS Mortgage Trust, Series 17-C1, Class A4, 3.67%, due 02/15/50	5,474,632

4,498,000	BX Trust, Series 19-OC11, Class A, 144A, 3.20%, due 12/09/41	4,753,833

1,470,000	BX Trust, Series 19-OC11, Class C, 144A, 3.86%, due 12/09/41	1,437,384

5,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 4.08%, due 12/09/41	4,516,753

7,000,000	Commercial Mortgage Trust, Series 15-CR24, Class A5, 3.70%, due 08/10/48	7,792,459

6,334,436	Commercial Mortgage Trust, Series 15-CR25, Class A4, 3.76%, due 08/10/48	7,050,071

233,407	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. LIBOR + 0.25%, 0.41%, due 04/15/37	224,071

184,408	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	184,035

6,372,761	CSAILCommercial Mortgage Trust, Series 15-C3, Class A4, 3.72%, due 08/15/48	7,037,986

6,101,601	GS Mortgage Securities Corp., Series 16-GS2, Class D, 144A, 2.75%, due 05/10/49	4,465,525

4,454,370	GS Mortgage Securities Trust, Series 15-GC32, Class A4, 3.76%, due 07/10/48	4,958,765

5,618,916	GS Mortgage Securities Trust, Series 15-GS1, Class A3, 3.73%, due 11/10/48	6,209,929

3,750,000	GS Mortgage Securities Trust, Series 16-GS2, Class B, Variable Rate, 3.76%, due 05/10/49	3,919,199

276,240	JP Morgan Chase Commercial Mortgage Securities Trust, Series 15-JP1, Class A5, 3.91%, due 01/15/49	311,240

805,930	JPMBB Commercial Mortgage Securities Trust, Series 15-C32, Class A5, 3.60%, due 11/15/48	891,942

1,326,589	LB-UBS Commercial Mortgage Trust, Series 04-C6, Class K, 144A, Variable Rate, 6.52%, due 08/15/36	1,371,528

1,500,000	Manhattan West, Series 20-1MW, Class C, 144A, Variable Rate, 2.41%, due 09/10/39	1,491,755

500,000	Manhattan West, Series 20-1MW, Class D, 144A, Variable Rate, 2.41%, due 09/10/39	487,177

5,504,257	Merrill Lynch Mortgage Investors Trust, Series 98-C1, Class F, Variable Rate, 6.25%, due 11/15/26	5,507,614

4,000,000	MKT Mortgage Trust, Series 20-525M, Class E, 144A, Variable Rate, 2.94%, due 02/12/40	3,722,574

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

2,505,000	MKT Mortgage Trust, Series 20-525M, Class F, 144A, Variable Rate, 2.94%, due 02/12/40	2,239,637

3,710,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 13-C10, Class A4, Variable Rate, 4.22%, due 07/15/46	3,967,633

1,201,206	Morgan Stanley Dean Witter Capital I Trust, Series 01-TOP3, Class F, 144A, Variable Rate, 8.07%, due 07/15/33	1,111,740

10,135,000	Union Station District of Columbia, Series 2018-USDC, Class E, 144A, Variable Rate, 4.64%, due 05/13/38	8,032,108

2,550,000	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 3.34%, due 11/23/43	2,533,693

8,270,894	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class G, 144A, Variable Rate, 3.90%, due 03/23/45	8,341,726

8,563,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class F, 144A, Variable Rate, 3.67%, due 04/16/35	7,314,666

1,717,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class D, 144A, Variable Rate, 3.67%, due 04/16/35	1,610,052

960,073	Wells Fargo Commercial Mortgage Trust, Series 15-NXS1, Class A5, 3.15%, due 05/15/48	1,038,525

4,392,094	Wells Fargo Commercial Mortgage Trust, Series 16-C32, Class A4, 3.56%, due 01/15/59	4,851,861

	Total Commercial Mortgage-Backed Securities	128,568,501

	Residential Mortgage-Backed Securities — Other — 9.9%

967,475	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + 0.28% 0.46%, due 02/25/36	308,759

19,613,149	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. LIBOR + 0.36%, 0.54%, due 02/25/36	1,987,483

13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	7,855,363

5,212,238	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	4,802,452

8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	2,252,108

2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	944,630

28	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

483,002	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + 0.32%, 0.50%, due 02/25/37	435,131

2,635,130	Conseco Finance Corp., Series 97-5, Class B1, Variable Rate, 6.97%, due 05/15/29	2,575,626

5,157,052	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,006,756

5,227,670	Conseco Financial Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	5,318,904

3,007,470	Conseco Financial Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	2,918,371

1,953,341	Countrywide Home Equity Loan Trust, Series 07-E, Class A, FSA, Variable Rate, 1 mo. LIBOR + 0.15%, 0.31%, due 06/15/37	1,857,893

352,634	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 0.68%, due 10/25/34	329,827

6,638,218	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 6.47%, due 09/25/37	6,672,482

4,861,062	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.61%, due 09/25/35	1,213,240

30,254,212	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + 0.26%, 0.44%, due 06/25/36	2,379,491

12,991,089	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 5.72%, due 09/25/36	8,750,106

12,425,634	Home Loan Trust, Series 07-HI1, Class A4, Step Up, due 03/25/37	5,359,772

3,996,793	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + 0.32%, 0.50%, due 03/25/36	590,522

455,823	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 0.42%, due 02/26/34	388,401

14,018,944	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. LIBOR + 0.20%, 0.38%, due 03/25/36	838,214

7,996,693	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. LIBOR + 0.34%, 0.52%, due 03/25/36	481,352

21,320,064	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. LIBOR + 0.40%, 0.58%, due 03/25/36	1,283,125

510,260	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. LIBOR + 0.90%, 1.08%, due 08/25/35	768,889

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

6,276,119	Oakwood Mortgage Investors, Inc., Series 99-C, Class A2, 7.48%, due 08/15/27	5,956,440

1,572,382	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	1,614,019

1,984,156	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	2,033,444

4,794,483	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	4,050,383

10,483,738	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	3,992,442

1,170,253	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	950,376

758,285	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	754,611

	Total Residential Mortgage-Backed Securities — Other	84,670,612

	Residential Mortgage-Backed Securities — Prime — 5.6%

1,136,781	Bear Stearns ARM Trust, Series 05-6, Class 3A1, Variable Rate, 3.17%, due 08/25/35	1,111,956

972,247	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, U.S. Treasury Yield 1 Year CMT + 2.30%, 2.41%, due 10/25/35	972,060

645,611	Citigroup Mortgage Loan Trust, Series 05-3, Class 2A2, Variable Rate, 3.23%, due 08/25/35	673,829

5,447,214	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	4,394,666

2,092,648	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 3.72%, due 12/25/36	1,881,740

1,617,273	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 3.68%, due 03/25/37	1,487,076

11,165,424	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. LIBOR + 0.22%, 0.40%, due 04/25/46	10,055,675

1,993,210	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	1,492,089

3,092,884	RBSSP Resecuritization Trust, Series 09-6, Class 12A4, 144A, Variable Rate, 5.50%, due 05/26/35	3,055,744

See accompanying notes to the financial statements.	29

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Prime — continued

1,316,561	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 3.34%, due 09/25/35	1,274,879

1,407,725	WaMu Mortgage Pass-Through Certificates, Series 05-AR10, Class 1A3, Variable Rate, 3.03%, due 09/25/35	1,476,120

1,519,325	WaMu Mortgage Pass-Through Certificates, Series 06-AR19, Class 2A, Variable Rate, COFI + 1.25%, 1.93%, due 01/25/47	1,427,034

3,645,287	Washington Mutual Mortgage Pass-Through Certificates, Series 05-4, Class CB3, Variable Rate, 1 mo. LIBOR + 0.45%, 0.63%, due 06/25/35	2,956,227

15,075,364	Washington Mutual Mortgage Pass-Through Certificates, Series 07-5, Class A6, 6.00%, due 06/25/37	15,451,547

	Total Residential Mortgage-Backed Securities — Prime	47,710,642

	Residential Mortgage-Backed Securities — Subprime — 2.5%

1,788,863	Asset Backed Funding Certificates, Series 05-AQ1, Class A5, Step Up, 4.63%, due 06/25/35	1,883,357

2,578,393	BCAP LLC, Series 14-RR2, Class 11A3, 144A, Variable Rate, 0.57%, due 05/26/37	2,452,177

1,723,153	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M3, Variable Rate, 1 mo. LIBOR + 1.08%, 1.26%, due 08/25/35	1,717,198

3,296,075	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M4, Variable Rate, 1 mo. LIBOR + 1.88%, 2.05%, due 08/25/35	3,310,429

2,335,333	Bear Stearns Asset-Backed Securities, Inc., Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + 0.11%, 0.29%, due 04/25/31 (b)	5,778,548

3,822,018	Bravo Mortgage Asset Trust, Series 06-1A, Class M1,144A, Variable Rate, 1 mo. LIBOR + 0.40%, 0.58%, due 07/25/36	3,415,767

1,544,516	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 3.55%, due 11/20/34	1,540,136

1,666,320	GSAA Trust, Series 05-1, Class M1, Step Up, 5.30%, due 11/25/34	1,703,111

	Total Residential Mortgage-Backed Securities — Subprime	21,800,723

	Residential Mortgage-Backed Securities — Alt-A — 1.1%

715,787	Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	752,322

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Alt-A — continued

2,001,370	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.70%, 0.88%, due 05/25/36	841,855

2,110,329	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + 0.70%, 0.88%, due 10/25/36	806,063

3,015,308	Bear Stearns Asset Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	3,093,241

4,870,577	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 3.09%, due 07/25/36	3,251,432

946,317	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	959,441

	Total Residential Mortgage-Backed Securities — Alt-A	9,704,354

	Small Balance Commercial Mortgages — 9.6%

420,679	Bayview Commercial Asset Trust, Series 04-1, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.84%, 1.02%, due 04/25/34	417,372

380,988	Bayview Commercial Asset Trust, Series 04-1, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 1.80%, 1.98%, due 04/25/34	379,171

423,422	Bayview Commercial Asset Trust, Series 04-1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 2.85%, 3.03%, due 04/25/34	422,270

4,676,384	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.31%, 0.49%, due 08/25/35	4,313,936

2,396,060	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.39%, 0.57%, due 01/25/36	2,251,956

1,264,535	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.38%, 0.56%, due 04/25/36	1,127,378

1,845,991	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.23%, 0.41%, due 07/25/36	1,713,647

3,775,997	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.28%, 0.46%, due 07/25/36	3,515,353

4,928,326	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 0.43%, due 10/25/36	4,571,595

2,487,152	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.22%, 0.40%, due 03/25/37	2,342,498

2,015,221	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.24%, 0.42%, due 07/25/37	1,888,271

30	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

8,150,811	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 0.45%, due 07/25/37	7,569,661

5,249,067	Bayview Commercial Asset Trust, Series 07-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.32%, 0.50%, due 07/25/37	4,700,999

1,128,058	Bayview Commercial Asset Trust, Series 07-6A, Class A3B, 144A, Variable Rate, 1 mo. LIBOR + 0.85%, 1.03%, due 12/25/37	1,122,834

9,654,031	Bayview Commercial Asset Trust, Series 07-6A, Class A3A, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 1.43%, due 12/25/37	9,717,356

2,391,540	GE Business Loan Trust, Series 07-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.17%, 0.33%, due 04/15/35	2,391,540

1,917,958	GE Business Loan Trust, Series 07-1A, Class D, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.16%, due 04/16/35	1,726,162

2,479,796	Hana SBL Loan Trust, Series 19-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 2.00%, 2.18%, due 08/25/45	2,384,863

4,300,000	Lehman Brothers Small Balance Commercial, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.40%, 0.58%, due 06/25/37	4,001,573

420,403	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 0.43%, due 02/25/30	416,587

1,068,262	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class M1,144A, Variable Rate, 1 mo. LIBOR + 0.35%, 0.53%, due 02/25/30	1,049,553

989,266	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class M2,144A, Variable Rate, 1 mo. LIBOR + 0.55%, 0.73%, due 02/25/30	971,575

2,467,604	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.18%, due 09/25/30	2,353,673

5,102,207	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.53%, 0.71%, due 04/25/31	4,999,212

2,022,599	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.18%, due 04/25/31	1,870,855

1,298,703	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-2A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 0.39%, 0.57%, due 09/25/36	1,256,791

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

5,924,638	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class AJ, 144A, Variable Rate, 6.21%, due 10/25/37	5,987,978

349,202	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class C, 144A, Variable Rate, 3.08%, due 12/27/49	349,101

3,430,400	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class D, 144A, Variable Rate, 3.45%, due 12/27/49	3,422,457

3,176,664	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 3.61%, due 12/27/49	3,118,894

	Total Small Balance Commercial Mortgages	82,355,111

	Student Loans — Federal Family Education Loan Program — 5.5%

4,896,307	AccessLex Institute, Series 04-2, Class A3, Variable Rate, 3 mo. LIBOR + 0.19%, 0.43%, due 10/25/24	4,749,520

10,100,217	AccessLex Institute, Series 04-2, Class B, Variable Rate, 3 mo. LIBOR + 0.70%, 0.94%, due 01/25/43	8,310,347

12,028,510	AccessLex Institute, Series 07-1, Class A4, Variable Rate, 3 mo. LIBOR + 0.06%, 0.30%, due 01/25/23	11,760,525

4,177,674	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + 0.32%, 0.63%, due 03/28/35 (a)	3,447,186

7,720,600	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 3 mo. LIBOR + 0.90%, 1.21%, due 06/15/21	7,371,574

12,014,920	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 3 mo. LIBOR + 1.65%, 1.89%, due 07/25/22	11,789,562

	Total Student Loans — Federal Family Education Loan Program	47,428,714

	Student Loans — Private — 14.4%

3,755,661	AccessLex Institute, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.80%, 1.04%, due 07/25/34	3,416,494

2,988,132	KeyCorp Student Loan Trust, Series 05-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.73%, 1.04%, due 09/27/38	2,939,317

20,241,579	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.48%, 0.79%, due 12/27/41	19,632,340

2,449,966	KeyCorp Student Loan Trust, Series 04-A, Class 2C, Variable Rate, 3 mo. LIBOR + 0.80%, 1.04%, due 04/28/42	2,387,420

See accompanying notes to the financial statements.	31

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

5,622,500	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. LIBOR + 1.25%, 1.49%, due 07/28/42	4,855,208

1,289,442	L2L Education Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 0.50%, 0.66%, due 10/15/28	1,255,245

8,775,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 7-DayAuc + 0.00%, due 03/31/38 (b)	2,632,500

7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (b)	2,173,125

3,275,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R6, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (b)	933,375

3,157,894	National Collegiate Student Loan Trust, Series 05-3, Class A51, Variable Rate, 1 mo. LIBOR + 0.38%, 0.56%, due 10/25/33	3,034,707

8,862,822	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 0.49%, due 05/25/32	8,410,870

5,386,619	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. LIBOR + 0.35%, 0.53%, due 03/25/33	5,090,398

9,513,373	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. LIBOR + 0.37%, 0.55%, due 06/25/33	9,040,281

14,180,016	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 0.48%, due 10/25/33	12,976,413

3,256,000	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. LIBOR + 0.54%, 0.72%, due 12/26/33	2,943,471

75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (a)	60,000

25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (a)	20,000

6,555,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 28-DayAuct + 0.00%, due 06/15/32 (b)	6,292,800

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

3,350,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 28-DayAuct + 0.00%, due 09/15/32 (b)	3,216,000

5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. LIBOR + 1.60%, 1.91%, due 09/15/32	1,435,714

9,000,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.43%, 0.74%, due 09/15/33	8,410,241

2,288,516	SLM Private Credit Student Loan Trust, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.28%, 0.59%, due 12/15/38	2,271,675

4,455,410	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + 0.29%, 0.60%, due 06/15/39	4,207,023

3,269,334	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.33%, 0.64%, due 06/15/39	3,089,885

2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. LIBOR + 0.39%, 0.70%, due 12/15/39	2,285,933

3,983,397	South Carolina Student Loan Corp., Series 15-A, Class A, Variable Rate, 1 mo. LIBOR + 1.50%, 1.68%, due 01/25/36	3,975,205

6,989,400	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.05%, 1.23%, due 01/25/46	6,453,538

	Total Student Loans — Private	123,439,178

	Time Share — 0.0%

162,639	BXG Receivables Note Trust, Series 12-A, Class B, 144A, 3.99%, due 12/02/27	162,031

	Total Asset-Backed Securities	686,597,690

	U.S. Government — 0.2%

1,586,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 0.22%, due 01/31/21 (c)	1,586,650

	U.S. Government Agency — 1.3%

4,443,750	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR — 0.02%, 0.30%, due 02/01/25 (b)	4,292,006

32	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value† / Shares	Description	Value ($)

	U.S. Government — continued

4,875,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + 0.15%, 0.47%, due 10/29/26 (b)	4,683,329

2,115,000	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR + 0.00%, 0.34%, due 07/01/23 (b)	2,067,834

	Total U.S. Government Agency	11,043,169

	TOTAL DEBT OBLIGATIONS (COST $730,543,266)	$699,227,509

	MUTUAL FUNDS — 1.3%

	United States — 1.3%

	Affiliated Issuers — 1.3%

2,183,242	GMO U.S. Treasury Fund	11,003,541

	TOTAL MUTUAL FUNDS (COST $11,003,541)	11,003,541

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 14.6%

	Money Market Funds — 0.3%

2,149,218	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (d)	$2,149,218

	U.S. Government — 14.3%

45,500,000	U.S. Treasury Bill, 0.10%, due 09/10/20 (e)	45,499,118

2,000,000	U.S. Treasury Bill, 0.20%, due 10/27/20 (e)	1,999,697

75,000,000	U.S. Treasury Bill, 0.11%, due 02/04/21 (e)	74,964,250

	Total U.S. Government	122,463,065

	TOTAL SHORT-TERM INVESTMENTS (COST $124,612,457)	$124,612,283

Purchased options — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Option on Credit Default Swaps — Puts — 0.0%
ITRAXX.EUROPES.33.V1-5Y	DB	57.50%	10/21/20	EUR 66,132,000	Fixed Spread	Pay	149,393

TOTAL PURCHASED OPTIONS (COST $164,257)	149,393

TOTAL INVESTMENTS — 97.3% (Cost $866,323,521)	834,992,726
Other Assets and Liabilities (net) — 2.7%	23,583,247

TOTAL NET ASSETS — 100.0%	$858,575,973

A summary of outstanding financial instruments at August 31, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
10/19/2020	BCLY	EUR	897,497	USD	1,065,337	(6,796)
10/19/2020	DB	EUR	431,522	USD	507,510	(7,978)
10/19/2020	MSCI	EUR	2,202,364	USD	2,527,176	(103,729)
10/19/2020	BOA	USD	474,738	EUR	407,405	11,941
10/19/2020	DB	USD	983,729	EUR	858,105	41,347
10/19/2020	MSCI	USD	2,775,914	EUR	2,421,273	116,495

						$51,280

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
36	U.S. Treasury Note 5 Yr. (CBT)	December 2020	$4,537,125	$(6,574)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

See accompanying notes to the financial statements.	33

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal / Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps — Puts
ITRAXX.EUROPES.33.V1-5Y	DB	80.00%	11/18/20	EUR	(66,132,000)	Fixed Spread	Pay	(79,701)
CDX.NA.IGS.34.V1-5Y	BCLY	80.00%	11/18/20	USD	(91,830,000)	Fixed Spread	Pay	(191,489)

	TOTAL WRITTEN OPTIONS ON CREDIT DEFAULT SWAPS — PUTS (Premiums $457,508)							$(271,190)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.XOVERS.30.V3-5Y	EUR	23,024,640	5.00%	3.40%	N/A	12/20/2023	Quarterly	(2,406,883)	(1,351,017)	1,055,866
CDX-NA.HYS.33.V3-5Y	USD	8,035,200	5.00%	3.56%	N/A	12/20/2024	Quarterly	415,507	(451,249)	(866,756)
CDX-NA.IGS.33.V1-5Y	USD	49,070,000	1.00%	0.62%	N/A	12/20/2024	Quarterly	(417,804)	(785,856)	(368,052)
ITRAXX.EUROPES.32.V1-5Y	EUR	29,470,000	1.00%	0.51%	N/A	12/20/2024	Quarterly	(859,948)	(749,326)	110,622
CDX-NA.IGS.34.V1-5Y	USD	91,830,000	1.00%	0.65%	N/A	06/20/2025	Quarterly	(1,388,772)	(1,514,369)	(125,597)
Sell Protection^:
CDX.NA.IGS.28.V1-5Y	USD	17,200,000	1.00%	0.75%	17,200,000 USD	06/20/2022	Quarterly	300,982	78,914	(222,068)
CDX-NA.HYS.33.V3-5Y	USD	2,326,500	5.00%	3.56%	2,326,500 USD	12/20/2024	Quarterly	79,786	130,654	50,868

								$(4,277,132)	$(4,642,249)	$(365,117)

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.IGS.25.V1-5Y	BOA	USD	4,400,000	1.00%	0.74%	N/A	12/20/2020	Quarterly	710,600	(13,488)	(724,088)
CDX.NA.IGS.25.V1-5Y	CITI	USD	4,300,000	1.00%	0.74%	N/A	12/20/2020	Quarterly	547,891	(13,181)	(561,072)
CDX.NA.HYS.27.V2-5Y	GS	USD	4,458,000	5.00%	2.33%	N/A	12/20/2021	Quarterly	11,145	(4,496)	(15,641)
CDX.NA.HYS.27.V2-5Y	JPM	USD	4,300,000	5.00%	2.33%	N/A	12/20/2021	Quarterly	(11,825)	(4,336)	7,489
D.R. Horton, Inc.	BCLY	USD	17,200,000	1.00%	0.12%	N/A	06/20/2022	Quarterly	(165,250)	(276,290)	(111,040)
CDX-NA.HYS.29.V1-5Y	JPM	USD	6,425,250	5.00%	3.15%	N/A	12/20/2022	Quarterly	(282,711)	363,282	645,993
CDX-NA.HYS.29.V1-5Y	JPM	USD	870,000	5.00%	3.15%	N/A	12/20/2022	Quarterly	(51,765)	49,190	100,955
CDX-NA.HYS.29.V1-5Y	MORD	USD	3,450,800	5.00%	3.15%	N/A	12/20/2022	Quarterly	(188,414)	195,107	383,521
Navient Corp.	GS	USD	4,050,000	5.00%	2.83%	N/A	12/20/2022	Quarterly	(421,122)	(194,045)	227,077
Navient Corp.	GS	USD	2,700,000	5.00%	2.83%	N/A	12/20/2022	Quarterly	(277,471)	(129,363)	148,108
Navient Corp.	BCLY	USD	2,082,800	5.00%	2.83%	N/A	12/20/2022	Quarterly	(160,628)	(99,792)	60,836
Navient Corp.	BCLY	USD	3,435,200	5.00%	2.83%	N/A	12/20/2022	Quarterly	(264,646)	(164,588)	100,058
CDX-NA.HYS.33.V3-5Y	GS	USD	5,952,000	5.00%	3.83%	N/A	12/20/2024	Quarterly	(46,426)	(378,014)	(331,588)
ITRAXX.EUROPES.32.V1-5Y	BOA	EUR	10,000,000	1.00%	0.55%	N/A	12/20/2024	Quarterly	748,704	565,493	(183,211)
CMBX.NA.A.7	CGMI	USD	1,420,000	2.00%	5.27%	N/A	01/17/2047	Monthly	89,177	134,403	45,226
CMBX.NA.AA.7	GS	USD	5,000,000	1.50%	1.38%	N/A	01/17/2047	Monthly	7,975	(19,043)	(27,018)
CMBX.NA.AS.7	DB	USD	7,608,000	1.00%	0.89%	N/A	01/17/2047	Monthly	(119,899)	(26,553)	93,346

34	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

OTC Credit Default Swaps — (continued)

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	0.89%	N/A	01/17/2047	Monthly	47,352	(15,723)	(63,075)
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	0.89%	N/A	01/17/2047	Monthly	197,704	(58,209)	(255,913)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	0.89%	N/A	01/17/2047	Monthly	112,812	(15,357)	(128,169)
CMBX.NA.AS.7	MORD	USD	13,270,000	1.00%	0.89%	N/A	01/17/2047	Monthly	205,782	(46,315)	(252,097)
CMBX.NA.AA.8	CSI	USD	8,892,000	1.50%	1.85%	N/A	10/17/2057	Monthly	247,717	123,693	(124,024)
CMBX.NA.AS.8	MORD	USD	3,384,000	1.00%	1.14%	N/A	10/17/2057	Monthly	140,432	18,822	(121,610)
CMBX.NA.AS.8	CITI	USD	8,892,000	1.00%	1.14%	N/A	10/17/2057	Monthly	73,095	49,458	(23,637)
CMBX.NA.BBB-.8	GS	USD	6,889,000	3.00%	9.66%	N/A	10/17/2057	Monthly	1,034,610	1,555,277	520,667
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	9.66%	N/A	10/17/2057	Monthly	400,908	953,620	552,712
CMBX.NA.AAA.9	CGMI	USD	4,000,000	0.50%	0.24%	N/A	09/17/2058	Monthly	(17,096)	(51,918)	(34,822)
CMBX.NA.AAA.9	GS	USD	2,902,300	0.50%	0.24%	N/A	09/17/2058	Monthly	(14,187)	(37,670)	(23,483)
CMBX.NA.AAA.9	MSCI	USD	3,328,000	0.50%	0.24%	N/A	09/17/2058	Monthly	(31,983)	(43,195)	(11,212)
CMBX.NA.AAA.9	GS	USD	10,000,000	0.50%	0.24%	N/A	09/17/2058	Quarterly	(102,116)	(129,794)	(27,678)
CMBX.NA.AAA.9	MORD	USD	5,000,000	0.50%	0.24%	N/A	09/17/2058	Monthly	(51,058)	(64,897)	(13,839)
CMBX.NA.BBB-.9	MORD	USD	5,116,800	3.00%	7.89%	N/A	09/17/2058	Monthly	584,727	1,052,868	468,141
CMBX.NA.BBB-.9	DB	USD	4,263,000	3.00%	7.89%	N/A	09/17/2058	Monthly	517,160	877,184	360,024
CMBX.NA.BBB-.9	DB	USD	4,400,000	3.00%	7.89%	N/A	09/17/2058	Monthly	950,085	905,374	(44,711)
CMBX.NA.BBB-.9	GS	USD	1,760,000	3.00%	7.89%	N/A	09/17/2058	Monthly	346,611	362,150	15,539
CMBX.NA.BBB-.9	MORD	USD	2,585,000	3.00%	7.89%	N/A	09/17/2058	Monthly	63,490	531,907	468,417
CMBX.NA.BBB-.9	CGMI	USD	3,425,200	3.00%	7.89%	N/A	09/17/2058	Monthly	955,105	704,793	(250,312)
CMBX.NA.AAA.10	MSCI	USD	9,668,400	0.50%	0.28%	N/A	11/17/2059	Monthly	(15,090)	(125,583)	(110,493)
CMBX.NA.AAA.10	MSCI	USD	1,381,200	0.50%	0.28%	N/A	11/17/2059	Monthly	(2,156)	(17,940)	(15,784)
CMBX.NA.A.6	CGMI	USD	2,840,000	2.00%	8.09%	N/A	05/11/2063	Monthly	340,958	317,592	(23,366)
CMBX.NA.AA.6	GS	USD	5,000,000	1.50%	1.63%	N/A	05/11/2063	Monthly	35,145	12,684	(22,461)
CMBX.NA.BBB-.6	CGMI	USD	4,274,000	3.00%	22.86%	N/A	05/11/2063	Monthly	1,357,351	1,356,995	(356)
Sell Protection^:
CDX.NA.HYS.27.V2-5Y	GS	USD	2,084,000	5.00%	2.33%	2,084,000 USD	12/20/2021	Quarterly	268,315	116,570	(151,745)
CDX.NA.HYS.27.V2-5Y	JPM	USD	8,600,000	5.00%	2.33%	8,600,000 USD	12/20/2021	Quarterly	1,143,800	481,048	(662,752)
CDX.NA.HYS.27.V3-5Y	BOA	USD	8,545,000	5.00%	2.33%	8,545,000 USD	12/20/2021	Quarterly	1,369,764	477,971	(891,793)
CDX.NA.HYS.27.V3-5Y	JPM	USD	7,735,000	5.00%	2.33%	7,735,000 USD	12/20/2021	Quarterly	1,096,050	432,663	(663,387)
CDX-NA.HYS.29.V6-5Y	CITI	USD	5,994,100	5.00%	3.15%	5,994,100 USD	12/20/2022	Quarterly	229,274	459,605	230,331
CDX.NA.HYS.29.V1-5Y	MORD	USD	4,264,000	5.00%	3.15%	4,264,000 USD	12/20/2022	Quarterly	644,717	326,948	(317,769)
CDX.NA.HYS.29.V1-5Y	BOA	USD	5,115,600	5.00%	3.15%	5,115,600 USD	12/20/2022	Quarterly	742,274	392,245	(350,029)
CDX.NA.HYS.31.V1-5Y	JPM	USD	18,156,815	5.00%	3.41%	18,156,815 USD	12/20/2023	Quarterly	3,615,022	2,613,856	(1,001,166)
ITRAXX.XOVERS.30.V3-5Y	JPM	EUR	1,281,711	5.00%	3.78%	1,281,711 EUR	12/20/2023	Quarterly	(953,768)	(1,181,644)	(227,876)
ITRAXX.XOVERS.30.V4-5Y	JPM	EUR	310,239	5.00%	3.78%	310,239 EUR	12/20/2023	Quarterly	(216,624)	(286,018)	(69,394)
CDX-NA.HYS.33.V3-5Y	CITI	USD	4,185,980	5.00%	3.83%	4,185,980 USD	12/20/2024	Quarterly	442,946	732,505	289,559
CDX-NA.HYS.33.V3-5Y	GS	USD	9,508,027	5.00%	3.83%	9,508,027 USD	12/20/2024	Quarterly	1,343,520	1,663,811	320,291
CDX-NA.HYS.33.V8-5Y	GS	USD	6,509,493	5.00%	3.83%	6,509,493 USD	12/20/2024	Quarterly	1,066,493	1,139,097	72,604
CDX-NA.IGS.33.V1-5Y	CITI	USD	1,472,000	1.00%	0.73%	1,472,000 USD	12/20/2024	Quarterly	(820,051)	(664,974)	155,077
CDX.NA.HYS.33.V1-5Y	GS	USD	25,942,112	5.00%	3.83%	25,942,112 USD	12/20/2024	Quarterly	5,737,747	4,539,615	(1,198,132)
ITRAXX.EUROPES.32.V1-5Y	BOA	EUR	25,000,000	1.00%	0.55%	25,000,000 EUR	12/20/2024	Quarterly	114,434	174,373	59,939
ITRAXX.EUROPES.32.V1-5Y	GS	EUR	58,940,000	1.00%	0.55%	58,940,000 EUR	12/20/2024	Quarterly	2,667,689	2,479,992	(187,697)
CMBX.NA.A.9	GS	USD	6,822,400	2.00%	3.30%	6,822,400 USD	09/17/2058	Monthly	89,487	(417,534)	(507,021)

									$26,083,782	$21,680,231	$(4,403,551)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See accompanying notes to the financial statements.	35

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

(1)

As of August 31, 2020, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.76%	3 Month USD LIBOR	USD	9,700,000	11/10/2022	Quarterly	(3,226)	(328,562)	(325,336)
0.27%	3 Month USD LIBOR	USD	3,700,000	05/22/2023	Quarterly	—	(5,057)	(5,057)
0.30%	3 Month USD LIBOR	USD	9,750,000	08/17/2024	Quarterly	—	(10,219)	(10,219)
1.41%	3 Month USD LIBOR	USD	32,360,000	08/20/2024	Quarterly	—	(1,463,447)	(1,463,447)
1.33%	3 Month USD LIBOR	USD	6,570,000	08/29/2024	Quarterly	—	(276,100)	(276,100)
1.80%	3 Month USD LIBOR	USD	18,686,000	01/18/2025	Quarterly	(12,720)	(1,235,239)	(1,222,519)
0.46%	3 Month USD LIBOR	USD	884,000	04/29/2025	Quarterly	—	(6,279)	(6,279)
0.39%	3 Month USD LIBOR	USD	4,400,000	05/28/2025	Quarterly	—	(15,926)	(15,926)
0.48%	3 Month USD LIBOR	USD	5,200,000	04/30/2026	Quarterly	—	(29,031)	(29,031)
0.48%	3 Month USD LIBOR	USD	3,200,000	05/07/2026	Quarterly	—	(18,012)	(18,012)
1.85%	3 Month USD LIBOR	USD	4,000,000	05/19/2026	Quarterly	(7,878)	(334,996)	(327,118)
0.42%	3 Month USD LIBOR	USD	3,940,000	06/04/2026	Quarterly	2,090	(8,958)	(11,048)
0.48%	3 Month USD LIBOR	USD	1,870,000	08/19/2027	Quarterly	—	794	794
0.88%	3 Month USD LIBOR	USD	6,595,000	03/06/2028	Quarterly	(15,632)	(174,490)	(158,858)
1.94%	3 Month USD LIBOR	USD	7,123,000	06/04/2028	Quarterly	(7,452)	(765,109)	(757,657)
1.95%	3 Month USD LIBOR	USD	5,500,000	07/30/2028	Quarterly	(8,135)	(601,142)	(593,007)
0.56%	3 Month USD LIBOR	USD	4,790,000	09/01/2028	Quarterly	—	3,513	3,513
1.30%	3 Month USD LIBOR	USD	10,027,000	12/19/2029	Quarterly	—	(590,359)	(590,359)
1.53%	3 Month USD LIBOR	USD	3,900,000	02/11/2030	Quarterly	—	(314,012)	(314,012)

						$(52,953)	$(6,172,631)	$(6,119,678)

As of August 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	The rate disclosed is the 7 day net yield as of August 31, 2020.

(e)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 39

.

36	See accompanying notes to the financial statements.

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	99.9%
Other	0.1

100.0%

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investment

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value † / Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 99.9%

	U.S. Government — 94.7%

29,900,000	U.S. Treasury Bill, 0.12%, due 01/07/21 (a)	29,887,774

39,000,000	U.S. Treasury Bill, 0.11%, due 01/21/21 (a)	38,983,655

15,000,000	U.S. Treasury Note, 1.25%, due 03/31/21	15,094,336

40,000,000	U.S. Treasury Note, 1.38%, due 04/30/21	40,318,750

30,000,000	U.S. Treasury Note, 1.38%, due 05/31/21	30,274,219

30,000,000	U.S. Treasury Note, 1.13%, due 06/30/21	30,242,578

30,000,000	U.S. Treasury Note, 1.13%, due 07/31/21	30,261,328

30,000,000	U.S. Treasury Note, 1.13%, due 08/31/21	30,287,109

20,000,000	U.S. Treasury Note, 1.13%, due 09/30/21	20,206,250

50,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.30%, 0.41%, due 10/31/21	50,161,664

45,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.15%, 0.26%, due 01/31/22	45,074,814

25,000,000	U.S. Treasury Note, 1.75%, due 02/28/22	25,599,610

	Total U.S. Government	386,392,087

	U.S. Government Agency — 4.9%

3,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.12%, 0.19%, due 10/07/20	3,000,281

12,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.13%, 0.20%, due 10/16/20	12,001,539

5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.09%, 0.16%, due 09/10/21	5,000,276

	Total U.S. Government Agency	20,002,096

	Money Market Funds — 0.3%

1,023,850	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 0.03% (b)	1,023,850

	TOTAL SHORT-TERM INVESTMENTS (COST $406,981,704)	407,418,033

	TOTAL INVESTMENTS — 99.9% (Cost $406,981,704)	407,418,033

	Other Assets and Liabilities (net) — 0.1%	476,525

	TOTAL NET ASSETS — 100.0%	$407,894,558

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate shown represents yield-to-maturity.

(b)	The rate disclosed is the 7 day net yield as of August 31, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 39.

38	See accompanying notes to the financial statements.

GMO Trust Funds

August 31, 2020 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CJSC - Closed Joint-Stock Company

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

COFI - Cost of Funds Index

CP - Counterparty

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDP - Gross Domestic Product

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

TBA - To Be Announced - Delayed Delivery Security

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance Inc.

The rates shown on variable rate notes are the current interest rates at August 31,

2020, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

DOP - Dominican Peso

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See accompanying notes to the financial statements.	39

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2020 (Unaudited)

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$5,857,830	$74,784,247	$—

Investments in unaffiliated issuers, at value (Note 2)(b)	143,817,489	4,294,913,972	162,105,597

Foreign currency, at value (Note 2)(c)	—	1,169,162	—

Cash	—	2,753,751	—

Receivable for investments sold	—	71,559,064	—

Dividends and interest receivable	187,801	65,131,807	732,769

Unrealized appreciation on open forward currency contracts (Note 4)	—	660,940	—

Receivable for variation margin on open cleared swap contracts (Note 4)	—	—	69,858

Due from broker (Note 2)	—	10,460,150	3,147,218

Receivable for open OTC swap contracts (Note 4)	—	18,947,848	—

Interest receivable for open OTC swap contracts (Note 4)	—	373,821	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	11,678	5,081	—

Receivable for options (Note 4)(d)	—	325,716	—

Miscellaneous receivable	—	1,761	—

Total assets	149,874,798	4,541,087,320	166,055,442

Liabilities:

Payable for investments purchased	887	64,490,510	—

Payable for recoupment of past waived and/or reimbursement fees (Note 5)	—	—	2,483

Payable to affiliate for (Note 5):

Management fee	31,625	1,321,981	49,018

Shareholder service fee	9,824	427,919	7,703

Payable to agents unaffiliated with GMO	54	1,212	54

Payable for variation margin on open futures contracts (Note 4)	—	—	35,445

Payable for variation margin on open cleared swap contracts (Note 4)	—	152,818	—

Unrealized depreciation on open forward currency contracts (Note 4)	—	8,239,641	202,247

Interest payable for open OTC swap contracts (Note 4)	—	507,408	—

Payable for open OTC swap contracts (Note 4)	—	14,418,910	—

Payable for options (Note 4)(d)	—	590,466	—

Payable to Trustees and related expenses	2,177	11,298	457

Accrued expenses	135,610	541,859	91,034

Total liabilities	180,177	90,704,022	388,441

Net assets	$149,694,621	$4,450,383,298	$165,667,001

(a) Cost of investments – affiliated issuers:	$5,856,994	$74,296,430	$—

(b) Cost of investments – unaffiliated issuers:	$128,810,946	$4,529,223,087	$157,656,862

(c) Cost of foreign currency:	$—	$1,192,283	$—

(d) Premiums on options:	$—	$6,219,516	$—

40	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2020 (Unaudited) — (Continued)

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund
Net assets consist of:

Paid-in capital	$194,373,255	$4,757,749,995	$163,144,557

Distributable earnings (accumulated loss)	(44,678,634)	(307,366,697)	2,522,444

	$149,694,621	$4,450,383,298	$165,667,001

Net assets attributable to:

Class III	$35,885,565	$1,191,398,065	$—

Class IV	$—	$3,258,985,233	$—

Class VI	$113,809,056	$—	$165,667,001

Shares outstanding:

Class III	1,486,545	44,315,160	—

Class IV	—	121,418,767	—

Class VI	4,700,743	—	8,263,504

Net asset value per share:

Class III	$24.14	$26.88	$—

Class IV	$—	$26.84	$—

Class VI	$24.21	$—	$20.05

See accompanying notes to the financial statements.	41

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2020 (Unaudited) — (Continued)

	Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)	Opportunistic Income Fund	U.S. Treasury Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$103,523,800	$11,003,541	$—

Investments in unaffiliated issuers, at value (Note 2)(b)	310,244,024	823,989,185	407,418,033

Foreign currency, at value (Note 2)(c)	—	71,072	—

Cash	1,130	238,753	—

Receivable for investments sold	—	92,476	—

Receivable for Fund shares sold	—	515,825	—

Receivable for closed swap contracts (Note 4)	16,851	1,615,217	—

Dividends and interest receivable	330,265	1,880,172	587,666

Unrealized appreciation on open forward currency contracts (Note 4)	2,686,425	169,783	—

Due from broker (Note 2)	2,368,717	7,825,648	—

Receivable for variation margin on open futures contracts (Note 4)	170,666	—	—

Receivable for open OTC swap contracts (Note 4)	—	26,160,191	—

Interest receivable for open OTC swap contracts (Note 4)	—	1,275,351	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	59,972	52,363	7,710

Total assets	419,401,850	874,889,577	408,013,409

Liabilities:

Foreign currency due to custodian(c)	8,074	—	—

Payable for investments purchased	51,861,039	165,729	—

Payable for Fund shares repurchased	—	10,000,000	—

Payable to affiliate for (Note 5):

Management fee	77,183	292,306	26,706

Shareholder service fee	34,298	53,062	—

Payable to agents unaffiliated with GMO	132	241	86

Payable for variation margin on open futures contracts (Note 4)	—	1,406	—

Payable for variation margin on open cleared swap contracts (Note 4)	208,101	218,331	—

Dividend payable	—	—	21,994

Unrealized depreciation on open forward currency contracts (Note 4)	3,383,121	118,503	—

Interest payable for open OTC swap contracts (Note 4)	—	490,279	—

Payable for open OTC swap contracts (Note 4)	—	4,479,960	—

Payable to Trustees and related expenses	2,239	2,688	5,620

Written options outstanding, at value (Note 4)(d)	—	271,190	—

Accrued expenses	126,554	219,909	64,445

Total liabilities	55,700,741	16,313,604	118,851

Net assets	$363,701,109	$858,575,973	$407,894,558

(a) Cost of investments – affiliated issuers:	$106,599,495	$11,003,541	$—

(b) Cost of investments – unaffiliated issuers:	$295,239,455	$855,319,980	$406,981,704

(c) Cost of foreign currency:	$—	$70,423	$—

(d) Premiums on written options:	$—	$457,508	$—

42	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2020 (Unaudited) — (Continued)

	Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)	Opportunistic Income Fund	U.S. Treasury Fund
Net assets consist of:

Paid-in capital	$363,939,787	$953,347,638	$407,554,910

Distributable earnings (accumulated loss)	(238,678)	(94,771,665)	339,648

	$363,701,109	$858,575,973	$407,894,558

Net assets attributable to:

Core Class	$—	$—	$407,894,558

Class III	$81,830,551	$—	$—

Class IV	$281,870,558	$—	$—

Class VI	$—	$692,323,321	$—

Class I	$—	$166,252,652	$—

Shares outstanding:

Core Class	—	—	80,971,786

Class III	3,693,113	—	—

Class IV	12,678,480	—	—

Class VI	—	26,745,605	—

Class I	—	6,432,831	—

Net asset value per share:

Core Class	$—	$—	$5.04

Class III	$22.16	$—	$—

Class IV	$22.23	$—	$—

Class VI	$—	$25.89	$—

Class I	$—	$25.84	$—

See accompanying notes to the financial statements.	43

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2020 (Unaudited)

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund
Investment Income:

Interest	$937,726	$120,533,702	$1,184,791

Dividends from unaffiliated issuers	1,195	432,073	1,478,006

Dividends from affiliated issuers (Note 10)	11,957	115,761	7,267

Total investment income	950,878	121,081,536	2,670,064

Expenses:

Management fee (Note 5)	206,997	7,231,875	281,607

Shareholder service fee – Class III (Note 5)	25,747	819,323	—

Shareholder service fee – Class IV (Note 5)	—	1,520,034	—

Shareholder service fee – Class VI (Note 5)	36,099	—	44,253

Audit and tax fees	41,634	84,176	36,762

Custodian, fund accounting agent and transfer agent fees	19,928	334,976	25,800

Legal fees	10,077	115,285	8,811

Registration fees	4,864	38,312	680

Trustees’ fees and related expenses (Note 5)	3,274	67,344	2,445

Interest expense (Note 2)	—	95,728	1,244

Recoupment of past waived and/or reimbursed fees (Note 5)	—	—	7,278

Miscellaneous	4,366	74,002	8,349

Total expenses	352,986	10,381,055	417,229

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(72,759)	—	—

Indirectly incurred management fees waived or borne by GMO (Note 5)	(2,884)	(30,142)	(1,839)

Net expenses	277,343	10,350,913	415,390

Net investment income (loss)	673,535	110,730,623	2,254,674

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers	7,391,077	36,017,439	548,538

Investments in affiliated issuers	58,744	—	30,662

Futures contracts	—	—	428,985

Options	—	(7,034)	—

Swap contracts	—	33,890,132	(5,869,039)

Forward currency contracts	—	269,472	(555,894)

Foreign currency and foreign currency related transactions	—	205,803	85,096

Net realized gain (loss)	7,449,821	70,375,812	(5,331,652)

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	662,684	(108,570,493)	4,311,614

Investments in affiliated issuers	(19,006)	296,763	—

Futures contracts	—	—	(36,598)

Options	—	(1,293,884)	—

Swap contracts	—	(19,404,376)	1,929,278

Forward currency contracts	—	(9,992,586)	417,442

Foreign currency and foreign currency related transactions	—	147,934	—

Net change in unrealized appreciation (depreciation)	643,678	(138,816,642)	6,621,736

Net realized and unrealized gain (loss)	8,093,499	(68,440,830)	1,290,084

Net increase (decrease) in net assets resulting from operations	$8,767,034	$42,289,793	$3,544,758

44	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2020 (Unaudited) — (Continued)

	Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)	Opportunistic Income Fund	U.S. Treasury Fund
Investment Income:

Interest	$1,354,704	$19,219,252	$635,252

Dividends from affiliated issuers (Note 10)	1,089,506	8,083	—

Dividends from unaffiliated issuers	1,143,690	13,228	5,719

Total investment income	3,587,900	19,240,563	640,971

Expenses:

Management fee (Note 5)	496,879	1,537,235	138,513

Shareholder service fee – Class III (Note 5)	56,565	—	—

Shareholder service fee – Class IV (Note 5)	161,042	—	—

Shareholder service fee – Class VI (Note 5)	—	195,276	—

Shareholder service fee – Class I (Note 5)	—	43,892	—

Audit and tax fees	41,634	66,289	16,986

Custodian, fund accounting agent and transfer agent fees	79,112	125,121	31,680

Legal fees	17,657	13,580	8,366

Registration fees	4,828	18,144	1,848

Trustees’ fees and related expenses (Note 5)	7,575	12,926	4,732

Interest expense (Note 2)	9,907	709	—

Miscellaneous	6,161	18,735	4,027

Total expenses	881,360	2,031,907	206,152

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(136,615)	(207,593)	(58,506)

Indirectly incurred management fees waived or borne by GMO (Note 5)	(204,788)	(2,070)	—

Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	(32,515)	—	—

Net expenses	507,442	1,822,244	147,646

Net investment income (loss)	3,080,458	17,418,319	493,325

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers	3,161,732	(761,000)	898,838

Investments in affiliated issuers	(1,270,643)	61,299	—

Realized gain distributions from affiliated issuers (Note 10)	220,820	—	—

Futures contracts	6,171,866	801,368	—

Written options	—	(57,708)	—

Swap contracts	7,657,696	5,174,925	—

Forward currency contracts	(1,715,010)	1,012	—

Foreign currency and foreign currency related transactions	(827,111)	5,047	—

Net realized gain (loss)	13,399,350	5,224,943	898,838

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	1,040,493	(29,763,245)	(237,879)

Investments in affiliated issuers	(744,796)	(40,861)	—

Futures contracts	(1,778,156)	(68,554)	—

Written Options	—	1,694,138	—

Swap contracts	(4,234,309)	4,088,374	—

Forward currency contracts	495,613	82,246	—

Foreign currency and foreign currency related transactions	1,918	(3,996)	—

Net change in unrealized appreciation (depreciation)	(5,219,237)	(24,011,898)	(237,879)

Net realized and unrealized gain (loss)	8,180,113	(18,786,955)	660,959

Net increase (decrease) in net assets resulting from operations	$11,260,571	$(1,368,636)	$1,154,284

See accompanying notes to the financial statements.	45

GMO Trust Funds

Statements of Changes in Net Assets

	Asset Allocation Bond Fund		Emerging Country Debt Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$673,535	$7,889,067	$110,730,623	$221,319,017

Net realized gain (loss)	7,449,821	6,054,299	70,375,812	111,192,411

Change in net unrealized appreciation (depreciation)	643,678	15,537,386	(138,816,642)	27,585,038

Net increase (decrease) in net assets from operations	8,767,034	29,480,752	42,289,793	360,096,466

Distributions to shareholders:

Class III	(72,392)	(2,812,796)	(30,738,803)	(86,984,349)

Class IV	—	—	(85,667,038)	(184,491,074)

Class VI	(251,385)	(10,562,420)	—	—

Total distributions	(323,777)	(13,375,216)	(116,405,841)	(271,475,423)

Net share transactions (Note 9):

Class III	(7,231,868)	(44,781,434)	68,994,032	(193,723,603)

Class IV	—	—	99,873,983	310,461,408

Class VI	(85,050,607)	(126,433,401)	—	—

Increase (decrease) in net assets resulting from net share transactions	(92,282,475)	(171,214,835)	168,868,015	116,737,805

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	—	677,525	1,185,127

Class IV	—	—	1,911,308	2,605,465

Increase (decrease) in net assets resulting from purchase premiums and redemption fees	—	—	2,588,833	3,790,592

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(92,282,475)	(171,214,835)	171,456,848	120,528,397

Total increase (decrease) in net assets	(83,839,218)	(155,109,299)	97,340,800	209,149,440

Net assets:

Beginning of period	233,533,839	388,643,138	4,353,042,498	4,143,893,058

End of period	$149,694,621	$233,533,839	$4,450,383,298	$4,353,042,498

46	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	High Yield Fund		Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$2,254,674	$4,998,965	$3,080,458	$15,443,713

Net realized gain (loss)	(5,331,652)	13,609,310	13,399,350	33,693,622

Change in net unrealized appreciation (depreciation)	6,621,736	(3,757,036)	(5,219,237)	23,835,389

Net increase (decrease) in net assets from operations	3,544,758	14,851,239	11,260,571	72,972,724

Distributions to shareholders:

Class III	—	—	(2,551,326)	(4,223,692)

Class IV	—	—	(9,048,529)	(27,712,585)

Class VI	(1,296,440)	(16,679,907)	—	—

Total distributions	(1,296,440)	(16,679,907)	(11,599,855)	(31,936,277)

Net share transactions (Note 9):

Class III	—	—	1,398,480	(8,936,625)

Class IV	—	—	(167,652,043)	(166,424,406)

Class VI	1,969,203	(49,483,824)	—	—

Increase (decrease) in net assets resulting from net share transactions	1,969,203	(49,483,824)	(166,253,563)	(175,361,031)

Total increase (decrease) in net assets	4,217,521	(51,312,492)	(166,592,847)	(134,324,584)

Net assets:

Beginning of period	161,449,480	212,761,972	530,293,956	664,618,540

End of period	$165,667,001	$161,449,480	$363,701,109	$530,293,956

See accompanying notes to the financial statements.	47

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Opportunistic Income Fund		U.S. Treasury Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$17,418,319	$51,863,736	$493,325	$9,860,244

Net realized gain (loss)	5,224,943	5,513,015	898,838	1,018,767

Change in net unrealized appreciation (depreciation)	(24,011,898)	(7,623,564)	(237,879)	864,705

Net increase (decrease) in net assets from operations	(1,368,636)	49,753,187	1,154,284	11,743,716

Distributions to shareholders:

Core Class	—	—	(492,200)	(9,860,244)

Class VI	(7,315,089)	(48,827,021)	—	—

Class I	(431,114)	(249,504)*	—	—

Total distributions	(7,746,203)	(49,076,525)	(492,200)	(9,860,244)

Net share transactions (Note 9):

Core Class	—	—	184,470,847	(414,899,246)

Class VI	(123,421,071)	(176,144,018)	—	—

Class I	142,551,991	22,560,690 *	—	—

Increase (decrease) in net assets resulting from net share transactions	19,130,920	(153,583,328)	184,470,847	(414,899,246)

Purchase premiums and redemption fees (Notes 2 and 9):

Class VI	—	320,758	—	—

Increase (decrease) in net assets resulting from purchase premiums and redemption fees	—	320,758	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	10,016,081	(152,585,908)	185,132,931	(413,015,774)

Net assets:

Beginning of period	848,559,892	1,001,145,800	222,761,627	635,777,401

End of period	$858,575,973	$848,559,892	$407,894,558	$222,761,627

*	Period from November 5, 2019 (commencement of operations) through February 29, 2020.

48	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ASSET ALLOCATION BOND FUND

	Class III Shares												Class VI Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020		2019		2018		2017		2016				2020		2019		2018		2017		2016
Net asset value, beginning of period	$22.66		$21.61		$21.95		$22.15		$22.16		$26.36		$22.72		$21.67		$22.02		$22.23		$22.21		$26.40

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.09		0.55		0.54		0.33		0.18		0.01		0.10		0.56		0.57		0.36		0.21		0.06
Net realized and unrealized gain (loss)	1.44		1.52		0.18		(0.31)		(0.19)		(2.58)		1.44		1.53		0.18		(0.33)		(0.19)		(2.61)

Total from investment operations	1.53		2.07		0.72		0.02		(0.01)		(2.57)		1.54		2.09		0.75		0.03		0.02		(2.55)

Less distributions to shareholders:
From net investment income	(0.05)		(1.02)		(1.06)		(0.22)		—		(1.63)		(0.05)		(1.04)		(1.10)		(0.24)		—		(1.64)

Total distributions	(0.05)		(1.02)		(1.06)		(0.22)		—		(1.63)		(0.05)		(1.04)		(1.10)		(0.24)		—		(1.64)

Net asset value, end of period	$24.14		$22.66		$21.61		$21.95		$22.15		$22.16		$24.21		$22.72		$21.67		$22.02		$22.23		$22.21

Total Return(b)	6.75	%**	9.74%		3.37%		0.07%		(0.05)%		(9.88)%		6.80	%**	9.83%		3.48%		0.12%		0.09%		(9.79)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,886		$41,124		$82,801		$207,008		$282,272		$352,828		$113,809		$192,410		$305,842		$1,019,135		$1,209,721		$1,888,505
Net operating expenses to average daily net assets	0.41	%(c)*	0.40	%(c)	0.41	%(c)	0.41%		0.41	%(c)	0.40	%(c)	0.32	%(c)*	0.31	%(c)	0.31	%(c)	0.31%		0.31	%(c)	0.31	%(c)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—		0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.02%		—		0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.02%
Total net expenses to average daily net assets	0.41	%(c)*	0.40	%(c)	0.41	%(c)	0.41%		0.41	%(c)	0.42	%(c)	0.32	%(c)*	0.31	%(c)	0.31	%(c)	0.31%		0.31	%(c)	0.33	%(c)
Net investment income (loss) to average daily net assets(a)	0.77	%*	2.49%		2.48%		1.50%		0.81%		0.03%		0.82	% *	2.49%		2.57%		1.59%		0.94%		0.27%
Portfolio turnover rate	19	%(f)**	16	%(f)	59	%(f)	89%		130	%(f)	177%		19	%(f)**	16	%(f)	59	%(f)	89%		130	%(f)	177%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%(g)*	0.06	%(g)	0.04%		0.02%		0.02%		0.03%		0.09	%(g)*	0.06	%(g)	0.04%		0.02%		0.02%		0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2020, and the years ended February 29, 2020, February 28, 2019 and February 28, 2017, including transactions in USTF, was 25%, 37%, 88% and 126%, respectively, of the average value of its portfolio.

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	49

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

	Class III Shares												Class IV Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,										Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020		2019		2018		2017(a)		2016(a)				2020		2019		2018		2017(a)		2016(a)
Net asset value, beginning of period	$27.38		$26.82		$28.62		$28.99		$26.01		$28.47		$27.34		$26.77		$28.57		$28.95		$25.98		$28.44

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.68		1.44		1.36		1.36		1.94		1.53		0.68		1.43		1.37		1.39		1.95		1.53
Net realized and unrealized gain (loss)	(0.47)		0.91		(1.19)		0.32		3.01	(c)	(2.04)		(0.46)		0.94		(1.19)		0.29		3.01	(c)	(2.01)

Total from investment operations	0.21		2.35		0.17		1.68		4.95		(0.51)		0.22		2.37		0.18		1.68		4.96		(0.48)

Less distributions to shareholders:
From net investment income	(0.40)		(1.79)		(1.97)		(2.05)		(1.97)		(1.95)		(0.41)		(1.80)		(1.98)		(2.06)		(1.99)		(1.98)
From net realized gains	(0.31)		—		—		—		—		—		(0.31)		—		—		—		—		—

Total distributions	(0.71)		(1.79)		(1.97)		(2.05)		(1.97)		(1.95)		(0.72)		(1.80)		(1.98)		(2.06)		(1.99)		(1.98)

Net asset value, end of period	$26.88		$27.38		$26.82		$28.62		$28.99		$26.01		$26.84		$27.34		$26.77		$28.57		$28.95		$25.98

Total Return(d)	0.92	%**	8.97%		0.97%		5.81%		19.47%		(1.77)%		0.95	%**	9.08%		1.02%		5.83%		19.50%		(1.73)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,191,398		$1,133,945		$1,294,577		$1,273,188		$1,067,086		$827,667		$3,258,985		$3,219,098		$2,849,316		$2,862,977		$3,018,159		$3,099,809
Net operating expenses to average daily net assets(e)	0.54	%*	0.53%		0.52%		0.53%		0.54%		0.54%		0.49	%*	0.48%		0.47%		0.48%		0.49%		0.49%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(f)	0.00	%(g)*	0.01%		0.02%		0.00	%(g)	—		0.00	%(g)	0.00	%(g)*	0.01%		0.02%		0.00	%(g)	—		0.00	%(g)
Total net expenses to average daily net assets(e)	0.54	%*	0.54%		0.54%		0.53%		0.54%		0.54%		0.49	%*	0.49%		0.49%		0.48%		0.49%		0.49%
Net investment income (loss) to average daily net assets(b)	5.33	%*	5.23%		4.99%		4.57%		6.76%		5.58%		5.37	%*	5.22%		5.04%		4.67%		6.81%		5.60%
Portfolio turnover rate	29	%(h)**	41	%(h)	15	%(h)	34	%(h)	21	%(h)	20%		29	%(h)**	41	%(h)	15	%(h)	34	%(h)	21	%(h)	20%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.00	%(g)*	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)*	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.03		$0.03		$0.03		$0.04	(a)	$0.04	(a)	$0.02		$0.03		$0.03		$0.03		$0.04	(a)	$0.04	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

Includes realized gain per share of $0.23 and $0.23, respectively, as a result of litigation on Argentinian sovereign debt. Excluding this income, the Fund’s realized gain per share would have been $2.78 and $2.78, respectively.

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)	Rounds to less than 0.01%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2020, and the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 28%, 40%, 15%, 33% and 23%, respectively, of the average value of its portfolio.

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

50	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

HIGH YIELD FUND

	Class VI Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020		Period From June 25, 2018 (commencement of operations) through February 28, 2019
Net asset value, beginning of period	$19.94		$20.21		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.27		0.48		0.27
Net realized and unrealized gain (loss)	0.02		0.82		0.71

Total from investment operations	0.29		1.30		0.98

Less distributions to shareholders:
From net investment income	(0.16)		(1.57)		(0.61)
From net realized gains	(0.02)		—		(0.16)

Total distributions	(0.18)		(1.57)		(0.77)

Net asset value, end of period	$20.05		$19.94		$20.21

Total Return(b)	1.49	%**	6.40%		5.07	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$165,667		$161,449		$212,762
Net operating expenses to average daily net assets(c)(d)	0.52	%*	0.52%		0.51	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.00	%(g)*	0.03%		0.04	%*
Total net expenses to average daily net assets(c)(d)	0.52	%*	0.55%		0.55	%*
Net investment income (loss) to average daily net assets(a)	2.80	%*	2.34%		2.00	%*
Portfolio turnover rate(f)	199	%**	105%		81	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g)(h)*	0.00	%(g)(h)	0.12	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2020, and the years ended February 29, 2020 and February 28, 2019, including transactions in USTF, was 216%, 214% and 159%, respectively, of the average value of its portfolio.

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	51

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

MULTI-SECTOR FIXED INCOME FUND (FORMERLY CORE PLUS BOND FUND)

	Class III Shares											Class IV Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020		2019		2018		2017(a)		2016(a)			2020		2019		2018		2017(a)		2016(a)
Net asset value, beginning of period	$22.19		$20.88		$20.93		$21.10		$21.39		$23.43	$22.26		$20.94		$20.98		$21.15		$21.45		$23.49

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.18		0.53		0.51		0.41		0.26		0.24	0.17		0.54		0.48		0.46		0.24		0.27
Net realized and unrealized gain (loss)	0.52		2.01		0.49		(0.06)		0.25		(1.14)	0.53		2.02		0.53		(0.10)		0.29		(1.17)

Total from investment operations	0.70		2.54		1.00		0.35		0.51		(0.90)	0.70		2.56		1.01		0.36		0.53		(0.90)

Less distributions to shareholders:
From net investment income	—		(0.64)		(1.05)		(0.52)		(0.80)		(1.14)	—		(0.65)		(1.05)		(0.53)		(0.83)		(1.14)
From net realized gains	(0.73)		(0.59)		—		—		—		—	(0.73)		(0.59)		—		—		—		—

Total distributions	(0.73)		(1.23)		(1.05)		(0.52)		(0.80)		(1.14)	(0.73)		(1.24)		(1.05)		(0.53)		(0.83)		(1.14)

Net asset value, end of period	$22.16		$22.19		$20.88		$20.93		$21.10		$21.39	$22.23		$22.26		$20.94		$20.98		$21.15		$21.45

Total Return(c)	3.19	%**	12.38%		4.88%		1.61%		2.44%		(3.93)%	3.18	%**	12.44%		4.93%		1.68%		2.55%		(3.91)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$81,831		$80,639		$84,163		$34,641		$22,172		$52,187	$281,871		$449,655		$580,456		$920,637		$566,433		$215,060
Net operating expenses to average daily net assets(d)	0.30	%*	0.29%		0.29%		0.29%		0.35%		0.35%	0.25	%*	0.24%		0.24%		0.24%		0.30%		0.30%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.00	%(f)*	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.01%	0.00	%(f)*	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.01%
Total net expenses to average daily net assets(d)	0.30	%*	0.29%		0.29%		0.29%		0.35%		0.36%	0.25	%*	0.24%		0.24%		0.24%		0.30%		0.31%
Net investment income (loss) to average daily net assets(b)	1.58	%*	2.43%		2.41%		1.91%		1.21%		1.14%	1.54	%*	2.47%		2.29%		2.14%		1.10%		1.17%
Portfolio turnover rate	114	%(g)**	215	%(g)	201	%(g)	198	%(g)	216	%(g)	21%	114	%(g)**	215	%(g)	201	%(g)	198	%(g)	216	%(g)	21%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.19	%*	0.16%		0.16%		0.14%		0.30%		0.21%	0.19	%*	0.16%		0.15%		0.14%		0.26%		0.21%

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2020, and the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 157%, 285%, 250%, 221% and 325%, respectively, of the average value of its portfolio.

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

52	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND

	Class VI Shares												Class I Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29										Six Months Ended August 31, 2020 (Unaudited)		Period from November 5, 2019 (commencement of operations) through February 29, 2020
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$26.15		$26.21		$26.41		$25.78		$24.57		$24.80		$26.12		$26.85

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.58		1.46		1.32		1.15		0.96		0.53		0.52		0.54
Net realized and unrealized gain (loss)	(0.56)		(0.06)		(0.38)		0.18		0.89		(0.34)		(0.54)		(0.08)

Total from investment operations	0.02		1.40		0.94		1.33		1.85		0.19		(0.02)		0.46

Less distributions to shareholders:
From net investment income	(0.28)		(1.46)		(1.14)		(0.70)		(0.64)		(0.42)		(0.26)		(1.19)

Total distributions	(0.28)		(1.46)		(1.14)		(0.70)		(0.64)		(0.42)		(0.26)		(1.19)

Net asset value, end of period	$25.89		$26.15		$26.21		$26.41		$25.78		$24.57	(b)	$25.84		$26.12

Total Return(c)	0.08	%**	5.45%		3.58%		5.18%		7.62%		0.77%		(0.05	)%**	1.80	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$692,323		$825,876		$1,001,146		$1,205,954		$1,510,894		$1,648,019		$166,253		$22,684
Net operating expenses to average daily net assets(d)	0.46	%*	0.47%		0.49%		0.47%		0.33%		0.31%		0.65	%*	0.66	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.00	%(f)*	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)*	0.00	%(f)*
Total net expenses to average daily net assets(d)	0.46	%*	0.47%		0.49%		0.47%		0.33%		0.31%		0.65	%*	0.66	%*
Net investment income (loss) to average daily net assets(a)	4.58	%*	5.50%		4.99%		4.39%		3.82%		2.13%		4.01	%*	6.55	%*
Portfolio turnover rate	14	%(g)**	47	%(g)	75	%(g)	152	%(g)	66	%(g)	66%		14	%(g)**	47	%(g)**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(h)*	0.04	%(h)	0.04%		0.03%		0.04%		0.03%		0.08	%(h)*	0.07	%(h)*
	$—		$0.01		$0.05		$0.04		$0.03		$0.04		$—		$—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Beginning December 21, 2015 the pricing source for certain fixed income assets of the Fund changed, which resulted in an increase in the December 21, 2015 net asset value of the Fund by $0.04 per share.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2020, and the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 17%, 48%, 83%, 175% and 75%, respectively, of the average value of its portfolio.

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	53

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. TREASURY FUND

	Core Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020	2019(a)		2018(a)		2017(a)		2016(a)
Net asset value, beginning of period	$5.02		$5.00	$5.00		$5.01		$5.01		$5.01

Income (loss) from investment operations:
Net investment income (loss)†	0.01		0.10	0.10		0.05		0.02		0.01
Net realized and unrealized gain (loss)	0.02		0.02	0.01		(0.01)		0.00	(b)	0.00	(b)

Total from investment operations	0.03		0.12	0.11		0.04		0.02		0.01

Less distributions to shareholders:
From net investment income	(0.01)		(0.10)	(0.11)		(0.05)		(0.02)		(0.01)
From net realized gains	—		—	—		—		(0.00	)(b)	(0.00	)(b)

Total distributions	(0.01)		(0.10)	(0.11)		(0.05)		(0.02)		(0.01)

Net asset value, end of period	$5.04		$5.02	$5.00		$5.00		$5.01		$5.01

Total Return(c)	0.55	%**	2.47%	2.16%		0.96%		0.54%		0.19%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$407,895		$222,762	$635,777		$2,324,706		$2,666,697		$4,033,504
Net expenses to average daily net assets	0.09	% *	0.06%	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets	0.28	% *	2.03%	1.97%		1.06%		0.47%		0.16%
Portfolio turnover rate(e)	0	% **	0%	0%		0%		0%		0%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	% *	0.05%	0.10%		0.09%		0.10%		0.10%

(a)	Per share amounts were adjusted to reflect an approximate 5 for 1 stock split effective December 6, 2018.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Rounds to less than 0.01%.
(e)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

54	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2020 (Unaudited)

1.	Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, High Yield Fund, Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund), Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Asset Allocation Bond Fund	FTSE 3-Month Treasury Bill Index	Total return in excess of benchmark
Emerging Country Debt Fund	J.P. Morgan EMBI Global Diversified	Total return in excess of benchmark
High Yield Fund	Markit iBoxx USD Liquid High Yield Index	Total return in excess of benchmark
Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)	Bloomberg Barclays U.S. Aggregate Index	Total return in excess of benchmark
Opportunistic Income Fund	Not Applicable	Capital appreciation and current income
U.S. Treasury Fund	Not Applicable	Liquidity and safety of principal with current income as a secondary objective

Asset Allocation Bond Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2020, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$143,687,333	$—	$143,687,333

TOTAL DEBT OBLIGATIONS	—	143,687,333	—	143,687,333

Mutual Funds	5,857,830	—	—	5,857,830
Short-Term Investments	130,156	—	—	130,156

Total Investments	5,987,986	143,687,333	—	149,675,319

Total	$5,987,986	$143,687,333	$—	$149,675,319

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$30,554,261	$—	$30,554,261
Corporate Debt	—	171,282,557	31,494,173	202,776,730
Foreign Government Agency	—	1,081,181,982	104,396,951	1,185,578,933
Foreign Government Obligations	—	2,505,078,781	133,083,713	2,638,162,494
U.S. Government	148,453,342	—	—	148,453,342

TOTAL DEBT OBLIGATIONS	148,453,342	3,788,097,581	268,974,837	4,205,525,760

Loan Assignments	—	—	23,534,091	23,534,091
Loan Participations	—	—	40,250,733	40,250,733
Mutual Funds	74,784,247	—	—	74,784,247
Rights/Warrants	—	14,346,091	119,117	14,465,208
Short-Term Investments	11,138,180	—	—	11,138,180

Total Investments	234,375,769	3,802,443,672	332,878,778	4,369,698,219

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	660,940	—	660,940
Options
Credit Risk	—	—	325,716	325,716
Swap Contracts
Credit Risk	—	21,536,717	—	21,536,717
Interest Rate Risk	—	548,047	—	548,047

Total	$234,375,769	$3,825,189,376	$333,204,494	$4,392,769,639

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund (continued)
Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(8,239,641)	$—	$(8,239,641)
Options
Credit Risk	—	—	(590,466)	(590,466)
Swap Contracts
Credit Risk	—	(11,129,982)	—	(11,129,982)
Interest Rate Risk	—	(7,668,428)	—	(7,668,428)

Total	$—	$(27,038,051)	$(590,466)	$(27,628,517)

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$54,684,545	$—	$54,684,545
U.S. Government	150,249	—	—	150,249

TOTAL DEBT OBLIGATIONS	150,249	54,684,545	—	54,834,794

Investment Funds	75,648,385	—	—	75,648,385
Short-Term Investments	17,458,991	14,163,427	—	31,622,418

Total Investments	93,257,625	68,847,972	—	162,105,597

Derivatives^
Futures Contracts
Interest Rate Risk	40,397	—	—	40,397
Swap Contracts
Credit Risk	—	1,676,579	—	1,676,579

Total	$93,298,022	$70,524,551	$—	$163,822,573

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(202,247)	$—	$(202,247)
Futures Contracts
Interest Rate Risk	(5,363)	—	—	(5,363)

Total	$(5,363)	$(202,247)	$—	$(207,610)

Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$67,651,710	$—	$67,651,710
U.S. Government	27,252,536	—	—	27,252,536
U.S. Government Agency	—	51,850,422	—	51,850,422

TOTAL DEBT OBLIGATIONS	27,252,536	119,502,132	—	146,754,668

Investment Funds	65,543,887	—	—	65,543,887
Mutual Funds	103,523,800	—	—	103,523,800
Short-Term Investments	3,165,756	94,779,713	—	97,945,469

Total Investments	199,485,979	214,281,845	—	413,767,824

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,686,425	—	2,686,425
Futures Contracts
Interest Rate Risk	148,805	—	—	148,805
Swap Contracts
Interest Rate Risk	—	2,123,413	—	2,123,413

Total	$199,634,784	$219,091,683	$—	$418,726,467

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund) (continued)
Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(3,383,121)	$—	$(3,383,121)
Futures Contracts
Interest Rate Risk	(13,350)	—	—	(13,350)
Swap Contracts
Interest Rate Risk	—	(1,078,912)	—	(1,078,912)

Total	$(13,350)	$(4,462,033)	$—	$(4,475,383)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$661,679,161	$24,918,529	$686,597,690
U.S. Government	1,586,650	—	—	1,586,650
U.S. Government Agency	—	—	11,043,169	11,043,169

TOTAL DEBT OBLIGATIONS	1,586,650	661,679,161	35,961,698	699,227,509

Mutual Funds	11,003,541	—	—	11,003,541
Short-Term Investments	124,612,283	—	—	124,612,283
Purchased Options	—	149,393	—	149,393

Total Investments	137,202,474	661,828,554	35,961,698	834,992,726

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	169,783	—	169,783
Swap Contracts
Credit Risk	—	26,369,759	—	26,369,759
Interest Rate Risk	—	4,307	—	4,307

Total	$137,202,474	$688,372,403	$35,961,698	$861,536,575

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(118,503)	$—	$(118,503)
Futures Contracts
Interest Rate Risk	(6,574)	—	—	(6,574)
Written Options
Credit Risk	—	(271,190)	—	(271,190)
Swap Contracts
Credit Risk	—	(9,331,777)	—	(9,331,777)
Interest Rate Risk	—	(6,176,938)	—	(6,176,938)

Total	$(6,574)	$(15,898,408)	$—	$(15,904,982)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$407,418,033	$—	$—	$407,418,033

Total Investments	407,418,033	—	—	407,418,033

Total	$407,418,033	$—	$—	$407,418,033

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25, Empresa Nacional de Electricidad SA, due 2/01/97 which is valued based on a comparable bond and applying a 200 basis point discount for liquidity considerations and a Republic of Kenya loan agreement, which is valued by applying 500 basis point yield spread to a comparable bond. Opportunistic Income Fund’s Level 3 holdings also consists of three U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 150 basis points for liquidity considerations and six asset backed securities which were either adjusted for additional cashflow projections discounted for timing and likelihood of receipt, valued using the latest transaction of a comparable bond, or priced in line with broker marks. There were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at August 31, 2020.

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2020	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of August 31, 2020	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2020
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$29,902,115	$—	$—	$(806)	$—	$1,592,864	$—	$—	$31,494,173	$1,592,864
Foreign Government Agency	170,402,802	—	(25,952,601)	8,005,038	1,595,536	(49,653,824)	—	—	104,396,951	(43,880,196)
Foreign Government Obligations	173,035,182	1,465,730	(8,323,335)	13,887,212	—	(46,981,076)	—	—	133,083,713	(46,135,194)
Loan Assignments	14,402,514	11,639,508	(1,059,476)	281,380	—	(1,729,835)	—	—	23,534,091	(1,729,835)
Loan Participations	47,750,729	2,632,500	(7,701,233)	1,226,005	—	(3,657,268)	—	—	40,250,733	(3,657,267)
Rights/Warrants	2,082,394	—	—	—	(5,892,796)	3,929,519	—	—	119,117	(883,216)

Total Investments	437,575,736	15,737,738	(43,036,645)	23,398,829	(4,297,260)	(96,499,620)	—	—	332,878,778	(94,692,844)

Derivatives
Options	1,036,169	—	—	—	(7,034)	(1,293,885)	—	—	(264,750)	(935,551)

Total	$438,611,905	$15,737,738	$(43,036,645)#	$23,398,829	$(4,304,294)	$(97,793,505)	$—	$—	$332,614,028	$(95,628,395)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

	Balances as of February 29, 2020	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of August 31, 2020	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2020
Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$25,989,481	$30	$(1,985,348)	$99,380	$—	$(1,358,139)	$2,173,125	‡	$—	$24,918,529	$(1,358,139)
U.S. Government Agency	12,228,802	—	(1,221,250)	16,406	—	19,211	—		—	11,043,169	19,211

Total	$38,218,283	$30	$(3,206,598)##	$115,786	$—	$(1,338,928)	$2,173,125		$—	$35,961,698	$(1,338,928)

#	Includes $13,337,682 of proceeds received from partial calls and/or principal paydowns as applicable.
##	Includes $3,206,598 of proceeds received from partial calls and/or principal paydowns as applicable.
‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.

Some Funds have material Level 3 investments. The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended August 31, 2020.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Foreign Government Olbigations	45,728,738	Fair Value	Discount for lack of liquidity/marketabilty	1.40% (N/A)
Corporate Debt	31,494,173	Fair Value	Discount for lack of liquidity/marketabilty	2.00% (N/A)
Loan Assignments and Participations	6,661,882	Fair Value	Discount for lack of liquidity/marketabilty	5.00%-6.00% (5.14%)
Options	(264,750)	Fair Value	Probability of CDS threshold event	<5% (N/A)
Warrants	0	Fair Value	Probability of warrant payment trigger	<5% (N/A)
Opportunistic Income Fund
Asset-Backed Securities	5,778,548	Fair Value	Probability and timing of cash flow receipt	25-75% (N/A)
Asset-Backed Securities	5,739,000	Fair Value	Broker mark of comparable bond	N/A (N/A)
Asset-Backed Securities	9,508,800	Fair Value	Trade correlation with observed comparable bond	N/A (N/A)
Government Agency	11,043,169	Fair Value	Discount for lack of liquidity/marketabilty	1.50% (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of August 31, 2020, the value of these securities and/or derivatives for Emerging Country Debt Fund and Opportunistic Income Fund was $248,993,985 and $3,892,181, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Indexed investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” in Note 4 “Derivative financial instruments”. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Investments in when-issued securities also present the risk that the security will not be issued or delivered. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

With the exception of U.S. Treasury Fund, the policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. The policy of U.S. Treasury Fund is to declare dividends daily, to the extent net investment income is available. U.S. Treasury Fund will generally pay dividends on the first business day following the end of each month in which dividends were declared. Accrued dividends in respect of a shareholder’s partial redemption of U.S. Treasury Fund shares redeemed between monthly payment dates will be paid on the first business day following the end of the month in which redemptions are made. Accrued dividends in respect of a shareholder’s complete redemption of U.S. Treasury Fund shares between monthly payment dates will be paid with the redemption proceeds. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2020, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 29, 2020, certain Funds elected to defer to March 1, 2020 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Loss Deferral ($)
Asset Allocation Bond Fund	(166,200)	—
Emerging Country Debt Fund	—	—
High Yield Fund	—	—
Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)	(1,188,513)	—
Opportunistic Income Fund	—	—
U.S. Treasury Fund	—	(29,427)

As of February 29, 2020, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 29, 2020, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Asset Allocation Bond Fund	(27,013,502)	(40,161,402)
Emerging Country Debt Fund	—	—
High Yield Fund	—	—
Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)	(291,118)	(24,729,028)
Opportunistic Income Fund	—	(66,270,766)
U.S. Treasury Fund	(941,359)	(25,858)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

As of August 31, 2020, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	134,786,004	14,889,315	—	14,889,315	—
Emerging Country Debt Fund	4,741,553,242	351,836,374	(723,691,397)	(371,855,023)	(16,707,757)
High Yield Fund	157,670,574	5,132,709	(697,686)	4,435,023	1,465,643
Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)	401,866,335	15,079,711	(3,178,222)	11,901,489	425,070
Opportunistic Income Fund	870,935,734	18,588,238	(54,531,246)	(35,943,008)	(10,657,322)
U.S. Treasury Fund	406,981,704	437,008	(679)	436,329	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

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Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund directly or indirectly (e.g., through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

As of August 31, 2020, the premium on cash purchases and the fee on cash redemptions were as follows:

	Asset Allocation Bond Fund	Emerging Country Debt Fund(1)	High Yield Fund	Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)	Opportunistic Income Fund(2)	U.S. Treasury Fund
Purchase Premium	—	1.00%	—	—	—	—
Redemption Fee	—	1.00%	—	—	—	—

(1)

For the periods from May 8, 2020 to July 31, 2020, March 25, 2020 to May 8, 2020, March 16, 2020 to March 25, 2020, February 1, 2016 to March 16, 2020 the premiums on purchases and the fee on redemptions were each 1.50%, 2.00%, 1.15% and 0.75%, respectively, of the amount invested or redeemed. Prior to February 1, 2016, the premiums on purchases and the fee on redemptions were each 0.50% of the amount invested or redeemed.

(2)	Prior to June 30, 2019, the premiums on purchases and the fee on redemptions were each 0.40% of the amount invested or redeemed.

Recently-issued accounting guidance

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, “Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU on the Funds’ financial statements.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)	Opportunistic Income Fund	U.S. Treasury Fund
Commodities Risk	X
Counterparty Risk	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X
Currency Risk	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X
Futures Contracts Risk			X	X	X
Illiquidity Risk	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X
Market Risk – Asset-Backed Securities	X	X		X	X
Market Risk – Equities	X				X
Market Risk – Fixed Income	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X
Smaller Company Risk	X			X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as

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expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. In addition, the value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty can be expected to be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral if the Fund’s interest in the collateral is not perfected or additional collateral is not posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions,

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netting of obligations or realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligation to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligors’ failure to meet their payment obligations or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment will be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner can be expected to be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer will default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.” The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

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Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “high yield” or “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and typically involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund is likely to lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund is likely to realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forward contracts, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates or inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, runs the risk of being unable to obtain payments GMO believes are owed to it under an OTC derivatives contract or of those payments being delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly

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marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation and exposes the Funds to the risk that the pricing models used do not produce valuations that are consistent with the values the Funds realize when they close or sell an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, the Funds run a risk that inaccurate valuations will result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of the Funds’ net asset values.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction will lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index could result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

Special tax rules apply to a Fund’s transactions in derivatives, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s derivative transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. See the Funds’ Prospectus and Statement of Additional Information for more information.

Derivatives Regulation. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these requirements are evolving, their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivative positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivative positions. Also, as a general matter, in contrast to a bilateral derivative position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivative position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivative positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy, and any increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared) and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For

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example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks are likely to be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. Variation margin requirements became effective in March 2017 and initial margin requirements will become effective in 2020 or 2021. Such requirements could increase the amount of margin a Fund needs to post in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While these rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e. the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to different kinds of costs and risks.

The SEC recently reproposed a rule under the 1940 Act regulating the use by registered investment companies of derivatives and many related instruments. The ultimate impact, if any, of such a rule is unclear, but the reproposed rule, if adopted, could, among other things, restrict a Fund’s ability to continue to engage in derivatives transactions in the manner it has historically and increase the costs of derivatives transactions, which could have an adverse impact on a Fund’s performance.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights at any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date). If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

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National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e. options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and Funds with investments whose prices are closely correlated are subject to greater overall risk than Funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to a particular geographic region, country or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than do funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

• FUND OF FUNDS RISK. A Fund that invests in Underlying Funds (including underlying GMO Funds) is exposed to the risk that the Underlying Funds will not perform as expected. A Fund also is indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Because, absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any), the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

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In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance will not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs bears a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could result in higher expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

The SEC recently adopted a rule that will change the regulatory framework under which some registered investment companies are permitted to invest in other registered investment companies (the “Fund of Funds Rule”). The impact of the Fund of Funds Rule is still under review but could adversely affect the Funds by, among other things, limiting the number of shares of other registered investment companies (such as other Funds or exchange-traded funds) or pooled investment vehicles that a Fund is permitted to purchase.

• FUTURES CONTRACTS RISK. The risk of loss to a Fund resulting from its use of futures contracts (or “futures”) is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund might be unable to effect closing transactions to terminate its exposure to the contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund typically will have to sell other investments at disadvantageous times. A Fund also runs the risk of being unable to recover or be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of any increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain of its affiliated entities may hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts a person may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent OTC derivatives, and those limits may adversely affect the market liquidity of those futures and derivatives. As a result of such limits, positions held by other GMO clients or by GMO or its affiliates could prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

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Futures contracts traded on markets outside the United States are not subject to regulation by the CFTC or other U.S. regulators. U.S. regulators neither regulate the activities of a foreign exchange nor have the power to compel enforcement of the rules of a foreign exchange or the laws of the country where the exchange is located. In addition, foreign futures contracts may be less liquid and more volatile than U.S. contracts.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities or securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also tends to be greater in times of financial stress. For example, inflation-protected securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are often more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

The Board of Trustees has designated GMO as administrator to the Funds’ liquidity risk management program, which was adopted by the Funds pursuant to Rule 22e-4 under the 1940 Act. Under that program, each Fund is required to classify its investments into specific liquidity categories and monitor compliance with limits on illiquid investments. The term “illiquid investments” for purposes of the program means investments that GMO reasonably expects cannot be sold or disposed of under current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investments. While the liquidity risk management program is designed to assist in the assessment and management of illiquidity risk, there is no guarantee it will be effective in reducing the illiquidity risk inherent in a Fund’s investments.

Historically, credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. If a Fund is required to sell illiquid investments to satisfy collateral posting requirements or to meet redemptions, those sales could put significant downward price pressure on the market price of the securities being sold.

A Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund would temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, at disadvantageous prices to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds, adversely affecting the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital losses (including capital loss carryforwards) to offset realized capital gains (if any) and

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other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e. a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases is the business day prior to actual receipt by the Fund of the redemption request) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the determination of net asset value and corresponding liquidation of assets could be longer due to time zone differences. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process. Those Funds run the risk that GMO’s models will not accurately predict future market movements or characteristics. In addition, GMO’s models are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong. The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to operational risks resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other operational services. Examples of such operational risks include the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or

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digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges, and such service providers, counterparties, or issuers may have limited, if any, indemnification obligations to GMO or the Funds, each of whom could be negatively impacted as a result.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars, pandemics and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices in late 2014, as well as in early 2020) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in the recent past) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in shutdowns of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Climate change regulation (such as decarbonization legislation or other mandatory controls to reduce emissions of greenhouse gases) could significantly affect many of the companies in which the Funds invest by, among other things, increasing those companies’ operating costs and capital expenditures. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely would be significantly disrupted. On January 31, 2020, the United Kingdom formally withdrew from the European Union (commonly known as “Brexit”), and an 11-month transition period commenced during which most European Union law will continue to apply in the United Kingdom while it negotiates its future relationship with the European Union. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. Potential negative long-term effects could include, among others, greater market volatility and illiquidity, disruptions to world securities markets, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and an increased likelihood of a recession in the United Kingdom. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the Euro and could negatively affect the financial markets of other countries in the European region and beyond, which may include companies or assets held or considered for prospective investment by GMO.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. These

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types of sanctions have recently been applied against the Venezuelan and Russian governments, as well as against certain Russian and Venezuelan officials and institutions. These sanctions have resulted, and any additional sanctions or intergovernmental actions or even the threat of further sanctions could result, in a decline in the value and liquidity of Russian and Venezuelan securities, a weakening of the Russian and Venezuelan currencies or other adverse consequences to their respective economies. Sanctions impair the ability of the Funds to buy, sell, receive or deliver those securities and/or assets that are subject to the sanctions. In addition, trade disputes (such as the “trade war” between the United States and China that intensified in 2018 and 2019) may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. Events such as these and their impact on the Funds are difficult to predict.

Natural and environmental disasters (such as the earthquake and tsunami in Japan in early 2011), epidemics or pandemics (such as the outbreak of a novel coronavirus beginning in late 2019 (described below)), and systemic market dislocations (such as the kind surrounding the insolvency of Lehman Brothers in 2008) can be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, government economic stimulus measures, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, rapid increases in unemployment, increased demand for and strain on government resources, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways and may continue to do so in the future. Health crises caused by the outbreak of COVID-19 may also exacerbate other pre-existing political, social, economic, market and financial risks. The effects of the outbreak in developing or emerging market countries may be greater due to less established health care systems. The COVID-19 pandemic and its effects may be short term or may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could impair the Funds’ ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance and your investment in a Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk — Fixed Income” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks become particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

As described under “Market Risk — Fixed Income,” the market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the performance of other service

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providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. Principal repayments of asset-backed securities are at risk if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. Issuers of asset-backed securities also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds are rated below investment grade. See “Credit Risk” for more information about credit risk.

When worldwide economic and liquidity conditions deteriorated in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many asset-backed (as well as others) fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed (and other) fixed income securities, and they may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. The mishandling of documentation for underlying assets also can affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since 2008 because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more information about risks of investing in correlated sectors. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business would likely have a material impact on the many asset-backed securities it services. The risks associated with asset-backed securities are particularly pronounced for Opportunistic Income Fund, which has invested a substantial portion of its assets in asset-backed securities, and for the Funds that have invested a substantial portion of their assets in Opportunistic Income Fund.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as a failure to keep up with technological advances or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may be attributable to general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. Equities which are characterized as relatively cyclical, such as investments in companies in the consumer discretionary, financials, energy, real estate, materials and industrials sectors, often are especially sensitive to economic cycles, which means they typically underperform non-cyclical equities during economic downturns. Cyclical equities’ performance can be significantly affected by among other factors, cyclical revenue generation, consumer confidence and changing consumer preferences, and the performance of domestic and international economies. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

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Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt investments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “high yield” or “junk bonds”) may be particularly volatile. Often, below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A principal risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments would likely be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or variable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e. nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

When interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fee.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio investments when it would otherwise not do so, including at unfavorable prices. The risks associated with rising interest rates are generally greater during periods when prevailing interest rates are at or near their historic lows. Moreover, fixed income investments will be difficult to value during such periods. The U.S. Federal Reserve Bank recently decreased interest rates back to near historically low levels. A substantial increase in interest rates could have a material adverse effect on fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or imposition of currency controls) also could have a material adverse effect on the Funds.

• NON-DIVERSIFIED FUNDS. All of the Funds (except U.S. Treasury Fund) are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, they are likely to be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment is likely to have a greater impact on their performance.

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In addition, each of the Funds (other than U.S. Treasury Fund) may invest in shares of one or more other GMO Funds that are not “diversified” investment companies within the meaning of the 1940 Act.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets list securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets (particularly in emerging markets) often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund.

A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. In some cases, the amount of a refund could be material to a Fund’s net asset value. Accordingly, a refund is not typically reflected in the Fund’s net asset value until it is received or GMO is confident it will be received. Generally, absent a determination by GMO that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value until it is received. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e. a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial

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reporting standards and resulting unavailability of reliable information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities. The economies of emerging countries often are more volatile than the economies of developed countries. For example, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political or other conditions.

The Funds (other than Emerging Country Debt Fund, High Yield Fund and U.S. Treasury Fund) may take temporary defensive positions if deemed prudent by GMO. Many of the Funds have previously taken temporary defensive positions.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps, options, or other derivatives on an index, an ETF, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, ETFs, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, a Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than U.S. Treasury Fund) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

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Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2020, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)	Opportunistic Income Fund
Forward currency contracts
Adjust currency exchange rate risk	X	X	X	X
Adjust exposure to foreign currencies	X	X	X
Futures contracts
Adjust interest rate exposure		X	X	X
Maintain the diversity and liquidity of the portfolio		X	X	X
Options (Purchased)
Adjust currency exchange rate risk			X
Adjust exposure to foreign currencies			X
Achieve exposure to a reference entity’s credit				X
Provide a measure of protection against default loss				X
Options (Written)
Achieve exposure to a reference entity’s credit				X
Provide a measure of protection against default loss				X
Options (Credit linked)
Achieve exposure to a reference entity’s credit	X
Swap contracts
Achieve exposure to a reference entity’s credit	X	X		X
Adjust exposure to certain markets				X
Adjust interest rate exposure	X		X	X
Provide a measure of protection against default loss	X			X
Provide exposure to the Fund’s benchmark		X	X
Adjust exposure to foreign currencies	X
Hedge non-core equity exposure			X

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Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized

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gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on

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a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

* * *

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2020 and the Statements of Operations for the period ended August 31, 2020^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Country Debt Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$660,940	$—	$—	$660,940
Options, at value	325,716	—	—	—	—	325,716
Swap Contracts, at value¤	21,536,717	—	—	548,047	—	22,084,764

Total	$21,862,433	$—	$660,940	$548,047	$—	$23,071,420

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Country Debt Fund (continued)
Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(8,239,641)	$—	$—	$(8,239,641)
Options, at value	(590,466)	—	—	—	—	(590,466)
Swap Contracts, at value¤	(11,129,982)	—	—	(7,668,428)	—	(18,798,410)

Total	$(11,720,448)	$—	$(8,239,641)	$(7,668,428)	$—	$(27,628,517)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$269,472	$—	$—	$269,472
Options	(7,034)	—	—	—	—	(7,034)
Swap Contracts	35,280,121	—	—	(1,389,989)	—	33,890,132

Total	$35,273,087	$—	$269,472	$(1,389,989)	$—	$34,152,570

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$(9,992,586)	$—	$—	$(9,992,586)
Options	(1,293,884)	—	—	—	—	(1,293,884)
Swap Contracts	(21,409,849)	—	—	2,005,473	—	(19,404,376)

Total	$(22,703,733)	$—	$(9,992,586)	$2,005,473	$—	$(30,690,846)

High Yield Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$—	$—	$40,397	$—	$40,397
Swap Contracts, at value¤	1,676,579	—	—	—	—	1,676,579

Total	$1,676,579	$—	$—	$40,397	$—	$1,716,976

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(202,247)	$—	$—	$(202,247)
Unrealized Depreciation on Futures Contracts¤	—	—	—	(5,363)	—	(5,363)

Total	$—	$—	$(202,247)	$(5,363)	$—	$(207,610)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$(555,894)	$—	$—	$(555,894)
Futures Contracts	—	—	—	428,985	—	428,985
Swap Contracts	(3,174,820)	—	—	(2,694,219)	—	(5,869,039)

Total	$(3,174,820)	$—	$(555,894)	$(2,265,234)	$—	$(5,995,948)

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$417,442	$—	$—	$417,442
Futures Contracts	—	—	—	(36,598)	—	(36,598)
Swap Contracts	1,815,337	—	—	113,941	—	1,929,278

Total	$1,815,337	$—	$417,442	$77,343	$—	$2,310,122

Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$2,686,425	$—	$—	$2,686,425
Unrealized Appreciation on Futures Contracts¤	—	—	—	148,805	—	148,805
Swap Contracts, at value¤	—	—	—	2,123,413	—	2,123,413

Total	$—	$—	$2,686,425	$2,272,218	$—	$4,958,643

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(3,383,121)	$—	$—	$(3,383,121)
Unrealized Depreciation on Futures Contracts¤	—	—	—	(13,350)	—	(13,350)
Swap Contracts, at value¤	—	—	—	(1,078,912)	—	(1,078,912)

Total	$—	$—	$(3,383,121)	$(1,092,262)	$—	$(4,475,383)

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund) (continued)
Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$4,830	$—	$—	$4,830
Forward Currency Contracts	—	—	(1,715,010)	—	—	(1,715,010)
Futures Contracts	—	—	—	6,171,866	—	6,171,866
Swap Contracts	—	—	—	7,657,696	—	7,657,696

Total	$—	$—	$(1,710,180)	$13,829,562	$—	$12,119,382

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$4,601	$—	$—	$4,601
Forward Currency Contracts	—	—	495,613	—	—	495,613
Futures Contracts	—	—	—	(1,778,156)	—	(1,778,156)
Swap Contracts	—	—	—	(4,234,309)	—	(4,234,309)

Total	$—	$—	$500,214	$(6,012,465)	$—	$(5,512,251)

Opportunistic Income Fund
Asset Derivatives
Investments, at value (purchased options)	$149,393	$—	$—	$—	$—	$149,393
Unrealized Appreciation on Forward Currency Contracts	—	—	169,783	—	—	169,783
Swap Contracts, at value¤	26,369,759	—	—	4,307	—	26,374,066

Total	$26,519,152	$—	$169,783	$4,307	$—	$26,693,242

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(118,503)	$—	$—	$(118,503)
Unrealized Depreciation on Futures Contracts¤	—	—	—	(6,574)	—	(6,574)
Written Options, at value	(271,190)	—	—	—	—	(271,190)
Swap Contracts, at value¤	(9,331,777)	—	—	(6,176,938)	—	(15,508,715)

Total	$(9,602,967)	$—	$(118,503)	$(6,183,512)	$—	$(15,904,982)

Net Realized Gain (Loss) on
Investments (purchased options)	$738,408	$—	$—	$—	$—	$738,408
Forward Currency Contracts	—	—	1,012	—	—	1,012
Futures Contracts	—	—	—	801,368	—	801,368
Written Options	(57,708)	—	—	—	—	(57,708)
Swap Contracts	7,414,859	—	—	(2,239,934)	—	5,174,925

Total	$8,095,559	$—	$1,012	$(1,438,566)	$—	$6,658,005

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$(1,202,199)	$—	$—	$—	$—	$(1,202,199)
Forward Currency Contracts	—	—	82,246	—	—	82,246
Futures Contracts	—	—	—	(68,554)	—	(68,554)
Written Options	1,694,138	—	—	—	—	1,694,138
Swap Contracts	6,458,883	—	—	(2,370,509)	—	4,088,374

Total	$6,950,822	$—	$82,246	$(2,439,063)	$—	$4,594,005

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral

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posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2020, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2020:

Emerging Country Debt Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Citibank N.A.	$4,828,123	$(4,828,123)	$—	$—	*
Deutsche Bank AG	8,544,486	—	8,544,486	—
Goldman Sachs International	6,561,895	(3,272,967)	(3,288,928)	—	*

Total	$19,934,504	$(8,101,090)	$5,255,558	$—

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$3,628,195	$(3,525,065)	$—	$103,130
Deutsche Bank AG	10,233,030	(1,688,544)	(8,544,486)	—	*
Goldman Sachs International	3,288,928	—	3,288,928	—
JPMorgan Chase Bank, N.A.	1,664,664	(1,549,216)	—	115,448
Morgan Stanley & Co. International PLC	4,434,200	(4,202,752)	—	231,448

Total	$23,249,017	$(10,965,577)	$(5,255,558)	$450,026

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High Yield Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Deutsche Bank AG	$202,247	$(181,921)	$—	$20,326

Total	$202,247	$(181,921)	$—	$20,326

Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$56,976	$—	$—	$56,976
Barclays Bank PLC	110,473	(33,655)	(76,818)	—	*
Citibank N.A.	116,235	—	—	116,235
Deutsche Bank AG	165,246	—	165,246	—
Goldman Sachs International	31,596	—	—	31,596
JPMorgan Chase Bank, N.A.	1,863,174	(798,937)	(998,950)	65,287
Morgan Stanley & Co. International PLC	342,725	—	342,725	—

Total	$2,686,425	$(832,592)	$(567,797)	$270,094

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$4,214	$(4,214)	$—	$—	*
Barclays Bank PLC	76,818	—	76,818	—
Citibank N.A.	26,362	(26,362)	—	—	*
Deutsche Bank AG	797,624	(632,378)	(165,246)	—	*
JPMorgan Chase Bank, N.A.	998,950	—	998,950	—
Morgan Stanley & Co. International PLC	1,479,153	(1,136,428)	(342,725)	—	*

Total	$3,383,121	$(1,799,382)	$567,797	$—

Opportunistic Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$1,622,023	$(1,392,809)	$(29,211)	$200,003
Citibank N.A.	1,241,568	(560,000)	(678,155)	3,413
Citigroup Global Markets Inc.	2,513,783	(2,461,865)	(51,918)	—	*
Credit Suisse International	123,693	(100,000)	—	23,693
Deutsche Bank AG	1,973,298	(1,640,000)	(172,441)	160,857
Goldman Sachs International	12,822,816	(11,497,500)	(1,325,316)	—	*
JPMorgan Chase Bank, N.A.	3,940,039	(2,468,041)	(1,471,998)	—	*
Morgan Stanley & Co. International PLC	116,495	—	116,495	—
Morgan Stanley Capital Services LLC	2,125,652	(2,014,440)	(111,212)	—	*

Total	$26,479,367	$(22,134,655)	$(3,723,756)	$387,966

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Opportunistic Income Fund (continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$29,211	$—	$29,211	$—
Barclays Bank PLC	738,955	(738,955)	—	—	*
Citibank N.A.	678,155	—	678,155	—
Citigroup Global Markets Inc.	51,918	—	51,918	—
Deutsche Bank AG	172,441	—	172,441	—
Goldman Sachs International	1,325,316	—	1,325,316	—
JPMorgan Chase Bank, N.A.	1,471,998	—	1,471,998	—
Morgan Stanley & Co. International PLC	290,447	(173,952)	(116,495)	—	*
Morgan Stanley Capital Services LLC	111,212	—	111,212	—

Total	$4,869,653	$(912,907)	$3,723,756	$—

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2020:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Swap Contracts ($)
Emerging Country Debt Fund	222,648,250	—	251,543,000	801,805,604
High Yield Fund	36,396,358	15,997,456	—	65,599,026
Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)	393,404,618	114,960,076	1,773,830	461,897,078
Opportunistic Income Fund	7,047,490	11,519,914	66,070,421	715,692,222

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)	Opportunistic Income Fund	U.S. Treasury Fund
Management Fee	0.25%	0.35%	0.35%	0.25%	0.40%(a)	0.08%(b)

(a)	Prior to January 1, 2017, the management fee was 0.25%.
(b)	Prior to June 30, 2019, GMO voluntarily waived the Fund’s entire management fee.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related

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information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class III		Class IV		Class V	Class VI	Class R6	Class I
Asset Allocation Bond Fund	0.15%					0.055%
Emerging Country Debt Fund	0.15%		0.10%
High Yield Fund	0.15%	*	0.10%	*	0.085%*	0.055%	0.15%*	0.15%	*
Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)	0.15%		0.10%				0.15%*	0.15%	*
Opportunistic Income Fund	0.15%	*				0.055%	0.15%*	0.15%

*	Class is offered but has no shareholders as of August 31, 2020.

For each Fund, other than Emerging Country Debt Fund and High Yield Fund, GMO has contractually agreed to reimburse each Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. GMO has contractually agreed to reimburse High Yield Fund for the portion of its “Specified Operating Expenses” that exceeds 0.10% of the Fund’s average daily net assets (“Expense Threshold Amount”).

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to Class I shareholders in respect of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For High Yield Fund, GMO is permitted to recover from the Fund, on a class-by-class basis, as applicable, the “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Fund’s “Specified Operating Expenses” later fall below the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause a Fund to exceed the Expense Threshold Amount or the lower expense limit in effect when GMO seeks recovery.

For the period ended August 31, 2020, GMO recouped the following previously recorded waivers and/or reimbursements.

Recoupment Amount ($)
High Yield Fund, Class VI	7,278

On August 31, 2020, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2021	Expiring the year ending February 28, 2022	Expiring the year ending February 28, 2023
High Yield Fund, Class VI	$ —	$85,249	$ —

GMO has contractually agreed to waive or reduce the Fund’s management fee and shareholder service fee to the extent necessary to offset the management fee and shareholder service fee paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero.

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These contractual waivers and reimbursements will continue through at least June 30, 2021 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

GMO has contractually agreed to reimburse Class I assets of each Fund (or waive its fees) to the extent that payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets.

Sub-Transfer Agent/Recordkeeping Payments

Class III, IV, V, VI, and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class III, IV, V, VI, or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class I shares. These payments create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2020 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Asset Allocation Bond Fund	3,274	350
Emerging Country Debt Fund	67,344	6,962
High Yield Fund	2,445	237
Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)	7,575	754
Opportunistic Income Fund	12,926	1,343
U.S. Treasury Fund	4,732	387

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the six month period ended August 31, 2020, the Funds below had indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expenses
Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)	0.122%

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2020, the Funds did not engage in these transactions.

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6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2020 are noted in the table below:

Fund Name	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Asset Allocation Bond Fund	30,674,749	11,341,713	119,119,258	14,180,000
Emerging Country Debt Fund	225,132,629	1,115,096,564	615,035,135	527,319,513
High Yield Fund	50,315,517	214,883,089	50,529,533	197,463,507
Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)	362,808,486	200,925,089	456,861,785	271,036,160
Opportunistic Income Fund	—	118,621,702	24,625,107	149,868,982
U.S. Treasury Fund	—	—	—	—

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of August 31, 2020

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Asset Allocation Bond Fund	3	‡	88.20%	<0.01%	99.97%
Emerging Country Debt Fund	1		10.17%	0.13%	14.85%
High Yield Fund	3	‡	99.94%	0.05%	99.94%
Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)	2	#	65.11%	0.01%	93.80%
Opportunistic Income Fund	3	#	72.36%	0.49%	79.61%
U.S. Treasury Fund	3	‡	51.83%	3.66%	67.80%

‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.

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9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020

	Shares	Amount	Shares	Amount
Asset Allocation Bond Fund
Class III:
Shares sold	69,213	$1,589,816	110,325	$2,474,600
Shares issued to shareholders in reinvestment of distributions	3,103	72,392	126,900	2,798,964
Shares repurchased	(400,686)	(8,894,076)	(2,253,855)	(50,054,998)

Net increase (decrease)	(328,370)	$(7,231,868)	(2,016,630)	$(44,781,434)

Class VI:
Shares sold	384,442	$8,853,053	202,925	$4,483,781
Shares issued to shareholders in reinvestment of distributions	8,263	193,346	414,203	9,160,744
Shares repurchased	(4,161,410)	(94,097,006)	(6,261,332)	(140,077,926)

Net increase (decrease)	(3,768,705)	$(85,050,607)	(5,644,204)	$(126,433,401)

Emerging Country Debt Fund
Class III:
Shares sold	3,405,778	$83,432,956	7,880,299	$217,000,478
Shares issued to shareholders in reinvestment of distributions	1,118,039	28,521,163	2,957,296	79,423,521
Shares repurchased	(1,619,469)	(42,960,087)	(17,701,435)	(490,147,602)
Purchase premiums	—	473,308	—	446,109
Redemption fees	—	204,217	—	739,018

Net increase (decrease)	2,904,348	$69,671,557	(6,863,840)	$(192,538,476)

Class IV:
Shares sold	9,388,512	$241,628,831	19,712,189	$544,492,697
Shares issued to shareholders in reinvestment of distributions	2,973,816	75,743,088	5,991,783	160,731,422
Shares repurchased	(8,696,510)	(217,497,936)	(14,371,734)	(394,762,711)
Purchase premiums	—	1,333,546	—	993,428
Redemption fees	—	577,762	—	1,612,037

Net increase (decrease)	3,665,818	$101,785,291	11,332,238	$313,066,873

High Yield Fund
Class VI:
Shares sold	1,855,180	$35,072,764	98,276	$2,056,846
Shares issued to shareholders in reinvestment of distributions	67,876	1,296,439	820,617	16,679,907
Shares repurchased	(1,756,894)	(34,400,000)	(3,348,294)	(68,220,577)

Net increase (decrease)	166,162	$1,969,203	(2,429,401)	$(49,483,824)

Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)
Class III:
Shares sold	454,165	$10,140,846	171,785	$3,857,759
Shares issued to shareholders in reinvestment of distributions	116,286	2,551,326	197,461	4,223,692
Shares repurchased	(510,930)	(11,293,692)	(765,786)	(17,018,076)

Net increase (decrease)	59,521	$1,398,480	(396,540)	$(8,936,625)

95

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020

	Shares	Amount	Shares	Amount
Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund) (continued)
Class IV:
Shares sold	910,569	$20,098,246	360,886	$7,771,423
Shares issued to shareholders in reinvestment of distributions	381,197	8,393,955	1,233,567	26,460,017
Shares repurchased	(8,812,567)	(196,144,244)	(9,111,663)	(200,655,846)

Net increase (decrease)	(7,520,801)	$(167,652,043)	(7,517,210)	$(166,424,406)

Opportunistic Income Fund
Class VI:
Shares sold	1,458,047	$37,400,430	702,105	$18,486,845
Shares issued to shareholders in reinvestment of distributions	249,677	6,366,770	1,589,564	41,113,159
Shares repurchased	(6,547,641)	(167,188,271)	(8,905,218)	(235,744,022)
Purchase premiums	—	—	—	69,702
Redemption fees	—	—	—	251,056

Net increase (decrease)	(4,839,917)	$(123,421,071)	(6,613,549)	$(175,823,260)

Class I:*
Shares sold	5,828,054	148,979,080	880,843	22,880,307
Shares issued to shareholders in reinvestment of distributions	10,318	262,810	9,193	236,179
Shares repurchased	(273,950)	(6,689,899)	(21,627)	(555,796)

Net increase (decrease)	5,564,422	$142,551,991	868,409	$22,560,690

U.S. Treasury Fund
Core Class:
Shares sold	233,358,882	$1,175,253,157	785,807,533	$3,930,131,346
Shares issued to shareholders in reinvestment of distributions	38,409	193,486	1,061,376	5,309,001
Shares repurchased	(196,773,285)	(990,975,796)	(869,725,175)	(4,350,339,593)

Net increase (decrease)	36,624,006	$184,470,847	(82,856,266)	$(414,899,246)

*	The period under the heading “Year Ended February 29, 2020” represents the period from November 5, 2019 (commencement of operations) through February 29, 2020.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2020 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$8,656,379	$11,341,713	$14,180,000	$11,957	$—	$58,744	$(19,006)	$5,857,830

Emerging Country Debt Fund
GMO U.S. Treasury Fund	$74,487,484	$—	$—	$115,761	$—	$—	$296,763	$74,784,247

96

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
High Yield Fund
GMO U.S. Treasury Fund	$385,180	$28,755,749	$29,171,591	$7,267	$—	$30,662	$—	$—

Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)
GMO Emerging Country Debt Fund, Class IV	$29,316,657	$—	$9,500,000	$285,841	$220,820	$(1,146,052)	$216,593	$18,887,198
GMO Opportunistic Income Fund, Class VI	108,395,452	—	34,000,000	780,716	—	(176,931)	(957,371)	73,261,150
GMO U.S. Treasury Fund	4,517,130	171,600,000	164,790,000	22,949	—	52,340	(4,018)	11,375,452

Totals	$142,229,239	$171,600,000	$208,290,000	$1,089,506	$220,820	$(1,270,643)	$(744,796)	$103,523,800

Opportunistic Income Fund
GMO U.S. Treasury Fund	$10,256,103	$18,500,000	$17,773,000	$8,083	$—	$61,299	$(40,861)	$11,003,541

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2020 through August 31, 2020. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2021.

97

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2020 (Unaudited)

GMO Asset Allocation Bond Fund

Approval of renewal of management agreement for GMO Asset Allocation Bond Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that advises the Fund. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, GMO offsets against the fees the Fund pays GMO the management fees, shareholder servicing fees and most other expenses borne by those other underlying GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee.

98

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Country Debt Fund

Approval of renewal of management agreement for GMO Emerging Country Debt Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches

99

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, GMO offsets against the fees the Fund pays GMO the management fees, shareholder servicing fees and most other expenses borne by those other underlying GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO High Yield Fund

Approval of renewal of management agreement for GMO High Yield Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO fund whose investments were managed by the investment division of GMO that advises the Fund. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

100

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Multi-Sector Fixed Income Fund

Approval of renewal of management agreement for GMO Multi-Sector Fixed Income Fund (formerly, GMO Core Plus Bond Fund) (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance

101

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, GMO offsets against the fees the Fund pays GMO the management fees, shareholder servicing fees and most other expenses borne by those other underlying GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Opportunistic Income Fund

Approval of renewal of management agreement for GMO Opportunistic Income Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

102

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO fund whose investments were managed by the investment division of GMO that advises the Fund. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, GMO offsets against the fees the Fund pays GMO the management fees, shareholder servicing fees and most other expenses borne by those other underlying GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

103

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

GMO U.S. Treasury Fund

Approval of renewal of management agreement for GMO U.S. Treasury Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management agreement. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

104

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2020 (Unaudited)

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

105

GMO Trust Funds

Liquidity Risk Management Program

August 31, 2020 (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended, requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. Each Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, defined as the risk that the Fund could not meet redemption requests without significant dilution of the remaining shareholders’ interests in the Fund. The Program includes the following elements, among others:

•	Monitoring of factors material to liquidity risk for each Fund;
•	Classification of each Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;
•	Oversight of third parties providing services in support of the Program;
•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;
•	A restriction on each Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments;
•	Periodic reporting to the Board of Trustees, including a written report at least annually that addresses the operation of the Program and assesses its adequacy and effectiveness.

The GMO Trust Board of Trustees reviewed a written report from GMO dated April 24, 2020 addressing the Program’s operation, adequacy and effectiveness.

106

GMO Trust Funds

Fund Expenses

August 31, 2020 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2020.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2020 through August 31, 2020.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio

Asset Allocation Bond Fund
Class III	$1,000.00	$1,067.50	$2.14	$1,000.00	$1,023.14	$2.09	0.41%
Class VI	$1,000.00	$1,068.00	$1.67	$1,000.00	$1,023.59	$1.63	0.32%

Emerging Country Debt Fund
Class III	$1,000.00	$1,009.20	$2.73	$1,000.00	$1,022.48	$2.75	0.54%
Class IV	$1,000.00	$1,009.50	$2.48	$1,000.00	$1,022.74	$2.50	0.49%

High Yield Fund
Class VI	$1,000.00	$1,014.90	$2.64	$1,000.00	$1,022.58	$2.65	0.52%

Multi-Sector Fixed Income Fund (formerly Core Plus Bond Fund)
Class III	$1,000.00	$1,031.90	$2.15	$1,000.00	$1,023.09	$2.14	0.42%
Class IV	$1,000.00	$1,031.80	$1.89	$1,000.00	$1,023.34	$1.89	0.37%

Opportunistic Income Fund
Class VI	$1,000.00	$1,000.80	$2.32	$1,000.00	$1,022.89	$2.35	0.46%
Class I	$1,000.00	$999.50	$3.28	$1,000.00	$1,021.93	$3.31	0.65%

U.S. Treasury Fund
Core	$1,000.00	$1,005.50	$0.45	$1,000.00	$1,024.75	$0.46	0.09%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2020, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

107

GMO Trust

Semiannual Report

August 31, 2020

Climate Change Fund

Cyclical Focus Fund

Emerging Domestic Opportunities Fund

Emerging Markets Fund

International Equity Fund

Quality Fund

Resources Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Fund

U.S. Small Cap Value Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, GMO expects that paper copies of each Fund’s annual and semiannual reports to shareholders will no longer be sent by mail, unless you specifically request paper copies of the reports by writing or calling GMO Shareholder Services at the address or phone number below or by contacting your financial intermediary, such as a broker or agent. Instead, reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting GMO Shareholder Services or if you own your shares through a financial intermediary, you may contact your financial intermediary.

Beginning January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to continue to receive paper copies of your shareholder reports or you can follow instructions included with this disclosure. If you invest directly with the Fund, you can contact GMO Shareholder Services at the address or phone number below. Your election to receive reports in paper will apply to all Funds held directly with the Trust.

Shareholder Services at

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, Massachusetts 02110

1-617-346-7646 (collect)

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT, which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust or private placement memorandum, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com and the private placement memorandum can be obtained by calling 1-617-346-7646 (collect). The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Climate Change Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	92.7%
Mutual Funds	4.0
Preferred Stocks	3.0
Short-Term Investments	0.5
Other	(0.2)

100.0%

Country/Region Summary¤	% of Investments
United States	31.0%
France	9.0
Japan	9.0
Canada	7.7
China	4.9
Russia	4.6
Italy	4.5
United Kingdom	3.3
Chile	3.0
Other Emerging	3.0 †
Germany	2.7
Spain	2.7
Mexico	2.4
Other Developed	2.0 ‡
Norway	1.7
Portugal	1.7
Finland	1.5
Brazil	1.5
Switzerland	1.4
Denmark	1.2
Australia	1.2

100.0%

Industry Group Summary	% of Equity Investments#
Clean Energy	39.8%
Energy Efficiency	23.1
Agriculture	14.0
Electric Grid	9.1
Water	7.5
Copper	6.5

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

1

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 92.7%

	Argentina — 0.9%

260,615	Adecoagro SA *	1,318,712

	Australia — 1.2%

364,764	Sandfire Resources NL	1,250,686

100,804	Tassal Group Ltd	270,843

145,129	Western Areas Ltd	237,116

	Total Australia	1,758,645

	Brazil — 1.5%

173,400	Duratex SA	503,567

277,400	Sao Martinho SA	1,223,831

73,300	SLC Agricola SA	336,095

	Total Brazil	2,063,493

	Canada — 7.7%

231,863	Canadian Solar Inc *	7,533,229

217,400	Ivanhoe Mines Ltd – Class A *	858,366

1,720,100	Largo Resources Ltd *(a)	1,411,053

52,600	Lundin Mining Corp	329,468

54,100	NFI Group Inc (a)	732,062

10,000	TransAlta Renewables Inc (a)	122,207

	Total Canada	10,986,385

	China — 4.9%

495,500	CECEP Solar Energy Co Ltd – Class A	321,363

1,097,000	Chaowei Power Holdings Ltd	467,607

667,000	China Longyuan Power Group Corp Ltd – Class H	420,423

1,450,000	China Suntien Green Energy Corp Ltd – Class H *	388,619

732,000	China Water Affairs Group Ltd	601,870

55,500	Hollysys Automation Technologies Ltd	601,065

1,382,000	Sinofert Holdings Ltd *	129,983

140,100	Sungrow Power Supply Co Ltd – Class A	447,848

950,000	Tianneng Power International Ltd	2,043,654

848,000	Wasion Group Holdings Ltd	250,267

425,474	Zhengzhou Yutong Bus Co Ltd – Class A	881,030

127,200	Zhuzhou CRRC Times Electric Co Ltd – Class H	407,898

	Total China	6,961,627

	Denmark — 1.2%

785	Rockwool International A/S – Class B	296,601

9,683	Vestas Wind Systems A/S	1,463,993

	Total Denmark	1,760,594

	Finland — 1.5%

42,741	Kemira Oyj	590,745

29,153	Neste Oyj	1,560,716

	Total Finland	2,151,461

Shares	Description	Value ($)

	France — 9.0%

8,365	Albioma SA	442,756

107,732	Electricite de France SA	1,133,246

22,332	Nexans SA *	1,252,753

12,492	Schneider Electric SE	1,544,903

36,243	STMicroelectronics NV	1,095,245

118,357	Suez	2,043,873

78,929	Valeo SA	2,423,868

94,616	Veolia Environnement SA	2,282,801

10,885	Vilmorin & Cie SA	615,266

	Total France	12,834,711

	Germany — 2.7%

13,683	CENTROTEC Sustainable AG *	230,251

74,818	E.ON SE	886,130

9,265	Encavis AG	169,230

4,900	Infineon Technologies AG	136,251

209	Knorr-Bremse AG	26,557

17,650	Siemens AG (Registered)	2,445,683

	Total Germany	3,894,102

	India — 0.5%

609,266	Jain Irrigation Systems Ltd *	94,026

265,086	Power Grid Corp of India Ltd	648,425

	Total India	742,451

	Israel — 0.8%

322,795	ICL Group Ltd	1,199,188

	Italy — 4.5%

446,185	Enel SPA	4,040,291

8,164	ERG SPA	216,022

76,070	Prysmian SPA	2,125,901

	Total Italy	6,382,214

	Japan — 8.9%

10,100	Central Japan Railway Co	1,514,211

900	Daikin Industries Ltd	169,529

22,700	East Japan Railway Co	1,477,741

46,300	Ebara Corp	1,191,113

56,200	GS Yuasa Corp	930,038

15,300	Iseki & Co Ltd	167,379

32,600	Kurita Water Industries Ltd	1,020,993

5,700	METAWATER Co Ltd	239,461

47,700	Osaki Electric Co Ltd	243,650

208,000	Panasonic Corp	1,916,753

232,900	Renesas Electronics Corp *	1,465,845

14,000	Sanken Electric Co Ltd	288,429

47,200	Takuma Co Ltd	755,584

17,600	Tsukishima Kikai Co Ltd	208,500

2	See accompanying notes to the financial statements.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

21,800	West Japan Railway Co	1,146,397

	Total Japan	12,735,623

	Mexico — 2.4%

1,203,057	Grupo Mexico SAB de CV	3,210,791

196,700	Grupo Rotoplas SAB de CV * (a)	143,826

	Total Mexico	3,354,617

	Netherlands — 0.8%

48,743	Arcadis NV * (a)	1,118,369

	Norway — 1.7%

224,754	Austevoll Seafood ASA	2,072,804

27,157	Grieg Seafood ASA	275,028

1,183	Mowi ASA	23,142

	Total Norway	2,370,974

	Pakistan — 0.4%

769,421	Fauji Fertilizer Co Ltd	501,223

	Portugal — 1.7%

463,127	EDP—Energias de Portugal SA	2,354,338

	Russia — 4.6%

123,414	MMC Norilsk Nickel PJSC ADR	3,238,950

182,766	PhosAgro PJSC GDR (Registered)	2,162,850

116,061	Ros Agro Plc GDR (Registered)	1,168,379

	Total Russia	6,570,179

	Spain — 2.7%

6,627	Acciona SA (a)	792,366

2,409	Construcciones y Auxiliar de Ferrocarriles SA	86,225

58,919	Endesa SA	1,635,575

12,468	Fomento de Construcciones y Contratas SA	122,204

54,179	Red Electrica Corp SA	1,036,885

31,940	Talgo SA *	145,713

	Total Spain	3,818,968

	Sweden — 0.3%

12,960	Holmen AB – B Shares *	462,221

	Switzerland — 1.4%

769	Gurit Holding AG	1,455,050

9,179	Landis+Gyr Group AG *	553,682

	Total Switzerland	2,008,732

	Taiwan — 0.3%

58,000	Delta Electronics Inc	373,020

	Thailand — 0.2%

525,000	SPCG Pcl	301,954

Shares	Description	Value ($)

	Ukraine — 0.7%

98,018	Kernel Holding SA	1,025,949

	United Kingdom — 3.3%

19,600	Abengoa Yield Plc	588,588

213,489	Drax Group Plc	803,786

60,493	Go-Ahead Group Plc	529,196

156,230	KAZ Minerals Plc	1,205,138

90,880	Polypipe Group Plc	526,889

159,653	Renewables Infrastructure Group Ltd (The)	292,087

961,840	Renewi Plc	298,797

667,156	Stagecoach Group Plc	384,179

	Total United Kingdom	4,628,660

	United States — 26.9%

17,300	AGCO Corp.	1,230,030

11,460	Albemarle Corp.	1,042,975

74,439	BorgWarner, Inc.	3,021,479

54,400	Delphi Technologies Plc *	944,928

19,100	Eaton Corp Plc	1,950,110

15,300	Edison International	802,944

5,000	Emerson Electric Co.	347,350

15,400	EnerSys	1,108,492

31,100	Exelon Corp.	1,147,901

31,300	First Solar, Inc. *	2,397,267

128,509	Freeport-McMoRan, Inc.	2,006,025

49,100	FutureFuel Corp.	594,110

787,366	GrafTech International Ltd. (a)	5,243,858

120,900	Livent Corp. *(a)	1,025,232

238,284	Mosaic Co. (The)	4,343,917

14,600	MYR Group, Inc. *	566,626

78,000	ON Semiconductor Corp. *	1,666,860

33,800	Owens Corning	2,286,232

93,428	Renewable Energy Group, Inc. *	3,123,298

8,200	Rexnord Corp.	237,472

6,987	SolarEdge Technologies, Inc. *	1,545,175

15,400	TE Connectivity Ltd.	1,487,640

1,600	Valmont Industries, Inc.	203,280

	Total United States	38,323,201

	TOTAL COMMON STOCKS (COST $118,064,944)	132,001,611

	PREFERRED STOCKS (b) — 3.0%

	Chile — 3.0%

137,200	Sociedad Quimica y Minera de Chile SA Sponsored ADR	4,302,592

	TOTAL PREFERRED STOCKS (COST $5,011,244)	4,302,592

See accompanying notes to the financial statements.	3

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 4.0%

	United States — 4.0%

	Affiliated Issuers — 4.0%

75,069	GMO U.S. Treasury Fund (c)	5,778,990

	TOTAL MUTUAL FUNDS (COST $5,778,990)	5,778,990

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%

670,861	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (d)	670,861

	TOTAL SHORT-TERM INVESTMENTS (COST $670,861)	670,861

	TOTAL INVESTMENTS — 100.2% (Cost $129,526,039)	142,754,054

	Other Assets and Liabilities (net) — (0.2%)	(310,244)

	TOTAL NET ASSETS — 100.0%	$142,443,810

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).

(d)	The rate disclosed is the 7 day net yield as of August 31, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 51.

4	See accompanying notes to the financial statements.

GMO Cyclical Focus Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.8%
Preferred Stocks	2.4
Mutual Funds	0.5
Short-Term Investments	0.1
Other	0.2

100.0%

Country/Region Summary¤	% of Investments
United States	51.4%
United Kingdom	11.8
France	7.4
Spain	4.6
Russia	4.5
Canada	3.5
Germany	3.4
Finland	2.9
Mexico	2.7
Brazil	2.4
Japan	2.4
Ireland	2.1
Other Developed	0.9 ‡

100.0%

Industry Group Summary	% of Equity Investments#
Consumer Durables & Apparel	15.1%
Capital Goods	12.5
Energy	12.2
Materials	12.0
Consumer Services	9.6
Diversified Financials	7.8
Semiconductors & Semiconductor Equipment	6.1
Banks	5.0
Retailing	4.9
Transportation	4.3
Automobiles & Components	3.1
Technology Hardware & Equipment	3.0
Software & Services	2.2
Insurance	2.2

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

5

GMO Cyclical Focus Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.8%

	Canada — 3.5%

69,374	Brookfield Asset Management Inc – Class A	2,340,679

66,300	Nutrien Ltd	2,444,481

	Total Canada	4,785,160

	Finland — 2.9%

74,161	Neste Oyj	3,970,235

	France — 7.4%

4,745	Kering SA	2,911,360

6,649	LVMH Moet Hennessy Louis Vuitton SE	3,122,520

34,646	Safran SA *	4,001,073

	Total France	10,034,953

	Germany — 3.4%

167,689	Infineon Technologies AG	4,662,825

	Ireland — 2.1%

201,778	Ryanair Holdings Plc *	2,868,746

	Japan — 2.4%

18,500	FANUC Corp	3,245,500

	Mexico — 2.7%

1,383,000	Grupo Mexico SAB de CV Series B	3,691,034

	Russia — 4.4%

43,366	LUKOIL PJSC Sponsored ADR	2,967,192

20,778	Novatek PJSC Sponsered GDR (Registered)	3,101,803

	Total Russia	6,068,995

	Spain — 4.6%

54,026	Amadeus IT Group SA	3,035,030

113,962	Industria de Diseno Textil SA	3,204,295

	Total Spain	6,239,325

	Switzerland — 0.9%

1,198	Partners Group Holding AG	1,220,413

	United Kingdom — 11.8%

144,342	Anglo American Plc	3,547,160

64,499	Berkeley Group Holdings Plc (The)	3,897,897

258,958	Compass Group Plc	4,190,446

128,502	Persimmon Plc	4,465,218

	Total United Kingdom	16,100,721

	United States — 50.7%

41,676	American Express Co.	4,233,865

17,299	Applied Materials, Inc.	1,065,618

1,800	Booking Holdings, Inc. *	3,438,810

Shares	Description	Value ($)

	United States — continued

104,100	BorgWarner, Inc.	4,225,419

78,427	Charles Schwab Corp. (The)	2,786,511

107,985	Cheesecake Factory, Inc. (The)	3,188,797

34,400	Chevron Corp.	2,887,192

93,500	Corteva, Inc.	2,669,425

77,852	EOG Resources, Inc.	3,529,810

33,600	Hasbro, Inc.	2,652,384

31,522	Hilton Worldwide Holdings, Inc.	2,848,328

16,300	Honeywell International, Inc.	2,698,465

17,200	Illinois Tool Works, Inc.	3,397,860

55,563	Las Vegas Sands Corp.	2,817,600

100,300	Lyft, Inc. – Class A *(a)	2,975,901

2,759	Markel Corp. *	2,998,564

54,292	Micron Technology, Inc. *	2,470,829

58,082	Raytheon Technologies Corp.	3,543,002

98,687	Sensata Technologies Holding Plc *	4,109,327

117,485	US Bancorp	4,276,454

41,100	Verso Corp. – Class A	538,821

52,323	VF Corp.	3,440,237

103,279	Wells Fargo & Co.	2,494,188

	Total United States	69,287,407

	TOTAL COMMON STOCKS (COST $116,454,539)	132,175,314

	PREFERRED STOCKS (b) — 2.4%

	Brazil — 2.4%

414,500	Bradespar SA	3,328,257

	TOTAL PREFERRED STOCKS (COST $2,340,330)	3,328,257

	MUTUAL FUNDS — 0.5%

	United States — 0.5%

	Affiliated Issuers — 0.5%

128,968	GMO U.S. Treasury Fund	650,000

	TOTAL MUTUAL FUNDS (COST $650,000)	650,000

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

113,682	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (c)	113,682

	TOTAL SHORT-TERM INVESTMENTS (COST $113,682)	113,682

	TOTAL INVESTMENTS — 99.8% (Cost $119,558,551)	136,267,253

	Other Assets and Liabilities (net) — 0.2%	269,640

	TOTAL NET ASSETS — 100.0%	$136,536,893

6	See accompanying notes to the financial statements.

GMO Cyclical Focus Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 51.

See accompanying notes to the financial statements.	7

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	79.9%
Investment Funds	14.0
Mutual Funds	2.1
Short-Term Investments	1.7
Preferred Stocks	0.8
Futures Contracts	0.2
Forward Currency Contracts	(0.1)
Swap Contracts	(0.1)
Other	1.5

100.0%

Country/Region Summary¤	% of Investments
China	41.1%
United States	17.4 *
Taiwan	13.8
South Korea	7.7
India	6.3
Russia	5.9
Brazil	2.6
Switzerland	2.3
Philippines	0.6
Mexico	0.5
Thailand	0.5
Japan	0.3
Indonesia	0.3
Panama	0.2
France	0.2
Singapore	0.2
Vietnam	0.1

100.0%

Industry Group Summary	% of Equity Investments#
Retailing	18.0%
Media & Entertainment	17.4
Technology Hardware & Equipment	12.5
Semiconductors & Semiconductor Equipment	11.4
Food, Beverage & Tobacco	6.3
Banks	5.5
Consumer Services	3.5
Consumer Durables & Apparel	3.4
Food & Staples Retailing	2.9
Materials	2.7
Diversified Financials	2.5
Telecommunication Services	2.0
Capital Goods	2.0
Energy	1.7
Insurance	1.5
Pharmaceuticals, Biotechnology & Life Sciences	1.5
Transportation	1.4
Automobiles & Components	0.9
Health Care Equipment & Services	0.8
Real Estate	0.6
Software & Services	0.6
Household & Personal Products	0.6
Utilities	0.3

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

8

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 79.9%

	Brazil — 1.8%

827,600	Atacadao SA	2,953,287

316,200	B3 SA—Brasil Bolsa Balcao	3,393,732

3,700	MercadoLibre Inc *	4,323,783

19,654,500	Oi SA *	6,098,868

	Total Brazil	16,769,670

	China — 38.5%

424,400	Alibaba Group Holding Ltd *	15,276,210

228,576	Alibaba Group Holding Ltd Sponsored ADR *	65,608,169

351,191	Angel Yeast Co Ltd – Class A	3,559,423

740,000	Anhui Conch Cement Co Ltd – Class H	5,357,185

133,000	Archosaur Games, Inc. *	388,693

329,400	Beijing Oriental Yuhong Waterproof Technology Co Ltd – Class A	2,877,564

37,800	Bilibili, Inc. Sponsored ADR *	1,786,050

199,300	Chacha Food Co Ltd – Class A	2,011,971

1,972,002	China Merchants Bank Co Ltd – Class H	9,408,329

560,500	China Mobile Ltd	3,922,331

2,380,000	CSPC Pharmaceutical Group Ltd	5,258,414

17,200	Hangzhou Tigermed Consulting Co Ltd – Class H *	281,629

432,800	JD.com Inc ADR *	34,035,392

124,350	JD.com Inc – Class A *	4,983,498

604,752	Jiangsu Hengli Hydraulic Co Ltd – Class A	5,774,429

3,158,000	Kunlun Energy Co Ltd	2,349,732

34,987	Kweichow Moutai Co Ltd – Class A	9,112,268

826,000	Li Ning Co Ltd	3,488,945

455,500	Longfor Group Holdings Ltd	2,409,829

351,300	Meituan Dianping – Class B *	11,580,322

4,245,200	MGM China Holdings Ltd	6,166,594

1,135,282	Midea Group Co Ltd – Class A	11,679,624

90,200	NetEase Inc	1,810,936

43,200	NetEase Inc ADR	21,047,472

32,600	New Oriental Education & Technology Group Inc Sponsored ADR *	4,780,138

20,800	Nongfu Spring Co Ltd	58,283

1,079,746	Ping An Insurance Group Co of China Ltd – Class H	11,527,801

37,500	QUALCOMM, Inc.	4,466,250

331,400	SF Holding Co Ltd – Class A	4,113,946

117,683	Shenzhen Mindray Bio-Medical Electronics Co Ltd – Class A	5,871,958

850,721	Shenzhen YUTO Packaging Technology Co Ltd – Class A	4,580,540

276,900	Shenzhou International Group Holdings Ltd	4,458,270

1,062,062	Suofeiya Home Collection Co Ltd – Class A	4,117,726

108,800	TAL Education Group ADR *	8,030,528

940,384	Tencent Holdings Ltd	64,245,487

167,700	Tencent Music Entertainment Group ADR *	2,621,151

Shares	Description	Value ($)

	China — continued

153,430	Wuliangye Yibin Co Ltd – Class A	5,367,679

218,000	Yihai International Holding Ltd	3,420,711

115,800	Yum China Holdings Inc	6,682,818

366,500	Zhongsheng Group Holdings Ltd	2,285,671

	Total China	366,803,966

	France — 0.2%

5,956	L’Oreal SA	1,976,496

	India — 6.0%

34,983	Britannia Industries Ltd	1,768,173

177,437	Cipla Ltd	1,706,355

125,365	Deepak Nitrite Ltd	1,160,333

21,690	Dixon Technologies India Ltd	2,380,792

6,052,457	Gayatri Projects Ltd *	1,301,437

159,609	HDFC Bank Ltd *	2,412,805

164,583	Hero MotoCorp Ltd	6,730,632

466,704	ICICI Bank Ltd *	2,470,011

24,265	IndiaMART InterMESH Ltd *	1,241,146

69,271	Ipca Laboratories Ltd	1,787,414

42,148	Jubilant Foodworks Ltd	1,198,558

94,882	Kotak Mahindra Bank Ltd	1,805,119

586,324	Muthoot Finance Ltd	9,167,213

405,300	Reliance Industries Ltd	11,388,646

407,539	SBI Cards & Payment Services Ltd	4,456,323

338,398	Tata Consumer Products Ltd	2,455,960

60,502	Torrent Pharmaceuticals Ltd	2,176,582

9,663,064	Yes Bank Ltd *	1,880,426

	Total India	57,487,925

	Indonesia — 0.2%

1,050,800	Bank Central Asia Tbk PT	2,263,389

	Japan — 0.3%

13,000	Daikin Industries Ltd	2,448,748

	Mexico — 0.5%

2,002,924	Wal-Mart de Mexico SAB de CV	4,796,327

	Panama — 0.2%

37,500	Copa Holdings SA – Class A	1,996,875

	Philippines — 0.6%

3,653,440	Puregold Price Club Inc	4,065,515

9,925,400	Semirara Mining & Power Corp	1,927,228

	Total Philippines	5,992,743

	Russia — 1.8%

1,213,380	Moscow Exchange MICEX-RTS PJSC	2,243,752

366,866	Sberbank of Russia PJSC Sponsored ADR *	4,408,143

See accompanying notes to the financial statements.	9

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

177,820	X5 Retail Group NV GDR (Registered)	6,516,315

55,600	Yandex NV – Class A *	3,793,588

	Total Russia	16,961,798

	Singapore — 0.2%

10,700	Sea Ltd ADR *	1,635,067

	South Korea — 7.4%

11,662	Kakao Corp	3,984,691

111,969	KB Financial Group Inc	3,473,905

1,893	LG Household & Health Care Ltd	2,344,150

13,510	NAVER Corp	3,658,223

1,093,270	Samsung Electronics Co Ltd	49,641,171

78,859	SK Hynix Inc	4,983,571

10,938	SK Telecom Co Ltd	2,280,591

	Total South Korea	70,366,302

	Switzerland — 2.2%

173,887	Nestle SA (Registered)	20,944,191

	Taiwan — 13.4%

335,458	Advantech Co Ltd	3,474,419

200,000	Airtac International Group	4,430,208

1,107,000	Delta Electronics Inc	7,119,543

1,455,000	E Ink Holdings Inc	2,034,691

4,191,991	E.Sun Financial Holding Co Ltd	3,886,449

20,000	Largan Precision Co Ltd	2,310,769

169,000	MediaTek Inc	3,195,766

765,000	Micro-Star International Co Ltd	3,531,760

1,596,000	Pegatron Corp	3,394,808

2,095,000	Quanta Computer Inc	5,490,917

512,000	Sinbon Electronics Co Ltd	3,150,021

4,805,385	Taiwan Cement Corp	7,025,947

4,728,800	Taiwan Semiconductor Manufacturing Co Ltd	68,922,610

71,900	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	5,698,075

3,289,000	Wistron Corp	3,567,292

	Total Taiwan	127,233,275

	Thailand — 1.1%

2,414,300	Airports of Thailand Pcl (Foreign Registered)	4,362,011

2,133,600	CP ALL Pcl (Foreign Registered) *	4,359,113

6,630,900	Quality Houses Leasehold Property Fund	2,100,597

	Total Thailand	10,821,721

	United States — 4.8%

96,400	Apple, Inc.	12,439,456

97,450	Facebook, Inc. – Class A *	28,572,340

20,600	Visa, Inc. – Class A	4,366,994

	Total United States	45,378,790

Shares	Description	Value ($)

	Vietnam — 0.7%

1,868,190	Bank for Foreign Trade of Vietnam JSC	6,677,807

	TOTAL COMMON STOCKS (COST $617,656,759)	760,555,090

	PREFERRED STOCKS (a) — 0.8%

	Brazil — 0.8%

1,029,300	Banco Bradesco SA	3,896,629

389,700	Telefonica Brasil SA	3,402,984

	Total Brazil	7,299,613

	TOTAL PREFERRED STOCKS (COST $7,720,934)	7,299,613

	INVESTMENT FUNDS — 14.0%

	China — 1.2%

2,496,700	iShares FTSE A50 China ETF	5,504,811

149,600	iShares MSCI China A ETF	5,692,280

	Total China	11,197,091

	Russia — 3.9%

1,660,500	VanEck Vectors Russia ETF	37,660,140

	Thailand — 2.2%

43,578,190	Digital Telecommunications Infrastructure Fund	20,710,593

	United States — 6.7%

1,201,775	iShares Core MSCI Emerging Markets ETF	64,054,608

	TOTAL INVESTMENT FUNDS (COST $130,067,075)	133,622,432

	MUTUAL FUNDS — 2.1%

	United States — 2.1%

	Affiliated Issuers — 2.1%

4,000,761	GMO U.S. Treasury Fund	20,163,838

	TOTAL MUTUAL FUNDS (COST $20,163,838)	20,163,838

	SHORT-TERM INVESTMENTS — 1.7%

	Money Market Funds — 1.2%

10,987,007	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (b)	10,987,007

10	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	U.S. Government — 0.5%

5,000,000	U.S. Treasury Bill, 0.05%, due 01/14/21 (c)(d)	4,997,820

	TOTAL SHORT-TERM INVESTMENTS (COST $15,984,446)	15,984,827

	TOTAL INVESTMENTS — 98.5% (Cost $791,593,052)	937,625,800

	Other Assets and Liabilities (net) — 1.5%	14,540,500

	TOTAL NET ASSETS — 100.0%	$952,166,300

A summary of outstanding financial instruments at August 31, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appre- ciation (Depre- ciation) ($)
10/30/2020	BCLY	THB	287,504,475	USD	9,044,406	(191,578)
11/23/2020	BCLY	THB	290,804,608	USD	9,287,529	(53,760)
02/25/2021	MSCI	THB	1,537,784,049	USD	48,609,987	(775,882)
02/25/2021	MSCI	USD	48,894,048	THB	1,537,784,049	491,821

						$(529,399)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
546	Mini MSCI Emerging Markets	September 2020	$30,040,920	$583,196

Sales
4,942	SET 50	September 2020	$26,774,898	$1,336,959

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total return on MSCI Vietnam Net Total Return Index	3 Month USD LIBOR plus a spread of (4.00)%	GS	USD	2,499,996	07/30/2021	Quarterly	—	(267,235)	(267,235)
Total return on MSCI Vietnam Net Total Return Index	3 Month USD LIBOR plus a spread of (4.00)%	GS	USD	2,817,982	07/30/2021	Quarterly	—	(290,978)	(290,978)

							$—	$(558,213)	$(558,213)

As of August 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(b)	The rate disclosed is the 7 day net yield as of August 31, 2020.

(c)	All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 51.

See accompanying notes to the financial statements.	11

GMO Emerging Markets Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	89.3%
Preferred Stocks	4.3
Investment Funds	2.1
Short-Term Investments	1.5
Debt Obligations	0.7
Futures Contracts	0.5
Swap Contracts	0.0	^
Other	1.6

	100.0%

Country/Region Summary¤	% of Investments
China	38.5%
Taiwan	17.7
Russia	15.9
United States	8.3	*
South Africa	3.9
South Korea	3.7
Mexico	2.3
Indonesia	2.3
Poland	1.4
India	1.2
Turkey	1.1
United Kingdom	0.7	*
Thailand	0.7
Kuwait	0.5
Qatar	0.4
Pakistan	0.4
Philippines	0.3
Vietnam	0.1
Brazil	0.1
United Arab Emirates	0.1
Argentina	0.1
Malaysia	0.1
Colombia	0.1
Czech Republic	0.1
Chile	0.0	^
Sri Lanka	0.0	^
Saudi Arabia	0.0	^

	100.0%

Industry Group Summary	% of Equity Investments#
Banks	17.0%
Technology Hardware & Equipment	12.1
Materials	10.8
Energy	10.4
Retailing	8.7
Real Estate	7.8
Semiconductors & Semiconductor Equipment	7.0
Insurance	4.3
Media & Entertainment	3.9
Automobiles & Components	3.3
Capital Goods	3.0
Diversified Financials	2.5
Consumer Durables & Apparel	2.3
Utilities	1.8
Food, Beverage & Tobacco	1.3
Household & Personal Products	1.1
Telecommunication Services	0.7
Transportation	0.7
Pharmaceuticals, Biotechnology & Life Sciences	0.5
Food & Staples Retailing	0.4
Software & Services	0.1
Commercial & Professional Services	0.1
Consumer Services	0.1
Health Care Equipment & Services	0.1

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenues or profits from emerging markets.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

12

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.3%

	Argentina — 0.1%

161,800	Banco BBVA Argentina SA ADR *	545,265

56,800	Banco Macro SA ADR *	1,076,360

91,900	Grupo Financiero Galicia SA ADR *	949,327

	Total Argentina	2,570,952

	Brazil — 0.0%

85,500	WEG SA	1,008,490

	Chile — 0.0%

556,965	Banco de Chile	46,556

4,647,578	Enel Americas SA	668,722

54,123	Inversiones La Construccion SA	351,543

	Total Chile	1,066,821

	China — 38.3%

4,972,000	361 Degrees International Ltd	659,980

319,000	A-Living Services Co Ltd – Class H	1,643,795

1,624,000	Agile Group Holdings Ltd	2,238,881

16,691,400	Agricultural Bank of China Ltd – Class A	7,814,689

86,383,290	Agricultural Bank of China Ltd – Class H	28,849,915

121,900	Alibaba Group Holding Ltd *	4,387,771

518,926	Alibaba Group Holding Ltd Sponsored ADR *	148,947,330

4,191,457	Anhui Conch Cement Co Ltd – Class A	37,198,442

1,528,899	Anhui Expressway Co Ltd – Class A	1,201,560

124,000	ANTA Sports Products Ltd	1,222,320

506,000	Asia Cement China Holdings Corp	512,377

91,548,682	Bank of China Ltd – Class H	29,770,674

3,311,992	Beijing North Star Co Ltd – Class A	1,351,886

642,500	Budweiser Brewing Co APAC Ltd	2,164,620

8,521,878	China Communications Services Corp Ltd – Class H	5,582,410

10,714,537	China Construction Bank Corp – Class A	9,688,577

133,136,906	China Construction Bank Corp – Class H	93,823,382

1,484,000	China Dongxiang Group Co Ltd	193,369

4,196,000	China Feihe Ltd	8,486,098

532,300	China International Travel Service Corp Ltd – Class A	16,131,875

12,836,000	China Jinmao Holdings Group Ltd	8,015,156

200,000	China Kepei Education Group Ltd	176,628

2,438,000	China Lesso Group Holdings Ltd	4,539,821

9,465,000	China Machinery Engineering Corp – Class H	2,219,515

1,024,000	China Medical System Holdings Ltd	1,153,288

115,464	China Merchants Bank Co Ltd – Class A	634,805

51,500	China Merchants Bank Co Ltd – Class H	245,704

778,437	China Mobile Ltd	5,447,435

4,706,000	China Oriental Group Co Ltd	1,321,457

1,240,000	China Overseas Grand Oceans Group Ltd	806,528

8,956,500	China Overseas Land & Investment Ltd	25,906,591

Shares	Description	Value ($)

	China — continued

200	China Pacific Insurance Group Co Ltd – Class H	555

11,890,000	China Resources Cement Holdings Ltd	17,315,431

1,122,000	China Resources Gas Group Ltd	5,262,957

7,006,000	China Resources Land Ltd	32,364,980

887,000	China SCE Group Holdings Ltd	461,658

5,636,796	China Shenhua Energy Co Ltd – Class A	13,278,503

12,872,500	China Shenhua Energy Co Ltd – Class H	21,376,072

5,190,081	China Vanke Co Ltd – Class A	20,636,373

225,200	China Vanke Co Ltd – Class H	699,054

38,000	CIFI Holdings Group Co Ltd	32,300

12,670,714	Country Garden Holdings Co Ltd	15,688,388

264,000	Country Garden Services Holdings Co Ltd	1,839,322

162,000	Dali Foods Group Co Ltd	99,148

433,200	Dongfang Electric Corp Ltd – Class A	632,151

3,099,000	Dongyue Group Ltd	1,327,665

67,200	ENN Energy Holdings Ltd	744,574

423,000	Fu Shou Yuan International Group Ltd	437,561

11,169,000	Geely Automobile Holdings Ltd	23,770,757

2,127,000	Greenland Hong Kong Holdings Ltd	706,691

17,722,000	Guangdong Investment Ltd	27,634,329

413,000	Haier Electronics Group Co Ltd	1,413,046

193,000	Haitian International Holdings Ltd	466,920

679,922	Hangzhou Robam Appliances Co Ltd – Class A	3,865,314

56,300	Hangzhou Tigermed Consulting Co Ltd – Class H *	921,843

160,000	Hansoh Pharmaceutical Group Co Ltd *	756,365

1,279,500	Hebei Construction Group Corp Ltd – Class H	2,824,688

36,000	Hengan International Group Co Ltd	283,463

7,271,255	Hisense Home Appliances Group Co Ltd – Class A	14,859,617

217,500	Hollysys Automation Technologies Ltd	2,355,525

168,000	Hopson Development Holdings Ltd	336,238

10,248,000	Hua Han Health Industry Holdings Ltd *(a)	687,590

920,650	Huaxin Cement Co Ltd – Class A	3,748,358

1,152,342	Huayu Automotive Systems Co Ltd – Class A	4,196,429

6,179,800	Industrial & Commercial Bank of China Ltd – Class A	4,470,809

101,008,647	Industrial & Commercial Bank of China Ltd – Class H	56,298,095

1,684,000	Kingboard Laminates Holdings Ltd	2,120,821

68,707	Kweichow Moutai Co Ltd – Class A	17,894,549

3,133,000	KWG Property Holding Ltd	5,945,733

130,492	Lao Feng Xiang Co Ltd – Class A	1,023,381

535,900	Livzon Pharmaceutical Group Inc – Class A	4,177,295

3,227,000	Logan Group Co Ltd	6,002,205

2,486,000	Longfor Group Holdings Ltd	13,152,219

2,888,000	Lonking Holdings Ltd	826,538

550,506	Midea Group Co Ltd – Class A	5,663,530

108,000	Minth Group Ltd	364,095

186,100	NetEase Inc	3,736,311

See accompanying notes to the financial statements.	13

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	China — continued

111,300	NetEase Inc ADR	54,226,473

66,200	Nongfu Spring Co Ltd	185,498

1,642,000	PAX Global Technology Ltd	943,917

32,615,000	PICC Property & Casualty Co Ltd – Class H	25,151,172

36,600	Poly Property Services Co Ltd	320,035

20,685,000	Postal Savings Bank of China Co Ltd – Class H	9,792,333

5,848,400	Qingling Motors Co Ltd – Class H	1,040,619

203,000	Road King Infrastructure Ltd	269,508

22,000	Seazen Group Ltd	19,956

3,890,789	Shenzhen Investment Ltd	1,318,724

3,467,481	Shenzhen YUTO Packaging Technology Co Ltd – Class A	18,669,969

131,300	Shenzhou International Group Holdings Ltd	2,114,015

5,143,500	Shimao Group Holdings Ltd	23,116,069

788,000	Shui On Land Ltd	107,673

2,213,500	Sinopec Engineering Group Co Ltd – Class H	980,604

1,990,500	Sinotruk Hong Kong Ltd	5,166,032

4,999,924	Suofeiya Home Collection Co Ltd – Class A	19,385,229

598,965	Tencent Holdings Ltd	40,920,303

2,148,000	Tianneng Power International Ltd	4,620,810

345,000	Times China Holdings Ltd	529,692

1,620,400	Vipshop Holdings Ltd ADR *	26,752,804

5,074,000	Want Want China Holdings Ltd	3,477,803

9,819,303	Weifu High-Technology Group Co Ltd – Class A	35,670,372

123,200	Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd – Class A	817,948

976,000	Xinyi Glass Holdings Ltd	1,685,447

1,754,000	Xtep International Holdings Ltd	582,980

2,644,000	Yadea Group Holdings Ltd *	2,661,837

37,921,800	Yangzijiang Shipbuilding Holdings Ltd	25,475,712

12,600	Yum China Holdings Inc	727,146

7,383,707	Yuzhou Group Holdings Co Ltd	3,443,867

363,667	Zhejiang Supor Co Ltd – Class A	4,492,672

200	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	250

1,136,000	Zhongsheng Group Holdings Ltd	7,084,643

	Total China	1,116,788,437

	Czech Republic — 0.0%

560,674	Moneta Money Bank AS	1,410,339

	India — 2.1%

256,987	Asian Paints Ltd	6,616,828

199,069	Coal India Ltd	362,922

16,772,852	Gayatri Projects Ltd *(b)	3,606,602

230,960	HDFC Bank Ltd *	3,491,417

6,931	Hero MotoCorp Ltd	283,444

261,937	Hindustan Unilever Ltd	7,508,555

252,428	Housing Development Finance Corp Ltd	6,270,451

Shares	Description	Value ($)

	India — continued

1,332,810	ICICI Bank Ltd *	7,053,839

3,013,682	Jai Balaji Industries Ltd *	794,511

1,322,083	Kiri Industries Ltd	9,724,945

386,197	Kotak Mahindra Bank Ltd	7,347,351

234,754	Muthoot Finance Ltd	3,670,394

312,651	Titan Co Ltd	4,661,204

	Total India	61,392,463

	Indonesia — 2.3%

5,926,300	Astra International Tbk PT	2,079,478

2,389,600	Bank BTPN Syariah Tbk PT	639,777

9,929,500	Bank Central Asia Tbk PT	21,387,823

12,036,800	Bank Mandiri Persero Tbk PT	4,921,886

13,491,200	Bank Negara Indonesia Persero Tbk PT	4,723,776

1,745,600	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	126,448

16,317,200	Bank Pembangunan Daerah Jawa Timur Tbk PT	667,144

80,204,200	Bank Rakyat Indonesia Persero Tbk PT	19,322,149

18,560,300	Bank Tabungan Negara Persero Tbk PT	2,006,288

17,926,500	Bukit Asam Tbk PT	2,506,179

5,802,391	Indo Tambangraya Megah Tbk PT	3,291,739

6,222,100	Matahari Department Store Tbk PT *	539,689

15,171,500	Pakuwon Jati Tbk PT	424,959

204,441,600	Panin Financial Tbk PT *	2,889,505

41,919,500	Ramayana Lestari Sentosa Tbk PT	1,883,353

2,190,800	Telekomunikasi Indonesia Persero Tbk PT	431,080

384,000	United Tractors Tbk PT	606,377

	Total Indonesia	68,447,650

	Kuwait — 0.6%

1,418,311	Alimtiaz Investment Group KSC *	395,111

116,741	Humansoft Holding Co KSC *	966,257

1,746,387	Kuwait Finance House KSCP	3,578,397

835,952	Kuwait Projects Co Holding KSCP	407,613

3,797,246	National Bank of Kuwait SAKP	10,689,512

	Total Kuwait	16,036,890

	Malaysia — 0.1%

305,900	Top Glove Corp Berhad	1,932,078

	Mexico — 2.4%

128,700	America Movil SAB de CV – Class L Sponsored ADR	1,566,279

5,590,700	America Movil SAB de CV – Series L	3,398,058

617,800	Banco del Bajio SA *	494,082

2,849,800	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	1,816,777

1,400	Coca-Cola Femsa SAB de CV Sponsored ADR	58,506

14	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued

308,600	Concentradora Fibra Danhos SA de CV (REIT)	291,930

76,800	Corp Inmobiliaria Vesta SAB de CV	114,066

1,692,200	Credito Real SAB de CV SOFOM ER *	951,196

296,400	El Puerto de Liverpool SAB de CV – Class C1 (c)	780,756

9,677,900	Fibra Uno Administracion SA de CV (REIT)	7,571,778

1,407,600	Gentera SAB de CV * (c)	461,224

1,171,000	Grupo Aeroportuario del Centro Norte SAB de CV *	5,362,668

24,200	Grupo Aeroportuario del Centro Norte SAB de CV ADR *	882,332

26,600	Grupo Aeroportuario del Pacifico SAB de CV ADR	2,060,968

98,100	Grupo Aeroportuario del Pacifico SAB de CV – Class B	762,940

24,900	Grupo Aeroportuario del Sureste SAB de CV ADR *	2,825,154

66,090	Grupo Aeroportuario del Sureste SAB de CV – Class B *	750,573

7,212,400	Grupo Financiero Banorte SAB de CV – Class O *	24,786,239

674,800	Grupo Financiero Inbursa SAB de CV – Class O *	493,410

1,686,200	Grupo Mexico SAB de CV Series B	4,500,232

55,400	Industrias Bachoco SAB de CV	175,223

189,000	Kimberly-Clark de Mexico SAB de CV – Class A	301,526

341,227	Qualitas Controladora SAB de CV	1,344,199

391,000	Regional SAB de CV *	977,411

565,190	Unifin Financiera SAB de CV SOFOM ENR *(c)	474,737

2,435,300	Wal-Mart de Mexico SAB de CV	5,831,721

	Total Mexico	69,033,985

	Pakistan — 0.4%

461,510	Engro Corp Ltd	830,635

4,395,647	Engro Fertilizers Ltd	1,679,389

970,146	Fauji Fertilizer Co Ltd	631,981

4,224,260	Oil & Gas Development Co Ltd	2,927,069

579,662	Pakistan Oilfields Ltd	1,505,765

2,137,670	Pakistan Petroleum Ltd	1,315,854

299,159	Pakistan State Oil Co Ltd	347,085

651,100	Searle Co Ltd (The)	1,021,748

935,771	United Bank Ltd	705,700

	Total Pakistan	10,965,226

	Philippines — 0.3%

2,200	Globe Telecom Inc	94,656

360,810	Manila Electric Co	2,001,014

35,122,800	Megaworld Corp	2,106,091

22,432,000	Metro Pacific Investments Corp	1,554,489

216,900	Metropolitan Bank & Trust Co	149,811

251,700	Security Bank Corp	504,507

Shares	Description	Value ($)

	Philippines — continued

6,401,200	Semirara Mining & Power Corp	1,242,929

	Total Philippines	7,653,497

	Poland — 1.5%

246,460	Alior Bank SA *	917,963

327,796	Bank Polska Kasa Opieki SA *	4,646,841

46,679	Budimex SA	2,968,463

55,951	Lubelski Wegiel Bogdanka SA *	289,249

4,484,425	Powszechny Zaklad Ubezpieczen SA *	33,064,958

21,588	Santander Bank Polska SA *	886,759

	Total Poland	42,774,233

	Qatar — 0.5%

1,456,860	Doha Bank QPSC *	953,045

110,881	Qatar Electricity & Water Co QSC	523,617

469,279	Qatar Insurance Co SAQ	274,139

2,385,481	Qatar National Bank QPSC	11,787,151

1,027,776	Qatar National Cement Co QSC	1,125,335

	Total Qatar	14,663,287

	Russia — 14.4%

27,785,390	Alrosa PJSC	24,698,666

6,411,000	Credit Bank of Moscow PJSC *	531,106

1,043,230	Detsky Mir PJSC	1,640,484

893,920,000	Federal Grid Co Unified Energy System PJSC	2,358,230

398,340	Gazprom Neft PJSC	1,712,124

6,771	Gazprom Neft PJSC Sponsored ADR	143,194

676,755	Globaltrans Investment Plc Sponsored GDR (Registered)	4,187,298

66,798,000	Inter RAO UES PJSC	4,705,380

89,002	LSR Group PJSC	944,076

682,771	LSR Group PJSC GDR (Registered)	1,434,034

1,132,518	LUKOIL PJSC Sponsored ADR	77,489,252

608,667	M.Video PJSC	4,632,499

7,416,900	Magnitogorsk Iron & Steel Works PJSC	3,766,468

237,839	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	1,608,127

2,672,559	MMC Norilsk Nickel PJSC ADR	70,140,223

589,900	Mobile TeleSystems PJSC Sponsored ADR	5,497,868

9,624,497	Moscow Exchange MICEX-RTS PJSC	17,797,383

84,571	Novatek PJSC Sponsered GDR (Registered)	12,625,014

10,410	Novolipetsk Steel PJSC	21,715

1,332,483	Novolipetsk Steel PJSC GDR	27,768,363

56,723	PhosAgro PJSC GDR (Registered)	671,259

109,630	Polymetal International Plc (d)	2,931,262

406,254	Polymetal International Plc (d)	11,024,866

37,092	Polyus PJSC GDR (Registered)	4,539,131

204,215	QIWI Plc Sponsored ADR (c)	3,669,744

944,570	Raspadskaya OJSC	1,462,388

124,625	Rostelecom PJSC	163,077

See accompanying notes to the financial statements.	15

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

33,228	Rostelecom PJSC Sponsored ADR	261,777

82,660	Safmar Financial Investment *	589,007

2,108,815	Sberbank of Russia PJSC Sponsored ADR *	25,338,836

849,604	Severstal PJSC GDR (Registered)	10,733,399

29,856,800	Surgutneftegas PJSC	14,766,642

4,762,114	Surgutneftegas PJSC Sponsored ADR	23,804,575

1,058,583	Tatneft PJSC Sponsored ADR *	47,497,367

253,725	TCS Group Holding Plc GDR (Registered)	6,248,589

81,393,000	Unipro PJSC	2,963,560

	Total Russia	420,366,983

	Saudi Arabia — 0.0%

1,873	Arab National Bank	10,362

	South Africa — 4.0%

352,522	Absa Group Ltd	1,596,709

94,126	Anglo American Platinum Ltd (c)	7,010,778

482,942	Aspen Pharmacare Holdings Ltd *	3,856,733

56,443	Astral Foods Ltd	442,956

90,263	AVI Ltd	366,766

209,092	Barloworld Ltd	733,415

13,364	Bid Corp Ltd	219,998

26,017	Capitec Bank Holdings Ltd	1,277,023

262,136	Clicks Group Ltd	3,547,804

361,153	Discovery Ltd	2,570,275

1,688,726	Emira Property Fund Ltd (REIT)	540,748

2,964,569	FirstRand Ltd	6,596,214

806,695	Foschini Group Ltd (The) (c)	3,631,034

14,040	Gold Fields Ltd	183,741

441,500	Gold Fields Ltd Sponsored ADR	5,752,745

5,557,192	Growthpoint Properties Ltd (REIT)	4,002,874

863,796	Investec Ltd	1,601,128

159,421	Kumba Iron Ore Ltd (c)	4,995,870

801,497	Lewis Group Ltd	835,325

111,656	Liberty Holdings Ltd	398,525

1,381,067	Mr Price Group Ltd	9,411,611

443,152	Nedbank Group Ltd	2,499,456

26,044,009	Old Mutual Ltd	17,149,699

427,818	Rand Merchant Investment Holdings Ltd	756,214

239,517	Remgro Ltd	1,234,228

18,269,130	RMB Holdings Ltd	1,320,044

6,072,910	Sanlam Ltd	19,571,795

93,401	Shoprite Holdings Ltd	609,283

17	SPAR Group Ltd (The)	162

88,690	Standard Bank Group Ltd	550,733

81,575	Tiger Brands Ltd	827,831

3,157,161	Truworths International Ltd	5,654,096

446,093	Vodacom Group Ltd	3,357,845

382,233	Wilson Bayly Holmes-Ovcon Ltd	2,498,482

	Total South Africa	115,602,140

Shares	Description	Value ($)

	South Korea — 1.6%

52,222	BNK Financial Group Inc	222,892

8,287	Bukwang Pharmaceutical Co Ltd	263,690

30,580	Daou Data Corp	347,979

202,686	DB Insurance Co Ltd	7,438,619

1,140,977	Dongwon Development Co Ltd	3,680,958

10,572	Eone Diagnomics Genome Center Co Ltd *	138,377

2,322	Genexine Co Ltd *	350,413

9,337	GS Home Shopping Inc	918,223

2,429	Huons Co Ltd	148,047

29,672	Hy-Lok Corp	293,115

51,655	Hyundai Mobis Co Ltd	9,666,972

463,257	Korea Asset In Trust Co Ltd	1,390,276

14,509	KT Skylife Co Ltd	103,905

60	NCSoft Corp	41,626

8	NHN KCP Corp	483

9,517	Pharmicell Co Ltd *	179,015

37,643	S&T Motiv Co Ltd	1,737,934

14,427	Samsung Electronics Co Ltd GDR	17,352,199

24,343	Sangsangin Co Ltd	122,676

5,360	Seegene Inc	1,191,114

	Total South Korea	45,588,513

	Sri Lanka — 0.0%

103,983,101	Anilana Hotels & Properties Ltd *(b)	612,665

	Taiwan — 18.2%

71,000	Accton Technology Corp	566,206

27,000	Acter Group Corp Ltd	188,269

1,206,035	Advantech Co Ltd	12,491,195

373,000	Alchip Technologies Ltd	6,708,550

291,000	Amazing Microelectronic Corp	808,641

716,689	Asustek Computer Inc	5,935,446

433,000	Aten International Co Ltd	1,246,085

129,200	Aurora Corp	371,763

7,814,000	Catcher Technology Co Ltd	53,344,554

2,782,153	Cathay Financial Holding Co Ltd	3,778,808

3,312,865	Chailease Holding Co Ltd	14,632,514

410,000	Chicony Electronics Co Ltd	1,236,842

10,321,000	China Development Financial Holding Corp	3,010,035

772,000	Chong Hong Construction Co Ltd	2,204,980

4,568,400	Coretronic Corp	5,441,352

46,576,720	CTBC Financial Holding Co Ltd	30,108,467

148,000	Elan Microelectronics Corp	717,152

1,576,000	Elite Material Co Ltd	9,127,926

1,766,000	Farglory Land Development Co Ltd	2,887,509

4,998,000	FLEXium Interconnect Inc	21,440,020

3,055,075	Foxconn Technology Co Ltd	5,433,871

10,791,000	Fubon Financial Holding Co Ltd	15,756,534

2,470,000	Grand Pacific Petrochemical *	1,616,392

21,232,532	Hon Hai Precision Industry Co Ltd	55,686,306

16	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

1,951,000	Huaku Development Co Ltd	5,961,590

1,431,806	IEI Integration Corp	2,231,039

147,900	Innodisk Corp	800,003

179,000	International Games System Co Ltd	5,362,997

272,000	Kung Long Batteries Industrial Co Ltd	1,287,195

3,522,000	Lite-On Technology Corp	5,577,494

77,000	Lotes Co Ltd	1,121,517

481,425	Mercuries Life Insurance Co Ltd *	154,515

1,631,000	Merry Electronics Co Ltd	8,546,559

1,944,000	Micro-Star International Co Ltd	8,974,825

971,000	Nantex Industry Co Ltd	1,555,318

1,299,810	Novatek Microelectronics Corp	10,634,550

450,000	Pegatron Corp	957,183

386,000	Quanta Computer Inc	1,011,692

1,698,000	Quanta Storage Inc	2,539,064

10,805,870	Radiant Opto-Electronics Corp	39,680,467

828,000	Shinkong Insurance Co Ltd	995,794

1,642,068	Simplo Technology Co Ltd	18,722,202

324,200	Sitronix Technology Corp	1,592,761

2,110,250	Syncmold Enterprise Corp	5,951,215

8,923,000	Taiwan Semiconductor Manufacturing Co Ltd	130,053,386

10	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	792

378,000	Test Research Inc	756,053

68,000	Thinking Electronic Industrial Co Ltd	252,644

1,377,000	Transcend Information Inc	3,091,179

1,377,160	Tripod Technology Corp	5,437,818

785,224	United Integrated Services Co Ltd	5,506,854

175,000	Wiwynn Corp	4,668,128

147,000	Yulon Nissan Motor Co Ltd	1,232,463

323,000	Zeng Hsing Industrial Co Ltd	1,512,663

	Total Taiwan	530,909,377

	Thailand — 0.4%

552,100	Bangkok Bank Pcl (Foreign Registered)	1,891,198

43,175,400	Beauty Community Pcl	1,914,436

399,800	Hana Microelectronics Pcl (Foreign Registered)	510,480

224,700	Kiatnakin Phatra Bank Pcl (Foreign Registered)	287,756

1,191,300	Krung Thai Bank Pcl (Foreign Registered)	367,079

1,198,100	Origin Property Pcl (Foreign Registered) *	285,019

3,818,200	Pruksa Holding Pcl (Foreign Registered)	1,424,713

7,002,192	Quality Houses Pcl (Foreign Registered)	499,939

100	Siam Commercial Bank Pcl (The) (Foreign Registered)	234

641,600	SPCG Pcl	369,016

4,111,575	Supalai Pcl (Foreign Registered)	2,224,338

560,900	Thai Vegetable Oil Pcl (Foreign Registered)	486,837

45,200	Tisco Financial Group Pcl (Foreign Registered)	98,025

1,358,400	TTW Pcl (Foreign Registered)	584,277

1,797,900	Univentures Pcl (Foreign Registered)	166,334

	Total Thailand	11,109,681

Shares	Description	Value ($)

	Turkey — 1.1%

6,038,037	Aselsan Elektronik Sanayi Ve Ticaret AS	13,386,982

22,693	BIM Birlesik Magazalar AS	209,798

5,674,747	Dogan Sirketler Grubu Holding AS	1,624,224

41,758,246	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	10,022,013

173,119	Enerjisa Enerji AS	192,422

151	Eregli Demir ve Celik Fabrikalari TAS	180

460,056	Koza Altin Isletmeleri AS *	4,880,879

839,051	Koza Anadolu Metal Madencilik Isletmeleri AS *	1,470,334

71,398	Selcuk Ecza Deposu Ticaret ve Sanayi AS	77,767

1,224,635	Soda Sanayii AS	1,139,930

15,067	Turkiye Is Bankasi AS – Class C *	10,094

51	Turkiye Vakiflar Bankasi TAO – Class D *	28

	Total Turkey	33,014,651

	United Arab Emirates — 0.1%

427,567	Abu Dhabi Islamic Bank PJSC	464,963

1,281,075	Dubai Islamic Bank PJSC	1,426,193

717,123	Emaar Malls PJSC *	270,720

187,039	Emirates NBD Bank PJSC	548,724

	Total United Arab Emirates	2,710,600

	United Kingdom — 0.8%

386,665	Unilever Plc	22,860,365

	Vietnam — 0.1%

1,594,290	Kinh Bac City Development Share Holding Corp	941,275

201,330	PetroVietnam Gas JSC	641,736

1,985,700	PetroVietnam Technical Services Corp	1,077,108

153,200	Pha Lai Thermal Power JSC	155,183

380,860	Vinh Hoan Corp *	624,677

	Total Vietnam	3,439,979

	TOTAL COMMON STOCKS (COST $2,636,862,842)	2,601,969,664

	PREFERRED STOCKS (e) — 4.3%

	Brazil — 0.1%

130,300	Cia Paranaense de Energia – Class B	1,469,368

95,100	Lojas Americanas SA	560,168

	Total Brazil	2,029,536

	Colombia — 0.1%

60,938	Banco Davivienda SA	472,062

4,476,333	Grupo Aval Acciones y Valores SA	1,118,784

	Total Colombia	1,590,846

See accompanying notes to the financial statements.	17

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares / Par Value†	Description	Value ($)

	Russia — 1.9%

254,972	Bashneft PJSC	4,617,747

213,090	Nizhnekamskneftekhim PJSC	230,210

98,683,100	Surgutneftegas PJSC	49,465,175

481	Transneft PJSC	894,690

	Total Russia	55,207,822

	South Korea — 2.2%

1,612,650	Samsung Electronics Co Ltd	64,419,730

	Taiwan — 0.0%

605,412	CTBC Financial Holding Co Ltd	1,348,795

	TOTAL PREFERRED STOCKS (COST $110,980,665)	124,596,729

	INVESTMENT FUNDS — 2.1%

	Thailand — 0.4%

22,546,425	Digital Telecommunications Infrastructure Fund	10,715,219

	United States — 1.7%

957,183	iShares Core MSCI Emerging Markets ETF	51,017,854

	TOTAL INVESTMENT FUNDS (COST $61,390,555)	61,733,073

	DEBT OBLIGATIONS — 0.7%

	United States — 0.7%

19,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.15%, 0.26%, due 01/31/22(f)	19,031,588

	TOTAL DEBT OBLIGATIONS (COST $19,018,518)	19,031,588

Shares / Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.5%

	Money Market Funds — 0.4%

12,237,299	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (g)	12,237,299

	U.S. Government — 1.1%

30,000,000	U.S. Treasury Bill, 0.10%, due 02/04/21 (f) (h)	29,985,701

	TOTAL SHORT-TERM INVESTMENTS (COST $42,222,610)	42,223,000

	TOTAL INVESTMENTS — 97.9% (Cost $2,870,475,190)	2,849,554,054

	Other Assets and Liabilities (net) — 2.1%	62,594,539

	TOTAL NET ASSETS — 100.0%	$2,912,148,593

A summary of outstanding financial instruments at August 31, 2020 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
3,283	Mini MSCI Emerging Markets	September 2020	$180,630,660	$15,525,340

Sales
1,157	SGX Nifty 50	September 2020	$26,294,899	$229,665

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on CSI 500 Index + (1 Month USD LIBOR minus 9.25%)	Appreciation on Total Return on CSI 500 Index	GS	USD	38,958,297	12/07/2020	At Maturity	$—	$693,922	$693,922

As of August 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

18	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)	Affiliated company (Note 10).

(c)	All or a portion of this security is out on loan (Note 2).

(d)	Securities are traded on separate exchanges for the same entity.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(g)	The rate disclosed is the 7 day net yield as of August 31, 2020.

(h)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 51.

See accompanying notes to the financial statements.	19

GMO International Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.6%
Short-Term Investments	1.7
Preferred Stocks	0.3
Futures Contracts	0.0 ^
Other	0.4

100.0%

Country/Region Summary¤	% of Investments
Japan	20.4%
United Kingdom	17.1
France	8.4
Netherlands	7.3
Switzerland	6.3
Spain	6.1
Germany	4.9
Italy	4.2
Australia	4.2
Singapore	4.1
Sweden	3.8
Portugal	3.2
Norway	2.6
Hong Kong	2.2
United States	1.6
Other Developed	1.3 ‡
Belgium	1.2
Ireland	1.1

100.0%

Industry Group Summary	% of Equity Investments#
Pharmaceuticals, Biotechnology & Life Sciences	14.2%
Food, Beverage & Tobacco	10.0
Utilities	7.9
Materials	7.7
Capital Goods	6.9
Banks	5.6
Consumer Durables & Apparel	5.5
Telecommunication Services	5.0
Software & Services	4.9
Diversified Financials	4.7
Retailing	3.8
Semiconductors & Semiconductor Equipment	3.7
Household & Personal Products	3.1
Technology Hardware & Equipment	2.8
Insurance	2.8
Commercial & Professional Services	2.7
Transportation	2.3
Automobiles & Components	1.8
Food & Staples Retailing	1.7
Health Care Equipment & Services	1.3
Energy	1.2
Consumer Services	0.2
Media & Entertainment	0.1
Real Estate	0.1

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

20

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.6%

	Australia — 4.2%

767,641	Austal Ltd	1,996,364

5,154,133	Fortescue Metals Group Ltd	65,876,920

499,255	Pact Group Holdings Ltd	900,975

551,315	Rio Tinto Ltd	39,672,789

863,262	Sandfire Resources NL	2,959,912

	Total Australia	111,406,960

	Belgium — 1.2%

421,500	AGFA-Gevaert NV *	1,780,848

78,288	Orange Belgium SA	1,319,434

234,439	UCB SA	27,824,869

	Total Belgium	30,925,151

	Denmark — 0.0%

10,980	Per Aarsleff Holding A/S	444,564

7,459	Schouw & Co A/S	723,278

	Total Denmark	1,167,842

	France — 8.4%

6,194	Alten SA *	536,843

190,667	BNP Paribas SA *	8,307,022

15,339	Christian Dior SE	6,569,033

5,705	Eiffage SA *	524,655

25,100	Gaztransport Et Technigaz SA	2,368,668

14,927	IPSOS	394,150

212,017	L’Oreal SA	70,357,764

134,133	Metropole Television SA *	1,674,840

3,156	Nexans SA *	177,041

585,385	Peugeot SA *	10,092,387

761,752	Sanofi	77,156,903

44,828	Sanofi ADR	2,267,400

652	Sartorius Stedim Biotech	233,031

63,698	Schneider Electric SE	7,877,622

1,146,022	STMicroelectronics NV – NY Shares	34,667,166

	Total France	223,204,525

	Germany — 5.0%

113,175	ADVA Optical Networking SE *	960,509

131,093	Allianz SE (Registered)	28,445,578

29,017	Bayer AG (Registered)	1,929,980

49,205	Bechtle AG	9,944,708

17,265	Carl Zeiss Meditec AG	1,948,730

1,041,111	CECONOMY AG *	4,794,660

5,093	Cewe Stiftung & Co KGaA *	604,469

682,295	Deutsche Pfandbriefbank AG	4,969,901

484,153	Dialog Semiconductor Plc *	21,033,062

105,160	DWS Group GmbH & Co KGaA *	4,145,343

30,313	Hannover Rueck SE	5,169,228

Shares	Description	Value ($)

	Germany — continued

44,569	Henkel AG & Co KGaA	4,010,083

6,074	Indus Holding AG	209,984

44,433	Merck KGaA	6,039,100

119,405	Siemens Healthineers AG	5,439,949

221,879	Software AG	11,063,100

1,725	Talanx AG *	64,138

115,451	Volkswagen AG *	20,802,113

	Total Germany	131,574,635

	Hong Kong — 2.2%

495,500	BOC Hong Kong Holdings Ltd	1,405,546

1,574,640	Champion (REIT)	832,261

1,505,014	Dah Sing Banking Group Ltd	1,429,719

407,515	Dah Sing Financial Holdings Ltd	1,158,455

4,557,096	Esprit Holdings Ltd *	522,270

860,500	Johnson Electric Holdings Ltd	1,697,586

794,257	Luk Fook Holdings International Ltd	1,776,683

1,574,400	Man Wah Holdings Ltd	2,198,348

1,405,647	Pacific Textiles Holdings Ltd	621,478

1,484,000	Shun Tak Holdings Ltd	514,336

1,323,173	SmarTone Telecommunications Holdings Ltd	725,213

377,880	Television Broadcasts Ltd	426,057

50,885,920	WH Group Ltd	43,858,841

	Total Hong Kong	57,166,793

	Ireland — 1.0%

70,354	CRH Plc	2,623,901

553,300	CRH Plc Sponsored ADR	20,527,430

167	Flutter Entertainment Plc *	27,441

49,273	Glanbia Plc	566,431

31,920	Kerry Group Plc – Class A	4,191,708

	Total Ireland	27,936,911

	Italy — 4.3%

793,653	Anima Holding SPA	3,486,385

35,918	De’ Longhi SPA *	1,192,143

7,625,619	Enel SPA	69,051,447

599,923	EXOR NV	35,382,487

41,785	La Doria SPA	549,600

445,076	Societa Cattolica di Assicurazioni SC *	2,647,775

132,581	Unipol Gruppo SPA *	639,320

	Total Italy	112,949,157

	Japan — 20.5%

72,453	AOKI Holdings Inc	390,296

2,291,076	Asahi Kasei Corp	19,192,882

3,601,950	Astellas Pharma Inc	56,507,933

51,727	Autobacs Seven Co Ltd	668,932

592,121	Brother Industries Ltd	9,795,986

45,036	Cawachi Ltd	1,281,486

See accompanying notes to the financial statements.	21

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

85,719	Daiwabo Holdings Co Ltd	5,161,714

337,562	DCM Holdings Co Ltd	4,129,715

80,385	Dexerials Corp	803,915

27,100	Dip Corp	598,715

61,078	Doutor Nichires Holdings Co Ltd	945,223

30,066	DTS Corp	630,384

6,621	Ehime Bank Ltd (The)	72,131

29,300	Fuji Corp	526,072

388,945	Fuji Electric Co Ltd	12,134,170

59,600	Fujitsu General Ltd	1,559,482

405,396	Fujitsu Ltd	52,920,416

29,789	Fuyo General Lease Co Ltd	1,794,126

147,012	Geo Holdings Corp	2,382,728

20,135	Gunze Ltd	724,790

89,500	Haseko Corp	1,221,348

1,070,978	Hitachi Ltd	35,629,819

1,163,868	ITOCHU Corp	29,867,506

203,500	Itochu Techno-Solutions Corp	7,366,091

51,900	K’s Holdings Corp	735,395

159,611	Kanematsu Corp	2,015,151

1,988,300	KDDI Corp	57,795,586

103,117	Keihin Corp	2,503,821

25,569	Kohnan Shoji Co Ltd	923,254

308,400	Konica Minolta Inc	994,838

24,867	Mandom Corp	395,280

2,660,356	Mitsubishi Chemical Holdings Corp	15,535,609

1,205,300	Mitsubishi UFJ Financial Group Inc	5,028,960

3,178	Mitsui Sugar Co Ltd	57,964

45,150	Modec Inc	755,226

76,266	Namura Shipbuilding Co Ltd	110,699

232,900	NEC Corp	12,297,383

120,000	NEC Networks & System Integration Corp	2,231,039

145,457	Nichias Corp	3,443,605

109,909	Nippo Corp	2,846,295

67,333	Nippon Signal Co Ltd	650,774

2,507,588	Nippon Telegraph & Telephone Corp	57,061,666

139,100	NS Solutions Corp	4,053,662

404,100	NTT DOCOMO Inc	11,268,318

554,300	Obayashi Corp	5,417,967

96,801	Okinawa Electric Power Co (The)	1,516,912

109,800	Otsuka Corp	5,388,555

93,902	Press Kogyo Co Ltd	268,707

71,896	Prima Meat Packers Ltd	2,104,677

37,457	San-A Co Ltd	1,522,093

24,700	SCSK Corp	1,337,613

98,887	Seiko Holdings Corp	1,393,579

477,428	Sekisui Chemical Co Ltd	7,638,065

262,700	Shimizu Corp	2,017,896

207,800	Showa Corp	4,456,595

2,612,887	Sojitz Corp	5,976,126

116,900	Sony Corp	9,153,777

Shares	Description	Value ($)

	Japan — continued

8,114,463	Sumitomo Chemical Co Ltd	26,318,428

74,903	T-Gaia Corp	1,474,939

109,900	Tokyo Electron Ltd	28,190,240

42,861	Tokyo Seimitsu Co Ltd	1,311,582

149,395	Tokyu Construction Co Ltd	684,973

86,211	Towa Pharmaceutical Co Ltd	1,712,059

10,500	Toyo Suisan Kaisha Ltd	597,000

27,682	TPR Co Ltd	368,145

143,867	TS Tech Co Ltd	4,208,389

75,819	TSI Holdings Co Ltd	230,254

109,914	Valor Holdings Co Ltd	2,810,300

23,104	Warabeya Nichiyo Holdings Co Ltd	326,142

26,746	Yahagi Construction Co Ltd	230,379

	Total Japan	543,665,777

	Malta — 0.0%

15,858,986	BGP Holdings Plc * (a)	—

	Netherlands — 7.3%

50,877	ASM International NV	7,638,566

505,260	ASR Nederland NV	17,468,256

74,683	Flow Traders	2,943,693

177,743	Heineken Holding NV	14,543,329

1,370,427	ING Groep NV *	11,185,518

570,385	Koninklijke Ahold Delhaize NV	17,160,482

314,313	Koninklijke Philips NV *	14,873,648

196,213	Koninklijke Vopak NV	10,773,293

218,033	Randstad NV	11,347,180

828,920	Signify NV	27,650,710

702,980	Wolters Kluwer NV	57,667,640

	Total Netherlands	193,252,315

	Norway — 2.6%

373,819	BW LPG Ltd	1,743,999

2,598,357	DNB ASA *	41,623,440

131,200	Frontline Ltd	1,044,352

294,427	Gjensidige Forsikring ASA	6,267,751

77,764	Norwegian Finans Holding ASA *	589,257

1,722,837	Orkla ASA	17,523,872

10,853	SpareBank 1 Nord Norge	83,569

	Total Norway	68,876,240

	Portugal — 3.2%

128,547	Altri SGPS SA	644,809

287,147	CTT-Correios de Portugal SA *	895,379

62,058	EDP Renovaveis SA	1,061,562

8,678,655	EDP – Energias de Portugal SA	44,118,532

1,352,045	Galp Energia SGPS SA	14,518,462

1,293,951	Jeronimo Martins SGPS SA	21,294,610

252,886	NOS SGPS SA	1,024,234

22	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Portugal — continued

630,348	REN – Redes Energeticas Nacionais SGPS SA	1,835,160

	Total Portugal	85,392,748

	Singapore — 4.1%

1,354,200	AEM Holdings Ltd	4,003,122

777,100	ComfortDelGro Corp Ltd	843,464

3,256,200	DBS Group Holdings Ltd	49,901,153

733,400	Hi-P International Ltd	667,425

526,300	Mapletree Industrial Trust (REIT)	1,177,904

2,617,000	Singapore Exchange Ltd	16,548,717

937,900	United Overseas Bank Ltd	13,448,361

756,600	Venture Corp Ltd	11,026,879

684,600	Wilmar International Ltd	2,190,277

11,736,300	Yangzijiang Shipbuilding Holdings Ltd	7,884,399

	Total Singapore	107,691,701

	Spain — 6.2%

297,963	Aena SME SA *	44,484,690

280,175	Cia de Distribucion Integral Logista Holdings SA	4,967,947

132,422	Ebro Foods SA	3,250,863

1,773,496	Endesa SA	49,231,759

3,074,587	Iberdrola SA	38,791,676

569,231	Industria de Diseno Textil SA	16,005,195

115,077	Mediaset Espana Comunicacion SA *	382,374

79,011	Viscofan SA	5,845,650

	Total Spain	162,960,154

	Sweden — 3.8%

396,177	Betsson AB *	3,316,701

720,708	Swedish Match AB	54,737,741

2,254,346	Volvo AB – B Shares *	43,180,718

	Total Sweden	101,235,160

	Switzerland — 6.4%

62,696	ABB Ltd (Registered)	1,598,696

50,929	Ascom Holding AG (Registered) *	683,550

982	Banque Cantonale Vaudoise (Registered)	104,873

48,307	Galenica AG	3,468,642

8,342	Kardex Holding AG (Registered)	1,733,493

135,624	Nestle SA (Registered)	16,335,522

468,673	Novartis AG (Registered)	40,393,519

31,277	Roche Holding AG	10,972,012

251,707	Roche Holding AG – Genusschein	88,051,838

93,014	Wizz Air Holdings Plc *	4,824,877

4,556	Zehnder Group AG – Class RG	235,816

	Total Switzerland	168,402,838

	United Kingdom — 17.2%

2,702,938	3i Group Plc	33,215,068

35,896	Ashtead Group Plc	1,244,606

Shares	Description	Value ($)

	United Kingdom — continued

239,487	Avast Plc	1,712,522

175,602	AVEVA Group Plc	11,862,710

86,527	BAE Systems Plc	600,677

3,579,480	Barratt Developments Plc	24,995,865

224,342	Bellway Plc	7,126,833

323,402	Berkeley Group Holdings Plc (The)	19,544,297

1,203,175	British American Tobacco Plc	40,553,037

715,400	British American Tobacco Plc Sponsored ADR	24,159,058

263,343	Centamin Plc	739,776

323,535	Coca-Cola HBC AG *	8,594,154

37,951	Cranswick Plc	1,881,204

435,100	Dunelm Group Plc	8,277,239

973,195	Electrocomponents Plc	8,804,201

59,983	Ferguson Plc	5,882,255

1,551,115	Ferrexpo Plc	3,811,629

5,150,932	Firstgroup Plc *	3,025,775

264,593	Galliford Try Holdings Plc	299,012

23,880	Games Workshop Group Plc	2,934,250

2,798,851	GlaxoSmithKline Plc	54,670,850

71,690	Grafton Group Plc	739,762

99,425	Greggs Plc	1,878,328

117,113	Halfords Group Plc	258,117

32,728	Halma Plc	970,413

230,103	Howden Joinery Group Plc	1,718,902

1,232,400	HSBC Holdings Plc	5,342,768

1,106,148	IG Group Holdings Plc	11,519,034

852,714	Inchcape Plc *	5,744,272

1,335,665	JD Sports Fashion Plc	12,853,740

3,999,481	Legal & General Group Plc	11,496,232

351,702	National Express Group Plc	596,004

357,927	Next Plc	28,679,585

1,623,694	Persimmon Plc	56,420,503

705,210	Pets at Home Group Plc	2,750,092

619,703	Plus500 Ltd	12,060,026

993,967	QinetiQ Group Plc	3,846,510

71,919	Royal Dutch Shell Plc – B Shares	1,011,807

61,068	Savills Plc	665,443

51,500	Smith & Nephew Plc Sponsored ADR	2,093,475

238,057	Softcat Plc	4,408,788

84,002	Spectris Plc	2,855,079

968,264	Spirent Communications Plc	3,804,085

1,959,960	Tate & Lyle Plc	17,770,754

309,192	Vesuvius Plc *	1,663,177

27,982	Vistry Group Plc	238,342

	Total United Kingdom	455,320,256

	TOTAL COMMON STOCKS (COST $2,549,566,808)	2,583,129,163

See accompanying notes to the financial statements.	23

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS (b) — 0.3%

	Germany — 0.3%

33,284	Draegerwerk AG & Co KGaA *	2,822,333

54,560	Henkel AG & Co KGaA	5,578,140

148,175	Schaeffler AG	993,552

	Total Germany	9,394,025

	TOTAL PREFERRED STOCKS (COST $8,742,729)	9,394,025

	SHORT-TERM INVESTMENTS — 1.7%

	Money Market Funds — 0.0%

192,377	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (c)	192,377

Shares / Par Value†	Description	Value ($)

	U.S. Government — 1.7%

1,000,000	U.S. Treasury Bill, 0.10%, due 11/12/20 (d) (e)	999,810

18,000,000	U.S. Treasury Bill, 0.12%, due 01/07/21 (d) (e)	17,992,640

25,000,000	U.S. Treasury Bill, 0.11%, due 02/04/21 (d)	24,988,083

	Total U.S. Government	43,980,533

	TOTAL SHORT-TERM INVESTMENTS (COST $44,172,662)	44,172,910

	TOTAL INVESTMENTS — 99.6% (Cost $2,602,482,199)	2,636,696,098

	Other Assets and Liabilities (net) — 0.4%	10,342,087

	TOTAL NET ASSETS — 100.0%	$2,647,038,185

A summary of outstanding financial instruments at August 31, 2020 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
264	Mini MSCI EAFE	September 2020	$25,081,320	$424,735

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

As of August 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2020.

(d)	The rate shown represents yield-to-maturity.

(e)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the

Schedule of Investments as well as the derivative tables, if any, please refer to page 51.

24	See accompanying notes to the financial statements.

GMO Quality Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.5%
Short-Term Investments	0.6
Debt Obligations	0.6
Mutual Funds	0.2
Other	0.1

100.0%

Country/Region Summary¤	% of Investments
United States	84.3%
United Kingdom	4.1
Switzerland	3.7
Germany	3.6
Taiwan	2.8
Other Developed	1.5 ‡

100.0%

Industry Group Summary	% of Equity Investments#
Software & Services	18.3%
Health Care Equipment & Services	14.1
Pharmaceuticals, Biotechnology & Life Sciences	10.2
Technology Hardware & Equipment	10.1
Media & Entertainment	8.0
Semiconductors & Semiconductor Equipment	7.5
Capital Goods	6.4
Food, Beverage & Tobacco	6.4
Banks	4.9
Diversified Financials	3.6
Consumer Services	2.8
Household & Personal Products	2.6
Retailing	2.5
Consumer Durables & Apparel	1.7
Transportation	0.9

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

25

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.5%

	Banks — 4.9%

5,867,501	US Bancorp	213,577,037

5,575,629	Wells Fargo & Co.	134,651,440

	Total Banks	348,228,477

	Capital Goods — 6.3%

1,111,982	3M Co.	181,275,306

200,235	Honeywell International, Inc.	33,148,904

580,416	Knorr-Bremse AG	73,751,520

1,293,020	Otis Worldwide Corp.	81,330,958

1,346,103	Raytheon Technologies Corp.	82,112,283

	Total Capital Goods	451,618,971

	Consumer Durables & Apparel — 1.7%

124,083	LVMH Moet Hennessy Louis Vuitton SE	58,272,185

547,335	NIKE, Inc. – Class B	61,241,313

	Total Consumer Durables & Apparel	119,513,498

	Consumer Services — 2.7%

7,471,999	Compass Group Plc	120,911,527

869,375	Starbucks Corp.	73,436,106

	Total Consumer Services	194,347,633

	Diversified Financials — 3.5%

1,652,051	American Express Co.	167,831,861

2,332,054	Charles Schwab Corp. (The)	82,857,879

	Total Diversified Financials	250,689,740

	Food, Beverage & Tobacco — 6.3%

5,219,969	Coca-Cola Co. (The)	258,545,065

615,949	Nestle SA (Registered)	74,189,293

1,474,877	Philip Morris International, Inc.	117,680,436

	Total Food, Beverage & Tobacco	450,414,794

	Health Care Equipment & Services — 13.9%

1,257,931	Abbott Laboratories	137,705,706

689,455	Anthem, Inc.	194,095,372

2,084,180	Medtronic Plc	223,986,825

1,041,197	Quest Diagnostics, Inc.	115,822,754

1,023,218	UnitedHealth Group, Inc.	319,806,786

	Total Health Care Equipment & Services	991,417,443

	Household & Personal Products — 2.6%

274,530	Unilever NV	15,952,010

2,866,860	Unilever Plc	169,494,178

	Total Household & Personal Products	185,446,188

	Media & Entertainment — 7.9%

111,075	Alphabet, Inc. – Class A *	181,000,045

Shares / Par Value†	Description	Value ($)

	Media & Entertainment — continued

91,705	Alphabet, Inc. – Class C *	149,862,477

795,167	Facebook, Inc. – Class A *	233,142,964

	Total Media & Entertainment	564,005,486

	Pharmaceuticals, Biotechnology & Life Sciences — 10.0%

857,313	Eli Lilly & Co.	127,216,676

1,554,416	Johnson & Johnson	238,462,958

1,945,054	Merck & Co., Inc.	165,854,755

529,833	Roche Holding AG – Genusschein	185,345,539

	Total Pharmaceuticals, Biotechnology & Life Sciences	716,879,928

	Retailing — 2.5%

3,228,070	TJX Cos, Inc. (The)	176,865,955

	Semiconductors & Semiconductor Equipment — 7.4%

84,341	ASML Holding NV	31,518,755

297,656	Lam Research Corp.	100,113,619

13,703,790	Taiwan Semiconductor Manufacturing Co Ltd	199,733,754

1,367,064	Texas Instruments, Inc.	194,328,148

	Total Semiconductors & Semiconductor Equipment	525,694,276

	Software & Services — 18.0%

1,136,815	Accenture Plc – Class A	272,756,023

2,142,269	Microsoft Corp.	483,145,928

4,277,962	Oracle Corp.	244,784,986

1,072,362	SAP SE	177,309,513

527,860	Visa, Inc. – Class A	111,901,041

	Total Software & Services	1,289,897,491

	Technology Hardware & Equipment — 9.9%

4,262,496	Apple, Inc.	550,032,484

3,819,126	Cisco Systems, Inc.	161,243,500

	Total Technology Hardware & Equipment	711,275,984

	Transportation — 0.9%

2,137,911	Lyft, Inc. – Class A *	63,431,819

	TOTAL COMMON STOCKS (COST $4,407,220,221)	7,039,727,683

	DEBT OBLIGATIONS — 0.6%

	U.S. Government — 0.6%

21,000,000	U.S. Treasury Note, 1.38%, due 01/31/21	21,104,180

20,000,000	U.S. Treasury Note, 2.25%, due 03/31/21	20,239,062

	Total U.S. Government	41,343,242

	TOTAL DEBT OBLIGATIONS (COST $41,196,042)	41,343,242

26	See accompanying notes to the financial statements.

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares / Par Value†	Description	Value ($)

	MUTUAL FUNDS — 0.2%

	Affiliated Issuers — 0.2%

3,141,064	GMO U.S. Treasury Fund	15,830,961

	TOTAL MUTUAL FUNDS (COST $15,705,282)	15,830,961

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.1%

3,966,735	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (a)	3,966,735

	U.S. Government — 0.5%

23,000,000	U.S. Treasury Bill, 0.11%, due 01/21/21 (b)	22,990,360

15,000,000	U.S. Treasury Bill, 0.11%, due 02/04/21 (b)	14,992,850

	Total U.S. Government	37,983,210

	TOTAL SHORT-TERM INVESTMENTS (COST $41,947,841)	41,949,945

	TOTAL INVESTMENTS — 99.9% (Cost $4,506,069,386)	7,138,851,831

	Other Assets and Liabilities (net) — 0.1%	5,676,953

	TOTAL NET ASSETS — 100.0%	$7,144,528,784

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2020.

(b)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 51.

See accompanying notes to the financial statements.	27

GMO Resources Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	86.0%
Preferred Stocks	9.9
Debt Obligations	3.5
Short-Term Investments	0.3
Rights/Warrants	0.0 ^
Other	0.3

100.0%

Country/Region Summary¤	% of Investments
United States	17.8%
Russia	14.5
United Kingdom	13.4
Brazil	6.4
Canada	6.1
Australia	4.9
Other Emerging	4.7 †
China	3.5
Japan	3.3
France	3.3
Mexico	3.1
Chile	3.1
Norway	2.9
India	2.8
Israel	2.0
Thailand	1.7
Other Developed	1.3 ‡
Finland	1.1
Spain	1.1
Argentina	1.0
Austria	1.0
Sweden	1.0

100.0%

Industry Group Summary	% of Equity Investments#
Energy	43.9%
Industrial Metals	39.7
Agriculture	13.3
Water	3.1

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

28

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 86.0%

	Argentina — 1.0%

1,195,954	Adecoagro SA *	6,051,527

	Australia — 4.9%

1,336,180	Beach Energy Ltd	1,494,311

887,101	Fortescue Metals Group Ltd	11,338,373

4,770,582	Jupiter Mines Ltd	962,462

246,223	Mineral Resources Ltd (a)	5,281,447

1,610,282	Sandfire Resources NL	5,521,259

1,853,907	South32 Ltd	2,866,083

455,819	Tassal Group Ltd	1,224,708

	Total Australia	28,688,643

	Austria — 1.0%

184,816	OMV AG *	5,982,583

	Brazil — 1.5%

800,000	Duratex SA	2,323,264

342,700	Petroleo Brasileiro SA	1,396,197

1,194,657	Sao Martinho SA	5,270,577

	Total Brazil	8,990,038

	Canada — 6.0%

599,600	Canadian Solar Inc * (a)	19,481,004

243,200	Enerflex Ltd (a)	1,090,750

459,100	Enerplus Corp	1,217,837

283,100	Frontera Energy Corp	592,527

1,523,700	Ivanhoe Mines Ltd – Class A * (a)	6,016,066

8,838,100	Largo Resources Ltd *	7,250,176

	Total Canada	35,648,360

	China — 3.5%

5,046,000	China High Speed Transmission Equipment Group Co Ltd	3,658,937

2,444,000	China Water Affairs Group Ltd	2,009,522

13,345,000	CNOOC Ltd	15,122,624

	Total China	20,791,083

	Colombia — 0.9%

9,030,253	Ecopetrol SA	5,286,355

	Denmark — 0.7%

42,150	Maersk Drilling A/S *(a)	998,104

21,946	Vestas Wind Systems A/S	3,318,061

	Total Denmark	4,316,165

	Finland — 1.1%

125,659	Neste Oyj	6,727,199

Shares	Description	Value ($)

	France — 3.3%

251,925	Suez	4,350,420

191,710	TOTAL SA	7,605,532

171,815	Veolia Environnement SA	4,145,382

58,741	Vilmorin & Cie SA	3,320,286

	Total France	19,421,620

	Hungary — 0.8%

888,713	MOL Hungarian Oil & Gas Plc *	4,993,646

	India — 2.7%

4,374,429	Oil & Natural Gas Corp Ltd	4,862,761

1,192,557	Oil India Ltd	1,534,904

5,642,401	Vedanta Ltd	9,798,956

	Total India	16,196,621

	Israel — 2.0%

63,085	Equital Ltd *	1,259,954

1,672,519	ICL Group Ltd	6,213,435

32,304	Israel Corp Ltd (The) *	3,839,493

94,114	Naphtha Israel Petroleum Corp Ltd *	347,555

	Total Israel	11,660,437

	Japan — 3.4%

122,100	Ebara Corp	3,141,144

770,500	Inpex Corp	4,886,052

77,100	Kurita Water Industries Ltd	2,414,680

273,400	Mitsubishi Materials Corp	5,735,188

53,600	Nittetsu Mining Co Ltd	2,126,401

94,500	Takuma Co Ltd	1,512,769

	Total Japan	19,816,234

	Mexico — 3.0%

6,722,540	Grupo Mexico SAB de CV – Series B	17,941,520

	Norway — 2.8%

670,145	Austevoll Seafood ASA	6,180,443

2,922,953	DNO ASA (a)	1,845,565

331,128	Equinor ASA	5,358,218

133,695	Grieg Seafood ASA	1,353,972

160,538	TGS NOPEC Geophysical Co ASA	2,090,081

	Total Norway	16,828,279

	Pakistan — 0.8%

2,391,500	Fauji Fertilizer Co Ltd	1,557,893

3,032,049	Oil & Gas Development Co Ltd	2,100,963

457,975	Pakistan Oilfields Ltd	1,189,664

	Total Pakistan	4,848,520

See accompanying notes to the financial statements.	29

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Poland — 0.7%

3,113,073	Polskie Gornictwo Naftowe i Gazownictwo SA	4,328,369

	Russia — 12.4%

1,265,530	Gazprom Neft PJSC	5,439,434

699,380	Gazprom PJSC	1,708,283

253,760	LUKOIL PJSC Sponsored ADR	17,362,790

526,088	MMC Norilsk Nickel PJSC ADR	13,806,966

117,574	Novatek PJSC Sponsered GDR (Registered)	17,551,802

543,499	PhosAgro PJSC GDR (Registered)	6,431,759

575,419	Ros Agro Plc GDR (Registered)	5,792,705

411,269	Rosneft Oil Co PJSC GDR (Registered)	2,104,763

384,335	Tatneft PJSC	2,829,776

	Total Russia	73,028,278

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd * (b)	—

	South Africa — 0.2%

76,549	African Rainbow Minerals Ltd	960,021

	South Korea — 0.2%

2,326	Young Poong Corp	957,841

	Spain — 1.1%

817,862	Repsol SA	6,460,452

	Sweden — 1.0%

121,065	Boliden AB	3,617,043

56,067	Holmen AB – B Shares *	1,999,639

	Total Sweden	5,616,682

	Switzerland — 0.6%

1,745	Gurit Holding AG	3,301,770

	Thailand — 1.7%

1,938,064	PTT Exploration & Production Pcl (Foreign Registered)	5,548,766

3,629,100	PTT Pcl (Foreign Registered)	4,199,181

	Total Thailand	9,747,947

	Turkey — 0.5%

1,642,447	Koza Anadolu Metal Madencilik Isletmeleri AS *	2,878,186

	Ukraine — 0.6%

325,180	Kernel Holding SA	3,403,643

	United Kingdom — 13.3%

998,144	Anglo American Plc	24,529,082

240,520	BHP Group Plc	5,474,778

358,136	BP Plc	1,249,456

887,859	Central Asia Metals Plc	2,077,673

Shares	Description	Value ($)

	United Kingdom — continued

1,637,147	Ferrexpo Plc	4,023,040

8,592,617	Glencore Plc	21,127,751

861,358	John Wood Group Plc *	2,825,423

561,101	KAZ Minerals Plc	4,328,262

744,897	Petrofac Ltd (a)	1,614,224

91,051	Rio Tinto Plc	5,662,498

403,065	Royal Dutch Shell Plc – A Shares (a)	5,932,975

	Total United Kingdom	78,845,162

	United States — 14.3%

42,400	AGCO Corp.	3,014,640

33,631	Albemarle Corp. (a)	3,060,757

88,800	Baker Hughes Co.	1,268,064

80,900	First Solar, Inc. *	6,196,131

613,382	Freeport-McMoRan, Inc.	9,574,893

111,700	FutureFuel Corp.	1,351,570

497,424	GrafTech International Ltd.	3,312,844

129,400	Halliburton Co.	2,093,692

5,086,900	Kosmos Energy Ltd.	7,477,743

400,400	Livent Corp. *(a)	3,395,392

276,100	Marathon Oil Corp.	1,457,808

957,107	Mosaic Co. (The)	17,448,061

323,900	NexTier Oilfield Solutions, Inc. *	816,228

214,000	ProPetro Holding Corp. *	1,343,920

468,154	Renewable Energy Group, Inc. *	15,650,388

20,855	SolarEdge Technologies, Inc. *	4,612,083

170,200	Talos Energy, Inc. *	1,278,202

435,000	W&T Offshore, Inc. * (a)	970,050

	Total United States	84,322,466

	TOTAL COMMON STOCKS (COST $493,038,011)	508,039,647

	PREFERRED STOCKS (c) — 9.9%

	Brazil — 4.8%

3,358,099	Bradespar SA	26,964,092

409,900	Petroleo Brasileiro SA	1,637,804

	Total Brazil	28,601,896

	Chile — 3.0%

571,412	Sociedad Quimica y Minera de Chile SA Sponsored ADR	17,919,480

	Russia — 2.1%

74,885	Bashneft PJSC	1,356,227

5,091,084	Surgutneftegas PJSC	2,551,920

1,143,931	Tatneft PJSC	8,287,538

	Total Russia	12,195,685

	TOTAL PREFERRED STOCKS (COST $48,435,670)	58,717,061

30	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 3.5%

	United States — 3.5%

20,000,000	U.S. Treasury Note, 1.38%, due 01/31/22	20,345,312

	TOTAL DEBT OBLIGATIONS (COST $20,356,388)	20,345,312

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%

2,117,812	Ezion Holdings Ltd, Expires 04/16/23*(a)(b)	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.1%

442,310	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (d)	442,310

	U.S. Government — 0.2%

1,500,000	U.S. Treasury Bill, 0.10%, due 11/12/20 (e)	1,499,715

	TOTAL SHORT-TERM INVESTMENTS (COST $1,941,845)	1,942,025

	TOTAL INVESTMENTS — 99.7% (Cost $563,771,914)	589,044,045

	Other Assets and Liabilities (net) — 0.3%	2,011,072

	TOTAL NET ASSETS — 100.0%	$591,055,117

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of August 31, 2020.

(e)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 51.

See accompanying notes to the financial statements.	31

GMO Risk Premium Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	50.8%
Short-Term Investments	48.4
Written Options	(0.8)
Other	1.6

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

32

GMO Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 50.8%

	U.S. Government — 50.8%

8,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.06%, 0.16%, due 07/31/22	8,499,379

	TOTAL DEBT OBLIGATIONS (COST $8,500,000)	8,499,379

	SHORT-TERM INVESTMENTS — 48.4%

	Money Market Funds — 0.2%

26,596	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (a)	26,596

	U.S. Government — 48.2%

8,000,000	U.S. Treasury Note, 1.13%, due 06/30/21 (b)	8,064,688

	TOTAL SHORT-TERM INVESTMENTS (COST $8,064,440)	8,091,284

	TOTAL INVESTMENTS — 99.2% (Cost $16,564,440)	16,590,663

	Other Assets and Liabilities (net) — 0.8%	139,273

	TOTAL NET ASSETS — 100.0%	$16,729,936

A summary of outstanding financial instruments at August 31, 2020 is as follows:

Written Options — Puts

Index Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
S&P 500 Index	3,385.00	09/18/20	49	USD	(17,151,519)	(139,160)

	TOTAL WRITTEN INDEX OPTIONS — PUTS (Premiums $309,517)					$(139,160)

As of August 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2020.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 51.

See accompanying notes to the financial statements.	33

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.4%
Mutual Funds	1.5
Preferred Stocks	0.8
Short-Term Investments	0.1
Futures Contracts	0.0 ^
Other	0.2

100.0%

Country/Region Summary¤	% of Investments
Japan	21.2%
United Kingdom	12.9
France	8.2
Netherlands	7.6
Switzerland	6.3
Germany	5.7
Spain	5.6
Italy	3.9
Australia	3.8
Portugal	3.3
Singapore	3.1
South Korea	2.3
Other Emerging	2.2 †
Sweden	2.1
China	2.0
Ireland	1.9
Turkey	1.5
United States	1.5
Belgium	1.4
Hong Kong	1.3
Russia	1.2
Other Developed	1.0 ‡

100.0%

Industry Group Summary	% of Equity Investments#
Pharmaceuticals, Biotechnology & Life Sciences	14.3%
Food, Beverage & Tobacco	8.4
Utilities	8.1
Capital Goods	7.1
Materials	6.8
Consumer Durables & Apparel	6.5
Telecommunication Services	5.4
Software & Services	5.4
Banks	5.2
Diversified Financials	4.2
Semiconductors & Semiconductor Equipment	3.8
Household & Personal Products	3.8
Retailing	3.4
Commercial & Professional Services	3.3
Food & Staples Retailing	2.8
Technology Hardware & Equipment	2.5
Automobiles & Components	2.2
Insurance	1.9
Health Care Equipment & Services	1.8
Energy	1.2
Transportation	1.3
Real Estate	0.4
Media & Entertainment	0.1
Consumer Services	0.1

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

34

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.4%

	Australia — 3.8%

6,116	Accent Group Ltd	7,129

1,462	Australian Pharmaceutical Industries Ltd	1,167

1,325	Coca-Cola Amatil Ltd	8,876

78,087	Fortescue Metals Group Ltd	998,059

3,342	JB Hi-Fi Ltd	123,146

4,615	Rio Tinto Ltd	332,097

	Total Australia	1,470,474

	Belgium — 1.4%

4,732	UCB SA	561,627

	Brazil — 0.8%

30,600	Banco do Brasil SA	182,366

23,200	JBS SA	95,027

3,600	Qualicorp Consultoria e Corretora de Seguros SA	20,528

	Total Brazil	297,921

	China — 2.0%

20,500	BAIC Motor Corp Ltd – Class H	9,826

856,000	Bank of China Ltd – Class H	278,362

90,000	Bank of Communications Co Ltd – Class H	46,999

47,000	China CITIC Bank Corp Ltd – Class H	19,633

89,000	China Everbright Bank Co Ltd – Class H	31,887

90,000	China Huarong Asset Management Co Ltd – Class H	10,322

90,000	China Lesso Group Holdings Ltd	167,590

41,000	China Medical System Holdings Ltd	46,176

49,000	China Minsheng Banking Corp Ltd – Class H	29,827

35,000	China Railway Group Ltd – Class H	17,951

27,000	China SCE Group Holdings Ltd	14,053

37,000	Chongqing Rural Commercial Bank Co Ltd – Class H	15,076

10,000	Huabao International Holdings Ltd	8,926

13,000	IGG Inc	14,996

30,900	Shanghai Pharmaceuticals Holding Co Ltd – Class H	54,988

10,000	Tianneng Power International Ltd	21,512

	Total China	788,124

	Denmark — 0.1%

2,720	Scandinavian Tobacco Group A/S	43,341

	France — 8.2%

420	Alten SA *	36,402

87	Christian Dior SE	37,259

1,540	Dassault Systemes SE	290,593

1,112	Eiffage SA *	102,264

27	Faurecia SE *	1,182

432	Kaufman & Broad SA	17,156

Shares	Description	Value ($)

	France — continued

3,443	L’Oreal SA	1,142,558

196	Legrand SA	16,360

555	Nexans SA *	31,134

11,442	Peugeot SA *	197,267

1,207	Quadient SA	16,821

11,054	Sanofi	1,119,646

1,567	Schneider Electric SE	193,793

361	Valeo SA	11,086

	Total France	3,213,521

	Germany — 5.0%

276	AIXTRON SE *	3,192

980	Allianz SE (Registered)	212,648

148	Aurubis AG	10,638

362	BASF SE	22,106

4,747	Bayer AG (Registered)	315,733

179	Bayerische Motoren Werke AG	12,899

1,030	Bechtle AG	208,171

317	CANCOM SE	17,511

692	Carl Zeiss Meditec AG	78,107

1,435	Deutsche Pfandbriefbank AG	10,453

7,151	Dialog Semiconductor Plc *	310,661

360	Eckert & Ziegler Strahlen- und Medizintechnik AG	18,172

356	Elmos Semiconductor AG	9,252

471	Hannover Rueck SE	80,319

1,087	HeidelbergCement AG	68,961

951	Henkel AG & Co KGaA	85,566

941	Merck KGaA	127,896

804	SAP SE	132,937

1,701	Siemens Healthineers AG	77,495

844	Software AG	42,083

549	Volkswagen AG *	98,920

	Total Germany	1,943,720

	Hong Kong — 1.3%

11,200	Dah Sing Banking Group Ltd	10,640

6,000	Johnson Electric Holdings Ltd	11,837

532,500	WH Group Ltd	458,964

5,000	Wharf Real Estate Investment Co Ltd	20,781

	Total Hong Kong	502,222

	Hungary — 0.2%

3,883	Magyar Telekom Telecommunications Plc	4,769

2,515	Richter Gedeon Nyrt	61,251

	Total Hungary	66,020

	India — 0.3%

27,323	Power Finance Corp Ltd	35,062

1,169	Rajesh Exports Ltd	7,101

See accompanying notes to the financial statements.	35

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	India — continued

60,826	REC Ltd	88,025

	Total India	130,188

	Ireland — 1.9%

6,765	CRH Plc	252,463

5,360	CRH Plc Sponsored ADR	198,856

432	Kerry Group Plc – Class A	56,730

5,872	Smurfit Kappa Group Plc	207,935

301	Smurfit Kappa Group Plc	10,659

	Total Ireland	726,643

	Italy — 3.9%

3,466	Arnoldo Mondadori Editore SPA *	4,367

307	Banca Mediolanum SPA	2,275

109,023	Enel SPA	987,224

8,788	EXOR NV	518,302

238	Recordati Industria Chimica e Farmaceutica SPA	12,983

	Total Italy	1,525,151

	Japan — 21.2%

50,000	Astellas Pharma Inc	784,408

4,300	Bandai Namco Holdings Inc	266,957

8,200	Brother Industries Ltd	135,660

1,300	Casio Computer Co Ltd	20,943

3,900	Chugai Pharmaceutical Co Ltd	173,772

700	Daiwabo Holdings Co Ltd	42,152

600	Dip Corp	13,256

700	Fuji Corp	12,568

3,500	FUJIFILM Holdings Corp	166,479

2,300	Fujitsu General Ltd	60,181

6,000	Fujitsu Ltd	783,240

13,300	Haseko Corp	181,497

8,400	Hitachi Ltd	279,455

200	Hoya Corp	19,675

25,100	ITOCHU Corp	644,123

3,600	Itochu Techno-Solutions Corp	130,309

29,000	KDDI Corp	842,967

300	Matsumotokiyoshi Holdings Co Ltd	10,515

17,200	Mitsubishi Chemical Holdings Corp	100,442

3,400	NEC Corp	179,524

900	NEC Networks & System Integration Corp	16,733

1,000	Nichias Corp	23,674

35,600	Nippon Telegraph & Telephone Corp	810,099

500	Nomura Real Estate Holdings Inc	9,539

400	NS Solutions Corp	11,657

12,800	NTT DOCOMO Inc	356,928

9,500	Obayashi Corp	92,857

100	Obic Co Ltd	17,704

1,200	Otsuka Corp	58,891

2,900	Recruit Holdings Co Ltd	109,911

Shares	Description	Value ($)

	Japan — continued

700	SCSK Corp	37,908

1,600	Sekisui Chemical Co Ltd	25,597

2,600	Sekisui House Ltd	51,364

5,300	Shimizu Corp	40,711

1,200	Shionogi & Co Ltd	66,634

1,100	Showa Corp	23,591

39,300	Sojitz Corp	89,886

5,500	Sony Corp	430,674

200	Sugi Holdings Co Ltd	14,450

2,400	Teijin Ltd	37,631

3,100	Tokyo Electron Ltd	795,175

13,400	Tosoh Corp	198,239

500	Toyo Suisan Kaisha Ltd	28,429

400	Toyota Tsusho Corp	11,625

200	Uchida Yoko Co Ltd	11,924

2,000	Ushio Inc	24,732

	Total Japan	8,244,686

	Malaysia — 0.0%

3,700	Kossan Rubber Industries	14,235

	Malta — 0.0%

1,718,063	BGP Holdings Plc *(a)	—

	Netherlands — 7.5%

715	Aalberts NV	26,911

1,247	ASM International NV	187,222

2,749	ASR Nederland NV	95,041

990	Heineken Holding NV	81,004

24,071	Koninklijke Ahold Delhaize NV	724,195

5,346	Koninklijke Philips NV *	252,979

1,779	Pharming Group NV *	2,250

5,681	Randstad NV	295,658

12,656	Signify NV	422,173

2,754	TomTom NV *	22,094

10,164	Wolters Kluwer NV	833,784

	Total Netherlands	2,943,311

	Norway — 0.7%

3,525	BW LPG Ltd	16,445

97	Grieg Seafood ASA	982

19,143	Orkla ASA	194,714

35	Salmar ASA *	1,894

2,884	SpareBank 1 Nord Norge	22,207

2,652	SpareBank 1 SR-Bank ASA *	23,820

	Total Norway	260,062

	Philippines — 0.0%

70	Globe Telecom Inc	3,012

36	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Poland — 0.0%

807	Asseco Poland SA	15,559

142	Polski Koncern Naftowy ORLEN SA	1,953

	Total Poland	17,512

	Portugal — 3.3%

83,727	Banco Comercial Portugues SA – Class R *	9,909

3,650	EDP Renovaveis SA	62,437

163,591	EDP – Energias de Portugal SA	831,626

3,794	Galp Energia SGPS SA	40,741

19,706	Jeronimo Martins SGPS SA	324,302

6,632	NOS SGPS SA	26,861

	Total Portugal	1,295,876

	Russia — 1.2%

705,000	Inter RAO UES PJSC	49,662

2,149	LUKOIL PJSC	144,336

2,822	LUKOIL PJSC Sponsored ADR	193,087

399,000	ROSSETI PJSC	7,848

130,800	Surgutneftegas PJSC	64,691

	Total Russia	459,624

	Singapore — 3.1%

17,700	AEM Holdings Ltd	52,323

7,200	City Developments Ltd	42,427

30,700	DBS Group Holdings Ltd	470,476

1,600	Jardine Cycle & Carriage Ltd	22,266

17,500	Mapletree Industrial Trust (REIT)	39,166

12,300	Mapletree Logistics Trust (REIT)	18,689

10,400	Oversea-Chinese Banking Corp Ltd	66,195

33,200	Singapore Exchange Ltd	209,942

11,700	Venture Corp Ltd	170,519

31,100	Wilmar International Ltd	99,500

19,700	Yangzijiang Shipbuilding Holdings Ltd	13,234

16,000	Yanlord Land Group Ltd	14,212

	Total Singapore	1,218,949

	South Africa — 0.1%

3,591	Absa Group Ltd	16,265

11,423	Netcare Ltd	8,446

	Total South Africa	24,711

	South Korea — 2.3%

104	DongKook Pharmaceutical Co Ltd (a)	14,264

182	DoubleUGames Co Ltd	11,180

12,560	Hana Financial Group Inc	297,260

487	KB Financial Group Inc	15,109

12,122	Kia Motors Corp	431,135

293	Sebang Global Battery Co Ltd	6,727

4,407	Shinhan Financial Group Co Ltd	109,686

	Total South Korea	885,361

Shares	Description	Value ($)

	Spain — 5.6%

2,995	Aena SME SA *	447,142

699	Cia de Distribucion Integral Logista Holdings SA	12,394

16,779	Endesa SA	465,780

52,620	Iberdrola SA	663,900

17,928	Industria de Diseno Textil SA	504,086

1,950	Mediaset Espana Comunicacion SA *	6,479

1,150	Viscofan SA	85,083

	Total Spain	2,184,864

	Sweden — 2.1%

1,355	Betsson AB *	11,344

481	Bufab AB *	6,508

580	Lindab International AB	9,348

911	Mycronic AB	20,750

1,530	Skanska AB – B Shares *	31,117

7,819	Swedish Match AB	593,853

2,393	Volvo AB – A Shares *	46,425

4,684	Volvo AB – B Shares *	89,719

	Total Sweden	809,064

	Switzerland — 6.3%

834	ABB Ltd (Registered)	21,266

160	ALSO Holding AG (Registered)	43,353

745	Galenica AG	53,494

1,691	Nestle SA (Registered)	203,676

7,167	Novartis AG (Registered)	617,702

235	Roche Holding AG	82,438

4,026	Roche Holding AG – Genusschein	1,408,371

165	Vetropack Holding AG (Registered) *	10,356

	Total Switzerland	2,440,656

	Taiwan — 0.7%

10,000	Hon Hai Precision Industry Co Ltd	26,227

37,000	Inventec Corp	28,640

104,000	Pou Chen Corp	98,261

27,000	Radiant Opto-Electronics Corp	99,147

11,000	Sunplus Technology Co Ltd	4,643

4,595	TOPBI International Holdings Ltd	5,489

	Total Taiwan	262,407

	Thailand — 0.0%

52,700	AP Thailand Pcl NVDR	10,702

	Turkey — 1.5%

80,666	Akbank TAS *	53,802

12,547	Aselsan Elektronik Sanayi Ve Ticaret AS	27,818

63,814	Eregli Demir ve Celik Fabrikalari TAS	75,816

29,132	Haci Omer Sabanci Holding AS	30,691

3,563	Soda Sanayii AS	3,317

11,400	TAV Havalimanlari Holding AS	23,305

See accompanying notes to the financial statements.	37

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Turkey — continued

38,893	Trakya Cam Sanayii AS	20,814

25,116	Turk Telekomunikasyon AS	23,388

129,074	Turkiye Garanti Bankasi AS *	118,842

33,420	Turkiye Halk Bankasi AS *	22,364

140,014	Turkiye Is Bankasi AS – Class C *	93,802

112,012	Turkiye Sinai Kalkinma Bankasi AS *	16,634

30,804	Turkiye Sise ve Cam Fabrikalari AS	25,334

68,795	Turkiye Vakiflar Bankasi TAO – Class D *	38,175

84,748	Yapi ve Kredi Bankasi AS *	23,445

	Total Turkey	597,547

	United Kingdom — 12.9%

40,340	3i Group Plc	495,718

1,532	Avast Plc	10,955

41,931	BAE Systems Plc	291,088

53,885	Barratt Developments Plc	376,284

2,561	Bellway Plc	81,357

5,101	Berkeley Group Holdings Plc (The)	308,271

9,844	British American Tobacco Plc	331,792

7,100	British American Tobacco Plc Sponsored ADR	239,767

4,860	Centamin Plc	13,653

3,896	Coca-Cola HBC AG	103,491

1,582	Computacenter Plc	43,010

9,200	ConvaTec Group Plc	23,490

443	Cranswick Plc	21,959

8,165	Diageo Plc	272,802

4,640	Dunelm Group Plc	88,270

8,877	Electrocomponents Plc	80,307

1,805	Ferguson Plc	177,008

17,524	Ferrexpo Plc	43,063

2	GlaxoSmithKline Plc	39

2,600	GlaxoSmithKline Plc Sponsored ADR	102,960

5,217	Howden Joinery Group Plc	38,972

4,605	IG Group Holdings Plc	47,955

2,037	Imperial Brands Plc	33,987

12,408	Inchcape Plc *	83,586

2,511	Intermediate Capital Group Plc	45,456

10,825	JD Sports Fashion Plc	104,174

6,108	John Laing Group Plc	23,534

116,009	Legal & General Group Plc	333,460

1,218	Morgan Sindall Group Plc	20,499

2,264	Next Plc	181,407

14,442	Persimmon Plc	501,834

81	Phoenix Group Holdings Plc	749

5,371	Plus500 Ltd	104,525

11,898	QinetiQ Group Plc	46,044

40	Sage Group Plc (The)	395

1,000	Smith & Nephew Plc Sponsored ADR	40,650

1,531	Softcat Plc	28,354

6,954	Spirent Communications Plc	27,321

Shares	Description	Value ($)

	United Kingdom — continued

27,974	Tate & Lyle Plc	253,637

5,280	Taylor Wimpey Plc	8,536

	Total United Kingdom	5,030,359

	TOTAL COMMON STOCKS (COST $29,640,380)	37,971,890

	PREFERRED STOCKS (b) — 0.8%

	Brazil — 0.1%

2,000	Cia Paranaense de Energia – Class B	22,554

	Germany — 0.6%

458	Bayerische Motoren Werke AG	25,825

318	Draegerwerk AG & Co KGaA *	26,965

2,233	Henkel AG & Co KGaA	228,299

	Total Germany	281,089

	Russia — 0.1%

43,100	Surgutneftegas PJSC	21,604

	TOTAL PREFERRED STOCKS (COST $274,178)	325,247

	MUTUAL FUNDS — 1.5%

	United States — 1.5%

	Affiliated Issuers — 1.5%

114,120	GMO U.S. Treasury Fund	575,165

	TOTAL MUTUAL FUNDS (COST $574,107)	575,165

	SHORT-TERM INVESTMENTS — 0.1%

	MONEY MARKET FUNDS — 0.1%

41,793	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (c)	41,793

	TOTAL SHORT-TERM INVESTMENTS (COST $41,793)	41,793

	TOTAL INVESTMENTS — 99.8% (Cost $30,530,458)	38,914,095

	Other Assets and Liabilities (net) — 0.2%	61,445

	TOTAL NET ASSETS — 100.0%	$38,975,540

38	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

A summary of outstanding financial instruments at August 31, 2020 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
1	Buys Mini MSCI EAFE	September 2020	$95,005	$7,654

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 51.

See accompanying notes to the financial statements.	39

GMO U.S. Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.5%
Short-Term Investments	0.8
Mutual Funds	0.6
Futures Contracts	0.0 ^
Other	0.1

100.0%

Industry Group Summary	% of Equity Investments#
Software & Services	12.2%
Pharmaceuticals, Biotechnology & Life Sciences	11.3
Technology Hardware & Equipment	11.0
Retailing	10.0
Capital Goods	8.8
Semiconductors & Semiconductor Equipment	8.1
Media & Entertainment	6.4
Food, Beverage & Tobacco	5.8
Consumer Durables & Apparel	4.5
Health Care Equipment & Services	4.4
Household & Personal Products	3.0
Materials	2.6
Insurance	2.6
Diversified Financials	2.0
Food & Staples Retailing	1.7
Banks	1.6
Automobiles & Components	1.4
Commercial & Professional Services	1.0
Energy	0.6
Consumer Services	0.5
Telecommunication Services	0.4
Real Estate	0.1
Utilities	0.0 ^

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

40

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.5%

	Automobiles & Components — 1.4%

18,300	Aptiv Plc	1,575,996

6,600	Autoliv, Inc.	517,044

29,000	BorgWarner, Inc.	1,177,110

35,300	Gentex Corp.	954,865

5,200	Lear Corp.	592,436

4,700	Standard Motor Products, Inc.	213,568

3,700	Visteon Corp. *	279,091

	Total Automobiles & Components	5,310,110

	Banks — 1.6%

9,800	Associated Banc-Corp.	131,712

14,300	Citizens Financial Group, Inc.	369,941

5,200	East West Bancorp, Inc.	191,256

41,900	Investors Bancorp, Inc.	324,725

39,000	JPMorgan Chase & Co.	3,907,410

34,000	MGIC Investment Corp.	311,780

2,400	Park National Corp.	215,784

5,900	PennyMac Financial Services, Inc.	311,048

1,300	Signature Bank/New York NY	126,139

4,100	Walker & Dunlop, Inc.	224,598

	Total Banks	6,114,393

	Capital Goods — 8.6%

4,300	A O Smith Corp.	210,571

2,400	Acuity Brands, Inc.	262,296

10,900	AGCO Corp.	774,990

13,100	Allison Transmission Holdings, Inc.	469,897

9,400	BMC Stock Holdings, Inc. *	375,248

28,200	Builders FirstSource, Inc. *	863,484

6,300	Crane Co.	356,202

13,526	Cummins, Inc.	2,803,264

7,900	Curtiss-Wright Corp.	808,328

20,400	Eaton Corp Plc	2,082,840

6,600	EMCOR Group, Inc.	495,066

14,600	Emerson Electric Co.	1,014,262

3,600	EnerSys	259,128

12,794	Federal Signal Corp.	410,943

5,500	Fortive Corp.	396,605

4,600	Generac Holdings, Inc. *	873,908

9,500	General Dynamics Corp.	1,418,825

3,800	Gibraltar Industries, Inc. *	237,291

3,900	Huntington Ingalls Industries, Inc.	590,928

10,400	Lockheed Martin Corp.	4,058,704

13,500	Masco Corp.	787,050

6,396	Moog, Inc. – Class A	385,615

12,800	Mueller Industries, Inc.	380,160

8,600	Northrop Grumman Corp.	2,946,446

10,331	Oshkosh Corp.	795,590

6,100	Owens Corning	412,604

28,300	PACCAR, Inc.	2,429,272

5,600	Parker-Hannifin Corp.	1,153,656

Shares	Description	Value ($)

	Capital Goods — continued

5,900	Stanley Black & Decker, Inc.	951,670

2,823	Teledyne Technologies, Inc. *	885,321

2,900	Tennant Co.	192,763

27,991	Textron, Inc.	1,103,685

8,579	Timken Co. (The)	464,896

2,800	Toro Co. (The)	210,784

14,696	UFP Industries, Inc.	872,208

600	WW Grainger, Inc.	219,258

	Total Capital Goods	32,953,758

	Commercial & Professional Services — 1.0%

14,009	Brady Corp. – Class A	656,882

13,500	CBIZ, Inc. *	328,320

3,200	Cimpress Plc *	296,640

7,600	CoreLogic Inc/United States	504,640

9,400	Deluxe Corp.	266,960

2,646	FTI Consulting, Inc. *	303,655

19,004	Herman Miller, Inc.	452,865

10,700	HNI Corp.	340,795

5,100	ManpowerGroup, Inc.	373,881

18,000	Steelcase, Inc. – Class A	188,100

	Total Commercial & Professional Services	3,712,738

	Consumer Durables & Apparel — 4.5%

9,745	Acushnet Holdings Corp.	343,901

6,000	Brunswick Corp.	371,340

4,000	Deckers Outdoor Corp. *	815,480

31,900	DR Horton, Inc.	2,276,703

26,887	Garmin Ltd.	2,785,762

41,100	Hanesbrands, Inc.	628,419

2,700	Helen of Troy Ltd. *	558,414

12,600	La-Z-Boy, Inc.	409,500

9,100	MDC Holdings, Inc.	394,758

24,000	NIKE, Inc. – Class B	2,685,360

300	NVR, Inc. *	1,250,502

10,600	Polaris, Inc.	1,071,024

26,600	PulteGroup, Inc.	1,186,094

5,900	Ralph Lauren Corp.	406,097

26,400	Skechers U.S.A., Inc. – Class A *	788,040

9,500	Steven Madden Ltd.	201,020

5,900	Tempur Sealy International, Inc. *	504,686

22,600	TRI Pointe Group, Inc. *	381,488

	Total Consumer Durables & Apparel	17,058,588

	Consumer Services — 0.5%

7,400	Adtalem Global Education, Inc. *	245,680

7,600	Brinker International, Inc.	342,304

1,048	Graham Holdings Co. – Class B	448,492

37,100	H&R Block, Inc.	537,950

20,600	Perdoceo Education Corp. *	296,022

	Total Consumer Services	1,870,448

See accompanying notes to the financial statements.	41

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Diversified Financials — 2.0%

4,700	Affiliated Managers Group, Inc.	322,655

10,614	Ameriprise Financial, Inc.	1,664,275

9,600	Artisan Partners Asset Management, Inc. – Class A	371,616

12,200	Eaton Vance Corp.	500,444

22,300	Federated Hermes, Inc.	533,193

3,100	Nasdaq, Inc.	416,702

9,300	Raymond James Financial, Inc.	704,196

17,100	SEI Investments Co.	895,356

50,000	SLM Corp.	382,000

25,900	State Street Corp.	1,763,531

	Total Diversified Financials	7,553,968

	Energy — 0.6%

33,104	Phillips 66	1,935,591

16,900	World Fuel Services Corp.	446,160

	Total Energy	2,381,751

	Food & Staples Retailing — 1.6%

8,500	Costco Wholesale Corp.	2,955,110

85,600	Kroger Co. (The)	3,054,208

12,400	Sprouts Farmers Market, Inc. *	289,540

	Total Food & Staples Retailing	6,298,858

	Food, Beverage & Tobacco — 5.7%

10,300	Campbell Soup Co.	541,883

41,700	General Mills, Inc.	2,666,715

17,600	Hershey Co. (The)	2,616,064

3,100	Ingredion, Inc.	249,364

59,100	Mondelez International, Inc. – Class A	3,452,622

71,400	PepsiCo, Inc.	10,000,284

31,000	Tyson Foods, Inc. – Class A	1,946,800

5,400	Universal Corp.	234,414

	Total Food, Beverage & Tobacco	21,708,146

	Health Care Equipment & Services — 4.3%

14,500	AmerisourceBergen Corp.	1,406,935

3,700	Cardinal Health, Inc.	187,812

16,700	Cerner Corp.	1,225,279

10,400	HCA Healthcare, Inc.	1,411,488

4,600	Hill-Rom Holdings, Inc.	431,434

8,200	Hologic, Inc. *	489,704

14,078	McKesson Corp.	2,160,128

48,300	Medtronic Plc	5,190,801

8,400	STERIS Plc	1,340,976

9,000	West Pharmaceutical Services, Inc.	2,555,640

	Total Health Care Equipment & Services	16,400,197

	Household & Personal Products — 3.0%

10,100	Church & Dwight Co., Inc.	967,883

7,200	Clorox Co. (The)	1,609,200

Shares	Description	Value ($)

	Household & Personal Products — continued

61,300	Colgate-Palmolive Co.	4,858,638

3,700	Energizer Holdings, Inc.	171,273

24,100	Kimberly-Clark Corp.	3,802,016

	Total Household & Personal Products	11,409,010

	Insurance — 2.5%

31,702	Allstate Corp. (The)	2,948,286

25,200	Fidelity National Financial, Inc.	827,316

16,704	First American Financial Corp.	878,129

4,800	Hanover Insurance Group, Inc. (The)	491,952

44,307	Progressive Corp. (The)	4,210,938

6,000	W.R. Berkley Corp.	372,300

	Total Insurance	9,728,921

	Materials — 2.6%

1,100	Air Products and Chemicals, Inc.	321,486

5,900	Avery Dennison Corp.	680,801

16,400	Avient Corp.	418,528

4,700	Berry Global Group, Inc. *	242,238

13,400	Eastman Chemical Co.	979,674

5,700	FMC Corp.	609,102

17,700	Graphic Packaging Holding Co.	247,446

5,300	Innospec, Inc.	395,857

20,579	LyondellBasell Industries NV – Class A	1,347,513

1,600	NewMarket Corp.	595,984

13,900	Reliance Steel & Aluminum Co.	1,457,693

7,400	Schweitzer-Mauduit International, Inc.	224,442

2,300	Scotts Miracle-Gro Co. (The)	387,619

5,600	Sealed Air Corp.	220,080

13,900	Silgan Holdings, Inc.	529,034

7,000	Steel Dynamics, Inc.	206,640

2,000	Stepan Co.	230,580

37,600	Valvoline, Inc.	767,040

	Total Materials	9,861,757

	Media & Entertainment — 6.3%

63,900	Activision Blizzard, Inc.	5,336,928

1,700	Alphabet, Inc. – Class C *	2,778,106

87,800	Comcast Corp. – Class A	3,934,318

10,100	DISH Network Corp. – Class A *	358,752

59,600	Electronic Arts, Inc. *	8,312,412

31,800	Interpublic Group of Cos., Inc. (The)	564,768

19,489	Omnicom Group, Inc.	1,054,160

35,685	TEGNA, Inc.	446,776

143,900	Zynga Inc. – Class A *	1,303,734

	Total Media & Entertainment	24,089,954

	Pharmaceuticals, Biotechnology & Life Sciences — 11.1%

16,200	AbbVie, Inc.	1,551,474

31,400	Amgen, Inc.	7,954,248

42	See accompanying notes to the financial statements.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Pharmaceuticals, Biotechnology & Life Sciences — continued

13,800	Biogen, Inc. *	3,969,432

63,800	Bristol-Myers Squibb Co.	3,968,360

53,300	Eli Lilly & Co.	7,909,187

58,200	Gilead Sciences, Inc.	3,884,850

83,731	Merck & Co., Inc.	7,139,742

19,900	Mylan NV *	325,962

133,538	Pfizer, Inc.	5,046,401

6,600	Prestige Consumer Healthcare, Inc. *	240,438

4,500	United Therapeutics Corp. *	481,320

	Total Pharmaceuticals, Biotechnology & Life Sciences	42,471,414

	Real Estate — 0.1%

4,288	Jones Lang LaSalle, Inc.	441,836

	Retailing — 9.8%

2,500	Amazon.com, Inc. *	8,627,400

4,000	Asbury Automotive Group, Inc. *	423,160

15,400	AutoNation, Inc. *	875,644

500	AutoZone, Inc. *	598,155

37,340	Best Buy Co., Inc.	4,141,379

6,100	Big Lots, Inc.	287,615

11,000	Core-Mark Holding Co., Inc.	367,620

35,800	Designer Brands, Inc. – Class A	252,390

15,000	Dick’s Sporting Goods, Inc.	811,800

10,800	Dollar General Corp.	2,180,304

145,755	eBay, Inc.	7,984,459

14,400	Gap Inc. (The) *	250,416

7,800	Genuine Parts Co.	736,632

6,689	Group 1 Automotive, Inc.	578,197

1,500	Lithia Motors, Inc. – Class A	373,440

16,800	Lowe’s Cos., Inc.	2,766,792

5,800	Murphy U.S.A., Inc. *	782,188

4,400	Penske Automotive Group, Inc.	207,548

22,600	Qurate Retail, Inc. – Series A *	249,730

4,300	Sleep Number Corp. *	206,400

6,400	Sonic Automotive, Inc. – Class A	270,464

1,000	Stamps.com, Inc. *	249,340

12,300	Target Corp.	1,859,883

27,200	TJX Cos., Inc. (The)	1,490,288

11,200	Williams-Sonoma, Inc.	982,912

	Total Retailing	37,554,156

	Semiconductors & Semiconductor Equipment — 8.0%

16,200	Amkor Technology, Inc. *	197,559

115,500	Applied Materials, Inc.	7,114,800

6,400	Cirrus Logic, Inc. *	387,776

14,000	Entegris, Inc.	936,460

223,300	Intel Corp.	11,377,135

Shares	Description	Value ($)

	Semiconductors & Semiconductor Equipment — continued

7,500	KLA Corp.	1,538,550

12,900	Lam Research Corp.	4,338,786

10,800	Maxim Integrated Products, Inc.	739,152

37,800	Micron Technology, Inc. *	1,720,278

3,100	Skyworks Solutions, Inc.	449,035

2,800	Synaptics, Inc. *	238,924

15,700	Teradyne, Inc.	1,334,029

	Total Semiconductors & Semiconductor Equipment	30,372,484

	Software & Services — 12.1%

8,800	ACI Worldwide, Inc. *	258,544

3,700	Akamai Technologies, Inc. *	430,791

17,420	Amdocs Ltd.	1,066,627

14,400	Booz Allen Hamilton Holding Corp.	1,268,064

1,300	CACI International, Inc. – Class A *	304,447

48,905	Cadence Design Systems, Inc. *	5,424,053

15,727	Citrix Systems, Inc.	2,283,560

4,900	CSG Systems International, Inc.	208,593

9,100	Fortinet, Inc. *	1,201,245

14,295	Intuit, Inc.	4,937,350

3,900	j2 Global, Inc. *	272,961

51,753	Microsoft Corp.	11,671,854

81,400	NortonLifeLock, Inc.	1,914,528

140,900	Oracle Corp.	8,062,298

9,648	Progress Software Corp.	365,563

10,310	Sykes Enterprises, Inc. *	341,313

24,919	Synopsys, Inc. *	5,514,575

25,400	Western Union Co. (The)	599,186

	Total Software & Services	46,125,552

	Technology Hardware & Equipment — 10.8%

130,220	Apple, Inc.	16,803,589

11,533	Arrow Electronics, Inc. *	906,033

9,000	Avnet, Inc.	247,590

8,600	CDW Corp.	977,390

17,000	Ciena Corp. *	965,090

15,100	Corning, Inc.	490,146

5,100	F5 Networks, Inc. *	674,883

48,200	Flex Ltd. *	523,452

151,614	Hewlett Packard Enterprise Co.	1,466,107

166,240	HP, Inc.	3,249,992

5,200	II-VI, Inc. *	231,400

6,920	Insight Enterprises, Inc. *	413,851

18,400	Jabil, Inc.	628,360

72,800	Juniper Networks, Inc.	1,820,000

19,607	Motorola Solutions, Inc.	3,034,183

15,700	National Instruments Corp.	563,473

19,200	NetApp, Inc.	909,888

13,400	Sanmina Corp. *	379,220

See accompanying notes to the financial statements.	43

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Technology Hardware & Equipment — continued

39,100	Seagate Technology Plc	1,876,409

6,200	Super Micro Computer, Inc. *	169,818

5,900	SYNNEX Corp.	750,185

37,300	TE Connectivity Ltd.	3,603,180

32,700	Xerox Holdings Corp. *	616,722

	Total Technology Hardware & Equipment	41,300,961

	Telecommunication Services — 0.4%

10,500	Telephone & Data Systems, Inc.	242,865

22,400	Verizon Communications, Inc.	1,327,648

	Total Telecommunication Services	1,570,513

	Utilities — 0.0%

1,000	DTE Energy Co.	118,670

	TOTAL COMMON STOCKS (COST $319,988,414)	376,408,183

	MUTUAL FUNDS — 0.6%

	Affiliated Issuers — 0.6%

456,408	GMO U.S. Treasury Fund	2,300,296

	TOTAL MUTUAL FUNDS (COST $2,300,296)	2,300,296

	SHORT-TERM INVESTMENTS — 0.8%

	Money Market Funds — 0.8%

2,894,890	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (a)	2,894,890

	TOTAL SHORT-TERM INVESTMENTS (COST $2,894,890)	2,894,890

	TOTAL INVESTMENTS — 99.9% (Cost $325,183,600)	381,603,369

	Other Assets and Liabilities (net) — 0.1%	519,669

	TOTAL NET ASSETS — 100.0%	$382,123,038

A summary of outstanding financial instruments at August 31, 2020 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 5	S&P 500 E-Mini	September 2020	$874,725	$116,237

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	The rate disclosed is the 7 day net yield as of August 31, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 51.

44	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.6%
Mutual Funds	0.2
Short-Term Investments	0.1
Rights/Warrants	0.0 ^
Futures Contracts	0.0 ^
Other	1.1

100.0%

Industry Group Summary	% of Equity Investments#
Capital Goods	12.1%
Banks	10.7
Retailing	9.9
Materials	8.1
Technology Hardware & Equipment	7.2
Commercial & Professional Services	6.2
Real Estate	5.6
Diversified Financials	5.5
Consumer Durables & Apparel	5.3
Health Care Equipment & Services	4.7
Consumer Services	3.9
Pharmaceuticals, Biotechnology & Life Sciences	3.2
Energy	3.2
Software & Services	3.0
Media & Entertainment	2.7
Telecommunication Services	1.8
Automobiles & Components	1.3
Food, Beverage & Tobacco	1.2
Household & Personal Products	1.1
Food & Staples Retailing	1.0
Insurance	0.8
Semiconductors & Semiconductor Equipment	0.7
Transportation	0.7
Utilities	0.1

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

45

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.6%

	Automobiles & Components — 1.3%

38,600	Cooper Tire & Rubber Co.	1,334,402

70,600	Dana, Inc.	984,870

22,100	Garrett Motion, Inc. *	60,775

700	Gentherm, Inc. *	31,661

18,800	Modine Manufacturing Co. *	127,276

31,200	Standard Motor Products, Inc.	1,417,728

79,100	Stoneridge, Inc. *	1,597,820

6,800	Tenneco, Inc. – Class A *	55,284

	Total Automobiles & Components	5,609,816

	Banks — 10.5%

12,800	1st Source Corp.	440,960

24,500	Amalgamated Bank – Class A	288,365

3,100	Arrow Financial Corp.	88,815

59,400	Associated Banc-Corp.	798,336

41,800	Bancorp, Inc. (The) *	397,100

42,200	Boston Private Financial Holdings, Inc.	250,668

17,000	Bridge Bancorp, Inc.	340,170

57,800	Brookline Bancorp, Inc.	554,880

11,800	Cathay General Bancorp	291,342

2,900	Century Bancorp, Inc. – Class A	204,305

5,800	Civista Bancshares, Inc.	77,430

1,200	CNB Financial Corp.	19,140

7,695	Community Trust Bancorp, Inc.	248,318

81,800	Dime Community Bancshares, Inc.	1,055,220

15,500	Essent Group Ltd.	553,350

16,400	Financial Institutions, Inc.	282,572

8,576	First Community Bankshares, Inc.	165,002

10,900	First Financial Corp.	374,851

182,600	Flagstar Bancorp, Inc.	5,737,292

9,800	Flushing Financial Corp.	118,874

8,800	Great Southern Bancorp, Inc.	339,152

216,400	Hilltop Holdings, Inc.	4,457,840

6,300	Independent Bank Corp.	93,933

84,400	International Bancshares Corp.	2,665,352

449,500	Investors Bancorp, Inc.	3,483,625

12,500	Lakeland Financial Corp.	571,125

7,000	Mercantile Bank Corp.	152,880

5,400	Merchants Bancorp	110,052

4,500	Northrim BanCorp, Inc.	121,095

59,700	Northwest Bancshares, Inc.	603,567

129,400	OFG Bancorp	1,661,496

19,400	Old National Bancorp	271,212

1,500	Park National Corp.	134,865

151,900	PennyMac Financial Services, Inc.	8,008,168

67,244	Premier Financial Corp.	1,228,884

70,500	Radian Group, Inc.	1,088,520

5,700	Sierra Bancorp	101,859

3,000	Territorial Bancorp, Inc.	63,480

17,900	Towne Bank/Portsmouth VA	317,367

28,500	TriCo Bancshares	789,165

35,700	TrustCo Bank Corp. NY	212,772

Shares	Description	Value ($)

	Banks — continued

29,900	Umpqua Holdings Corp.	337,272

107,800	Walker & Dunlop, Inc.	5,905,284

58,803	Waterstone Financial, Inc.	910,858

	Total Banks	45,916,813

	Capital Goods — 12.0%

500	AAR Corp.	10,090

9,800	AGCO Corp.	696,780

8,900	Allied Motion Technologies, Inc.	379,051

2,300	Applied Industrial Technologies, Inc.	138,483

41,400	Arcosa, Inc.	1,916,406

34,900	AZZ, Inc.	1,212,077

202,000	Builders FirstSource, Inc. *	6,185,240

23,700	Ducommun, Inc. *	885,669

9,800	Encore Wire Corp.	505,778

16,100	EnPro Industries, Inc.	942,172

184,500	Federal Signal Corp.	5,926,140

21,600	Gibraltar Industries, Inc. *	1,348,812

27,225	Gorman-Rupp Co. (The)	869,839

107,900	Griffon Corp.	2,344,667

5,400	Hurco Cos, Inc.	152,712

34,200	Hyster-Yale Materials Handling, Inc.	1,379,628

5,200	Insteel Industries, Inc.	95,888

93,300	Meritor, Inc. *	2,123,508

9,400	Miller Industries, Inc.	294,878

87,000	Moog, Inc. – Class A	5,245,230

69,500	Mueller Industries, Inc.	2,064,150

7,700	National Presto Industries, Inc.	692,461

41,400	nVent Electric Plc	791,568

14,100	Park-Ohio Holdings Corp.	223,062

3,100	Preformed Line Products Co.	168,671

222,500	Resideo Technologies, Inc. *	2,972,600

22,000	Systemax, Inc.	488,180

13,800	Tennant Co.	917,286

51,200	Terex Corp.	1,001,984

125,100	UFP Industries, Inc.	7,424,685

64,000	Vectrus, Inc. *	2,778,240

5,500	Veritiv Corp. *	95,590

	Total Capital Goods	52,271,525

	Commercial & Professional Services — 6.1%

425,929	ACCO Brands Corp.	2,760,020

140,900	Brady Corp. – Class A	6,606,801

53,500	CBIZ, Inc. *	1,301,120

15,500	CRA International, Inc.	658,905

88,000	Deluxe Corp.	2,499,200

28,600	Ennis, Inc.	524,238

26,500	Heidrick & Struggles International, Inc.	573,195

187,100	Herman Miller, Inc.	4,458,593

41,900	HNI Corp.	1,334,515

6,800	Huron Consulting Group, Inc. *	294,984

58,400	Interface, Inc.	441,504

46	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Commercial & Professional Services — continued

54,900	Kelly Services, Inc. – Class A	1,042,551

8,900	Kforce, Inc.	305,626

96,600	Kimball International, Inc. – Class B	1,082,886

60,600	Resources Connection, Inc.	744,774

198,600	Steelcase, Inc. – Class A	2,075,370

10,300	TrueBlue, Inc. *	174,276

	Total Commercial & Professional Services	26,878,558

	Consumer Durables & Apparel — 5.2%

132,900	Acushnet Holdings Corp.	4,690,041

6,026	Clarus Corp.	75,867

136,600	Ethan Allen Interiors, Inc.	1,945,184

63,800	G-III Apparel Group Ltd. *	705,628

21,000	Hooker Furniture Corp.	517,650

19,900	Johnson Outdoors, Inc. – Class A	1,705,629

76,500	La-Z-Boy, Inc.	2,486,250

88,500	MDC Holdings, Inc.	3,839,130

57,800	Movado Group, Inc.	630,598

125,700	Nautilus, Inc. *	1,489,545

23,600	Rocky Brands, Inc.	568,288

85,400	TRI Pointe Group, Inc. *	1,441,552

15,800	Universal Electronics, Inc. *	649,064

119,800	Vera Bradley, Inc. *	631,346

68,300	Vista Outdoor, Inc. *	1,325,703

	Total Consumer Durables & Apparel	22,701,475

	Consumer Services — 3.8%

59,000	Adtalem Global Education, Inc. *	1,958,800

14,700	American Public Education, Inc. *	462,168

95,800	Bloomin’ Brands, Inc.	1,373,772

196,300	Brinker International, Inc.	8,841,352

28,600	Carriage Services, Inc.	633,204

800	Graham Holdings Co. – Class B	342,360

89,500	H&R Block, Inc.	1,297,750

120,500	Perdoceo Education Corp. *	1,731,585

	Total Consumer Services	16,640,991

	Diversified Financials — 5.5%

17,300	Ares Commercial Real Estate Corp. (REIT)	172,308

46,800	Artisan Partners Asset Management, Inc. – Class A	1,811,628

62,500	Brightsphere Investment Group, Inc.	866,250

30,500	Curo Group Holdings Corp.	234,850

800	Diamond Hill Investment Group, Inc.	99,128

134,700	Donnelley Financial Solutions, Inc. *	1,468,230

37,400	Ellington Financial, Inc. (REIT)	466,004

36,700	Encore Capital Group, Inc. *	1,685,998

189,317	Enova International, Inc. *	3,233,534

63,000	Federated Hermes, Inc.	1,506,330

33,900	Oppenheimer Holdings, Inc. – Class A	828,177

247,100	PennyMac Mortgage Investment Trust (REIT)	4,235,294

Shares	Description	Value ($)

	Diversified Financials — continued

163,400	SLM Corp.	1,248,376

46,500	StoneX Group, Inc. *	2,636,550

202,500	Waddell & Reed Financial, Inc. – Class A	3,189,375

18,400	Westwood Holdings Group, Inc.	209,392

	Total Diversified Financials	23,891,424

	Energy — 3.1%

58,700	Evolution Petroleum Corp.	160,251

11,800	Exterran Corp. *	54,280

25,500	Geospace Technologies Corp. *	167,025

42,665	Laredo Petroleum, Inc. *	697,573

28,500	Liberty Oilfield Services, Inc. – Class A	183,825

39,880	Matrix Service Co. *	368,491

76,100	Penn Virginia Corp. *	869,062

29,300	Plains GP Holdings LP – Class A	214,183

60,800	Renewable Energy Group, Inc. *	2,032,544

4,200	REX American Resources Corp. *	259,476

22,300	RPC, Inc. *	69,799

902,600	Southwestern Energy Co. *	2,509,228

226,800	World Fuel Services Corp.	5,987,520

	Total Energy	13,573,257

	Food & Staples Retailing — 1.0%

27,400	Ingles Markets, Inc. – Class A	1,106,960

7,200	Natural Grocers by Vitamin Cottage, Inc.	84,384

70,000	SpartanNash Co.	1,398,600

26,500	United Natural Foods, Inc. *	478,325

8,800	Village Super Market, Inc. – Class A	223,872

19,100	Weis Markets, Inc.	940,293

	Total Food & Staples Retailing	4,232,434

	Food, Beverage & Tobacco — 1.2%

6,016	Seneca Foods Corp. – Class A *	284,918

112,000	Universal Corp.	4,861,920

	Total Food, Beverage & Tobacco	5,146,838

	Health Care Equipment & Services — 4.6%

123,800	Allscripts Healthcare Solutions, Inc. *	1,105,534

40,900	AngioDynamics, Inc. *	383,029

48,100	Computer Programs & Systems, Inc.	1,316,016

15,300	FONAR Corp. *	388,161

31,700	HealthStream, Inc. *	656,665

28,100	Inogen, Inc. *	849,463

34,000	Integer Holdings Corp. *	2,354,840

41,300	Lantheus Holdings, Inc. *	554,246

80,500	Meridian Bioscience, Inc. *	1,138,270

35,900	Natus Medical, Inc. *	651,944

52,600	NextGen Healthcare, Inc. *	697,476

65,200	OraSure Technologies, Inc. *	764,144

193,100	Owens & Minor, Inc.	3,201,598

See accompanying notes to the financial statements.	47

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Health Care Equipment & Services — continued

93,600	Patterson Cos., Inc.	2,715,336

5,500	Providence Service Corp. (The) *	509,245

9,500	SeaSpine Holdings Corp. *	126,445

85,900	Select Medical Holdings Corp. *	1,724,013

71,500	Surgalign Holdings, Inc. *	158,730

8,700	Surmodics, Inc. *	393,675

6,500	Triple-S Management Corp. – Class B *	120,900

33,500	Varex Imaging Corp. *	371,515

	Total Health Care Equipment & Services	20,181,245

	Household & Personal Products — 1.1%

11,900	Central Garden & Pet Co. *	484,211

42,600	Central Garden & Pet Co. – Class A *	1,583,016

23,600	Inter Parfums, Inc.	1,054,212

11,200	Nu Skin Enterprises, Inc. – Class A	529,424

16,200	USANA Health Sciences, Inc. *	1,270,242

	Total Household & Personal Products	4,921,105

	Insurance — 0.8%

19,200	American Equity Investment Life Holding Co.	459,072

33,000	Employers Holdings, Inc.	1,075,140

6,600	FedNat Holding Co.	56,034

41,500	National General Holdings Corp.	1,413,075

32,700	Universal Insurance Holdings, Inc.	606,585

	Total Insurance	3,609,906

	Materials — 8.0%

21,000	American Vanguard Corp.	297,150

86,600	Avient Corp.	2,210,032

5,900	Cabot Corp.	218,359

30,500	FutureFuel Corp.	369,050

83,900	Greif, Inc. – Class A	3,091,715

4,500	Hawkins, Inc.	225,990

3,700	HB Fuller Co.	178,229

75,500	Innospec, Inc.	5,639,095

24,400	Koppers Holdings, Inc. *	587,064

5,900	Kronos Worldwide, Inc.	73,691

72,100	Materion Corp.	3,935,939

3,000	Minerals Technologies, Inc.	152,250

23,300	Neenah, Inc.	1,031,724

36,200	Reliance Steel & Aluminum Co.	3,796,294

126,400	Schweitzer-Mauduit International, Inc.	3,833,712

18,800	Silgan Holdings, Inc.	715,528

19,229	Stepan Co.	2,216,911

74,900	Tredegar Corp.	1,268,057

128,200	Valvoline, Inc.	2,615,280

45,100	Verso Corp. – Class A	591,261

46,300	Worthington Industries, Inc.	1,922,839

	Total Materials	34,970,170

Shares	Description	Value ($)

	Media & Entertainment — 2.6%

67,900	Cars.com, Inc. *	589,372

92,200	DHI Group, Inc. *	224,046

270,600	Liberty TripAdvisor Holdings, Inc. – Class A *	757,680

79,400	Marchex, Inc. – Class B *	142,126

41,100	Scholastic Corp.	924,750

63,300	Sciplay Corp. – Class A *	834,611

553,000	TEGNA, Inc.	6,923,560

66,000	Tribune Publishing Co.	749,100

65,200	TrueCar, Inc. *	308,396

6,100	WideOpenWest, Inc. *	35,075

	Total Media & Entertainment	11,488,716

	Pharmaceuticals, Biotechnology & Life Sciences — 3.2%

41,900	Amneal Pharmaceuticals, Inc. *	172,209

22,300	Arcus Biosciences, Inc. *	530,740

56,900	CytomX Therapeutics, Inc. *	415,370

23,300	Enanta Pharmaceuticals, Inc. *	1,216,027

581,200	Endo International Plc *	1,749,412

39,900	Kezar Life Sciences, Inc. *	193,914

95,500	Luminex Corp.	2,548,895

227,900	PDL BioPharma, Inc. *	763,465

14,000	Phibro Animal Health Corp. – Class A	300,440

141,300	Prestige Consumer Healthcare, Inc. *	5,147,559

4,800	Scholar Rock Holding Corp. *	72,480

4,000	United Therapeutics Corp. *	427,840

39,900	Vanda Pharmaceuticals, Inc. *	410,571

	Total Pharmaceuticals, Biotechnology & Life Sciences	13,948,922

	Real Estate — 5.5%

424,800	CoreCivic, Inc. (REIT)	3,954,888

220,000	CorePoint Lodging, Inc. (REIT)	1,249,600

347,900	GEO Group, Inc. (REIT)	3,882,564

604,600	Newmark Group, Inc. – Class A	2,678,378

321,800	Realogy Holdings Corp.	3,565,544

125,900	Retail Properties of America, Inc. – Class A (REIT)	794,429

297,800	Summit Hotel Properties, Inc. (REIT)	1,754,042

402,500	Sunstone Hotel Investors, Inc. (REIT)	3,352,825

67,900	Uniti Group, Inc. (REIT)	666,778

224,100	Xenia Hotels & Resorts, Inc. (REIT)	2,012,418

	Total Real Estate	23,911,466

	Retailing — 9.8%

92,800	AutoNation, Inc. *	5,276,608

126,900	Big Lots, Inc.	5,983,335

23,500	Cato Corp. (The) – Class A	188,000

83,400	Core-Mark Holding Co., Inc.	2,787,228

29,800	Designer Brands, Inc. – Class A	210,090

48	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Retailing — continued

113,900	Dick’s Sporting Goods, Inc.	6,164,268

43,100	Genesco, Inc. *	840,450

89,200	Group 1 Automotive, Inc.	7,710,448

83,813	Haverty Furniture Cos, Inc.	1,770,131

23,400	Hibbett Sports, Inc. *	780,858

11,850	ODP Corp. (The)	277,053

23,600	Rent-A-Center, Inc.	724,520

82,800	Sally Beauty Holdings, Inc. *	924,048

60,300	Shoe Carnival, Inc.	1,982,664

127,800	Sonic Automotive, Inc. – Class A	5,400,828

2,600	Weyco Group, Inc.	46,800

62,200	Zumiez, Inc. *	1,597,296

	Total Retailing	42,664,625

	Semiconductors & Semiconductor Equipment — 0.7%

51,500	Alpha & Omega Semiconductor Ltd. *	697,825

23,800	Amkor Technology, Inc. *	290,241

104,600	DSP Group, Inc. *	1,499,964

4,200	Kulicke & Soffa Industries, Inc.	100,716

48,700	Photronics, Inc. *	488,461

900	Synaptics, Inc. *	76,797

	Total Semiconductors & Semiconductor Equipment	3,154,004

	Software & Services — 2.9%

8,600	Avaya Holdings Corp. *	133,472

22,200	Cerence, Inc. *	1,181,040

54,000	CSG Systems International, Inc.	2,298,780

4,900	Hackett Group, Inc. (The)	61,789

10,900	MicroStrategy, Inc. – Class A *	1,574,396

24,200	OneSpan, Inc. *	521,510

98,400	Progress Software Corp.	3,728,376

73,800	Sykes Enterprises, Inc. *	2,443,149

36,400	Unisys Corp. *	424,424

33,900	Xperi Holding Corp.	424,767

	Total Software & Services	12,791,703

	Technology Hardware & Equipment — 7.1%

104,446	ADTRAN, Inc.	1,158,306

176,400	Arlo Technologies, Inc. *	1,010,772

23,600	Avnet, Inc.	649,236

182,800	Benchmark Electronics, Inc.	3,584,708

12,700	Calix, Inc. *	247,015

121,500	Comtech Telecommunications Corp.	2,016,900

43,300	CTS Corp.	904,970

47,500	Digi International, Inc. *	646,950

14,700	ePlus, Inc. *	1,127,784

120,900	Insight Enterprises, Inc. *	7,230,424

30,900	Kimball Electronics, Inc. *	416,687

36,900	Methode Electronics, Inc.	1,044,639

38,700	NETGEAR, Inc. *	1,290,645

19,800	NetScout Systems, Inc. *	458,172

25,000	PC Connection, Inc.	1,107,250

Shares	Description	Value ($)

	Technology Hardware & Equipment — continued

266,200	Sanmina Corp. *	7,533,460

6,400	ScanSource, Inc. *	158,016

4,526	Vishay Precision Group, Inc. *	112,743

22,400	Xerox Holdings Corp. *	422,464

	Total Technology Hardware & Equipment	31,121,141

	Telecommunication Services — 1.8%

3,000	ATN International, Inc.	174,000

63,500	Consolidated Communications Holdings, Inc. *	494,030

52,000	IDT Corp. – Class B *	339,040

11,400	Ooma, Inc. *	155,496

106,378	Spok Holdings, Inc.	1,153,138

186,600	Telephone & Data Systems, Inc.	4,316,058

33,600	United States Cellular Corp. *	1,222,368

	Total Telecommunication Services	7,854,130

	Transportation — 0.7%

31,700	ArcBest Corp.	1,072,094

17,800	Atlas Air Worldwide Holdings, Inc. *	1,003,742

16,200	Hub Group, Inc. – Class A *	872,208

	Total Transportation	2,948,044

	Utilities — 0.1%

62,100	Genie Energy Ltd. – Class B	548,964

	TOTAL COMMON STOCKS (COST $452,914,012)	430,977,272

	MUTUAL FUNDS — 0.2%

	Affiliated Issuers — 0.2%

150,813	GMO U.S. Treasury Fund	760,097

	TOTAL MUTUAL FUNDS (COST $760,097)	760,097

	RIGHTS/WARRANTS — 0.0%

	Pharmaceuticals, Biotechnology & Life Sciences — 0.0%

72,700	Achillion Pharmaceuticals, Inc. CVR * (a)	36,350

	TOTAL RIGHTS/WARRANTS (COST $33,442)	36,350

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

418,520	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (b)	418,520

	TOTAL SHORT-TERM INVESTMENTS (COST $418,520)	418,520

	TOTAL INVESTMENTS — 98.9% (Cost $454,126,071)	432,192,239

	Other Assets and Liabilities (net) — 1.1%	4,933,498

	TOTAL NET ASSETS — 100.0%	$437,125,737

See accompanying notes to the financial statements.	49

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

A summary of outstanding financial instruments at August 31, 2020 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 5	E-mini Russell 2000 Index	September 2020	$390,325	$15,176

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable input.

(b)	The rate disclosed is the 7 day net yield as of August 31, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 51.

50	See accompanying notes to the financial statements.

GMO Trust Funds

August 31, 2020 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

OJSC – Open Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose financial Company)

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

The rates shown on variable rate notes are the current interest rates at August 31, 2020, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

GS - Goldman Sachs International

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

THB - Thai Baht

USD - United States Dollar

See accompanying notes to the financial statements.	51

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2020 (Unaudited)

	Climate Change Fund	Cyclical Focus Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$5,778,990	$650,000	$20,163,838	$4,219,267

Investments in unaffiliated issuers, at value (Note 2)(b) (c)	136,975,064	135,617,253	917,461,962	2,845,334,787

Foreign currency, at value (Note 2)(d)	48,451	46,141	162,355	61,774,140

Cash	—	3	—	281,203

Receivable for investments sold	—	—	16,542,491	52,485,198

Receivable for Fund shares sold	—	—	—	25,899

Dividends and interest receivable	112,935	344,467	631,374	2,480,235

Dividend withholding tax receivable	21,848	24,342	219,555	176,552

Foreign capital gains tax refund receivable (Note 2)	—	—	5,292,004	3,745,261

Unrealized appreciation on open forward currency contracts (Note 4)	—	—	491,821	—

Due from broker (Note 2)	—	—	683,607	1,564,843

Receivable for variation margin on open futures contracts (Note 4)	—	—	1,879,122	752,050

Receivable for open OTC swap contracts (Note 4)	—	—	—	693,922

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	23,083	11,572	18,367	63,789

Total assets	142,960,371	136,693,778	963,546,496	2,973,597,146

Liabilities:

Payable for cash collateral from securities loaned (Note 2)	349,329	—	—	—

Payable for investments purchased	596	—	8,026,317	1,699,531

Payable for Fund shares repurchased	—	—	64,462	51,813,530

Payable to affiliate for (Note 5):

Management fee	70,406	37,481	594,309	1,651,104

Shareholder service fee	17,601	6,247	101,077	232,079

Payable to agents unaffiliated with GMO	31	33	259	867

Payable for variation margin on open futures contracts (Note 4)	—	—	677,040	4,070,920

Unrealized depreciation on open forward currency contracts (Note 4)	—	—	1,021,220	—

Payable for open OTC swap contracts (Note 4)	—	—	558,213	—

Payable to Trustees and related expenses	488	119	3,873	11,400

Accrued expenses	78,110	113,005	333,426	1,076,550

Miscellaneous payable	—	—	—	892,572

Total liabilities	516,561	156,885	11,380,196	61,448,553

Net assets	$142,443,810	$136,536,893	$952,166,300	$2,912,148,593

(a) Cost of investments – affiliated issuers:	$5,778,990	$650,000	$20,163,838	$16,682,016

(b) Cost of investments – unaffiliated issuers:	$123,747,049	$118,908,551	$771,429,214	$2,853,793,174

(c) Includes securities on loan at value (Note 2):	$3,764,202	$50,439	$—	$7,505,651

(d) Cost of foreign currency:	$47,927	$45,533	$160,329	$60,978,436

52	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2020 (Unaudited) — (Continued)

	Climate Change Fund	Cyclical Focus Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund
Net assets consist of:

Paid-in capital	$131,133,669	$115,384,646	$958,693,108	$4,249,889,572

Distributable earnings (accumulated loss)	11,310,141	21,152,247	(6,526,808)	(1,337,740,979)

	$142,443,810	$136,536,893	$952,166,300	$2,912,148,593

Net assets attributable to:

Class II	$—	$—	$305,449,926	$337,017,717

Class III	$131,189,420	$—	$11,724,999	$430,445,006

Class V	$—	$—	$634,991,375	$135,890,469

Class VI	$—	$136,536,893	$—	$1,968,168,470

Class R6	$7,775,728	$—	$—	$23,275,735

Class I	$3,478,662	$—	$—	$17,351,196

Shares outstanding:

Class II	—	—	12,758,250	10,474,135

Class III	5,218,986	—	489,722	13,335,924

Class V	—	—	26,520,616	4,254,364

Class VI	—	5,737,820	—	61,618,683

Class R6	309,806	—	—	723,782

Class I	138,546	—	—	539,461

Net asset value per share:

Class II	$—	$—	$23.94	$32.18

Class III	$25.14	$—	$23.94	$32.28

Class V	$—	$—	$23.94	$31.94

Class VI	$—	$23.80	$—	$31.94

Class R6	$25.10	$—	$—	$32.16

Class I	$25.11	$—	$—	$32.16

See accompanying notes to the financial statements.	53

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2020 (Unaudited) — (Continued)

	International Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—	$15,830,961	$—	$—

Investments in unaffiliated issuers, at value (Note 2)(b) (c)	2,636,696,098	7,123,020,870	589,044,045	16,590,663

Foreign currency, at value (Note 2)(d)	507,441	16	832,204	—

Receivable for Fund shares sold	85,476	2,257,955	22,500	—

Dividends and interest receivable	9,813,056	8,608,351	1,452,914	16,611

Dividend withholding tax receivable	2,104,714	3,238,811	174,273	—

Due from broker (Note 2)	4,357	—	—	319,605

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	84,977	105,604	—	4,938

Total assets	2,649,296,119	7,153,062,568	591,525,936	16,931,817

Liabilities:

Payable for investments purchased	1,187	—	1,104	—

Payable for Fund shares repurchased	124,391	5,340,800	—	—

Accrued foreign capital gains tax payable (Note 2)	—	—	8,557	—

Payable to affiliate for (Note 5):

Management fee	1,133,322	1,950,216	247,999	3,579

Shareholder service fee	227,220	662,284	61,322	803

Payable to agents unaffiliated with GMO	848	1,850	130	8

Payable for variation margin on open futures contracts (Note 4)	188,760	—	—	—

Payable to Trustees and related expenses	11,356	20,282	1,911	37

Written options outstanding, at value (Note 4)(e)	—	—	—	139,160

Accrued expenses	570,850	558,352	149,796	58,294

Total liabilities	2,257,934	8,533,784	470,819	201,881

Net assets	$2,647,038,185	$7,144,528,784	$591,055,117	$16,729,936

(a) Cost of investments – affiliated issuers:	$—	$15,705,282	$—	$—

(b) Cost of investments – unaffiliated issuers:	$2,602,482,199	$4,490,364,104	$563,771,914	$16,564,440

(c) Includes securities on loan at value (Note 2):	$—	$—	$16,820,856	$—

(d) Cost of foreign currency:	$502,638	$16	$823,032	$—

(e) Premiums on written options:	$—	$—	$—	$309,517

54	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2020 (Unaudited) — (Continued)

	International Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund
Net assets consist of:

Paid-in capital	$3,743,916,820	$4,119,345,294	$571,147,893	$19,862,266

Distributable earnings (accumulated loss)	(1,096,878,635)	3,025,183,490	19,907,224	(3,132,330)

	$2,647,038,185	$7,144,528,784	$591,055,117	$16,729,936

Net assets attributable to:

Class II	$4,874,946	$—	$—	$—

Class III	$446,392,802	$3,562,791,963	$279,414,120	$201,314

Class IV	$2,195,770,437	$918,430,553	$311,640,997	$—

Class VI	$—	$2,411,937,602	$—	$16,528,622

Class R6	$—	$102,517,875	$—	$—

Class I	$—	$148,850,791	$—	$—

Shares outstanding:

Class II	236,206	—	—	—

Class III	21,375,186	138,549,813	14,130,135	7,823

Class IV	105,320,917	35,638,620	15,804,242	—

Class VI	—	93,773,676	—	647,539

Class R6	—	3,988,981	—	—

Class I	—	5,797,125	—	—

Net asset value per share:

Class II	$20.64	$—	$—	$—

Class III	$20.88	$25.71	$19.77	$25.73

Class IV	$20.85	$25.77	$19.72	$—

Class VI	$—	$25.72	$—	$25.53

Class R6	$—	$25.70	$—	$—

Class I	$—	$25.68	$—	$—

See accompanying notes to the financial statements.	55

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2020 (Unaudited) — (Continued)

	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$575,165	$2,300,296	$760,097

Investments in unaffiliated issuers, at value (Note 2)(b)	38,338,930	379,303,073	431,432,142

Foreign currency, at value (Note 2)(c)	39,427	—	—

Receivable for investments sold	—	—	6,741,551

Dividends and interest receivable	134,327	663,671	446,949

Dividend withholding tax receivable	26,670	—	—

Foreign capital gains tax refund receivable (Note 2)	2,071	—	—

Due from broker (Note 2)	11,130	72,966	31,997

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	21,305	13,973	255

Total assets	39,149,025	382,353,979	439,412,991

Liabilities:

Payable for investments purchased	40	—	1,945,865

Payable for Fund shares repurchased	9,691	—	110,165

Payable to affiliate for (Note 5):

Management fee	16,618	99,734	115,974

Shareholder service fee	4,985	25,109	20,576

Payable to agents unaffiliated with GMO	14	131	112

Payable for variation margin on open futures contracts (Note 4)	715	1,375	3,600

Payable to Trustees and related expenses	184	2,104	1,873

Accrued expenses	141,238	102,488	89,089

Total liabilities	173,485	230,941	2,287,254

Net assets	$38,975,540	$382,123,038	$437,125,737

(a) Cost of investments – affiliated issuers:	$574,107	$2,300,296	$760,097

(b) Cost of investments – unaffiliated issuers:	$29,956,351	$322,883,304	$453,365,974

(c) Cost of foreign currency:	$39,188	$—	$—

56	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2020 (Unaudited) — (Continued)

	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Net assets consist of:

Paid-in capital	$35,944,817	$327,502,853	$478,336,368

Distributable earnings (accumulated loss)	3,030,723	54,620,185	(41,210,631)

	$38,975,540	$382,123,038	$437,125,737

Net assets attributable to:

Class III	$38,975,540	$93,389,693	$—

Class VI	$—	$288,733,345	$437,125,737

Shares outstanding:

Class III	2,765,606	7,377,166	—

Class VI	—	23,024,753	24,388,966

Net asset value per share:

Class III	$14.09	$12.66	$—

Class VI	$—	$12.54	$17.92

See accompanying notes to the financial statements.	57

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2020 (Unaudited)

	Climate Change Fund	Cyclical Focus Fund*	Emerging Domestic Opportunities Fund	Emerging Markets Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$1,482,212	$1,071,626	$9,043,390	$78,419,574

Dividends from affiliated issuers (Note 10)	3,608	302	24,662	—

Interest	—	—	4,303	80,769

Securities lending income from affiliated issuers (net)	10,247	—	—	—

Securities lending income (net)	5,762	—	—	67,915

Total investment income	1,501,829	1,071,928	9,072,355	78,568,258

Expenses:

Management fee (Note 5)	343,653	125,595	3,230,661	10,354,906

Shareholder service fee – Class II (Note 5)	—	—	302,144	393,681

Shareholder service fee – Class III (Note 5)	82,203	—	23,254	267,419

Shareholder service fee – Class V (Note 5)	—	—	236,227	69,622

Shareholder service fee – Class VI (Note 5)	—	20,933	—	546,490

Shareholder service fee – Class R6 (Note 5)	2,490	—	—	19,141 **

Shareholder service fee – Class I (Note 5)	1,220	—	—	17,378

Organizational expenses	—	71,000	—	—

Audit and tax fees	43,297	26,038	55,642	133,095

Custodian, fund accounting agent and transfer agent fees	34,950	11,886	297,392	1,050,619

Legal fees	7,810	2,847	22,391	55,739

Registration fees	9,936	—	8,328	44,632

Trustees’ fees and related expenses (Note 5)	1,970	1,129	15,297	49,946

Miscellaneous	8,592	2,302	11,848	39,821

Total expenses	536,121	261,730	4,203,184	13,042,489

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(92,120)	(112,434)	(91,105)	(1,563,708)

Indirectly incurred management fees waived or borne by GMO (Note 5)	(2,182)	—	(7,922)	—

Net expenses	441,819	149,296	4,104,157	11,478,781

Net investment income (loss)	1,060,010	922,632	4,968,198	67,089,477

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	3,091,639	3,447,513	(54,872,140)	(52,698,767)

Investments in affiliated issuers	25,397	—	(4,286,202)	(1,353,564)

Futures contracts	—	—	(1,077,171)	(2,927,234)

Swap contracts	—	—	4,059,966	9,479,649

Forward currency contracts	—	—	(2,124)	—

Foreign currency and foreign currency related transactions	(8,862)	68,687	(885,977)	(1,529,598)

Net realized gain (loss)	3,108,174	3,516,200	(57,063,648)	(49,029,514)

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	12,539,232	16,708,702	143,218,919	94,150,992

Investments in affiliated issuers	(14,867)	—	8,537,548	(38,840)

Futures contracts	—	—	693,029	22,792,229

Swap contracts	—	—	(1,177,155)	(132,196)

Forward currency contracts	—	—	(123,484)	—

Foreign currency and foreign currency related transactions	5,737	4,713	22,381	855,561

Net change in unrealized appreciation (depreciation)	12,530,102	16,713,415	151,171,238	117,627,746

Net realized and unrealized gain (loss)	15,638,276	20,229,615	94,107,590	68,598,232

Net increase (decrease) in net assets resulting from operations	$16,698,286	$21,152,247	$99,075,788	$135,687,709

(a) Withholding tax:	$103,090	$64,103	$1,427,700	$9,931,485

(b) Foreign capital gains tax on net realized gain (loss):	$—	$—	$37,452	$234,598

(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$—	$—	$(446,384)	$—

* Period from May 12, 2020 (commencement of operations) through August 31, 2020.

** Period from March 31, 2020 (commencement of operations) through August 31, 2020.

58	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2020 (Unaudited) — (Continued)

	International Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$57,103,663	$67,493,079	$8,938,614	$1,443

Non-cash dividends from unaffiliated issuers	—	—	551,982	—

Dividends from affiliated issuers (Note 10)	—	24,505	—	—

Interest	148,998	313,577	25,554	40,753

Securities lending income (net)	—	—	100,364	—

Total investment income	57,252,661	67,831,161	9,616,514	42,196

Expenses:

Management fee (Note 5)	6,820,638	10,668,443	1,245,465	22,702

Shareholder service fee – Class II (Note 5)	7,060	—	—	—

Shareholder service fee – Class III (Note 5)	325,908	2,448,118	163,535	289

Shareholder service fee – Class IV (Note 5)	1,029,282	437,714	140,070	—

Shareholder service fee – Class VI (Note 5)	—	595,839	—	4,888

Shareholder service fee – Class R6 (Note 5)	—	61,247	—	—

Shareholder service fee – Class I (Note 5)	—	89,608	—	—

Audit and tax fees	99,688	39,127	45,269	22,308

Custodian, fund accounting agent and transfer agent fees	362,152	492,746	120,480	10,053

Legal fees	51,619	102,955	11,966	671

Registration fees	20,404	36,552	2,426	1,350

Trustees’ fees and related expenses (Note 5)	47,986	107,122	8,342	300

Miscellaneous	56,010	20,330	9,309	9,156 *

Total expenses	8,820,747	15,099,801	1,746,862	71,717

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(512,327)	(586,978)	—	(43,246)

Indirectly incurred management fees waived or borne by GMO (Note 5)	—	(6,381)	(89)	—

Net expenses	8,308,420	14,506,442	1,746,773	28,471

Net investment income (loss)	48,944,241	53,324,719	7,869,741	13,725

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers	(126,491,269)	348,956,209	11,703,107	(8,108,630)

Investments in affiliated issuers	—	—	10,764	—

Futures contracts	(18,241,371)	—	—	—

Written options	—	—	—	2,790,470

Foreign currency and foreign currency related transactions	(22,012)	14,321	(277,791)	1,232

Net realized gain (loss)	(144,754,652)	348,970,530	11,436,080	(5,316,928)

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	183,814,293	659,383,589	37,972,690	23,963

Investments in affiliated issuers	—	62,821	(7,302)	—

Futures contracts	9,075,413	—	—	—

Written Options	—	—	—	2,147,602

Foreign currency and foreign currency related transactions	756,474	265,461	89,499	—

Net change in unrealized appreciation (depreciation)	193,646,180	659,711,871	38,054,887	2,171,565

Net realized and unrealized gain (loss)	48,891,528	1,008,682,401	49,490,967	(3,145,363)

Net increase (decrease) in net assets resulting from operations	$97,835,769	$1,062,007,120	$57,360,708	$(3,131,638)

(a) Withholding tax:	$5,298,886	$2,669,089	$708,102	$—

(b) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$—	$—	$8,557	$—

* Includes $4,321 of printing related fees.

See accompanying notes to the financial statements.	59

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2020 (Unaudited) — (Continued)

	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$973,753	$3,829,425	$4,312,085

Dividends from affiliated issuers (Note 10)	628	5,309	3,661

Interest	20	—	839

Total investment income	974,401	3,834,734	4,316,585

Expenses:

Management fee (Note 5)	102,978	607,188	626,235

Shareholder service fee – Class III (Note 5)	30,893	63,948	—

Shareholder service fee – Class VI (Note 5)	—	84,279	111,106

Audit and tax fees	62,964	30,652	31,542

Custodian, fund accounting agent and transfer agent fees	50,480	44,496	41,896

Legal fees	4,596	10,436	7,732

Registration fees	864	10,832	1,088

Trustees’ fees and related expenses (Note 5)	756	7,377	6,696

Miscellaneous	19,402 *	5,408	4,357

Total expenses	272,933	864,616	830,652

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(109,936)	(96,023)	—

Indirectly incurred management fees waived or borne by GMO (Note 5)	(180)	(1,178)	(771)

Net expenses	162,817	767,415	829,881

Net investment income (loss)	811,584	3,067,319	3,486,704

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers	(264,445)	(2,688,856)	(16,813,604)

Investments in affiliated issuers	1,310	13,242	28,629

Futures contracts	(7,786)	(1,124,069)	(3,274,890)

Foreign currency and foreign currency related transactions	(11,408)	—	—

Net realized gain (loss)	(282,329)	(3,799,683)	(20,059,865)

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	2,885,773	48,663,398	24,108,418

Investments in affiliated issuers	159	(2,929)	(15,999)

Futures contracts	5,814	187,653	805,546

Foreign currency and foreign currency related transactions	19,853	—	—

Net change in unrealized appreciation (depreciation)	2,911,599	48,848,122	24,897,965

Net realized and unrealized gain (loss)	2,629,270	45,048,439	4,838,100

Net increase (decrease) in net assets resulting from operations	$3,440,854	$48,115,758	$8,324,804

(a) Withholding tax:	$86,899	$—	$2,325

* Includes $16,656 of pricing related fees.

60	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Climate Change Fund			Cyclical Focus Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020		Period from May 12, 2020 (commencement of operations) through August 31, 2020 (Unaudited)
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$1,060,010	$2,172,426		$922,632

Net realized gain (loss)	3,108,174	1,027,040		3,516,200

Change in net unrealized appreciation (depreciation)	12,530,102	2,837,109		16,713,415

Net increase (decrease) in net assets from operations	16,698,286	6,036,575		21,152,247

Distributions to shareholders:

Class III	(2,361,514)	(4,994,590)		—

Class R6	(143,006)	—		—

Class I	(52,552)	—		—

Total distributions	(2,557,072)	(4,994,590)		—

Net share transactions (Note 9):

Class III	(2,761,017)	6,871,328		—

Class VI	—	—		115,384,646

Class R6	5,761,822	1,239,895	*	—

Class I	2,148,010	1,000,842	**	—

Increase (decrease) in net assets resulting from net share transactions	5,148,815	9,112,065		115,384,646

Total increase (decrease) in net assets	19,290,029	10,154,050		136,536,893

Net assets:

Beginning of period	123,153,781	112,999,731		—

End of period	$142,443,810	$123,153,781		$136,536,893

* Period from January 16, 2020 (commencement of operations) through February 29, 2020.

** Period from February 25, 2020 (commencement of operations) through February 29, 2020.

See accompanying notes to the financial statements.	61

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Domestic Opportunities Fund		Emerging Markets Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$4,968,198	$23,082,264	$67,089,477	$122,975,774

Net realized gain (loss)	(57,063,648)	67,107,061	(49,029,514)	175,446,783

Change in net unrealized appreciation (depreciation)	151,171,238	(54,844,542)	117,627,746	(297,047,770)

Net increase (decrease) in net assets from operations	99,075,788	35,344,783	135,687,709	1,374,787

Distributions to shareholders:

Class II	—	(16,547,112)	(1,878,435)	(24,874,314)

Class III	—	(7,732,788)	(1,839,787)	(12,473,933)

Class V	—	(27,277,084)	(721,479)	—	***

Class VI	—	—	(11,255,301)	(121,480,286)

Class R6	—	—	(116,849)**	—

Class I	—	—	(78,862)	—

Total distributions	—	(51,556,984)	(15,890,713)	(158,828,533)

Net share transactions (Note 9):

Class II	(20,468,147)	(170,009,264)	(74,800,266)	(35,761,782)

Class III	(82,870,223)	(71,925,343)	78,934,920	73,786,338

Class IV	—	(114,489,235)*	—	—

Class V	(4,436,652)	(179,544,003)	(74,278,521)	210,170,738	***

Class VI	—	—	(292,285,917)	(390,152,634)

Class R6	—	—	19,120,564 **	—

Class I	—	—	418,748	17,404,620	****

Increase (decrease) in net assets resulting from net share transactions	(107,775,022)	(535,967,845)	(342,890,472)	(124,552,720)

Purchase premiums and redemption fees (Notes 2 and 9):

Class II	—	852,111	—	275,184

Class III	—	352,337	—	157,429

Class IV	—	9,845 *	—	—

Class V	—	1,096,979	—	—	***

Class VI	—	—	—	1,473,861

Increase (decrease) in net assets resulting from purchase premiums and redemption fees	—	2,311,272	—	1,906,474

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(107,775,022)	(533,656,573)	(342,890,472)	(122,646,246)

Total increase (decrease) in net assets	(8,699,234)	(549,868,774)	(223,093,476)	(280,099,992)

Net assets:

Beginning of period	960,865,534	1,510,734,308	3,135,242,069	3,415,342,061

End of period	$952,166,300	$960,865,534	$2,912,148,593	$3,135,242,069

* For the period June 25, 2019 to February 29, 2020, Class IV had no shareholders.

** Period from March 31, 2020 (commencement of operations) through August 31, 2020.

*** Period from February 26, 2020 through February 29, 2020.

**** Period from January 14, 2020 (commencement of operations) through February 29, 2020.

62	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Fund		Quality Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$48,944,241	$122,498,085	$53,324,719	$98,660,852

Net realized gain (loss)	(144,754,652)	30,579,072	348,970,530	659,320,060

Change in net unrealized appreciation (depreciation)	193,646,180	(53,383,001)	659,711,871	(90,253,069)

Net increase (decrease) in net assets from operations	97,835,769	99,694,156	1,062,007,120	667,727,843

Distributions to shareholders:

Class II	(5,737)	(508,765)	—	—

Class III	(1,108,376)	(19,312,559)	(119,707,232)	(264,047,724)

Class IV	(6,537,505)	(102,795,751)	(30,098,264)	(78,540,885)

Class VI	—	—	(80,183,867)	(181,579,983)

Class R6	—	—	(3,062,337)	(5,847,564)*

Class I	—	—	(5,208,436)	(1,788,658)**

Total distributions	(7,651,618)	(122,617,075)	(238,260,136)	(531,804,814)

Net share transactions (Note 9):

Class II	(5,422,127)	(7,576,940)	—	—

Class III	(26,838,224)	(53,558,079)	(43,206,933)	66,851,883

Class IV	(458,499,688)	(550,484,729)	(35,401,736)	(315,166,090)

Class VI	—	—	51,625,027	(209,718,124)

Class R6	—	—	14,596,052	85,664,922 *

Class I	—	—	50,300,702	87,540,552 **

Increase (decrease) in net assets resulting from net share transactions	(490,760,039)	(611,619,748)	37,913,112	(284,826,857)

Total increase (decrease) in net assets	(400,575,888)	(634,542,667)	861,660,096	(148,903,828)

Net assets:

Beginning of period	3,047,614,073	3,682,156,740	6,282,868,688	6,431,772,516

End of period	$2,647,038,185	$3,047,614,073	$7,144,528,784	$6,282,868,688

* Period from November 12, 2019 (commencement of operations) through February 29, 2020.

** Period from September 26, 2019 (commencement of operations) through February 29, 2020.

See accompanying notes to the financial statements.	63

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Resources Fund		Risk Premium Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$7,869,741	$17,591,932	$13,725	$5,734,915

Net realized gain (loss)	11,436,080	20,005,066	(5,316,928)	19,903,272

Change in net unrealized appreciation (depreciation)	38,054,887	(82,446,836)	2,171,565	(3,410,104)

Net increase (decrease) in net assets from operations	57,360,708	(44,849,838)	(3,131,638)	22,228,083

Distributions to shareholders:

Class III	(59,739)	(6,468,905)	(28,853)	(50,962)

Class IV	(92,036)	(10,675,296)	—	—

Class VI	—	—	(691,213)	(16,150,902)

Total distributions	(151,775)	(17,144,201)	(720,066)	(16,201,864)

Net share transactions (Note 9):

Class III	47,753,332	55,398,679	(1,924,663)	(8,781,400)

Class IV	(26,742,702)	12,711,805	—	—

Class VI	—	—	(13,963,534)	(421,310,127)

Increase (decrease) in net assets resulting from net share transactions	21,010,630	68,110,484	(15,888,197)	(430,091,527)

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	90,346	—	—

Class IV	—	151,328	—	—

Increase (decrease) in net assets resulting from purchase premiums and redemption fees	—	241,674	—	—

Total increase (decrease) in net assets	78,219,563	6,358,119	(19,739,901)	(424,065,308)

Net assets:

Beginning of period	512,835,554	506,477,435	36,469,837	460,535,145

End of period	$591,055,117	$512,835,554	$16,729,936	$36,469,837

64	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Tax-Managed International Equities Fund		U.S. Equity Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$811,584	$1,439,752	$3,067,319	$11,845,955

Net realized gain (loss)	(282,329)	2,870,514	(3,799,683)	67,825,076

Change in net unrealized appreciation (depreciation)	2,911,599	(2,964,684)	48,848,122	(43,567,966)

Net increase (decrease) in net assets from operations	3,440,854	1,345,582	48,115,758	36,103,065

Distributions to shareholders:

Class III	(82,176)	(1,766,064)	(5,933,050)	(12,516,573)

Class VI	—	—	(19,173,129)	(55,465,712)

Total distributions	(82,176)	(1,766,064)	(25,106,179)	(67,982,285)

Net share transactions (Note 9):

Class III	(610,729)	(12,091,123)	3,359,683	(39,804,661)

Class VI	—	—	(93,677,046)	(368,797,179)

Increase (decrease) in net assets resulting from net share transactions	(610,729)	(12,091,123)	(90,317,363)	(408,601,840)

Total increase (decrease) in net assets	2,747,949	(12,511,605)	(67,307,784)	(440,481,060)

Net assets:

Beginning of period	36,227,591	48,739,196	449,430,822	889,911,882

End of period	$38,975,540	$36,227,591	$382,123,038	$449,430,822

See accompanying notes to the financial statements.	65

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Small Cap Value Fund
	Six Months Ended August 31, 2020 (Unaudited)	Period from July 2, 2019 (commencement of operations) through February 29, 2020
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$3,486,704	$4,523,917

Net realized gain (loss)	(20,059,865)	(2,586,408)

Change in net unrealized appreciation (depreciation)	24,897,965	(46,816,621)

Net increase (decrease) in net assets from operations	8,324,804	(44,879,112)

Distributions to shareholders:

Class VI	(871,428)	(3,801,218)

Total distributions	(871,428)	(3,801,218)

Net share transactions (Note 9):

Class VI	14,164,053	464,188,638

Increase (decrease) in net assets resulting from net share transactions	14,164,053	464,188,638

Total increase (decrease) in net assets	21,617,429	415,508,308

Net assets:

Beginning of period	415,508,308	—

End of period	$437,125,737	$415,508,308

66	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND

	Class III Shares							Class R6 Shares				Class I Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,			Period from April 5, 2017 (commencement of operations) through February 28, 2018		Six Months Ended August 31, 2020 (Unaudited)		Period from January 16, 2020 (commencement of operations) through February 29, 2020		Six Months Ended August 31, 2020 (Unaudited)		Period from February 25, 2020 (commencement of operations) through February 29, 2020
			2020		2019
Net asset value, beginning of period	$22.36		$22.04		$23.81	$20.00		$22.36		$24.55		$22.36		$23.37

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.20		0.41		0.36	0.23		0.13		0.01		0.15		0.01
Net realized and unrealized gain (loss)	3.04		0.87		(1.61)	4.41		3.08		(2.20)		3.07		(1.02)

Total from investment operations	3.24		1.28		(1.25)	4.64		3.21		(2.19)		3.22		(1.01)

Less distributions to shareholders:
From net investment income	(0.03)		(0.45)		(0.26)	(0.22)		(0.04)		—		(0.04)		—
From net realized gains	(0.43)		(0.51)		(0.26)	(0.61)		(0.43)		—		(0.43)		—

Total distributions	(0.46)		(0.96)		(0.52)	(0.83)		(0.47)		—		(0.47)		—

Net asset value, end of period	$25.14		$22.36		$22.04	$23.81		$25.10		$22.36		$25.11		$22.36

Total Return(b)	14.81	%**	5.66%		(5.22)%	23.28	%**	14.69	%**	(8.92	)%**	14.72	%**	(4.32	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$131,189		$121,062		$113,000	$26,694		$7,776		$1,129		$3,479		$962
Net expenses to average daily net assets(c)	0.77	%*	0.77%		0.75%	0.78	%*	0.77	%*	0.77	%*	0.87	%*	0.87	%*
Net investment income (loss) to average daily net assets(a)	1.88	%*	1.84%		1.61%	1.09	%*	1.15	%*	0.40	%*	1.34	%*	1.93	%*
Portfolio turnover rate(d)	44	%**	62%		29%	44	%**	44	%**	62	%**	44	%**	62	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.16	%(e)*	0.16	%(e)	0.26%	0.73	%*	0.17	%(e)*	0.23	%(e)*	0.17	%(e)*	0.43	%(e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2020, and the years ended February 29, 2020, February 28, 2019 and February 28, 2018, including transactions in USTF, was 80%, 173%, 121% and 174%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	67

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CYCLICAL FOCUS FUND

	Class VI Shares
	Period from May 12, 2020 (commencement of operations) through August 31, 2020 (Unaudited)
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.17
Net realized and unrealized gain (loss)	3.63

Total from investment operations	3.80

Net asset value, end of period	$23.80

Total Return(b)	19.00	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$136,537
Net expenses to average daily net assets(c)	0.39	%*
Net investment income (loss) to average daily net assets(a)	2.42	%*
Portfolio turnover rate(d)	21	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.30	%*
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the Institutional Fund and underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2020, including transactions in USTF, was 21% of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

68	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND

	Class II Shares											Class III Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28,29,									Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020		2019		2018		2017		2016			2020		2019		2018		2017		2016
Net asset value, beginning of period	$21.14		$21.61		$28.86		$22.64		$19.36		$23.99	$21.13		$21.60		$28.86		$22.64		$19.35		$23.98

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.11		0.40		0.24		0.25		0.25		0.34	0.03		0.43		0.26		0.27		0.27		0.36
Net realized and unrealized gain (loss)	2.69		0.18		(4.58)		6.33		3.68		(4.60)	2.78		0.17		(4.59)		6.32		3.68		(4.60)

Total from investment operations	2.80		0.58		(4.34)		6.58		3.93		(4.26)	2.81		0.60		(4.33)		6.59		3.95		(4.24)

Less distributions to shareholders:
From net investment income	—		(1.05)		(0.17)		(0.36)		(0.65)		(0.37)	—		(1.07)		(0.19)		(0.37)		(0.66)		(0.39)
From net realized gains	—		—		(2.74)		—		—		—	—		—		(2.74)		—		—		—

Total distributions	—		(1.05)		(2.91)		(0.36)		(0.65)		(0.37)	—		(1.07)		(2.93)		(0.37)		(0.66)		(0.39)

Net asset value, end of period	$23.94		$21.14		$21.61		$28.86		$22.64		$19.36	$23.94		$21.13		$21.60		$28.86		$22.64		$19.35

Total Return(b)	13.25	%**	2.39%		(15.48)%		29.10%		20.62%		(17.91)%	13.30	%**	2.49%		(15.43)%		29.17%		20.73%		(17.86)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$305,450		$292,418		$467,336		$700,211		$603,565		$556,539	$11,725		$103,063		$176,770		$121,511		$129,068		$242,740
Net expenses to average daily net assets(c)	1.04	%*	1.03%		1.04%		1.06%		1.06%		1.07%	0.97	%*	0.96%		0.97%		0.99%		0.99%		1.00%
Net investment income (loss) to average daily net assets(a)	1.08	%*	1.81%		1.00%		0.96%		1.12%		1.51%	0.30	%*	1.94%		1.11%		1.05%		1.26%		1.61%
Portfolio turnover rate	113	%(d)**	186	%(d)	238	%(d)	201	%(d)	227	%(d)	250%	113	%(d)**	186	%(d)	238	%(d)	201	%(d)	227	%(d)	250%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e)*	0.02	%(e)	0.01%		0.02%		0.04%		0.04%	0.02	%(e)*	0.02	%(e)	0.01%		0.02%		0.05%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	—		$0.05		$0.05		$0.03		$0.02		$0.04	—		$0.05		$0.05		$0.02		$0.02		$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2020, and the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 125%, 235%, 254%, 254% and 271%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	69

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND (continued)

	Class V Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$21.12		$21.60		$28.85		$22.62		$19.35		$23.98

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.13		0.43		0.28		0.29		0.23		0.37
Net realized and unrealized gain (loss)	2.69		0.17		(4.60)		6.33		3.73		(4.59)

Total from investment operations	2.82		0.60		(4.32)		6.62		3.96		(4.22)

Less distributions to shareholders:
From net investment income	—		(1.08)		(0.19)		(0.39)		(0.69)		(0.41)
From net realized gains	—		—		(2.74)		—		—		—

Total distributions	—		(1.08)		(2.93)		(0.39)		(0.69)		(0.41)

Net asset value, end of period	$23.94		$21.12		$21.60		$28.85		$22.62		$19.35

Total Return(b)	13.35	%**	2.50%		(15.37)%		29.31%		20.78%		(17.79)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$634,991		$565,384		$755,613		$1,280,851		$948,052		$322,379
Net expenses to average daily net assets(c)	0.91	%*	0.89%		0.90%		0.92%		0.93%		0.94%
Net investment income (loss) to average daily net assets(a)	1.24	%*	1.94%		1.19%		1.09%		1.04%		1.65%
Portfolio turnover rate	113	%(d)	186	%(d)	238	%(d)	201	%(d)	227	%(d)	250%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e)	0.02	%(e)	0.01%		0.02%		0.05%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	—		$0.04		$0.05		$0.03		$0.03		$0.04

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2020, and the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 125%, 235%, 254%, 254% and 271%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

70	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND

	Class II Shares											Class III Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020		2019		2018		2017(a)		2016(a)			2020		2019		2018		2017(a)		2016(a)
Net asset value, beginning of period	$30.75		$32.23		$36.42		$29.98		$22.80		$30.48	$30.84		$32.32		$36.51		$30.05		$22.83		$30.57

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.70		1.13		1.01		0.75		0.57		0.72	0.68		1.21		1.01		0.72		0.57		0.66
Net realized and unrealized gain (loss)	0.88		(1.02)		(4.22)		6.58		7.22		(7.59)	0.92		(1.09)		(4.21)		6.64		7.27		(7.56)

Total from investment operations	1.58		0.11		(3.21)		7.33		7.79		(6.87)	1.60		0.12		(3.20)		7.36		7.84		(6.90)

Less distributions to shareholders:
From net investment income	(0.15)		(1.59)		(0.98)		(0.89)		(0.61)		(0.81)	(0.16)		(1.60)		(0.99)		(0.90)		(0.62)		(0.84)

Total distributions	(0.15)		(1.59)		(0.98)		(0.89)		(0.61)		(0.81)	(0.16)		(1.60)		(0.99)		(0.90)		(0.62)		(0.84)

Net asset value, end of period	$32.18		$30.75		$32.23		$36.42		$29.98		$22.80	$32.28		$30.84		$32.32		$36.51		$30.05		$22.83

Total Return(c)	5.14	%**	(0.11)%		(8.57)%		24.66%		34.47%		(22.76)%	5.19	%**	(0.08)%		(8.51)%		24.71%		34.67%		(22.80)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$337,018		$397,798		$451,720		$479,640		$498,564		$532,366	$430,445		$333,779		$277,824		$390,827		$301,786		$189,907
Net expenses to average daily net assets(d)	0.93	% *	0.93%		0.93%		0.96%		1.07%		1.09%	0.88	%*	0.88%		0.88%		0.91%		1.01%		1.04%
Net investment income (loss) to average daily net assets(b)	4.68	% *	3.44%		3.09%		2.25%		2.08%		2.57%	4.55	%*	3.68%		3.08%		2.14%		2.07%		2.45%
Portfolio turnover rate	47	%(e)**	100	%(e)	98	%(e)	87	%(e)	62	%(e)	104%	47	%(e)**	100	%(e)	98	%(e)	87	%(e)	62	%(e)	104%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.10	%(f)*	0.13	%(f)	0.13%		0.13%		0.04%		0.03%	0.08	%(f)*	0.11	%(f)	0.11%		0.11%		0.03%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	—		$0.02		$0.08		$0.11		$0.09	(a)	$0.10 (a)	—		$0.02		$0.08		$0.11		$0.09	(a)	$0.10 (a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2020, and the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 47%, 123%, 128%, 117% and 80%, respectively, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	71

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class V Shares
	Six Months Ended August 31, 2020 (Unaudited)		Period from February 26, 2020 through February 29, 2020(a)		Period from March 1, 2018 through February 26, 2019(a)		Year Ended February 28/29,
							2018		2017(b)		2016(b)	2015(b)	2014(b)
Net asset value, beginning of period	$30.52		$31.35		$36.07		$29.70		$22.59		$30.24	$30.39	$34.98

Income (loss) from investment operations:
Net investment income (loss)(c)†	0.60		0.00	(d)	1.40		0.77		0.61		0.72	0.87	0.78
Net realized and unrealized gain (loss)	0.99		(0.83)		(4.14)		6.53		7.15		(7.50)	0.00 (d)	(4.50)

Total from investment operations	1.59		(0.83)		(2.74)		7.30		7.76		(6.78)	0.87	(3.72)

Less distributions to shareholders:
From net investment income	(0.17)		—		(0.99)		(0.93)		(0.65)		(0.87)	(1.02)	(0.87)

Total distributions	(0.17)		—		(0.99)		(0.93)		(0.65)		(0.87)	(1.02)	(0.87)

Net asset value, end of period	$31.94		$30.52		$32.34		$36.07		$29.70		$22.59	$30.24	$30.39

Total Return(e)	5.22	%**	(2.65	)%**	(7.31	)%**	24.83%		34.67%		(22.67)%	2.93%	(10.74)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$135,890		$204,615		$27,261		$170,962		$110,257		$269,570	$170,125	$406,384
Net expenses to average daily net assets(f)	0.78	%*	0.74	%*	0.78	%*	0.81%		0.91%		0.94%	0.92%	0.91	%(g)
Net investment income (loss) to average daily net assets(c)	4.13	%*	0.00	%(h)*	4.27	%*	2.29%		2.24%		2.69%	2.77%	2.39%
Portfolio turnover rate	47	%(i)**	100	%(i)**	98	%(i)**	87	%(i)	62	%(i)	104%	94%	98%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.12	%(j)*	0.15	%(j)*	0.14	%*	0.14%		0.06%		0.04%	0.04%	0.04%
Redemption fees consisted of the following per share amounts:†	—		—		$0.09		$0.11		$0.08	(b)	$0.10 (b)	$0.10 (b)	$0.10	(b)

(a)	For period from February 27, 2019 to February 25, 2020, Class V had no shareholders.
(b)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(c)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(d)	Rounds to less than $0.01.
(e)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	The net expense ratio does not include the effect of expense reductions (Note 2).
(h)	Rounds to less than 0.01%.
(i)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2020, and the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 47%, 123%, 128%, 117% and 80%, respectively, of the average value of its portfolio.

(j)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

72	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class VI Shares											Class R6 Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,									Period from March 31, 2020 (commencement of operations) through August 31, 2020 (Unaudited)
			2020		2019		2018		2017(a)		2016(a)
Net asset value, beginning of period	$30.52		$32.00		$36.16		$29.77		$22.62		$30.30	$26.05

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.69		1.23		1.06		0.78		0.63		0.69	0.68
Net realized and unrealized gain (loss)	0.90		(1.07)		(4.19)		6.56		7.17		(7.50)	5.60

Total from investment operations	1.59		0.16		(3.13)		7.34		7.80		(6.81)	6.28

Less distributions to shareholders:
From net investment income	(0.17)		(1.64)		(1.03)		(0.95)		(0.65)		(0.87)	(0.17)

Total distributions	(0.17)		(1.64)		(1.03)		(0.95)		(0.65)		(0.87)	(0.17)

Net asset value, end of period	$31.94		$30.52		$32.00		$36.16		$29.77		$22.62	$32.16

Total Return(d)	5.23	%**	0.05%		(8.39)%		24.90%		34.83%		(22.71)%	24.10	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,968,168		$2,182,893		$2,685,798		$3,575,505		$3,524,022		$3,661,271	$23,276
Net expenses to average daily net assets(e)	0.75	%*	0.75%		0.75%		0.78%		0.89%		0.91%	0.93	%*
Net investment income (loss) to average daily net assets(b)	4.67	%*	3.76%		3.25%		2.36%		2.32%		2.61%	5.41	%*
Portfolio turnover rate	47	%(f)**	100	%(f)	98	%(f)	87	%(f)	62	%(f)	104%	47	%(f)**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.11	%(g)*	0.15	%(g)	0.14%		0.14%		0.06%		0.04%	0.09	%(g)*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	—		$0.02		$0.08		$0.11		$0.08	(a)	$0.09 (a)	—

	Class I Shares
	Six Months Ended August 31, 2020 (Unaudited)		Period from January 14, 2020 (commencement of operations) through February 29, 2020
Net asset value, beginning of period	$30.75		$35.29

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.67		0.00	(c)
Net realized and unrealized gain (loss)	0.89		(4.54)

Total from investment operations	1.56		(4.54)

Less distributions to shareholders:
From net investment income	(0.15)		—

Total distributions	(0.15)		—

Net asset value, end of period	$32.16		$30.75

Total Return(d)	5.08	%**	(12.86	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,351		$16,158
Net expenses to average daily net assets(e)	0.98	%*	0.94	%*
Net investment income (loss) to average daily net assets(b)	4.47	%*	(0.05	)%*
Portfolio turnover rate(f)	47	%**	100	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets(g)	0.15	%*	0.19	%*
(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)	Rounds to less than $0.01.
(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2020, and the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 47%, 123%, 128%, 117% and 80%, respectively, of the average value of its portfolio.

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	73

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND

	Class II Shares											Class III Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020		2019		2018		2017		2016			2020		2019		2018		2017		2016
Net asset value, beginning of period	$19.83		$20.08		$23.63		$20.18		$18.17		$23.43	$20.09		$20.33		$23.92		$20.41		$18.38		$23.70

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.36		0.72		0.57		0.41		0.70		0.57	0.33		0.70		0.57		0.61		0.63		0.59
Net realized and unrealized gain (loss)	0.47		(0.22)		(3.45)		3.78		2.07		(5.19)	0.51		(0.17)		(3.47)		3.64		2.19		(5.25)

Total from investment operations	0.83		0.50		(2.88)		4.19		2.77		(4.62)	0.84		0.53		(2.90)		4.25		2.82		(4.66)

Less distributions to shareholders:
From net investment income	(0.02)		(0.75)		(0.67)		(0.74)		(0.76)		(0.64)	(0.05)		(0.77)		(0.69)		(0.74)		(0.79)		(0.66)

Total distributions	(0.02)		(0.75)		(0.67)		(0.74)		(0.76)		(0.64)	(0.05)		(0.77)		(0.69)		(0.74)		(0.79)		(0.66)

Net asset value, end of period	$20.64		$19.83		$20.08		$23.63		$20.18		$18.17	$20.88		$20.09		$20.33		$23.92		$20.41		$18.38

Total Return(b)	4.21	%**	2.19%		(12.07)%		20.85%		15.45%		(19.99)%	4.20	%**	2.29%		(12.02)%		20.96%		15.53%		(19.95)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,875		$10,802		$18,202		$23,736		$10,302		$81,206	$446,393		$452,165		$507,195		$485,782		$731,060		$1,043,305
Net expenses to average daily net assets(c)	0.73	%*	0.73%		0.73%		0.72%		0.72%		0.72%	0.66	% *	0.66%		0.66%		0.65%		0.65%		0.65%
Net investment income (loss) to average daily net assets(a)	3.89	%*	3.52%		2.64%		1.77%		3.62%		2.65%	3.52	% *	3.36%		2.64%		2.68%		3.16%		2.70%
Portfolio turnover rate	20	%**	46	%(d)	41	%(d)	45	%(d)	27	%(d)	75%	20	% **	46	%(d)	41	%(d)	45	%(d)	27	%(d)	75%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.03	%(e)	0.02%		0.04%		0.04%		0.04%	0.04	%*	0.03	%(e)	0.02%		0.04%		0.04%		0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 65%, 54%, 61% and 50%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

74	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class IV Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$20.05		$20.29		$23.87		$20.38		$18.36		$23.66

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.34		0.74		0.63		0.56		0.63		0.62
Net realized and unrealized gain (loss)	0.52		(0.20)		(3.51)		3.69		2.19		(5.25)

Total from investment operations	0.86		0.54		(2.88)		4.25		2.82		(4.63)

Less distributions to shareholders:
From net investment income	(0.06)		(0.78)		(0.70)		(0.76)		(0.80)		(0.67)

Total distributions	(0.06)		(0.78)		(0.70)		(0.76)		(0.80)		(0.67)

Net asset value, end of period	$20.85		$20.05		$20.29		$23.87		$20.38		$18.36

Total Return(b)	4.29	%**	2.34%		(11.95)%		20.98%		15.57%		(19.85)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,195,770		$2,584,648		$3,156,760		$4,558,167		$5,072,024		$7,051,400
Net expenses to average daily net assets(c)	0.60	%*	0.60%		0.60%		0.59%		0.59%		0.59%
Net investment income (loss) to average daily net assets(a)	3.60	%*	3.53%		2.89%		2.45%		3.19%		2.80%
Portfolio turnover rate	20	%**	46	%(d)	41	%(d)	45	%(d)	27	%(d)	75%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.03	%(e)	0.02%		0.04%		0.04%		0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 65%, 54%, 61% and 50%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	75

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND

	Class III Shares											Class IV Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29									Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020		2019		2018		2017		2016			2020		2019		2018		2017		2016
Net asset value, beginning of period	$22.77		$22.28		$25.13		$22.05		$18.99		$22.98	$22.82		$22.32		$25.17		$22.08		$19.01		$23.01

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.19		0.35		0.35		0.36		0.35		0.38	0.20		0.37		0.36		0.37		0.36		0.39
Net realized and unrealized gain (loss)	3.62		2.15		1.21		4.70		3.44		(1.04)	3.63		2.14		1.22		4.70		3.45		(1.05)

Total from investment operations	3.81		2.50		1.56		5.06		3.79		(0.66)	3.83		2.51		1.58		5.07		3.81		(0.66)

Less distributions to shareholders:
From net investment income	(0.06)		(0.36)		(0.39)		(0.41)		(0.35)		(0.42)	(0.07)		(0.36)		(0.41)		(0.41)		(0.36)		(0.43)
From net realized gains	(0.81)		(1.65)		(4.02)		(1.57)		(0.38)		(2.91)	(0.81)		(1.65)		(4.02)		(1.57)		(0.38)		(2.91)

Total distributions	(0.87)		(2.01)		(4.41)		(1.98)		(0.73)		(3.33)	(0.88)		(2.01)		(4.43)		(1.98)		(0.74)		(3.34)

Net asset value, end of period	$25.71		$22.77		$22.28		$25.13		$22.05		$18.99	$25.77		$22.82		$22.32		$25.17		$22.08		$19.01

Total Return(b)	17.11	%**	10.64%		6.86%		23.32%		20.25%		(2.89)%	17.13	%**	10.70%		6.91%		23.37%		20.33%		(2.88)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,562,792		$3,195,240		$3,065,461		$3,524,103		$3,587,627		$3,968,156	$918,431		$852,866		$1,139,024		$957,900		$1,222,874		$1,294,033
Net expenses to average daily net assets(c)	0.48	%*	0.48%		0.48%		0.48%		0.48%		0.48%	0.44	%*	0.44%		0.44%		0.44%		0.44%		0.44%
Net investment income (loss) to average daily net assets(a)	1.61	%*	1.44%		1.42%		1.48%		1.72%		1.79%	1.67	%*	1.52%		1.46%		1.53%		1.76%		1.83%
Portfolio turnover rate	20	%(d)**	17	%(d)	18	%(d)	10	%(d)	29	%(d)	37%	20	%(d)**	17	%(d)	18	%(d)	10	%(d)	29	%(d)	37%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e)*	0.02	%(e)	0.02%		0.02%		0.02%		0.02%	0.02	%(e)*	0.02	%(e)	0.02%		0.02%		0.02%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2020, and the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 20%, 17%, 20%, 23% and 48%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

76	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$22.77		$22.28		$25.13		$22.05		$18.99		$22.99

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.20		0.37		0.38		0.38		0.36		0.40
Net realized and unrealized gain (loss)	3.63		2.15		1.21		4.70		3.46		(1.04)

Total from investment operations	3.83		2.52		1.59		5.08		3.82		(0.64)

Less distributions to shareholders:
From net investment income	(0.07)		(0.38)		(0.42)		(0.43)		(0.38)		(0.45)
From net realized gains	(0.81)		(1.65)		(4.02)		(1.57)		(0.38)		(2.91)

Total distributions	(0.88)		(2.03)		(4.44)		(2.00)		(0.76)		(3.36)

Net asset value, end of period	$25.72		$22.77		$22.28		$25.13		$22.05		$18.99

Total Return(b)	17.20	%**	10.73%		6.96%		23.43%		20.39%		(2.83)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,411,938		$2,077,277		$2,227,287		$3,561,976		$3,359,025		$1,732,420
Net expenses to average daily net assets(c)	0.39	%*	0.39%		0.39%		0.39%		0.39%		0.39%
Net investment income (loss) to average daily net assets(a)	1.71	%*	1.55%		1.54%		1.57%		1.73%		1.88%
Portfolio turnover rate	20	%(d)**	17	%(d)	18	%(d)	10	%(d)	29	%(d)	37%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e)*	0.02	%(e)	0.02%		0.02%		0.02%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2020, and the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 20%, 17%, 20%, 23% and 48%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	77

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class R6 Shares				Class I Shares
	Six Months Ended August 31, 2020 (Unaudited)		Period from November 12, 2019 (commencement of operations) through February 29, 2020		Six Months Ended August 31, 2020 (Unaudited)		Period from September 26, 2019 (commencement of operations) through February 29, 2020
Net asset value, beginning of period	$22.76		$25.21		$22.75		$23.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.19		0.10		0.17		0.12
Net realized and unrealized gain (loss)	3.63		(0.83)		3.63		0.39

Total from investment operations	3.82		(0.73)		3.80		0.51

Less distributions to shareholders:
From net investment income	(0.07)		(0.32)		(0.06)		(0.31)
From net realized gains	(0.81)		(1.40)		(0.81)		(1.40)

Total distributions	(0.88)		(1.72)		(0.87)		(1.71)

Net asset value, end of period	$25.70		$22.76		$25.68		$22.75

Total Return(b)	17.12	%**	(3.39	)%**	17.08	%**	1.62	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$102,518		$77,375		$148,851		$80,110
Net expenses to average daily net assets(c)	0.48	%*	0.49	%*	0.58	%*	0.57	%*
Net investment income (loss) to average daily net assets(a)	1.60	%*	1.31	%*	1.45	%*	1.13	%*
Portfolio turnover rate(d)	20	%**	17	%**	20	%**	17	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e)*	0.02	%(e)*	0.02	%(e)*	0.02	%(e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2020 and February 29, 2020, including transactions in USTF, was 20% and 17%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

78	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RESOURCES FUND

	Class III Shares											Class IV Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020		2019		2018		2017		2016			2020		2019		2018		2017		2016
Net asset value, beginning of period	$18.11		$20.31		$20.88		$17.31		$11.74		$16.33	$18.06		$20.24		$20.81		$17.25		$11.71		$16.28

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.26		0.65		0.54		0.33		0.30		0.47	0.27		0.68		0.62		0.38		0.34		0.46
Net realized and unrealized gain (loss)	1.40		(2.22)		(0.37)		4.02		5.75		(4.67)	1.40		(2.22)		(0.46)		3.97		5.68		(4.63)

Total from investment operations	1.66		(1.57)		0.17		4.35		6.05		(4.20)	1.67		(1.54)		0.16		4.35		6.02		(4.17)

Less distributions to shareholders:
From net investment income	(0.00	)(b)	(0.63)		(0.74)		(0.78)		(0.48)		(0.39)	(0.01)		(0.64)		(0.73)		(0.79)		(0.48)		(0.40)

Total distributions	(0.00)		(0.63)		(0.74)		(0.78)		(0.48)		(0.39)	(0.01)		(0.64)		(0.73)		(0.79)		(0.48)		(0.40)

Net asset value, end of period	$19.77		$18.11		$20.31		$20.88		$17.31		$11.74	$19.72		$18.06		$20.24		$20.81		$17.25		$11.71

Total Return(c)	9.19	%**	(8.14)%		0.99%		26.00%		51.75%		(25.76)%	9.23	%**	(8.03)%		0.98%		26.12%		51.72%		(25.68)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$279,414		$201,320		$169,523		$54,037		$22,562		$13,864	$311,641		$311,515		$336,954		$296,196		$190,260		$170,919
Net expenses to average daily net assets(d)	0.73	%*	0.73%		0.74	%(e)	0.76	%(e)	0.77%		0.77%	0.68	%*	0.68%		0.70	%(e)	0.71	%(e)	0.72%		0.72%
Net investment income (loss) to average daily net assets(a)	3.10	%*	3.24%		2.68%		1.77%		1.99%		3.36%	3.21	%*	3.40%		3.06%		2.04%		2.26%		3.31%
Portfolio turnover rate	49	%(f)**	37	%(f)	35	%(f)	48	%(f)	29	%(f)	130%	49	%(f)**	37	%(f)	35	%(f)	48	%(f)	29	%(f)	130%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(a)	0.00	%(g)(h)*	0.00	%(g)(h)	—		0.06%		0.10%		0.10%	0.00	%(g)(h)*	0.00	%(g)(h)	—		0.06%		0.10%		0.11%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	—		$0.01		$0.02		$0.05		$0.02		$0.03	—		$0.01		$0.02		$0.04		$0.02		$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2020, and the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 52%, 101%, 69%, 85% and 40%, respectively, of the average value of its portfolio.

(g)	Ratio includes indirect fees waived or borne by GMO.
(h)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	79

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RISK PREMIUM FUND

	Class III Shares							Class VI Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,					Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020	2019	2018	2017(a)	2016(a)			2020	2019	2018	2017(a)	2016(a)
Net asset value, beginning of period	$25.89		$26.79	$26.74	$29.93	$26.91	$29.73	$25.67		$26.94	$26.88	$30.07	$27.00	$29.82

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.03		0.55	0.46	0.10	(0.05)	(0.12)	0.02		0.55	0.49	0.14	(0.02)	(0.12)
Net realized and unrealized gain (loss)	0.35		(0.60)	(0.05)	1.78	5.22	(0.30)	0.38		(0.54)	(0.04)	1.78	5.24	(0.30)

Total from investment operations	0.38		(0.05)	0.41	1.88	5.17	(0.42)	0.40		0.01	0.45	1.92	5.22	(0.42)

Less distributions to shareholders:
From net investment income	(0.08)		(0.12)	(0.36)	(0.06)	—	—	(0.08)		(0.55)	(0.39)	(0.10)	—	—
From net realized gains	(0.46)		(0.73)	—	(5.01)	(2.15)	(2.40)	(0.46)		(0.73)	—	(5.01)	(2.15)	(2.40)

Total distributions	(0.54)		(0.85)	(0.36)	(5.07)	(2.15)	(2.40)	(0.54)		(1.28)	(0.39)	(5.11)	(2.15)	(2.40)

Net asset value, end of period	$25.73		$25.89	$26.79	$26.74	$29.93	$26.91	$25.53		$25.67	$26.94	$26.88	$30.07	$27.00

Total Return(c)	2.03	%**	(0.37)%	1.57%	6.09%	19.50%	(1.66)%	2.11	%**	(0.22)%	1.69%	6.17%	19.62%	(1.65)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$201		$2,477	$10,922	$3,434	$5,049	$6,807	$16,529		$33,992	$449,614	$142,238	$155,375	$223,854
Net expenses to average daily net assets	0.40	%*	0.40%	0.50%	0.60%	0.61%	0.60%	0.31	%*	0.31%	0.40%	0.51%	0.51%	0.51%
Net investment income (loss) to average daily net assets(b)	0.25	%*	2.03%	1.70%	0.34%	(0.16)%	(0.45)%	0.15	%*	2.00%	1.80%	0.47%	(0.07)%	(0.37)%
Portfolio turnover rate	176	%**	42%	16%	0%	0%	0%	176	%**	42%	16%	0%	0%	0%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.41	%*	0.04%	0.04%	0.08%	0.06%	0.05%	0.48	%*	0.05%	0.04%	0.08%	0.06%	0.05%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	—		—	$0.00 (d)	$0.01	$0.02 (a)	$0.08 (a)	—		—	$0.00 (d)	$0.01	$0.02 (a)	$0.07 (a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

80	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

TAX-MANAGED INTERNATIONAL EQUITIES FUND

	Class III Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$13.57		$13.82		$17.00		$14.28		$12.92		$16.80

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.25		0.46		0.37		0.38		0.41		0.40
Net realized and unrealized gain (loss)	0.29		(0.10)		(2.63)		2.84		1.50		(3.82)

Total from investment operations	0.54		0.36		(2.26)		3.22		1.91		(3.42)

Less distributions to shareholders:
From net investment income	(0.02)		(0.61)		(0.39)		(0.50)		(0.55)		(0.46)
From net realized gains	—		—		(0.53)		—		—		—

Total distributions	(0.02)		(0.61)		(0.92)		(0.50)		(0.55)		(0.46)

Net asset value, end of period	$14.09		$13.57		$13.82		$17.00		$14.28		$12.92

Total Return(b)	4.02	%**	2.31%		(13.50)%		22.70%		15.05%		(20.63)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,976		$36,228		$48,739		$68,782		$115,733		$215,977
Net expenses to average daily net assets(c)	0.79	%*	0.80%		0.79%		0.70%		0.68%		0.66%
Net investment income (loss) to average daily net assets(a)	3.94	%*	3.28%		2.47%		2.35%		2.95%		2.59%
Portfolio turnover rate	43	%(d)**	52	%(d)	63	%(d)	43	%(d)	47	%(d)	79%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.53	%(e)*	0.54	%(e)	0.54%		0.34%		0.23%		0.14%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2020, and the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 43%, 65%, 117%, 80% and 54%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	81

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. EQUITY FUND

	Class III Shares											Class VI Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020		2019		2018		2017		2016			2020		2019		2018		2017		2016
Net asset value, beginning of period	$11.89		$13.07		$15.41		$15.14		$13.79		$16.61	$11.78		$12.97		$15.31		$15.06		$13.73		$16.54

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.09		0.22		0.23		0.27		0.27		0.24	0.09		0.23		0.24		0.29		0.27		0.26
Net realized and unrealized gain (loss)	1.55		0.21		(0.04	)(b)	1.73		2.89		(1.20)	1.54		0.20		(0.04	)(b)	1.71		2.89		(1.19)

Total from investment operations	1.64		0.43		0.19		2.00		3.16		(0.96)	1.63		0.43		0.20		2.00		3.16		(0.93)

Less distributions to shareholders:
From net investment income	(0.06)		(0.32)		(0.26)		(0.28)		(0.34)		(0.26)	(0.06)		(0.33)		(0.27)		(0.30)		(0.36)		(0.28)
From net realized gains	(0.81)		(1.29)		(2.27)		(1.45)		(1.47)		(1.60)	(0.81)		(1.29)		(2.27)		(1.45)		(1.47)		(1.60)

Total distributions	(0.87)		(1.61)		(2.53)		(1.73)		(1.81)		(1.86)	(0.87)		(1.62)		(2.54)		(1.75)		(1.83)		(1.88)

Net asset value, end of period	$12.66		$11.89		$13.07		$15.41		$15.14		$13.79	$12.54		$11.78		$12.97		$15.31		$15.06		$13.73

Total Return(c)	14.39	%**	2.51%		1.94%		13.76%		23.59%		(6.17)%	14.47	%**	2.53%		2.05%		13.84%		23.68%		(6.02)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$93,390		$83,738		$131,198		$77,297		$109,726		$194,615	$288,733		$365,693		$758,714		$1,200,008		$1,469,935		$3,838,628
Net expenses to average daily net assets(d)	0.47	%*	0.46%		0.46%		0.46%		0.46%		0.46%	0.37	%*	0.37%		0.37%		0.37%		0.37%		0.37%
Net investment income (loss) to average daily net assets(a)	1.50	%*	1.64%		1.62%		1.78%		1.80%		1.57%	1.59	%*	1.75%		1.68%		1.88%		1.87%		1.68%
Portfolio turnover rate	31	%(e)**	72	%(e)	89	%(e)	79	%(e)	66	%(e)	89%	31	%(e)**	72	%(e)	89	%(e)	79	%(e)	66	%(e)	89%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(f)*	0.03	%(f)	0.03%		0.02%		0.02%		0.02%	0.05	%(f)*	0.03	%(f)	0.03%		0.02%		0.02%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2020, and the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 38%, 88%, 105%, 100% and 91%, respectively, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

82	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. SMALL CAP VALUE FUND

	Class VI Shares
	Six Months Ended August 31, 2020 (Unaudited)		Period from July 2, 2019 (commencement of operations) through February 29, 2020
Net asset value, beginning of period	$18.06		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.14		0.23
Net realized and unrealized gain (loss)	(0.25)		(1.99)

Total from investment operations	(0.11)		(1.76)

Less distributions to shareholders:
From net investment income	(0.03)		(0.18)

Total distributions	(0.03)		(0.18)

Net asset value, end of period	$17.92		$18.06

Total Return(b)	(0.56	)%**	(8.95	)%**
Ratios/Supplemental Data:
$ Net assets, end of period (000’s)	$437,126		$415,508
Net expenses to average daily net assets(c)	0.41	%*	0.44	%*
Net investment income (loss) to average daily net assets(a)	1.73	%*	1.69	%*
Portfolio turnover rate(d)	46	%**	56	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e)(f)*	0.00	%(e)(f)*
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the periods ended August 31, 2020 and February 29, 2020, including transactions in USTF, was 52% and 69%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	83

GMO Trust Funds

Notes to Financial Statements

August 31, 2020 (Unaudited)

1.	Organization

Each of Climate Change Fund, Cyclical Focus Fund (commenced operations on May 12, 2020), Emerging Domestic Opportunities Fund, Emerging Markets Fund, International Equity Fund, Quality Fund, Resources Fund, Risk Premium Fund, Tax-Managed International Equities Fund, U.S. Equity Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Climate Change Fund	Not Applicable	High total return
Cyclical Focus Fund	Not Applicable	Total return
Emerging Domestic Opportunities Fund	Not Applicable	Total return
Emerging Markets Fund	MSCI Emerging Markets Index	Total return in excess of benchmark
International Equity Fund	Not Applicable	High total return
Quality Fund	Not Applicable	Total return
Resources Fund	Not Applicable	Total return
Risk Premium Fund	Not Applicable	Total return
Tax-Managed International Equities Fund	Not Applicable	High after-tax total return
U.S. Equity Fund	Not Applicable	High total return
U.S. Small Cap Value Fund	S&P SmallCap 600 Value Index	Total return in excess of its benchmark

Tax-Managed International Equities Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2020, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$1,318,712	$—	$—	$1,318,712
Australia	—	1,758,645	—	1,758,645
Brazil	—	2,063,493	—	2,063,493
Canada	10,986,385	—	—	10,986,385
China	601,065	6,360,562	—	6,961,627
Denmark	—	1,760,594	—	1,760,594
Finland	—	2,151,461	—	2,151,461
France	—	12,834,711	—	12,834,711
Germany	—	3,894,102	—	3,894,102
India	—	742,451	—	742,451
Israel	—	1,199,188	—	1,199,188
Italy	—	6,382,214	—	6,382,214
Japan	—	12,735,623	—	12,735,623
Mexico	3,354,617	—	—	3,354,617
Netherlands	—	1,118,369	—	1,118,369
Norway	—	2,370,974	—	2,370,974
Pakistan	—	501,223	—	501,223
Portugal	—	2,354,338	—	2,354,338
Russia	—	6,570,179	—	6,570,179
Spain	—	3,818,968	—	3,818,968
Sweden	—	462,221	—	462,221
Switzerland	—	2,008,732	—	2,008,732
Taiwan	—	373,020	—	373,020
Thailand	—	301,954	—	301,954
Ukraine	—	1,025,949	—	1,025,949
United Kingdom	588,588	4,040,072	—	4,628,660
United States	38,323,201	—	—	38,323,201

TOTAL COMMON STOCKS	55,172,568	76,829,043	—	132,001,611

Preferred Stocks
Chile	4,302,592	—	—	4,302,592

TOTAL PREFERRED STOCKS	4,302,592	—	—	4,302,592

Mutual Funds
United States	5,778,990	—	—	5,778,990

TOTAL MUTUAL FUNDS	5,778,990	—	—	5,778,990

Short-Term Investments	670,861	—	—	670,861

Total Investments	65,925,011	76,829,043	—	142,754,054

Total	$65,925,011	$76,829,043	$—	$142,754,054

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Cyclical Focus Fund
Asset Valuation Inputs
Common Stocks
Canada	$4,785,160	$—	$—	$4,785,160
Finland	—	3,970,235	—	3,970,235
France	—	10,034,953	—	10,034,953
Germany	—	4,662,825	—	4,662,825
Ireland	—	2,868,746	—	2,868,746
Japan	—	3,245,500	—	3,245,500
Mexico	3,691,034	—	—	3,691,034
Russia	—	6,068,995	—	6,068,995
Spain	—	6,239,325	—	6,239,325
Switzerland	—	1,220,413	—	1,220,413
United Kingdom	—	16,100,721	—	16,100,721
United States	69,287,407	—	—	69,287,407

TOTAL COMMON STOCKS	77,763,601	54,411,713	—	132,175,314

Preferred Stocks
Brazil	—	3,328,257	—	3,328,257

TOTAL PREFERRED STOCKS	—	3,328,257	—	3,328,257

Mutual Funds
United States	650,000	—	—	650,000

TOTAL MUTUAL FUNDS	650,000	—	—	650,000

Short-Term Investments	113,682	—	—	113,682

Total Investments	78,527,283	57,739,970	—	136,267,253

Total	$78,527,283	$57,739,970	$—	$136,267,253

Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Brazil	$4,323,783	$12,445,887	$—	$16,769,670
China	149,057,968	217,745,998	—	366,803,966
France	—	1,976,496	—	1,976,496
India	—	57,487,925	—	57,487,925
Indonesia	—	2,263,389	—	2,263,389
Japan	—	2,448,748	—	2,448,748
Mexico	4,796,327	—	—	4,796,327
Panama	1,996,875	—	—	1,996,875
Philippines	—	5,992,743	—	5,992,743
Russia	3,793,588	13,168,210	—	16,961,798
Singapore	1,635,067	—	—	1,635,067
South Korea	—	70,366,302	—	70,366,302
Switzerland	—	20,944,191	—	20,944,191
Taiwan	5,698,075	121,535,200	—	127,233,275
Thailand	—	10,821,721	—	10,821,721
United States	45,378,790	—	—	45,378,790
Vietnam	—	6,677,807	—	6,677,807

TOTAL COMMON STOCKS	216,680,473	543,874,617	—	760,555,090

Preferred Stocks
Brazil	—	7,299,613	—	7,299,613

TOTAL PREFERRED STOCKS	—	7,299,613	—	7,299,613

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund (continued)
Asset Valuation Inputs (continued)
Investment Funds
China	$5,692,280	$5,504,811	$—	$11,197,091
Russia	37,660,140	—	—	37,660,140
Thailand	—	20,710,593	—	20,710,593
United States	64,054,608	—	—	64,054,608

TOTAL INVESTMENT FUNDS	107,407,028	26,215,404	—	133,622,432

Mutual Funds
United States	20,163,838	—	—	20,163,838

TOTAL MUTUAL FUNDS	20,163,838	—	—	20,163,838

Short-Term Investments	15,984,827	—	—	15,984,827

Total Investments	360,236,166	577,389,634	—	937,625,800

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	491,821	—	491,821
Futures Contracts
Equity Risk	583,196	1,336,959	—	1,920,155

Total	$360,819,362	$579,218,414	$—	$940,037,776

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,021,220)	$—	$(1,021,220)
Swap Contracts
Equity Risk	—	(558,213)	—	(558,213)

Total	$—	$(1,579,433)	$—	$(1,579,433)

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Argentina	$1,621,625	$949,327	$—	$2,570,952
Brazil	—	1,008,490	—	1,008,490
Chile	—	1,066,821	—	1,066,821
China	233,009,278	883,091,569	687,590	1,116,788,437
Czech Republic	—	1,410,339	—	1,410,339
India	—	61,392,463	—	61,392,463
Indonesia	—	68,447,650	—	68,447,650
Kuwait	—	16,036,890	—	16,036,890
Malaysia	—	1,932,078	—	1,932,078
Mexico	69,033,985	—	—	69,033,985
Pakistan	—	10,965,226	—	10,965,226
Philippines	—	7,653,497	—	7,653,497
Poland	—	42,774,233	—	42,774,233
Qatar	—	14,663,287	—	14,663,287
Russia	9,167,612	411,199,371	—	420,366,983
Saudi Arabia	—	10,362	—	10,362
South Africa	5,752,745	109,849,395	—	115,602,140
South Korea	—	45,588,513	—	45,588,513
Sri Lanka	—	612,665	—	612,665
Taiwan	792	530,908,585	—	530,909,377
Thailand	—	11,109,681	—	11,109,681
Turkey	—	33,014,651	—	33,014,651

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
United Arab Emirates	$—	$2,710,600	$—		$2,710,600
United Kingdom	—	22,860,365	—		22,860,365
Vietnam	—	3,439,979	—		3,439,979

TOTAL COMMON STOCKS	318,586,037	2,282,696,037	687,590		2,601,969,664

Preferred Stocks
Brazil	—	2,029,536	—		2,029,536
Colombia	1,590,846	—	—		1,590,846
Russia	—	55,207,822	—		55,207,822
South Korea	—	64,419,730	—		64,419,730
Taiwan	—	1,348,795	—		1,348,795

TOTAL PREFERRED STOCKS	1,590,846	123,005,883	—		124,596,729

Investment Funds
Thailand	—	10,715,219	—		10,715,219
United States	51,017,854	—	—		51,017,854

TOTAL INVESTMENT FUNDS	51,017,854	10,715,219	—		61,733,073

Debt Obligations
United States	19,031,588	—	—		19,031,588

TOTAL DEBT OBLIGATIONS	19,031,588	—	—		19,031,588

Short-Term Investments	42,223,000	—	—		42,223,000

Total Investments	432,449,325	2,416,417,139	687,590		2,849,554,054

Derivatives^
Futures Contracts
Equity Risk	15,525,340	229,665	—		15,755,005
Swap Contracts
Equity Risk	—	693,922	—		693,922

Total	$447,974,665	$2,417,340,726	$687,590		$2,866,002,981

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$111,406,960	$—		$111,406,960
Belgium	—	30,925,151	—		30,925,151
Denmark	—	1,167,842	—		1,167,842
France	36,934,566	186,269,959	—		223,204,525
Germany	—	131,574,635	—		131,574,635
Hong Kong	—	57,166,793	—		57,166,793
Ireland	20,527,430	7,409,481	—		27,936,911
Italy	—	112,949,157	—		112,949,157
Japan	—	543,665,777	—		543,665,777
Malta	—	—	0	§	0	§
Netherlands	—	193,252,315	—		193,252,315
Norway	1,044,352	67,831,888	—		68,876,240
Portugal	—	85,392,748	—		85,392,748
Singapore	—	107,691,701	—		107,691,701
Spain	—	162,960,154	—		162,960,154
Sweden	—	101,235,160	—		101,235,160

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
International Equity Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Switzerland	$—	$168,402,838	$—		$168,402,838
United Kingdom	26,252,533	429,067,723	—		455,320,256

TOTAL COMMON STOCKS	84,758,881	2,498,370,282	0	§	2,583,129,163

Preferred Stocks
Germany	—	9,394,025	—		9,394,025

TOTAL PREFERRED STOCKS	—	9,394,025	—		9,394,025

Short-Term Investments	44,172,910	—	—		44,172,910

Total Investments	128,931,791	2,507,764,307	0	§	2,636,696,098

Derivatives^
Futures Contracts
Equity Risk	424,735	—	—		424,735

Total	$129,356,526	$2,507,764,307	$0	§	$2,637,120,833

Quality Fund
Asset Valuation Inputs
Common Stocks
France	$—	$58,272,185	$—		$58,272,185
Germany	—	251,061,033	—		251,061,033
Netherlands	—	47,470,765	—		47,470,765
Switzerland	—	259,534,832	—		259,534,832
Taiwan	—	199,733,754	—		199,733,754
United Kingdom	—	290,405,705	—		290,405,705
United States	5,933,249,409	—	—		5,933,249,409

TOTAL COMMON STOCKS	5,933,249,409	1,106,478,274	—		7,039,727,683

Debt Obligations
United States	41,343,242	—	—		41,343,242

TOTAL DEBT OBLIGATIONS	41,343,242	—	—		41,343,242

Mutual Funds
United States	15,830,961	—	—		15,830,961

TOTAL MUTUAL FUNDS	15,830,961	—	—		15,830,961

Short-Term Investments	41,949,945	—	—		41,949,945

Total Investments	6,032,373,557	1,106,478,274	—		7,138,851,831

Total	$6,032,373,557	$1,106,478,274	$—		$7,138,851,831

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$6,051,527	$—	$—		$6,051,527
Australia	—	28,688,643	—		28,688,643
Austria	—	5,982,583	—		5,982,583
Brazil	—	8,990,038	—		8,990,038
Canada	35,648,360	—	—		35,648,360
China	—	20,791,083	—		20,791,083
Colombia	5,286,355	—	—		5,286,355
Denmark	—	4,316,165	—		4,316,165
Finland	—	6,727,199	—		6,727,199
France	—	19,421,620	—		19,421,620

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Hungary	$—	$4,993,646	$—		$4,993,646
India	—	16,196,621	—		16,196,621
Israel	—	11,660,437	—		11,660,437
Japan	—	19,816,234	—		19,816,234
Mexico	17,941,520	—	—		17,941,520
Norway	—	16,828,279	—		16,828,279
Pakistan	—	4,848,520	—		4,848,520
Poland	—	4,328,369	—		4,328,369
Russia	—	73,028,278	—		73,028,278
Singapore	—	—	0	§	0	§
South Africa	—	960,021	—		960,021
South Korea	—	957,841	—		957,841
Spain	—	6,460,452	—		6,460,452
Sweden	—	5,616,682	—		5,616,682
Switzerland	—	3,301,770	—		3,301,770
Thailand	—	9,747,947	—		9,747,947
Turkey	—	2,878,186	—		2,878,186
Ukraine	—	3,403,643	—		3,403,643
United Kingdom	—	78,845,162	—		78,845,162
United States	84,322,466	—	—		84,322,466

TOTAL COMMON STOCKS	149,250,228	358,789,419	0	§	508,039,647

Preferred Stocks
Brazil	—	28,601,896	—		28,601,896
Chile	17,919,480	—	—		17,919,480
Russia	—	12,195,685	—		12,195,685

TOTAL PREFERRED STOCKS	17,919,480	40,797,581	—		58,717,061

Debt Obligations
United States	20,345,312	—	—		20,345,312

TOTAL DEBT OBLIGATIONS	20,345,312	—	—		20,345,312

Rights/Warrants
Singapore	—	—	0	§	0	§

TOTAL RIGHTS/WARRANTS	—	—	0	§	0	§

Short-Term Investments	1,942,025	—	—		1,942,025

Total Investments	189,457,045	399,587,000	—		589,044,045

Total	$189,457,045	$399,587,000$	0	§	$589,044,045

Risk Premium Fund
Asset Valuation Inputs
Debt Obligations
United States	$8,499,379	$—	$—		$8,499,379

TOTAL DEBT OBLIGATIONS	8,499,379	—	—		8,499,379

Short-Term Investments	8,091,284	—	—		8,091,284

Total Investments	16,590,663	—	—		16,590,663

Total	$16,590,663	$—	$—		$16,590,663

Liability Valuation Inputs
Derivatives^
Written Options
Equity Risk	$(139,160)	$—	$—		$(139,160)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,470,474	$—		$1,470,474
Belgium	—	561,627	—		561,627
Brazil	—	297,921	—		297,921
China	—	788,124	—		788,124
Denmark	—	43,341	—		43,341
France	—	3,213,521	—		3,213,521
Germany	—	1,943,720	—		1,943,720
Hong Kong	—	502,222	—		502,222
Hungary	—	66,020	—		66,020
India	—	130,188	—		130,188
Ireland	198,856	527,787	—		726,643
Italy	—	1,525,151	—		1,525,151
Japan	—	8,244,686	—		8,244,686
Malaysia	—	14,235	—		14,235
Malta	—	—	0	§	0	§
Netherlands	—	2,943,311	—		2,943,311
Norway	—	260,062	—		260,062
Philippines	—	3,012	—		3,012
Poland	—	17,512	—		17,512
Portugal	—	1,295,876	—		1,295,876
Russia	—	459,624	—		459,624
Singapore	—	1,218,949	—		1,218,949
South Africa	—	24,711	—		24,711
South Korea	—	871,097	14,264		885,361
Spain	—	2,184,864	—		2,184,864
Sweden	—	809,064	—		809,064
Switzerland	—	2,440,656	—		2,440,656
Taiwan	—	262,407	—		262,407
Thailand	—	10,702	—		10,702
Turkey	—	597,547	—		597,547
United Kingdom	383,377	4,646,982	—		5,030,359

TOTAL COMMON STOCKS	582,233	37,375,393	14,264		37,971,890

Preferred Stocks
Brazil	—	22,554	—		22,554
Germany	—	281,089	—		281,089
Russia	—	21,604	—		21,604

TOTAL PREFERRED STOCKS	—	325,247	—		325,247

Mutual Funds
United States	575,165	—	—		575,165

TOTAL MUTUAL FUNDS	575,165	—	—		575,165

Short-Term Investments	41,793	—	—		41,793

Total Investments	1,199,191	37,700,640	14,264		38,914,095

Derivatives^
Futures Contracts
Equity Risk	$7,654	$—	$—		$7,654

Total	$1,206,845	$37,700,640	$14,264		$38,921,749

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$376,408,183	$—	$—	$376,408,183
Mutual Funds	2,300,296	—	—	2,300,296
Short-Term Investments	2,894,890	—	—	2,894,890

Total Investments	381,603,369	—	—	381,603,369

Derivatives^
Futures Contracts
Equity Risk	116,237	—	—	116,237

Total	$381,719,606	$—	$—	$381,719,606

U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$430,977,272	$—	$—	$430,977,272
Mutual Funds	760,097	—	—	760,097
Rights/Warrants	—	—	36,350	36,350
Short-Term Investments	418,520	—	—	418,520

Total Investments	432,155,889	—	36,350	432,192,239

Derivatives^
Futures Contracts
Equity Risk	15,176	—	—	15,176

Total	$432,171,065	$—	$36,350	$432,207,415

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options and fully funded total return swaps, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2020.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). At August 31, 2020, there were no material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” in Note 4 “Derivative financial instruments”. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities with a value equal to at least 100% of the market value of the loaned securities (marked to market daily). Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company serves as the Funds’ lending agent.

Funds that lend their portfolio securities bear the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, and of loss of rights in the collateral should the borrower fail financially. Such Funds also bear the risk that the value of investments made with collateral may decline and bear the risk of total loss with respect to the investment of collateral.

At August 31, 2020, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)
Climate Change Fund	3,764,202	349,329	3,663,624	4,012,953
Cyclical Focus Fund	50,439	—	53,550	53,550
Emerging Markets Fund	7,505,651	—	7,955,200	7,955,200
Resources Fund	16,820,856	—	17,765,402	17,765,402

*	Non-cash collateral is comprised of U.S Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

Information regarding the value of the securities loaned and the value of cash collateral at period end is included in the Statements of Assets and Liabilities.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes, interest charges and related fees.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2020, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 29, 2020, certain Funds elected to defer to March 1, 2020, late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Loss Deferral ($)
Climate Change Fund	—	—
Cyclical Focus Fund	N/A	N/A
Emerging Domestic Opportunities Fund	(4,232,323)	—
Emerging Markets Fund	—	—
International Equity Fund	—	—
Quality Fund	—	—
Resources Fund	(587,787)	(3,496)
Risk Premium Fund	—	—
Tax-Managed International Equities Fund	(109,804)	—
U.S. Equity Fund	—	—
U.S. Small Cap Value Fund	—	—

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

As of February 29, 2020, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 29, 2020, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Climate Change Fund	(1,674,056)	(1,980,298)
Cyclical Focus Fund	N/A	N/A
Emerging Domestic Opportunities Fund	(62,062,022)	(24,386,617)
Emerging Markets Fund	(175,917,907)	(1,146,100,690)
International Equity Fund	(793,540,682)	(229,281,977)
Quality Fund	—	—
Resources Fund	(15,989,881)	—
Risk Premium Fund	—	—
Tax-Managed International Equities Fund	(5,109,986)	—
U.S. Equity Fund	—	—
U.S. Small Cap Value Fund	(3,815,247)	(62,580)

As of August 31, 2020, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Climate Change Fund	134,559,698	16,316,246	(8,121,890)	8,194,356	—
Cyclical Focus Fund	119,558,551	18,594,477	(1,885,775)	16,708,702	—
Emerging Domestic Opportunities Fund	805,717,009	149,699,005	(17,790,214)	131,908,791	832,543
Emerging Markets Fund	2,897,914,133	319,243,358	(367,603,437)	(48,360,079)	16,448,927
International Equity Fund	2,608,351,499	299,071,746	(270,727,147)	28,344,599	424,735
Quality Fund	4,509,231,193	2,886,294,464	(256,673,826)	2,629,620,638	—
Resources Fund	578,511,802	68,254,033	(57,721,790)	10,532,243	—
Risk Premium Fund	16,564,440	26,844	(621)	26,223	170,357
Tax-Managed International Equities Fund	30,807,311	8,682,928	(576,144)	8,106,784	7,654
U.S. Equity Fund	327,851,311	64,690,662	(10,938,604)	53,752,058	116,237
U.S. Small Cap Value Fund	455,202,365	42,375,934	(65,386,060)	(23,010,126)	15,176

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules,

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Prior to November 3, 2017, Brown Brothers Harriman & Co. served as the Funds’ custodian and fund accounting agent except for Climate Change Fund, Quality Fund, U.S. Equity Fund and Risk Premium Fund. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund directly or indirectly (e.g., through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and

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GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

As of August 31, 2020, none of the Funds charge a purchase premium or redemption fee. Historical information on purchase premiums and redemption fees are provided in the table below.

Emerging Domestic Opportunities Fund	For the period from December 1, 2018 to November 22, 2019, the premium on cash purchases and the fee on cash redemptions were each 0.40% of the amount invested or redeemed. Prior to December 1, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.80% of the amount invested or redeemed.
Emerging Markets Fund	For the period from December 1, 2018 to November 22, 2019, the premium on cash purchases and the fee on cash redemptions were each 0.40% of the amount invested or redeemed. Prior to December 1, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.80% of the amount invested or redeemed.
Resources Fund	Prior to March 9, 2020, the premium on cash purchases and the fee on cash redemptions were each 0.30% of the amount invested or redeemed.
Risk Premium Fund	Prior to May 18, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.15% of the amount invested or redeemed.

Other matters

Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.12% of the Fund’s total net assets as of August 31, 2020, though in recognition of the potential liability, a portion of that amount is included as a Miscellaneous payable within the Statements of Assets and Liabilities. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of GMO Trust’s Board of Trustees. Any costs in respect of this matter will be borne by EMF.

Recently-issued accounting guidance

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, “Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU on the Funds’ financial statements.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Climate Change Fund	Cyclical Focus Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Commodities Risk	X						X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X
Credit Risk			X					X
Currency Risk	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk			X	X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X		X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income			X					X
Merger Arbitrage Risk	X						X
Non-Diversified Funds	X	X	X	X		X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X	X	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

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An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. In addition, the value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty can be expected to be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral if the Fund’s interest in the collateral is not perfected or additional collateral is not posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities broad authority to

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intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligation to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligors’ failure to meet their payment obligations or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment will be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner can be expected to be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer will default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

Asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “high yield” or “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment

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grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and typically involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund is likely to lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

Some Funds may lend their portfolio securities. A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of a Fund’s ability to vote the securities, and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund is likely to realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forward contracts, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates or inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, runs the risk of being unable to obtain payments GMO believes are owed to it under an OTC derivatives contract or of those payments being delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront

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deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation and exposes the Funds to the risk that the pricing models used do not produce valuations that are consistent with the values the Funds realize when they close or sell an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, the Funds run a risk that inaccurate valuations will result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of the Funds’ net asset values.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction will lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index could result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

Special tax rules apply to a Fund’s transactions in derivatives, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s derivative transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. See the Funds’ Prospectus and Statement of Additional Information for more information.

Derivatives Regulation. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these requirements are evolving, their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivative positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivative positions. Also, as a general matter, in contrast to a bilateral derivative position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivative position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivative positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy, and any increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between

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the Funds and clearing members generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks are likely to be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. Variation margin requirements became effective in March 2017 and initial margin requirements will become effective in 2020 or 2021. Such requirements could increase the amount of margin a Fund needs to post in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While these rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e. the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to different kinds of costs and risks.

The SEC recently reproposed a rule under the 1940 Act regulating the use by registered investment companies of derivatives and many related instruments. The ultimate impact, if any, of such a rule is unclear, but the reproposed rule, if adopted, could, among other things, restrict a Fund’s ability to continue to engage in derivatives transactions in the manner it has historically and increase the costs of derivatives transactions, which could have an adverse impact on a Fund’s performance.

Options. Some Funds, particularly Risk Premium Fund, are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights at any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date). If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

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National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e. options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and Funds with investments whose prices are closely correlated are subject to greater overall risk than Funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to a particular geographic region, country or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than do funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

Because Risk Premium Fund may hold a limited number of options contracts relating to relatively few stock indices, the Fund is subject to focused investment risk.

• FUND OF FUNDS RISK. A Fund that invests in Underlying Funds (including underlying GMO Funds) is exposed to the risk that the Underlying Funds will not perform as expected. A Fund also is indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Because, absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any), the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

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In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance will not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs bears a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could result in higher expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

The SEC recently adopted a rule that will change the regulatory framework under which some registered investment companies are permitted to invest in other registered investment companies (the “Fund of Funds Rule”). The impact of the Fund of Funds Rule is still under review but could adversely affect the Funds by, among other things, limiting the number of shares of other registered investment companies (such as other Funds or exchange-traded funds) or pooled investment vehicles that a Fund is permitted to purchase.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities or securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also tends to be greater in times of financial stress. For example, inflation-protected securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are often more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

The Board of Trustees has designated GMO as administrator to the Funds’ liquidity risk management program, which was adopted by the Funds pursuant to Rule 22e-4 under the 1940 Act. Under that program, each Fund is required to classify its investments into specific liquidity categories and monitor compliance with limits on illiquid investments. The term “illiquid investments” for purposes of the program means investments that GMO reasonably expects cannot be sold or disposed of under current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investments. While the liquidity risk management program is designed to assist in the assessment and management of illiquidity risk, there is no guarantee it will be effective in reducing the illiquidity risk inherent in a Fund’s investments.

Historically, credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. If a Fund is required to sell illiquid investments to satisfy collateral posting requirements or to meet redemptions, those sales could put significant downward price pressure on the market price of the securities being sold.

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A Fund’s, and particularly GMO Risk Premium Fund’s, ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund would temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, at disadvantageous prices to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds, adversely affecting the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital losses (including capital loss carryforwards) to offset realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e. a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases is the business day prior to actual receipt by the Fund of the redemption request) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the determination of net asset value and corresponding liquidation of assets could be longer due to time zone differences. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. In the case of Tax-Managed International Equities Fund, GMO’s tax-management strategies may be ineffective or limited by market conditions, the timing of cash flows into and out of the Fund, and current or future changes in tax legislation and regulation.

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For many Funds, GMO uses quantitative models as part of its investment process. Those Funds run the risk that GMO’s models will not accurately predict future market movements or characteristics. In addition, GMO’s models are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to operational risks resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other operational services. Examples of such operational risks include the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges, and such service providers, counterparties, or issuers may have limited, if any, indemnification obligations to GMO or the Funds, each of whom could be negatively impacted as a result.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars, pandemics and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices in late 2014, as well as in early 2020) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program.

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While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in the recent past) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in shutdowns of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Climate change regulation (such as decarbonization legislation or other mandatory controls to reduce emissions of greenhouse gases) could significantly affect many of the companies in which the Funds invest by, among other things, increasing those companies’ operating costs and capital expenditures. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely would be significantly disrupted. On January 31, 2020, the United Kingdom formally withdrew from the European Union (commonly known as “Brexit”), and an 11-month transition period commenced during which most European Union law will continue to apply in the United Kingdom while it negotiates its future relationship with the European Union. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. Potential negative long-term effects could include, among others, greater market volatility and illiquidity, disruptions to world securities markets, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and an increased likelihood of a recession in the United Kingdom. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the Euro and could negatively affect the financial markets of other countries in the European region and beyond, which may include companies or assets held or considered for prospective investment by GMO.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. These types of sanctions have recently been applied against the Venezuelan and Russian governments, as well as against certain Russian and Venezuelan officials and institutions. These sanctions have resulted, and any additional sanctions or intergovernmental actions or even the threat of further sanctions could result, in a decline in the value and liquidity of Russian and Venezuelan securities, a weakening of the Russian and Venezuelan currencies or other adverse consequences to their respective economies. Sanctions impair the ability of the Funds to buy, sell, receive or deliver those securities and/or assets that are subject to the sanctions. In addition, trade disputes (such as the “trade war” between the United States and China that intensified in 2018 and 2019) may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. Events such as these and their impact on the Funds are difficult to predict.

Natural and environmental disasters (such as the earthquake and tsunami in Japan in early 2011), epidemics or pandemics (such as the outbreak of a novel coronavirus beginning in late 2019 (described below)), and systemic market dislocations (such as the kind surrounding the insolvency of Lehman Brothers in 2008) can be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, government economic stimulus measures, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, rapid increases in unemployment, increased demand for and strain on government resources, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways and may continue to do so in the future. Health crises caused by the outbreak of COVID-19 may also exacerbate other pre-existing political, social, economic, market and financial risks. The effects of the outbreak in developing or

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emerging market countries may be greater due to less established health care systems. The COVID-19 pandemic and its effects may be short term or may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could impair the Funds’ ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance and your investment in a Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as a failure to keep up with technological advances or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may be attributable to general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. Equities which are characterized as relatively cyclical, such as investments in companies in the consumer discretionary, financials, energy, real estate, materials and industrials sectors, often are especially sensitive to economic cycles, which means they typically underperform non-cyclical equities during economic downturns. Cyclical equities’ performance can be significantly affected by, among other factors, cyclical revenue generation, consumer confidence and changing consumer preferences, and the performance of domestic and international economies. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Because of Risk Premium Fund’s emphasis on writing put options on stock indices, GMO expects the Fund’s net asset value to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when the markets associated with those indices rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt investments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “high yield” or “junk bonds”) may be particularly volatile. Often, below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A principal risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments would likely be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or variable-rate investments, generally have

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shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e. nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

When interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fee.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio investments when it would otherwise not do so, including at unfavorable prices. The risks associated with rising interest rates are generally greater during periods when prevailing interest rates are at or near their historic lows. Moreover, fixed income investments will be difficult to value during such periods. The U.S. Federal Reserve Bank recently decreased interest rates back to near historically low levels. A substantial increase in interest rates could have a material adverse effect on fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or imposition of currency controls) also could have a material adverse effect on the Funds.

• MERGER ARBITRAGE RISK. Some Funds engage in transactions in which the Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in merger arbitrage and the merger later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed merger can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings, and general market declines.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss. A Fund’s merger arbitrage transactions could result in tax inefficiencies, including larger distributions of net investment income and net realized capital gains than otherwise would be the case.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, they are likely to be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment is likely to have a greater impact on their performance.

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August 31, 2020 (Unaudited)

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Climate Change Fund
•	Cyclical Focus Fund
•	Emerging Domestic Opportunities Fund
•	Emerging Markets Fund
•	Quality Fund
•	Resources Fund
•	Risk Premium Fund
•	Tax-Managed International Equities Fund

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets list securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets (particularly in emerging markets) often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund.

A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. In some cases, the amount of a refund could be material to a Fund’s net asset value. Accordingly, a refund is not typically reflected in the Fund’s net asset value until it is received or GMO is confident it will be received. Generally, absent a determination by GMO that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value until it is received. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information. For information on possible special Singapore tax consequences of an investment in a Fund, see the Funds’ Prospectus and Statement of Additional Information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed

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non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e. a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of reliable information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities. The economies of emerging countries often are more volatile than the economies of developed countries. For example, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political or other conditions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds may have investment exposures in excess of its net assets (i.e. the Fund may be leveraged). While GMO expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when the Fund is selling them, from time

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

to time the Fund may have investment exposures in excess of its net assets (i.e. it may be leveraged). For example, if Risk Premium Fund receives a redemption request and is unable to close out an option it had sold, the Fund may temporarily have gross investment exposures in excess of its net assets (i.e. the Fund will be leveraged) and therefore is subject to heightened risk of loss. Risk Premium Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2020, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Forward currency contracts
Hedge foreign currency exposure in the underlying funds’ investments relative to the U.S. dollar	X
Futures contracts
Adjust exposure to certain securities markets	X	X	X		X	X	X
Maintain the diversity and liquidity of the portfolio			X		X	X	X
Options (Written)
Substitute for direct equity investment				X
Swap contracts
Substitute for direct equity investment	X	X
Achieve returns comparable to holding and lending a direct equity position	X	X

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August 31, 2020 (Unaudited)

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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August 31, 2020 (Unaudited)

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment

GMO Trust Funds

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August 31, 2020 (Unaudited)

when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

***

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2020 and the Statements of Operations for the period ended August 31, 2020^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Domestic Opportunities Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$491,821	$—	$—	$491,821
Unrealized Appreciation on Futures Contracts¤	—	1,920,155	—	—	—	1,920,155

Total	$—	$1,920,155	$491,821	$—	$—	$2,411,976

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(1,021,220)	$—	$—	$(1,021,220)
Swap Contracts, at value¤	—	(558,213)	—	—	—	(558,213)

Total	$—	$(558,213)	$(1,021,220)	$—	$—	$(1,579,433)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$(2,124)	$—	$—	$(2,124)
Futures Contracts	—	(1,077,171)	—	—	—	(1,077,171)
Swap Contracts	—	4,059,966	—	—	—	4,059,966

Total	$—	$2,982,795	$(2,124)	$—	$—	$2,980,671

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$(123,484)	$—	$—	$(123,484)
Futures Contracts	—	693,029	—	—	—	693,029
Swap Contracts	—	(1,177,155)	—	—	—	(1,177,155)

Total	$—	$(484,126)	$(123,484)	$—	$—	$(607,610)

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Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Markets Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$15,755,005	$—	$—	$—	$15,755,005
Swap Contracts, at value¤	—	693,922	—	—	—	693,922

Total	$—	$16,448,927	$—	$—	$—	$16,448,927

Net Realized Gain (Loss) on
Futures Contracts	$—	$(2,927,234)	$—	$—	$—	$(2,927,234)
Swap Contracts	—	9,479,649	—	—	—	9,479,649

Total	$—	$6,552,415	$—	$—	$—	$6,552,415

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$22,792,229	$—	$—	$—	$22,792,229
Swap Contracts	—	(132,196)	—	—	—	(132,196)

Total	$—	$22,660,033	$—	$—	$—	$22,660,033

International Equity Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$424,735	$—	$—	$—	$424,735

Total	$—	$424,735	$—	$—	$—	$424,735

Net Realized Gain (Loss) on
Futures Contracts	$—	$(18,241,371)	$—	$—	$—	$(18,241,371)

Total	$—	$(18,241,371)	$—	$—	$—	$(18,241,371)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$9,075,413	$—	$—	$—	$9,075,413

Total	$—	$9,075,413	$—	$—	$—	$9,075,413

Risk Premium Fund
Liability Derivatives
Written Options, at value	$—	$(139,160)	$—	$—	$—	$(139,160)

Total	$—	$(139,160)	$—	$—	$—	$(139,160)

Net Realized Gain (Loss) on
Written Options	$—	$2,790,470	$—	$—	$—	$2,790,470

Total	$—	$2,790,470	$—	$—	$—	$2,790,470

Change in Net Appreciation (Depreciation) on
Written Options	$—	$2,147,602	$—	$—	$—	$2,147,602

Total	$—	$2,147,602	$—	$—	$—	$2,147,602

Tax-Managed International Equities Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$7,654	$—	$—	$—	$7,654

Total	$—	$7,654	$—	$—	$—	$7,654

Net Realized Gain (Loss) on
Futures Contracts	$—	$(7,786)	$—	$—	$—	$(7,786)

Total	$—	$(7,786)	$—	$—	$—	$(7,786)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$5,814	$—	$—	$—	$5,814

Total	$—	$5,814	$—	$—	$—	$5,814

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
U.S. Equity Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$116,237	$—	$—	$—	$116,237

Total	$—	$116,237	$—	$—	$—	$116,237

Net Realized Gain (Loss) on
Futures Contracts	$—	$(1,124,069)	$—	$—	$—	$(1,124,069)

Total	$—	$(1,124,069)	$—	$—	$—	$(1,124,069)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$187,653	$—	$—	$—	$187,653

Total	$—	$187,653	$—	$—	$—	$187,653

U.S. Small Cap Value Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$15,176	$—	$—	$—	$15,176

Total	$—	$15,176	$—	$—	$—	$15,176

Net Realized Gain (Loss) on
Futures Contracts	$—	$(3,274,890)	$—	$—	$—	$(3,274,890)

Total	$—	$(3,274,890)	$—	$—	$—	$(3,274,890)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$805,546	$—	$—	$—	$805,546

Total	$—	$805,546	$—	$—	$—	$805,546

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at August 31, 2020, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2020:

Emerging Domestic Opportunities Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Morgan Stanley & Co. International PLC	$491,821	$—	$491,821	$—

Total	$491,821	$—	$491,821	$—

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$245,338	$—	$—	$245,338
Goldman Sachs International	558,213	(301,868)	—	256,345
Morgan Stanley & Co. International PLC	775,882	(159,930)	(491,821)	124,131

Total	$1,579,433	$(461,798)	$(491,821)	$625,814

Emerging Markets Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$693,922	$(693,922)	$—	$—	*

Total	$693,922	$(693,922)	$—	$—

Risk Premium Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. LLC	$139,160	$(139,160)	$—	$—	*

Total	$139,160	$(139,160)	$—	$—

*	The actual collateral received and/or pledged is more than the amount shown.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts), and number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2020:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Contracts)	Swap Contracts ($)
Emerging Domestic Opportunities Fund	82,622,129	39,924,826	—	7,608,156
Emerging Markets Fund	—	158,551,945	—	33,483,645
International Equity Fund	—	27,634,794	—	—
Risk Premium Fund	—	—	107	—
Tax-Managed International Equities Fund	—	195,563	—	—
U.S. Equity Fund	—	1,781,601	—	—
U.S. Small Cap Value Fund	—	3,859,656	—	—

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Climate Change Fund	Cyclical Focus Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Management Fee	0.60%(a)	0.33%	0.75%	0.65%(b)	0.50%	0.33%	0.50%	0.25%(c)	0.50%	0.31%	0.31%

(a)	Prior to December 31, 2018, GMO voluntarily agreed to reduce its annual management fee by 0.15%.
(b)	Prior to June 30, 2020, GMO contractually agreed to reduce its annual management fee from 0.75% to 0.65%.
(c)	Prior to October 1, 2018, the management fee was 0.45%.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I
Climate Change Fund		0.15%	0.10%*	0.085%*	0.055%*	0.15%	0.15%
Cyclical Focus Fund		0.15%*	0.10%*	0.085%*	0.055%	0.15%*	0.15%*
Emerging Domestic Opportunities Fund	0.22%	0.15%	0.105%*	0.085%	0.055%*	0.22%*	0.22%*
Emerging Markets Fund	0.22%	0.15%	0.105%*	0.085%	0.055%	0.22%	0.22%
International Equity Fund	0.22%	0.15%	0.09%			0.22%*	0.22%*
Quality Fund		0.15%	0.105%	0.085%*	0.055%	0.15%	0.15%
Resources Fund		0.15%	0.10%	0.085%*	0.055%*
Risk Premium Fund		0.15%	0.10%*	0.085%*	0.055%	0.15%*	0.15%*
Tax-Managed International Equities Fund		0.15%				0.15%*	0.15%*
U.S. Equity Fund		0.15%	0.10%*	0.085%*	0.055%	0.15%*	0.15%*
U.S. Small Cap Value Fund		0.15%*	0.10%*	0.085%*	0.055%	0.15%*	0.15%*

*	Class is offered but has no shareholders as of August 31, 2020.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

For each Fund, other than Climate Change Fund, for the period prior to September 25, 2018, Resources Fund, and U.S. Small Cap Value Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For Climate Change Fund, for the period prior to September 25, 2018, Resources Fund and U.S. Small Cap Value Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets (“Expense Threshold Amount”). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries in respect of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses, and in the case of Emerging Domestic Opportunities Fund, “Specified Operating Expenses” only includes custody expenses to the extent that they exceed 0.10% of the Fund’s average daily net assets.

For Climate Change Fund, for the period prior to September 25, 2018, Resources Fund and U.S Small Cap Value Fund, GMO is permitted to recover from the Fund, on a class-by-class basis, as applicable, the “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Funds’ “Specified Operating Expenses” later fall below the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses. A Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause a Fund to exceed the Expense Threshold Amount or the lower expense limit in effect when GMO seeks recovery.

For the period starting September 25, 2018, GMO has contractually agreed to waive its fees and/or reimburse GMO Climate Change Fund (the “Fund”) to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.77% for Class III shares; 0.72% for Class IV shares; 0.705% for Class V shares; 0.675% for Class VI shares; 0.77% for Class R6 shares; and 0.77% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel and independent compliance consultant to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), taxes, litigation and indemnification expenses, payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business, are excluded from the Expense Cap.

For the period ended August 31, 2020, GMO did not recoup any previously recorded waivers and/or reimbursements.

As of August 31, 2020, there were no waivers and/or reimbursements subject to possible future recoupment.

For each Fund that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds. For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

In addition, for Emerging Markets Fund only, GMO has contractually agreed to waive the shareholder service fees charged to holders of each class of shares of the Fund to the extent necessary to prevent the shareholder service fees borne by each class of shares of the Fund from exceeding the percentage of the class’s average daily net assets as follows: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% of Class IV shares, 0.05% for Class V shares, 0.02% for Class VI shares, 0.20% for Class R6 shares and 0.20% for Class I shares.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

These contractual waivers and reimbursements will continue through at least June 30, 2021 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

GMO has contractually agreed to reimburse Class I assets of each Fund (or waive its fees) to the extent that payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets. Effective January 27 2020, GMO has contractually agreed to reimburse Class I assets for Emerging Markets Fund and Emerging Domestic Opportunities Fund to the extent payments for sub-transfer agency, recordkeeping and other administrative services from Class I assets exceed 0.05% and 0.03%, respectively, of such Fund’s average daily net assets attributable to Class I assets.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to holders of Class I shares through an account maintained by a third party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class I shares. These payments create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2020 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Climate Change Fund	1,970	184
Cyclical Focus Fund	1,129	118
Emerging Domestic Opportunities Fund	15,297	1,608
Emerging Markets Fund	49,946	5,149
International Equity Fund	47,986	4,995
Quality Fund	107,122	10,906
Resources Fund	8,342	861
Risk Premium Fund	300	19
Tax-Managed International Equities Fund	756	34
U.S. Equity Fund	7,377	752
U.S. Small Cap Value Fund	6,696	709

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2020, none of the Funds had annualized indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2020, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2020 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Climate Change Fund	—	94,485,043	—	98,069,187
Cyclical Focus Fund	—	142,308,900	—	26,311,543
Emerging Domestic Opportunities Fund	—	1,048,062,281	10,000,166	1,140,342,217
Emerging Markets Fund	—	1,328,876,989	6,004,651	1,647,996,615
International Equity Fund	—	528,132,547	—	903,366,058
Quality Fund	20,392,560	1,229,696,472	62,350,281	1,352,030,532
Resources Fund	25,473,140	261,216,770	5,085,195	248,748,407
Risk Premium Fund	26,604,063	—	32,025,448	—
Tax-Managed International Equities Fund	—	18,046,653	—	17,668,912
U.S. Equity Fund	—	150,483,665	—	262,502,251
U.S. Small Cap Value Fund	—	231,442,751	—	212,078,475

Included in the table above are cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, if any, in accordance with U.S. GAAP for the period ended August 31, 2020. In-kind purchases and sales of securities, including short-term investments, if any, and net realized gains/(losses) attributed to redemption in-kind transactions, if any, are noted in the table below:

Fund Name	In-Kind Purchases ($)	In-Kind Sales ($)	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
Quality Fund	27,544,982	—	—

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

8.	Principal shareholders and related parties as of August 31, 2020

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Climate Change Fund	2	†	25.10%	9.59%	10.20%
Cyclical Focus Fund	2	#	91.90%	0.95%	99.05%
Emerging Domestic Opportunities Fund*	1		53.01%	1.21%	1.23%
Emerging Markets Fund*	2	#	23.71%	0.41%	68.24%
International Equity Fund	4	§	61.94%	0.01%	88.60%
Quality Fund	—		—	0.29%	9.11%
Resources Fund	2	†	86.01%	1.78%	39.40%
Risk Premium Fund	1	‡	89.11%	0.03%	97.18%
Tax-Managed International Equities Fund	1		77.14%	0.20%	—
U.S. Equity Fund	3	#	65.65%	—	93.01%
U.S. Small Cap Value Fund	4	§	81.45%	—	100.00%

*	The Fund’s outstanding shares were owned by more than 10 shareholders as of August 31, 2020.
†	One of the shareholders is another fund managed by GMO.
‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.
§	Three of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020

	Shares	Amount	Shares	Amount
Climate Change Fund
Class III:
Shares sold	227,746	$4,584,458	1,335,895	$29,627,307
Shares issued to shareholders in reinvestment of distributions	107,172	2,347,071	208,829	4,878,287
Shares repurchased	(529,437)	(9,692,546)	(1,258,218)	(27,634,266)

Net increase (decrease)	(194,519)	$(2,761,017)	286,506	$6,871,328

Class R6:*
Shares sold	309,450	$6,701,827	50,513	$1,239,895
Shares issued to shareholders in reinvestment of distributions	6,539	143,006	—	—
Shares repurchased	(56,696)	(1,083,011)	—	—

Net increase (decrease)	259,293	$5,761,822	50,513	$1,239,895

125

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020

	Shares	Amount	Shares	Amount
Climate Change Fund (continued)
Class I:**
Shares sold	94,512	$2,126,071	43,031	$1,000,842
Shares issued to shareholders in reinvestment of distributions	2,402	52,552	—	—
Shares repurchased	(1,399)	(30,613)	—	—

Net increase (decrease)	95,515	$2,148,010	43,031	$1,000,842

Cyclical Focus Fund
Class VI:***
Shares sold	5,737,820	$115,384,646

Net increase (decrease)	5,737,820	$115,384,646

Emerging Domestic Opportunities Fund
Class II:
Shares sold	987,861	$21,031,000	289,248	$6,614,135
Shares issued to shareholders in reinvestment of distributions	—	—	664,068	15,015,951
Shares repurchased	(2,063,704)	(41,499,147)	(8,745,485)	(191,639,350)
Purchase premiums	—	—	—	4,323
Redemption fees	—	—	—	847,788

Net increase (decrease)	(1,075,843)	$(20,468,147)	(7,792,169)	$(169,157,153)

Class III:
Shares sold	262,561	$5,182,564	77,711	$1,718,594
Shares issued to shareholders in reinvestment of distributions	—	—	227,211	5,137,598
Shares repurchased	(4,650,635)	(88,052,787)	(3,609,060)	(78,781,535)
Purchase premiums	—	—	—	1,876
Redemption fees	—	—	—	350,461

Net increase (decrease)	(4,388,074)	$(82,870,223)	(3,304,138)	$(71,573,006)

Class IV:‡
Shares issued to shareholders in reinvestment of distributions			—	$—
Shares repurchased			(5,133,511)	(114,489,235)
Purchase premiums			—	189
Redemption fees			—	9,656

Net increase (decrease)			(5,133,511)	$(114,479,390)

Class V:
Shares sold	138,376	$3,000,000	4,069,005	$94,765,020
Shares issued to shareholders in reinvestment of distributions	—	—	1,207,239	27,262,953
Shares repurchased	(382,280)	(7,436,652)	(13,489,760)	(301,571,976)
Purchase premiums	—	—	—	6,412
Redemption fees	—	—	—	1,090,567

Net increase (decrease)	(243,904)	$(4,436,652)	(8,213,516)	$(178,447,024)

126

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020

	Shares	Amount	Shares	Amount
Emerging Markets Fund
Class II:
Shares sold	867,699	$26,029,770	2,591,221	$84,009,094
Shares issued to shareholders in reinvestment of distributions	48,708	1,551,843	645,799	21,903,810
Shares repurchased	(3,380,195)	(102,381,879)	(4,313,640)	(141,674,686)
Purchase premiums	—	—	—	51,363
Redemption fees	—	—	—	223,821

Net increase (decrease)	(2,463,788)	$(74,800,266)	(1,076,620)	$(35,486,598)

Class III:
Shares sold	2,886,137	$90,418,477	3,289,119	$107,742,551
Shares issued to shareholders in reinvestment of distributions	30,895	987,393	138,763	4,718,700
Shares repurchased	(402,581)	(12,470,950)	(1,201,886)	(38,674,913)
Purchase premiums	—	—	—	29,976
Redemption fees	—	—	—	127,453

Net increase (decrease)	2,514,451	$78,934,920	2,225,996	$73,943,767

Class V:‡‡
Shares sold	—	$—	6,704,011	$210,170,738
Shares issued to shareholders in reinvestment of distributions	22,817	721,479	—	—
Shares repurchased	(2,472,464)	(75,000,000)	—	—
Purchase premiums	—	—	—	—
Redemption fees	—	—	—	—

Net increase (decrease)	(2,449,647)	$(74,278,521)	6,704,011	$210,170,738

Class VI:
Shares sold	6,929,742	$198,143,407	7,402,013	$246,827,168
Shares issued to shareholders in reinvestment of distributions	348,501	11,019,598	3,573,268	120,190,006
Shares repurchased	(17,177,480)	(501,448,922)	(23,395,592)	(757,169,808)
Purchase premiums	—	—	—	277,115
Redemption fees	—	—	—	1,196,746

Net increase (decrease)	(9,899,237)	$(292,285,917)	(12,420,311)	$(388,678,773)

Class R6:****
Shares sold	748,513	$19,846,104
Shares issued to shareholders in reinvestment of distributions	3,669	116,849
Shares repurchased	(28,400)	(842,389)

Net increase (decrease)	723,782	$19,120,564

Class I:*****
Shares sold	86,653	$2,538,651	525,691	$17,411,530
Shares issued to shareholders in reinvestment of distributions	2,432	77,455	—	—
Shares repurchased	(75,104)	(2,197,358)	(211)	(6,910)

Net increase (decrease)	13,981	$418,748	525,480	$17,404,620

127

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020

	Shares	Amount	Shares		Amount
International Equity Fund
Class II:
Shares issued to shareholders in reinvestment of distributions	124	$2,441	13,808		$300,245
Shares repurchased	(308,564)	(5,424,568)	(375,731)		(7,877,185)

Net increase (decrease)	(308,440)	$(5,422,127)	(361,923)		$(7,576,940)

Class III:
Shares sold	3,126,365	$53,502,545	2,042,255		$42,764,756
Shares issued to shareholders in reinvestment of distributions	55,809	1,108,376	876,701		19,307,608
Shares repurchased	(4,316,100)	(81,449,145)	(5,358,133)		(115,630,443)

Net increase (decrease)	(1,133,926)	$(26,838,224)	(2,439,177)		$(53,558,079)

Class IV:
Shares sold	9,272,950	$156,823,684	11,741,908		$249,651,330
Shares issued to shareholders in reinvestment of distributions	327,623	6,496,771	4,679,297		102,794,963
Shares repurchased	(33,168,770)	(621,820,143)	(43,099,517)		(902,931,022)

Net increase (decrease)	(23,568,197)	$(458,499,688)	(26,678,312)		$(550,484,729)

Quality Fund
Class III:
Shares sold	13,918,432 (a)	$315,016,010 (a)	24,208,061	(b)	$587,758,048	(b)
Shares issued to shareholders in reinvestment of distributions	4,528,212	106,277,147	9,288,097		227,503,802
Shares repurchased	(20,219,158)	(464,500,090)	(30,748,307)		(748,409,967)

Net increase (decrease)	(1,772,514)	$(43,206,933)	2,747,851		$66,851,883

Class IV:
Shares sold	—	$—	5,393,298		$137,744,836
Shares issued to shareholders in reinvestment of distributions	1,279,688	30,098,264	3,200,998		78,540,885
Shares repurchased	(3,020,215)	(65,500,000)	(22,245,865	)(c)	(531,451,811	)(c)

Net increase (decrease)	(1,740,527)	$(35,401,736)	(13,651,569)		$(315,166,090)

Class VI:
Shares sold	7,495,610	$161,464,685	5,679,207		$137,503,394
Shares issued to shareholders in reinvestment of distributions	3,406,691	79,955,027	7,389,652		180,990,035
Shares repurchased	(8,340,402)	(189,794,685)	(21,809,752)		(528,211,553)

Net increase (decrease)	2,561,899	$51,625,027	(8,740,893)		$(209,718,124)

Class R6:******
Shares sold	589,764	$14,611,245	3,486,855		$87,903,607
Shares issued to shareholders in reinvestment of distributions	1,558	36,554	—		—
Shares repurchased	(2,087)	(51,747)	(87,109)		(2,238,685)

Net increase (decrease)	589,235	$14,596,052	3,399,746		$85,664,922

Class I:*******
Shares sold	2,874,979	$64,800,948	3,566,561		$88,681,940
Shares issued to shareholders in reinvestment of distributions	214,780	5,034,448	71,643		1,757,400
Shares repurchased	(814,028)	(19,534,694)	(116,810)		(2,898,788)

Net increase (decrease)	2,275,731	$50,300,702	3,521,394		$87,540,552

128

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020

	Shares	Amount	Shares	Amount
Resources Fund
Class III:
Shares sold	3,263,751	$52,444,564	2,761,934	$55,016,482
Shares issued to shareholders in reinvestment of distributions	3,386	59,620	306,986	6,449,418
Shares repurchased	(252,060)	(4,750,852)	(302,137)	(6,067,221)
Purchase premiums	—	—	—	87,946
Redemption fees	—	—	—	2,400

Net increase (decrease)	3,015,077	$47,753,332	2,766,783	$55,489,025

Class IV:
Shares sold	413,836	$5,556,803	382,045	$7,856,670
Shares issued to shareholders in reinvestment of distributions	5,013	88,029	509,639	10,674,039
Shares repurchased	(1,864,964)	(32,387,534)	(285,769)	(5,818,904)
Purchase premiums	—	—	—	147,126
Redemption fees	—	—	—	4,202

Net increase (decrease)	(1,446,115)	$(26,742,702)	605,915	$12,863,133

Risk Premium Fund
Class III:
Shares sold	—	$—	91,671	$2,377,913
Shares issued to shareholders in reinvestment of distributions	1,419	28,853	1,831	50,962
Shares repurchased	(89,281)	(1,953,516)	(405,479)	(11,210,275)

Net increase (decrease)	(87,862)	$(1,924,663)	(311,977)	$(8,781,400)

Class VI:
Shares sold	—	$—	608,265	$15,636,365
Shares issued to shareholders in reinvestment of distributions	32,501	655,254	590,599	16,150,902
Shares repurchased	(709,203)	(14,618,788)	(16,562,272)	(453,097,394)

Net increase (decrease)	(676,702)	$(13,963,534)	(15,363,408)	$(421,310,127)

Tax-Managed International Equities Fund
Class III:
Shares sold	1,805,117	$20,617,209	722	$10,001
Shares issued to shareholders in reinvestment of distributions	1,073	14,532	61,454	905,073
Shares repurchased	(1,710,044)	(21,242,470)	(918,834)	(13,006,197)

Net increase (decrease)	96,146	$(610,729)	(856,658)	$(12,091,123)

U.S. Equity Fund
Class III:
Shares sold	247,486	$2,597,333	280,647	$3,693,248
Shares issued to shareholders in reinvestment of distributions	509,740	5,928,276	959,250	12,501,419
Shares repurchased	(424,718)	(5,165,926)	(4,232,533)	(55,999,328)

Net increase (decrease)	332,508	$3,359,683	(2,992,636)	$(39,804,661)

129

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020

	Shares	Amount	Shares	Amount
U.S. Equity Fund (continued)
Class VI:
Shares sold	1,442,942	$15,932,280	765,484	$9,757,003
Shares issued to shareholders in reinvestment of distributions	1,657,599	19,095,545	4,277,949	55,400,367
Shares repurchased	(11,115,612)	(128,704,871)	(32,517,831)	(433,954,549)

Net increase (decrease)	(8,015,071)	$(93,677,046)	(27,474,398)	$(368,797,179)

U.S. Small Cap Value Fund
Class VI:********
Shares sold	4,655,166	$65,707,944	26,882,418 (d)	$541,929,344 (d)
Shares issued to shareholders in reinvestment of distributions	54,672	864,907	177,333	3,801,218
Shares repurchased	(3,326,921)	(52,408,798)	(4,053,702)	(81,541,924)

Net increase (decrease)	1,382,917	$14,164,053	23,006,049	$464,188,638

*	The period under the heading “Year Ended February 29, 2020” represents the period from January 16, 2020 (commencement of operations) through February 29, 2020.
**	The period under the heading “Year Ended February 29, 2020” represents the period from February 25, 2020 (commencement of operations) through February 29, 2020.
***	The period under the heading “Six Months Ended August 31, 2020 (Unaudited)” represents the period from May 12, 2020 (commencement of operations) through August 31, 2020.
****	The period under the heading “Six Months Ended August 31, 2020 (Unaudited)” represents the period from March 31, 2020 (commencement of operations) through August 31, 2020.
*****	The period under the heading “Year Ended February 29, 2020” represents the period from January 14, 2020 (commencement of operations) through February 29, 2020.
******	The period under the heading “Year Ended February 29, 2020” represents the period from November 12, 2019 (commencement of operations) through February 29, 2020.
*******	The period under the heading “Year Ended February 29, 2020” represents the period from September 26, 2019 (commencement of operations) through February 29, 2020.
********	The period under the heading “Year Ended February 29, 2020” represents the period from July 2, 2019 (commencement of operations) through February 29, 2020.
‡	For the period June 25, 2019 to February 29, 2020, Class IV had no shareholders.
‡‡

For the period February 27, 2019 to February 25, 2020, Class V had no shareholders. The period under the heading “Year Ended February 29, 2020” represents the period from February 26, 2020 through February 29, 2020.

(a)	1,161,256 shares and $27,544,982 were purchased in-kind.
(b)	838,547 shares and $7,413,522 were purchased in-kind.
(c)	7,413,522 shares and $165,586,344 were redeemed in-kind.
(d)	3,127,405 shares and $62,548,093 represented a contribution of assets by its sole shareholder to launch U.S. Small Cap Value Fund on July 2, 2019.

130

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2020 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$8,545,006	$45,059,148	$47,835,694	$3,608	**	$25,397	$(14,867)	$5,778,990

Cyclical Focus Fund
GMO U.S. Treasury Fund	$—	$1,300,000	$650,000	$302		$—	$—	$650,000

Emerging Domestic Opportunities Fund
CMI Ltd	$325,809	$—	$326,513	$—		$(3,310,713)	$3,311,417	$—	#
Gayatri Projects Ltd	3,380,455	—	931,996	—		(1,060,816)	(86,206)	—	#
GMO U.S. Treasury Fund	18,615,329	118,530,271	117,050,000	24,662		85,327	(17,089)	20,163,838

Totals	$22,321,593	$118,530,271	$118,308,509	$24,662		$(4,286,202)	$3,208,122	$20,163,838

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$485,306	$—	$—	$—		$—	$127,359	$612,665
Gayatri Highways Ltd	49,629	—	53,333	—		(1,353,564)	1,357,268	—	#
Gayatri Projects Ltd	5,130,069	—	—	—		—	(1,523,467)	3,606,602

Totals	$5,665,004	$—	$53,333	$—		$(1,353,564)	$(38,840)	$4,219,267

Quality Fund
GMO U.S. Treasury Fund	$15,768,140	$—	$—	$24,505		$—	$62,821	$15,830,961

Resources Fund
GMO U.S. Treasury Fund	$1,832,863	$12,190,500	$14,026,825	$—		$10,764	$(7,302)	$—

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$368,696	$625,000	$420,000	$628		$1,310	$159	$575,165

U.S. Equity Fund
GMO U.S. Treasury Fund	$1,469,983	$30,000,000	$29,180,000	$5,309		$13,242	$(2,929)	$2,300,296

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund	$6,280,467	$22,500,000	$28,033,000	$3,661		$28,629	$(15,999)	$760,097

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2020 through August 31, 2020. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2021.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $10,247 in Climate Change Fund during the period.

#	Security is no longer an affiliate at period end.

131

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

11.	Subsequent events

On September 14, 2020, Form N-14 filed with the SEC by Climate Change Series Fund, Emerging Domestic Opportunities Series Fund, Emerging Markets Series Fund, Quality Series Fund and Resources Series Fund became effective. The combined proxy statement/prospectus outlines the proposal for a reorganization of the series of GMO Series Trust listed above to be reorganized with and into the corresponding series of GMO Trust.

In October 2020, GMO received notification from a shareholder of their intent to redeem their investment at the end of October 2020. This redemption would impact GMO Risk Premium Fund by approximately 25%.

132

GMO Trust Funds

Board Review of Investment Management Agreement

August 31, 2020 (Unaudited)

GMO Climate Change Fund

Approval of renewal of management agreement for GMO Climate Change Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that advises the Fund. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its

133

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Cyclical Focus Fund

Approval of initial management agreement for GMO Cyclical Focus Fund (the “Fund”). At a meeting on April 14, 2020, the Trustees of GMO Trust (the “Trust”) approved for an initial two-year term the management agreement between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund. In approving the initial management agreement, the Trustees considered information they believed, in light of the legal advice furnished to them, to be relevant, including information relating specifically to the Fund as well as to the Trust generally and the other series of the Trust (collectively, the “GMO funds”).

At a meeting on April 14, 2020, the Trustees discussed materials provided by GMO for purposes of considering GMO’s proposal to establish the Fund as a new series of the Trust and a proposed management agreement between the Trust, on behalf of the Fund, and GMO. During this meeting, the Trustees met with a member of the investment division of GMO that was expected to be primarily responsible for the investment management of the Fund.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its investment performance. The Trustees therefore considered the performance of the other GMO funds advised by the investment division that would advise the Fund.

The Trustees considered the Fund’s estimated expense ratio (i.e. annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of funds managed by other managers in a peer group determined by GMO to have similar investment characteristics. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees to be paid to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information provided by GMO comparing the management fee to be paid by the Fund to the management fee of a GMO fund pursuing similar investment strategies that is advised by the investment division that would advise the Fund, and funds managed by other managers determined by GMO to have similar investment characteristics. The Trustees also considered the shareholder servicing fees to be charged by GMO to different share classes of the Fund in light of the services to be provided to each class by GMO.

The Trustees also considered that the non-investment management services to be provided by GMO to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services, were the same as the services provided by GMO under its current management agreements with other GMO funds. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

Since the Fund had not yet commenced operations, no information regarding GMO’s profitability with respect to the Fund was available to the Trustees. The Trustees did, however, consider information provided to them by GMO regarding its profits from managing the Trust overall. The Trustees also considered how the proposed fees compared to fees paid by other GMO funds and took note of “fallout benefits” realized by Manager that would result from its management of the Fund and the other GMO funds. The Trustees also considered possible alternative fee arrangements. As the Fund had not yet commenced operations, the Trustees did not consider possible economies of scale to GMO associated with managing the Fund.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel, and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO would employ in managing the Fund, GMO’s organization,

134

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

its reputation, its risk management policies, and other matters relating to GMO and the nature and quality of its services to be provided to the Fund.

After reviewing these and other factors, the Trustees concluded, in the context of their overall review of the Fund’s initial management agreement, that the nature, extent and quality of services to be provided supported their approval of the Fund’s management agreement and that the fee to be charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Trustees who are not “interested persons” of the Trust voting separately, and then all Trustees voting together, approved the Fund’s initial management agreement.

GMO Emerging Domestic Opportunities Fund

Approval of renewal of management agreement and sub-advisory agreement for GMO Emerging Domestic Opportunities Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”), and the sub-advisory agreement among GMO, GMO Singapore Pte. Limited (“GMO Singapore”) and the Trust, on behalf of the Fund.

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and sub-advisory agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement and sub-advisory agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO fund whose investments were managed by the investment division of GMO that advises the Fund. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by GMO to the Fund and to those other vehicles and accounts, as well as differences in the business and other risks borne by GMO in managing the Fund relative to the risks borne by GMO in managing those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO. In addition, the Trustees reviewed the fee payable by GMO to GMO Singapore under the Fund’s sub-advisory agreement and considered the services that GMO Singapore provided the Fund.

135

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Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

The Trustees noted that GMO Singapore’s sub-advisory fee was paid by GMO out of GMO’s management fee and not directly by the Fund.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management and sub-advisory agreements and that the fees charged under those agreements were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement and sub-advisory agreement for another year.

GMO Emerging Markets Fund

Approval of renewal of management agreement and sub-advisory agreement for GMO Emerging Markets Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”) , and the sub-advisory agreement among GMO, GMO Singapore Pte. Limited (“GMO Singapore”) and the Trust, on behalf of the Fund.

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and sub-advisory agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement and sub-advisory agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO fund whose investments were managed by the investment division of GMO that advises the Fund. The Trustees discussed how a fund

136

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by GMO to the Fund and to those other vehicles and accounts, as well as differences in the business and other risks borne by GMO in managing the Fund relative to the risks borne by GMO in managing those other vehicles and accounts. In considering the Fund’s management fees, the Trustees took into account GMO’s contractual agreement to reduce its management fee from 0.75% to 0.65% of the Fund’s average daily net asset value. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO. In addition, the Trustees reviewed the fee payable by GMO to GMO Singapore under the Fund’s sub-advisory agreement and considered the services that GMO Singapore provided the Fund. The Trustees noted that GMO Singapore’s sub-advisory fee was paid by GMO out of GMO’s management fee and not directly by the Fund.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management and sub-advisory agreements and that the fees charged under those agreements were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement and sub-advisory agreement for another year.

137

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

GMO International Equity Fund

Approval of renewal of management agreement for GMO International Equity Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that advises the Fund. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for its and separately managed accounts. The Trustees noted the differences in the services provided by GMO to the Fund and to those accounts, as well as differences in the business and other risks borne by GMO in managing the Fund relative to the risks borne by GMO in managing those accounts. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee.

138

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Quality Fund

Approval of renewal of management agreement for GMO Quality Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that advises the Fund. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by GMO to the Fund and to those other vehicles and accounts, as well as differences in the business and other risks borne by GMO in managing the Fund relative to the risks borne by GMO in managing those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

139

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Resources Fund

Approval of renewal of management agreement for GMO Resources Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that advises the Fund. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

140

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Risk Premium Fund

Approval of renewal of management agreement for GMO Risk Premium Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

141

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that advises the Fund. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s management fees, the Trustees took into account GMO’s contractual agreement to reduce its management fee from 0.45% to 0.25% of the Fund’s average daily net asset value. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Equity Fund

Approval of renewal of management agreement for GMO U.S. Equity Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

142

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that advises the Fund. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

143

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Small Cap Value Fund

Approval of renewal of management agreement for GMO U.S. Small Cap Value Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that advises the Fund. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee.

144

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

145

GMO Trust Funds

Liquidity Risk Management Program

August 31, 2020 (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended, requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. Each Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, defined as the risk that the Fund could not meet redemption requests without significant dilution of the remaining shareholders’ interests in the Fund. The Program includes the following elements, among others:

•	Monitoring of factors material to liquidity risk for each Fund;
•	Classification of each Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;
•	Oversight of third parties providing services in support of the Program;
•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;
•	A restriction on each Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments;
•	Periodic reporting to the Board of Trustees, including a written report at least annually that addresses the operation of the Program and assesses its adequacy and effectiveness.

The GMO Trust Board of Trustees reviewed a written report from GMO dated April 24, 2020 addressing the Program’s operation, adequacy and effectiveness.

146

GMO Trust Funds

Fund Expenses

August 31, 2020 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2020.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2020 through August 31, 2020.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio

Climate Change Fund
Class III	$1,000.00	$1,148.10	$4.17	$1,000.00	$1,021.32	$3.92	0.77%
Class R6	$1,000.00	$1,146.90	$4.17	$1,000.00	$1,021.30	$3.92	0.77%
Class I	$1,000.00	$1,147.20	$4.71	$1,000.00	$1,020.80	$4.43	0.87%

Cyclical Focus Fund(a)
Class VI	$1,000.00	$1,190.00	$1.30	$1,000.00	$1,023.24	$1.99	0.39%

Emerging Domestic Opportunities Fund
Class II	$1,000.00	$1,132.50	$5.59	$1,000.00	$1,019.96	$5.30	1.04%
Class III	$1,000.00	$1,133.00	$5.22	$1,000.00	$1,020.32	$4.94	0.97%
Class V	$1,000.00	$1,133.50	$4.89	$1,000.00	$1,020.62	$4.63	0.91%

Emerging Markets Fund
Class II	$1,000.00	$1,051.40	$4.81	$1,000.00	$1,020.52	$4.74	0.93%
Class III	$1,000.00	$1,051.90	$4.55	$1,000.00	$1,020.77	$4.48	0.88%
Class V	$1,000.00	$1,052.20	$4.03	$1,000.00	$1,021.27	$3.97	0.78%
Class VI	$1,000.00	$1,052.30	$3.88	$1,000.00	$1,021.43	$3.82	0.75%
Class R6(b)	$1,000.00	$1,241.00	$4.37	$1,000.00	$1,020.50	$4.74	0.93%
Class I	$1,000.00	$1,050.80	$5.06	$1,000.00	$1,020.30	$4.99	0.98%

International Equity Fund
Class II	$1,000.00	$1,042.10	$3.76	$1,000.00	$1,021.53	$3.72	0.73%
Class III	$1,000.00	$1,042.00	$3.40	$1,000.00	$1,021.88	$3.36	0.66%
Class IV	$1,000.00	$1,042.90	$3.09	$1,000.00	$1,022.18	$3.06	0.60%

147

GMO Trust Funds

Fund Expenses — (Continued)

August 31, 2020 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During the Period*	Annualized Expense Ratio

Quality Fund
Class III	$1,000.00	$1,171.10	$2.63	$1,000.00	$1,022.79	$2.45	0.48%
Class IV	$1,000.00	$1,171.30	$2.41	$1,000.00	$1,022.99	$2.24	0.44%
Class VI	$1,000.00	$1,172.00	$2.14	$1,000.00	$1,023.24	$1.99	0.39%
Class R6	$1,000.00	$1,171.20	$2.63	$1,000.00	$1,022.79	$2.45	0.48%
Class I	$1,000.00	$1,170.80	$3.17	$1,000.00	$1,022.28	$2.96	0.58%

Resources Fund
Class III	$1,000.00	$1,091.90	$3.85	$1,000.00	$1,021.53	$3.72	0.73%
Class IV	$1,000.00	$1,092.30	$3.59	$1,000.00	$1,021.78	$3.47	0.68%

Risk Premium Fund
Class III	$1,000.00	$1,020.30	$2.04	$1,000.00	$1,023.19	$2.04	0.40%
Class VI	$1,000.00	$1,021.10	$1.58	$1,000.00	$1,023.64	$1.58	0.31%

Tax-Managed International Equities Fund
Class III	$1,000.00	$1,040.20	$4.06	$1,000.00	$1,021.22	$4.02	0.79%

U.S. Equity Fund
Class III	$1,000.00	$1,143.90	$2.54	$1,000.00	$1,022.84	$2.40	0.47%
Class VI	$1,000.00	$1,144.70	$2.00	$1,000.00	$1,023.34	$1.89	0.37%

U.S. Small Cap Value Fund
Class VI	$1,000.00	$994.40	$2.06	$1,000.00	$1,023.14	$2.09	0.41%

(a)

For the period May 12, 2020 (commencement of operations) through August 31, 2020, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2020, multiplied by the average account value over the period, multiplied by 111 days in the period, divided by 365 days in the year.

(b)

For the period March 31, 2020 (commencement of operations) through August 31, 2020, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2020, multiplied by the average account value over the period, multiplied by 153 days in the period, divided by 365 days in the year.

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2020, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

148

GMO Trust

Semiannual Report

August 31, 2020

Alternative Allocation Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Global Asset Allocation Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

SGM Major Markets Fund

Special Opportunities Fund

Strategic Opportunities Allocation Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, GMO expects that paper copies of each Fund’s annual and semiannual reports to shareholders will no longer be sent by mail, unless you specifically request paper copies of the reports by writing or calling GMO Shareholder Services at the address below or phone number below or by contacting your financial intermediary, such as a broker or agent. Instead, reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting GMO Shareholder Services or if you own your shares through a financial intermediary, you may contact your financial intermediary.

Beginning January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to continue to receive paper copies of your shareholder reports or you can follow instructions included with this disclosure. If you invest directly with the Fund, you can contact GMO Shareholder Services at the address or phone number below. Your election to receive reports in paper will apply to all Funds held directly with the Trust.

Shareholder Services at

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, Massachusetts 02110

1-617-346-7646 (collect)

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-fixed income investments, management and operational risk, market risk-asset backed securities, credit risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	45.3%
Common Stocks	39.8
Short-Term Investments	30.2
Investment Funds	2.7
Swap Contracts	0.7
Preferred Stocks	0.6
Forward Currency Contracts	0.1
Rights/Warrants	0.1
Written Options	(0.1)
Futures Contracts	(0.9)
Securities Sold Short	(21.8)
Other	3.3

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
Canada	23.7%
Other Developed	(0.5)‡
United States	(6.1)
Euro Region	(39.2)#

(22.1)%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	9.0%
Other Developed	3.2 ‡
China	2.3
Other Emerging	2.0 †
Russia	1.4
United Kingdom	1.1
Taiwan	1.1
Italy	1.1

21.2%

(a)

GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of GMO Alternative Allocation Fund. As such, the holdings of GMO Alternative Allocation SPC Ltd. have been included with GMO Alternative Allocation Fund.

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attribute the Eurozone and not a particular country.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

1

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 27.8%

	France — 2.0%

12,009	Faurecia SE *	525,802

38,754	Ingenico Group SA * (a)	6,617,004

	Total France	7,142,806

	Italy — 0.9%

297,400	Fiat Chrysler Automobiles NV *	3,296,206

	United Kingdom — 2.7%

354,000	Royal Dutch Shell Plc – Class B Sponsored ADR	9,947,400

	United States — 22.2%

60,000	Acacia Communications, Inc. * (a)	4,048,800

78,452	Advanced Disposal Services, Inc. *	2,363,759

39,000	Bristol-Myers Squibb Co.	2,425,800

384,681	Discovery, Inc. – Class C * (a) (b)	7,682,079

702	First Horizon National Corp.	6,704

62,136	FirstEnergy Corp. (c)	1,776,468

76,600	GCI Liberty, Inc. – Class A * (a) (b)	6,187,748

886,099	Genworth Financial, Inc. – Class A * (b)	2,676,019

21,600	Grubhub, Inc. *	1,562,760

12,152	HEICO Corp. – Class A	1,086,146

59,400	Liberty Broadband Corp. – Class C * (a)	8,321,346

11,776	Liberty Global Plc – Class A * (a)	275,205

221,400	Liberty Media Corp.-Liberty SiriusXM – Class C * (a)	7,969,293

18,100	Livongo Health, Inc. * (a)	2,485,130

70,100	Maxim Integrated Products, Inc. (a)	4,797,644

48,800	Taubman Centers, Inc. (REIT) (b)	1,869,040

120,800	TD Ameritrade Holding Corp. (a) (b)	4,636,304

12,200	Tiffany & Co. (a)	1,494,500

23,579	Varian Medical Systems, Inc. *	4,094,965

57,800	Willis Towers Watson Plc (a)	11,879,634

98,500	Wright Medical Group NV * (b)	2,977,655

	Total United States	80,616,999

	TOTAL COMMON STOCKS (COST $96,538,988)	101,003,411

	RIGHTS/WARRANTS — 0.1%

	United States — 0.1%

100,200	Bristol-Myers Squibb Co. *	268,536

	TOTAL RIGHTS/WARRANTS (COST $244,730)	268,536

Par Value† / Shares		Description	Value ($)

		DEBT OBLIGATIONS — 45.2%

		United States — 45.2%

		U.S. Government — 45.2%

	2,200,000	U.S. Treasury Note, 1.75%, due 10/31/20	2,205,843

	11,500,000	U.S. Treasury Note, 1.38%, due 01/31/21 (a)	11,557,051

	30,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.14%, 0.24%, due 04/30/21 (a)	30,022,108

	58,000,000	U.S. Treasury Note, 1.75%, due 11/30/21	59,160,000

	60,000,000	U.S. Treasury Note, 1.50%, due 01/31/22	61,139,063

		TOTAL DEBT OBLIGATIONS (COST $163,936,534)	164,084,065

		MUTUAL FUNDS — 14.0%

		United States — 14.0%

		Affiliated Issuers — 14.0%

	669,099	GMO Emerging Markets Fund, Class VI	21,371,028

	686,727	GMO International Equity Fund, Class IV	14,318,244

	621,846	GMO Resources Fund, Class IV	12,262,808

	595,238	GMO U.S. Treasury Fund	3,000,000

		TOTAL MUTUAL FUNDS (COST $48,891,548)	50,952,080

		INVESTMENT FUNDS — 2.5%

		United States — 2.5%

	415,059	Altaba, Inc. (d)	9,255,816

		TOTAL INVESTMENT FUNDS (COST $8,474,387)	9,255,816

		SHORT-TERM INVESTMENTS — 29.2%

		Foreign Government Obligations — 28.7%

CAD	23,000,000	Canadian Treasury Bill, Zero Coupon, due 09/17/20	17,632,069

CAD	25,000,000	Canadian Treasury Bill, Zero Coupon, due 10/01/20	19,164,335

CAD	40,000,000	Canadian Treasury Bill, Zero Coupon, due 10/29/20 (a)	30,659,562

JPY	1,900,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/28/20 (a)	17,940,042

JPY	1,250,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/05/20 (a)	11,802,856

JPY	770,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/26/20 (a)	7,271,063

		Total Foreign Government Obligations	104,469,927

		Money Market Funds — 0.5%

	1,591,834	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (e)	1,591,834

2	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Money Market Funds — continued

150,856	State Street U.S. Treasury Liquidity Fund – Class D Shares, 0.00% (f)	150,856

	Total Money Market Funds	1,742,690

	TOTAL SHORT-TERM INVESTMENTS (COST $103,897,981)	106,212,617

	TOTAL INVESTMENTS — 118.8% (Cost $421,984,168)	431,776,525

	SECURITIES SOLD SHORT — (21.8)%

	Common Stocks — (21.8)%

	France — (2.4)%

(170,708)	Peugeot SA *	(2,943,108)

(60,912)	Worldline SA *	(5,606,595)

	Total France	(8,549,703)

	Netherlands — (0.4)%

(14,494)	Just Eat Takeaway.com NV *	(1,612,861)

	United Kingdom — (2.8)%

(340,784)	Royal Dutch Shell Plc Sponsored ADR – Class A	(10,114,469)

Shares	Description	Value ($)

	United States — (16.2)%

(44,165)	Analog Devices, Inc.	(5,162,005)

(62,554)	Aon Plc – Class A	(12,510,174)

(39,001)	Bristol-Myers Squibb Co.	(2,425,862)

(130,911)	Charles Schwab Corp. (The)	(4,651,268)

(14,638)	Charter Communications, Inc. – Class A *	(9,011,299)

(349,112)	Discovery, Inc. – Class A *	(7,703,156)

(1)	Fidelity National Financial, Inc.	(33)

(9,756)	HEICO Corp.	(1,072,380)

(44,404)	Liberty Broadband Corp. – Class C *	(6,220,556)

(12,062)	Liberty Global Plc – Class C *	(277,547)

(1,287,182)	Sirius XM Holdings, Inc.	(7,555,759)

(10,783)	Teladoc Health, Inc. *	(2,325,786)

	Total United States	(58,915,825)

	TOTAL COMMON STOCKS (PROCEEDS $73,938,480)	(79,192,858)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $73,938,480)	(79,192,858)

	Other Assets and Liabilities (net) — 3.0%	10,844,644

	TOTAL NET ASSETS — 100.0%	$363,428,311

A summary of outstanding financial instruments at August 31, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
09/14/2020	BCLY	AUD	942,672	USD	678,468	(16,831)
09/14/2020	GS	AUD	2,145,607	USD	1,528,204	(54,359)
09/14/2020	JPM	AUD	9,404,565	USD	6,537,833	(398,816)
10/06/2020	CITI	AUD	1,100,000	USD	789,328	(22,072)
10/06/2020	JPM	AUD	17,170,000	USD	12,409,365	(255,855)
10/06/2020	MSCI	AUD	25,179,000	USD	17,936,059	(636,893)
09/03/2020	JPM	CAD	3,493,835	USD	2,580,000	(98,620)
09/03/2020	MSCI	CAD	6,325,235	USD	4,650,000	(199,371)
09/17/2020	BOA	CAD	23,000,000	USD	16,939,491	(694,695)
10/01/2020	DB	CAD	25,000,000	USD	18,647,935	(520,463)
10/29/2020	DB	CAD	40,000,000	USD	29,964,814	(706,269)
09/14/2020	GS	CHF	1,104,923	USD	1,183,711	(39,049)
10/14/2020	MSCI	CHF	27,431,444	USD	30,076,029	(308,008)
09/01/2020	DB	CLP	160,914,600	USD	206,322	(645)
09/01/2020	JPM	CLP	4,356,761,400	USD	5,429,466	(174,157)
09/01/2020	MSCI	CLP	2,404,872,000	USD	3,042,313	(50,810)
11/02/2020	JPM	CLP	393,115,400	USD	502,320	(3,464)
11/03/2020	JPM	COP	15,226,446,400	USD	4,050,781	(3,119)
09/03/2020	MSCI	EUR	3,140,000	USD	3,555,554	(191,642)
09/16/2020	MSCI	EUR	1,841,959	USD	2,126,833	(71,941)
09/16/2020	UBS	EUR	2,027,587	USD	2,333,394	(86,966)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
10/19/2020	BCLY	EUR	792,853	USD	941,124	(6,004)
10/19/2020	JPM	EUR	595,036	USD	706,304	(4,516)
10/19/2020	MSCI	EUR	1,107,519	USD	1,269,736	(53,286)
10/19/2020	SSB	EUR	40,157	USD	46,808	(1,163)
09/15/2020	MSCI	GBP	1,296,140	USD	1,642,567	(90,198)
10/14/2020	JPM	GBP	8,889,000	USD	11,642,212	(243,377)
10/19/2020	SSB	GBP	21,235	USD	27,164	(1,230)
10/14/2020	BOA	HUF	219,427,390	USD	740,000	3,707
10/14/2020	MSCI	HUF	930,486,032	USD	2,968,247	(154,020)
10/26/2020	BCLY	INR	110,539,800	USD	1,466,862	(32,404)
09/09/2020	JPM	JPY	547,656,653	USD	5,120,000	(51,075)
09/09/2020	MSCI	JPY	363,593,232	USD	3,450,000	16,886
09/10/2020	BCLY	JPY	73,133,553	USD	681,989	(8,562)
09/10/2020	SSB	JPY	55,154,452	USD	519,684	(1,102)
09/28/2020	MSCI	JPY	1,900,000,000	USD	17,702,806	(242,467)
10/05/2020	DB	JPY	1,250,000,000	USD	11,710,118	(97,101)
10/19/2020	DB	JPY	424,804,820	USD	3,976,747	(36,511)
10/26/2020	DB	JPY	770,000,000	USD	7,255,663	(19,343)
09/29/2020	BCLY	KRW	2,092,514,800	USD	1,750,000	(11,950)
09/29/2020	CITI	KRW	778,017,500	USD	650,000	(5,110)
09/29/2020	JPM	KRW	1,002,187,200	USD	840,000	(3,866)

See accompanying notes to the financial statements.	3

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
09/29/2020	MSCI	KRW	2,582,233,510	USD	2,170,000	(4,305)
09/04/2020	JPM	NOK	69,578,532	USD	7,728,140	(236,853)
10/20/2020	JPM	NOK	24,578,589	USD	2,790,000	(24,392)
09/14/2020	BCLY	NZD	4,896,558	USD	3,211,431	(86,820)
10/05/2020	JPM	NZD	6,710,000	USD	4,430,911	(88,722)
11/03/2020	MSCI	PEN	3,413,895	USD	971,540	8,369
09/01/2020	BCLY	PHP	23,012,420	USD	460,000	(14,630)
09/01/2020	CITI	PHP	14,099,400	USD	280,000	(10,799)
09/01/2020	JPM	PHP	25,429,500	USD	500,000	(24,482)
09/01/2020	MSCI	PHP	62,541,320	USD	1,289,591	(319)
10/01/2020	MSCI	PHP	42,972,725	USD	883,249	(2,056)
09/15/2020	JPM	PLN	13,226,048	USD	3,362,369	(229,113)
10/15/2020	BCLY	RUB	300,861,160	USD	4,161,237	127,868
10/05/2020	BCLY	SEK	8,281,467	USD	950,000	(7,790)
10/19/2020	BCLY	SGD	859,369	USD	630,000	(1,653)
10/19/2020	MSCI	SGD	875,302	USD	640,000	(3,364)
10/15/2020	BCLY	THB	82,833,235	USD	2,620,000	(41,103)
10/15/2020	BOA	THB	18,284,442	USD	580,000	(7,407)
09/17/2020	JPM	TRY	9,518,403	USD	1,270,815	(20,084)
10/06/2020	BCLY	TWD	34,979,100	USD	1,200,000	6,756
10/06/2020	JPM	TWD	19,554,620	USD	670,000	2,932
09/14/2020	MSCI	USD	760,750	AUD	1,063,865	23,939
09/14/2020	SSB	USD	1,095,088	AUD	1,526,823	31,071
09/14/2020	UBS	USD	1,641,345	AUD	2,352,517	93,832
11/04/2020	MSCI	USD	2,711,832	BRL	13,936,377	(172,845)
09/03/2020	BCLY	USD	700,000	CAD	937,343	18,633
09/03/2020	GS	USD	2,070,000	CAD	2,766,262	50,811
09/03/2020	JPM	USD	24,490,000	CAD	32,735,011	606,966
09/03/2020	MSCI	USD	9,920,598	CAD	13,548,957	466,986
10/05/2020	GS	USD	532,918	CAD	710,107	11,551
10/05/2020	SSB	USD	4,541,591	CAD	6,080,348	120,466
09/14/2020	MSCI	USD	2,787,994	CHF	2,620,890	112,405
10/14/2020	JPM	USD	2,090,000	CHF	1,896,039	10,120
09/01/2020	DB	USD	210,000	CLP	160,914,600	(3,033)
09/01/2020	JPM	USD	5,568,877	CLP	4,356,761,400	34,747
09/01/2020	MSCI	USD	350,000	CLP	282,695,000	13,600
09/01/2020	MSCI	USD	2,751,172	CLP	2,122,177,000	(21,650)
10/19/2020	BOA	USD	1,190,000	CZK	26,218,261	1,419
09/03/2020	DB	USD	3,524,710	EUR	3,140,000	222,486
09/16/2020	BCLY	USD	971,042	EUR	856,362	51,210
09/16/2020	GS	USD	1,467,325	EUR	1,250,592	25,526
09/16/2020	JPM	USD	1,328,685	EUR	1,178,406	77,996
09/16/2020	SSB	USD	2,156,013	EUR	1,813,026	8,223
09/16/2020	UBS	USD	31,746,136	EUR	28,155,217	1,863,166
10/19/2020	BOA	USD	213,245	EUR	183,000	5,364
10/19/2020	DB	USD	699,134	EUR	609,853	29,385
10/19/2020	MSCI	USD	46,039	EUR	40,157	1,932
10/19/2020	SSB	USD	257,968	EUR	218,890	3,515
10/27/2020	BOA	USD	1,881,487	EUR	1,610,000	42,110
10/27/2020	JPM	USD	11,143,799	EUR	9,450,000	146,882
10/27/2020	MSCI	USD	4,574,359	EUR	3,830,000	1,653
09/15/2020	GS	USD	1,036,790	GBP	795,045	26,078
09/15/2020	SSB	USD	4,898,102	GBP	3,882,514	292,296
10/14/2020	JPM	USD	6,792,914	GBP	5,150,000	93,212
10/19/2020	BCLY	USD	26,832	GBP	21,235	1,562
10/14/2020	BCLY	USD	360,000	HUF	104,832,360	(8,233)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
10/14/2020	CITI	USD	1,060,000	HUF	310,954,802	(16,584)
10/14/2020	MSCI	USD	370,000	HUF	108,117,552	(7,209)
09/21/2020	JPM	USD	1,612,878	IDR	23,898,007,000	23,785
09/21/2020	MSCI	USD	630,000	IDR	9,325,386,000	8,652
10/30/2020	JPM	USD	2,824,037	ILS	9,514,039	14,526
10/26/2020	BCLY	USD	790,000	INR	59,511,490	17,163
10/26/2020	JPM	USD	1,030,000	INR	77,391,110	19,666
09/09/2020	CITI	USD	4,770,000	JPY	515,722,609	99,548
09/09/2020	GS	USD	2,700,000	JPY	286,663,320	6,728
09/09/2020	JPM	USD	21,999,485	JPY	2,409,066,779	747,367
09/10/2020	GS	USD	958,788	JPY	102,350,993	7,643
09/10/2020	MSCI	USD	226,132	JPY	23,858,523	(852)
09/10/2020	SSB	USD	11,288,689	JPY	1,212,734,237	162,343
10/19/2020	DB	USD	1,280,382	JPY	135,200,000	(3,107)
10/19/2020	SSB	USD	2,742,517	JPY	289,604,820	(6,534)
09/29/2020	MSCI	USD	1,869,552	KRW	2,246,790,000	22,301
10/21/2020	JPM	USD	690,022	MXN	15,353,620	7,462
09/04/2020	DB	USD	230,000	NOK	2,085,332	8,718
09/04/2020	JPM	USD	7,086,030	NOK	67,493,200	640,244
10/05/2020	BCLY	USD	386,461	NZD	580,000	4,208
10/05/2020	JPM	USD	10,387,944	NZD	15,800,000	254,413
09/01/2020	BCLY	USD	474,512	PHP	23,012,420	117
09/01/2020	CITI	USD	290,727	PHP	14,099,400	72
09/01/2020	JPM	USD	524,352	PHP	25,429,500	130
09/01/2020	MSCI	USD	383,435	PHP	19,568,595	20,166
09/01/2020	MSCI	USD	884,704	PHP	42,972,725	1,606
09/15/2020	BOA	USD	1,870,000	PLN	6,981,628	25,834
09/15/2020	CITI	USD	3,407,633	PLN	13,003,880	123,521
09/15/2020	DB	USD	2,340,000	PLN	8,706,644	24,256
09/15/2020	JPM	USD	52,367	PLN	199,625	1,840
09/30/2020	BCLY	USD	510,000	RON	2,092,724	5,275
09/30/2020	BOA	USD	284,943	RON	1,236,838	19,594
09/30/2020	CITI	USD	340,000	RON	1,391,924	2,723
10/15/2020	BCLY	USD	1,550,000	RUB	115,499,564	(1,604)
10/15/2020	CITI	USD	540,000	RUB	39,646,206	(8,500)
10/05/2020	JPM	USD	26,897,914	SEK	234,065,648	172,872
10/15/2020	BCLY	USD	700,000	THB	21,810,180	675
10/15/2020	JPM	USD	383,881	THB	12,045,033	3,078
10/06/2020	JPM	USD	890,000	TWD	26,038,620	(1,743)
10/06/2020	MSCI	USD	2,659,663	TWD	77,303,110	(22,618)
10/30/2020	JPM	USD	3,858,162	ZAR	64,292,798	(88,640)
10/30/2020	MSCI	USD	340,000	ZAR	5,947,297	8,694

						$346,506

4	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
73	FTSE 100	September 2020	$5,785,744	$(168,854)
38	Hang Seng Index	September 2020	6,133,528	(84,997)
361	Mini MSCI Emerging Markets	September 2020	19,862,220	1,150,051
25	MSCI Taiwan Index	September 2020	1,228,780	(21,649)
36	S&P/TSX 60	September 2020	5,459,271	269,244
6	U.S. Treasury Note 10 Yr. (CBT)	December 2020	835,500	(101)

			$39,305,043	$1,143,694

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
10	Australian Government Bond 10 Yr.	September 2020	$1,087,654	$8,738
31	CAC40 10 Euro	September 2020	1,829,878	(6,116)
38	Canadian Government Bond 10 Yr.	December 2020	4,397,378	12,843
5	DAX Index	September 2020	1,933,224	(63,808)
89	FTSE/JSE TOP 40	September 2020	2,682,798	(64,875)
13	Gilt Long Bond	December 2020	2,346,170	17,193
2	Japanese Government Bond 10 Yr. (OSE)	September 2020	2,862,484	8,111
208	S&P 500 E-Mini	September 2020	36,388,560	(4,259,789)
23	SPI 200	September 2020	2,546,700	20,013
86	TOPIX Index	September 2020	13,100,529	(303,968)

			$69,175,375	$(4,631,658)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
FirstEnergy Corp. (c)	32.00	01/15/21	(954)	USD	(2,727,486)	(133,560)

Equity Options – Puts
FirstEnergy Corp. (c)	27.00	01/15/21	(954)	USD	(2,767,486)	(228,960)
S&P 500 Index	3,370.00	09/04/20	(18)	USD	(6,300,558)	(6,894)
S&P 500 Index	3,395.00	09/11/20	(18)	USD	(6,300,558)	(28,980)
S&P 500 Index	3,510.00	09/18/20	(17)	USD	(5,950,527)	(108,970)

		Total Equity Options – Puts				(373,804)

		TOTAL WRITTEN OPTIONS (Premiums $785,158)				$(507,364)

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month AUD BBSW	0.19%	AUD	37,230,000	09/16/2022	Quarterly	4,688	17,417	12,729
6 Month CHF LIBOR	(0.65)%	CHF	5,160,000	09/16/2022	Semi-Annually	—	(1,054)	(1,054)

See accompanying notes to the financial statements.	5

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(0.68)%	6 Month CHF LIBOR	CHF	47,790,000	09/16/2022	Semi-Annually	—	39,168	39,168
6 Month CHF LIBOR	(0.63)%	CHF	7,960,000	09/16/2022	Semi-Annually	569	1,492	923
3 Month NZD Bank Bill Rate	0.09%	NZD	13,800,000	09/16/2022	Quarterly	—	3,989	3,989
0.21%	3 Month NZD Bank Bill Rate	NZD	43,830,000	09/16/2022	Quarterly	—	(84,982)	(84,982)
0.19%	3 Month NZD Bank Bill Rate	NZD	24,710,000	09/16/2022	Quarterly	—	(38,758)	(38,758)
(0.04)%	3 Month SEK STIBOR	SEK	393,840,000	09/16/2022	Quarterly	—	13,415	13,415
(0.03)%	3 Month SEK STIBOR	SEK	396,000,000	09/16/2022	Quarterly	—	5,237	5,237
(0.03)%	3 Month SEK STIBOR	SEK	800,460,000	09/16/2022	Quarterly	6,838	9,659	2,821
3 Month SEK STIBOR	0.02%	SEK	150,800,000	09/16/2022	Quarterly	—	12,320	12,320
(0.02)%	3 Month SEK STIBOR	SEK	162,670,000	09/16/2022	Quarterly	—	(1,992)	(1,992)
0.56%	3 Month CAD LIBOR	CAD	88,160,000	09/19/2022	Semi-Annually	9,525	(16,140)	(25,665)
6 Month EURIBOR	(0.44)%	EUR	6,500,000	09/21/2022	Semi-Annually	(836)	(1,238)	(402)
6 Month GBP LIBOR	0.10%	GBP	65,690,000	09/21/2022	Semi-Annually	(7,463)	(12,473)	(5,010)
6 Month GBP LIBOR	0.10%	GBP	79,590,000	09/21/2022	Semi-Annually	8,623	(23,683)	(32,306)
0.12%	6 Month GBP LIBOR	GBP	15,530,000	09/21/2022	Semi-Annually	(688)	(3,740)	(3,052)
3 Month USD LIBOR	0.21%	USD	119,860,000	09/21/2022	Quarterly	10,385	(8,071)	(18,456)
0.84%	6 Month AUD BBSW	AUD	16,700,000	09/16/2030	Semi-Annually	(35,135)	77,572	112,707
0.82%	6 Month AUD BBSW	AUD	7,700,000	09/16/2030	Semi-Annually	(12,913)	44,342	57,255
6 Month AUD BBSW	0.90%	AUD	6,610,000	09/16/2030	Semi-Annually	—	1,592	1,592
6 Month AUD BBSW	0.83%	AUD	23,320,000	09/16/2030	Semi-Annually	(8,363)	(116,699)	(108,336)
6 Month AUD BBSW	0.83%	AUD	14,930,000	09/16/2030	Semi-Annually	4,198	(76,859)	(81,057)
6 Month AUD BBSW	0.81%	AUD	10,980,000	09/16/2030	Semi-Annually	—	(74,275)	(74,275)
3 Month CAD LIBOR	1.07%	CAD	15,310,000	09/16/2030	Semi-Annually	(6,441)	(47,551)	(41,110)
3 Month CAD LIBOR	1.06%	CAD	7,130,000	09/16/2030	Semi-Annually	—	(29,555)	(29,555)
3 Month CAD LIBOR	0.98%	CAD	14,860,000	09/16/2030	Semi-Annually	(11,490)	(155,366)	(143,876)
3 Month CAD LIBOR	1.00%	CAD	44,370,000	09/16/2030	Semi-Annually	130,646	(381,555)	(512,201)
3 Month CAD LIBOR	1.08%	CAD	3,490,000	09/16/2030	Semi-Annually	—	(9,026)	(9,026)
3 Month CAD LIBOR	1.14%	CAD	51,160,000	09/16/2030	Semi-Annually	5,452	91,767	86,315
0.93%	3 Month CAD LIBOR	CAD	9,660,000	09/16/2030	Semi-Annually	—	136,137	136,137
6 Month CHF LIBOR	(0.33)%	CHF	9,450,000	09/16/2030	Semi-Annually	—	(108,107)	(108,107)
6 Month CHF LIBOR	(0.19)%	CHF	16,940,000	09/16/2030	Semi-Annually	—	58,051	58,051
6 Month CHF LIBOR	(0.21)%	CHF	43,960,000	09/16/2030	Semi-Annually	36,413	65,834	29,421
(0.32)%	6 Month CHF LIBOR	CHF	1,020,000	09/16/2030	Semi-Annually	—	11,379	11,379
(0.25)%	6 Month CHF LIBOR	CHF	1,580,000	09/16/2030	Semi-Annually	325	3,730	3,405
3 Month NZD Bank Bill Rate	0.74%	NZD	8,400,000	09/16/2030	Quarterly	78,521	69,706	(8,815)
0.64%	3 Month NZD Bank Bill Rate	NZD	7,450,000	09/16/2030	Quarterly	—	(12,259)	(12,259)
3 Month NZD Bank Bill Rate	0.71%	NZD	9,000,000	09/16/2030	Quarterly	—	54,627	54,627
3 Month NZD Bank Bill Rate	0.64%	NZD	5,080,000	09/16/2030	Quarterly	—	8,359	8,359
0.52%	3 Month NZD Bank Bill Rate	NZD	24,010,000	09/16/2030	Quarterly	52,971	156,967	103,996
0.61%	3 Month NZD Bank Bill Rate	NZD	2,820,000	09/16/2030	Quarterly	—	1,739	1,739
0.59%	3 Month NZD Bank Bill Rate	NZD	10,880,000	09/16/2030	Quarterly	(2,192)	21,908	24,100
3 Month SEK STIBOR	0.37%	SEK	33,000,000	09/16/2030	Quarterly	—	(16,128)	(16,128)
3 Month SEK STIBOR	0.37%	SEK	31,000,000	09/16/2030	Quarterly	—	(14,262)	(14,262)
3 Month SEK STIBOR	0.32%	SEK	39,140,000	09/16/2030	Quarterly	764	(39,314)	(40,078)
3 Month SEK STIBOR	0.28%	SEK	79,560,000	09/16/2030	Quarterly	—	(120,034)	(120,034)
3 Month SEK STIBOR	0.28%	SEK	79,830,000	09/16/2030	Quarterly	—	(115,409)	(115,409)
3 Month SEK STIBOR	0.29%	SEK	161,910,000	09/16/2030	Quarterly	—	(223,865)	(223,865)
3 Month SEK STIBOR	0.49%	SEK	214,050,000	09/16/2030	Quarterly	—	204,487	204,487
3 Month SEK STIBOR	0.51%	SEK	171,070,000	09/16/2030	Quarterly	(14,832)	200,678	215,510
0.34%	3 Month SEK STIBOR	SEK	46,400,000	09/16/2030	Quarterly	(3,075)	37,035	40,110
0.32%	3 Month SEK STIBOR	SEK	30,400,000	09/16/2030	Quarterly	—	30,535	30,535
0.36%	3 Month SEK STIBOR	SEK	41,000,000	09/16/2030	Quarterly	4,619	22,387	17,768
6 Month EURIBOR	(0.25)%	EUR	2,470,000	09/18/2030	Semi-Annually	—	(33,959)	(33,959)
(0.19)%	6 Month EURIBOR	EUR	53,900,000	09/18/2030	Semi-Annually	30,570	338,191	307,621
(0.20)%	6 Month EURIBOR	EUR	54,250,000	09/18/2030	Semi-Annually	32,119	426,800	394,681

6	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(0.20)%	6 Month EURIBOR	EUR	1,300,000	09/18/2030	Semi-Annually	(359)	9,431	9,790
6 Month GBP LIBOR	0.31%	GBP	3,070,000	09/18/2030	Semi-Annually	—	(63,774)	(63,774)
6 Month GBP LIBOR	0.28%	GBP	2,070,000	09/18/2030	Semi-Annually	—	(51,813)	(51,813)
6 Month GBP LIBOR	0.30%	GBP	3,710,000	09/18/2030	Semi-Annually	—	(78,796)	(78,796)
6 Month GBP LIBOR	0.41%	GBP	4,850,000	09/18/2030	Semi-Annually	(12,759)	(37,840)	(25,081)
6 Month GBP LIBOR	0.45%	GBP	3,160,000	09/18/2030	Semi-Annually	1,353	(5,947)	(7,300)
0.30%	6 Month GBP LIBOR	GBP	22,360,000	09/18/2030	Semi-Annually	49,374	488,288	438,914
0.32%	6 Month GBP LIBOR	GBP	22,330,000	09/18/2030	Semi-Annually	24,425	419,306	394,881
0.32%	6 Month GBP LIBOR	GBP	7,110,000	09/18/2030	Semi-Annually	—	135,874	135,874
3 Month USD LIBOR	0.53%	USD	2,610,000	09/18/2030	Quarterly	—	(46,114)	(46,114)
3 Month USD LIBOR	0.63%	USD	5,690,000	09/18/2030	Quarterly	—	(44,719)	(44,719)
3 Month USD LIBOR	0.68%	USD	2,890,000	09/18/2030	Quarterly	78	(6,616)	(6,694)
0.60%	3 Month USD LIBOR	USD	21,770,000	09/18/2030	Quarterly	(35,207)	231,186	266,393
0.61%	3 Month USD LIBOR	USD	49,250,000	09/18/2030	Quarterly	(140,153)	474,456	614,609
0.70%	3 Month USD LIBOR	USD	2,800,000	09/18/2030	Quarterly	(86)	2,131	2,217

						$200,464	$1,825,219	$1,624,755

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.EUROPES.32.V1-5Y	JPM	EUR	9,600,000	1.00%	0.55%	N/A	12/20/2024	Quarterly	572,808	542,873	(29,935)
Sell Protection^:
ITRAXX.EUROPES.32.V1-5Y	JPM	EUR	20,000,000	1.00%	0.55%	20,000,000 EUR	12/20/2024	Quarterly	116,938	139,499	22,561

									$689,746	$682,372	$(7,374)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2020, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

See accompanying notes to the financial statements.	7

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on MSCI ACWI Commodity Producers Index	3 Month USD LIBOR plus a spread of (0.35)%	MSCI	USD	6,289,371	02/25/2021	Quarterly	—	(7,006)	(7,006)
Total Return on MSCI ACWI Commodity Producers Index	3 Month USD LIBOR plus a spread of (0.35)%	MSCI	USD	5,791,203	02/25/2021	Quarterly	—	(6,451)	(6,451)
1 Month FED Funds Rate plus 0.15% (f)	Total Return on Bloomberg Commodity Index	MSCI	USD	1,371,434	08/20/2021	Monthly	—	35,594	35,594

							$—	$22,137	$22,137

As of August 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	All or a portion of this security is out on loan (Note 2).

(c)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(d)	Investment valued using significant unobservable inputs (Note 2).

(e)	The rate disclosed is the 7 day net yield as of August 31, 2020.

(f)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 95.

8	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	66.3%
Debt Obligations	27.1
Short-Term Investments	4.3
Preferred Stocks	1.5
Investment Funds	1.3
Mutual Funds	0.5
Swap Contracts	0.2
Loan Participations	0.0	^
Rights/Warrants	0.0	^
Loan Assignments	0.0	^
Purchased Options	0.0	^
Written/Credit Linked Options	(0.0	)^
Forward Currency Contracts	(0.3)
Futures Contracts	(2.0)
Securities Sold Short	(4.2)
Other	5.3

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
Other Emerging	3.5	%†
Canada	3.4
United States	2.3
Other Developed	(0.8	)‡
Euro Region	(4.7	)#

	3.7%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
China	11.9%
United States	11.5
Japan	5.7
Other Developed	5.5	‡
Taiwan	4.7
Other Emerging	4.4	†
United Kingdom	4.0
Russia	3.8
South Korea	3.1
France	1.7
South Africa	1.3
Netherlands	1.3
India	1.3
Spain	1.3
Germany	1.2
Italy	1.1
Canada	1.0

	64.8%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration based on GMO’s models. The greater the duration of a bond, the greater contribution to the concentration percentage. Credit default swap exposure are factored into the duration adjusted exposure using the reference securities and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposure which may be attributable to derivatives or short sales, if any, the tables not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attribute the Eurozone and not a particular country.

^	Rounds to 0.0%.

9

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

9,304,297	GMO Emerging Country Debt Fund, Class IV	249,727,323

3,803,989	GMO High Yield Fund, Class VI	76,269,977

498,307,422	GMO Implementation Fund	6,009,587,515

14,127,234	GMO Opportunistic Income Fund, Class VI	365,754,076

6,067,217	GMO SGM Major Markets Fund, Class VI	201,431,592

6,276,246	GMO Special Opportunities Fund, Class VI	206,237,434

	TOTAL MUTUAL FUNDS (COST $7,557,410,712)	7,109,007,917

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

4,347,848	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (a)	4,347,848

	TOTAL SHORT-TERM INVESTMENTS (COST $4,347,848)	4,347,848

	TOTAL INVESTMENTS — 100.1% (Cost $7,561,758,560)	7,113,355,765

	Other Assets and Liabilities (net) — (0.1%)	(4,129,800)

	TOTAL NET ASSETS — 100.0%	$7,109,225,965

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 95.

10	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	75.7%
Debt Obligations	23.0
Short-Term Investments	2.1
Preferred Stocks	1.9
Investment Funds	0.4
Mutual Funds	0.3
Swap Contracts	0.2
Loan Participations	0.0	^
Loan Assignments	0.0	^
Rights/Warrants	0.0	^
Purchased Options	0.0	^
Written/Credit Linked Options	(0.0	)^
Forward Currency Contracts	(0.6)
Securities Sold Short	(1.4)
Futures Contracts	(2.3)
Other	0.7

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
Other Emerging	4.0	†%
United States	1.2
Other Developed	0.0	‡^
Euro Region	(2.1	)#

	3.1%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
China	14.7%
United States	10.7
Japan	7.3
Other Developed	5.8	‡
Taiwan	5.4
United Kingdom	5.2
Russia	4.6
South Korea	3.8
Other Emerging	3.2	†
France	2.1
Netherlands	1.6
Spain	1.6
Germany	1.6
South Africa	1.6
India	1.5
Canada	1.3
Singapore	1.2
Brazil	1.2
Italy	1.2
Mexico	1.1

	76.7%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration based on GMO’s models. The greater the duration of a bond, the greater contribution to the concentration percentage. Credit default swap exposure are factored into the duration adjusted exposure using the reference securities and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposure which may be attributable to derivatives or short sales, if any, the tables not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attribute the Eurozone and not a particular country.

^	Rounds to 0.0%.

11

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 66.0%

	Argentina — 0.0%

11,300	Banco BBVA Argentina SA ADR *	38,081

	Australia — 1.0%

184,434	Accent Group Ltd	215,004

38,235	Adairs Ltd	98,020

62,588	Ampol Ltd	1,198,700

41,997	Ansell Ltd	1,190,405

45,216	Appen Ltd	1,153,218

100,903	Asaleo Care Ltd	81,524

81,318	Austal Ltd	211,479

275,419	Australian Pharmaceutical Industries Ltd	219,832

50,822	Aventus Group (REIT)	89,058

25,247	Brickworks Ltd	333,920

40,010	Codan Ltd	316,845

780,246	Fortescue Metals Group Ltd	9,972,619

79,760	GDI Property Group (REIT)	63,321

171,774	Genworth Mortgage Insurance Australia Ltd	190,581

65,593	JB Hi-Fi Ltd	2,416,967

146,532	Mount Gibson Iron Ltd	84,640

13,063	Regis Resources Ltd	50,854

26,944	Rio Tinto Ltd	1,938,898

246,643	Sandfire Resources NL	845,678

79,024	Sigma Healthcare Ltd	39,513

13,140	Virtus Health Ltd	33,900

	Total Australia	20,744,976

	Austria — 0.0%

3,073	Vienna Insurance Group AG Wiener Versicherung Gruppe *	75,070

	Belgium — 0.4%

78,192	AGFA-Gevaert NV *	330,363

7,231	Barco NV	152,970

4,966	bpost SA	49,444

4,639	Colruyt SA	292,401

66,428	UCB SA	7,884,142

	Total Belgium	8,709,320

	Brazil — 0.9%

140,800	Banco do Brasil SA	839,120

271,900	Camil Alimentos SA	633,284

327,000	Cia de Saneamento Basico do Estado de Sao Paulo	2,850,096

47,100	Cia de Saneamento do Parana	229,976

53,800	Cia Paranaense de Energia	596,774

35,100	Grendene SA	48,948

9,300	Instituto Hermes Pardini SA	43,797

974,400	JBS SA	3,991,154

Shares	Description	Value ($)

	Brazil — continued

73,800	Mahle-Metal Leve SA	228,600

1,932,640	Petrobras Distribuidora SA	7,528,071

113,300	Qualicorp Consultoria e Corretora de Seguros SA	646,070

560,000	TIM Participacoes SA	1,463,758

169,900	Tupy SA *	524,105

4,200	WEG SA	49,540

	Total Brazil	19,673,293

	Canada — 1.3%

1,700	Absolute Software Corp	20,853

41,300	AGF Management Ltd – Class B	158,316

14,600	Bank of Nova Scotia (The)	630,967

20,500	Bausch Health Cos Inc *	340,265

50,367	Brookfield Asset Management Inc – Class A (a)	1,699,383

9,100	Brookfield Asset Management Inc – Class A (a) (b)	307,112

20,737	BRP Inc Sub Voting	1,126,238

28,400	Canaccord Genuity Group Inc (b)	168,525

12,300	Canfor Pulp Products Inc	46,301

29,400	Cascades Inc	312,629

58,700	Celestica Inc *	467,584

45,800	CI Financial Corp	650,298

400	Cogeco Communications Inc	29,986

5,200	Cogeco Inc	312,674

4,100	DREAM Unlimited Corp – Class A	60,226

3,900	Enghouse Systems Ltd	217,612

20,500	Fortuna Silver Mines Inc *	149,308

43,759	iA Financial Corp Inc (b)	1,575,103

15,300	IGM Financial Inc (b)	373,365

13,800	Magna International Inc	672,041

42,600	Martinrea International Inc	327,579

4,500	Morguard North American Residential Real Estate Investment Trust	52,095

17,600	National Bank of Canada	967,470

48,600	Nutrien Ltd	1,791,882

19,100	Real Matters Inc *	387,462

10,300	Rogers Sugar Inc	37,667

101,500	Royal Bank of Canada	7,729,517

4,200	Stantec Inc (b)	136,367

61,500	Sun Life Financial Inc (a) (b)	2,566,842

55,900	Sun Life Financial Inc (a) (b) (c)	2,334,943

18,000	Teekay Tankers Ltd – Class A *	225,720

14,800	Teranga Gold Corp * (b)	172,242

5,300	TFI International Inc	234,291

27,300	Toronto-Dominion Bank (The) (b)	1,361,913

40,100	Transcontinental Inc – Class A	471,602

11,200	Wajax Corp	103,727

13,200	Westshore Terminals Investment Corp (b)	167,385

	Total Canada	28,387,490

12	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Chile — 0.1%

404,202	Banco de Chile	33,787

1,038,770	Enel Americas SA	149,464

241,800	Enel Americas SA ADR	1,719,198

5,354	Inversiones La Construccion SA	34,776

	Total Chile	1,937,225

	China — 11.9%

262,000	7Road Holdings Ltd *	90,583

21,000	A-Living Services Co Ltd – Class H	108,212

3,523,668	Agile Group Holdings Ltd	4,857,804

2,756,800	Agricultural Bank of China Ltd – Class A	1,290,697

20,262,000	Agricultural Bank of China Ltd – Class H	6,767,014

21,400	Alibaba Group Holding Ltd *	770,290

42,500	Alibaba Group Holding Ltd Sponsored ADR *	12,198,775

362,784	Anhui Conch Cement Co Ltd – Class A	3,219,644

1,511,000	Anhui Conch Cement Co Ltd – Class H	10,938,793

180,500	Anhui Expressway Co Ltd – Class A	141,855

23,000	ANTA Sports Products Ltd	226,721

46,000	Asia Cement China Holdings Corp	46,580

6,210,000	BAIC Motor Corp Ltd – Class H	2,976,584

33,836,000	Bank of China Ltd – Class H	11,003,113

18,557,000	Bank of Communications Co Ltd – Class H	9,690,586

60,000	Beijing Capital International Airport Co Ltd – Class H	42,411

399,300	Beijing North Star Co Ltd – Class A	162,986

8,970,000	China Cinda Asset Management Co Ltd – Class H	1,711,286

2,350,000	China CITIC Bank Corp Ltd – Class H	981,670

2,159,357	China Communications Services Corp Ltd – Class H	1,414,526

1,971,400	China Construction Bank Corp – Class A	1,782,630

10,912,000	China Construction Bank Corp – Class H	7,689,834

213,000	China Dongxiang Group Co Ltd	27,754

4,444,000	China Everbright Bank Co Ltd – Class H	1,592,204

377,000	China Feihe Ltd	762,455

1,058,000	China Greenfresh Group Co Ltd *	11,050

946,000	China Jinmao Holdings Group Ltd	590,709

26,000	China Kepei Education Group Ltd	22,962

3,475,000	China Lesso Group Holdings Ltd	6,470,828

538,000	China Lilang Ltd	310,103

2,101,000	China Machinery Engineering Corp – Class H	492,678

4,094,645	China Medical System Holdings Ltd	4,611,624

18,839	China Merchants Bank Co Ltd – Class A	103,574

58,000	China Minsheng Banking Corp Ltd – Class H	35,306

1,248,000	China Mobile Ltd	8,733,397

400	China Mobile Ltd Sponsored ADR	14,012

7,400,000	China National Building Material Co Ltd – Class H	10,386,512

730,000	China Oriental Group Co Ltd	204,986

256,000	China Overseas Grand Oceans Group Ltd	166,509

Shares	Description	Value ($)

	China — continued

744,000	China Overseas Land & Investment Ltd	2,152,013

150,000	China Overseas Property Holdings Ltd	135,094

21,200	China Pacific Insurance Group Co Ltd – Class H	58,810

14,834,000	China Petroleum & Chemical Corp – Class H	6,810,910

162,000	China Pioneer Pharma Holdings Ltd	25,044

7,331,500	China Railway Construction Corp Ltd – Class H	5,627,392

11,228,042	China Railway Group Ltd – Class H	5,758,752

287,000	China Reinsurance Group Corp – Class H	30,688

934,000	China Resources Cement Holdings Ltd	1,360,186

90,000	China Resources Gas Group Ltd	422,162

548,000	China Resources Land Ltd	2,531,546

5,690,500	China Resources Pharmaceutical Group Ltd	3,221,601

199,000	China SCE Group Holdings Ltd	103,574

700,779	China Shenhua Energy Co Ltd – Class A	1,650,813

1,172,500	China Shenhua Energy Co Ltd – Class H	1,947,053

807,000	China Shineway Pharmaceutical Group Ltd	564,516

11,880,000	China Telecom Corp Ltd – Class H	3,875,470

58,000	China Traditional Chinese Medicine Holdings Co Ltd	24,728

635,225	China Vanke Co Ltd – Class A	2,525,729

89,100	China Vanke Co Ltd – Class H	276,579

18,700	China Yuchai International Ltd	303,688

308,000	CNOOC Ltd	349,027

1,700,604	Country Garden Holdings Co Ltd	2,105,622

21,000	Country Garden Services Holdings Co Ltd	146,310

43,500	Dali Foods Group Co Ltd	26,623

70,400	Dongfang Electric Corp Ltd – Class A	102,732

2,083,000	Dongyue Group Ltd	892,393

138,000	Edvantage Group Holdings Ltd	108,414

8,100	ENN Energy Holdings Ltd	89,748

1,075,500	Fantasia Holdings Group Co Ltd *	218,946

70,000	Fu Shou Yuan International Group Ltd	72,410

1,087,000	Geely Automobile Holdings Ltd	2,313,440

1,030,500	Great Wall Motor Co Ltd – Class H	1,121,742

157,000	Greenland Hong Kong Holdings Ltd	52,163

962,000	Guangdong Investment Ltd	1,500,069

588,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	1,535,373

340,000	Haier Electronics Group Co Ltd	1,163,282

43,000	Haitian International Holdings Ltd	104,029

4,400	Hangzhou Tigermed Consulting Co Ltd – Class H *	72,045

14,000	Hansoh Pharmaceutical Group Co Ltd *	66,182

61,500	Hebei Construction Group Corp Ltd – Class H	135,770

8,500	Hengan International Group Co Ltd	66,929

255,489	Hisense Home Appliances Group Co Ltd – Class A	522,120

459,000	Hisense Home Appliances Group Co Ltd – Class H	615,174

See accompanying notes to the financial statements.	13

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	China — continued

18,500	Hollysys Automation Technologies Ltd	200,355

64,000	Hopson Development Holdings Ltd	128,091

1,783,000	Huabao International Holdings Ltd	1,591,426

125,098	Huaxin Cement Co Ltd – Class A	509,327

2,454,000	IGG Inc	2,830,809

2,082,370	Industrial & Commercial Bank of China Ltd – Class A	1,506,501

7,236,000	Industrial & Commercial Bank of China Ltd – Class H	4,033,051

113,000	Kingboard Laminates Holdings Ltd	142,312

267,500	KWG Property Holding Ltd	507,655

13,689	Lao Feng Xiang Co Ltd – Class A	107,356

44,400	Livzon Pharmaceutical Group Inc – Class A	346,094

462,984	Livzon Pharmaceutical Group Inc – Class H	2,211,989

258,000	Logan Group Co Ltd	479,879

229,500	Longfor Group Holdings Ltd	1,214,173

2,995,000	Lonking Holdings Ltd	857,161

1,805,000	Metallurgical Corp of China Ltd – Class H	309,353

48,000	NetEase Inc	963,691

16,600	NetEase Inc ADR (b) (c)	8,087,686

741,000	Nexteer Automotive Group Ltd	482,460

2,247,000	Nine Dragons Paper Holdings Ltd	2,489,259

5,200	Nongfu Spring Co Ltd – Class H	14,571

114,000	PAX Global Technology Ltd	65,534

6,744,000	PICC Property & Casualty Co Ltd – Class H	5,200,659

388,000	Poly Property Group Co Ltd	122,004

3,200	Poly Property Services Co Ltd	27,981

8,878,000	Postal Savings Bank of China Co Ltd – Class H	4,202,868

1,070,000	Powerlong Real Estate Holdings Ltd	773,359

144,000	Qingling Motors Co Ltd – Class H	25,622

282,000	Road King Infrastructure Ltd	374,390

316,000	Shanghai Jin Jiang Capital Co Ltd – Class H	54,179

2,876,200	Shanghai Pharmaceuticals Holding Co Ltd – Class H	5,118,319

420,858	Shenzhen Investment Ltd	142,643

38,800	Shenzhou International Group Holdings Ltd	624,705

2,861,000	Shimao Group Holdings Ltd	12,857,990

451,000	Sino Biopharmaceutical Ltd	519,002

205,500	Sinopec Engineering Group Co Ltd – Class H	91,039

4,564,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	941,095

1,053,600	Sinopharm Group Co Ltd – Class H	2,587,048

844,000	Sinotruk Hong Kong Ltd	2,190,470

676,000	TCL Electronics Holdings Ltd	461,592

30,500	Tencent Holdings Ltd	2,083,710

245,000	Texhong Textile Group Ltd	190,801

646,000	Tianjin Port Development Holdings Ltd	47,502

2,430,000	Tianneng Power International Ltd	5,227,453

49,000	Times China Holdings Ltd	75,232

128,800	Vipshop Holdings Ltd ADR *	2,126,488

376,000	Want Want China Holdings Ltd	257,717

Shares	Description	Value ($)

	China — continued

942,000	Weichai Power Co Ltd – Class H	1,890,878

803,788	Weifu High-Technology Group Co Ltd – Class A	2,919,903

4,018,000	West China Cement Ltd	703,988

523,000	Xinhua Winshare Publishing and Media Co Ltd – Class H	342,849

194,500	Xtep International Holdings Ltd	64,646

10,000	Yum China Holdings Inc	577,100

434,911	Yuzhou Group Holdings Co Ltd	202,849

21,300	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	26,602

729,500	Zhongsheng Group Holdings Ltd	4,549,514

	Total China	252,117,078

	Czech Republic — 0.0%

28,574	Moneta Money Bank AS	71,876

	Denmark — 0.0%

10,818	Matas A/S *	120,156

20,276	Scandinavian Tobacco Group A/S	323,078

	Total Denmark	443,234

	Finland — 0.2%

3,573	Aktia Bank Oyj *	40,323

54,300	Neste Oyj	2,906,970

9,960	Tokmanni Group Corp	181,424

	Total Finland	3,128,717

	France — 2.1%

3,147	AKWEL	52,297

6,525	Alten SA *	565,531

28,662	APERAM SA	846,322

14,887	Arkema SA	1,648,155

902	Assystem SA	25,631

839	Axway Software SA *	19,385

89,264	BNP Paribas SA *	3,889,073

721	Boiron SA	29,765

1,005	Bonduelle SCA	24,308

1,107	Capgemini SE	153,561

2,171	Christian Dior SE	929,746

6,161	Coface SA *	48,134

808	Dassault Systemes SE	152,467

45,243	Derichebourg SA	130,289

4,188	Eiffage SA *	385,145

2,386	Fnac Darty SA *	103,872

12,474	Gaztransport Et Technigaz SA	1,177,162

1,371	GL Events *	16,863

337	Groupe Crit *	19,298

389	HEXAOM *	14,209

1,775	Interparfums SA *	88,709

14	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	France — continued

29,773	IPSOS	786,162

6,687	Kaufman & Broad SA	265,556

3,474	Kering SA	2,131,520

25,854	L’Oreal SA (c)	8,579,640

4,869	LVMH Moet Hennessy Louis Vuitton SE	2,286,593

36,610	Metropole Television SA *	457,128

3,907	Nexans SA *	219,170

162,109	Peugeot SA *	2,794,856

26,361	Quadient SA	367,380

3,391	Rothschild & Co *	91,644

25,368	Safran SA *	2,929,608

88,547	Sanofi	8,968,814

2,200	Sanofi ADR (c)	111,276

2,898	Schneider Electric SE	358,400

107,397	STMicroelectronics NV – NY Shares	3,248,759

695	Synergie SA *	17,037

4,054	Vicat SA	140,094

675	Vilmorin & Cie SA	38,154

	Total France	44,111,713

	Germany — 1.6%

7,948	Allianz SE (Registered)	1,724,619

1,083	Amadeus Fire AG *	136,796

4,370	Aurubis AG	314,116

23,671	Bayer AG (Registered)	1,574,406

2,738	Bechtle AG	553,371

327	bet-at-home.com AG	13,935

20,831	Borussia Dortmund GmbH & Co KGaA	139,505

10,890	Carl Zeiss Meditec AG	1,229,173

201,810	CECONOMY AG *	929,402

2,611	Cewe Stiftung & Co KGaA *	309,890

17,584	CropEnergies AG	256,512

249,401	Deutsche Pfandbriefbank AG *	1,816,660

5,801	Deutsche Post AG (Registered)	264,434

54,376	Deutz AG *	292,513

110,993	Dialog Semiconductor Plc *	4,821,870

1,823	Draegerwerk AG & Co KGaA *	134,754

5,900	DWS Group GmbH & Co KGaA *	232,574

7,307	Eckert & Ziegler Strahlen- und Medizintechnik AG	368,847

3,451	Elmos Semiconductor SE	89,687

3,908	Gerresheimer AG	461,551

9,544	Hamburger Hafen und Logistik AG	176,619

2,227	Hannover Rueck SE	379,767

32,122	HeidelbergCement AG	2,037,882

10,134	Henkel AG & Co KGaA	911,804

2,266	Hornbach Baumarkt AG	102,138

4,006	Hornbach Holding AG & Co KGaA	436,207

122,781	Infineon Technologies AG	3,414,096

1,882	KWS Saat SE & Co KGaA	162,379

Shares	Description	Value ($)

	Germany — continued

10,952	Merck KGaA	1,488,538

58,809	Siemens Healthineers AG	2,679,268

41,315	Software AG (c)	2,060,006

24,580	Takkt AG *	324,089

7,003	Talanx AG *	260,382

19,411	VERBIO Vereinigte BioEnergie AG	333,936

18,036	Volkswagen AG *	3,249,750

654	Washtec AG *	29,314

	Total Germany	33,710,790

	Greece — 0.0%

12,055	FF Group * (d)	—

	Hong Kong — 0.7%

27,000	ASM Pacific Technology Ltd	290,445

166,000	BOC Hong Kong Holdings Ltd	470,879

28,700	Budweiser Brewing Co APAC Ltd	96,692

341,400	Champion (REIT)	180,444

142,000	Chow Sang Sang Holdings International Ltd	159,854

1,108,000	CITIC Telecom International Holdings Ltd	384,319

34,500	CK Asset Holdings Ltd	187,255

550,000	CSI Properties Ltd	17,094

110,100	Dah Sing Banking Group Ltd	104,592

140,800	Dah Sing Financial Holdings Ltd	400,256

730,000	Giordano International Ltd	122,324

852,000	HKT Trust & HKT Ltd – Class SS	1,217,446

437,000	Johnson Electric Holdings Ltd	862,109

54,800	Luk Fook Holdings International Ltd	122,583

14,000	Minth Group Ltd	47,198

179,000	Pacific Textiles Holdings Ltd	79,141

85,000	Prosperity REIT	25,989

848,000	Shun Tak Holdings Ltd	293,906

129,000	SJM Holdings Ltd	176,948

130,000	Sun Hung Kai & Co Ltd	53,481

180,000	Texwinca Holdings Ltd	26,210

132,000	VSTECS Holdings Ltd	74,228

261,800	VTech Holdings Ltd	1,526,762

6,398,000	WH Group Ltd	5,514,470

162,000	Xinyi Glass Holdings Ltd	279,756

567,500	Yue Yuen Industrial Holdings Ltd	981,943

	Total Hong Kong	13,696,324

	Hungary — 0.1%

271,917	Magyar Telekom Telecommunications Plc	333,937

33,243	Richter Gedeon Nyrt	809,616

	Total Hungary	1,143,553

	India — 1.4%

1,399	Alkem Laboratories Ltd	51,793

20,481	Asian Paints Ltd	527,339

See accompanying notes to the financial statements.	15

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	India — continued

52,780	Aurobindo Pharma Ltd	573,304

82,510	Bajaj Auto Ltd	3,312,850

139,045	Balrampur Chini Mills Ltd	277,602

89,944	Cadila Healthcare Ltd	453,801

66,169	Coal India Ltd	120,632

21,629	Dr Reddy’s Laboratories Ltd	1,242,581

58,600	Dr Reddy’s Laboratories Ltd ADR	3,408,762

46,499	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	128,271

967,525	HCL Technologies Ltd	9,054,548

17,815	HDFC Bank Ltd *	269,309

2,605	Hero MotoCorp Ltd	106,532

21,163	Hindustan Unilever Ltd	606,648

20,265	Housing Development Finance Corp Ltd	503,394

107,289	ICICI Bank Ltd *	567,822

855,205	Indian Oil Corp Ltd	994,109

30,989	Kotak Mahindra Bank Ltd *	589,562

17,458	Muthoot Finance Ltd	272,957

1,827,383	Power Finance Corp Ltd	2,344,982

532,044	PTC India Ltd	427,625

22,641	Rajesh Exports Ltd	137,536

2,107,803	REC Ltd	3,050,316

39,108	Sonata Software Ltd	163,169

3,586	Sun TV Network Ltd	21,805

25,137	Titan Co Ltd	374,759

9,182	Wipro Ltd	33,573

	Total India	29,615,581

	Indonesia — 0.3%

653,400	Astra International Tbk PT	229,271

62,700	Bank BTPN Syariah Tbk PT	16,787

904,500	Bank Central Asia Tbk PT	1,948,264

1,492,100	Bank Mandiri Persero Tbk PT	610,125

1,384,700	Bank Negara Indonesia Persero Tbk PT	484,836

2,588,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	105,833

8,029,500	Bank Rakyat Indonesia Persero Tbk PT	1,934,403

1,977,600	Bank Tabungan Negara Persero Tbk PT	213,770

2,090,300	Bukit Asam Tbk PT	292,230

260,200	Indo Tambangraya Megah Tbk PT	147,613

595,800	Matahari Department Store Tbk PT *	51,678

1,593,100	Pakuwon Jati Tbk PT *	44,623

1,417,500	Panin Financial Tbk PT *	20,035

3,454,100	Ramayana Lestari Sentosa Tbk PT	155,185

834,600	Telekomunikasi Indonesia Persero Tbk PT	164,223

31,000	United Tractors Tbk PT	48,952

	Total Indonesia	6,467,828

Shares	Description	Value ($)

	Ireland — 0.4%

119,693	AIB Group Plc *	147,235

179,315	Bank of Ireland Group Plc *	401,735

18,438	CRH Plc	687,658

66,800	CRH Plc Sponsored ADR	2,478,280

9,518	Glanbia Plc	109,417

307,199	Hibernia REIT Plc	436,651

155,047	Irish Residential Properties REIT Plc	260,644

54,941	Origin Enterprises Plc	225,467

32,738	Permanent TSB Group Holdings Plc *	19,935

147,629	Ryanair Holdings Plc *	2,098,892

41,960	Smurfit Kappa Group Plc	1,485,855

28,153	Total Produce Plc	38,145

	Total Ireland	8,389,914

	Israel — 0.0%

8,692	Discount Investment Corp Ltd (Registered) *	12,777

2,045	Fox Wizel Ltd	101,223

1,340	Israel Corp Ltd (The) *	159,266

706,169	Oil Refineries Ltd	143,693

	Total Israel	416,959

	Italy — 1.2%

25,224	ACEA SPA	518,657

212,906	Anima Holding SPA	935,260

2,409	Biesse SPA *	40,402

94,457	Buzzi Unicem SPA (c)	2,308,982

5,071	Buzzi Unicem SpA – RSP	70,676

15,485	Cementir Holding NV	108,147

93,324	Cofide SPA *	44,668

22,116	Credito Emiliano SPA *	112,102

4,091	El.En. SPA *	108,336

121,344	Enav SPA	510,542

1,091,025	Enel SPA (c)	9,879,441

141,125	EXOR NV	8,323,324

481,392	Hera SPA	1,838,081

39,992	Iren SPA	104,724

13,610	La Doria SPA	179,013

1,301	Leonardo SPA	8,802

2,843	MARR SPA *	43,671

32,602	Piaggio & C SPA	92,483

73,562	Saras SPA *	51,020

1,481	Sesa SPA	132,982

94,108	Telecom Italia SPA	44,823

3,642	Unieuro SPA *	38,942

	Total Italy	25,495,078

	Japan — 7.6%

5,700	77 Bank Ltd (The)	83,678

12,400	ADEKA Corp	180,964

102,500	Aeon Mall Co Ltd (b)	1,354,457

16	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

6,100	Aichi Corp	47,243

14,800	Aida Engineering Ltd	96,019

6,000	Altech Corp	103,312

227,900	Amada Co Ltd	2,025,342

10,200	Amano Corp	212,644

16,000	AOKI Holdings Inc	86,190

4,600	Arata Corp (b)	219,847

10,900	Arcland Sakamoto Co Ltd	216,723

35,200	Arcs Co Ltd	869,944

350,700	Asahi Kasei Corp (c)	2,937,896

126,800	Asics Corp	1,748,101

531,100	Astellas Pharma Inc (c)	8,331,977

900	Bandai Namco Holdings Inc	55,875

3,600	Bando Chemical Industries Ltd	19,724

4,400	BeNEXT Group Inc	46,621

172,700	Brother Industries Ltd	2,857,130

10,800	Bunka Shutter Co Ltd	76,722

6,000	Cawachi Ltd	170,728

5,500	Central Glass Co Ltd	109,471

1,600	Chiyoda Integre Co Ltd	24,172

13,700	Chugai Pharmaceutical Co Ltd	610,431

65,300	Chugoku Marine Paints Ltd	607,132

2,900	Cleanup Corp	13,976

4,300	CONEXIO Corp	52,707

5,400	Dai Nippon Toryo Co Ltd	45,082

1,500	Dai-Dan Co Ltd	38,020

25,000	Daihen Corp	984,010

1,900	Daiichi Jitsugyo Co Ltd	64,798

1,900	Dainichiseika Color & Chemicals Manufacturing Co Ltd	38,624

5,200	Daiwa Industries Ltd	45,056

26,200	Daiwabo Holdings Co Ltd	1,577,677

62,200	Denka Co Ltd	1,750,328

34,400	Doshisha Co Ltd	659,410

25,400	DTS Corp	532,554

7,100	Ehime Bank Ltd (The)	77,349

15,300	Elecom Co Ltd	692,474

8,500	FAN Communications Inc	36,455

13,500	FANUC Corp	2,368,338

37,900	Fuji Electric Co Ltd	1,182,391

1,800	Fujicco Co Ltd	35,273

3,900	Fujimi Inc	130,392

9,500	Fujitec Co Ltd	189,408

14,800	Fujitsu General Ltd	387,254

47,400	Fujitsu Ltd	6,187,599

8,700	Furuno Electric Co Ltd	77,286

4,400	G-7 Holdings Inc	132,415

17,200	Geo Holdings Corp (b)	278,773

5,100	Glory Ltd	106,489

8,500	GungHo Online Entertainment Inc	175,519

Shares	Description	Value ($)

	Japan — continued

11,600	Gunma Bank Ltd (The)	38,139

18,100	Gunze Ltd	651,537

6,400	Hachijuni Bank Ltd (The)	24,732

14,000	Hakuhodo DY Holdings Inc	173,829

3,600	Hakuto Co Ltd	37,552

204,400	Haseko Corp (b)	2,789,314

107,900	Hazama Ando Corp	732,931

2,600	Heiwado Co Ltd	53,622

18,700	Hiroshima Bank Ltd (The)	94,637

14,700	Hisamitsu Pharmaceutical Co Inc (b)	679,051

104,700	Hitachi Ltd	3,483,211

30,700	Hogy Medical Co Ltd	974,776

36,000	Honda Motor Co Ltd	916,515

30,400	Horiba Ltd	1,664,356

500	Hosokawa Micron Corp	26,669

7,900	Inaba Denki Sangyo Co Ltd	195,606

49,800	Inabata & Co Ltd	614,128

5,400	Infocom Corp (b)	179,474

93,900	ITOCHU Corp (b)	2,409,688

18,100	Itochu Enex Co Ltd	160,290

54,800	Itochu Techno-Solutions Corp	1,983,596

600	Itochu-Shokuhin Co Ltd	31,715

11,600	Itoki Corp	39,860

27,500	Jafco Co Ltd	1,106,654

7,900	Jeol Ltd	231,582

159,300	JVCKenwood Corp	235,575

204,900	K’s Holdings Corp	2,903,321

79,400	Kadokawa Corp	2,031,021

9,700	Kaken Pharmaceutical Co Ltd	449,378

3,500	Kamei Corp	32,633

26,400	Kanamoto Co Ltd	573,034

105,700	Kanematsu Corp	1,334,504

3,200	Kanematsu Electronics Ltd	122,142

2,600	Kato Sangyo Co Ltd	89,628

343,100	KDDI Corp	9,973,176

9,900	Keihin Corp	240,385

6,200	Keiyo Bank Ltd (The)	28,927

162,300	Kenedix Inc	788,326

70,400	Kinden Corp	1,161,304

4,500	Kissei Pharmaceutical Co Ltd	98,144

4,600	Kiyo Bank Ltd (The)	67,928

1,500	Kohnan Shoji Co Ltd	54,163

6,100	Komeri Co Ltd	189,023

198,774	Konica Minolta Inc	641,206

21,000	Konoike Transport Co Ltd	223,430

3,700	Kureha Corp	158,250

65,700	Kyowa Exeo Corp	1,652,856

3,400	Lion Corp	72,120

6,500	Makino Milling Machine Co Ltd	224,468

29,700	Mandom Corp	472,104

See accompanying notes to the financial statements.	17

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

31,900	Maruichi Steel Tube Ltd	855,242

2,100	Maruzen Showa Unyu Co Ltd	67,905

15,700	Marvelous Inc	117,417

2,000	Matsuda Sangyo Co Ltd	29,380

58,200	Maxell Holdings Ltd	558,022

48,200	MCJ Co Ltd	428,854

74,800	Mebuki Financial Group Inc	181,337

21,200	Meidensha Corp	326,336

300	MEIJI Holdings Co Ltd	24,257

4,500	METAWATER Co Ltd	189,048

111,800	Mitsubishi Chemical Holdings Corp	652,875

65,000	Mitsubishi Gas Chemical Co Inc	1,160,702

2,000	Mitsubishi Research Institute Inc	73,967

804,800	Mitsubishi UFJ Financial Group Inc	3,357,925

4,400	Mitsuboshi Belting Ltd	68,042

10,900	Mitsui Sugar Co Ltd	198,808

1,800	Mixi Inc	39,862

6,100	Mizuno Corp	109,232

4,100	Mochida Pharmaceutical Co Ltd	151,585

65,300	MS&AD Insurance Group Holdings Inc	1,811,324

5,100	MTI Ltd	35,174

26,300	NEC Corp	1,388,670

15,400	NEC Networks & System Integration Corp	286,317

47,700	NH Foods Ltd	2,160,822

14,000	Nichias Corp	331,441

9,400	Nichiha Corp	221,940

23,600	Nikkon Holdings Co Ltd	520,705

25,400	Nippo Corp	657,780

4,500	Nippon Flour Mills Co Ltd (b)	71,564

29,600	Nippon Kayaku Co Ltd	290,786

243,900	Nippon Light Metal Holdings Co Ltd	427,310

9,400	Nippon Soda Co Ltd	266,889

379,900	Nippon Telegraph & Telephone Corp	8,644,852

2,600	Nishimatsu Construction Co Ltd	49,477

5,600	Nisshin Oillio Group Ltd (The)	166,087

1,500	Nissin Corp	22,779

25,300	Nissin Electric Co Ltd	268,506

9,000	Nojima Corp	266,355

56,600	Nomura Real Estate Holdings Inc (b)	1,079,790

1,800	Nomura Research Institute Ltd	47,860

11,700	NS Solutions Corp	340,962

79,300	NTT DOCOMO Inc	2,211,279

1,100	Obara Group Inc	37,432

413,900	Obayashi Corp	4,045,637

11,900	Okamura Corp	83,561

600	Okinawa Cellular Telephone Co	23,631

5,800	Organo Corp (b)	307,312

153,700	ORIX Corp	1,910,663

4,200	Osaka Soda Co Ltd	100,035

7,300	Osaki Electric Co Ltd	37,288

Shares	Description	Value ($)

	Japan — continued

7,900	Otsuka Corp	387,701

41,700	Pacific Industrial Co Ltd	389,418

4,300	Paramount Bed Holdings Co Ltd	171,138

71,200	Penta-Ocean Construction Co Ltd	456,626

6,300	Prima Meat Packers Ltd (b)	184,426

5,700	Proto Corp	65,497

25,500	Raiznext Corp	319,590

2,300	Rinnai Corp	212,760

1,900	Rion Co Ltd	40,249

6,600	Roland DG Corp	78,363

1,900	Ryobi Ltd	21,211

14,100	San-A Co Ltd	572,964

9,200	San-Ai Oil Co Ltd	81,017

11,200	San-In Godo Bank Ltd (The)	55,940

15,300	Sanki Engineering Co Ltd	164,029

3,800	Sanyo Chemical Industries Ltd	176,544

19,500	Secom Co Ltd	1,845,430

22,400	Seiko Holdings Corp (b)	315,675

62,000	Sekisui Chemical Co Ltd (c)	991,898

4,300	Sekisui Jushi Corp	90,161

22,400	SG Holdings Co Ltd	1,030,808

326,200	Shimizu Corp	2,505,663

6,600	Shizuoka Gas Co Ltd	54,411

54,600	Showa Corp	1,170,982

800	Sinanen Holdings Co Ltd	22,355

9,100	Sinko Industries Ltd	116,979

7,400	Sintokogio Ltd	49,372

135,900	SKY Perfect JSAT Holdings Inc	518,598

271,000	Sojitz Corp	619,824

940,300	Sumitomo Chemical Co Ltd	3,049,767

51,700	Sumitomo Dainippon Pharma Co Ltd (b)	653,588

85,000	Sumitomo Forestry Co Ltd	1,357,100

2,300	Sumitomo Seika Chemicals Co Ltd (b)	74,816

1,700	Suzuken Co Ltd	63,151

36,700	T Hasegawa Co Ltd	732,655

22,200	T-Gaia Corp	437,147

5,500	Taisei Corp	189,837

49,700	Takara Leben Co Ltd	161,868

16,500	Takasago Thermal Engineering Co Ltd	225,997

2,100	Takeuchi Manufacturing Co Ltd	44,023

60,400	Takuma Co Ltd	966,892

9,000	Tamron Co Ltd	145,221

5,100	Tanseisha Co Ltd	34,231

40,800	Teijin Ltd	639,729

2,600	TKC Corp	145,804

31,700	Toho Holdings Co Ltd	612,778

6,300	Tokyo Electron Ltd (b)	1,616,001

59,500	Tokyu Construction Co Ltd	272,806

9,100	TOMONY Holdings Inc	29,075

19,100	Toppan Forms Co Ltd	172,889

18	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

193,000	Toppan Printing Co Ltd	2,995,312

4,400	Torii Pharmaceutical Co Ltd	114,536

77,600	Tosei Corp (b)	679,465

144,800	Tosoh Corp	2,142,168

3,300	Towa Pharmaceutical Co Ltd	65,535

40,300	Toyo Construction Co Ltd	153,656

29,900	Toyo Suisan Kaisha Ltd	1,700,030

35,700	Toyota Industries Corp	2,073,734

6,400	TPR Co Ltd	85,114

6,200	Trend Micro Inc	383,688

34,400	TS Tech Co Ltd (c)	1,006,267

7,500	UKC Holdings Corp	137,835

56,800	Ushio Inc	702,388

1,600	Valqua Ltd	26,685

7,900	Wacoal Holdings Corp (b)	140,347

1,800	Welcia Holdings Co Ltd	77,111

18,400	YAMABIKO Corp	187,356

5,900	Yamaguchi Financial Group Inc	39,067

6,400	Yamaha Motor Co Ltd	100,488

4,800	Yamazen Corp	45,195

14,000	Yellow Hat Ltd	230,651

116,700	Yokogawa Electric Corp	1,906,363

9,700	Yuasa Trading Co Ltd	281,879

43,900	Zenkoku Hosho Co Ltd	1,553,370

	Total Japan	161,930,778

	Kuwait — 0.0%

2,254	Humansoft Holding Co KSC *	18,656

5,905	Kuwait Finance House KSCP	12,100

	Total Kuwait	30,756

	Malaysia — 0.6%

1,358,300	DRB-Hicom Berhad	665,007

52,000	Kossan Rubber Industries	200,058

314,600	Magnum Berhad	168,318

170,200	MISC Berhad	310,423

1,796,509	Supermax Corp Berhad *	9,570,145

92,500	Syarikat Takaful Malaysia Keluarga Berhad	111,994

121,900	Telekom Malaysia Berhad	121,247

173,800	Top Glove Corp Berhad	1,097,729

104,600	Westports Holdings Berhad	91,296

	Total Malaysia	12,336,217

	Mexico — 0.9%

3,200	Grupo Aeroportuario del Sureste SAB de CV ADR *	363,072

210,800	Nemak SAB de CV	60,884

3,820	Promotora y Operadora de Infraestructura SAB de CV *	28,284

39,400	Qualitas Controladora SAB de CV	155,209

Shares	Description	Value ($)

	Mexico — continued

57,800	Banco del Bajio SA *	46,225

23,600	Regional SAB de CV *	58,995

21,500	America Movil SAB de CV – Class L Sponsored ADR	261,655

1,500	Coca-Cola Femsa SAB de CV Sponsored ADR	62,685

34,500	Kimberly-Clark de Mexico SAB de CV – Class A	55,040

1,672,800	America Movil SAB de CV – Series L	1,016,737

122,700	Credito Real SAB de CV SOFOM ER *	68,970

184,200	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	117,429

2,500	Grupo Aeroportuario del Centro Norte SAB de CV ADR *	91,150

10,400	Grupo Aeroportuario del Pacifico SAB de CV – Class B	80,883

115,100	Grupo Aeroportuario del Centro Norte SAB de CV *	527,108

3,695,038	Wal-Mart de Mexico SAB de CV	8,848,368

5,305	Grupo Aeroportuario del Sureste SAB de CV – Class B *	60,248

42,800	Arca Continental SAB de CV	194,558

127,942	Grupo Herdez SAB de CV	220,370

5,300	Fomento Economico Mexicano SAB de CV	30,823

31,600	El Puerto de Liverpool SAB de CV – Class C1	83,239

607,800	Grupo Financiero Banorte SAB de CV – Class O *	2,088,774

1,192,300	Grupo Mexico SAB de CV Series B	3,182,082

80,800	Grupo Financiero Inbursa SAB de CV – Class O *	59,081

600	Fomento Economico Mexicano SAB de CV Sponsored ADR (b)	34,998

3,800	Grupo Aeroportuario del Pacifico SAB de CV ADR	294,424

27,500	Corp Inmobiliaria Vesta SAB de CV	40,844

24,649	Unifin Financiera SAB de CV SOFOM ENR *	20,704

799,600	Fibra Uno Administracion SA de CV (REIT)	625,590

478,600	Gentera SAB de CV *	156,821

	Total Mexico	18,935,250

	Netherlands — 1.7%

21,585	ABN AMRO Bank NV CVA *	205,008

1,003	Adyen NV *	1,690,709

1,081	Alfen Beheer BV *	78,288

1,427	ASM International NV	214,247

107,316	ASR Nederland NV	3,710,215

11,846	ForFarmers NV	76,454

33,402	Heineken Holding NV	2,733,026

282	Hunter Douglas NV *	15,169

98,999	Koninklijke Ahold Delhaize NV	2,978,463

44,346	Koninklijke Vopak NV	2,434,866

94,679	Randstad NV	4,927,418

221,115	Signify NV * (c)	7,375,847

See accompanying notes to the financial statements.	19

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued

106,124	Wolters Kluwer NV	8,705,682

	Total Netherlands	35,145,392

	New Zealand — 0.0%

129,141	Air New Zealand Ltd	121,371

12,344	Fisher & Paykel Healthcare Corp Ltd – Class C	305,722

16,081	Synlait Milk Ltd *	67,165

	Total New Zealand	494,258

	Norway — 0.8%

81,833	Austevoll Seafood ASA	754,709

15,020	Avance Gas Holding Ltd (b)	36,177

17,334	Borregaard ASA	252,851

249,149	BW LPG Ltd	1,162,369

299,905	DNB ASA *	4,804,220

288,612	Elkem ASA	595,272

72,310	Europris ASA	363,973

60,900	Frontline Ltd (b)	484,764

47,078	Gjensidige Forsikring ASA *	1,002,195

2,522	Kongsberg Gruppen ASA	37,469

50,979	Kvaerner ASA *	47,368

78,267	Norwegian Finans Holding ASA *	593,068

353,214	Orkla ASA	3,592,724

4,168	Salmar ASA *	225,497

19,122	Sbanken ASA *	147,247

24,511	Selvaag Bolig ASA	149,171

38,753	SpareBank 1 Nord Norge	298,400

19,287	SpareBank 1 SMN	191,639

104,265	SpareBank 1 SR-Bank ASA *	936,496

841	Veidekke ASA *	11,306

30,464	Yara International ASA	1,276,330

	Total Norway	16,963,245

	Pakistan — 0.0%

34,810	Engro Corp Ltd	62,652

305,352	Engro Fertilizers Ltd	116,662

293,480	Oil & Gas Development Co Ltd	203,358

35,284	Pakistan Oilfields Ltd	91,656

161,315	Pakistan Petroleum Ltd	99,298

23,700	Pakistan State Oil Co Ltd	27,497

40,800	Searle Co Ltd (The)	64,026

52,553	United Bank Ltd	39,632

	Total Pakistan	704,781

	Philippines — 0.1%

29,900	Ayala Land Inc	17,729

15,780	Globe Telecom Inc	678,939

14,660	Manila Electric Co	81,303

2,369,000	Megaworld Corp *	142,054

Shares	Description	Value ($)

	Philippines — continued

2,145,000	Metro Pacific Investments Corp	148,644

15,810	Security Bank Corp	31,689

135,050	Semirara Mining & Power Corp	26,223

	Total Philippines	1,126,581

	Poland — 0.4%

34,384	Asseco Poland SA	662,917

28,413	Bank Polska Kasa Opieki SA *	402,783

3,461	Budimex SA	220,096

107,982	Cyfrowy Polsat SA *	842,941

96,936	Energa SA *	213,161

174,633	PLAY Communications SA	1,447,276

126,584	Polski Koncern Naftowy ORLEN SA	1,741,196

180,176	Polskie Gornictwo Naftowe i Gazownictwo SA	250,514

9,917	Powszechna Kasa Oszczednosci Bank Polski SA *	57,945

352,427	Powszechny Zaklad Ubezpieczen SA *	2,598,546

2,674	Santander Bank Polska SA *	109,838

	Total Poland	8,547,213

	Portugal — 0.8%

186,637	Altri SGPS SA	936,196

6,473,179	Banco Comercial Portugues SA – Class R * (b)	766,096

113,256	CTT-Correios de Portugal SA * (b)	353,154

26,770	EDP Renovaveis SA	457,927

842,591	EDP – Energias de Portugal SA	4,283,369

484,750	Galp Energia SGPS SA	5,205,318

163,290	Jeronimo Martins SGPS SA	2,687,271

118,662	Mota-Engil SGPS SA *	223,753

172,750	Navigator Co SA (The) *	456,744

236,536	NOS SGPS SA	958,014

171,918	REN – Redes Energeticas Nacionais SGPS SA	500,512

12,232	Semapa-Sociedade de Investimento e Gestao	111,786

1,185,197	Sonae SGPS SA	845,981

	Total Portugal	17,786,121

	Qatar — 0.0%

114,022	Doha Bank QPSC *	74,591

16,615	Masraf Al Rayan QSC	19,025

8,101	Qatar Electricity & Water Co QSC	38,255

31,879	Qatar Insurance Co SAQ	18,623

104,096	Qatar National Bank QPSC	514,360

45,376	Qatar National Cement Co QSC	49,683

	Total Qatar	714,537

	Russia — 3.1%

2,026,180	Alrosa PJSC	1,801,088

931,600	Credit Bank of Moscow PJSC *	77,176

60,030	Detsky Mir PJSC	94,397

20	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

55,500,000	Federal Grid Co Unified Energy System PJSC	146,413

32,730	Gazprom Neft PJSC	140,678

2,752	Gazprom Neft PJSC Sponsored ADR	58,200

737,280	Gazprom PJSC	1,800,856

25,637	Globaltrans Investment Plc Sponsored GDR (Registered)	158,624

102,187,001	Inter RAO UES PJSC	7,198,250

2,687	LSR Group PJSC	28,502

66,217	LSR Group PJSC GDR (Registered)	139,077

122,899	LUKOIL PJSC	8,254,396

193,167	LUKOIL PJSC Sponsored ADR	13,216,890

30,340	M.Video PJSC	230,915

813,100	Magnitogorsk Iron & Steel Works PJSC	412,910

34,180	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	231,105

272,449	MMC Norilsk Nickel PJSC ADR	7,150,313

78,700	Mobile TeleSystems PJSC Sponsored ADR	733,484

697,660	Moscow Exchange MICEX-RTS PJSC	1,290,096

21,262	Novatek PJSC Sponsered GDR (Registered)	3,174,056

89,090	Novolipetsk Steel PJSC	185,839

168,015	Novolipetsk Steel PJSC GDR	3,501,359

15,668	PhosAgro PJSC GDR (Registered)	185,415

38,817	Polymetal International Plc (a)	1,053,411

11,158	Polymetal International Plc (a)	298,340

4,434	Polyus PJSC GDR (Registered)	542,611

15,500	QIWI Plc Sponsored ADR	278,535

81,350	Raspadskaya OJSC	125,947

72,534,000	ROSSETI PJSC	1,426,720

12,920	Rostelecom PJSC	16,906

5,348	Rostelecom PJSC Sponsored ADR	42,133

13,580	Safmar Financial Investment *	96,767

235,117	Sberbank of Russia PJSC Sponsored ADR *	2,825,089

62,995	Severstal PJSC GDR (Registered)	795,842

4,693,000	Surgutneftegas PJSC	2,321,074

269,801	Surgutneftegas PJSC Sponsored ADR	1,348,665

52,266	Tatneft PJSC	384,823

77,312	Tatneft PJSC Sponsored ADR	3,468,898

19,808	TCS Group Holding Plc GDR (Registered)	487,820

5,545,000	Unipro PJSC	201,896

366,106	VTB Bank PJSC GDR (Registered) *	331,590

	Total Russia	66,257,106

	Singapore — 1.1%

201,300	Accordia Golf Trust	107,154

157,300	AEM Holdings Ltd	464,991

166,700	Ascendas Real Estate Investment Trust	406,146

243,500	Asian Pay Television Trust	23,262

171,400	CapitaLand Commercial Trust (REIT)	211,330

41,500	CapitaLand Ltd	84,379

79,200	City Developments Ltd	466,698

Shares	Description	Value ($)

	Singapore — continued

558,600	ComfortDelGro Corp Ltd	606,304

522,800	DBS Group Holdings Ltd	8,011,892

187,200	First Real Estate Investment Trust	68,016

88,400	Frasers Logistics & Industrial Trust (REIT)	86,900

443,140	Japfa Ltd	203,299

25,600	Jardine Cycle & Carriage Ltd	356,253

25,000	Keppel DC (REIT)	53,421

115,300	Lendlease Global Commercial (REIT)	55,869

577,900	Mapletree Industrial Trust (REIT)	1,293,389

166,600	Mapletree Logistics Trust (REIT)	253,134

717,500	Mapletree North Asia Commercial Trust (REIT)	494,907

29,000	Parkway Life Real Estate Investment Trust (REIT)	80,108

331,400	Sasseur Real Estate Investment Trust	188,593

349,500	Silverlake Axis Ltd	82,096

261,800	Singapore Exchange Ltd	1,655,504

32,900	SPH (REIT)	21,017

242,400	StarHub Ltd	217,200

36,700	United Overseas Bank Ltd	526,234

202,600	Venture Corp Ltd	2,952,743

14,300	Wilmar International Ltd	45,751

7,123,999	Yangzijiang Shipbuilding Holdings Ltd	4,785,874

509,300	Yanlord Land Group Ltd	452,393

	Total Singapore	24,254,857

	South Africa — 1.3%

915,873	Absa Group Ltd	4,148,343

10,819	Anglo American Platinum Ltd	805,831

43,453	Aspen Pharmacare Holdings Ltd *	347,012

63,714	Astral Foods Ltd	500,018

10,217	AVI Ltd	41,515

195,921	Barloworld Ltd	687,216

6,286	Bid Corp Ltd	103,480

551,129	Blue Label Telecoms Ltd *	103,699

3,120	Capitec Bank Holdings Ltd	153,143

26,393	Clicks Group Ltd	357,208

7,814	Coronation Fund Managers Ltd	19,669

40,599	Discovery Ltd	288,937

70,429	Emira Property Fund Ltd (REIT)	22,552

421,537	FirstRand Ltd	937,927

67,673	Foschini Group Ltd (The)	304,604

6,148	Gold Fields Ltd	80,459

36,200	Gold Fields Ltd Sponsored ADR	471,686

517,293	Growthpoint Properties Ltd (REIT)	372,609

14,493	Hyprop Investments Ltd (REIT)	15,963

117,595	Imperial Logistics Ltd	239,408

74,376	Investec Ltd	137,863

158,979	Kumba Iron Ore Ltd	4,982,019

57,204	Lewis Group Ltd	59,618

See accompanying notes to the financial statements.	21

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

89,660	Liberty Holdings Ltd	320,016

33,464	Metair Investments Ltd *	36,130

353,262	Motus Holdings Ltd *	572,408

98,382	Mr Price Group Ltd	670,448

5,746	MultiChoice Group Ltd *	32,689

46,124	Murray & Roberts Holdings Ltd	14,963

15,322	Naspers Ltd – N Shares	2,793,733

46,462	Nedbank Group Ltd	262,054

233,838	Netcare Ltd	172,906

2,657,474	Old Mutual Ltd	1,749,918

37,053	Rand Merchant Investment Holdings Ltd	65,495

32,783	Raubex Group Ltd	47,056

29,157	Remgro Ltd	150,246

226,815	Reunert Ltd	410,681

1,640,950	RMB Holdings Ltd	118,567

599,249	Sanlam Ltd	1,931,262

1,864	Santam Ltd	26,866

125,075	Sappi Ltd *	164,315

17,751	Shoprite Holdings Ltd	115,795

21,665	Standard Bank Group Ltd	134,532

979,797	Telkom SA SOC Ltd	1,311,485

6,843	Tiger Brands Ltd	69,443

245,509	Truworths International Ltd	439,677

90,743	Tsogo Sun Gaming Ltd	19,476

49,940	Vodacom Group Ltd	375,910

38,007	Wilson Bayly Holmes-Ovcon Ltd	248,434

	Total South Africa	27,435,284

	South Korea — 2.9%

27,827	Aekyung Petrochemical Co Ltd	158,900

9,968	Aju Capital Co Ltd	98,869

6,842	BNK Financial Group Inc	29,203

818	Bukwang Pharmaceutical Co Ltd	26,028

3,981	Daou Data Corp	45,301

37,680	DB HiTek Co Ltd	1,127,286

8,952	DB Insurance Co Ltd	328,540

34,093	Dongwon Development Co Ltd	109,989

6,265	GS Home Shopping Inc	616,115

444,888	Hana Financial Group Inc	10,529,255

17,834	Hankook Tire & Technology Co Ltd	441,848

6,813	Hansae Yes24 Holdings Co Ltd	28,129

6,715	HDC Hyundai Development Co-Engineering & Construction	129,902

5,621	Huons Co Ltd	342,599

2,997	Hy-Lok Corp	29,606

10,930	Hyundai Home Shopping Network Corp	600,387

5,502	Hyundai Mobis Co Ltd	1,029,671

148,192	Industrial Bank of Korea	1,006,759

7,828	JB Financial Group Co Ltd	28,234

68,996	KB Financial Group Inc	2,140,642

6,200	KB Financial Group Inc ADR	191,890

Shares	Description	Value ($)

	South Korea — continued

8,292	KEPCO Plant Service & Engineering Co Ltd	193,846

368,433	Kia Motors Corp	13,103,800

17,594	Korea Asset In Trust Co Ltd	52,801

18,413	Korea Autoglass Corp	222,428

27,226	Korean Reinsurance Co	168,041

8,421	KT Corp	168,911

5,621	KT Skylife Co Ltd	40,254

57,336	KT&G Corp	4,009,041

42,665	LF Corp	459,043

23,691	LG Electronics Inc	1,675,837

741	LOTTE Fine Chemical Co Ltd	27,835

22,873	Mirae Asset Life Insurance Co Ltd	72,112

106	NCSoft Corp	73,540

17,401	S&T Motiv Co Ltd	803,384

28,634	Samjin Pharmaceutical Co Ltd	701,806

96,196	Samsung Electronics Co Ltd	4,367,889

6,418	Sebang Global Battery Co Ltd	147,350

529	Seegene Inc	117,556

1,033	SFA Engineering Corp	28,773

249,811	Shinhan Financial Group Co Ltd	6,217,534

44,743	SK Hynix Inc	2,827,577

13,962	SK Telecom Co Ltd	2,911,100

157,400	SK Telecom Co Ltd Sponsored ADR	3,615,478

6,469	SL Corp	65,307

132,375	Woori Financial Group Inc	940,613

7,882	Yuhan Corp	444,106

	Total South Korea	62,495,115

	Spain — 1.7%

21,776	Acerinox SA *	176,822

35,277	ACS Actividades de Construccion y Servicios SA	863,230

46,609	Aena SME SA * (c)	6,958,538

69,856	Almirall SA *	768,477

39,529	Amadeus IT Group SA	2,220,629

78,597	Banco Bilbao Vizcaya Argentaria SA	230,172

443,373	Banco Santander SA	987,138

63,349	Cia de Distribucion Integral Logista Holdings SA	1,123,278

2,620	Ebro Foods SA	64,319

10,080	eDreams ODIGEO SA * (b)	27,266

32,736	Enagas SA	801,630

303,924	Endesa SA	8,436,846

59,968	Faes Farma SA	237,459

328,721	Iberdrola SA	4,147,431

126,913	Industria de Diseno Textil SA	3,568,441

186,960	Mediaset Espana Comunicacion SA *	621,224

131,016	Red Electrica Corp SA	2,507,403

594,033	Unicaja Banco SA *	427,219

21,375	Viscofan SA	1,581,435

	Total Spain	35,748,957

22	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Sweden — 0.7%

98,470	Betsson AB *	824,368

29,711	Bilia AB – A Shares *	352,862

10,808	Bufab AB *	146,230

7,410	Humana AB *	52,056

5,973	Instalco Intressenter AB	117,717

43,703	Inwido AB *	435,213

55,198	Klovern AB – B Shares	85,057

4,274	KNOW IT AB *	109,910

24,928	Nobia AB *	161,028

16,624	Nobina AB *	100,583

117,469	Skanska AB – B Shares *	2,389,061

3,995	SKF AB – B Shares	79,906

3,392	SkiStar AB	40,790

34,810	Swedish Match AB	2,643,818

17,842	Volvo AB – A Shares *	346,137

339,234	Volvo AB – B Shares *	6,497,835

	Total Sweden	14,382,571

	Switzerland — 0.9%

5,000	ABB Ltd (Registered)	127,496

2,340	ALSO Holding AG (Registered)	634,030

1,050	Banque Cantonale Vaudoise (Registered)	112,135

92	Bell Food Group AG (Registered)	23,658

2,855	BKW AG	279,794

2,042	Bobst Group SA (Registered)	132,214

467	Coltene Holding AG (Registered)	40,595

7,336	Galenica AG	526,755

30	Gurit Holding AG	56,764

1,735	Huber + Suhner AG (Registered)	134,696

1,423	Kardex Holding AG (Registered)	295,704

596	Liechtensteinische Landesbank AG	39,194

4,218	Mobilezone Holding AG (Registered)	45,666

29,718	Novartis AG (Registered)	2,561,305

1,771	Orior AG	153,241

891	Partners Group Holding AG	907,669

10,998	Roche Holding AG	3,858,113

24,344	Roche Holding AG – Genusschein	8,515,989

2,100	Vetropack Holding AG (Registered) *	131,806

4,078	Wizz Air Holdings Plc *	211,536

	Total Switzerland	18,788,360

	Taiwan — 4.0%

161,246	TOPBI International Holdings Ltd	192,627

38,950	OptoTech Corp	28,310

1,612,791	Mitac Holdings Corp	1,589,340

76,000	Sampo Corp	60,345

79,000	Taiwan Sakura Corp	127,740

19,000	Fusheng Precision Co Ltd	112,059

1,187,000	Qisda Corp	752,321

Shares	Description	Value ($)

	Taiwan — continued

147,000	Merry Electronics Co Ltd	770,291

25,000	Getac Technology Corp	41,515

32,000	Kindom Construction Corp	43,013

42,000	Nichidenbo Corp	64,767

17,000	Supreme Electronics Co Ltd	17,237

1,774	Shin Zu Shing Co Ltd	9,124

19,000	Elite Advanced Laser Corp	41,268

57,000	Amazing Microelectronic Corp	158,394

32,721	Innodisk Corp	176,990

665,000	Catcher Technology Co Ltd	4,539,817

625,399	Cathay Financial Holding Co Ltd	849,437

2,359,000	CTBC Financial Holding Co Ltd	1,524,922

28,185	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2,233,661

410,035	Asustek Computer Inc	3,395,812

8,400	Aurora Corp	24,170

883,000	Sunplus Technology Co Ltd *	372,697

64,624	United Integrated Services Co Ltd	453,215

481,000	Chicony Electronics Co Ltd	1,451,027

286,000	Quanta Computer Inc	749,595

842,000	Coretronic Corp	1,002,893

97,000	Farglory Land Development Co Ltd	158,600

23,000	Elan Microelectronics Corp	111,449

78,000	Huaku Development Co Ltd	238,341

216,000	Lite-On Semiconductor Corp *	287,706

32,462	Feng TAY Enterprise Co Ltd	188,961

23,000	Test Research Inc	46,003

20,000	Soft-World International Corp	62,703

62,820	IEI Integration Corp	97,886

43,000	Formosa Plastics Corp	114,855

1,601,000	Grand Pacific Petrochemical *	1,047,710

379,303	Great Wall Enterprise Co Ltd	584,791

118,800	Simplo Technology Co Ltd	1,354,510

29,000	Chong Hong Construction Co Ltd	82,830

1,493,000	Radiant Opto-Electronics Corp	5,482,477

82,000	Holtek Semiconductor Inc	178,254

33,300	Makalot Industrial Co Ltd	223,874

4,968,000	Pou Chen Corp	4,693,828

36,000	Sitronix Technology Corp	176,864

20,000	Phison Electronics Corp	188,393

70,000	Teco Electric and Machinery Co Ltd	69,815

34,000	Zeng Hsing Industrial Co Ltd	159,228

495,000	Taiwan PCB Techvest Co Ltd	715,259

8,000	Lotes Co Ltd	116,521

156,430	Chailease Holding Co Ltd	690,932

17,000	Nien Made Enterprise Co Ltd	196,291

7,000	Thinking Electronic Industrial Co Ltd	26,008

13,000	Wiwynn Corp	346,775

7,000	Accton Technology Corp	55,823

3,000	Pixart Imaging Inc	17,629

See accompanying notes to the financial statements.	23

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

24,000	Alchip Technologies Ltd	431,649

3,000	Acter Group Corp Ltd	20,919

10,000	Topkey Corp	62,245

58,000	Transcend Information Inc	130,202

1,099,000	Fubon Financial Holding Co Ltd	1,604,711

6,965,000	Hon Hai Precision Industry Co Ltd	18,267,022

251,000	Foxconn Technology Co Ltd	446,438

783,000	Taiwan Semiconductor Manufacturing Co Ltd	11,412,283

1,080,000	Pegatron Corp	2,297,238

1,200	Silicon Motion Technology Corp ADR	45,492

29,000	Wah Lee Industrial Corp	55,911

70,000	Holiday Entertainment Co Ltd	151,061

129,000	Quanta Storage Inc	192,897

145,439	IBF Financial Holdings Co Ltd	57,321

13,000	International Games System Co Ltd	389,491

361,000	Gigabyte Technology Co Ltd	1,042,940

162,000	Micro-Star International Co Ltd	747,902

112,000	China Motor Corp	162,558

90,000	Shinkong Insurance Co Ltd	108,239

66,419	Topco Scientific Co Ltd	271,376

111,000	Tripod Technology Corp	438,292

145,000	Elite Material Co Ltd	839,816

414,000	Novatek Microelectronics Corp	3,387,190

294,000	Lite-On Technology Corp	465,583

145,500	Syncmold Enterprise Corp	410,331

31,050	Sinmag Equipment Corp	81,756

263,000	Formosa Taffeta Co Ltd	283,532

55,000	MediaTek Inc	1,040,042

927,000	China Development Financial Holding Corp	270,352

48,000	Nantex Industry Co Ltd	76,885

417,000	FLEXium Interconnect Inc	1,788,813

19,000	Aten International Co Ltd	54,678

5,000	Globalwafers Co Ltd	67,270

6,000	Yulon Nissan Motor Co Ltd	50,305

	Total Taiwan	85,649,643

	Thailand — 0.1%

1,049,000	AP Thailand Pcl NVDR	213,015

110,800	Bangkok Bank Pcl NVDR	380,051

4,198,300	Beauty Community Pcl NVDR	185,964

47,200	Hana Microelectronics Pcl NVDR	60,267

84,600	Kasikornbank Pcl NVDR	230,005

49,600	Kiatnakin Phatra Bank Pcl NVDR	63,519

148,900	Krung Thai Bank Pcl NVDR	45,881

188,500	Land & Houses Pcl NVDR	44,831

193,900	Origin Property Pcl NVDR *	46,127

167,600	Pruksa Holding Pcl NVDR	62,538

909,500	Quality Houses Pcl NVDR	64,936

102,600	Siam Commercial Bank Pcl NVDR (The)	239,969

149,700	Somboon Advance Technology Pcl NVDR	57,637

Shares	Description	Value ($)

	Thailand — continued

60,200	SPCG Pcl NVDR	34,624

74,250	Supalai Pcl (Foreign Registered)	40,169

344,875	Supalai Pcl NVDR	186,575

1,894,100	Thai Beverage Pcl	854,839

52,000	Thai Vegetable Oil Pcl NVDR	45,134

31,200	Tisco Financial Group Pcl NVDR	67,663

106,000	TTW Pcl NVDR	45,593

204,300	Univentures Pcl NVDR	18,901

	Total Thailand	2,988,238

	Turkey — 0.7%

115,351	Aksa Akrilik Kimya Sanayii AS	105,288

495,283	Aselsan Elektronik Sanayi Ve Ticaret AS	1,098,096

3,037	BIM Birlesik Magazalar AS	28,077

836,818	Dogan Sirketler Grubu Holding AS	239,514

48,092	Dogus Otomotiv Servis ve Ticaret AS *	96,355

3,783,516	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	908,047

743,596	Enerjisa Enerji AS	826,507

1,272,704	Eregli Demir ve Celik Fabrikalari TAS	1,512,071

113,763	Goodyear Lastikleri TAS *	73,497

1,237,066	KOC Holding AS	2,508,686

40,607	Koza Altin Isletmeleri AS *	430,813

70,727	Koza Anadolu Metal Madencilik Isletmeleri AS *	123,940

152,498	Ozak Gayrimenkul Yatirim Ortakligi (REIT) *	77,909

305,378	Selcuk Ecza Deposu Ticaret ve Sanayi AS	332,619

249,535	Soda Sanayii AS	232,275

10,924	Tofas Turk Otomobil Fabrikasi AS	33,552

397,470	Trakya Cam Sanayii AS	212,710

1,080	Turkcell Iletisim Hizmetleri AS	2,100

2,752,822	Turkiye Garanti Bankasi AS *	2,534,609

3,774,115	Turkiye Is Bankasi AS – Class C *	2,528,457

738,772	Turkiye Vakiflar Bankasi TAO – Class D *	409,947

	Total Turkey	14,315,069

	United Arab Emirates — 0.1%

26,248	Abu Dhabi Commercial Bank PJSC	39,524

31,478	Abu Dhabi Islamic Bank PJSC	34,231

126,023	Dubai Islamic Bank PJSC	140,299

75,698	Emaar Malls PJSC *	28,577

3,009,468	Emaar Properties PJSC *	2,353,032

13,770	Emirates NBD Bank PJSC	40,398

	Total United Arab Emirates	2,636,061

	United Kingdom — 5.1%

708,709	3i Group Plc	8,708,974

88,449	888 Holdings Plc	233,753

22,447	Aggreko Plc	141,385

52,401	Alliance Pharma Plc	51,476

24	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

105,686	Anglo American Plc	2,597,201

15,188	Ashtead Group Plc	526,607

4,577	Avast Plc	32,729

51,950	AVEVA Group Plc	3,509,458

14,675	Bank of Georgia Group Plc *	182,049

943,508	Barratt Developments Plc	6,588,610

77,071	Bellway Plc	2,448,370

107,177	Berkeley Group Holdings Plc (The)	6,477,075

27,304	Biffa Plc	74,112

156,967	British American Tobacco Plc	5,290,576

129,100	British American Tobacco Plc Sponsored ADR	4,359,707

637,317	Centamin Plc	1,790,333

13,066	Central Asia Metals Plc	30,576

51,430	CMC Markets Plc	220,472

39,574	Coca-Cola HBC AG *	1,051,216

189,608	Compass Group Plc	3,068,228

50,261	Computacenter Plc	1,366,437

5,844	Cranswick Plc	289,683

9,283	Daily Mail & General Trust Plc – Class A	80,487

9,342	Dart Group Plc	88,220

119,260	Dixons Carphone Plc	147,537

68,238	Dunelm Group Plc	1,298,143

132,231	Electrocomponents Plc	1,196,254

17,884	EMIS Group Plc	244,714

24,807	Ferguson Plc	2,432,708

671,411	Ferrexpo Plc	1,649,890

125,130	Frasers Group Plc *	582,327

17,315	Galliford Try Holdings Plc	19,567

5,444	Games Workshop Group Plc	668,930

25,817	Go-Ahead Group Plc (The)	225,848

20,058	Greggs Plc	378,934

40,507	Halfords Group Plc	89,277

24,505	Howden Joinery Group Plc	183,056

222,800	HSBC Holdings Plc	965,895

219,632	IG Group Holdings Plc	2,287,170

18,917	IMI Plc	263,216

107,342	Inchcape Plc *	723,105

127,082	Indivior Plc *	201,666

17,699	Intermediate Capital Group Plc	320,398

383,014	International Consolidated Airlines Group SA (b)	1,026,343

32,655	International Personal Finance Plc	29,858

327,662	J Sainsbury Plc	805,099

240,712	JD Sports Fashion Plc	2,316,486

80,203	John Laing Group Plc	309,019

2,265	Johnson Matthey Plc	71,436

58,538	Jupiter Fund Management Plc	163,462

267,028	Kingfisher Plc	971,067

763,997	Legal & General Group Plc	2,196,057

51,972	Lookers Plc (e)	14,589

Shares	Description	Value ($)

	United Kingdom — continued

41,995	Meggitt Plc	161,726

28,172	Micro Focus International Plc	111,766

84,611	Mitchells & Butlers Plc *	194,508

1,093	Mondi Plc	21,506

103,153	Morgan Advanced Materials Plc	319,696

19,072	Morgan Sindall Group Plc	320,988

186,890	National Express Group Plc	316,709

11,992	Next Plc	960,882

31,496	Numis Corp Plc	122,551

32,433	OneSavings Bank Plc	132,004

79,944	Paragon Banking Group Plc	379,646

55,233	Pennon Group Plc	737,968

398,164	Persimmon Plc	13,835,497

295,806	Pets at Home Group Plc	1,153,548

156,330	Plus500 Ltd	3,042,335

190,397	Premier Foods Plc *	213,873

588,778	QinetiQ Group Plc	2,278,487

54,135	Redde Northgate Plc	136,026

15,424	Redrow Plc	93,352

120,448	Royal Dutch Shell Plc – A Shares (b)	1,789,996

63,990	Royal Dutch Shell Plc – B Shares	900,257

8,100	Royal Dutch Shell Plc – Class B Sponsored ADR	227,610

12,791	RPS Group Plc	7,222

89,136	Sirius Real Estate Ltd	89,154

13,500	Smith & Nephew Plc Sponsored ADR	548,775

42,338	Smiths Group Plc	785,818

54,585	Softcat Plc	1,010,908

308,036	Spirent Communications Plc	1,210,202

68,769	Stock Spirits Group Plc	199,067

529,467	Tate & Lyle Plc	4,800,622

66,136	TI Fluid Systems Plc *	139,922

7,035	Ultra Electronics Holdings Plc	216,777

11,456	United Utilities Group Plc	125,875

32,718	Vesuvius Plc	175,994

41,635	Vistry Group Plc	354,634

44,911	WM Morrison Supermarkets Plc (b)	114,925

	Total United Kingdom	108,220,611

	United States — 7.8%

3,300	1st Source Corp.	113,685

116,003	ACCO Brands Corp.	751,699

47,100	Acushnet Holdings Corp. (b) (c)	1,662,159

13,600	Adtalem Global Education, Inc. * (b)	451,520

31,000	ADTRAN, Inc.	343,790

3,300	Allied Motion Technologies, Inc.	140,547

41,600	Allscripts Healthcare Solutions, Inc. *	371,488

18,200	Alpha & Omega Semiconductor Ltd. *	246,610

6,400	Amalgamated Bank – Class A	75,328

8,100	American Equity Investment Life Holding Co.	193,671

See accompanying notes to the financial statements.	25

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

30,456	American Express Co. (b)	3,094,025

5,200	American Public Education, Inc. *	163,488

5,900	American Vanguard Corp.	83,485

19,900	Amneal Pharmaceuticals, Inc. * (b)	81,789

18,300	AngioDynamics, Inc. *	171,379

12,863	Applied Materials, Inc. (c)	792,361

10,000	ArcBest Corp. (b)	338,200

7,100	Arcosa, Inc.	328,659

4,700	Arcus Biosciences, Inc. *	111,860

8,400	Ares Commercial Real Estate Corp. (REIT)	83,664

55,900	Arlo Technologies, Inc. *	320,307

1,000	Arrow Financial Corp.	28,650

11,100	Associated Banc-Corp.	149,184

1,900	Atlas Air Worldwide Holdings, Inc. *	107,141

16,800	AutoNation, Inc. *	955,248

30,600	Avient Corp.	780,912

300	Axcelis Technologies, Inc. *	7,089

10,500	AZZ, Inc.	364,665

1,500	Bancorp, Inc. (The) *	14,250

6,000	BankFinancial Corp.	43,560

1,300	Bar Harbor Bankshares	26,338

47,600	Benchmark Electronics, Inc.	933,436

44,500	Big Lots, Inc.	2,098,175

14,300	Bloomin’ Brands, Inc. (b)	205,062

1,300	Booking Holdings, Inc. * (b)	2,483,585

76,200	BorgWarner, Inc. (c)	3,092,958

21,100	Boston Private Financial Holdings, Inc.	125,334

41,800	Brady Corp. – Class A (c)	1,960,002

2,800	Bridge Bancorp, Inc.	56,028

33,800	Brightsphere Investment Group, Inc.	468,468

38,000	Brinker International, Inc.	1,711,520

5,500	Brookline Bancorp, Inc.	52,800

48,600	Builders FirstSource, Inc. * (c)	1,488,132

1,700	Calix, Inc. *	33,065

3,100	Camden National Corp.	101,231

3,100	Carriage Services, Inc.	68,634

39,500	Cars.com, Inc. * (b)	342,860

1,500	Cathay General Bancorp	37,035

4,600	Cato Corp. (The) – Class A	36,800

13,900	CBIZ, Inc. *	338,048

3,700	Central Garden & Pet Co. *	150,553

13,000	Central Garden & Pet Co. – Class A *	483,080

2,100	Century Bancorp, Inc. – Class A	147,945

700	Cerence, Inc. *	37,240

57,429	Charles Schwab Corp. (The)	2,040,452

79,047	Cheesecake Factory, Inc. (The) (b)	2,334,258

25,200	Chevron Corp.	2,115,036

2,700	Civista Bancshares, Inc.	36,045

9,240	Clarus Corp.	116,332

2,000	CNB Financial Corp.	31,900

Shares	Description	Value ($)

	United States — continued

1,900	Community Trust Bancorp, Inc.	61,313

14,900	Computer Programs & Systems, Inc.	407,664

39,400	Comtech Telecommunications Corp.	654,040

23,200	Consolidated Communications Holdings, Inc. *	180,496

5,400	Cooper Tire & Rubber Co.	186,678

21,200	Core-Mark Holding Co., Inc.	708,504

146,100	CoreCivic, Inc. (REIT) (c)	1,360,191

68,600	CorePoint Lodging, Inc. (REIT)	389,648

68,500	Corteva, Inc.	1,955,675

7,015	CRA International, Inc.	298,208

12,400	CSG Systems International, Inc.	527,868

4,700	CTS Corp.	98,230

4,500	Curo Group Holdings Corp.	34,650

20,400	CytomX Therapeutics, Inc. *	148,920

13,400	Deluxe Corp.	380,560

44,400	Designer Brands, Inc. – Class A (b)	313,020

29,400	DHI Group, Inc. *	71,442

400	Diamond Hill Investment Group, Inc.	49,564

18,600	Dick’s Sporting Goods, Inc. (b)	1,006,632

17,100	Digi International, Inc. * (b)	232,902

14,440	Dime Community Bancshares, Inc.	186,276

43,700	Donnelley Financial Solutions, Inc. *	476,330

13,200	DSP Group, Inc. *	189,288

6,900	Ducommun, Inc. *	257,853

15,400	Ellington Financial, Inc. (REIT)	191,884

3,800	Employers Holdings, Inc.	123,804

3,300	Enanta Pharmaceuticals, Inc. * (b)	172,227

12,900	Encore Capital Group, Inc. * (b)	592,626

2,600	Encore Wire Corp.	134,186

154,300	Endo International Plc *	464,443

9,200	Ennis, Inc.	168,636

60,834	Enova International, Inc. *	1,039,045

1,900	EnPro Industries, Inc.	111,188

57,057	EOG Resources, Inc.	2,586,964

2,400	ePlus, Inc. *	184,128

1,800	Escalade, Inc.	32,634

1,900	ESSA Bancorp, Inc. (b)	24,320

4,300	Essent Group Ltd. (c)	153,510

45,500	Ethan Allen Interiors, Inc.	647,920

12,700	Evolution Petroleum Corp.	34,671

42,200	Federal Signal Corp. (c)	1,355,464

32,200	Federated Hermes, Inc.	769,902

5,550	FedNat Holding Co.	47,120

2,200	Ferro Corp. *	27,434

4,400	Financial Institutions, Inc.	75,812

2,600	First Community Bankshares, Inc.	50,024

3,535	First Financial Corp.	121,569

1,800	First Financial Northwest, Inc.	17,244

53,600	Flagstar Bancorp, Inc. (c)	1,684,112

4,700	Flushing Financial Corp.	57,011

26	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

2,600	FONAR Corp. *	65,962

8,400	FutureFuel Corp.	101,640

24,700	Garrett Motion, Inc. *	67,925

15,200	Genesco, Inc. *	296,400

19,900	Genie Energy Ltd. – Class B (b)	175,916

112,400	GEO Group, Inc. (REIT)	1,254,384

1,600	Gibraltar Industries, Inc. * (b)	99,912

9,300	Gorman-Rupp Co. (The)	297,135

200	Graham Holdings Co. – Class B	85,590

685	Great Southern Bancorp, Inc.	26,400

26,600	Greif, Inc. – Class A	980,210

34,400	Griffon Corp. (b)	747,512

28,200	Group 1 Automotive, Inc. (b) (c)	2,437,608

12,000	H&R Block, Inc. (b)	174,000

24,600	Hasbro, Inc. (b)	1,941,924

27,600	Haverty Furniture Cos, Inc.	582,912

300	Hawkins, Inc.	15,066

7,400	HealthStream, Inc. *	153,291

900	Heartland Financial USA, Inc.	30,987

7,000	Heidrick & Struggles International, Inc.	151,410

2,100	Heritage Financial Corp.	41,874

54,530	Herman Miller, Inc. (c)	1,299,450

6,300	Hibbett Sports, Inc. *	210,231

24,300	Hilltop Holdings, Inc.	500,580

23,028	Hilton Worldwide Holdings, Inc.	2,080,810

13,400	HNI Corp.	426,790

11,961	Honeywell International, Inc.	1,980,144

1,600	Hurco Cos, Inc.	45,248

10,500	Hyster-Yale Materials Handling, Inc. (b)	423,570

12,500	IDT Corp. – Class B *	81,500

12,600	Illinois Tool Works, Inc. (b)	2,489,130

5,646	Independent Bank Corp.	84,182

12,200	Information Services Group, Inc. *	25,071

5,700	Ingles Markets, Inc. – Class A	230,280

20,005	Innospec, Inc.	1,494,173

600	Inogen, Inc. *	18,138

33,600	Insight Enterprises, Inc. * (b) (c)	2,009,448

3,200	Insteel Industries, Inc.	59,008

10,300	Integer Holdings Corp. *	713,378

6,200	Inter Parfums, Inc.	276,954

8,200	Interface, Inc.	61,992

23,900	International Bancshares Corp. (c)	754,762

156,600	Investors Bancorp, Inc.	1,213,650

6,300	Johnson Outdoors, Inc. – Class A	539,973

12,700	Kelly Services, Inc. – Class A	241,173

400	Kforce, Inc.	13,736

10,100	Kimball Electronics, Inc. *	136,198

32,900	Kimball International, Inc. – Class B	368,809

14,800	Knoll, Inc.	190,476

6,700	Koppers Holdings, Inc. *	161,202

Shares	Description	Value ($)

	United States — continued

5,600	Kronos Worldwide, Inc.	69,944

27,300	La-Z-Boy, Inc.	887,250

2,300	Lakeland Financial Corp.	105,087

10,900	Lantheus Holdings, Inc. *	146,278

10,255	Laredo Petroleum, Inc. * (b)	167,669

40,684	Las Vegas Sands Corp.	2,063,086

3,000	LCNB Corp.	43,980

89,300	Liberty TripAdvisor Holdings, Inc. – Class A *	250,040

30,800	Luminex Corp.	822,052

73,400	Lyft, Inc. – Class A * (b)	2,177,778

4,800	Macatawa Bank Corp.	35,136

15,400	Marchex, Inc. – Class B *	27,566

2,022	Markel Corp. * (b)	2,197,570

15,700	Materion Corp. (c)	857,063

18,877	Matrix Service Co. *	174,423

19,700	MDC Holdings, Inc.	854,586

46,800	MDC Partners Inc – Class A *	102,492

1,600	Mercantile Bank Corp.	34,944

25,100	Meridian Bioscience, Inc. *	354,914

50,400	Meritor, Inc. * (c)	1,147,104

5,300	Methode Electronics, Inc.	150,043

39,770	Micron Technology, Inc. *	1,809,933

3,200	MicroStrategy, Inc. – Class A *	462,208

2,100	Miller Industries, Inc.	65,877

1,200	Minerals Technologies, Inc.	60,900

30,800	Modine Manufacturing Co. *	208,516

24,900	Moog, Inc. – Class A	1,501,221

25,000	Movado Group, Inc.	272,750

11,800	Mueller Industries, Inc.	350,460

2,200	National Presto Industries, Inc. (b)	197,846

5,500	Natus Medical, Inc. *	99,880

27,200	Nautilus, Inc. *	322,320

7,700	Neenah, Inc.	340,956

12,700	NETGEAR, Inc. *	423,545

179,700	Newmark Group, Inc. – Class A	796,071

6,900	NextGen Healthcare, Inc. *	91,494

942	Northrim BanCorp, Inc.	25,349

3,700	Northwest Bancshares, Inc. (b)	37,407

300	Nu Skin Enterprises, Inc. – Class A	14,181

10,500	nVent Electric Plc	200,760

15,190	ODP Corp. (The) (b)	355,142

37,900	OFG Bancorp	486,636

1,300	Old National Bancorp	18,174

7,200	Olympic Steel, Inc. (b)	79,200

8,900	OneSpan, Inc. *	191,795

7,906	Oppenheimer Holdings, Inc. – Class A	193,144

5,800	OraSure Technologies, Inc. * (b)	67,976

35,800	Owens & Minor, Inc.	593,564

2,000	Park National Corp.	179,820

4,600	Park-Ohio Holdings Corp. (b)	72,772

See accompanying notes to the financial statements.	27

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

49,900	Patterson Cos., Inc.	1,447,599

11,100	PC Connection, Inc. (b)	491,619

61,200	PDL BioPharma, Inc. *	205,020

27,300	Penn Virginia Corp. * (b)	311,766

600	Penns Woods Bancorp, Inc.	12,450

43,500	PennyMac Financial Services, Inc. (b)	2,293,320

84,600	PennyMac Mortgage Investment Trust (REIT)	1,450,044

38,900	Perdoceo Education Corp. *	558,993

3,400	Phibro Animal Health Corp. – Class A	72,964

14,500	Photronics, Inc. *	145,435

400	Preformed Line Products Co.	21,764

2,900	Premier Financial Bancorp, Inc.	37,178

20,200	Premier Financial Corp.	369,155

42,900	Prestige Consumer Healthcare, Inc. *	1,562,847

17,100	Progress Software Corp.	647,919

3,600	Protective Insurance Corp. – Class B	51,696

1,200	Providence Service Corp. (The) *	111,108

5,200	Quanex Building Products Corp.	87,412

26,200	Radian Group, Inc. (c)	404,528

42,465	Raytheon Technologies Corp.	2,590,365

27,800	Realogy Holdings Corp.	308,024

3,600	Reliance Steel & Aluminum Co.	377,532

8,400	Renewable Energy Group, Inc. *	280,812

1,800	Republic Bancorp, Inc. – Class A	55,368

61,700	Resideo Technologies, Inc. *	824,312

26,200	Resources Connection, Inc.	321,998

4,300	Retail Properties of America, Inc. – Class A (REIT)	27,133

3,665	Riverview Bancorp, Inc.	15,136

6,600	Rocky Brands, Inc.	158,928

9,900	Sally Beauty Holdings, Inc. *	110,484

79,700	Sanmina Corp. * (c)	2,255,510

12,700	Scholastic Corp.	285,750

37,700	Schweitzer-Mauduit International, Inc. (b)	1,143,441

20,500	Sciplay Corp. – Class A *	270,292

17,700	Select Medical Holdings Corp. *	355,239

3,700	Seneca Foods Corp. – Class A *	175,232

72,260	Sensata Technologies Holding Plc *	3,008,906

17,000	Shoe Carnival, Inc.	558,960

7,100	Sierra Bancorp	126,877

700	Silgan Holdings, Inc.	26,642

38,000	Sonic Automotive, Inc. – Class A (b) (c)	1,605,880

142,700	Southwestern Energy Co. * (b)	396,706

22,600	SpartanNash Co.	451,548

33,100	Spok Holdings, Inc.	358,804

4,500	Standard Motor Products, Inc.	204,480

60,400	Steelcase, Inc. – Class A	631,180

5,000	Stepan Co.	576,450

26,100	Stoneridge, Inc. *	527,220

12,900	StoneX Group, Inc. *	731,430

Shares	Description	Value ($)

	United States — continued

105,000	Summit Hotel Properties, Inc. (REIT) (b)	618,450

42,300	Sunstone Hotel Investors, Inc. (REIT) (c)	352,359

21,000	Surgalign Holdings, Inc. * (b)	46,620

3,000	Surmodics, Inc. *	135,750

30,200	Sykes Enterprises, Inc. * (b)	999,771

10,500	Systemax, Inc.	232,995

154,336	TEGNA, Inc. (c)	1,932,287

57,400	Telephone & Data Systems, Inc. (c)	1,327,662

1,900	Tennant Co.	126,293

22,200	Terex Corp.	434,454

3,800	Territorial Bancorp, Inc.	80,408

700	Timberland Bancorp, Inc.	12,243

3,900	Towne Bank/Portsmouth VA	69,147

20,900	Tredegar Corp.	353,837

15,400	TRI Pointe Group, Inc. *	259,952

24,700	Tribune Publishing Co.	280,345

6,500	TriCo Bancshares	179,985

7,900	TrustCo Bank Corp.	47,084

31,800	UFP Industries, Inc.	1,887,330

10,900	United States Cellular Corp. *	396,542

1,200	United Therapeutics Corp. *	128,352

18,200	Uniti Group, Inc. (REIT)	178,724

33,700	Universal Corp. (c)	1,462,917

1,500	Universal Electronics, Inc. *	61,620

2,600	Universal Insurance Holdings, Inc.	48,230

86,009	US Bancorp (c)	3,130,728

3,000	USANA Health Sciences, Inc. *	235,230

37,300	Valvoline, Inc.	760,920

4,200	Vanda Pharmaceuticals, Inc. *	43,218

20,000	Vectrus, Inc. *	868,200

45,800	Vera Bradley, Inc. *	241,366

11,000	Veritiv Corp. *	191,180

43,881	Verso Corp. – Class A	575,280

38,249	VF Corp.	2,514,872

3,200	Village Super Market, Inc. – Class A	81,408

17,200	Vista Outdoor, Inc. *	333,852

64,800	Waddell & Reed Financial, Inc. – Class A (b)	1,020,600

26,800	Walker & Dunlop, Inc. (c)	1,468,104

16,200	Waterstone Financial, Inc.	250,938

4,900	Weis Markets, Inc.	241,227

75,556	Wells Fargo & Co.	1,824,677

2,300	Westwood Holdings Group, Inc.	26,174

79,900	World Fuel Services Corp. (c)	2,109,360

13,700	Worthington Industries, Inc.	568,961

120,004	Xenia Hotels & Resorts, Inc. (REIT)	1,077,636

23,700	Xperi Holding Corp.	296,961

20,400	Zumiez, Inc. *	523,872

	Total United States	165,695,188

28	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Vietnam — 0.0%

71,230	Kinh Bac City Development Share Holding Corp	42,055

13,660	PetroVietnam Gas JSC	43,541

142,000	PetroVietnam Technical Services Corp	77,025

20,810	Vinh Hoan Corp *	34,132

	Total Vietnam	196,753

	TOTAL COMMON STOCKS (COST $1,391,242,925)	1,402,153,042

	PREFERRED STOCKS (f) — 1.6%

	Brazil — 0.4%

34,800	Banco do Estado do Rio Grande do Sul SA – Class B	83,340

303,421	Bradespar SA	2,436,340

96,700	Cia de Saneamento do Parana	93,373

248,000	Cia Paranaense de Energia – Class B	2,796,649

17,100	Lojas Americanas SA	100,724

410,100	Telefonica Brasil SA	3,581,123

	Total Brazil	9,091,549

	Colombia — 0.0%

2,263	Banco Davivienda SA	17,530

392,888	Grupo Aval Acciones y Valores SA	98,196

	Total Colombia	115,726

	Germany — 0.2%

8,524	Draegerwerk AG & Co KGaA *	722,797

25,278	Henkel AG & Co KGaA	2,584,388

27,707	Schaeffler AG	185,783

2,328	Sixt SE	131,056

1,897	Villeroy & Boch AG	25,959

	Total Germany	3,649,983

	Russia — 0.4%

45,281	Bashneft PJSC	820,075

56,000	Nizhnekamskneftekhim PJSC	60,499

13,266,500	Surgutneftegas PJSC	6,649,870

34	Transneft PJSC	63,242

	Total Russia	7,593,686

	South Korea — 0.6%

22,409	LG Electronics Inc	609,899

279,444	Samsung Electronics Co Ltd	11,162,811

1,245	Samsung Electronics Co Ltd GDR (Registered)	1,280,971

	Total South Korea	13,053,681

Shares / Par Value†	Description	Value ($)

	Taiwan — 0.0%

20,463	CTBC Financial Holding Co Ltd	45,589

	TOTAL PREFERRED STOCKS (COST $32,639,315)	33,550,214

	RIGHTS/WARRANTS — 0.0%

	Italy — 0.0%

4,109	Ascopiave SPA, Expires 09/30/20 *	—

	TOTAL RIGHTS/WARRANTS (COST $—)	—

	INVESTMENT FUNDS — 0.2%

	United States — 0.2%

91,106	iShares Core MSCI Emerging Markets ETF	4,855,950

	TOTAL INVESTMENT FUNDS (COST $4,820,646)	4,855,950

	DEBT OBLIGATIONS — 11.5%

	United States — 11.5%

	Asset-Backed Securities — 0.2%

47,203	AMMC CLO XIII Ltd., Series 13-13A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 1.21%, due 07/24/29	47,220

138,247	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.99%, due 07/26/31	138,237

127,847	Avery Point IV CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 1.34%, due 04/25/26	127,753

57,430	Babson CLO Ltd., Series 14-IA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 1.42%, due 07/20/25	57,416

43,400	Barings CLO Ltd., Series 18-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 0.88%, due 04/15/30	43,400

347,341	Bayview Commercial Asset Trust, Series 07-5A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.18%, due 10/25/37	345,875

109,416	Bayview Commercial Mortgage Pass-Through Trust, Series 06-SP1, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.86%, 1.03%, due 04/25/36	109,390

186,930	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 0.98%, due 07/15/31	186,930

41,306	Catamaran CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 0.86%, due 04/22/30	41,304

2,571,735	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35	3

See accompanying notes to the financial statements.	29

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

23,858	CVP Cascade CLO-1 Ltd., Series 13-CLO1, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 1.42%, due 01/16/26	23,841

356,667	Elevation CLO Ltd, Series 16-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 1.04%, due 10/25/31	354,217

157,216	Galaxy XXVII CLO Ltd., Series 18-27A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 0.88%, due 05/16/31	156,414

404,297	KeyCorp Student Loan Trust, Series 00-B, Class A2, Variable Rate, 3 mo. LIBOR + 0.31%, 0.55%, due 07/25/29	398,581

170,373	LCM XVIII LP, Series 18A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 0.87%, due 04/20/31	169,677

88,047	LCM XXV Ltd., Series 25,A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 1.22%, due 07/20/30	87,896

585,204	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class 1A3, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 0.45%, due 06/25/37	573,185

299,460	Madison Park Funding XIII Ltd., Series 14-13A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 0.87%, due 04/19/30	298,357

123,918	Mountain View CLO LLC, Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 0.92%, due 01/16/31	123,533

134,698	Silvermore CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 1.45%, due 05/15/26	134,322

347,200	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 1.02%, due 04/17/28	347,149

286,423	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 1.02%, due 01/17/30	284,524

124,661	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 1.43%, due 05/25/47	124,007

72,219	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFX, 144A, Variable Rate, 3.00%, due 05/25/47	72,032

	Total Asset-Backed Securities	4,245,263

	U.S. Government — 11.3%

49,000,000	U.S. Treasury Note, 1.50%, due 10/31/21 (c)	49,767,539

35,000,000	U.S. Treasury Note, 1.63%, due 12/31/21 (c)	35,684,961

25,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.15%, 0.26%, due 01/31/22 (c)	25,041,563

23,000,000	U.S. Treasury Note, 1.38%, due 01/31/22 (c)	23,397,109

46,000,000	U.S. Treasury Note, 0.38%, due 03/31/22	46,165,312

7,000,000	U.S. Treasury Note, 1.88%, due 04/30/22	7,200,977

Par Value† / Shares	Description	Value ($)

	U.S. Government — continued

50,000,000	U.S. Treasury Note, 1.88%, due 05/31/22	51,511,719

	Total U.S. Government	238,769,180

	Total United States	243,014,443

	TOTAL DEBT OBLIGATIONS (COST $244,255,289)	243,014,443

	MUTUAL FUNDS — 24.6%

	United States — 24.6%

	Affiliated Issuers — 24.6%

3,230,994	GMO Emerging Country Debt Fund, Class IV	86,719,873

4,932,332	GMO Emerging Markets Fund, Class VI	157,538,690

5,213,891	GMO Opportunistic Income Fund, Class VI	134,987,648

1,626,141	GMO SGM Major Markets Fund, Class VI	53,987,889

2,549,292	GMO Special Opportunities Fund, Class VI	83,769,728

1,073,280	GMO U.S. Treasury Fund (g)	5,409,331

	TOTAL MUTUAL FUNDS (COST $479,120,269)	522,413,159

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%

8,990,300	State Street Institutional Treasury Money Market Fund-Premier Class, 0.03% (h)	8,990,300

	TOTAL SHORT-TERM INVESTMENTS (COST $8,990,300)	8,990,300

	TOTAL INVESTMENTS — 104.3% (Cost $2,161,068,744)	2,214,977,108

	SECURITIES SOLD SHORT — (1.4)%

	Common Stocks — (1.4)%

	Austria — (0.1)%

(10,387)	IMMOFINANZ AG *	(171,757)

(5,987)	OMV AG *	(193,802)

(1,601)	Schoeller-Bleckmann Oilfield Equipment AG	(47,771)

(58,852)	voestalpine AG	(1,462,421)

	Total Austria	(1,875,751)

	Brazil — (0.2)%

(77,700)	Pagseguro Digital Ltd – Class A *	(3,274,278)

(3,600)	StoneCo Ltd – Class A *	(183,600)

	Total Brazil	(3,457,878)

	Canada — (0.0)%

(70,400)	AltaGas Ltd	(910,529)

30	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Denmark — (0.2)%

(258)	AP Moller – Maersk A/S – Class A	(366,457)

(948)	AP Moller – Maersk A/S – Class B	(1,452,583)

(12,698)	Chr Hansen Holding A/S	(1,457,445)

(8,999)	Jyske Bank A/S (Registered) *	(268,115)

(3,978)	Tryg A/S	(122,072)

	Total Denmark	(3,666,672)

	Finland — (0.0)%

(18,121)	Nokian Renkaat Oyj	(505,329)

	France — (0.0)%

(13,273)	ArcelorMittal SA *	(167,196)

(18,103)	Electricite de France SA	(190,428)

	Total France	(357,624)

	Germany — (0.2)%

(320,640)	Deutsche Bank AG (Registered) *	(3,074,456)

(58,681)	thyssenkrupp AG *	(422,662)

	Total Germany	(3,497,118)

	Israel — (0.1)%

(6,600)	Wix.com Ltd *	(1,944,558)

	Japan — (0.4)%

(13,100)	Coca-Cola Bottlers Japan Holdings Inc	(218,055)

(118)	Daiwa House REIT Investment Corp	(308,302)

(2,000)	Hitachi Metals Ltd	(29,947)

(8,500)	IHI Corp	(125,793)

(24,400)	Japan Lifeline Co Ltd	(324,767)

(10)	Japan Prime Realty Investment Corp (REIT)	(30,196)

(54)	Japan Real Estate Investment Corp	(302,394)

(96)	Japan Retail Fund Investment Corp (REIT)	(144,481)

(101,400)	JGC Holding Corp	(1,117,262)

(1,800)	JINS Holdings Inc	(124,197)

(12,800)	Kansai Paint Co Ltd	(304,501)

(10,900)	Keikyu Corp	(162,684)

(11,100)	Kobe Steel Ltd *	(42,538)

(46,400)	Kyushu Electric Power Co Inc	(411,460)

(2,900)	Maruichi Steel Tube Ltd	(77,750)

(9,600)	Mitsubishi Materials Corp	(201,382)

(70,600)	Mitsui OSK Lines Ltd	(1,304,442)

(36)	Nippon Building Fund Inc (REIT)	(216,778)

(87,600)	Nippon Yusen KK	(1,368,141)

(124)	Nomura Real Estate Master Fund Inc (REIT)	(158,938)

(205,600)	Orient Corp	(226,931)

(64)	Orix JREIT Inc (REIT)	(95,081)

(3,300)	PeptiDream Inc *	(133,981)

(1,000)	Sumitomo Metal Mining Co Ltd	(30,505)

(34)	United Urban Investment Corp (REIT)	(37,789)

Shares	Description	Value ($)

	Japan — continued

(7,000)	Yamato Holdings Co Ltd	(183,091)

(4,400)	Yaskawa Electric Corp	(158,005)

	Total Japan	(7,839,391)

	Netherlands — (0.0)%

(948)	Just Eat Takeaway *	(105,871)

	Norway — (0.0)%

(2,622)	Aker BP ASA	(52,157)

	Singapore — (0.0)%

(134,600)	Singapore Post Ltd	(69,156)

	Spain — (0.1)%

(18,775)	Cellnex Telecom SA	(1,206,183)

	Sweden — (0.1)%

(44,762)	Lundin Energy AB	(1,095,578)

(6,233)	Tele2 AB – B Shares	(88,472)

	Total Sweden	(1,184,050)

	Switzerland — (0.0)%

(1,548)	Dufry AG (Registered) *	(46,875)

	United Kingdom — (0.1)%

(304,469)	G4S Plc	(586,896)

(4,748)	GVC Holdings Plc *	(50,200)

(314,738)	Melrose Industries Plc	(419,945)

(33,899)	Rolls-Royce Holdings Plc	(107,042)

(23,497)	Weir Group Plc (The)	(400,937)

	Total United Kingdom	(1,565,020)

	United States — (0.1)%

(10,388)	Digital Realty Trust, Inc. (REIT)	(1,616,892)

	TOTAL COMMON STOCKS (PROCEEDS $27,065,974)	(29,901,054)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $27,065,974)	(29,901,054)

	Other Assets and Liabilities (net) — (2.9%)	(61,155,433)

	TOTAL NET ASSETS — 100.0%	$2,123,920,621

See accompanying notes to the financial statements.	31

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

A summary of outstanding financial instruments at August 31, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
09/21/2020	CITI	AUD	33,756,200	USD	23,574,993	(1,323,630)
10/06/2020	JPM	AUD	7,030,000	USD	5,079,657	(105,929)
10/06/2020	MSCI	AUD	11,600,000	USD	8,263,167	(293,417)
10/19/2020	MSCI	AUD	33,756,200	USD	24,160,413	(740,104)
09/03/2020	JPM	CAD	1,597,956	USD	1,180,000	(45,105)
09/03/2020	MSCI	CAD	2,910,968	USD	2,140,000	(91,753)
10/14/2020	MSCI	CHF	12,124,537	USD	13,293,428	(136,138)
09/01/2020	DB	CLP	76,626,000	USD	98,249	(307)
09/01/2020	JPM	CLP	2,197,473,000	USD	2,732,884	(93,485)
09/01/2020	MSCI	CLP	926,661,000	USD	1,181,209	(10,654)
11/02/2020	JPM	CLP	168,163,000	USD	214,877	(1,482)
11/03/2020	JPM	COP	6,740,805,000	USD	1,793,793	(884)
09/03/2020	MSCI	EUR	1,580,000	USD	1,789,101	(96,431)
09/21/2020	CITI	EUR	43,517,733	USD	49,685,723	(2,268,097)
09/21/2020	DB	EUR	87,035,467	USD	99,458,040	(4,449,601)
10/19/2020	DB	EUR	40,234,766	USD	47,627,985	(435,755)
10/19/2020	SSB	EUR	80,469,534	USD	95,243,491	(883,991)
09/21/2020	CITI	GBP	17,768,050	USD	22,320,720	(1,433,928)
09/21/2020	DB	GBP	17,768,050	USD	22,337,282	(1,417,366)
10/14/2020	JPM	GBP	3,870,000	USD	5,068,388	(106,235)
10/19/2020	BCLY	GBP	16,857,750	USD	22,130,738	(410,397)
10/19/2020	MSCI	GBP	16,857,750	USD	22,129,548	(411,587)
09/21/2020	CITI	HKD	142,439,600	USD	18,367,631	(8,355)
10/19/2020	CITI	HKD	142,439,600	USD	18,376,242	3,861
10/14/2020	BOA	HUF	94,887,520	USD	320,000	1,603
10/14/2020	MSCI	HUF	425,637,358	USD	1,357,782	(70,454)
10/26/2020	BCLY	INR	50,672,910	USD	672,429	(14,855)
09/09/2020	JPM	JPY	262,062,266	USD	2,450,000	(24,440)
09/09/2020	MSCI	JPY	189,700,817	USD	1,800,000	8,810
09/23/2020	DB	JPY	2,956,124,300	USD	27,935,893	17,752
09/23/2020	MSCI	JPY	8,120,895,100	USD	75,854,876	(840,244)
10/19/2020	BOA	JPY	1,206,413,800	USD	11,360,681	(36,669)
10/19/2020	DB	JPY	1,568,745,500	USD	14,796,897	(23,509)
10/19/2020	MSCI	JPY	6,527,499,600	USD	61,263,091	(404,143)
09/29/2020	BCLY	KRW	944,752,500	USD	790,000	(5,505)
09/29/2020	CITI	KRW	359,085,000	USD	300,000	(2,358)
09/29/2020	JPM	KRW	429,508,800	USD	360,000	(1,657)
09/29/2020	MSCI	KRW	1,286,451,400	USD	1,080,000	(3,224)
09/04/2020	JPM	NOK	30,102,941	USD	3,344,407	(101,623)
10/20/2020	JPM	NOK	10,571,436	USD	1,200,000	(10,491)
10/05/2020	JPM	NZD	1,860,000	USD	1,224,007	(28,827)
11/03/2020	MSCI	PEN	1,548,470	USD	440,670	3,796
09/01/2020	BCLY	PHP	10,505,670	USD	210,000	(6,679)
09/01/2020	CITI	PHP	6,042,600	USD	120,000	(4,628)
09/01/2020	JPM	PHP	13,731,930	USD	270,000	(13,220)
09/01/2020	MSCI	PHP	30,280,200	USD	624,373	(155)
10/01/2020	MSCI	PHP	19,520,850	USD	401,226	(934)
09/15/2020	JPM	PLN	7,188,388	USD	1,827,456	(124,524)
10/15/2020	BCLY	RUB	131,949,000	USD	1,839,018	70,100
10/05/2020	BCLY	SEK	7,758,427	USD	890,000	(7,298)
10/19/2020	BCLY	SGD	368,301	USD	270,000	(708)
10/19/2020	MSCI	SGD	369,268	USD	270,000	(1,419)
10/15/2020	BCLY	THB	36,373,933	USD	1,150,000	(18,550)
10/15/2020	BOA	THB	8,511,723	USD	270,000	(3,448)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
09/17/2020	JPM	TRY	4,179,301	USD	557,984	(8,819)
10/06/2020	BCLY	TWD	16,323,580	USD	560,000	3,153
10/06/2020	JPM	TWD	9,047,660	USD	310,000	1,357
09/21/2020	BNYM	USD	6,426,413	AUD	8,969,700	189,650
10/19/2020	BOA	USD	2,719,325	AUD	3,691,700	3,886
11/04/2020	MSCI	USD	1,244,066	BRL	6,393,377	(79,294)
09/03/2020	GS	USD	950,000	CAD	1,269,540	23,319
09/03/2020	JPM	USD	10,540,000	CAD	14,098,239	268,703
09/03/2020	MSCI	USD	4,666,147	CAD	6,368,476	216,375
10/14/2020	JPM	USD	1,300,000	CHF	1,179,354	6,295
09/01/2020	DB	USD	100,000	CLP	76,626,000	(1,444)
09/01/2020	JPM	USD	2,809,808	CLP	2,197,473,000	16,560
09/01/2020	MSCI	USD	1,196,939	CLP	926,661,000	(5,076)
10/19/2020	BOA	USD	510,000	CZK	11,236,398	608
09/03/2020	DB	USD	1,773,580	EUR	1,580,000	111,952
09/21/2020	BNYM	USD	19,084,721	EUR	16,082,300	115,198
09/21/2020	DB	USD	3,851,052	EUR	3,220,000	(6,842)
10/19/2020	BNYM	USD	10,122,589	EUR	8,566,400	110,681
10/27/2020	BOA	USD	840,448	EUR	720,000	19,795
10/27/2020	JPM	USD	4,882,125	EUR	4,140,000	64,269
10/27/2020	MSCI	USD	1,827,355	EUR	1,530,000	660
09/21/2020	SSB	USD	3,490,647	GBP	2,645,600	46,336
10/14/2020	JPM	USD	2,994,158	GBP	2,270,000	41,086
10/19/2020	SSB	USD	4,187,502	GBP	3,202,900	95,216
09/21/2020	BNYM	USD	7,982,137	HKD	61,863,200	(1,230)
10/19/2020	JPM	USD	1,927,875	HKD	14,945,800	(111)
10/14/2020	BCLY	USD	200,000	HUF	58,240,200	(4,574)
10/14/2020	CITI	USD	500,000	HUF	146,641,570	(7,941)
10/14/2020	MSCI	USD	160,000	HUF	46,753,536	(3,117)
09/21/2020	JPM	USD	712,570	IDR	10,558,151,000	10,508
09/21/2020	MSCI	USD	250,000	IDR	3,700,550,000	3,433
10/30/2020	JPM	USD	1,216,370	ILS	4,097,889	6,257
10/26/2020	BCLY	USD	340,000	INR	25,612,540	7,386
10/26/2020	JPM	USD	480,000	INR	36,065,760	9,165
09/09/2020	GS	USD	1,170,000	JPY	124,220,772	2,915
09/09/2020	JPM	USD	11,995,526	JPY	1,313,577,221	407,512
09/23/2020	BOA	USD	3,948,455	JPY	418,298,900	2,031
09/23/2020	DB	USD	8,105,120	JPY	858,502,100	2,721
10/19/2020	DB	USD	4,612,177	JPY	488,461,400	2,463
09/29/2020	MSCI	USD	1,016,954	KRW	1,222,155,000	12,131
10/21/2020	JPM	USD	295,288	MXN	6,570,420	3,193
09/04/2020	JPM	USD	3,311,422	NOK	30,102,941	134,608
10/05/2020	BCLY	USD	79,958	NZD	120,000	871
10/05/2020	JPM	USD	3,871,468	NZD	5,880,000	89,107
09/01/2020	BCLY	USD	216,625	PHP	10,505,670	54
09/01/2020	CITI	USD	124,597	PHP	6,042,600	31
09/01/2020	JPM	USD	283,150	PHP	13,731,930	70
09/01/2020	MSCI	USD	612,710	PHP	30,280,200	11,817
09/15/2020	BOA	USD	810,000	PLN	3,025,246	11,494
09/15/2020	CITI	USD	1,836,321	PLN	7,038,941	75,076
09/15/2020	DB	USD	1,010,000	PLN	3,758,926	10,721
09/15/2020	JPM	USD	23,679	PLN	90,265	832
09/30/2020	BCLY	USD	360,000	RON	1,477,217	3,724
09/30/2020	CITI	USD	150,000	RON	614,084	1,201

32	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
10/15/2020	BCLY	USD	710,000	RUB	52,887,516	(986)
10/15/2020	CITI	USD	230,000	RUB	16,886,347	(3,620)
10/05/2020	JPM	USD	12,302,009	SEK	107,052,084	79,065
10/15/2020	BCLY	USD	330,000	THB	10,281,942	318
10/15/2020	JPM	USD	177,176	THB	5,559,246	1,421
10/06/2020	JPM	USD	360,000	TWD	10,532,160	(716)
10/06/2020	MSCI	USD	1,230,020	TWD	35,750,530	(10,460)
10/30/2020	JPM	USD	1,766,656	ZAR	29,439,735	(40,588)

						$(14,357,865)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
66	Mini MSCI Emerging Markets	September 2020	3,631,320	432,102
Sales
1,490	E-mini Russell 2000 Index	September 2020	116,316,850	(12,597,775)
6,748	Euro STOXX 50	September 2020	263,297,146	(5,046,658)
1,055	FTSE 100 Index	September 2020	83,615,882	3,525,775
164	Hang Seng Index	September 2020	26,471,017	371,253
1,776	S&P 500 E-Mini	September 2020	310,702,320	(36,850,581)
76	SGX Nifty 50	September 2020	1,727,236	15,097
363	SPI 200	September 2020	40,193,562	(1,353,186)
1,141	TOPIX Index	September 2020	173,810,503	913,553

			$1,016,134,516	$(51,022,522)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Reverse Repurchase Agreements

Average balance outstanding	$(20,500,000)

Average interest rate (net)	(0.65)%

Maximum balance outstanding	$(20,500,000)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements at the end of the period.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month AUD BBSW	0.19%	AUD	16,456,000	09/16/2022	Quarterly	1,969	7,699	5,730
(0.68)%	6 Month CHF LIBOR	CHF	21,771,000	09/16/2022	Semiannually	—	17,843	17,843
6 Month CHF LIBOR	(0.63)%	CHF	3,960,000	09/16/2022	Semiannually	283	742	459
6 Month CHF LIBOR	(0.65)%	CHF	2,940,000	09/16/2022	Semiannually	—	(600)	(600)
3 Month NZD Bank Bill Rate	0.09%	NZD	6,820,000	09/16/2022	Quarterly	—	1,972	1,972
0.21%	3 Month NZD Bank Bill Rate	NZD	19,967,000	09/16/2022	Quarterly	—	(38,714)	(38,714)
0.19%	3 Month NZD Bank Bill Rate	NZD	10,310,000	09/16/2022	Quarterly	—	(16,172)	(16,172)
(0.04)%	3 Month SEK STIBOR	SEK	179,420,000	09/16/2022	Quarterly	—	6,111	6,111
(0.03)%	3 Month SEK STIBOR	SEK	180,400,000	09/16/2022	Quarterly	—	2,386	2,386
(0.03)%	3 Month SEK STIBOR	SEK	364,650,000	09/16/2022	Quarterly	3,115	4,400	1,285

See accompanying notes to the financial statements.	33

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month SEK STIBOR	0.02%	SEK	88,700,000	09/16/2022	Quarterly	—	7,247	7,247
(0.02)%	3 Month SEK STIBOR	SEK	52,200,000	09/16/2022	Quarterly	—	(639)	(639)
0.56%	3 Month CAD LIBOR	CAD	37,811,000	09/19/2022	Semiannually	3,717	(6,922)	(10,639)
6 Month EURIBOR	(0.44)%	EUR	2,800,000	09/21/2022	Semiannually	(360)	(533)	(173)
6 Month GBP LIBOR	0.10%	GBP	27,690,000	09/21/2022	Semiannually	(3,651)	(5,258)	(1,607)
6 Month GBP LIBOR	0.10%	GBP	34,633,000	09/21/2022	Semiannually	3,928	(10,305)	(14,233)
0.12%	6 Month GBP LIBOR	GBP	6,680,000	09/21/2022	Semiannually	(296)	(1,609)	(1,313)
3 Month USD LIBOR	0.21%	USD	51,335,000	09/21/2022	Quarterly	4,792	(3,457)	(8,249)
0.84%	6 Month AUD BBSW	AUD	7,370,000	09/16/2030	Semiannually	(14,898)	34,234	49,132
0.82%	6 Month AUD BBSW	AUD	3,403,000	09/16/2030	Semiannually	(5,421)	19,597	25,018
6 Month AUD BBSW	0.90%	AUD	2,830,000	09/16/2030	Semiannually	—	682	682
6 Month AUD BBSW	0.83%	AUD	10,140,000	09/16/2030	Semiannually	(3,563)	(50,743)	(47,180)
6 Month AUD BBSW	0.83%	AUD	6,470,000	09/16/2030	Semiannually	1,799	(33,307)	(35,106)
6 Month AUD BBSW	0.81%	AUD	4,710,000	09/16/2030	Semiannually	—	(31,861)	(31,861)
3 Month CAD LIBOR	1.14%	CAD	23,250,000	09/16/2030	Semiannually	2,660	41,704	39,044
0.93%	3 Month CAD LIBOR	CAD	4,190,000	09/16/2030	Semiannually	—	59,049	59,049
3 Month CAD LIBOR	1.07%	CAD	5,510,000	09/16/2030	Semiannually	(1,915)	(17,113)	(15,198)
3 Month CAD LIBOR	1.06%	CAD	3,260,000	09/16/2030	Semiannually	—	(13,513)	(13,513)
3 Month CAD LIBOR	0.98%	CAD	6,582,000	09/16/2030	Semiannually	(3,085)	(68,817)	(65,732)
3 Month CAD LIBOR	1.00%	CAD	18,140,000	09/16/2030	Semiannually	51,399	(155,993)	(207,392)
3 Month CAD LIBOR	1.08%	CAD	1,290,000	09/16/2030	Semiannually	—	(3,336)	(3,336)
6 Month CHF LIBOR	(0.19)%	CHF	8,770,000	09/16/2030	Semiannually	—	30,054	30,054
6 Month CHF LIBOR	(0.21)%	CHF	19,080,000	09/16/2030	Semiannually	(4,665)	28,574	33,239
(0.32)%	6 Month CHF LIBOR	CHF	580,000	09/16/2030	Semiannually	—	6,471	6,471
(0.25)%	6 Month CHF LIBOR	CHF	790,000	09/16/2030	Semiannually	163	1,865	1,702
(0.19)%	6 Month CHF LIBOR	CHF	1,750,000	09/16/2030	Semiannually	—	(7,784)	(7,784)
6 Month CHF LIBOR	(0.33)%	CHF	4,305,000	09/16/2030	Semiannually	—	(49,249)	(49,249)
3 Month NZD Bank Bill Rate	0.71%	NZD	4,100,000	09/16/2030	Quarterly	—	24,885	24,885
3 Month NZD Bank Bill Rate	0.64%	NZD	2,120,000	09/16/2030	Quarterly	—	3,488	3,488
0.52%	3 Month NZD Bank Bill Rate	NZD	10,280,000	09/16/2030	Quarterly	22,678	67,206	44,528
0.61%	3 Month NZD Bank Bill Rate	NZD	1,390,000	09/16/2030	Quarterly	—	857	857
0.59%	3 Month NZD Bank Bill Rate	NZD	4,670,000	09/16/2030	Quarterly	(943)	9,404	10,347
3 Month NZD Bank Bill Rate	0.74%	NZD	3,590,000	09/16/2030	Quarterly	32,499	29,791	(2,708)
0.64%	3 Month NZD Bank Bill Rate	NZD	3,190,000	09/16/2030	Quarterly	—	(5,249)	(5,249)
3 Month SEK STIBOR	0.49%	SEK	93,360,000	09/16/2030	Quarterly	—	89,189	89,189
3 Month SEK STIBOR	0.51%	SEK	92,870,000	09/16/2030	Quarterly	(8,078)	108,943	117,021
0.34%	3 Month SEK STIBOR	SEK	21,000,000	09/16/2030	Quarterly	(1,375)	16,761	18,136
0.32%	3 Month SEK STIBOR	SEK	18,000,000	09/16/2030	Quarterly	—	18,080	18,080
0.36%	3 Month SEK STIBOR	SEK	17,600,000	09/16/2030	Quarterly	1,997	9,610	7,613
3 Month SEK STIBOR	0.32%	SEK	10,000,000	09/16/2030	Quarterly	—	(10,045)	(10,045)
3 Month SEK STIBOR	0.28%	SEK	36,240,000	09/16/2030	Quarterly	—	(54,676)	(54,676)
3 Month SEK STIBOR	0.28%	SEK	36,370,000	09/16/2030	Quarterly	—	(52,580)	(52,580)
3 Month SEK STIBOR	0.29%	SEK	73,760,000	09/16/2030	Quarterly	—	(101,984)	(101,984)
3 Month SEK STIBOR	0.37%	SEK	10,600,000	09/16/2030	Quarterly	—	(5,180)	(5,180)
(0.19)%	6 Month EURIBOR	EUR	10,370,000	09/18/2030	Semiannually	6,050	65,065	59,015
(0.20)%	6 Month EURIBOR	EUR	35,860,000	09/18/2030	Semiannually	31,524	282,120	250,596
(0.20)%	6 Month EURIBOR	EUR	560,000	09/18/2030	Semiannually	(155)	4,063	4,218
6 Month EURIBOR	(0.25)%	EUR	920,000	09/18/2030	Semiannually	—	(12,649)	(12,649)
0.32%	6 Month GBP LIBOR	GBP	9,390,000	09/18/2030	Semiannually	7,568	176,323	168,755
0.32%	6 Month GBP LIBOR	GBP	3,240,000	09/18/2030	Semiannually	—	61,917	61,917
0.30%	6 Month GBP LIBOR	GBP	9,910,000	09/18/2030	Semiannually	22,386	216,410	194,024
6 Month GBP LIBOR	0.31%	GBP	1,420,000	09/18/2030	Semiannually	—	(29,498)	(29,498)

34	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
6 Month GBP LIBOR	0.28%	GBP	890,000	09/18/2030	Semiannually	—	(22,277)	(22,277)
6 Month GBP LIBOR	0.30%	GBP	1,640,000	09/18/2030	Semiannually	—	(34,832)	(34,832)
6 Month GBP LIBOR	0.41%	GBP	2,250,000	09/18/2030	Semiannually	(5,889)	(17,555)	(11,666)
6 Month GBP LIBOR	0.45%	GBP	1,360,000	09/18/2030	Semiannually	582	(2,560)	(3,142)
0.60%	3 Month USD LIBOR	USD	9,340,000	09/18/2030	Quarterly	(14,856)	99,186	114,042
0.61%	3 Month USD LIBOR	USD	21,660,000	09/18/2030	Quarterly	(58,779)	208,665	267,444
0.70%	3 Month USD LIBOR	USD	1,190,000	09/18/2030	Quarterly	(37)	905	942
3 Month USD LIBOR	0.53%	USD	1,060,000	09/18/2030	Quarterly	—	(18,728)	(18,728)
3 Month USD LIBOR	0.63%	USD	3,040,000	09/18/2030	Quarterly	—	(23,892)	(23,892)
3 Month USD LIBOR	0.68%	USD	1,240,000	09/18/2030	Quarterly	35	(2,839)	(2,874)

						$71,178	$853,029	$781,851

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on CSI 500 Index + (1 Month USD LIBOR minus 9.25%)	Appreciation on Total Return on CSI 500 Index	GS	USD	2,224,840	12/07/2020	Monthly	—	39,629	39,629
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	3,823,828	06/18/2022	Monthly	—	146,710	146,710
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	922,198	06/18/2022	Monthly	—	32,228	32,228
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	3,952,372	06/18/2022	Monthly	—	473,610	473,610
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	3,829,515	06/18/2022	Monthly	—	(117,027)	(117,027)
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1,294,720	06/18/2022	Monthly	—	334	334
Total Return on Equity Basket (i)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	241,337	06/18/2022	Monthly	—	(8,892)	(8,892)

							$—	$566,592	$566,592

As of August 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)	All or a portion of this security is out on loan (Note 2).

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	Investment valued using significant unobservable inputs (Note 2).
(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).

(h)	The rate disclosed is the 7 day net yield as of August 31, 2020.

(i)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 95.

See accompanying notes to the financial statements.	35

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	62.2%
Debt Obligations	25.4
Short-Term Investments	10.3
Investment Funds	3.2
Preferred Stocks	1.1
Swap Contracts	0.2
Loan Participations	0.0	^
Loan Assignments	0.0	^
Rights/Warrants	0.0	^
Purchased Options	0.0	^
Forward Currency Contracts	0.0	^
Written/Credit Linked Options	(0.0	)^
Futures Contracts	(0.0	)^
Securities Sold Short	(0.4)
Other	(2.2)
	0.2

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	13.2%
Other Emerging	4.3	†
Canada	4.1
Other Developed	(0.1	)‡
Euro Region	(6.9	)#

	14.6%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	18.5%
China	7.6
Japan	4.7
United Kingdom	4.6
Other Developed	4.5	‡
Other Emerging	4.4	†
Taiwan	3.8
Russia	3.5
France	2.1
Netherlands	1.6
Spain	1.5
Switzerland	1.5
Germany	1.4
Singapore	1.1
Italy	1.1

	61.9%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

36

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares / Par Value†	Description	Value ($)

	MUTUAL FUNDS — 99.0%

	Affiliated Issuers — 99.0%

6,811,523	GMO Alternative Allocation Fund, Class VI	132,075,424

3,608,719	GMO Asset Allocation Bond Fund, Class VI	87,367,080

1,943,000	GMO Cyclical Focus Fund, Class IV	46,243,400

1,889,356	GMO Emerging Country Debt Fund, Class IV	50,710,320

8,209,716	GMO Emerging Markets Fund, Class VI	262,218,315

13,974,183	GMO International Equity Fund, Class IV	291,361,710

8,348,284	GMO Multi-Sector Fixed Income Fund (formerly GMO Core Plus Bond Fund), Class IV	185,582,357

1,033,309	GMO Opportunistic Income Fund, Class VI	26,752,377

1,052,044	GMO Quality Fund, Class VI	27,058,563

583,999	GMO Risk Premium Fund, Class VI	14,909,489

8,552,430	GMO U.S. Equity Fund, Class VI	107,247,474

4,419,060	GMO U.S. Small Cap Value Fund, Class VI	79,189,550

953,705	GMO U.S. Treasury Fund	4,806,673

	TOTAL MUTUAL FUNDS (COST $1,338,720,305)	1,315,522,732

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%

22,036	ACE Securities Corp Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + 0.28%, 0.46%, due 02/25/36	7,032

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

11,754	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 0.68%, due 10/25/34	10,994

12,123	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 0.42%, due 02/26/34	10,330

	TOTAL DEBT OBLIGATIONS (COST $30,943)	28,356

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

3,380,783	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (a)	3,380,783

	TOTAL SHORT-TERM INVESTMENTS (COST $3,380,783)	3,380,783

	TOTAL INVESTMENTS — 99.3% (Cost $1,342,132,031)	1,318,931,871

	Other Assets and Liabilities (net) — 0.7%	9,263,280

	TOTAL NET ASSETS — 100.0%	$1,328,195,151

A summary of outstanding financial instruments at August 31, 2020 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
922	MSCI EAFE	September 2020	$87,594,610	$(5,672,502)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

As of August 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 95.

See accompanying notes to the financial statements.	37

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.1%
Short-Term Investments	1.4
Preferred Stocks	0.7
Investment Funds	0.2
Debt Obligations	0.1
Futures Contracts	0.1
Swap Contracts	0.0	^
Rights/Warrants	0.0	^
Other	0.4

	100.0%

Country/Region Summary¤	% of Investments
United States	38.7%
Japan	10.0
United Kingdom	9.5
France	4.5
China	4.0
Netherlands	3.6
Switzerland	3.6
Germany	3.2
Spain	3.2
Other Emerging	2.6	†
Taiwan	2.2
Australia	2.0
Italy	2.0
Singapore	2.0
Sweden	1.8
Russia	1.8
Portugal	1.5
Other Developed	1.5	‡
Norway	1.2
Hong Kong	1.1

	100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

38

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

155,500	GMO Cyclical Focus Fund, Class IV	3,700,900

223,745	GMO Emerging Markets Fund, Class VI	7,146,414

1,660,918	GMO International Equity Fund, Class IV	34,630,140

354,053	GMO Quality Fund, Class VI	9,106,250

874,622	GMO U.S. Equity Fund, Class VI	10,967,757

442,064	GMO U.S. Small Cap Value Fund, Class VI	7,921,790

	TOTAL MUTUAL FUNDS (COST $69,181,971)	73,473,251

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

53,605	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (a)	53,605

	TOTAL SHORT-TERM INVESTMENTS (COST $53,605)	53,605

	TOTAL INVESTMENTS — 100.0% (Cost $69,235,576)	73,526,856

	Other Assets and Liabilities (net) — (0.0%)	(33,198)

	TOTAL NET ASSETS — 100.0%	$73,493,658

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 95.

See accompanying notes to the financial statements.	39

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	95.7%
Preferred Stocks	1.4
Short-Term Investments	1.3
Investment Funds	0.5
Debt Obligations	0.2
Futures Contracts	0.1
Swap Contracts	0.0	^
Rights/Warrants	0.0	^
Other	0.8

	100.0%

Country/Region Summary¤	% of Investments
United States	30.4%
China	10.5
Japan	8.2
United Kingdom	8.2
Taiwan	5.4
Other Emerging	5.1	†
Russia	4.4
France	3.8
Switzerland	3.1
Netherlands	2.9
Germany	2.8
Spain	2.6
Singapore	1.8
Australia	1.7
Italy	1.7
Sweden	1.5
Portugal	1.3
Other Developed	1.3	‡
Korea	1.2
South Africa	1.1
Norway	1.0

	100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

40

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

3,330,000	GMO Cyclical Focus Fund, Class IV	79,254,000

12,427,987	GMO Emerging Markets Fund, Class VI	396,949,903

28,686,647	GMO International Equity Fund, Class IV	598,116,580

8,370,721	GMO Quality Fund, Class VI	215,294,948

7,665,748	GMO U.S. Equity Fund, Class VI	96,128,483

9,069,132	GMO U.S. Small Cap Value Fund, Class VI	162,518,849

	TOTAL MUTUAL FUNDS (COST $1,570,338,024)	1,548,262,763

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

581,026	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (a)	581,026

	TOTAL SHORT-TERM INVESTMENTS (COST $581,026)	581,026

	TOTAL INVESTMENTS — 100.0% (Cost $1,570,919,050)	1,548,843,789

	Other Assets and Liabilities (net) — (0.0%)	(78,873)

	TOTAL NET ASSETS — 100.0%	$1,548,764,916

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 95.

See accompanying notes to the financial statements.	41

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	75.8%
Debt Obligations	19.5
Short-Term Investments	3.3
Preferred Stocks	1.8
Investment Funds	1.0
Mutual Funds	0.5
Swap Contracts	0.1
Rights/Warrants	0.0 ^
Written Options	0.0 ^
Forward Currency Contracts	(0.5)
Futures Contracts	(2.4)
Securities Sold Short	(5.0)
Other	5.9

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	1.9%
Other Emerging	0.2 †
Other Developed	(0.0)^‡

2.1%

Country/Region Summary ¤	Equity Investments % of Total Net Assets
China	14.1%
United States	11.3
Japan	6.8
Taiwan	5.6
United Kingdom	4.6
Russia	4.5
Other Developed	4.0 ‡
South Korea	3.7
Other Emerging	3.0 †
France	2.0
South Africa	1.6
Netherlands	1.5
India	1.5
Spain	1.5
Germany	1.4
Italy	1.3
Canada	1.2
Brazil	1.2
Singapore	1.2
Australia	1.0
Mexico	1.0

74.0%

Industry Group Summary	% of Equity Investments#
Banks	11.0%
Materials	8.6
Capital Goods	7.5
Technology Hardware & Equipment	7.3
Energy	6.5
Retailing	5.5
Consumer Durables & Apparel	4.4
Pharmaceuticals, Biotechnology & Life Sciences	4.4
Real Estate	4.3
Diversified Financials	4.0
Semiconductors & Semiconductor Equipment	3.8
Automobiles & Components	3.8
Utilities	3.5
Telecommunication Services	3.5
Media & Entertainment	3.5
Insurance	3.4
Food, Beverage & Tobacco	3.2
Health Care Equipment & Services	2.7
Software & Services	2.6
Commercial & Professional Services	1.9
Transportation	1.4
Food & Staples Retailing	1.3
Household & Personal Products	1.0
Consumer Services	0.9

100.0%

(a)	GMO Implementation SPC Ltd. is a 100% owned subsidiary of GMO Implementation Fund. As such, the holdings of GMO Implementation SPC Ltd. have been included with GMO Implementation Fund.

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

42

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 75.8%

	Argentina — 0.0%

50,800	Banco BBVA Argentina SA ADR *	171,196

	Australia — 1.0%

478,463	Accent Group Ltd	557,768

198,666	Adairs Ltd	509,304

219,712	Ampol Ltd	4,207,975

111,093	Ansell Ltd	3,148,931

134,035	Appen Ltd (a)	3,418,515

258,547	Asaleo Care Ltd	208,891

809,870	Australian Pharmaceutical Industries Ltd	646,416

74,668	Aventus Group (REIT)	130,844

295,247	Beach Energy Ltd (a)	330,188

74,536	Brickworks Ltd	985,822

111,956	Codan Ltd (a)	886,596

2,632,176	Fortescue Metals Group Ltd	33,642,836

333,516	GDI Property Group (REIT)	264,775

552,876	Genworth Mortgage Insurance Australia Ltd	613,411

173,338	JB Hi-Fi Ltd	6,387,148

423,874	Mount Gibson Iron Ltd	244,839

60,560	Rio Tinto Ltd (a)	4,357,915

424,441	Sandfire Resources NL	1,455,303

197,800	Sigma Healthcare Ltd	98,903

124,925	Tassal Group Ltd	335,652

38,022	Virtus Health Ltd	98,094

	Total Australia	62,530,126

	Austria — 0.0%

20,243	FACC AG * (a)	138,562

7,001	POLYTEC Holding AG *	43,393

2,999	Vienna Insurance Group AG Wiener Versicherung Gruppe *	73,263

	Total Austria	255,218

	Belgium — 0.4%

368,415	AGFA-Gevaert NV *	1,556,563

20,973	Barco NV	443,679

15,990	Colruyt SA	1,007,865

153,156	UCB SA	18,177,631

	Total Belgium	21,185,738

	Brazil — 0.9%

34,400	Ambev SA	77,296

2,800	B2W Cia Digital *	57,288

423,800	Banco do Brasil SA	2,525,704

690,000	Camil Alimentos SA	1,607,082

897,720	Cia de Saneamento Basico do Estado de Sao Paulo	7,824,428

Shares	Description	Value ($)

	Brazil — continued

104,600	Cia de Saneamento do Parana	510,733

130,900	Cia Paranaense de Energia	1,452,002

70,100	Instituto Hermes Pardini SA	330,123

3,524,400	JBS SA	14,435,984

136,600	Mahle-Metal Leve SA	423,127

5,123,500	Petrobras Distribuidora SA	19,957,194

486,300	Qualicorp Consultoria e Corretora de Seguros SA	2,773,024

700,700	TIM Participacoes SA	1,831,528

456,100	Tupy SA *	1,406,971

53,100	WEG SA	626,325

	Total Brazil	55,838,809

	Canada — 1.3%

192,000	AGF Management Ltd – Class B	735,999

23,000	Bank of Nova Scotia (The)	993,989

48,500	Bausch Health Cos Inc *	805,018

29,600	Bird Construction Inc (a)	154,995

122,019	Brookfield Asset Management Inc –Class A	4,116,921

54,548	BRP Inc	2,962,533

69,200	Canaccord Genuity Group Inc (a)	410,632

2,800	Canadian National Railway Co	294,222

39,100	Canfor Pulp Products Inc	147,185

73,700	Cascades Inc	783,700

157,900	Celestica Inc *	1,257,777

130,300	CI Financial Corp	1,850,083

4,000	Cogeco Communications Inc	299,858

15,900	Cogeco Inc	956,060

6,550	DREAM Unlimited Corp – Class A	96,215

52,300	Fortuna Silver Mines Inc *	380,918

108,600	iA Financial Corp Inc	3,909,050

62,000	IGM Financial Inc (a)	1,512,983

20,600	Magna International Inc	1,003,191

83,100	Martinrea International Inc	639,010

9,300	Morguard North American Residential Real Estate Investment Trust	107,663

27,300	National Bank of Canada	1,500,679

117,643	Nutrien Ltd	4,337,497

38,400	Real Matters Inc *	778,981

296,500	Rogers Sugar Inc (a)	1,084,299

309,800	Royal Bank of Canada	23,592,160

1,900	Stantec Inc (a)	61,690

132,000	Sun Life Financial Inc (a) (b)	5,513,640

90,200	Sun Life Financial Inc (b)	3,764,701

47,000	Teekay Tankers Ltd – Class A * (a)	589,380

34,900	Teranga Gold Corp * (a)	406,166

8,100	TFI International Inc	358,068

216,900	Toronto-Dominion Bank (The) (a)	10,820,472

79,200	Transat AT Inc * (a)	317,565

See accompanying notes to the financial statements.	43

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

76,720	Transcontinental Inc – Class A	902,277

20,400	Wajax Corp	188,931

	Total Canada	77,634,508

	Chile — 0.1%

342,297	Banco de Chile	28,612

2,025,366	Enel Americas SA	291,422

832,700	Enel Americas SA ADR	5,920,497

14,339	Inversiones La Construccion SA	93,136

	Total Chile	6,333,667

	China — 14.1%

5,276,000	361 Degrees International Ltd	700,333

994,000	7Road Holdings Ltd *	343,662

126,250	A-Living Services Co Ltd – Class H	650,561

9,941,000	Agile Group Holdings Ltd	13,704,876

11,756,300	Agricultural Bank of China Ltd – Class A	5,504,141

64,941,000	Agricultural Bank of China Ltd – Class H	21,688,712

72,700	Alibaba Group Holding Ltd *	2,616,825

212,400	Alibaba Group Holding Ltd Sponsored ADR *	60,965,172

1,657,432	Anhui Conch Cement Co Ltd – Class A	14,709,417

3,840,000	Anhui Conch Cement Co Ltd – Class H	27,799,446

517,072	Anhui Expressway Co Ltd – Class A	406,366

35,000	ANTA Sports Products Ltd	345,010

174,000	Asia Cement China Holdings Corp	176,193

16,398,500	BAIC Motor Corp Ltd – Class H	7,860,146

1,300	Baidu Inc Sponsored ADR *	161,941

102,527,000	Bank of China Ltd – Class H	33,340,708

46,770,000	Bank of Communications Co Ltd –Class H	24,423,599

78,000	Beijing Capital International Airport Co Ltd – Class H	55,134

1,303,675	Beijing North Star Co Ltd – Class A	532,133

12,658,000	China Cinda Asset Management Co Ltd –Class H	2,414,878

18,233,000	China CITIC Bank Corp Ltd – Class H	7,616,504

5,776,485	China Communications Services Corp Ltd – Class H	3,783,990

19,105,703	China Construction Bank Corp – Class A	17,276,254

35,131,000	China Construction Bank Corp – Class H	24,757,292

572,000	China Dongxiang Group Co Ltd	74,533

8,901,000	China Everbright Bank Co Ltd – Class H	3,189,066

1,432,000	China Feihe Ltd	2,896,114

3,659,000	China Greenfresh Group Co Ltd *	38,216

3,958,000	China Huarong Asset Management Co Ltd – Class H	453,932

5,562,000	China Jinmao Holdings Group Ltd	3,473,068

40,000	China Kepei Education Group Ltd	35,326

9,306,000	China Lesso Group Holdings Ltd	17,328,785

1,627,000	China Lilang Ltd	937,801

Shares	Description	Value ($)

	China — continued

8,169,000	China Machinery Engineering Corp –Class H	1,915,606

9,260,925	China Medical System Holdings Ltd	10,430,185

3,132,500	China Mobile Ltd	21,920,965

20,944,000	China National Building Material Co Ltd – Class H	29,396,637

3,174,000	China Oriental Group Co Ltd	891,267

279,000	China Overseas Grand Oceans Group Ltd	181,469

3,685,000	China Overseas Land & Investment Ltd	10,658,828

51,552,000	China Petroleum & Chemical Corp –Class H	23,669,680

19,796,200	China Railway Construction Corp Ltd –Class H	15,194,841

20,268,000	China Railway Group Ltd – Class H	10,395,257

4,794,000	China Resources Cement Holdings Ltd	6,981,512

396,000	China Resources Gas Group Ltd	1,857,514

2,896,000	China Resources Land Ltd	13,378,387

15,062,500	China Resources Pharmaceutical Group Ltd	8,527,435

821,000	China SCE Group Holdings Ltd	427,307

2,090,963	China Shenhua Energy Co Ltd – Class A	4,925,645

5,918,000	China Shenhua Energy Co Ltd – Class H	9,827,430

2,245,000	China Shineway Pharmaceutical Group Ltd	1,570,432

29,752,000	China Telecom Corp Ltd – Class H	9,705,639

1,000,000	China Traditional Chinese Medicine Holdings Co Ltd	426,345

1,264,593	China Vanke Co Ltd – Class A	5,028,171

1,039,000	China Vanke Co Ltd – Class H	3,225,208

36,200	China Yuchai International Ltd	587,888

7,391,506	Country Garden Holdings Co Ltd	9,151,877

94,000	Country Garden Services Holdings Co Ltd	654,910

60,500	Dali Foods Group Co Ltd	37,028

135,900	Dongfang Electric Corp Ltd – Class A	198,313

4,000	Dongfeng Motor Group Co Ltd – Class H	2,780

4,953,000	Dongyue Group Ltd	2,121,950

17,600	ENN Energy Holdings Ltd	195,007

2,878,500	Fantasia Holdings Group Co Ltd *	585,993

63,000	Fu Shou Yuan International Group Ltd	65,169

4,574,000	Geely Automobile Holdings Ltd	9,734,752

1,935,000	Great Wall Motor Co Ltd – Class H	2,106,328

822,000	Greenland Hong Kong Holdings Ltd	273,108

8,386,000	Guangdong Investment Ltd	13,076,486

1,638,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	4,277,109

3,004,400	Guangzhou R&F Properties Co Ltd –Class H	3,814,182

674,000	Haier Electronics Group Co Ltd	2,306,036

20,900	Hangzhou Tigermed Consulting Co Ltd –Class H *	342,212

74,000	Hansoh Pharmaceutical Group Co Ltd *	349,819

44	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	China — continued

610,500	Hebei Construction Group Corp Ltd –Class H	1,347,770

19,500	Hengan International Group Co Ltd	153,542

2,958,690	Hisense Home Appliances Group Co Ltd – Class A	6,046,412

1,429,000	Hisense Kelon Electrical Holdings Co Ltd – Class H	1,915,216

73,500	Hollysys Automation Technologies Ltd	796,005

184,000	Hopson Development Holdings Ltd	368,261

5,277,000	Huabao International Holdings Ltd	4,710,015

419,617	Huaxin Cement Co Ltd – Class A	1,708,439

6,653,000	IGG Inc	7,674,561

12,714,946	Industrial & Commercial Bank of China Ltd – Class A	9,198,694

30,596,000	Industrial & Commercial Bank of China Ltd – Class H	17,052,961

172,000	Jingrui Holdings Ltd	45,495

36,000	JNBY Design Ltd	37,588

860,500	Kingboard Laminates Holdings Ltd	1,083,709

12,000	Kingdee International Software Group Co Ltd *	30,543

1,095,500	KWG Property Holding Ltd	2,079,014

31,816	Lao Feng Xiang Co Ltd – Class A	249,516

244,000	Livzon Pharmaceutical Group Inc –Class A	1,901,960

1,295,300	Livzon Pharmaceutical Group Inc –Class H	6,188,527

1,184,000	Logan Group Co Ltd	2,202,235

1,046,000	Longfor Group Holdings Ltd	5,533,878

9,766,000	Lonking Holdings Ltd	2,795,002

2,785,000	Metallurgical Corp of China Ltd – Class H	477,312

10,900	NetEase Inc	218,838

66,100	NetEase Inc ADR (c)	32,204,581

1,351,000	Nexteer Automotive Group Ltd	879,627

5,036,000	Nine Dragons Paper Holdings Ltd	5,578,954

24,400	Nongfu Spring Co Ltd – Class H	68,371

600,000	PAX Global Technology Ltd	344,915

793,000	People’s Insurance Co Group of China Ltd (The) – Class H	258,410

23,131,000	PICC Property & Casualty Co Ltd –Class H	17,837,552

597,000	Poly Property Group Co Ltd	187,722

18,400	Poly Property Services Co Ltd	160,892

25,000	Postal Savings Bank of China Co Ltd –Class A	16,846

27,963,000	Postal Savings Bank of China Co Ltd –Class H	13,237,758

1,630,000	Powerlong Real Estate Holdings Ltd	1,178,107

363,000	Road King Infrastructure Ltd	481,928

14,000	Seazen Group Ltd *	12,699

1,108,000	Shanghai Jin Jiang Capital Co Ltd –Class H	189,971

Shares	Description	Value ($)

	China — continued

7,900,900	Shanghai Pharmaceuticals Holding Co Ltd – Class H	14,059,984

631,228	Shenzhen Investment Ltd	213,945

66,600	Shenzhou International Group Holdings Ltd	1,072,303

9,009,076	Shimao Group Holdings Ltd	40,488,855

1,475,500	Sino Biopharmaceutical Ltd	1,697,975

892,500	Sinopec Engineering Group Co Ltd –Class H	395,387

12,160,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	2,507,388

2,243,600	Sinopharm Group Co Ltd – Class H	5,509,017

1,023,000	Sinotruk Hong Kong Ltd	2,655,037

1,329,000	TCL Electronics Holdings Ltd	907,480

227,800	Tencent Holdings Ltd	15,562,921

1,115,000	Texhong Textile Group Ltd	868,341

588,000	Tianjin Development Holdings Ltd	125,045

914,000	Tianjin Port Development Holdings Ltd	67,208

7,006,000	Tianneng Power International Ltd	15,071,414

84,000	Times China Holdings Ltd	128,968

585,500	Vipshop Holdings Ltd ADR *	9,666,605

2,021,000	Want Want China Holdings Ltd	1,385,227

7,680,000	Weichai Power Co Ltd – Class H	15,416,075

3,836,176	Weifu High-Technology Group Co Ltd –Class A	13,935,594

8,742,000	West China Cement Ltd	1,531,673

229,555	Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd –Class A	1,524,059

531,000	XTEP International Holdings Ltd	176,489

1,042,000	Yadea Group Holdings Ltd *	1,049,029

77,400	YiChang HEC ChangJiang Pharmaceutical Co Ltd – Class H	109,874

5,800	Yum China Holdings Inc	334,718

2,852,283	Yuzhou Group Holdings Co Ltd	1,330,346

50,288	Zhejiang Weixing New Building Materials Co Ltd – Class A	104,786

1,623,000	Zhongsheng Group Holdings Ltd	10,121,810

	Total China	845,148,220

	Czech Republic — 0.0%

189,474	Moneta Money Bank AS	476,610

	Denmark — 0.0%

44,629	Matas A/S *	495,694

1,375	Pandora A/S	100,370

59,514	Scandinavian Tobacco Group A/S	948,298

	Total Denmark	1,544,362

	Finland — 0.1%

131,478	Neste Oyj	7,038,721

See accompanying notes to the financial statements.	45

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Finland — continued

8,911	Sanoma Oyj	115,471

40,752	Tokmanni Group Corp	742,308

	Total Finland	7,896,500

	France — 2.4%

31,602	ALD SA	323,577

16,313	Alten SA *	1,413,871

95,325	APERAM SA	2,814,724

20,306	Arkema SA	2,248,098

2,609	Assystem SA	74,138

2,426	Axway Software SA *	56,052

1,045	BioMerieux	158,028

118,371	BNP Paribas SA *	5,157,214

2,088	Boiron SA	86,200

24,172	Bollore SA	90,867

1,034	Caisse Regionale de Credit Agricole Mutuel Nord de France *	24,107

2,964	Capgemini SE	411,161

7,352	Christian Dior SE	3,148,545

7,929	Coface SA *	61,947

20,016	Dassault Systemes SE (c)	3,776,958

107,744	Derichebourg SA	310,276

9,672	Eiffage SA *	889,476

35,945	Faurecia SE *	1,573,815

28,647	Fnac Darty SA *	1,247,115

35,208	Gaztransport Et Technigaz SA	3,322,553

975	Groupe Crit *	55,832

1,125	HEXAOM *	41,093

113,741	Ingenico Group SA * (a)	19,420,569

4,287	Interparfums SA *	214,251

70,398	IPSOS	1,858,872

21,309	Kaufman & Broad SA	846,229

8,412	Kering SA	5,161,298

82,205	L’Oreal SA	27,279,699

11,788	LVMH Moet Hennessy Louis Vuitton SE	5,535,912

2,885	Mersen SA *	87,876

107,781	Metropole Television SA *	1,345,798

8,077	Nexans SA *	453,093

522,422	Peugeot SA * (a)	9,006,867

77,087	Quadient SA	1,074,321

3,353	Rothschild & Co *	90,617

61,423	Safran SA *	7,093,399

249,113	Sanofi	25,232,343

17,097	Schneider Electric SE	2,114,410

225,400	STMicroelectronics NV – NY Shares	6,818,350

2,012	Synergie SA *	49,322

65,208	TOTAL SE	2,586,936

5,129	Unibail-Rodamco-Westfield (REIT) (a)	238,675

3,484	Vilmorin & Cie SA	196,930

	Total France	143,991,414

Shares	Description	Value ($)

	Germany — 1.4%

19,022	Allianz SE (Registered)	4,127,541

3,612	Amadeus Fire AG *	456,240

3,803	Aurubis AG	273,360

3,675	Bauer AG *	40,186

96,514	Bayer AG (Registered)	6,419,343

5,699	Bechtle AG	1,151,812

46,962	Borussia Dortmund GmbH & Co KGaA	314,505

18,414	Carl Zeiss Meditec AG	2,078,419

524,874	CECONOMY AG *	2,417,218

1,429	Cewe Stiftung & Co KGaA *	169,603

17,684	Covestro AG	843,067

46,474	CropEnergies AG	677,953

574,483	Deutsche Pfandbriefbank AG *	4,184,589

17,231	Deutsche Post AG (Registered)	785,461

137,462	Deutz AG *	739,470

292,957	Dialog Semiconductor Plc *	12,726,933

5,236	Draegerwerk AG & Co KGaA *	387,038

20,493	DWS Group GmbH & Co KGaA *	807,821

17,030	Eckert & Ziegler Strahlen-und Medizintechnik AG	859,651

3,871	Elmos Semiconductor SE	100,603

6,711	Gerresheimer AG	792,597

2,718	Gesco AG	43,245

1,207	Grammer AG *	22,528

27,682	Hamburger Hafen und Logistik AG	512,276

4,806	Hannover Rueck SE	819,559

85,697	HeidelbergCement AG	5,436,785

19,461	Henkel AG & Co KGaA	1,750,998

2,640	Hornbach Baumarkt AG	118,996

10,589	Hornbach Holding AG & Co KGaA	1,153,019

297,292	Infineon Technologies AG	8,266,616

3,156	KWS Saat SE & Co KGaA	272,299

32,316	Merck KGaA	4,392,221

2,835	OHB SE *	131,179

130,117	Siemens Healthineers AG	5,927,975

96,174	Software AG	4,795,328

49,739	Takkt AG *	655,813

29,938	Talanx AG *	1,113,140

51,302	VERBIO Vereinigte BioEnergie AG	882,571

51,892	Volkswagen AG *	9,349,969

16,666	Wuestenrot & Wuerttembergische AG	289,913

	Total Germany	86,287,840

	Hong Kong — 0.6%

60,000	ASM Pacific Technology Ltd	645,432

519,500	BOC Hong Kong Holdings Ltd	1,473,625

279,800	Budweiser Brewing Co APAC Ltd	942,663

555,000	Chow Sang Sang Holdings International Ltd	624,782

46	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

3,206,000	CITIC Telecom International Holdings Ltd	1,112,028

85,500	CK Asset Holdings Ltd	464,068

1,590,000	CSI Properties Ltd	49,416

721,200	Dah Sing Banking Group Ltd	685,119

582,000	Dah Sing Financial Holdings Ltd	1,654,468

1,832,000	Giordano International Ltd	306,983

2,175,000	HKT Trust & HKT Ltd – Class SS	3,107,916

1,600,213	I-CABLE Communications Ltd *	13,631

1,429,500	Johnson Electric Holdings Ltd	2,820,104

396,400	Man Wah Holdings Ltd	553,497

36,000	Minth Group Ltd	121,365

1,430,000	Pacific Textiles Holdings Ltd	632,245

245,000	Prosperity REIT	74,908

229,000	Regal Real Estate Investment Trust	36,618

2,016,000	Shun Tak Holdings Ltd	698,721

536,000	Singamas Container Holdings Ltd	23,161

594,000	Sun Hung Kai & Co Ltd	244,368

46,000	TAI Cheung Holdings Ltd	29,178

698,000	VSTECS Holdings Ltd	392,508

633,900	VTech Holdings Ltd	3,696,770

12,632,000	WH Group Ltd	10,887,587

27,000	Wharf Holdings Ltd (The)	52,606

17,000	Wharf Real Estate Investment Co Ltd	70,656

424,000	Xinyi Glass Holdings Ltd	732,202

1,248,000	Yue Yuen Industrial Holdings Ltd	2,159,409

	Total Hong Kong	34,306,034

	Hungary — 0.1%

811,956	Magyar Telekom Telecommunications Plc	997,152

121,875	Richter Gedeon Nyrt	2,968,200

	Total Hungary	3,965,352

	India — 1.5%

19,778	Alembic Pharmaceuticals Ltd	251,808

30,354	Alkem Laboratories Ltd	1,123,754

104,228	Asian Paints Ltd	2,683,633

165,086	Bajaj Auto Ltd	6,628,349

472,972	Balrampur Chini Mills Ltd	944,284

99,441	Cadila Healthcare Ltd	501,717

104,604	Coal India Ltd	190,703

59,456	Dr Reddy’s Laboratories Ltd	3,415,733

153,600	Dr Reddy’s Laboratories Ltd ADR	8,934,912

762,659	Firstsource Solutions Ltd	640,529

74,026	Granules India Ltd	314,654

119,411	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	329,404

2,804,370	HCL Technologies Ltd	26,244,596

91,213	HDFC Bank Ltd *	1,378,865

Shares	Description	Value ($)

	India — continued

7,128	Hero MotoCorp Ltd	291,500

108,665	Hindustan Unilever Ltd	3,114,937

102,379	Housing Development Finance Corp Ltd	2,543,151

542,577	ICICI Bank Ltd *	2,871,565

1,658,799	Indian Oil Corp Ltd	1,928,225

26,031	Infosys Ltd	324,775

155,879	Kotak Mahindra Bank Ltd *	2,965,579

111,183	Mphasis Ltd	1,662,741

75,190	Muthoot Finance Ltd	1,175,600

56,133	Narayana Hrudayalaya Ltd	244,584

5,104,941	Power Finance Corp Ltd	6,550,895

809,264	PTC India Ltd	650,439

55,410	Rajesh Exports Ltd	336,595

5,622,103	REC Ltd	8,136,050

177,382	Sonata Software Ltd	740,083

19,446	Sun TV Network Ltd	118,244

126,805	Titan Co Ltd	1,890,491

11,177	Wipro Ltd	40,867

	Total India	89,169,262

	Indonesia — 0.4%

2,128,600	Astra International Tbk PT	746,904

817,400	Bank BTPN Syariah Tbk PT	218,846

3,219,500	Bank Central Asia Tbk PT	6,934,699

6,265,400	Bank Mandiri Persero Tbk PT	2,561,942

6,393,400	Bank Negara Indonesia Persero Tbk PT	2,238,569

656,500	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	47,556

5,443,600	Bank Pembangunan Daerah Jawa Timur Tbk PT	222,567

31,402,300	Bank Rakyat Indonesia Persero Tbk PT	7,565,189

6,481,600	Bank Tabungan Negara Persero Tbk PT	700,633

5,379,900	Bukit Asam Tbk PT	752,126

2,540,600	Gajah Tunggal Tbk PT *	94,242

2,330,400	Indo Tambangraya Megah Tbk PT	1,322,053

2,014,100	Matahari Department Store Tbk PT *	174,698

6,026,000	Pakuwon Jati Tbk PT *	168,790

56,399,000	Panin Financial Tbk PT *	797,123

15,331,900	Ramayana Lestari Sentosa Tbk PT	688,829

2,119,600	Telekomunikasi Indonesia Persero Tbk PT	417,070

111,300	United Tractors Tbk PT	175,755

	Total Indonesia	25,827,591

	Ireland — 0.4%

126,760	AIB Group Plc *	155,928

502,659	Bank of Ireland Group Plc *	1,126,151

36,102	CRH Plc	1,346,449

195,900	CRH Plc Sponsored ADR	7,267,890

45,691	Glanbia Plc	525,253

See accompanying notes to the financial statements.	47

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Ireland — continued

725,684	Hibernia REIT Plc	1,031,484

430,788	Irish Residential Properties REIT Plc	724,183

149,222	Origin Enterprises Plc	612,378

94,732	Permanent TSB Group Holdings Plc *	57,685

357,474	Ryanair Holdings Plc *	5,082,329

121,418	Smurfit Kappa Group Plc	4,299,561

81,464	Total Produce Plc (a)	110,376

	Total Ireland	22,339,667

	Israel — 0.0%

1,280,299	Oil Refineries Ltd	260,517

	Italy — 1.3%

25,923	ACEA SPA	533,030

487,031	Anima Holding SPA	2,139,446

164,614	Arnoldo Mondadori Editore SPA *	207,404

14,403	Ascopiave SPA	56,347

6,307	Biesse SPA *	105,776

255,224	Buzzi Unicem SPA	6,238,897

44,808	Cementir Holding NV	312,938

68,712	Credito Emiliano SPA *	348,290

270,228	Enav SPA	1,136,955

3,056,807	Enel SPA	27,679,976

367,153	EXOR NV	21,654,089

47,756	Falck Renewables SPA	320,222

889,900	Fiat Chrysler Automobiles NV *	9,863,125

1,172,415	Hera SPA	4,476,589

154,487	IMMSI SPA *	71,367

277,318	Iren SPA	726,190

41,691	La Doria SPA	548,363

208,174	Piaggio & C SPA	590,531

13,622	Prima Industrie SPA * (a)	208,867

2,174	Reply SPA	241,694

2,844	Sabaf SPA *	40,723

691,534	Saras SPA * (a)	479,626

4,286	Sesa SPA	384,850

120,364	Societa Cattolica di Assicurazioni SC *	716,050

397,396	Telecom Italia SPA	189,278

228,591	Telecom Italia SPA-RSP	108,088

	Total Italy	79,378,711

	Japan — 7.1%

39,300	ADEKA Corp	573,540

260,200	Aeon Mall Co Ltd (a)	3,438,339

17,600	Aichi Corp	136,308

12,500	Aida Engineering Ltd	81,097

10,200	Altech Corp	175,630

502,800	Amada Co Ltd	4,468,373

25,700	Amano Corp	535,780

65,200	AOKI Holdings Inc	351,225

Shares	Description	Value ($)

	Japan — continued

12,100	Arata Corp (a)	578,293

26,900	Arcland Sakamoto Co Ltd	534,848

89,600	Arcs Co Ltd	2,214,402

804,000	Asahi Kasei Corp (c)	6,735,297

322,100	Asics Corp	4,440,563

1,431,000	Astellas Pharma Inc	22,449,743

2,700	Bandai Namco Holdings Inc	167,624

10,400	Bando Chemical Industries Ltd	56,979

11,400	BeNEXT Group Inc	120,790

494,700	Brother Industries Ltd	8,184,264

26,500	Bunka Shutter Co Ltd	188,253

7,300	Central Glass Co Ltd	145,298

35,100	Chiba Bank Ltd (The)	181,803

4,600	Chiyoda Integre Co Ltd	69,494

39,300	Chugai Pharmaceutical Co Ltd	1,751,091

166,000	Chugoku Marine Paints Ltd	1,543,398

8,300	Cleanup Corp	39,999

10,900	CONEXIO Corp	133,607

30,700	Dai Nippon Printing Co Ltd (a)	651,352

15,600	Dai Nippon Toryo Co Ltd	130,236

4,500	Dai-Dan Co Ltd	114,059

63,400	Daihen Corp	2,495,449

5,500	Daiichi Jitsugyo Co Ltd	187,572

5,400	Dainichiseika Color & Chemicals Manufacturing Co Ltd	109,774

4,300	Daito Pharmaceutical Co Ltd	139,939

15,100	Daiwa Industries Ltd	130,835

65,300	Daiwabo Holdings Co Ltd	3,932,149

1,100	DCM Holdings Co Ltd (a)	13,457

158,100	Denka Co Ltd	4,448,985

80,200	Doshisha Co Ltd	1,537,346

27,900	DTS Corp	584,970

32,700	FANUC Corp	5,736,640

30,300	FJ Next Co Ltd (a)	231,734

10,200	Fuji Corp (a)	183,138

111,800	Fuji Electric Co Ltd	3,487,897

6,600	Fuji Pharma Co Ltd	68,099

9,700	Fujimi Inc	324,308

5,300	Fujimori Kogyo Co Ltd	197,429

21,400	Fujitec Co Ltd	426,666

33,100	Fujitsu General Ltd	866,088

177,300	Fujitsu Ltd	23,144,752

22,400	Furuno Electric Co Ltd	198,988

12,000	Furyu Corp	117,833

11,400	G-7 Holdings Inc	343,076

39,400	Geo Holdings Corp (a)	638,584

36,600	Glory Ltd	764,218

18,700	GungHo Online Entertainment Inc	386,143

46,000	Gunze Ltd	1,655,841

43,900	Gurunavi Inc	267,631

48	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

26,300	Hachijuni Bank Ltd (The)	101,633

24,500	Hakuhodo DY Holdings Inc	304,201

10,300	Hakuto Co Ltd	107,439

522,600	Haseko Corp	7,131,583

274,400	Hazama Ando Corp	1,863,914

12,900	Heiwado Co Ltd	266,048

37,600	Hiroshima Bank Ltd (The)	190,287

39,000	Hisamitsu Pharmaceutical Co Inc (a)	1,801,564

348,900	Hitachi Ltd	11,607,375

4,500	Hochiki Corp	50,269

78,000	Hogy Medical Co Ltd	2,476,629

143,600	Honda Motor Co Ltd	3,655,878

77,200	Horiba Ltd	4,226,589

4,200	Hosokawa Micron Corp	224,017

22,200	Inaba Denki Sangyo Co Ltd	549,678

126,700	Inabata & Co Ltd	1,562,451

17,200	Infocom Corp (a)	571,658

10,200	Information Services International-Dentsu Ltd	543,618

295,300	ITOCHU Corp (a)	7,578,071

36,700	Itochu Enex Co Ltd	325,009

123,500	Itochu Techno-Solutions Corp	4,470,330

1,800	Itochu-Shokuhin Co Ltd	95,146

33,500	Itoki Corp	115,112

69,500	Jafco Co Ltd	2,796,816

30,900	Jeol Ltd	905,809

586,000	JVCKenwood Corp	866,585

552,100	K’s Holdings Corp	7,822,955

201,900	Kadokawa Corp	5,164,524

26,800	Kaken Pharmaceutical Co Ltd	1,241,581

17,700	Kamei Corp	165,028

67,000	Kanamoto Co Ltd	1,454,292

245,000	Kanematsu Corp	3,093,221

7,200	Kanematsu Electronics Ltd	274,819

22,900	Kasai Kogyo Co Ltd	82,566

5,000	Kato Sangyo Co Ltd	172,361

895,200	KDDI Corp (c)	26,021,530

15,600	Keiyo Bank Ltd (The)	72,784

412,300	Kenedix Inc	2,002,631

177,200	Kinden Corp	2,923,056

12,900	Kissei Pharmaceutical Co Ltd	281,345

57,800	Kitz Corp	337,682

11,500	Kiyo Bank Ltd (The)	169,819

2,800	Kohnan Shoji Co Ltd	101,103

12,700	Komeri Co Ltd	393,540

636,231	Konica Minolta Holdings Inc	2,052,356

53,300	Konoike Transport Co Ltd	567,087

2,600	Krosaki Harima Corp	75,344

5,500	Kumagai Gumi Co Ltd	141,033

10,200	Kureha Corp	436,258

Shares	Description	Value ($)

	Japan — continued

20,800	Kyosan Electric Manufacturing Co Ltd	98,683

167,000	Kyowa Exeo Corp	4,201,323

16,500	Lion Corp	349,994

28,200	Makino Milling Machine Co Ltd	973,844

75,400	Mandom Corp	1,198,541

81,100	Maruichi Steel Tube Ltd	2,174,299

6,100	Maruzen Showa Unyu Co Ltd	197,249

41,500	Marvelous Inc	310,370

5,700	Matsuda Sangyo Co Ltd	83,732

147,700	Maxell Holdings Ltd	1,416,148

74,700	MCJ Co Ltd	664,634

160,300	Mebuki Financial Group Inc	388,615

51,600	Meidensha Corp	794,289

11,800	METAWATER Co Ltd	495,726

496,600	Mitsubishi Chemical Holdings Corp	2,899,982

105,500	Mitsubishi Gas Chemical Co Inc	1,883,909

5,800	Mitsubishi Research Institute Inc	214,504

2,343,000	Mitsubishi UFJ Financial Group Inc	9,775,868

12,600	Mitsuboshi Belting Ltd	194,849

14,300	Mitsui Sugar Co Ltd	260,821

6,200	Mizuno Corp	111,022

11,000	Mochida Pharmaceutical Co Ltd	406,692

35,300	Modec Inc	590,465

166,000	MS&AD Insurance Group Holdings Inc	4,604,592

36,000	MTI Ltd	248,286

71,000	NEC Corp (c)	3,748,880

37,800	NEC Networks & System Integration Corp	702,777

121,100	NH Foods Ltd	5,485,859

3,400	Nichi-iko Pharmaceutical Co Ltd	38,193

36,100	Nichias Corp	854,645

19,600	Nichiha Corp	462,767

60,000	Nikkon Holdings Co Ltd	1,323,827

79,300	Nippo Corp	2,053,619

13,000	Nippon Flour Mills Co Ltd (a)	206,741

71,000	Nippon Kayaku Co Ltd	697,494

660,800	Nippon Light Metal Holdings Co Ltd	1,157,713

19,100	Nippon Soda Co Ltd	542,296

1,018,800	Nippon Telegraph & Telephone Corp	23,183,404

6,600	Nishimatsu Construction Co Ltd	125,595

34,200	Nisshin Oillio Group Ltd (The)	1,014,315

4,300	Nissin Corp	65,299

86,000	Nissin Electric Co Ltd	912,707

23,500	Nojima Corp	695,483

149,600	Nomura Real Estate Holdings Inc	2,854,003

31,000	NS Solutions Corp	903,404

124,600	NTT DOCOMO Inc	3,474,468

3,400	Obara Group Inc	115,698

873,500	Obayashi Corp	8,537,966

17,200	Okamura Corp	120,778

See accompanying notes to the financial statements.	49

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

1,700	Okinawa Cellular Telephone Co	66,954

17,800	Organo Corp	943,131

390,400	ORIX Corp	4,853,109

11,200	Osaka Soda Co Ltd	266,761

11,800	Osaki Electric Co Ltd	60,274

7,600	Otsuka Corp	372,978

105,800	Pacific Industrial Co Ltd	988,020

8,400	Paramount Bed Holdings Co Ltd (a)	334,317

180,800	Penta-Ocean Construction Co Ltd	1,159,521

23,500	Prima Meat Packers Ltd (a)	687,937

9,100	Proto Corp	104,565

64,800	Raiznext Corp	812,135

3,100	Rinnai Corp	286,764

8,700	Ryoden Corp	118,093

35,800	San-A Co Ltd	1,454,760

26,600	San-Ai Oil Co Ltd	234,243

26,200	San-In Godo Bank Ltd (The)	130,860

40,300	Sanki Engineering Co Ltd	432,050

11,000	Sanyo Chemical Industries Ltd	511,050

49,700	Secom Co Ltd	4,703,482

19,600	Seikitokyu Kogyo Co Ltd	159,405

39,700	Seiko Holdings Corp (a)	559,478

182,600	Sekisui Chemical Co Ltd	2,921,301

8,500	Sekisui Jushi Corp	178,225

53,800	SG Holdings Co Ltd	2,475,780

719,600	Shimizu Corp	5,527,514

10,500	Shin-Etsu Polymer Co Ltd	86,546

10,800	Shinnihon Corp	85,324

19,200	Shizuoka Gas Co Ltd (a)	158,287

175,700	Showa Corp	3,768,160

2,300	Sinanen Holdings Co Ltd	64,271

18,300	Sinko Industries Ltd	235,244

21,500	Sintokogio Ltd	143,447

344,900	SKY Perfect JSAT Holdings Inc	1,316,148

876,800	Sojitz Corp	2,005,394

2,373,200	Sumitomo Chemical Co Ltd	7,697,231

139,500	Sumitomo Dainippon Pharma Co Ltd	1,763,551

216,300	Sumitomo Forestry Co Ltd	3,453,421

3,900	Sumitomo Seika Chemicals Co Ltd (a)	126,861

2,300	Suzuken Co Ltd	85,439

93,200	T Hasegawa Co Ltd	1,860,585

37,400	T-Gaia Corp (c)	736,456

27,800	Taisei Corp	959,541

86,200	Takara Leben Co Ltd	280,744

43,600	Takasago Thermal Engineering Co Ltd	597,180

10,400	Takeuchi Manufacturing Co Ltd	218,019

153,400	Takuma Co Ltd	2,455,649

23,700	Tamron Co Ltd	382,416

12,400	Tanseisha Co Ltd	83,227

14,800	Tatsuta Electric Wire and Cable Co Ltd	86,693

Shares	Description	Value ($)

	Japan — continued

138,000	Teijin Ltd	2,163,790

80,300	Toho Holdings Co Ltd	1,552,243

7,600	Token Corp	494,420

14,000	Tokyo Electron Ltd	3,591,113

13,900	Tokyo Seimitsu Co Ltd	425,351

128,100	Tokyu Construction Co Ltd	587,336

11,100	Toli Corp	25,942

50,600	Toppan Forms Co Ltd	458,021

475,700	Toppan Printing Co Ltd	7,382,746

11,600	Torii Pharmaceutical Co Ltd	301,959

199,700	Tosei Corp	1,748,571

5,100	Toshiba TEC Corp (a)	213,318

363,300	Tosoh Corp	5,374,653

8,100	Towa Pharmaceutical Co Ltd	160,857

106,500	Toyo Construction Co Ltd	406,064

3,800	Toyo Ink SC Holdings Co Ltd	66,470

71,300	Toyo Suisan Kaisha Ltd	4,053,917

90,800	Toyota Industries Corp	5,274,372

11,500	Trend Micro Inc	711,679

94,600	TS Tech Co Ltd	2,767,234

7,100	Tsumura & Co	201,618

16,200	Unipres Corp	140,271

145,100	Ushio Inc	1,794,303

13,600	Vital KSK Holdings Inc	137,609

13,700	Wacoal Holdings Corp (a)	243,386

23,000	Warabeya Nichiyo Holdings Co Ltd (a)	324,674

5,800	Welcia Holdings Co Ltd	248,469

39,200	YAMABIKO Corp	399,150

19,900	Yamaguchi Financial Group Inc	131,768

26,500	Yamazen Corp	249,515

46,200	Yellow Hat Ltd	761,149

296,300	Yokogawa Electric Corp	4,840,235

6,300	Yondoshi Holdings Inc (a)	102,677

8,200	Yuasa Trading Co Ltd	238,289

111,500	Zenkoku Hosho Co Ltd	3,945,348

	Total Japan	426,573,276

	Kuwait — 0.0%

7,478	Humansoft Holding Co KSC *	61,895

42,490	Kuwait Finance House KSCP	87,063

92,114	Kuwait Projects Co Holding KSCP	44,915

	Total Kuwait	193,873

	Malaysia — 0.5%

3,625,900	DRB-Hicom Berhad	1,775,195

76,000	Kossan Rubber Industries	292,393

4,700,290	Supermax Corp Berhad *	25,038,815

335,500	Ta Ann Holdings Berhad	229,293

713,800	Top Glove Corp Berhad	4,508,393

258,300	Westports Holdings Berhad	225,448

	Total Malaysia	32,069,537

50	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Mexico — 1.0%

59,600	America Movil SAB de CV – Class L Sponsored ADR (a)	725,332

5,856,700	America Movil SAB de CV – Series L	3,559,735

7,800	Arca Continental SAB de CV	35,457

189,100	Banco del Bajio SA *	151,232

1,048,900	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	668,685

1,800	Coca-Cola Femsa SAB de CV Sponsored ADR	75,222

80,400	Concentradora Fibra Danhos SA de CV (REIT)	76,057

25,500	Corp Inmobiliaria Vesta SAB de CV	37,874

777,700	Credito Real SAB de CV SOFOM ER *	437,150

125,100	El Puerto de Liverpool SAB de CV –Class C1	329,529

4,795,400	Fibra Uno Administracion SA de CV (REIT)	3,751,816

671,700	Gentera SAB de CV *	220,094

386,900	Grupo Aeroportuario del Centro Norte SAB de CV *	1,771,833

7,900	Grupo Aeroportuario del Centro Norte SAB de CV ADR *	288,034

11,500	Grupo Aeroportuario del Pacifico SAB de CV ADR	891,020

33,500	Grupo Aeroportuario del Pacifico SAB de CV – Class B	260,535

9,200	Grupo Aeroportuario del Sureste SAB de CV ADR *	1,043,832

22,465	Grupo Aeroportuario del Sureste SAB de CV – Class B *	255,131

2,726,900	Grupo Financiero Banorte SAB de CV –Class O *	9,371,304

294,600	Grupo Financiero Inbursa SAB de CV –Class O *	215,410

247,513	Grupo Herdez SAB de CV	426,321

3,107,300	Grupo Mexico SAB de CV Series B	8,292,949

47,300	Kimberly-Clark de Mexico SAB de CV –Class A	75,461

133,600	Qualitas Controladora SAB de CV	526,292

131,700	Regional SAB de CV *	329,220

310,869	Unifin Financiera SAB de CV SOFOM ENR *	261,117

11,028,500	Wal-Mart de Mexico SAB de CV	26,409,533

	Total Mexico	60,486,175

	Netherlands — 1.6%

120,390	ABN AMRO Bank NV CVA *	1,143,430

1,647	Adyen NV *	2,776,269

3,264	Alfen Beheer BV *	236,384

354,492	ASR Nederland NV (c)	12,255,783

63,652	ForFarmers NV	410,809

Shares	Description	Value ($)

	Netherlands — continued

84,004	Heineken Holding NV	6,873,395

816	Hunter Douglas NV *	43,893

239,087	Koninklijke Ahold Delhaize NV	7,193,121

82,586	Koninklijke Vopak NV	4,534,476

245,264	Randstad NV	12,764,374

630,285	Signify NV *	21,024,740

312,527	Wolters Kluwer NV	25,637,563

	Total Netherlands	94,894,237

	New Zealand — 0.0%

395,415	Air New Zealand Ltd (a)	371,624

30,070	Fisher & Paykel Healthcare Corp Ltd –Class C	744,737

	Total New Zealand	1,116,361

	Norway — 0.7%

225,925	Austevoll Seafood ASA	2,083,604

41,334	Avance Gas Holding Ltd (a)	99,556

9,122	Borregaard ASA	133,063

589,844	BW LPG Ltd	2,751,832

522,138	DNB ASA *	8,364,201

892,022	Elkem ASA	1,839,827

191,115	Europris ASA	961,978

131,700	Frontline Ltd (a)	1,048,332

149,824	Gjensidige Forsikring ASA *	3,189,448

6,954	Kongsberg Gruppen ASA	103,315

189,432	Norwegian Finans Holding ASA *	1,435,421

864,917	Orkla ASA	8,797,521

11,585	Salmar ASA *	626,771

41,509	Sbanken ASA *	319,637

61,466	Selvaag Bolig ASA	374,075

102,213	SpareBank 1 Nord Norge	787,045

55,483	SpareBank 1 SMN	551,288

290,121	SpareBank 1 SR-Bank ASA *	2,605,834

11,033	Veidekke ASA *	148,329

71,200	Yara International ASA	2,983,019

	Total Norway	39,204,096

	Pakistan — 0.1%

174,523	Engro Corp Ltd	314,110

1,647,468	Engro Fertilizers Ltd	629,427

337,049	Fauji Fertilizer Co Ltd	219,564

125,900	Nishat Mills Ltd	82,468

1,586,152	Oil & Gas Development Co Ltd	1,099,074

212,509	Pakistan Oilfields Ltd	552,026

772,422	Pakistan Petroleum Ltd	475,468

127,351	Pakistan State Oil Co Ltd	147,753

259,900	Searle Co Ltd (The)	407,852

83,000	SUI Northern Gas Pipeline	31,764

319,598	United Bank Ltd	241,021

	Total Pakistan	4,200,527

See accompanying notes to the financial statements.	51

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Philippines — 0.1%

27,020	Globe Telecom Inc	1,162,543

227,640	Manila Electric Co	1,262,467

19,338,600	Megaworld Corp *	1,159,613

9,225,000	Metro Pacific Investments Corp	639,272

40,400	Metropolitan Bank & Trust Co	27,904

82,010	Security Bank Corp	164,381

1,367,225	Semirara Mining & Power Corp	265,476

	Total Philippines	4,681,656

	Poland — 0.6%

91,440	Alior Bank SA *	340,577

98,634	Asseco Poland SA	1,901,645

256,954	Bank Polska Kasa Opieki SA *	3,642,583

33,987	Budimex SA	2,161,339

252,249	Cyfrowy Polsat SA *	1,969,133

528,434	Energa SA *	1,162,021

28,081	Lubelski Wegiel Bogdanka SA *	145,170

189,111	Orange Polska SA *	370,343

374,074	PLAY Communications SA	3,100,149

218,314	Polski Koncern Naftowy ORLEN SA	3,002,966

133,474	Powszechna Kasa Oszczednosci Bank Polski SA *	779,886

2,203,474	Powszechny Zaklad Ubezpieczen SA *	16,246,849

9,257	Santander Bank Polska SA *	380,245

	Total Poland	35,202,906

	Portugal — 0.8%

471,674	Altri SGPS SA	2,365,980

14,626,243	Banco Comercial Portugues SA – Class R * (a)	1,731,006

299,333	CTT-Correios de Portugal SA * (a)	933,378

45,154	EDP Renovaveis SA	772,403

2,393,765	EDP – Energias de Portugal SA (a)	12,168,867

1,298,781	Galp Energia SGPS SA	13,946,505

405,394	Jeronimo Martins SGPS SA	6,671,587

315,464	Mota-Engil SGPS SA * (a)	594,849

456,574	Navigator Co SA (The) *	1,207,164

577,598	NOS SGPS SA	2,339,377

439,312	REN – Redes Energeticas Nacionais SGPS SA	1,278,988

32,033	Semapa-Sociedade de Investimento e Gestao	292,742

2,840,157	Sonae SGPS SA	2,027,274

	Total Portugal	46,330,120

	Qatar — 0.1%

614,884	Doha Bank QPSC *	402,243

96,259	Qatar Electricity & Water Co QSC	454,567

233,224	Qatar Insurance Co SAQ	136,242

1,154,582	Qatar National Bank QPSC	5,705,027

Shares	Description	Value ($)

	Qatar — continued

456,982	Qatar National Cement Co QSC	500,360

	Total Qatar	7,198,439

	Russia — 4.1%

11,470,560	Alrosa PJSC	10,196,277

1,093,600	Credit Bank of Moscow PJSC *	90,597

332,670	Detsky Mir PJSC	523,125

32,132	Etalon Group Plc GDR (Registered)	51,177

274,020,000	Federal Grid Co Unified Energy System PJSC	722,886

98,260	Gazprom Neft PJSC	422,336

1,841,420	Gazprom PJSC	4,497,793

289,198	Globaltrans Investment Plc Sponsored GDR (Registered)	1,789,360

276,114,000	Inter RAO UES PJSC	19,450,004

40,121	LSR Group PJSC	425,578

219,378	LSR Group PJSC GDR (Registered)	460,763

286,278	LUKOIL PJSC	19,227,592

674,441	LUKOIL PJSC Sponsored ADR	46,146,665

193,870	M.Video PJSC	1,475,524

3,072,300	Magnitogorsk Iron & Steel Works PJSC	1,560,183

158,695	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	1,073,002

1,101,087	MMC Norilsk Nickel PJSC ADR	28,897,580

238,535	Mobile TeleSystems PJSC Sponsored ADR	2,223,146

4,279,560	Moscow Exchange MICEX-RTS PJSC	7,913,657

69,302	Novatek PJSC Sponsered GDR (Registered)	10,345,612

136,890	Novolipetsk Steel PJSC	285,548

714,258	Novolipetsk Steel PJSC GDR	14,884,825

88,819	PhosAgro PJSC GDR (Registered)	1,051,083

47,764	Polymetal International Plc (b)	1,277,103

137,513	Polymetal International Plc (b)	3,731,809

14,449	Polyus PJSC GDR (Registered)	1,768,196

71,492	QIWI Plc Sponsored ADR	1,284,711

329,330	Raspadskaya OJSC	509,870

169,895,000	ROSSETI PJSC	3,341,779

30,090	Safmar Financial Investment *	214,411

1,128,600	Sberbank of Russia PJSC Sponsored ADR *	13,560,891

333,627	Severstal PJSC GDR (Registered)	4,214,848

12,247,000	Surgutneftegas PJSC	6,057,148

2,664,102	Surgutneftegas PJSC Sponsored ADR	13,317,156

17,478	Tatneft PJSC	128,687

482,178	Tatneft PJSC Sponsored ADR	21,634,756

93,992	TCS Group Holding Plc GDR (Registered)	2,314,779

29,094,000	Unipro PJSC	1,059,327

376,156	VTB Bank PJSC GDR (Registered) *	340,692

	Total Russia	248,470,476

52	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Saudi Arabia — 0.0%

1,827	Al Rajhi Bank	31,597

1,659	Samba Financial Group	12,180

	Total Saudi Arabia	43,777

	Singapore — 1.2%

310,300	Accordia Golf Trust	165,176

381,300	AEM Holdings Ltd	1,127,153

717,200	Ascendas Real Estate Investment Trust	1,747,377

737,900	Asian Pay Television Trust	70,491

859,000	CapitaLand Commercial Trust (REIT)	1,059,117

380,900	CapitaLand Ltd	774,455

220,700	City Developments Ltd	1,300,507

1,325,900	ComfortDelGro Corp Ltd	1,439,132

1,403,400	DBS Group Holdings Ltd	21,507,057

583,100	First Real Estate Investment Trust	211,858

1,160,899	Japfa Ltd	532,586

46,300	Jardine Cycle & Carriage Ltd	644,317

253,900	Keppel DC (REIT)	542,547

1,338,600	Mapletree Industrial Trust (REIT)	2,995,899

376,200	Mapletree Logistics Trust (REIT)	571,603

2,002,000	Mapletree North Asia Commercial Trust (REIT)	1,380,910

865,500	Sasseur Real Estate Investment Trust	492,540

522,200	Silverlake Axis Ltd	122,662

591,000	Singapore Exchange Ltd	3,737,215

184,000	Sino Grandness Food Industry Group Ltd *	2,971

142,300	SPH (REIT)	90,902

545,400	StarHub Ltd	488,701

135,300	United Overseas Bank Ltd	1,940,040

412,000	Venture Corp Ltd	6,004,592

228,500	Wilmar International Ltd	731,052

28,840,451	Yangzijiang Shipbuilding Holdings Ltd	19,374,899

1,521,100	Yanlord Land Group Ltd	1,351,140

	Total Singapore	70,406,899

	South Africa — 1.6%

2,897,168	Absa Group Ltd	13,122,396

39,768	AECI Ltd	196,880

35,115	Anglo American Platinum Ltd	2,615,467

179,067	Aspen Pharmacare Holdings Ltd *	1,430,014

231,791	Astral Foods Ltd	1,819,061

25,692	AVI Ltd	104,394

546,959	Barloworld Ltd	1,918,522

9,920	BID Corp Ltd	163,303

1,638,767	Blue Label Telecoms Ltd *	308,345

8,807	Capitec Bank Holdings Ltd	432,284

100,566	Clicks Group Ltd	1,361,081

117,947	Discovery Ltd	839,412

896,766	Emira Property Fund Ltd (REIT)	287,154

Shares	Description	Value ($)

	South Africa — continued

677,085	FirstRand Ltd	1,506,525

266,728	Foschini Group Ltd (The)	1,200,576

17,882	Gold Fields Ltd	234,022

185,900	Gold Fields Ltd Sponsored ADR	2,422,277

2,933,214	Growthpoint Properties Ltd (REIT)	2,112,809

315,643	Imperial Logistics Ltd	642,608

349,687	Investec Ltd	648,178

433,335	Kumba Iron Ore Ltd	13,579,675

350,319	Lewis Group Ltd	365,104

437,912	Liberty Holdings Ltd	1,563,006

828,587	Motus Holdings Ltd *	1,342,601

613,426	Mr Price Group Ltd	4,180,338

70,066	Murray & Roberts Holdings Ltd	22,731

63,139	Naspers Ltd – N Shares	11,512,432

174,178	Nedbank Group Ltd	982,395

1,347,624	Netcare Ltd	996,468

8,911,491	Old Mutual Ltd	5,868,121

180,695	Rand Merchant Investment Holdings Ltd	319,398

67,887	Remgro Ltd	349,821

531,813	Reunert Ltd	962,923

3,656,657	RMB Holdings Ltd	264,213

2,373,710	Sanlam Ltd	7,650,001

38,934	Santam Ltd	561,154

88,670	Sappi Ltd *	116,488

42,412	Shoprite Holdings Ltd	276,666

57,029	Standard Bank Group Ltd	354,130

2,805,157	Telkom SA SOC Ltd	3,754,780

25,373	Tiger Brands Ltd	257,488

1,190,440	Truworths International Ltd	2,131,935

267,529	Tsogo Sun Gaming Ltd	57,419

202,195	Vodacom Group Ltd	1,521,968

254,805	Wilson Bayly Holmes-Ovcon Ltd	1,665,544

	Total South Africa	94,022,107

	South Korea — 2.9%

80,823	Aekyung Petrochemical Co Ltd	461,523

29,624	Aju Capital Co Ltd	293,828

272	Alteogen Inc *	47,700

10,075	BNK Financial Group Inc	43,002

2,924	Bukwang Pharmaceutical Co Ltd	93,041

418	Celltrion Pharm Inc *	38,960

5,986	Daou Data Corp	68,117

120,362	DB HiTek Co Ltd	3,600,914

53,499	DB Insurance Co Ltd	1,963,425

2,789	DongKook Pharmaceutical Co Ltd (d)	382,537

1,700	Dongwha Pharm Co Ltd	33,491

508,750	Dongwon Development Co Ltd	1,641,302

5,018	Doosan Fuel Cell Co Ltd *	175,196

3,730	Eone Diagnomics Genome Center Co Ltd *	48,822

See accompanying notes to the financial statements.	53

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

819	Genexine Co Ltd *	123,595

17,167	GS Home Shopping Inc	1,688,245

1,213,290	Hana Financial Group Inc	28,715,182

66,170	Hankook Tire & Technology Co Ltd	1,639,402

41,996	Huons Co Ltd	2,559,647

12,869	Hy-Lok Corp	127,126

32,350	Hyundai Home Shopping Network Corp	1,776,991

19,036	Hyundai Mobis Co Ltd	3,562,491

20,533	Hyundai Motor Co	3,024,008

35,847	Il Dong Pharmaceutical Co Ltd *	555,670

611,185	Industrial Bank of Korea	4,152,153

145,130	JB Financial Group Co Ltd	523,452

168,733	KB Financial Group Inc	5,235,042

24,424	KEPCO Plant Service & Engineering Co Ltd	570,972

1,043,094	Kia Motors Corp	37,098,997

96,499	Korea Asset In Trust Co Ltd	289,602

45,196	Korea Autoglass Corp	545,965

77,408	Korean Reinsurance Co	477,767

54,900	KT Corp Sponsored ADR	540,216

3,095	KT Skylife Co Ltd	22,165

171,063	KT&G Corp	11,961,046

121,754	LF Corp	1,309,979

12,064	LG Electronics Inc	853,375

11,731	LOTTE Himart Co Ltd	296,109

370	MedPacto Inc *	32,872

28,523	Mirae Asset Life Insurance Co Ltd	89,925

680	NCSoft Corp	471,764

3,965	NHN KCP Corp	239,421

3,358	Pharmicell Co Ltd *	63,164

39,687	S&T Motiv Co Ltd	1,832,303

72,595	Samjin Pharmaceutical Co Ltd	1,779,270

98,066	Samsung Electronics Co Ltd	4,452,799

6,055	Sangsangin Co Ltd	30,514

8,508	Sebang Global Battery Co Ltd	195,333

1,891	Seegene Inc	420,223

668,285	Shinhan Financial Group Co Ltd	16,632,913

136,710	SK Hynix Inc	8,639,520

20,948	SK Telecom Co Ltd	4,367,692

545,241	SK Telecom Co Ltd Sponsored ADR	12,524,186

33,965	SL Corp	342,892

180	Taekwang Industrial Co Ltd	99,939

234,972	Woori Financial Group Inc	1,669,634

22,427	Yuhan Corp	1,263,634

	Total South Korea	171,689,053

	Spain — 1.5%

35,547	Acerinox SA *	288,643

102,059	ACS Actividades de Construccion y Servicios SA	2,497,390

Shares	Description	Value ($)

	Spain — continued

148,984	Aena SME SA *	22,242,718

168,483	Almirall SA *	1,853,459

95,717	Amadeus IT Group SA	5,377,115

424,260	Banco Bilbao Vizcaya Argentaria SA	1,242,446

1,197,665	Banco Santander SA	2,666,516

169,561	Cia de Distribucion Integral Logista Holdings SA	3,006,586

18,599	Ebro Foods SA	456,592

30,792	eDreams ODIGEO SA * (a)	83,289

47,092	Enagas SA	1,153,175

784,912	Endesa SA	21,788,940

159,818	Faes Farma SA	632,840

469,488	Iberdrola SA	5,923,471

241,643	Industria de Diseno Textil SA	6,794,330

584,439	Mediaset Espana Comunicacion SA * (a)	1,941,953

345,125	Red Electrica Corp SA	6,605,051

481	Repsol SA	3,800

1,488,985	Unicaja Banco SA *	1,070,855

55,333	Viscofan SA	4,093,827

	Total Spain	89,722,996

	Sweden — 0.6%

222,646	Betsson AB *	1,863,940

86,514	Bilia AB – A Shares *	1,027,481

10,344	Bufab AB *	139,953

21,441	Humana AB *	150,626

115,492	Inwido AB *	1,150,118

25,747	Lindab International AB	414,985

19,900	New Wave Group AB – B Shares *	107,867

94,061	Nobia AB *	607,608

288,746	Skanska AB – B Shares *	5,872,458

21,996	SKF AB – B Shares	439,952

97,827	Swedish Match AB	7,429,956

51,593	Volvo AB – A Shares *	1,000,911

984,113	Volvo AB – B Shares *	18,850,126

	Total Sweden	39,055,981

	Switzerland — 0.8%

7,385	ALSO Holding AG (Registered) *	2,000,989

3,046	Banque Cantonale Vaudoise (Registered)	325,297

10,637	BKW AG	1,042,440

6,040	Bobst Group SA (Registered)	391,074

15,349	Galenica AG	1,102,121

119	Gurit Holding AG	225,164

3,931	Huber + Suhner AG (Registered)	305,182

2,987	Kardex Holding AG (Registered)	620,708

7,711	Mobilezone Holding AG (Registered)	83,484

3,278	Nestle SA (Registered)	394,826

68,076	Novartis AG (Registered)	5,867,266

5,689	Orior AG	492,259

54	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

2,155	Partners Group Holding AG	2,195,317

31,309	Roche Holding AG	10,983,238

63,838	Roche Holding AG – Genusschein	22,331,732

5,700	Vetropack Holding AG (Registered) *	357,759

4,039	Wizz Air Holdings Plc *	209,513

6,347	Zehnder Group AG – Class RG	328,517

	Total Switzerland	49,256,886

	Taiwan — 5.5%

302,000	Ability Enterprise Co Ltd	130,726

33,000	Accton Technology Corp	263,166

8,000	Acter Group Corp Ltd	55,783

151,000	Alchip Technologies Ltd	2,715,794

50,000	Amazing Microelectronic Corp	138,942

2,000	ASPEED Technology Inc	81,690

1,651,672	Asustek Computer Inc	13,678,752

65,000	Aten International Co Ltd	187,057

3,226,000	Catcher Technology Co Ltd	22,023,231

1,210,000	Cathay Financial Holding Co Ltd	1,643,460

1,126,525	Chailease Holding Co Ltd	4,975,721

1,738,660	Chicony Electronics Co Ltd	5,244,995

120,000	Chicony Power Technology Co Ltd	302,466

4,634,000	China Development Financial Holding Corp	1,351,468

226,400	China Motor Corp	328,600

390,000	Chong Hong Construction Co Ltd	1,113,915

3,083,000	Coretronic Corp	3,672,114

14,796,000	CTBC Financial Holding Co Ltd	9,564,539

61,000	Depo Auto Parts Ind Co Ltd	103,040

78,000	Elan Microelectronics Corp	377,958

608,000	Elite Material Co Ltd	3,521,433

593,000	Elitegroup Computer Systems Co Ltd *	282,596

496,000	Farglory Land Development Co Ltd	810,988

465,720	Feng TAY Enterprise Co Ltd	2,710,947

2,093,000	FLEXium Interconnect Inc	8,978,384

244,000	Formosa Advanced Technologies Co Ltd	290,971

247,000	Formosa Plastics Corp	659,747

1,122,000	Formosa Taffeta Co Ltd	1,209,591

1,162,000	Foxconn Technology Co Ltd	2,066,777

3,885,000	Fubon Financial Holding Co Ltd	5,672,703

1,875,000	Gigabyte Technology Co Ltd	5,416,932

5,516,000	Grand Pacific Petrochemical *	3,609,724

1,518,580	Great Wall Enterprise Co Ltd	2,341,272

121,000	Holiday Entertainment Co Ltd	261,119

648,000	Holtek Semiconductor Inc	1,408,644

21,534,600	Hon Hai Precision Industry Co Ltd	56,478,536

455,000	Huaku Development Co Ltd	1,390,325

96,142	IBF Financial Holdings Co Ltd	37,892

389,980	IEI Integration Corp	607,666

33,660	Innodisk Corp	182,070

Shares	Description	Value ($)

	Taiwan — continued

78,000	International Games System Co Ltd	2,336,949

159,000	Kung Long Batteries Industrial Co Ltd	752,441

518,000	Lite-On Semiconductor Corp *	689,962

1,401,000	Lite-On Technology Corp	2,218,645

26,000	Lotes Co Ltd	378,694

160,000	MediaTek Inc	3,025,577

3,800	Mercuries & Associates Holding Ltd	3,214

2,002,088	Mercuries Life Insurance Co Ltd *	642,575

600,000	Merry Electronics Co Ltd	3,144,044

760,000	Micro-Star International Co Ltd	3,508,676

2,316,368	Mitac Holdings Corp	2,282,686

400,000	Nantex Industry Co Ltd	640,708

21,000	Nichidenbo Corp	32,383

2,195,000	Novatek Microelectronics Corp	17,958,653

1,603,000	Pegatron Corp	3,409,697

323,000	Phison Electronics Corp	3,042,545

12,739,566	Pou Chen Corp	12,036,501

2,672,000	Qisda Corp	1,693,514

1,275,000	Quanta Computer Inc	3,341,728

637,000	Quanta Storage Inc	952,523

7,790,020	Radiant Opto-Electronics Corp	28,605,900

29,000	Sheng Yu Steel Co Ltd	17,810

3,424	Shin Zu Shing Co Ltd	17,610

200,000	Shinkong Insurance Co Ltd	240,530

3,000	Silergy Corp.	190,302

707,400	Simplo Technology Co Ltd	8,065,492

99,000	Sitronix Technology Corp	486,377

136,000	Soft-World International Corp	426,379

141,000	Standard Chemical & Pharmaceutical Co Ltd	189,947

2,043,000	Sunplus Technology Co Ltd *	862,310

610,000	Syncmold Enterprise Corp	1,720,290

1,123,000	Taiwan PCB Techvest Co Ltd	1,622,699

1,562,000	Taiwan Semiconductor Manufacturing Co Ltd	22,766,266

311,750	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	24,706,187

28,000	Thinking Electronic Industrial Co Ltd	104,030

516,264	TOPBI International Holdings Ltd	616,738

432,064	Topco Scientific Co Ltd	1,765,332

133,000	Topkey Corp	827,864

659,000	Transcend Information Inc	1,479,366

541,000	Tripod Technology Corp	2,136,179

301,681	United Integrated Services Co Ltd	2,115,719

176,000	Wah Lee Industrial Corp	339,321

68,000	Wiwynn Corp	1,813,901

493,000	Youngtek Electronics Corp	971,021

4,986,800	Yuanta Financial Holding Co Ltd	3,126,259

19,000	Yulon Nissan Motor Co Ltd	159,298

	Total Taiwan	333,356,576

See accompanying notes to the financial statements.	55

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Thailand — 0.1%

412,800	Bangkok Bank Pcl NVDR	1,415,931

16,976,500	Beauty Community Pcl NVDR	751,974

176,000	Hana Microelectronics Pcl NVDR	224,723

38,000	Kasikornbank Pcl NVDR	103,312

58,900	Kiatnakin Phatra Bank Pcl NVDR	75,429

453,000	Krung Thai Bank Pcl NVDR	139,584

417,600	Origin Property Pcl NVDR *	99,344

363,200	Pruksa Holding Pcl (Foreign Registered)	135,524

1,515,300	Pruksa Holding Pcl NVDR	565,415

849,700	SC Asset Corp Pcl (Foreign Registered)	62,201

187,100	Siam Commercial Bank Pcl NVDR (The)	437,604

207,800	Somboon Advance Technology Pcl NVDR	80,007

222,500	SPCG Pcl NVDR	127,971

1,073,525	Supalai Pcl (Foreign Registered)	580,771

642,100	Supalai Pcl NVDR	347,372

1,320,900	Thai Beverage Pcl	596,144

237,500	Thai Vegetable Oil Pcl NVDR	206,140

125,000	Thanachart Capital Pcl NVDR	129,438

21,000	Tisco Financial Group Pcl NVDR	45,542

499,600	TTW Pcl NVDR	214,888

985,600	Univentures Pcl NVDR	91,183

	Total Thailand	6,430,497

	Turkey — 0.7%

296,229	Aksa Akrilik Kimya Sanayii AS	270,386

2,364,047	Aselsan Elektronik Sanayi Ve Ticaret AS	5,241,348

30,088	BIM Birlesik Magazalar AS	278,166

1,963,347	Dogan Sirketler Grubu Holding AS	561,948

88,885	Dogus Otomotiv Servis ve Ticaret AS *	178,086

16,639,372	Emlak Konut Gayrimenkul Yatirim Ortakligi AS (REIT)	3,993,463

1,801,090	Enerjisa Enerji AS	2,001,913

4,496,462	Eregli Demir ve Celik Fabrikalari TAS	5,342,144

389,210	Goodyear Lastikleri TAS *	251,452

4,424,175	KOC Holding AS	8,971,927

160,207	Koza Altin Isletmeleri AS *	1,699,687

331,740	Koza Anadolu Metal Madencilik Isletmeleri AS *	581,333

338,429	Ozak Gayrimenkul Yatirim Ortakligi (REIT) *	172,899

691,034	Selcuk Ecza Deposu Ticaret ve Sanayi AS	752,678

513,553	Soda Sanayii AS	478,032

44,633	Tofas Turk Otomobil Fabrikasi AS	137,085

47,429	Turkcell Iletisim Hizmetleri AS	92,204

2,559,623	Turkiye Garanti Bankasi AS *	2,356,724

11,011,220	Turkiye Is Bankasi – Class C *	7,376,934

2,381,691	Turkiye Vakiflar Bankasi TAO –Class D *	1,321,609

	Total Turkey	42,060,018

Shares	Description	Value ($)

	United Arab Emirates — 0.1%

165,029	Abu Dhabi Islamic Bank PJSC	179,463

555,151	Dubai Islamic Bank PJSC	618,037

264,256	Emaar Malls PJSC *	99,759

7,247,023	Emaar Properties PJSC *	5,666,278

72,193	Emirates NBD Bank PJSC	211,796

	Total United Arab Emirates	6,775,333

	United Kingdom — 5.2%

1,907,813	3i Group Plc	23,444,170

119,958	888 Holdings Plc	317,025

149,420	Aggreko Plc	941,139

173,442	Alliance Pharma Plc	170,379

255,901	Anglo American Plc	6,288,689

24,458	Ashtead Group Plc	848,022

138,411	AVEVA Group Plc	9,350,290

36,801	Bank of Georgia Group Plc *	456,531

2,777,344	Barratt Developments Plc	19,394,469

194,361	Bellway Plc	6,174,405

235,005	Berkeley Group Holdings Plc (The)	14,202,162

46,102	Biffa Plc	125,135

305,413	British American Tobacco Plc	10,293,951

431,400	British American Tobacco Plc Sponsored ADR	14,568,378

1,725,006	Centamin Plc	4,845,839

67,876	CMC Markets Plc	290,973

160,465	Coca-Cola HBC AG *	4,262,478

459,102	Compass Group Plc	7,429,166

125,251	Computacenter Plc	3,405,178

11,288	Cranswick Plc	559,538

39,919	Daily Mail & General Trust Plc – Class A	346,112

10,462	Dart Group Plc	98,797

7,138	Diploma Plc	184,205

159,894	Dixons Carphone Plc	197,805

183,792	Dunelm Group Plc	3,496,415

216,356	Electrocomponents Plc	1,957,307

32,661	EMIS Group Plc	446,914

50,876	Ferguson Plc	4,989,174

1,685,313	Ferrexpo Plc	4,141,400

330,675	Frasers Group Plc *	1,538,886

12,942	Games Workshop Group Plc	1,590,246

72,433	Go-Ahead Group Plc (The)	633,647

23,959	Greggs Plc	452,631

44,279	Halfords Group Plc	97,591

566,400	HSBC Holdings Plc	2,455,488

439,925	IG Group Holdings Plc	4,581,224

48,552	IMI Plc	675,566

354,821	Inchcape Plc *	2,390,237

367,728	Indivior Plc *	583,547

47,755	Intermediate Capital Group Plc	864,489

56	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

1,203,651	International Consolidated Airlines Group SA (a)	3,225,363

94,492	International Personal Finance Plc	86,399

860,553	J Sainsbury Plc	2,114,467

735,282	JD Sports Fashion Plc	7,075,969

210,935	John Laing Group Plc	812,724

638,946	Kingfisher Plc	2,323,573

3,222,696	Legal & General Group Plc	9,263,418

42,060	McBride Plc	33,918

60,526	Meggitt Plc	233,091

29,588	Micro Focus International Plc	117,384

224,536	Mitchells & Butlers Plc *	516,175

40,505	Mondi Plc	796,988

114,125	Morgan Advanced Materials Plc	353,700

89,199	Morgan Sindall Group Plc	1,501,250

438,158	National Express Group Plc	742,515

60,616	Next Plc	4,856,973

43,985	Numis Corp Plc	171,146

107,454	OneSavings Bank Plc	437,342

183,486	Paragon Banking Group Plc	871,357

198,993	Pennon Group Plc	2,658,744

1,036,955	Persimmon Plc	36,032,358

663,950	Pets at Home Group Plc	2,589,191

388,590	Plus500 Ltd	7,562,341

453,211	Premier Foods Plc *	509,093

1,673,140	QinetiQ Group Plc	6,474,812

119,023	Redde Northgate Plc	299,071

292,776	Royal Dutch Shell Plc – A Shares (a)	4,350,989

110,094	Royal Dutch Shell Plc – B Shares	1,548,880

1,059,100	Royal Dutch Shell Plc – Class B Sponsored ADR	29,760,710

293,385	Sirius Real Estate Ltd	293,444

44,800	Smith & Nephew Plc Sponsored ADR	1,821,120

88,205	Smiths Group Plc	1,637,137

143,981	Softcat Plc	2,666,511

821,665	Spirent Communications Plc	3,228,132

194,687	Stock Spirits Group Plc	563,563

1,373,441	Tate & Lyle Plc	12,452,847

166,849	TI Fluid Systems Plc *	352,998

6,484	Ultra Electronics Holdings Plc	199,798

268,909	Vesuvius Plc	1,446,491

214,687	WM Morrison Supermarkets Plc	549,373

	Total United Kingdom	311,620,953

	United States — 12.9%

11,100	1st Source Corp.	382,395

160,400	Acacia Communications, Inc. *	10,823,792

417,600	ACCO Brands Corp.	2,706,048

172,700	Acushnet Holdings Corp. (a) (c)	6,094,583

35,600	Adtalem Global Education, Inc. * (a)	1,181,920

Shares	Description	Value ($)

	United States — continued

93,700	ADTRAN, Inc.	1,039,133

219,396	Advanced Disposal Services, Inc. * (c)	6,610,401

6,400	AGCO Corp.	455,040

46,900	AgroFresh Solutions, Inc. *	116,312

84,300	Allscripts Healthcare Solutions, Inc. *	752,799

61,800	Alpha & Omega Semiconductor Ltd. *	837,390

19,400	Amalgamated Bank – Class A	228,338

6,400	American Equity Investment Life Holding Co.	153,024

73,794	American Express Co. (a)	7,496,732

14,700	American Public Education, Inc. *	462,168

7,300	American Vanguard Corp.	103,295

31,500	Amkor Technology, Inc. * (a)	384,143

54,200	Amneal Pharmaceuticals, Inc. * (a)	222,762

49,700	AngioDynamics, Inc.*	465,440

2,200	Applied Industrial Technologies, Inc.	132,462

31,244	Applied Materials, Inc.	1,924,630

28,400	ArcBest Corp.	960,488

31,600	Arcosa, Inc.	1,462,764

30,900	Arcus Biosciences, Inc. * (a)	735,420

152,100	Arlo Technologies, Inc. *	871,533

2,900	Arrow Financial Corp.	83,085

30,400	Associated Banc-Corp.	408,576

18,900	Atlas Air Worldwide Holdings, Inc. *	1,065,771

1,700	ATN International, Inc.	98,600

82,500	AutoNation, Inc. *	4,690,950

44,600	Avaya Holdings Corp. *	692,192

108,100	Avient Corp.	2,758,712

14,100	Avnet, Inc.	387,891

4,700	Axcelis Technologies, Inc. *	111,061

29,900	AZZ, Inc.	1,038,427

12,900	BankFinancial Corp.	93,654

4,100	Bar Harbor Bankshares	83,066

11,700	Bassett Furniture Industries, Inc.	147,420

9,830	Bel Fuse, Inc. – Class B	118,157

173,800	Benchmark Electronics, Inc.	3,408,218

11,700	BI-LO Pty Ltd. (e)	719,550

119,200	Big Lots, Inc.	5,620,280

135,000	Bloomin’ Brands, Inc. (a)	1,935,900

3,200	Booking Holdings, Inc. * (a)	6,113,440

184,500	BorgWarner, Inc.	7,488,855

22,000	Boston Private Financial Holdings, Inc.	130,680

138,300	Brady Corp. – Class A	6,484,887

8,000	Bridge Bancorp, Inc.	160,080

48,100	Brightsphere Investment Group, Inc.	666,666

137,000	Brinker International, Inc.	6,170,480

78	Bristol-Myers Squibb Co.	4,852

15,300	Brookline Bancorp, Inc.	146,880

168,100	Builders FirstSource, Inc. * (c)	5,147,222

5,100	Cabot Corp.	188,751

See accompanying notes to the financial statements.	57

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

21,400	Calix, Inc. *	416,230

13,300	Camden National Corp.	434,312

13,300	Carriage Services, Inc.	294,462

41,500	Cars.com, Inc. *	360,220

6,800	Cathay General Bancorp	167,892

49,400	CBIZ, Inc. *	1,201,408

46,400	Cedar Realty Trust, Inc. (REIT)	38,985

12,600	Central Garden & Pet Co. *	512,694

37,600	Central Garden & Pet Co. – Class A *	1,397,216

7,010	Century Bancorp, Inc. – Class A	493,854

6,700	Cerence, Inc. *	356,440

4,500	CEVA, Inc. *	190,125

138,984	Charles Schwab Corp. (The) (a)	4,938,102

191,324	Cheesecake Factory, Inc. (The) (a)	5,649,798

61,000	Chevron Corp. (a) (c)	5,119,730

11,860	Civista Bancshares, Inc.	158,331

38,771	Clarus Corp.	488,127

8,600	CNB Financial Corp.	137,170

5,100	Commercial Metals Co.	106,437

8,500	Community Trust Bancorp, Inc.	274,295

49,200	Computer Programs & Systems, Inc.	1,346,112

125,600	Comtech Telecommunications Corp.	2,084,960

79,800	Consolidated Communications Holdings, Inc. *	620,844

25,600	Cooper Tire & Rubber Co.	884,992

47,100	Core-Mark Holding Co., Inc.	1,574,082

445,500	CoreCivic, Inc. (REIT)	4,147,605

236,600	CorePoint Lodging, Inc. (REIT)	1,343,888

165,881	Corteva, Inc.	4,735,903

33,100	Covetrus, Inc. * (a)	758,321

19,500	CRA International, Inc.	828,945

42,000	CSG Systems International, Inc.	1,787,940

22,600	CTS Corp.	472,340

31,600	Curo Group Holdings Corp.	243,320

38,700	CytomX Therapeutics, Inc. *	282,510

32,700	Deluxe Corp.	928,680

191,200	Designer Brands, Inc. – Class A (a)	1,347,960

94,300	DHI Group, Inc. *	229,149

2,600	Diamond Hill Investment Group, Inc.	322,166

92,800	Dick’s Sporting Goods, Inc. (a)	5,022,336

44,300	Digi International, Inc. * (a)	603,366

57,800	Dime Community Bancshares, Inc.	745,620

1,097,100	Discovery, Inc. – Class C *	21,909,087

4,047	Donegal Group, Inc. – Class A	58,398

125,500	Donnelley Financial Solutions, Inc. *	1,367,950

68,000	DSP Group, Inc. *	975,120

23,000	Ducommun, Inc. *	859,510

105,700	Ellington Financial, Inc. (REIT)	1,317,022

24,500	Employers Holdings, Inc.	798,210

5,600	Enanta Pharmaceuticals, Inc. * (a)	292,264

Shares	Description	Value ($)

	United States — continued

46,800	Encore Capital Group, Inc. * (a)	2,149,992

6,400	Encore Wire Corp.	330,304

502,900	Endo International Plc * (a)	1,513,729

5,200	Energizer Holdings, Inc.	240,708

39,700	Ennis, Inc.	727,701

188,625	Enova International, Inc. *	3,221,715

9,200	EnPro Industries, Inc.	538,384

138,118	EOG Resources, Inc.	6,262,270

11,700	ePlus, Inc. *	897,624

1,288,200	ESC NII Holdings, Inc. (e)	2,383,170

7,400	Escalade, Inc.	134,162

8,300	ESSA Bancorp, Inc. (a)	106,240

36,800	Essent Group Ltd.	1,313,760

140,800	Ethan Allen Interiors, Inc.	2,004,992

51,300	Evolution Petroleum Corp.	140,049

161,100	Federal Signal Corp.	5,174,532

104,700	Federated Hermes, Inc.	2,503,377

27,100	FedNat Holding Co.	230,079

20,130	Financial Institutions, Inc.	346,840

12,826	First Community Bankshares, Inc.	246,772

9,900	First Financial Corp.	340,461

7,900	First Financial Northwest, Inc.	75,682

176,000	FirstEnergy Corp. (f)	5,031,845

166,800	Flagstar Bancorp, Inc.	5,240,856

13,100	FONAR Corp. *	332,347

27,000	FutureFuel Corp.	326,700

229,700	GCI Liberty, Inc. – Class A * (c)	18,555,166

11,800	Genesco, Inc. *	230,100

62,400	Genie Energy Ltd. – Class B	551,616

2,386,011	Genworth Financial, Inc. – Class A * (a)	7,205,753

285,000	GEO Group, Inc. (REIT)	3,180,600

7,800	Gibraltar Industries, Inc. * (a)	487,071

31,100	Gorman-Rupp Co. (The)	993,645

500	Graham Holdings Co. – Class B	213,975

5,600	Great Southern Bancorp, Inc.	215,824

74,200	Greif, Inc. – Class A	2,734,270

103,300	Griffon Corp.	2,244,709

11,000	Gritstone Oncology, Inc. * (a)	36,410

98,000	Group 1 Automotive, Inc. (a)	8,471,120

57,800	Grubhub, Inc. *	4,181,830

86,600	H&R Block, Inc. (a)	1,255,700

59,600	Hasbro, Inc. (a)	4,704,824

84,600	Haverty Furniture Cos, Inc.	1,786,752

4,700	Hawkins, Inc.	236,034

2,100	HB Fuller Co.	101,157

19,700	HealthStream, Inc. *	408,086

2,700	Heartland Financial USA, Inc.	92,961

33,700	HEICO Corp. – Class A	3,012,106

22,500	Heidrick & Struggles International, Inc.	486,675

58	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

5,800	Heritage Financial Corp.	115,652

194,936	Herman Miller, Inc. (c)	4,645,325

51,475	Hilltop Holdings, Inc.	1,060,385

55,772	Hilton Worldwide Holdings, Inc.	5,039,558

41,200	HNI Corp.	1,312,220

29,000	Honeywell International, Inc.	4,800,950

8,300	Hub Group, Inc. – Class A *	446,872

5,700	Hurco Cos, Inc.	161,196

7,600	Huron Consulting Group, Inc. *	329,688

37,700	Hyster-Yale Materials Handling, Inc. (a)	1,520,818

27,100	IDT Corp. – Class B *	176,692

231,760	iHeartMedia, Inc. – Class A *	2,136,827

30,500	Illinois Tool Works, Inc. (a)	6,025,275

1,200	Independence Holding Co.	42,000

23,163	Independent Bank Corp.	345,360

52,600	Information Services Group, Inc. *	108,093

27,962	Ingles Markets, Inc. – Class A	1,129,665

75,400	Innospec, Inc.	5,631,626

19,100	Inogen, Inc. *	577,393

122,000	Insight Enterprises, Inc. * (a)	7,296,210

8,700	Insteel Industries, Inc.	160,428

27,300	Integer Holdings Corp. *	1,890,798

34,300	Inter Parfums, Inc.	1,532,181

35,000	Interface, Inc. (a)	264,600

51,675	International Bancshares Corp.	1,631,896

415,500	Investors Bancorp, Inc.	3,220,125

135,270	JELD-WEN Holding, Inc. *	2,847,433

17,800	Johnson Outdoors, Inc. – Class A (c)	1,525,638

30,400	Kelly Services, Inc. – Class A	577,296

38,300	Kimball Electronics, Inc. *	516,475

89,400	Kimball International, Inc. – Class B	1,002,174

36,700	Knoll, Inc.	472,329

24,900	Koppers Holdings, Inc. *	599,094

5,000	Kronos Worldwide, Inc.	62,450

4,300	Kulicke & Soffa Industries, Inc.	103,114

5,400	L B Foster Co. – Class A *	80,730

73,400	La-Z-Boy, Inc.	2,385,500

6,700	Lakeland Financial Corp.	306,123

39,435	Laredo Petroleum, Inc. * (a)	644,762

98,504	Las Vegas Sands Corp.	4,995,138

12,800	LCNB Corp.	187,648

17,600	Leaf Group Ltd. *	85,536

177,800	Liberty Broadband Corp.– Class C * (a) (c)	24,908,002

35,976	Liberty Global Plc – Class A *	840,759

662,300	Liberty Media Corp.-Liberty SiriusXM –Class C * (c)	23,839,488

13,200	Liberty Oilfield Services, Inc. – Class A	85,140

289,400	Liberty TripAdvisor Holdings, Inc. –Class A *	810,320

48,400	Livongo Health, Inc. *	6,645,320

Shares	Description	Value ($)

	United States — continued

87,800	Luminex Corp.	2,343,382

177,800	Lyft, Inc. – Class A * (a)	5,275,326

23,355	Macatawa Bank Corp.	170,959

80,330	Macquarie Infrastructure Corp.	2,250,847

52,600	Marchex, Inc. – Class B *	94,154

4,894	Markel Corp. * (a)	5,318,946

5,700	Marlin Business Services Corp. (a)	38,190

17,430	Masonite International Corp *	1,591,185

71,600	Materion Corp. (c)	3,908,644

52,100	Matrix Service Co. *	481,404

187,400	Maxim Integrated Products, Inc.	12,825,656

81,300	MDC Holdings, Inc. (a) (c)	3,526,794

1,000	Mercantile Bank Corp.	21,840

71,400	Meridian Bioscience, Inc. * (a)	1,009,596

115,100	Meritor, Inc. *	2,619,676

23,100	Methode Electronics, Inc.	653,961

27,570	MGM Growth Properties LLC – Class A (REIT)	773,890

96,304	Micron Technology, Inc. *	4,382,795

6,900	MicroStrategy, Inc. – Class A *	996,636

2,300	Minerals Technologies, Inc.	116,725

68,300	Modine Manufacturing Co. * (a)	462,391

88,700	Moog, Inc. – Class A (c)	5,347,723

51,600	Movado Group, Inc.	562,956

36,100	Mueller Industries, Inc.	1,072,170

35,300	National General Holdings Corp.	1,201,965

6,300	National Presto Industries, Inc.	566,559

31,400	Natus Medical, Inc. *	570,224

57,800	Nautilus, Inc. *	684,930

21,000	Neenah, Inc.	929,880

48,000	NETGEAR, Inc. *	1,600,800

6,600	NetScout Systems, Inc. *	152,724

582,500	Newmark Group, Inc. – Class A	2,580,475

35,600	NextGen Healthcare, Inc. *	472,056

840	NexTier Oilfield Solutions, Inc. *	2,117

4,737	Northrim BanCorp, Inc.	127,473

40,240	Northwest Bancshares, Inc.	406,826

11,800	Nu Skin Enterprises, Inc. – Class A	557,786

42,200	nVent Electric Plc	806,864

77,740	ODP Corp. (The)	1,817,561

129,300	OFG Bancorp	1,660,212

13,000	Old National Bancorp	181,740

16,800	Olympic Steel, Inc. (a)	184,800

13,700	OneSpan, Inc. *	295,235

500	Ooma, Inc. *	6,820

32,542	Oppenheimer Holdings, Inc. – Class A	795,001

57,800	OraSure Technologies, Inc.* (a)	677,416

168,500	Owens & Minor, Inc.	2,793,730

1,200	Park National Corp.	107,892

7,300	Park-Ohio Holdings Corp.	115,486

See accompanying notes to the financial statements.	59

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

139,200	Patterson Cos., Inc.	4,038,192

43,900	PC Connection, Inc. (a) (c)	1,944,331

347,500	PDL BioPharma, Inc. * (a)	1,164,125

64,400	Penn Virginia Corp. * (a)	735,448

1,650	Penns Woods Bancorp, Inc.	34,238

158,700	PennyMac Financial Services, Inc. (a)	8,366,664

309,800	PennyMac Mortgage Investment Trust (REIT)	5,309,972

110,900	Perdoceo Education Corp. *	1,593,633

227,161	PG&E Corp. *	2,103,511

12,900	Phibro Animal Health Corp. – Class A	276,834

54,800	Photronics, Inc. *	549,644

16,500	Plains GP Holdings LP – Class A *	120,615

1,900	Preformed Line Products Co.	103,379

12,500	Premier Financial Bancorp, Inc.	160,250

71,606	Premier Financial Corp.	1,308,600

142,200	Prestige Consumer Healthcare, Inc. *	5,180,346

36,600	Progress Software Corp.	1,386,774

12,100	Protective Insurance Corp. – Class B (a)	173,756

3,900	Providence Service Corp. (The) *	361,101

17,900	Quanex Building Products Corp.	300,899

57,700	Qurate Retail, Inc. – Series A *	637,585

170,800	Radian Group, Inc.	2,637,152

102,923	Raytheon Technologies Corp.	6,278,303

175,700	Realogy Holdings Corp.	1,946,756

12,600	Reliance Steel & Aluminum Co.	1,321,362

41,100	Renewable Energy Group, Inc. *	1,373,973

17,400	Rent-A-Center, Inc.	534,180

7,233	Republic Bancorp, Inc. – Class A	222,487

181,800	Resideo Technologies, Inc. *	2,428,848

43,000	Resources Connection, Inc.	528,470

15,400	Riverview Bancorp, Inc.	63,602

18,700	Rocky Brands, Inc.	450,296

69,800	Sally Beauty Holdings, Inc. *	778,968

171,700	SandRidge Energy, Inc. *	271,286

265,300	Sanmina Corp. * (c)	7,507,990

5,300	Scholar Rock Holding Corp. *	80,030

37,400	Scholastic Corp.	841,500

128,700	Schweitzer-Mauduit International, Inc. (a)	3,903,471

58,200	Sciplay Corp. – Class A *	767,367

13,100	SeaSpine Holdings Corp. *	174,361

59,300	Select Medical Holdings Corp. *	1,190,151

15,776	Seneca Foods Corp. – Class A * (a)	747,151

174,995	Sensata Technologies Holding Plc * (a)	7,286,792

52,800	Shoe Carnival, Inc. (a)	1,736,064

24,800	Sierra Bancorp	443,176

2,800	Signet Jewelers Ltd.	48,356

12,600	Silgan Holdings, Inc.	479,556

18,296	SkillSoft Corp. (e)	2,327,401

79,800	SLM Corp.	609,672

Shares	Description	Value ($)

	United States — continued

125,300	Sonic Automotive, Inc. – Class A (a)	5,295,178

868,000	Southwestern Energy Co. * (a)	2,413,040

64,400	SpartanNash Co.	1,286,712

105,600	Spok Holdings, Inc.	1,144,704

25,000	SPX Corp. *	1,045,750

20,000	Standard Motor Products, Inc.	908,800

8,700	Star Group LP	85,260

160,700	Steelcase, Inc. – Class A	1,679,315

23,300	Stepan Co.	2,686,257

79,300	Stoneridge, Inc. *	1,601,860

43,457	StoneX Group, Inc. * (c)	2,464,012

336,000	Summit Hotel Properties, Inc. (REIT)	1,979,040

253,300	Sunstone Hotel Investors, Inc. (REIT)	2,109,989

5,700	Super Micro Computer, Inc. *	156,123

87,400	Surgalign Holdings, Inc. * (a)	194,028

5,600	Surmodics, Inc. *	253,400

92,600	Sykes Enterprises, Inc. *	3,065,523

1,400	Synaptics, Inc. *	119,462

1,507,100	Syncora Holdings Ltd.	460,419

33,900	Systemax, Inc. (a)	752,241

130,400	Taubman Centers, Inc. (REIT)	4,994,320

139,220	Taylor Morrison Home Corp. *	3,275,847

361,400	TD Ameritrade Holding Corp.	13,870,532

552,700	TEGNA, Inc. (c)	6,919,804

137,100	Telephone & Data Systems, Inc.	3,171,123

33,650	Tempur Sealy International, Inc. *	2,878,421

61,990	Tenet Healthcare Corp. *	1,746,878

10,400	Tennant Co.	691,288

60,400	Terex Corp.	1,182,028

11,600	Territorial Bancorp, Inc.	245,456

1,888,723	The Oneida Group (d)	2,020,934

37,000	Tiffany & Co. (c)	4,532,500

3,300	Timberland Bancorp, Inc.	57,717

52,017	Toll Brothers, Inc.	2,196,158

10,800	Towne Bank/Portsmouth VA	191,484

72,300	Tredegar Corp.	1,224,039

84,800	TRI Pointe Group, Inc. *	1,431,424

75,800	Tribune Publishing Co.	860,330

33,600	TriCo Bancshares	930,384

10,600	Triple-S Management Corp. – Class B * (a)	197,160

446,524	TRU TAJ (d)	1,860,665

5,869	TRU TAJ Liquidation Unit Trust (e)	88,035

21,600	TrueBlue, Inc. *	365,472

22,700	TrustCo Bank Corp.	135,292

114,800	UFP Industries, Inc. (c)	6,813,380

14,100	Umpqua Holdings Corp.	159,048

23,200	Unisys Corp. * (a)	270,512

121,360	United Natural Foods, Inc. * (a)	2,190,548

5,421	United Security Bancshares	33,014

30,900	United States Cellular Corp. *	1,124,142

60	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

2,000	United Therapeutics Corp. *	213,920

63,500	Uniti Group, Inc. (REIT)	623,570

120,200	Universal Corp. (a) (c)	5,217,882

17,500	Universal Electronics, Inc. *	718,900

22,800	Universal Insurance Holdings, Inc.	422,940

208,208	US Bancorp (a) (c)	7,578,771

10,900	USANA Health Sciences, Inc. *	854,669

83,400	Valvoline, Inc. (a)	1,701,360

43,300	Vanda Pharmaceuticals, Inc. *	445,557

32,000	Varex Imaging Corp. * (a)	354,880

62,893	Varian Medical Systems, Inc. *	10,922,627

62,757	Vectrus, Inc. *	2,724,281

140,300	Vera Bradley, Inc. *	739,381

32,700	Veritiv Corp. *	568,326

112,146	Verso Corp. – Class A	1,470,234

92,701	VF Corp. (a)	6,095,091

12,700	Village Super Market, Inc. – Class A	323,088

2,300	Vishay Precision Group, Inc. *	57,293

40,600	Vista Outdoor, Inc. *	788,046

186,200	Waddell & Reed Financial, Inc. –Class A (a)	2,932,650

74,800	Walker & Dunlop, Inc.	4,097,544

51,725	Waterstone Financial, Inc.	801,220

16,300	Weis Markets, Inc.	802,449

183,053	Wells Fargo & Co.	4,420,730

5,770	West Bancorporation, Inc.	101,552

107,060	Westmoreland Mining Holdings LLC (d)	624,481

16,600	Westwood Holdings Group, Inc.	188,908

9,094	Weyco Group, Inc.	163,692

154,500	Willis Towers Watson Plc (c)	31,754,385

257,500	World Fuel Services Corp. (c)	6,798,000

47,100	Worthington Industries, Inc. (a)	1,956,063

290,300	Wright Medical Group NV * (a)	8,775,769

439,200	Xenia Hotels & Resorts, Inc. (REIT)	3,944,016

22,800	Xerox Holdings Corp.	430,008

87,600	Xperi Holding Corp. (a)	1,097,628

50,300	Zumiez, Inc. *	1,291,704

	Total United States	777,046,419

	Vietnam — 0.0%

580,610	Kinh Bac City Development Share Holding Corp	342,795

77,980	PetroVietnam Gas JSC	248,560

769,000	PetroVietnam Technical Services Corp	417,131

53,480	Pha Lai Thermal Power JSC	54,172

188,440	Vinh Hoan Corp *	309,074

	Total Vietnam	1,371,732

	TOTAL COMMON STOCKS (COST $4,821,843,247)	4,558,022,248

Shares	Description	Value ($)

	PREFERRED STOCKS (g) — 1.8%

	Brazil — 0.4%

450,100	Banco do Estado do Rio Grande do Sul SA – Class B	1,077,907

734,751	Bradespar SA	5,899,734

220,800	Cia de Saneamento do Parana	213,203

668,600	Cia Paranaense de Energia – Class B	7,539,675

93,600	Lojas Americanas SA	551,332

842,600	Telefonica Brasil SA	7,357,850

	Total Brazil	22,639,701

	Colombia — 0.0%

22,832	Banco Davivienda SA	176,870

1,534,780	Grupo Aval Acciones y Valores SA	383,593

	Total Colombia	560,463

	Germany — 0.2%

14,456	Draegerwerk AG & Co KGaA	1,225,803

68,016	Henkel AG & Co KGaA	6,953,863

63,180	Schaeffler AG	423,638

5,489	Villeroy & Boch AG	75,114

	Total Germany	8,678,418

	Russia — 0.4%

163,829	Bashneft PJSC	2,967,074

93,450	Nizhnekamskneftekhim PJSC	100,958

46,114,500	Surgutneftegas PJSC	23,115,020

154	Transneft PJSC	286,450

	Total Russia	26,469,502

	South Korea — 0.8%

12,112	Hyundai Motor Co Ltd Prf	881,335

13,549	Hyundai Motor Co Ltd-2nd Prf	1,003,470

54,433	LG Electronics Inc	1,481,486

1,042,280	Samsung Electronics Co Ltd	41,635,442

4,541	Samsung Electronics Co Ltd GDR (Registered)	4,672,201

	Total South Korea	49,673,934

	Taiwan — 0.0%

216,277	CTBC Financial Holding Co Ltd	481,843

	TOTAL PREFERRED STOCKS (COST $113,431,861)	108,503,861

	RIGHTS/WARRANTS — 0.0%

	Italy — 0.0%

14,403	Ascopiave SPA, Expires 09/30/20 *	—

See accompanying notes to the financial statements.	61

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares / Par Value†	Description	Value ($)

	United States — 0.0%

295,400	Bristol-Myers Squibb Co., Expires 03/31/21 *	791,672

222,285	Contra Clementia Pharma CVR * (e)	300,085

2,616,810	Media General, Inc. CVR * (e)	130,841

	Total United States	1,222,598

	TOTAL RIGHTS/WARRANTS (COST $929,287)	1,222,598

	INVESTMENT FUNDS — 1.0%

	United States — 1.0%

1,245,176	Altaba, Inc. (e)	27,767,425

558,306	iShares Core MSCI Emerging Markets ETF	29,757,709

	Total United States	57,525,134

	TOTAL INVESTMENT FUNDS (COST $55,167,197)	57,525,134

	DEBT OBLIGATIONS — 19.5%

	Brazil — 0.1%

	Corporate Debt — 0.1%

8,070,000	Oi SA, 10.00%, due 07/27/25	7,656,413

	Israel — 0.1%

	Corporate Debt — 0.1%

5,996,000	Teva Pharmaceutical Finance Co. LLC, 6.15%, due 02/01/36	6,235,840

570,000	Teva Pharmaceutical Finance Co BV, 3.65%, due 11/10/21	567,150

	Total Israel	6,802,990

	Jamaica — 0.2%

	Bank Loans — 0.1%

5,510,213	Digicel International Finance Ltd, 2017 Term Loan B, Variable Rate, 3 mo. LIBOR plus 3.25%, 4.25%, due 05/28/24 (e)	4,793,885

	Corporate Debt — 0.1%

975,817	Digicel Group 0.5 Ltd., 10.00%, due 04/01/24	737,657

1,954,000	Digicel International Finance Ltd / Digicel Holdings Bermuda Ltd, Reg S, 8.75%, due 05/25/24	1,968,655

2,530,000	Digicel International Finance Ltd / Digicel Holdings Bermuda Ltd, 144A, 8.75%, due 05/25/24	2,548,975

2,330,000	Digicel Ltd., Reg S, 6.75%, due 03/01/23	1,561,100

	Total Corporate Debt	6,816,387

	Total Jamaica	11,610,272

Par Value†		Description	Value ($)

		Netherlands — 0.2%

		Corporate Debt — 0.2%

EUR	14,742,000	Hema Bondco I BV, Reg S, Variable Rate, 6.25%, due 07/15/22	11,971,607

		Puerto Rico — 0.2%

		Municipal Obligations — 0.2%

	1,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), Series A, 6.05%, due 07/01/28	1,301,250

	3,320,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), Series A, 6.10%, due 07/01/34	2,813,700

	524,834	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien) – Class A, 6.00%, due 07/01/44	532,050

	6,320,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien) – Class B, 5.35%, due 07/01/27	6,083,000

	1,518,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Class B, 6.05%, due 07/01/28	1,316,865

		Total Puerto Rico	12,046,865

		United States — 18.7%

		Asset-Backed Securities — 0.5%

	570,000	Alaska Airlines Pass-Through Trust, Reg. S, 144A, 4.80%, due 02/15/29	595,512

	2,288,000	Alaska Airlines Pass-Through Trust –Class A, 144A, 4.80%, due 02/15/29	2,390,407

	1,720,000	Alaska Airlines Pass-Through Trust –Class B, 144A, 8.00%, due 02/15/27	1,785,627

	129,320	AMMC CLO XIII Ltd., Series 13-13A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 1.21%, due 07/24/29	129,367

	379,702	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 0.99%, due 07/26/31	379,675

	351,138	Avery Point IV CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 1.34%, due 04/25/26	350,881

	173,978	Babson CLO Ltd., Series 14-IA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 1.42%, due 07/20/25	173,937

	119,200	Barings CLO Ltd., Series 18-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 0.88%, due 04/15/30	119,200

	1,048,819	Bayview Commercial Asset Trust, Series 07-5A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 1.18%, due 10/25/37	1,044,390

	300,517	Bayview Commercial Mortgage Pass-Through Trust, Series 06-SP1, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.86%, 1.03%, due 04/25/36	300,443

62	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

8,058,000	Bear Stearns Commercial Mortgage Securities Trust, Series 06-T22, Class F, 144A, Variable Rate, 6.10%, due 04/12/38	8,071,198

513,411	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 0.98%, due 07/15/31	513,410

113,164	Catamaran CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 0.86%, due 04/22/30	113,158

7,063,382	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35	7

65,362	CVP Cascade CLO-1 Ltd., Series 13-CLO1, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 1.42%, due 01/16/26	65,316

1,134,300	Delta Air Lines Pass-Through Trust, Series 19-1, Class AA, 3.20%, due 10/25/25	1,128,160

431,802	Galaxy XXVII CLO Ltd., Series 18-27A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 0.88%, due 05/16/31	429,598

1,574,500	JetBlue Pass-Through Trust, Series 20-1, Class B, 7.75%, due 05/15/30	1,630,160

286,300	JetBlue Pass-Through Trust – Class A, 4.00%, due 11/15/32	294,175

1,220,798	KeyCorp Student Loan Trust, Series 00-B, Class A2, Variable Rate, 3 mo. LIBOR + 0.31%, 0.55%, due 07/25/29	1,203,540

466,762	LCM XVIII LP, Series 18A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 0.87%, due 04/20/31	464,856

241,218	LCM XXV Ltd., Series 25A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 1.22%, due 07/20/30	240,805

1,607,289	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class 1A3, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 0.45%, due 06/25/37	1,574,277

822,480	Madison Park Funding XIII Ltd., Series 14-13A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 0.87%, due 04/19/30	819,452

400,000	Morgan Stanley Capital I Trust, Series 14-CPT, Class B, 144A, Variable Rate, 3.56%, due 07/13/29	406,261

550,000	Morgan Stanley Capital I Trust, Series 14-MP, Class A, 144A, 3.47%, due 08/11/33	560,014

339,492	Mountain View CLO LLC, Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 0.92%, due 01/16/31	338,438

369,953	Silvermore CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 1.45%, due 05/15/26	368,920

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

953,600	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 1.02%, due 04/17/28	953,459

784,699	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 1.02%, due 01/17/30	779,496

620,835	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 1.43%, due 05/25/47	617,575

218,069	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFX, 144A, Variable Rate, 3.00%, due 05/25/47	217,505

	Total Asset-Backed Securities	28,059,219

	Bank Loans — 0.8%

5,465,113	BI-LO Holding LLC, Exit Term Loan B, Variable Rate, 3 mo. LIBOR plus 8.00%, 9.00%, due 05/31/24 (e)	5,465,113

654,179	Envision Healthcare Corp., 2018 1st Lien Term Loan, Variable Rate, 3.75%, due 10/10/25 (e)	473,737

6,118,551	Flexential Intermediate Corp., 2017 1st Lien Term Loan, Variable Rate, 3 mo. LIBOR plus 3.50%, 3.81%, due 08/01/24 (e)	5,124,286

3,854,568	Murray Energy Corp., DIP Term Loan, Variable Rate, 3 mo. LIBOR plus 11.00%, 13.00%, due 07/31/21 (e)	3,083,654

7,435,313	Murray Energy Corp., 2018 Term Loan B2, Zero Coupon, due 10/17/22 (e)	74,353

4,148,833	Owens & Minor Distribution, Inc., Term Loan B, Variable Rate, 3 mo. LIBOR plus 4.50%, 4.66%, due 04/30/25 (e)	3,951,763

1,398,103	Pacific Gas & Electric Co., Revolver, Variable Rate, 1.50%, due 04/27/22 (e)	1,516,942

6,318,314	Quorum Health Corporation, 2020 Term Loan, 3 mo. LIBOR plus 8.25%, 9.25%, due 04/29/25 (e)	5,876,032

10,125,742	SeaWorld Parks & Entertainment, Inc., Term Loan B5, Variable Rate, 3 mo. LIBOR plus 3.00%, 3.75%, due 03/31/24 (e)	9,429,597

284,187	SkillSoft Corp., 2020 DIP Term Loan, 3 mo. LIBOR plus 7.50%, 8.50%, due 12/27/24 (e)	284,187

1,953,492	SkillSoft Corp., 2020 Take Back 2nd Out Term Loan, 3 mo. LIBOR plus 7.50%, 8.50%, due 04/27/25 (e)	1,953,492

2,079,309	Surgery Center Holdings, Inc., 2017 Term Loan B, Variable Rate, 3 mo. LIBOR plus 3.25%, 4.25%, due 09/03/24 (e)	1,958,460

See accompanying notes to the financial statements.	63

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Bank Loans — continued

2,780,000	VICI Properties 1 LLC, Replacement Term Loan B1, Variable Rate, 1 mo. LIBOR plus 1.75%, 1.93%, due 12/20/24 (e)	2,674,582

9,788,541	Westmoreland Coal Co., PIK Term Loan, Variable Rate, 3 mo. LIBOR plus 12.50%, due 03/15/29 (e)	5,873,125

2,369,230	WP CPP Holdings LLC, 2018 Term Loan, Variable Rate, 3 mo. LIBOR plus 3.75%, 4.50%, due 04/30/25 (e)	2,025,692

	Total Bank Loans	49,765,015

	Convertible Debt — 0.2%

1,140,000	Bloomin’ Brands, Inc., 144A, 5.00%, due 05/01/25	1,670,527

5,140,000	Guess?, Inc., 2.00%, due 04/15/24	3,848,765

745,300	Live Nation Entertainment, Inc., 144A, 2.00%, due 02/15/25	667,044

385,000	Prospect Capital Corp., 6.38%, due 03/01/25	385,000

570,000	Sabre GLBL, Inc., 144A, 4.00%, due 04/15/25	692,562

4,290,000	Twitter, Inc., 0.25%, due 06/15/24	4,623,327

	Total Convertible Debt	11,887,225

	Corporate Debt — 2.4%

1,257,000	Ahern Rentals, Inc., 144A, 7.38%, due 05/15/23	521,655

4,680,000	American Airlines Group, Inc., 144A, 3.75%, due 03/01/25	2,234,700

3,420,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, due 09/15/24	3,154,950

1,140,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.75%, due 01/15/28	1,007,703

715,000	Boeing Co. (The), 5.15%, due 05/01/30	800,561

1,562,900	Boeing Co. (The), 8.75%, due 09/15/31	2,234,294

748,600	Boeing Co. (The), 8.63%, due 11/15/31	1,064,190

1,142,000	Boeing Co. (The), 3.50%, due 03/01/39	1,025,365

1,430,000	Boeing Co. (The), 5.71%, due 05/01/40	1,657,986

572,000	Boeing Co. (The), 3.63%, due 03/01/48	498,335

1,989,000	Boeing Co. (The), 3.75%, due 02/01/50	1,779,132

1,140,000	Boeing Co. (The), 5.81%, due 05/01/50	1,361,855

2,280,000	Bruin E&P Partners LLC, 144A, 8.88%, due 08/01/23 (h)	4,469

850,000	Cumulus Media New Holdings, Inc., 144A, 6.75%, due 07/01/26	765,000

1,140,000	EnLink Midstream Partners LP, 5.60%, due 04/01/44	752,400

2,118,000	EnLink Midstream Partners LP, 5.05%, due 04/01/45	1,376,700

1,720,000	EPR Properties, REIT, 5.25%, due 07/15/23	1,725,909

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

3,121,000	EPR Properties, 4.50%, due 04/01/25	3,015,874

1,895,400	EPR Properties, 4.75%, due 12/15/26	1,827,246

1,147,000	EPR Properties, REIT, 4.50%, due 06/01/27	1,075,610

2,287,000	EPR Properties, 4.95%, due 04/15/28	2,216,148

2,850,000	EPR Properties, 3.75%, due 08/15/29	2,517,706

290,000	Ferrellgas LP / Ferrellgas Finance Corp., 144A, 10.00%, due 04/15/25	315,375

1,740,000	Ford Motor Credit Co. LLC, 5.58%, due 03/18/24	1,855,101

1,140,000	Ford Motor Credit Co. LLC, 4.13%, due 08/04/25	1,145,905

2,280,000	Ford Motor Credit Co. LLC, 4.39%, due 01/08/26	2,319,490

290,000	Ford Motor Credit Co. LLC, 4.27%, due 01/09/27	292,175

12,280,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	12,970,750

1,140,000	Frontier Communications Corp., 10.50%, due 09/15/22 (h)	504,450

1,791,000	Frontier Communications Corp., 7.13%, due 01/15/23 (h)	734,310

1,894,000	Frontier Communications Corp., 11.00%, due 09/15/25 (h)	809,685

9,823,000	Frontier Communications Corp., 144A, 8.50%, due 04/01/26	9,945,787

5,977,000	FS KKR Capital Corp., 4.13%, due 02/01/25	5,934,459

9,443,000	FS KKR Capital Corp. II, 144A, 4.25%, due 02/14/25	8,966,351

1,160,000	Goldman Sachs Group, Inc. (The), Variable Rate, 5 year CMT + 3.22%, 4.95%, due 12/31/99	1,200,160

1,400,000	Gulfport Energy Corp., 6.38%, due 01/15/26	819,000

1,316,000	Installed Building Products, Inc., 144A, 5.75%, due 02/01/28	1,388,380

3,134,100	JPMorgan Chase & Co., Variable Rate, SOFR + 2.75%, 4.00%, due 12/31/99	2,973,477

2,224,000	Live Nation Entertainment, Inc., 144A, 4.88%, due 11/01/24	2,185,302

2,485,000	Live Nation Entertainment, Inc., 144A, 5.63%, due 03/15/26	2,447,725

6,813,000	Marriott Ownership Resorts, Inc., 4.75%, due 01/15/28	6,424,455

1,144,000	Marriott Ownership Resorts, Inc. / ILG LLC, 6.50%, due 09/15/26	1,188,330

14,661,000	Murray Energy Corp., 144A, 11.25%, due 04/15/21 (h)	147

1,640,000	NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, due 04/15/26	1,090,600

2,200,000	OneMain Finance Corp., 6.63%, due 01/15/28	2,511,322

64	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

1,572,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 4.63%, due 03/15/30	1,520,910

1,854,000	Owens & Minor, Inc., 4.38%, due 12/15/24	1,816,920

1,550,000	Pacific Gas and Electric Co., 3.45%, due 07/01/25	1,625,858

1,550,000	Pacific Gas and Electric Co., 3.75%, due 07/01/28	1,616,608

2,967,000	SeaWorld Parks & Entertainment, Inc., 144A, 8.75%, due 05/01/25	3,130,185

2,860,000	Six Flags Entertainment Corp., 144A, 4.88%, due 07/31/24	2,773,342

1,710,000	Tenet Healthcare Corp., 4.63%, due 07/15/24	1,749,330

2,786,000	TransDigm, Inc., 144A, 6.25%, due 03/15/26	2,939,815

1,140,000	Uber Technologies, Inc., 144A, 7.50%, due 11/01/23	1,182,750

1,700,000	Uber Technologies, Inc., 144A, 8.00%, due 11/01/26	1,801,303

4,560,000	Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 7.13%, due 12/15/24	4,383,391

9,861,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 144A, REIT, 6.00%, due 04/15/23	9,962,075

1,450,000	Western Midstream Operating LP, 5.38%, due 06/01/21	1,464,500

2,860,000	Wyndham Destinations, Inc., 6.35%, due 10/01/25	3,003,000

2,780,000	Wyndham Destinations, Inc., 144A, 6.63%, due 07/31/26	2,939,850

1,287,000	Wyndham Destinations, Inc., 5.75%, due 04/01/27	1,319,175

909,000	Wyndham Destinations, Inc., 144A, 4.63%, due 03/01/30	854,460

	Total Corporate Debt	144,723,996

	U.S. Government — 14.7%

7,500,000	U.S. Treasury Note, 1.38%, due 05/31/21 (c)	7,568,555

55,000,000	U.S. Treasury Note, 1.75%, due 07/31/21 (i)	55,782,031

50,000,000	U.S. Treasury Note, 1.13%, due 09/30/21 (c)	50,515,625

10,000,000	U.S. Treasury Note, 1.50%, due 11/30/21 (c)	10,166,406

95,000,000	U.S. Treasury Note, 1.63%, due 12/31/21 (c)	96,859,179

108,000,000	U.S. Treasury Note, 1.38%, due 01/31/22 (c)	109,864,687

29,000,000	U.S. Treasury Note, 1.13%, due 02/28/22 (c)	29,422,539

Par Value† / Shares		Description	Value ($)

		United States — continued

		U.S. Government — continued

	316,185,000	U.S. Treasury Note, 1.75%, due 02/28/22 (c)	323,768,501

	30,000,000	U.S. Treasury Note, 1.75%, due 03/31/22	30,758,203

	90,000,000	U.S. Treasury Note, 1.88%, due 04/30/22	92,583,985

	70,000,000	U.S. Treasury Note, 1.88%, due 05/31/22	72,113,972

		Total U.S. Government	879,403,683

		U.S. Government Agency — 0.1%

	6,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.13%, 0.20%, due 10/16/20	6,000,770

		Total United States	1,119,839,908

		TOTAL DEBT OBLIGATIONS (COST $1,178,603,504)	1,169,928,055

		MUTUAL FUNDS — 0.5%

		United States — 0.5%

		Affiliated Issuers — 0.5%

	6,383,580	GMO U.S. Treasury Fund (j)	32,173,243

		TOTAL MUTUAL FUNDS (COST $32,173,243)	32,173,243

		SHORT-TERM INVESTMENTS — 3.3%

		Foreign Government Obligations — 1.9%

JPY	2,600,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/14/20	24,548,872

JPY	5,500,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/09/20	51,939,091

JPY	1,700,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/16/20	16,054,400

JPY	2,400,000,000	Japan Treasury Discount Bill, Zero Coupon, due 12/10/20	22,667,395

		Total Foreign Government Obligations	115,209,758

		Money Market Funds — 0.5%

	26,291,122	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (k)	26,291,122

	1,580,150	State Street U.S. Treasury Liquidity Fund – Class D Shares, 0.00% (i) (l)	1,580,150

		Total Money Market Funds	27,871,272

		U.S. Government — 0.9%

	47,100,000	U.S. Treasury Bill, 0.05%, due 09/08/20 (c) (i) (m)	47,099,175

See accompanying notes to the financial statements.	65

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value† / Shares	Description	Value ($)

	U.S. Government — continued

6,500,000	U.S. Treasury Bill, 0.05%, due 01/21/21 (i) (m)	6,497,276

	Total U.S. Government	53,596,451

	TOTAL SHORT-TERM INVESTMENTS (COST $196,064,518)	196,677,481

	TOTAL INVESTMENTS — 101.9% (Cost $6,398,212,857)	6,124,052,620

	SECURITIES SOLD SHORT — (5.0)%

	Common Stocks — (4.9)%

	Austria — (0.1)%

(3,196)	ANDRITZ AG	(106,902)

(30,724)	IMMOFINANZ AG *	(508,044)

(14,664)	OMV AG *	(474,681)

(7,332)	Schoeller-Bleckmann Oilfield Equipment AG	(218,775)

(5,184)	Verbund AG	(278,325)

(142,912)	voestalpine AG	(3,551,240)

	Total Austria	(5,137,967)

	Brazil — (0.1)%

(200,700)	Pagseguro Digital Ltd – Class A *	(8,457,498)

	Canada — (0.1)%

(266,400)	AltaGas Ltd	(3,445,523)

(57,500)	Westshore Terminals Investment Corp	(729,137)

	Total Canada	(4,174,660)

	Denmark — (0.2)%

(1,267)	AP Moller – Maersk A/S – Class A	(1,799,618)

(1,859)	AP Moller – Maersk A/S – Class B	(2,848,473)

(35,421)	Chr Hansen Holding A/S	(4,065,536)

(26,641)	Jyske Bank A/S (Registered) *	(793,738)

(5,032)	Tryg A/S	(154,415)

	Total Denmark	(9,661,780)

	Finland — (0.0)%

(46,356)	Nokian Renkaat Oyj	(1,292,701)

	France — (0.4)%

(21,959)	CGG SA *	(19,864)

(510,803)	Peugeot SA *	(8,806,549)

(178,758)	Worldline SA *	(16,453,634)

	Total France	(25,280,047)

	Germany — (0.1)%

(876,157)	Deutsche Bank AG (Registered) *	(8,401,031)

(58,788)	thyssenkrupp AG *	(423,433)

	Total Germany	(8,824,464)

Shares	Description	Value ($)

	Israel — (0.1)%

(11,500)	Wix.com Ltd *	(3,388,245)

	Japan — (0.3)%

(31,900)	Coca-Cola Bottlers Japan Holdings Inc	(530,989)

(213)	Daiwa House REIT Investment Corp	(556,512)

(88,500)	Japan Lifeline Co Ltd	(1,177,944)

(83)	Japan Real Estate Investment Corp	(464,791)

(199)	Japan Retail Fund Investment Corp (REIT)	(299,497)

(225,800)	JGC Holding Corp	(2,487,947)

(28,700)	Keikyu Corp	(428,350)

(35,000)	Kyushu Electric Power Co Inc	(310,368)

(7,300)	Maruichi Steel Tube Ltd	(195,714)

(21,300)	Mitsubishi Materials Corp	(446,816)

(218,000)	Mitsui OSK Lines Ltd	(4,027,881)

(122)	Nippon Building Fund Inc (REIT)	(734,637)

(237,200)	Nippon Yusen KK	(3,704,600)

(247)	Nomura Real Estate Master Fund Inc (REIT)	(316,595)

(629,500)	Orient Corp	(694,811)

(136)	Orix JREIT Inc (REIT)	(202,047)

(4,000)	PeptiDream Inc *	(162,400)

(37,800)	Yamato Holdings Co Ltd	(988,693)

(4,800)	Yaskawa Electric Corp	(172,369)

	Total Japan	(17,902,961)

	Netherlands — (0.1)%

(38,784)	Just Eat Takeaway.com NV *	(4,315,801)

	New Zealand — (0.0)%

(4,075)	Fletcher Building Ltd *	(9,829)

	Singapore — (0.0)%

(241,500)	Singapore Post Ltd	(124,080)

	Spain — (0.0)%

(19,102)	Cellnex Telecom SA	(1,227,191)

	Sweden — (0.0)%

(97,585)	Lundin Energy AB	(2,388,454)

(34,297)	Tele2 AB – B Shares	(486,817)

	Total Sweden	(2,875,271)

	United Kingdom — (0.6)%

(14,504)	Dechra Pharmaceuticals Plc	(605,653)

(882,526)	G4S Plc	(1,701,161)

(1,670,888)	Melrose Industries Plc	(2,229,414)

(98,641)	Rolls-Royce Holdings Plc	(311,477)

(1,020,559)	Royal Dutch Shell Plc – Class A Sponsored ADR	(30,290,191)

(85,020)	Weir Group Plc (The)	(1,450,724)

	Total United Kingdom	(36,588,620)

66	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — (2.8)%

(57)	AbbVie, Inc.	(5,459)

(128,400)	American Airlines Group, Inc.	(1,675,620)

(118,065)	Analog Devices, Inc.	(13,799,437)

(166,777)	Aon Plc – Class A	(33,353,732)

(391,650)	Charles Schwab Corp. (The)	(13,915,325)

(43,867)	Charter Communications, Inc. –Class A *	(27,004,964)

(27,278)	Digital Realty Trust, Inc. (REIT)	(4,245,821)

(995,453)	Discovery, Inc. – Class A *	(21,964,670)

(4)	Fidelity National Financial, Inc.	(131)

(207)	First Horizon National Corp.	(1,977)

(27,306)	HEICO Corp.	(3,001,476)

(133,190)	Liberty Broadband Corp. – Class C *	(18,658,587)

(36,551)	Liberty Global Plc – Class C *	(841,039)

(3,852,566)	Sirius XM Holdings, Inc.	(22,614,562)

(28,589)	Teladoc Health, Inc. *	(6,166,361)

	Total United States	(167,249,161)

	TOTAL COMMON STOCKS (PROCEEDS $276,343,094)	(296,510,276)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — (0.1)%

	Corporate Debt — (0.1)%

(5,090,000)	U.S. Concrete, Inc., 6.38%, due 06/01/24	(5,277,930)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $4,710,577)	(5,277,930)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $281,053,671)	(301,788,206)

	Other Assets and Liabilities (net) — 3.1%	186,448,767

	TOTAL NET ASSETS — 100.0%	$6,008,713,181

A summary of outstanding financial instruments at August 31, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appre- ciation (Depre- ciation) ($)
09/14/2020	BCLY	AUD	3,963,342	USD	2,852,532	(70,763)
09/14/2020	GS	AUD	7,760,397	USD	5,527,327	(196,611)
09/14/2020	JPM	AUD	38,409,851	USD	26,701,626	(1,628,835)
09/21/2020	CITI	AUD	84,424,100	USD	58,960,947	(3,310,392)
10/06/2020	JPM	AUD	43,070,000	USD	31,121,496	(648,513)
10/06/2020	MSCI	AUD	71,120,050	USD	50,661,799	(1,798,954)
10/19/2020	MSCI	AUD	84,424,100	USD	60,425,081	(1,850,996)
11/04/2020	MSCI	BRL	17,193,810	USD	3,345,685	213,245
09/03/2020	JPM	CAD	9,790,864	USD	7,230,000	(276,366)
09/03/2020	MSCI	CAD	17,751,466	USD	13,050,000	(559,524)
09/14/2020	GS	CHF	4,613,433	USD	4,945,740	(159,701)
10/14/2020	MSCI	CHF	74,328,100	USD	81,493,855	(834,577)
09/01/2020	DB	CLP	452,093,400	USD	579,666	(1,812)
09/01/2020	JPM	CLP	13,498,122,200	USD	16,787,860	(573,292)
09/01/2020	MSCI	CLP	5,757,202,000	USD	7,336,913	(67,944)
11/02/2020	JPM	CLP	1,041,376,400	USD	1,330,662	(9,176)
11/03/2020	JPM	COP	41,361,745,300	USD	11,006,758	(5,421)
09/03/2020	MSCI	EUR	9,670,000	USD	10,949,748	(590,183)
09/16/2020	MSCI	EUR	7,274,592	USD	8,399,668	(284,121)
09/16/2020	UBS	EUR	7,538,589	USD	8,672,044	(326,882)
09/21/2020	CITI	EUR	108,831,533	USD	124,256,781	(5,672,180)
09/21/2020	DB	EUR	217,663,067	USD	248,730,117	(11,127,808)
10/19/2020	DB	EUR	105,844,900	USD	125,294,112	(1,146,333)
10/19/2020	MSCI	EUR	11,238,429	USD	12,884,510	(540,718)
10/19/2020	SSB	EUR	211,880,494	USD	250,778,648	(2,330,042)
09/15/2020	MSCI	GBP	5,207,544	USD	6,598,754	(363,031)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appre- ciation (Depre- ciation) ($)
09/21/2020	CITI	GBP	44,474,600	USD	55,870,233	(3,589,215)
09/21/2020	DB	GBP	44,474,600	USD	55,911,688	(3,547,761)
10/14/2020	JPM	GBP	23,707,300	USD	31,048,394	(650,922)
10/19/2020	BCLY	GBP	57,284,149	USD	75,081,324	(1,515,477)
10/19/2020	MSCI	GBP	54,828,250	USD	71,974,277	(1,338,648)
10/19/2020	SSB	GBP	65,161	USD	83,353	(3,776)
09/21/2020	CITI	HKD	356,692,600	USD	45,995,622	(20,921)
10/19/2020	CITI	HKD	356,692,600	USD	46,017,186	9,669
10/14/2020	BOA	HUF	569,325,120	USD	1,920,000	9,617
10/14/2020	MSCI	HUF	2,607,770,336	USD	8,318,777	(431,655)
10/26/2020	BCLY	INR	309,892,752	USD	4,112,274	(90,844)
09/09/2020	BOA	JPY	1,728,795,848	USD	16,120,000	(203,609)
09/09/2020	JPM	JPY	1,552,050,397	USD	14,510,000	(144,746)
09/09/2020	MSCI	JPY	1,166,660,023	USD	11,070,000	54,181
09/10/2020	BCLY	JPY	283,001,197	USD	2,639,059	(33,130)
09/10/2020	SSB	JPY	226,740,609	USD	2,136,428	(4,531)
09/14/2020	DB	JPY	2,600,000,000	USD	24,248,958	(302,565)
09/23/2020	DB	JPY	7,136,902,500	USD	67,439,333	37,208
09/23/2020	MSCI	JPY	20,309,545,500	USD	189,705,450	(2,101,365)
10/19/2020	BOA	JPY	2,486,715,600	USD	23,402,146	(90,598)
10/19/2020	DB	JPY	6,208,689,200	USD	58,482,210	(173,126)
10/19/2020	MSCI	JPY	19,566,317,800	USD	183,637,408	(1,211,427)
11/09/2020	MSCI	JPY	5,500,000,000	USD	52,115,787	142,810
11/16/2020	DB	JPY	1,700,000,000	USD	15,956,568	(109,185)
12/10/2020	CITI	JPY	2,400,000,000	USD	22,661,441	(27,766)
09/29/2020	BCLY	KRW	5,775,652,200	USD	4,830,000	(33,242)

See accompanying notes to the financial statements.	67

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appre- ciation (Depre- ciation) ($)
09/29/2020	CITI	KRW	2,178,449,000	USD	1,820,000	(14,308)
09/29/2020	JPM	KRW	2,636,706,800	USD	2,210,000	(10,173)
09/29/2020	MSCI	KRW	7,921,155,750	USD	6,650,000	(19,810)
09/04/2020	JPM	NOK	187,619,756	USD	20,841,226	(636,518)
10/20/2020	JPM	NOK	64,750,046	USD	7,350,000	(64,260)
09/14/2020	BCLY	NZD	20,018,392	USD	13,129,156	(354,941)
10/05/2020	JPM	NZD	15,150,000	USD	9,991,257	(213,282)
11/03/2020	MSCI	PEN	9,538,280	USD	2,714,443	23,383
09/01/2020	BCLY	PHP	62,533,750	USD	1,250,000	(39,755)
09/01/2020	CITI	PHP	39,780,450	USD	790,000	(30,469)
09/01/2020	JPM	PHP	82,900,170	USD	1,630,000	(79,811)
09/01/2020	MSCI	PHP	185,214,370	USD	3,819,089	(945)
10/01/2020	MSCI	PHP	120,984,985	USD	2,486,691	(5,789)
09/15/2020	JPM	PLN	43,834,234	USD	11,143,683	(759,335)
10/15/2020	BCLY	RUB	802,275,050	USD	11,181,581	426,219
10/05/2020	BCLY	SEK	47,596,640	USD	5,460,000	(44,774)
10/19/2020	BCLY	SGD	2,264,368	USD	1,660,000	(4,355)
10/19/2020	MSCI	SGD	2,270,316	USD	1,660,000	(8,726)
10/15/2020	BCLY	THB	223,626,202	USD	7,070,000	(114,223)
10/15/2020	BOA	THB	50,755,089	USD	1,610,000	(20,560)
09/17/2020	JPM	TRY	25,863,795	USD	3,453,110	(54,574)
10/06/2020	BCLY	TWD	97,651,720	USD	3,350,000	18,801
10/06/2020	JPM	TWD	56,328,980	USD	1,930,000	8,446
09/14/2020	MSCI	USD	3,070,608	AUD	4,294,068	96,625
09/14/2020	SSB	USD	4,358,310	AUD	6,076,561	123,659
09/14/2020	UBS	USD	6,572,836	AUD	9,422,245	376,854
09/21/2020	BONY	USD	12,739,053	AUD	17,780,600	375,943
11/04/2020	MSCI	USD	7,616,140	BRL	39,140,105	(485,433)
09/03/2020	GS	USD	5,810,000	CAD	7,764,242	142,615
09/03/2020	JPM	USD	64,850,000	CAD	86,746,710	1,656,138
09/03/2020	MSCI	USD	28,275,924	CAD	38,596,490	1,314,864
10/05/2020	GS	USD	1,579,660	CAD	2,104,880	34,239
10/05/2020	SSB	USD	18,774,978	CAD	25,140,305	501,145
11/12/2020	GS	USD	716,325	CAD	940,314	4,707
09/14/2020	MSCI	USD	11,388,431	CHF	10,705,844	459,154
10/14/2020	JPM	USD	7,940,000	CHF	7,203,133	38,445
09/01/2020	DB	USD	590,000	CLP	452,093,400	(8,522)
09/01/2020	JPM	USD	17,259,365	CLP	13,498,122,200	101,787
09/01/2020	MSCI	USD	7,434,873	CLP	5,757,202,000	(30,016)
10/19/2020	BOA	USD	3,120,000	CZK	68,741,041	3,755
09/03/2020	DB	USD	10,854,759	EUR	9,670,000	685,172
09/16/2020	BCLY	USD	3,854,990	EUR	3,399,717	203,303
09/16/2020	GS	USD	2,137,672	EUR	1,821,925	37,187
09/16/2020	JPM	USD	5,429,719	EUR	4,815,597	318,731
09/16/2020	SSB	USD	9,426,417	EUR	7,926,874	36,011
09/16/2020	UBS	USD	129,588,946	EUR	114,938,612	7,614,986
09/21/2020	BONY	USD	41,168,210	EUR	34,691,600	248,496
10/19/2020	BONY	USD	25,957,687	EUR	21,967,100	283,822
10/19/2020	GS	USD	443,470	EUR	376,304	6,057
10/19/2020	MSCI	USD	141,238	EUR	123,194	5,927
10/19/2020	SSB	USD	10,147,463	EUR	8,613,192	141,703
10/27/2020	BOA	USD	4,927,281	EUR	4,221,000	115,891

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appre- ciation (Depre- ciation) ($)
10/27/2020	JPM	USD	30,305,319	EUR	25,700,000	400,554
10/27/2020	MSCI	USD	11,023,846	EUR	9,230,000	3,983
09/15/2020	GS	USD	3,784,042	GBP	2,901,730	95,180
09/15/2020	SSB	USD	20,025,064	GBP	15,873,004	1,195,003
09/21/2020	SSB	USD	32,765,058	GBP	24,833,000	434,937
10/14/2020	JPM	USD	18,334,274	GBP	13,900,000	251,583
10/19/2020	BCLY	USD	82,335	GBP	65,161	4,794
10/19/2020	SSB	USD	14,518,391	GBP	11,104,700	330,123
09/21/2020	BONY	USD	17,492,737	HKD	135,572,300	(2,695)
10/14/2020	BCLY	USD	1,240,000	HUF	361,089,240	(28,357)
10/14/2020	CITI	USD	2,980,000	HUF	874,083,322	(46,993)
10/14/2020	MSCI	USD	1,010,000	HUF	295,131,696	(19,679)
09/21/2020	JPM	USD	4,361,415	IDR	64,623,083,400	64,317
09/21/2020	MSCI	USD	1,540,000	IDR	22,795,388,000	21,149
10/30/2020	JPM	USD	7,435,752	ILS	25,050,676	38,248
10/26/2020	BCLY	USD	2,070,000	INR	155,935,170	44,970
10/26/2020	JPM	USD	2,960,000	INR	222,405,520	56,517
09/09/2020	GS	USD	7,240,000	JPY	768,682,384	18,041
09/09/2020	JPM	USD	88,797,870	JPY	9,723,864,069	3,016,644
09/10/2020	GS	USD	2,944,500	JPY	314,326,468	23,473
09/10/2020	MSCI	USD	1,022,813	JPY	107,913,823	(3,855)
09/10/2020	SSB	USD	46,106,100	JPY	4,953,139,112	663,054
09/23/2020	DB	USD	29,085,570	JPY	3,080,919,100	11,156
10/19/2020	DB	USD	24,305,382	JPY	2,572,857,400	1,169
10/19/2020	SSB	USD	8,029,380	JPY	847,888,000	(19,129)
09/29/2020	MSCI	USD	6,204,447	KRW	7,456,380,000	74,010
10/21/2020	JPM	USD	1,814,233	MXN	40,368,352	19,619
09/04/2020	JPM	USD	19,697,974	NOK	187,619,756	1,779,770
10/05/2020	BCLY	USD	519,724	NZD	780,000	5,658
10/05/2020	JPM	USD	26,159,197	NZD	39,790,000	642,030
09/01/2020	BCLY	USD	1,289,435	PHP	62,533,750	319
09/01/2020	CITI	USD	820,266	PHP	39,780,450	203
09/01/2020	JPM	USD	1,709,388	PHP	82,900,170	423
09/01/2020	MSCI	USD	3,749,323	PHP	185,214,370	70,712
09/15/2020	BOA	USD	4,880,000	PLN	18,227,660	69,650
09/15/2020	CITI	USD	11,193,372	PLN	42,897,958	455,402
09/15/2020	DB	USD	6,280,000	PLN	23,369,401	65,871
09/15/2020	JPM	USD	146,628	PLN	558,951	5,153
09/30/2020	BCLY	USD	1,220,000	RON	5,006,125	12,619
09/30/2020	BOA	USD	935,974	RON	4,062,737	64,362
09/30/2020	CITI	USD	910,000	RON	3,725,444	7,287
10/15/2020	BCLY	USD	4,220,000	RUB	314,389,216	(5,274)
10/15/2020	CITI	USD	1,420,000	RUB	104,254,838	(22,351)
10/05/2020	JPM	USD	75,419,215	SEK	656,298,006	484,717
10/15/2020	BCLY	USD	2,040,000	THB	63,561,096	1,966
10/15/2020	JPM	USD	1,063,055	THB	33,355,476	8,524
10/06/2020	JPM	USD	2,210,000	TWD	64,654,460	(4,438)
10/06/2020	MSCI	USD	7,484,135	TWD	217,526,390	(63,644)
10/30/2020	JPM	USD	10,851,542	ZAR	180,831,176	(249,311)

						$(27,151,004)

68	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
1,034	Corn (i)	December 2020	18,495,675	1,574,788
293	FTSE 100	September 2020	23,222,231	(670,095)
50	Gold 100 OZ (i)	December 2020	9,893,000	118,034
153	Hang Seng Index	September 2020	24,695,522	(341,808)
2,279	Mini MSCI Emerging Markets	September 2020	125,390,580	10,094,943
100	MSCI Taiwan Index	September 2020	4,915,121	(86,531)
144	S&P/TSX 60	September 2020	21,837,083	1,083,725
92	Silver (i)	December 2020	13,153,240	268,022
24	U.S. Treasury Note 10 Yr. (CBT)	December 2020	3,342,000	(406)

			$244,944,452	$12,040,672

Sales
42	Australian Government Bond 10 Yr.	September 2020	4,568,148	36,807
122	CAC40 10 Euro	September 2020	7,201,455	(24,070)
135	Canadian Government Bond 10 Yr.	December 2020	15,622,264	45,645

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales — continued
19	DAX Index	September 2020	7,346,251	(279,942)
5,187	E-mini Russell 2000 Index	September 2020	404,923,155	(44,359,810)
17,725	Euro STOXX 50	September 2020	691,603,721	(12,794,112)
2,707	FTSE 100 Index	September 2020	214,548,049	8,982,383
365	FTSE/JSE TOP 40	September 2020	11,002,485	(262,831)
53	Gilt Long Bond	December 2020	9,565,155	70,095
429	Hang Seng Index	September 2020	69,244,307	971,142
9	Japanese Government Bond 10 Yr. (OSE)	September 2020	12,881,178	40,844
4,788	S&P 500 E-Mini	September 2020	837,636,660	(102,045,529)
162	SGX Nifty 50	September 2020	3,681,740	32,149
355	Soybean (i)	November 2020	16,924,625	(1,499,480)
1,039	SPI 200	September 2020	115,044,383	(3,402,620)
3,454	TOPIX Index	September 2020	526,153,793	1,106,189

			$2,947,947,369	$(153,383,140)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Reverse Repurchase Agreements

Average balance outstanding	$(7,449,132)

Average interest rate (net)	(0.21)%

Maximum balance outstanding	$(91,591,373)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements at the end of the period.

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
FirstEnergy Corp. (f)	32.00	01/15/21	(2,700)	USD	(7,719,300)	(378,000)

Equity Options – Puts
FirstEnergy Corp. (f)	27.00	01/15/21	(2,700)	USD	(7,719,300)	(648,000)

		TOTAL WRITTEN OPTIONS (Premiums $1,412,956)				$(1,026,000)

See accompanying notes to the financial statements.	69

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

Swap Contracts

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Halliburton Co.	BOA	USD	1,140,000	1.00%	0.92%	N/A	12/20/2024	Quarterly	96,637	(3,770)	(100,407)
HCA, Inc.	BCLY	USD	1,140,000	5.00%	0.98%	N/A	12/20/2024	Quarterly	(139,584)	(191,919)	(52,335)
Tenet Healthcare Corp.	JPM	USD	1,140,000	5.00%	3.45%	N/A	12/20/2024	Quarterly	142,500	(67,858)	(210,358)
Tenet Healthcare Corp.	JPM	USD	570,000	5.00%	3.45%	N/A	12/20/2024	Quarterly	14,842	(33,929)	(48,771)
United Rentals North America, Inc.	CSI	USD	1,140,000	5.00%	0.87%	N/A	12/20/2024	Quarterly	(96,605)	(197,949)	(101,344)
United Rentals North America, Inc.	JPM	USD	1,140,000	5.00%	0.87%	N/A	12/20/2024	Quarterly	(51,323)	(197,949)	(146,626)

									$(33,533)	$(693,374)	$(659,841)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2020, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month AUD BBSW	0.19%	AUD	100,774,000	09/16/2022	Quarterly	11,810	47,144	35,334
(0.68)%	6 Month CHF LIBOR	CHF	134,874,000	09/16/2022	Semi-Annually	—	110,542	110,542
6 Month CHF LIBOR	(0.63)%	CHF	24,150,000	09/16/2022	Semi-Annually	1,726	4,526	2,800
6 Month CHF LIBOR	(0.65)%	CHF	19,540,000	09/16/2022	Semi-Annually	—	(3,990)	(3,990)
3 Month NZD Bank Bill Rate	0.09%	NZD	41,720,000	09/16/2022	Quarterly	—	12,061	12,061
0.21%	3 Month NZD Bank Bill Rate	NZD	123,698,000	09/16/2022	Quarterly	—	(239,837)	(239,837)
0.19%	3 Month NZD Bank Bill Rate	NZD	61,840,000	09/16/2022	Quarterly	—	(96,998)	(96,998)
(0.04)%	3 Month SEK STIBOR	SEK	1,111,500,000	09/16/2022	Quarterly	—	37,859	37,859
(0.03)%	3 Month SEK STIBOR	SEK	1,117,600,000	09/16/2022	Quarterly	—	14,780	14,780
(0.03)%	3 Month SEK STIBOR	SEK	2,259,080,000	09/16/2022	Quarterly	19,297	27,260	7,963
3 Month SEK STIBOR	0.02%	SEK	592,500,000	09/16/2022	Quarterly	—	48,407	48,407
(0.02)%	3 Month SEK STIBOR	SEK	318,780,000	09/16/2022	Quarterly	—	(3,903)	(3,903)
0.56%	3 Month CAD LIBOR	CAD	231,784,000	09/19/2022	Semi-Annually	22,037	(42,434)	(64,471)
6 Month EURIBOR	(0.44)%	EUR	17,130,000	09/21/2022	Semi-Annually	(2,204)	(3,263)	(1,059)
6 Month GBP LIBOR	0.10%	GBP	211,472,000	09/21/2022	Semi-Annually	24,336	(62,926)	(87,262)
0.12%	6 Month GBP LIBOR	GBP	40,790,000	09/21/2022	Semi-Annually	(1,806)	(9,824)	(8,018)
6 Month GBP LIBOR	0.10%	GBP	170,640,000	09/21/2022	Semi-Annually	(22,110)	(32,401)	(10,291)
3 Month USD LIBOR	0.21%	USD	315,070,000	09/21/2022	Quarterly	26,926	(21,216)	(48,142)
0.84%	6 Month AUD BBSW	AUD	45,190,000	09/16/2030	Semi-Annually	(91,400)	209,908	301,308

70	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
0.82%	6 Month AUD BBSW	AUD	20,842,000	09/16/2030	Semi-Annually	(32,524)	120,023	152,547
6 Month AUD BBSW	0.90%	AUD	17,380,000	09/16/2030	Semi-Annually	—	4,186	4,186
6 Month AUD BBSW	0.83%	AUD	62,190,000	09/16/2030	Semi-Annually	(21,797)	(311,215)	(289,418)
6 Month AUD BBSW	0.83%	AUD	39,670,000	09/16/2030	Semi-Annually	11,044	(204,220)	(215,264)
6 Month AUD BBSW	0.81%	AUD	28,840,000	09/16/2030	Semi-Annually	—	(195,091)	(195,091)
3 Month CAD LIBOR	1.14%	CAD	143,360,000	09/16/2030	Semi-Annually	15,817	257,147	241,330
0.93%	3 Month CAD LIBOR	CAD	25,560,000	09/16/2030	Semi-Annually	—	360,214	360,214
3 Month CAD LIBOR	1.07%	CAD	33,690,000	09/16/2030	Semi-Annually	(11,687)	(104,637)	(92,950)
3 Month CAD LIBOR	1.06%	CAD	20,020,000	09/16/2030	Semi-Annually	—	(82,987)	(82,987)
3 Month CAD LIBOR	0.98%	CAD	40,888,000	09/16/2030	Semi-Annually	(32,426)	(427,496)	(395,070)
3 Month CAD LIBOR	1.00%	CAD	112,600,000	09/16/2030	Semi-Annually	319,045	(968,291)	(1,287,336)
3 Month CAD LIBOR	1.08%	CAD	7,340,000	09/16/2030	Semi-Annually	—	(18,983)	(18,983)
6 Month CHF LIBOR	(0.19)%	CHF	53,680,000	09/16/2030	Semi-Annually	—	183,954	183,954
6 Month CHF LIBOR	(0.21)%	CHF	116,870,000	09/16/2030	Semi-Annually	(28,303)	175,023	203,326
(0.32)%	6 Month CHF LIBOR	CHF	3,860,000	09/16/2030	Semi-Annually	—	43,063	43,063
(0.25)%	6 Month CHF LIBOR	CHF	4,810,000	09/16/2030	Semi-Annually	989	11,356	10,367
(0.19)%	6 Month CHF LIBOR	CHF	10,550,000	09/16/2030	Semi-Annually	—	(46,929)	(46,929)
6 Month CHF LIBOR	(0.33)%	CHF	26,670,000	09/16/2030	Semi-Annually	—	(305,103)	(305,103)
3 Month NZD Bank Bill Rate	0.71%	NZD	25,400,000	09/16/2030	Quarterly	—	154,169	154,169
3 Month NZD Bank Bill Rate	0.64%	NZD	12,710,000	09/16/2030	Quarterly	—	20,914	20,914
0.52%	3 Month NZD Bank Bill Rate	NZD	63,120,000	09/16/2030	Quarterly	139,117	412,651	273,534
0.61%	3 Month NZD Bank Bill Rate	NZD	8,520,000	09/16/2030	Quarterly	—	5,253	5,253
0.59%	3 Month NZD Bank Bill Rate	NZD	28,640,000	09/16/2030	Quarterly	(5,768)	57,670	63,438
3 Month NZD Bank Bill Rate	0.74%	NZD	22,105,000	09/16/2030	Quarterly	200,119	183,435	(16,684)
0.64%	3 Month NZD Bank Bill Rate	NZD	19,560,000	09/16/2030	Quarterly	—	(32,185)	(32,185)
3 Month SEK STIBOR	0.32%	SEK	61,500,000	09/16/2030	Quarterly	—	(61,774)	(61,774)
3 Month SEK STIBOR	0.28%	SEK	224,540,000	09/16/2030	Quarterly	—	(338,768)	(338,768)
3 Month SEK STIBOR	0.28%	SEK	225,280,000	09/16/2030	Quarterly	—	(325,684)	(325,684)
3 Month SEK STIBOR	0.29%	SEK	456,960,000	09/16/2030	Quarterly	—	(631,817)	(631,817)
3 Month SEK STIBOR	0.37%	SEK	64,700,000	09/16/2030	Quarterly	—	(31,620)	(31,620)
3 Month SEK STIBOR	0.49%	SEK	571,380,000	09/16/2030	Quarterly	—	545,852	545,852
3 Month SEK STIBOR	0.51%	SEK	568,120,000	09/16/2030	Quarterly	(49,258)	666,447	715,705
0.34%	3 Month SEK STIBOR	SEK	127,400,000	09/16/2030	Quarterly	(8,457)	101,685	110,142
0.32%	3 Month SEK STIBOR	SEK	119,700,000	09/16/2030	Quarterly	—	120,233	120,233
0.36%	3 Month SEK STIBOR	SEK	107,500,000	09/16/2030	Quarterly	12,140	58,698	46,558
6 Month EURIBOR	(0.25)%	EUR	5,720,000	09/18/2030	Semi-Annually	—	(78,642)	(78,642)
(0.19)%	6 Month EURIBOR	EUR	137,450,000	09/18/2030	Semi-Annually	30,194	862,418	832,224
(0.20)%	6 Month EURIBOR	EUR	145,950,000	09/18/2030	Semi-Annually	128,302	1,148,230	1,019,928
(0.20)%	6 Month EURIBOR	EUR	3,430,000	09/18/2030	Semi-Annually	(948)	24,883	25,831
6 Month GBP LIBOR	0.45%	GBP	8,300,000	09/18/2030	Semi-Annually	3,554	(15,620)	(19,174)
6 Month GBP LIBOR	0.31%	GBP	8,620,000	09/18/2030	Semi-Annually	—	(179,066)	(179,066)
6 Month GBP LIBOR	0.28%	GBP	5,440,000	09/18/2030	Semi-Annually	—	(136,166)	(136,166)
6 Month GBP LIBOR	0.30%	GBP	10,050,000	09/18/2030	Semi-Annually	—	(213,451)	(213,451)
6 Month GBP LIBOR	0.41%	GBP	13,770,000	09/18/2030	Semi-Annually	(36,206)	(107,435)	(71,229)
0.32%	6 Month GBP LIBOR	GBP	57,330,000	09/18/2030	Semi-Annually	44,862	1,076,527	1,031,665
0.32%	6 Month GBP LIBOR	GBP	20,050,000	09/18/2030	Semi-Annually	—	383,164	383,164
0.30%	6 Month GBP LIBOR	GBP	60,660,000	09/18/2030	Semi-Annually	137,030	1,324,667	1,187,637
3 Month USD LIBOR	0.53%	USD	6,490,000	09/18/2030	Quarterly	—	(114,666)	(114,666)
0.60%	3 Month USD LIBOR	USD	57,240,000	09/18/2030	Quarterly	(86,850)	607,858	694,708
0.61%	3 Month USD LIBOR	USD	132,740,000	09/18/2030	Quarterly	(360,220)	1,278,769	1,638,989
0.70%	3 Month USD LIBOR	USD	7,330,000	09/18/2030	Quarterly	(226)	5,580	5,806
3 Month USD LIBOR	0.63%	USD	18,640,000	09/18/2030	Quarterly	—	(146,495)	(146,495)
3 Month USD LIBOR	0.68%	USD	7,560,000	09/18/2030	Quarterly	208	(17,307)	(17,515)

						$356,363	$5,094,116	$4,737,753

See accompanying notes to the financial statements.	71

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on CSI 500 Index + (1 Month USD LIBOR minus 9.25%)	Appreciation on Total Return on CSI 500 Index	GS	USD	11,010,490	12/07/2020	Monthly	—	196,118	196,118
Total Return on Equity Basket (n)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	3,188,277	06/18/2022	Monthly	—	111,420	111,420
Total Return on Equity Basket (n)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	12,618,217	06/18/2022	Monthly	—	1,343,338	1,343,338
Total Return on Equity Basket (n)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	13,191,950	06/18/2022	Monthly	—	(224,402)	(224,402)
Total Return on Equity Basket (n)	1 Month Federal Funds Rate minus -1.75	MORD	USD	8,778,888	06/18/2022	Monthly	—	331,734	331,734
Total Return on Equity Basket (n)	1 Month Federal Funds Rate minus 0.90%	MORD	USD	2,574,022	06/18/2022	Monthly	—	(26,264)	(26,264)

							$—	$1,731,944	$1,731,944

As of August 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)	Securities are traded on separate exchanges for the same entity.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	Investment valued using significant unobservable inputs (Note 2).

(f)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	Security is in default.

(i)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(j)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).

(k)	The rate disclosed is the 7 day net yield as of August 31, 2020.

(l)	Rate rounds to 0.00%.

(m)	The rate shown represents yield-to-maturity.

(n)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 95.

72	See accompanying notes to the financial statements.

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.7%
Short-Term Investments	1.7
Preferred Stocks	0.7
Investment Funds	0.2
Futures Contracts	0.1
Debt Obligations	0.1
Swap Contracts	0.0 ^
Other	0.5

100.0%

Country/Region Summary¤	% of Investments
Japan	18.8%
United Kingdom	15.9
France	7.7
Netherlands	6.7
Switzerland	5.9
Spain	5.6
Germany	4.9
China	4.1
Australia	3.9
Italy	3.9
Singapore	3.8
Sweden	3.5
Portugal	2.9
Norway	2.4
Other Emerging	2.4 †
Hong Kong	2.0
Taiwan	1.9
Russia	1.6
Belgium	1.1
Other Developed	1.0 ‡

100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0% .

73

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

598,134	GMO Emerging Markets Fund, Class VI	19,104,392

8,318,144	GMO International Equity Fund, Class IV	173,433,293

	TOTAL MUTUAL FUNDS (COST $210,617,377)	192,537,685

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

96,619	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (a)	96,619

	TOTAL SHORT-TERM INVESTMENTS (COST $96,619)	96,619

	TOTAL INVESTMENTS — 100.0% (Cost $210,713,996)	192,634,304

	Other Assets and Liabilities (net) — (0.0%)	(37,560)

	TOTAL NET ASSETS — 100.0%	$192,596,744

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 95.

74	See accompanying notes to the financial statements.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	94.4%
Preferred Stocks	1.9
Short-Term Investments	1.6
Investment Funds	0.8
Debt Obligations	0.3
Futures Contracts	0.2
Swap Contracts	0.0 ^
Other	0.8

100.0%

Country/Region Summary¤	% of Investments
China	15.6%
Japan	12.7
United Kingdom	11.0
Taiwan	7.5
Russia	6.3
France	5.2
Other Emerging	4.7 †
Netherlands	4.5
Switzerland	4.0
Spain	3.8
Germany	3.3
Singapore	2.8
Australia	2.6
Italy	2.6
Sweden	2.4
Portugal	2.0
Korea	1.8
South Africa	1.7
Norway	1.6
Hong Kong	1.4
India	1.1
Other Developed	1.4 ‡

100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0% .

75

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

9,130,859	GMO Emerging Markets Fund, Class VI	291,639,651

22,070,142	GMO International Equity Fund, Class IV	460,162,451

	TOTAL MUTUAL FUNDS (COST $795,429,747)	751,802,102

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

268,834	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (a)	268,834

	TOTAL SHORT-TERM INVESTMENTS (COST $268,834)	268,834

	TOTAL INVESTMENTS — 100.0% (Cost $795,698,581)	752,070,936

	Other Assets and Liabilities (net) — (0.0%)	(40,303)

	TOTAL NET ASSETS — 100.0%	$752,030,633

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 95.

76	See accompanying notes to the financial statements.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	96.7%
Short-Term Investments	4.1
Forward Currency Contracts	1.5
Futures Contracts	0.7 #
Other	(3.0)

100.0%

(a)	GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO SGM Major Markets Fund. As such, the holdings of GMO Alternative Asset SPC Ltd. have been included with GMO SGM Major Markets Fund.

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The exposure the Fund has to futures contracts based on notional amounts is 9.9% of net assets.

#	Some or all is comprised of commodity exposure. See the Consolidated Schedule of Investments.

77

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 96.7%

	United States — 96.7%

	U.S. Government — 94.0%

15,000,000	U.S. Treasury Note, 1.38%, due 01/31/21	15,074,415

25,000,000	U.S. Treasury Note, 1.25%, due 03/31/21 (a)	25,157,227

25,000,000	U.S. Treasury Note, 1.38%, due 04/30/21	25,199,219

16,800,000	U.S. Treasury Note, 2.63%, due 05/15/21 (b)	17,091,375

47,000,000	U.S. Treasury Note, 1.38%, due 05/31/21	47,429,609

43,000,000	U.S. Treasury Note, 1.63%, due 06/30/21	43,520,703

15,000,000	U.S. Treasury Note, 1.13%, due 08/31/21	15,143,555

30,000,000	U.S. Treasury Note, 1.63%, due 12/31/21	30,587,109

30,000,000	U.S. Treasury Note, 1.50%, due 01/31/22	30,569,531

66,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 0.22%, due 01/31/21 (a) (b)	66,027,062

	Total U.S. Government	315,799,805

	U.S. Government Agency — 2.7%

9,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.13%, 0.20%, due 10/16/20	9,001,154

	Total United States	324,800,959

	TOTAL DEBT OBLIGATIONS (COST $323,612,357)	324,800,959

	SHORT-TERM INVESTMENTS — 4.1%

	Money Market Funds — 3.2%

1,420,179	SSgA USD Liquidity Fund – Class D Shares, 0.00% (b)	1,420,179

9,505,803	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (c)	9,505,803

	Total Money Market Funds	10,925,982

	U.S. Government — 0.9%

3,000,000	U.S. Treasury Bill, 0.11%, due 01/21/21 (b) (d)	2,998,742

	TOTAL SHORT-TERM INVESTMENTS (COST $13,924,632)	13,924,724

	TOTAL INVESTMENTS — 100.8% (Cost $337,536,989)	338,725,683

	Other Assets and Liabilities (net) — (0.8%)	(2,696,146)

	TOTAL NET ASSETS — 100.0%	$336,029,537

A summary of outstanding financial instruments at August 31, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
09/14/2020	BCLY	AUD	2,380,720	USD	1,713,473	(42,506)
09/14/2020	GS	AUD	4,775,497	USD	3,401,338	(120,988)
09/14/2020	JPM	AUD	23,591,096	USD	16,399,976	(1,000,420)
09/14/2020	GS	CHF	2,821,058	USD	3,024,491	(97,423)
09/16/2020	MSCI	EUR	4,285,586	USD	4,948,387	(167,380)
09/16/2020	UBS	EUR	4,877,052	USD	5,626,077	(195,733)
09/15/2020	MSCI	GBP	3,616,093	USD	4,578,417	(255,812)
09/10/2020	BCLY	JPY	168,660,591	USD	1,572,804	(19,745)
09/10/2020	SSB	JPY	134,221,359	USD	1,264,680	(2,682)
09/14/2020	BCLY	NZD	12,263,935	USD	8,043,359	(217,449)
09/14/2020	MSCI	USD	1,856,586	AUD	2,596,328	58,422
09/14/2020	SSB	USD	2,603,972	AUD	3,630,580	73,883
09/14/2020	UBS	USD	4,093,909	AUD	5,865,807	232,612
10/05/2020	GS	USD	984,170	CAD	1,311,396	21,332
10/05/2020	SSB	USD	11,466,988	CAD	15,361,014	310,944
09/14/2020	MSCI	USD	6,985,593	CHF	6,566,898	281,642
09/16/2020	BCLY	USD	2,404,430	EUR	2,120,468	126,804
09/16/2020	GS	USD	1,425,699	EUR	1,215,115	24,801
09/16/2020	SSB	USD	5,816,299	EUR	4,890,985	22,142
09/16/2020	UBS	USD	82,917,878	EUR	73,541,901	4,870,185
09/15/2020	GS	USD	2,305,464	GBP	1,767,907	57,989
09/15/2020	SSB	USD	12,805,653	GBP	10,150,488	764,182
09/10/2020	GS	USD	1,656,667	JPY	176,849,831	13,207
09/10/2020	MSCI	USD	716,202	JPY	75,564,263	(2,700)
09/10/2020	SSB	USD	28,316,918	JPY	3,042,062,481	407,227

						$5,142,534

78	See accompanying notes to the financial statements.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
636	Corn (b)	December 2020	11,376,450	969,308
181	FTSE 100	September 2020	14,345,473	(403,472)
31	Gold 100 OZ (b)	December 2020	6,133,660	67,788
94	Hang Seng Index	September 2020	15,172,412	(209,966)
893	Mini MSCI Emerging Markets	September 2020	49,132,860	2,881,049
62	MSCI Taiwan Index	September 2020	3,047,375	(53,594)
89	S&P/TSX 60	September 2020	13,496,531	667,841
56	Silver (b)	December 2020	8,006,320	167,373
15	U.S. Treasury Note 10 Yr. (CBT)	December 2020	2,088,750	(253)

			$122,799,831	$4,086,074

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
26	Australian Government Bond 10 Yr.	September 2020	$2,827,901	$22,803
76	CAC40 10 Euro	September 2020	4,486,152	(14,994)
71	Canadian Government Bond 10 Yr.	December 2020	8,216,154	24,051
11	DAX Index	September 2020	4,253,092	(172,632)
226	FTSE/JSE TOP 40	September 2020	6,812,497	(176,474)
32	Gilt Long Bond	December 2020	5,775,188	42,321
6	Japanese Government Bond 10 Yr. (OSE)	September 2020	8,587,452	28,299
217	Soybean (b)	November 2020	10,345,475	(921,008)
55	SPI 200	September 2020	6,089,934	48,061
212	TOPIX Index	September 2020	32,294,327	(748,508)

			$89,688,172	$(1,868,081)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	All or a portion of this security or derivative is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.
(c)	The rate disclosed is the 7 day net yield as of August 31, 2020.

(d)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 95.

See accompanying notes to the financial statements.	79

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	76.5%
Short-Term Investments	10.0
Other	13.5

100.0%

Country/Region Summary¤	Equity Investments % of Total Net Assets
United States	66.5%
New Zealand	4.7
Israel	3.7
United Kingdom	1.6

76.5%

Industry Group Summary	% of Equity Investments#
Retailing	47.1%
Real Estate	22.3
Software & Services	11.2
Diversified Financials	6.9
Media & Entertainment	6.4
Health Care Equipment & Services	6.1

100.0%

(a)

GMO Special Opportunities SPC Ltd. is a 100% owned subsidiary of GMO Special Opportunities Fund. As such, the holdings of GMO Special Opportunities SPC Ltd. have been included with GMO Special Opportunities Fund.

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

80

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 76.5%

	Israel — 3.7%

38,000	Wix.com Ltd *	11,195,940

	New Zealand — 4.7%

1,560,000	Ryman Healthcare Ltd	14,063,533

	United Kingdom — 1.6%

640,000	Burford Capital Ltd	4,838,011

	United States — 66.5%

750,000	At Home Group, Inc. *	14,332,500

193,830	Cardlytics, Inc. *	14,702,006

242,514	Carvana Co. *	52,373,323

156,684	Fastly, Inc. – Class A *	14,546,543

207,920	Interactive Brokers Group, Inc. – Class A	11,023,918

1,082,083	Redfin Corp. *	51,474,688

140,953	Wayfair, Inc. – Class A *	41,801,022

	Total United States	200,254,000

	TOTAL COMMON STOCKS (COST $79,320,841)	230,351,484

	SHORT-TERM INVESTMENTS — 10.0%

	Money Market Funds — 10.0%

206	SSgA USD Liquidity Fund – Class D Shares, 0.00% (a)	206

30,176,887	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (b)	30,176,887

	TOTAL SHORT-TERM INVESTMENTS (COST $30,177,093)	30,177,093

	TOTAL INVESTMENTS — 86.5% (Cost $109,497,934)	260,528,577

	Other Assets and Liabilities (net) — 13.5%	40,673,309

	TOTAL NET ASSETS — 100.0%	$301,201,886

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security or derivative is owned by GMO Special Opportunities SPC Ltd., which is a 100% owned subsidiary of GMO Special Opportunities Fund.

(b)	The rate disclosed is the 7 day net yield as of August 31, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 95.

See accompanying notes to the financial statements.	81

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	78.0%
Debt Obligations	15.5
Short-Term Investments	5.6
Investment Funds	1.8
Preferred Stocks	1.2
Swap Contracts	0.1
Loan Participations	0.0	^
Loan Assignments	0.0	^
Rights/Warrants	0.0	^
Purchased Options	0.0	^
Written/Credit Linked Options	(0.0	)^
Forward Currency Contracts	(0.0	)^
Futures Contracts	(0.7)
Securities Sold Short	(1.8)
Other	0.3

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	8.7%
Other Emerging	4.1	†
Other Developed	0.9	‡
Euro Region	(1.8	)#

	11.9%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	22.4%
China	9.2
Japan	8.3
United Kingdom	6.0
Taiwan	4.6
Other Emerging	4.3	†
Russia	4.1
Other Developed	3.3	‡
France	2.4
Netherlands	2.1
Spain	2.0
Germany	1.8
Switzerland	1.5
Singapore	1.4
Italy	1.3
South Korea	1.2
Australia	1.1
Portugal	1.0

	78.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

82

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 21.8%

	Australia — 0.3%

13,710	Ansell Ltd	388,610

299	Appen Ltd	7,626

26,425	Asaleo Care Ltd	21,350

48,596	Australian Pharmaceutical Industries Ltd	38,788

36,977	Fortescue Metals Group Ltd	472,617

14,488	GDI Property Group (REIT)	11,502

31,008	Genworth Mortgage Insurance Australia Ltd	34,403

16,555	JB Hi-Fi Ltd	610,018

6,322	Regis Resources Ltd	24,611

45,288	Sandfire Resources NL	155,281

3,088	Virtus Health Ltd	7,967

	Total Australia	1,772,773

	Belgium — 0.1%

17,785	AGFA-Gevaert NV *	75,142

3,591	bpost SA	35,754

1,057	Colruyt SA	66,624

3,277	UCB SA	388,937

	Total Belgium	566,457

	Brazil — 0.0%

50,200	JBS SA	205,620

20,300	Petrobras Distribuidora SA	79,073

	Total Brazil	284,693

	Canada — 0.3%

2,500	AGF Management Ltd – Class B	9,583

5,900	Bausch Health Cos Inc *	97,930

16,755	Brookfield Asset Management Inc – Class A	565,314

1,900	Canfor Pulp Products Inc	7,152

8,200	Cascades Inc	87,196

14,200	Celestica Inc *	113,112

14,500	CI Financial Corp	205,880

900	Cogeco Inc	54,117

5,900	Fortuna Silver Mines Inc *	42,972

200	Home Capital Group Inc *	3,379

4,000	iA Financial Corp Inc	143,980

5,600	IGM Financial Inc	136,656

9,400	Martinrea International Inc	72,283

16,217	Nutrien Ltd	597,921

1,700	Stantec Inc	55,196

700	TFI International Inc	30,944

5,600	Transcontinental Inc – Class A	65,860

	Total Canada	2,289,475

	China — 0.5%

10,000	Agile Group Holdings Ltd	13,786

586,000	Agricultural Bank of China Ltd – Class H	195,710

Shares	Description	Value ($)

	China — continued

379,500	BAIC Motor Corp Ltd – Class H	181,902

297,000	Bank of China Ltd – Class H	96,581

474,000	Bank of Communications Co Ltd – Class H	247,526

144,000	China CITIC Bank Corp Ltd – Class H	60,153

63,000	China Everbright Bank Co Ltd – Class H	22,572

85,000	China Lesso Group Holdings Ltd	158,279

28,000	China Lilang Ltd	16,139

17,000	China Medical System Holdings Ltd	19,146

40,000	China Minsheng Banking Corp Ltd – Class H	24,349

242,000	China National Building Material Co Ltd – Class H	339,667

298,000	China Petroleum & Chemical Corp – Class H	136,824

256,000	China Railway Group Ltd – Class H	131,300

189,000	China Resources Pharmaceutical Group Ltd	107,000

73,000	China SCE Group Holdings Ltd	37,994

34,000	China Shineway Pharmaceutical Group Ltd	23,784

172,000	Chongqing Rural Commercial Bank Co Ltd – Class H	70,083

30,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	78,335

24,000	Guangzhou R&F Properties Co Ltd – Class H	30,469

21,000	IGG Inc	24,225

7,000	JNBY Design Ltd	7,309

4,500	Livzon Pharmaceutical Group Inc – Class H	21,500

73,000	Postal Savings Bank of China Co Ltd – Class H	34,558

24,000	Powerlong Real Estate Holdings Ltd	17,346

18,700	Red Star Macalline Group Corp Ltd – Class H	12,414

121,200	Shanghai Pharmaceuticals Holding Co Ltd – Class H	215,681

130,000	Shimao Group Holdings Ltd	584,250

24,800	Sinopharm Group Co Ltd – Class H	60,895

148,000	Tianneng Power International Ltd	318,380

	Total China	3,288,157

	Denmark — 0.0%

4,336	Scandinavian Tobacco Group A/S	69,090

	Finland — 0.1%

18,095	Neste Oyj	968,722

	France — 0.7%

5,664	ALD SA	57,994

10,399	APERAM SA	307,058

1,945	Arkema SA	215,333

212	Assystem SA	6,024

197	Axway Software SA *	4,552

170	Boiron SA	7,018

84	Caisse Regionale de Credit Agricole Mutuel Nord de France *	1,958

289	Capgemini SE	40,090

161	Cie des Alpes	2,976

See accompanying notes to the financial statements.	83

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	France — continued

4,487	Coface SA *	35,056

743	Eiffage SA *	68,329

2,634	Fnac Darty SA *	114,668

322	GL Events *	3,960

79	Groupe Crit	4,524

91	HEXAOM	3,324

3,884	IPSOS	102,558

425	Kaufman & Broad SA	16,878

1,158	Kering SA	710,507

1,946	L’Oreal SA	645,779

1,622	LVMH Moet Hennessy Louis Vuitton SE	761,728

6,238	Metropole Television SA *	77,890

3,784	Quadient SA	52,736

8,453	Safran SA *	976,190

3,617	Sanofi	366,361

2,000	Sanofi ADR	101,160

163	Synergie SA *	3,996

	Total France	4,688,647

	Germany — 0.7%

1,466	Aurubis AG	105,376

228	Bechtle AG	46,081

36,229	CECONOMY AG *	166,846

3,104	CropEnergies AG	45,280

45,902	Deutsche Pfandbriefbank AG	334,354

16,552	Deutz AG	89,041

16,690	Dialog Semiconductor Plc *	725,064

387	Draegerwerk AG & Co KGaA *	28,607

2,401	DWS Group GmbH & Co KGaA *	94,646

2,046	Gerresheimer AG	241,641

98	Grammer AG *	1,829

9,760	HeidelbergCement AG	619,193

1,084	Hornbach Holding AG & Co KGaA	118,035

40,915	Infineon Technologies AG	1,137,698

10,214	Software AG	509,280

4,351	Takkt AG *	57,368

5,228	Traton SE *	107,017

2,136	VERBIO Vereinigte BioEnergie AG	36,747

904	Wuestenrot & Wuerttembergische AG	15,726

	Total Germany	4,479,829

	Hong Kong — 0.2%

19,000	Chow Sang Sang Holdings International Ltd	21,389

260,000	CITIC Telecom International Holdings Ltd	90,183

130,000	CSI Properties Ltd	4,040

18,500	Dah Sing Banking Group Ltd	17,574

24,800	Dah Sing Financial Holdings Ltd	70,500

70,000	Giordano International Ltd	11,730

245,000	HKT Trust & HKT Ltd – Class SS	350,087

78,500	Johnson Electric Holdings Ltd	154,864

Shares	Description	Value ($)

	Hong Kong — continued

139,000	Pacific Textiles Holdings Ltd	61,456

12,000	Pico Far East Holdings Ltd	1,532

20,000	Prosperity REIT	6,115

218,000	Shun Tak Holdings Ltd	75,556

60,000	Sun Hung Kai & Co Ltd	24,684

4,000	TAI Cheung Holdings Ltd	2,537

65,900	VTech Holdings Ltd	384,315

131,000	WH Group Ltd	112,910

128,000	Yue Yuen Industrial Holdings Ltd	221,478

	Total Hong Kong	1,610,950

	India — 0.0%

20,549	REC Ltd	29,738

	Ireland — 0.2%

10,295	AIB Group Plc *	12,664

39,165	Bank of Ireland Group Plc	87,745

690	CRH Plc	25,734

3,200	CRH Plc Sponsored ADR	118,720

2,237	Glanbia Plc	25,716

71,600	Hibernia REIT Plc	101,772

36,837	Irish Residential Properties REIT Plc	61,925

9,692	Origin Enterprises Plc	39,774

7,694	Permanent TSB Group Holdings Plc *	4,685

49,187	Ryanair Holdings Plc *	699,308

9,904	Smurfit Kappa Group Plc	350,713

6,616	Total Produce Plc	8,964

	Total Ireland	1,537,720

	Italy — 0.4%

2,382	ACEA SPA	48,979

27,359	Anima Holding SPA	120,183

3,839	Ascopiave SPA	15,019

23,846	Buzzi Unicem SPA	582,910

3,639	Cementir Holding NV	25,415

26,335	Enav SPA	110,802

23,403	EXOR NV	1,380,271

136,816	Hera SPA	522,400

1,690	La Doria SPA	22,229

4,121	Nexi SPA *	73,342

6,156	Piaggio & C SPA	17,463

92	Recordati Industria Chimica e Farmaceutica SPA	5,018

348	Sesa SPA	31,248

	Total Italy	2,955,279

	Japan — 4.4%

1,700	77 Bank Ltd (The)	24,957

2,000	ADEKA Corp	29,188

34,000	Aeon Mall Co Ltd	449,283

84	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

1,400	Aichi Corp	10,843

65,700	Amada Co Ltd	583,874

3,300	Amano Corp	68,797

600	Arata Corp	28,676

900	Arcland Sakamoto Co Ltd	17,895

11,700	Arcs Co Ltd	289,157

42,100	Asics Corp	580,403

37,200	Astellas Pharma Inc	583,599

800	Bando Chemical Industries Ltd	4,383

24,900	Brother Industries Ltd	411,943

9,900	Chiba Bank Ltd (The)	51,278

400	Chiyoda Integre Co Ltd	6,043

21,600	Chugoku Marine Paints Ltd	200,828

700	Cleanup Corp	3,373

4,100	Dai Nippon Printing Co Ltd	86,988

1,300	Dai Nippon Toryo Co Ltd	10,853

400	Dai-Dan Co Ltd	10,139

11,300	Daicel Corp	81,880

8,300	Daihen Corp	326,691

400	Daiichi Jitsugyo Co Ltd	13,642

400	Dainichiseika Color & Chemicals Manufacturing Co Ltd	8,131

1,200	Daiwa Industries Ltd	10,397

4,600	Daiwabo Holdings Co Ltd	276,997

20,600	Denka Co Ltd	579,691

10,500	Doshisha Co Ltd	201,274

3,500	DTS Corp	73,383

1,000	ESPEC Corp	17,278

4,500	FANUC Corp	789,446

5,200	Fuji Electric Co Ltd	162,228

700	Fujimi Inc	23,404

3,400	Fujitec Co Ltd	67,788

4,200	Fujitsu General Ltd	109,896

200	Fukuda Corp	9,202

4,600	Geo Holdings Corp	74,555

3,600	Glory Ltd	75,169

6,700	GungHo Online Entertainment Inc	138,351

9,900	Gunma Bank Ltd (The)	32,550

6,000	Gunze Ltd	215,979

6,900	Gurunavi Inc	42,065

9,100	Hachijuni Bank Ltd (The)	35,166

6,300	Hakuhodo DY Holdings Inc	78,223

800	Hakuto Co Ltd	8,345

56,300	Haseko Corp	768,290

35,900	Hazama Ando Corp	243,858

5,600	Hiroshima Bank Ltd (The)	28,341

3,400	Hisamitsu Pharmaceutical Co Inc	157,059

10,200	Hogy Medical Co Ltd	323,867

2,500	Hokuhoku Financial Group Inc	23,181

10,100	Horiba Ltd	552,960

3,300	Inaba Denki Sangyo Co Ltd	81,709

Shares	Description	Value ($)

	Japan — continued

16,600	Inabata & Co Ltd	204,709

3,000	Itochu Enex Co Ltd	26,567

2,400	Itochu Techno-Solutions Corp	86,873

100	Itochu-Shokuhin Co Ltd	5,286

2,700	Itoki Corp	9,278

9,000	Jafco Co Ltd	362,178

40,400	JVCKenwood Corp	59,744

72,600	K’s Holdings Corp	1,028,702

26,500	Kadokawa Corp	677,860

1,800	Kaken Pharmaceutical Co Ltd	83,390

800	Kamei Corp	7,459

8,800	Kanamoto Co Ltd	191,011

26,300	Kanematsu Corp	332,048

700	Kanematsu Electronics Ltd	26,718

300	Kato Sangyo Co Ltd	10,342

24,600	KDDI Corp	715,069

53,900	Kenedix Inc	261,804

24,400	Kinden Corp	402,498

1,800	Kissei Pharmaceutical Co Ltd	39,257

900	Komeri Co Ltd	27,889

26,100	Konica Minolta Inc	84,193

7,000	Konoike Transport Co Ltd	74,477

1,100	Kureha Corp	47,047

21,900	Kyowa Exeo Corp	550,952

1,800	Makino Milling Machine Co Ltd	62,160

9,900	Mandom Corp	157,368

10,600	Maruichi Steel Tube Ltd	284,187

500	Maruzen Showa Unyu Co Ltd	16,168

500	Matsuda Sangyo Co Ltd	7,345

19,300	Maxell Holdings Ltd *	185,048

12,200	Mebuki Financial Group Inc	29,576

2,100	Medipal Holdings Corp	40,131

4,900	Meidensha Corp	75,427

700	METAWATER Co Ltd	29,407

17,600	Mitsubishi Gas Chemical Co Inc	314,282

145,200	Mitsubishi UFJ Financial Group Inc	605,828

1,000	Mitsuboshi Belting Ltd	15,464

1,200	Mitsui Sugar Co Ltd	21,887

500	Mochida Pharmaceutical Co Ltd	18,486

21,700	MS&AD Insurance Group Holdings Inc	601,926

1,200	MTI Ltd	8,276

4,200	NEC Networks & System Integration Corp	78,086

15,800	NH Foods Ltd	715,744

4,900	Nichi-iko Pharmaceutical Co Ltd	55,043

5,250	Nichias Corp	124,291

7,900	Nikkon Holdings Co Ltd	174,304

3,300	Nippo Corp	85,460

2,000	Nippon Flour Mills Co Ltd	31,806

7,300	Nippon Kayaku Co Ltd	71,714

75,500	Nippon Light Metal Holdings Co Ltd	132,275

See accompanying notes to the financial statements.	85

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

2,200	Nippon Soda Co Ltd	62,463

34,100	Nippon Telegraph & Telephone Corp	775,966

1,200	Nisshin Oillio Group Ltd (The)	35,590

400	Nissin Corp	6,074

5,700	Nissin Electric Co Ltd	60,493

2,600	Nojima Corp	76,947

13,100	Nomura Real Estate Holdings Inc	249,916

59,100	Obayashi Corp	577,669

100	Okinawa Cellular Telephone Co	3,938

800	Organo Corp	42,388

51,100	ORIX Corp	635,230

600	Osaka Soda Co Ltd	14,291

1,000	Otsuka Corp	49,076

13,700	Pacific Industrial Co Ltd	127,938

1,100	Paramount Bed Holdings Co Ltd	43,780

29,900	Penta-Ocean Construction Co Ltd	191,757

2,000	Proto Corp	22,981

10,500	Raiznext Corp	131,596

600	Rinnai Corp	55,503

4,600	San-A Co Ltd	186,924

2,200	San-Ai Oil Co Ltd	19,373

4,100	Sanki Engineering Co Ltd	43,955

900	Sanyo Chemical Industries Ltd	41,813

6,500	Secom Co Ltd	615,143

4,300	Seiko Holdings Corp	60,598

600	Sekisui Jushi Corp	12,581

69,200	Shimizu Corp	531,551

1,600	Shizuoka Gas Co Ltd	13,191

7,400	Showa Corp	158,705

200	Sinanen Holdings Co Ltd	5,589

1,500	Sinko Industries Ltd	19,282

1,700	Sintokogio Ltd	11,342

45,100	SKY Perfect JSAT Holdings Inc	172,103

40,900	Sumitomo Chemical Co Ltd	132,655

10,700	Sumitomo Dainippon Pharma Co Ltd	135,269

28,100	Sumitomo Forestry Co Ltd	448,641

500	Sumitomo Seika Chemicals Co Ltd	16,264

1,200	Suzuken Co Ltd	44,577

12,200	T Hasegawa Co Ltd	243,553

4,000	T-Gaia Corp	78,765

2,000	Taisei Corp	69,032

1,100	Taisho Pharmaceutical Holdings Co Ltd	67,688

4,100	Takasago Thermal Engineering Co Ltd	56,157

20,100	Takuma Co Ltd	321,764

1,200	Tamron Co Ltd	19,363

16,000	Teijin Ltd	250,874

10,500	Toho Holdings Co Ltd	202,971

2,200	Tokyo Seimitsu Co Ltd	67,322

7,600	Tokyu Construction Co Ltd	34,846

900	Toli Corp	2,103

3,500	Toppan Forms Co Ltd	31,681

Shares	Description	Value ($)

	Japan — continued

58,900	Toppan Printing Co Ltd	914,113

800	Torii Pharmaceutical Co Ltd	20,825

23,600	Tosei Corp	206,641

39,100	Tosoh Corp	578,445

7,400	Toyo Suisan Kaisha Ltd	420,743

11,900	Toyota Industries Corp	691,245

1,100	Trend Micro Inc	68,074

5,300	TS Tech Co Ltd	155,035

400	Tsumura & Co	11,359

18,900	Ushio Inc	233,717

3,200	YAMABIKO Corp	32,584

3,200	Yamaha Motor Co Ltd	50,244

2,800	Yamazen Corp	26,364

3,100	Yellow Hat Ltd	51,073

38,800	Yokogawa Electric Corp	633,821

900	Yuasa Trading Co Ltd	26,154

14,500	Zenkoku Hosho Co Ltd	513,072

	Total Japan	30,253,316

	Malaysia — 0.0%

17,200	Top Glove Corp Berhad	108,636

	Malta — 0.0%

125,500	BGP Holdings Plc (a)	—

	Mexico — 0.1%

337,400	Grupo Mexico SAB de CV Series B	900,473

3,100	El Puerto de Liverpool SAB de CV – Class C1	8,166

	Total Mexico	908,639

	Netherlands — 0.7%

11,227	ABN AMRO Bank NV CVA *	106,631

656	Adyen NV *	1,105,788

204	ASM International NV	30,628

15,230	ASR Nederland NV	526,544

991	Heineken Holding NV	81,086

66	Hunter Douglas NV	3,550

1,190	Koninklijke Ahold Delhaize NV	35,802

1,945	Koninklijke Vopak NV	106,792

14,511	Randstad NV	755,202

42,614	Signify NV	1,421,497

8,980	Wolters Kluwer NV	736,657

	Total Netherlands	4,910,177

	Norway — 0.3%

6,365	Austevoll Seafood ASA	58,701

46,695	BW LPG Ltd	217,849

95,337	Elkem ASA	196,636

18,853	Europris ASA	94,897

11,301	Gjensidige Forsikring ASA	240,575

86	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Norway — continued

2,895	Kongsberg Gruppen ASA	43,011

15,100	Norwegian Finans Holding ASA *	114,420

28,207	Orkla ASA	286,908

329	Salmar ASA *	17,799

1,557	Selvaag Bolig ASA	9,476

2,664	SpareBank 1 Nord Norge	20,513

415	Sparebank 1 Oestlandet	4,221

4,533	SpareBank 1 SMN	45,041

19,667	SpareBank 1 SR-Bank ASA *	176,647

9,746	Yara International ASA	408,322

	Total Norway	1,935,016

	Philippines — 0.0%

350	Globe Telecom Inc	15,059

	Poland — 0.0%

8,498	PLAY Communications SA	70,428

19,556	Polskie Gornictwo Naftowe i Gazownictwo SA	27,190

	Total Poland	97,618

	Portugal — 0.4%

43,398	Altri SGPS SA	217,690

1,956,817	Banco Comercial Portugues SA – Class R *	231,588

1,661	CTT-Correios de Portugal SA *	5,179

2,594	EDP Renovaveis SA	44,373

88,303	EDP – Energias de Portugal SA	448,894

38,127	Galp Energia SGPS SA	409,414

26,554	Jeronimo Martins SGPS SA	437,001

33,194	Mota-Engil SGPS SA *	62,592

55,760	Navigator Co SA (The)	147,427

90,609	NOS SGPS SA	366,983

43,649	REN – Redes Energeticas Nacionais SGPS SA	127,077

1,298	Semapa-Sociedade de Investimento e Gestao	11,862

211,728	Sonae SGPS SA	151,129

	Total Portugal	2,661,209

	Russia — 0.4%

1,707,000	Inter RAO UES PJSC	120,245

6,963	LUKOIL PJSC	467,663

12,094	LUKOIL PJSC Sponsored ADR	827,497

5,070	Novatek PJSC Sponsered GDR (Registered)	756,865

4,799	Novolipetsk Steel PJSC GDR	100,009

4,656,000	ROSSETI PJSC	91,582

14,700	Surgutneftegas PJSC	7,270

	Total Russia	2,371,131

	Singapore — 0.4%

25,200	Accordia Golf Trust	13,414

44,200	Ascendas Real Estate Investment Trust	107,688

34,500	CapitaLand Commercial Trust (REIT)	42,537

Shares	Description	Value ($)

	Singapore — continued

23,500	City Developments Ltd	138,477

122,100	ComfortDelGro Corp Ltd	132,527

17,000	DBS Group Holdings Ltd	260,524

21,100	First Real Estate Investment Trust	7,666

7,800	Jardine Cycle & Carriage Ltd	108,546

26,700	Keppel DC (REIT)	57,054

164,100	Mapletree Industrial Trust (REIT)	367,270

39,200	Mapletree Logistics Trust (REIT)	59,561

244,400	Mapletree North Asia Commercial Trust (REIT)	168,579

42,400	Silverlake Axis Ltd	9,960

15,300	Singapore Exchange Ltd	96,750

77,100	SPH (REIT)	49,252

68,000	StarHub Ltd	60,931

20,600	Venture Corp Ltd	300,230

33,000	Wilmar International Ltd	105,579

671,800	Yangzijiang Shipbuilding Holdings Ltd	451,312

58,400	Yanlord Land Group Ltd	51,875

	Total Singapore	2,589,732

	South Africa — 0.0%

36,838	Absa Group Ltd	166,854

4,985	Liberty Holdings Ltd	17,793

3,145	Motus Holdings Ltd *	5,096

5,690	Reunert Ltd	10,302

34,569	Telkom SA SOC Ltd	46,271

	Total South Africa	246,316

	South Korea — 0.3%

722	DB HiTek Co Ltd	21,600

28,400	Hana Financial Group Inc	672,148

733	KB Financial Group Inc	22,742

20,599	Kia Motors Corp	732,630

1,558	Shinhan Financial Group Co Ltd	38,777

990	SK Hynix Inc	62,564

368	SK Telecom Co Ltd	76,729

24,700	SK Telecom Co Ltd Sponsored ADR	567,359

1,202	Yuhan Corp	67,726

	Total South Korea	2,262,275

	Spain — 0.8%

21,616	Acerinox SA *	175,523

10,944	ACS Actividades de Construccion y Servicios SA	267,800

22,346	Almirall SA *	245,825

13,170	Amadeus IT Group SA	739,854

20,413	Cia de Distribucion Integral Logista Holdings SA	361,955

1,589	Ebro Foods SA	39,009

2,369	eDreams ODIGEO SA *	6,408

965	Enagas SA	23,631

See accompanying notes to the financial statements.	87

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Spain — continued

34,365	Endesa SA	953,963

13,977	Faes Farma SA	55,345

36,357	Iberdrola SA	458,712

27,806	Industria de Diseno Textil SA	781,827

40,863	Mediaset Espana Comunicacion SA *	135,778

33,726	Red Electrica Corp SA	645,453

123,203	Unicaja Banco SA *	88,606

8,734	Viscofan SA	646,187

	Total Spain	5,625,876

	Sweden — 0.2%

2,305	AcadeMedia AB	19,394

4,348	Betsson AB *	36,400

10,577	Bilia AB – Class A *	125,617

5,334	Granges AB *	47,502

1,741	Humana AB *	12,231

11,030	Inwido AB *	109,841

990	Lindab International AB	15,957

7,667	Nobia AB *	49,527

532	Nyfosa AB *	3,846

30,082	Skanska AB – B Shares *	611,802

1,448	SKF AB – B Shares	28,962

	Total Sweden	1,061,079

	Switzerland — 0.1%

2,053	Galenica AG	147,414

298	Partners Group Holding AG	303,575

30	Roche Holding AG	10,524

	Total Switzerland	461,513

	Taiwan — 0.2%

3,000	Asustek Computer Inc	24,845

122,000	Hon Hai Precision Industry Co Ltd	319,968

12,000	Inventec Corp	9,289

2,000	Radiant Opto-Electronics Corp	7,344

23,000	Chicony Electronics Co Ltd	69,384

47,000	Novatek Microelectronics Corp	384,536

375,000	Pou Chen Corp	354,305

	Total Taiwan	1,169,671

	Turkey — 0.0%

20,733	Turkiye Vakiflar Bankasi TAO – Class D *	11,505

	United Kingdom — 2.2%

65,066	3i Group Plc	799,564

13,929	Aggreko Plc	87,733

35,218	Anglo American Plc	865,472

2,293	AVEVA Group Plc	154,903

3,420	Bank of Georgia Group Plc *	42,426

104,997	Barratt Developments Plc	733,204

Shares	Description	Value ($)

	United Kingdom — continued

8,249	Bellway Plc	262,052

17,845	Berkeley Group Holdings Plc (The)	1,078,435

4,639	British American Tobacco Plc	156,358

13,400	British American Tobacco Plc Sponsored ADR	452,518

167,643	Centamin Plc	470,938

8,037	CMC Markets Plc	34,453

63,184	Compass Group Plc	1,022,440

7,001	Computacenter Plc	190,335

2,268	Daily Mail & General Trust Plc – Class A	19,664

38,085	Dixons Carphone Plc	47,115

7,106	Dunelm Group Plc	135,183

3,209	Electrocomponents Plc	29,031

1,271	EMIS Group Plc	17,392

5,369	Ferguson Plc	526,513

138,388	Ferrexpo Plc	340,067

26,408	Frasers Group Plc *	122,897

359	Galliford Try Holdings Plc	406

4,421	Gem Diamonds Ltd *	1,830

4,488	Go-Ahead Group Plc (The)	39,261

1,918	Grafton Group Plc	19,792

32,106	IG Group Holdings Plc	334,341

4,837	IMI Plc	67,303

23,422	Inchcape Plc *	157,781

29,866	Indivior Plc *	47,394

33,484	International Consolidated Airlines Group SA	89,725

7,674	International Personal Finance Plc	7,017

75,663	J Sainsbury Plc	185,912

5,702	JD Sports Fashion Plc	54,873

1,128	Johnson Matthey Plc	35,576

58,548	Kingfisher Plc	212,914

12,214	Lookers Plc (b)	3,429

16,888	Meggitt Plc	65,037

4,410	Micro Focus International Plc *	17,496

12,455	Mitchells & Butlers Plc *	28,632

1,399	Mondi Plc	27,527

16,910	Morgan Advanced Materials Plc	52,408

4,384	Morgan Sindall Group Plc	73,784

24,289	National Express Group Plc	41,161

4,545	Numis Corp Plc	17,685

19,750	OneSavings Bank Plc	80,383

16,757	Paragon Banking Group Plc	79,577

25,522	Pennon Group Plc	340,999

77,049	Persimmon Plc	2,677,317

53,309	Pets at Home Group Plc	207,888

21,902	Phoenix Group Holdings Plc	202,551

9,878	Playtech Plc	48,689

25,364	Plus500 Ltd	493,608

49,124	Premier Foods Plc *	55,181

110,718	QinetiQ Group Plc	428,463

9,678	Redde Northgate Plc	24,318

5,493	Savills Plc	59,856

88	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

35,698	Sirius Real Estate Ltd	35,705

7,393	Smiths Group Plc	137,218

5,939	Softcat Plc	109,990

32,470	Spirent Communications Plc	127,567

7,940	Stock Spirits Group Plc	22,984

54,317	Tate & Lyle Plc	492,487

34,222	Taylor Wimpey Plc	55,329

2,007	Ultra Electronics Holdings Plc	61,844

4,575	Vesuvius Plc	24,609

18,221	WM Morrison Supermarkets Plc	46,627

1,364	WPP Plc	11,553

	Total United Kingdom	14,994,720

	United States — 7.8%

4,000	AbbVie, Inc.	383,080

29,200	ACCO Brands Corp.	189,216

3,000	Activision Blizzard, Inc.	250,560

9,700	Acushnet Holdings Corp. (c)	342,313

1,200	Adtalem Global Education, Inc. * (c)	39,840

300	AGCO Corp.	21,330

700	Alexion Pharmaceuticals, Inc. *	79,954

800	Allstate Corp. (The)	74,400

13,147	American Express Co. (c)	1,335,604

7,400	Ameriprise Financial, Inc. (d)	1,160,320

1,300	AmerisourceBergen Corp.	126,139

4,500	Amgen, Inc. (c)	1,139,940

5,600	Apple, Inc. (c)	722,624

10,140	Applied Materials, Inc.	624,624

800	Atkore International Group, Inc. *	21,384

1,700	AutoNation, Inc. * (c)	96,662

1,200	BellRing Brands, Inc. – Class A *	23,328

12,100	Best Buy Co., Inc.	1,342,011

700	Big Lots, Inc.	33,005

100	Bio-Rad Laboratories, Inc. – Class A *	50,859

400	Booking Holdings, Inc. * (c)	764,180

25,400	BorgWarner, Inc. (c)	1,030,986

2,900	Brady Corp. – Class A	135,981

1,300	Brinker International, Inc.	58,552

1,200	Bristol-Myers Squibb Co.	74,640

3,300	Broadmark Realty Capital, Inc. (REIT)	32,340

2,400	Bruker Corp.	100,848

4,800	Builders FirstSource, Inc. *	146,976

11,100	Cadence Design Systems, Inc. * (d)	1,231,101

1,000	Campbell Soup Co.	52,610

1,400	Carrier Global Corp.	41,790

1,900	CBIZ, Inc. *	46,208

500	Cerence, Inc. *	26,600

19,073	Charles Schwab Corp. (The)	677,664

26,319	Cheesecake Factory, Inc. (The) (c)	777,200

8,400	Chevron Corp. (c) (d)	705,012

2,500	Church & Dwight Co., Inc.	239,575

Shares	Description	Value ($)

	United States — continued

200	Cimpress Plc * (c)	18,540

800	Clorox Co. (The)	178,800

4,300	Columbia Sportswear Co. (c)	367,951

600	Core-Mark Holding Co., Inc.	20,052

16,200	CoreCivic, Inc. (REIT)	150,822

700	CoreLogic Inc/United States	46,480

59,475	Corteva, Inc. (d)	1,698,011

1,300	CSG Systems International, Inc. (c)	55,341

3,700	Curo Group Holdings Corp.	28,490

42,000	Dana, Inc.	585,900

1,400	Dick’s Sporting Goods, Inc. (c)	75,768

700	DISH Network Corp. – Class A *	24,864

700	DR Horton, Inc. (c)	49,959

300	Eastman Chemical Co.	21,933

20,100	eBay, Inc.	1,101,078

7,100	Electronic Arts, Inc. * (d)	990,237

6,900	Eli Lilly & Co. (d)	1,023,891

9,300	Enova International, Inc. *	158,844

8,600	Envista Holdings Corp. * (c)	206,314

18,957	EOG Resources, Inc.	859,510

2,600	Estee Lauder Cos, Inc. (The) – Class A (d)	576,472

700	Exterran Corp. *	3,220

300	Federal Agricultural Mortgage Corp. – Class C	20,445

2,100	Federal Signal Corp.	67,452

1,000	First American Financial Corp.	52,570

7,100	Fox Corp. – Class A	197,806

2,800	Fox Corp. – Class B *	77,840

3,600	Garmin Ltd.	372,996

200	General Dynamics Corp.	29,870

1,900	General Mills, Inc.	121,505

2,200	GEO Group, Inc. (REIT)	24,552

13,700	Gilead Sciences, Inc. (d)	914,475

200	Graham Holdings Co. – Class B (d)	85,590

2,100	Group 1 Automotive, Inc. (c)	181,524

7,700	H&R Block, Inc.	111,650

8,200	Hasbro, Inc. (c)	647,308

2,200	Heidrick & Struggles International, Inc.	47,586

17,800	Herman Miller, Inc. (d)	424,174

3,600	Hershey Co. (The) (c)	535,104

16,900	Hewlett Packard Enterprise Co.	163,423

7,701	Hilton Worldwide Holdings, Inc.	695,862

200	Hologic, Inc. *	11,944

3,951	Honeywell International, Inc.	654,088

43,000	HP, Inc. (d)	840,650

6,900	Huntsman Corp. (c)	149,178

4,200	Illinois Tool Works, Inc. (c)	829,710

200	Innospec, Inc.	14,938

2,900	Insight Enterprises, Inc. * (c)	173,435

23,100	Intel Corp. (d)	1,176,945

700	Inter Parfums, Inc.	31,269

14,200	Interpublic Group of Cos., Inc. (The)	252,192

See accompanying notes to the financial statements.	89

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued

2,700	Intuit, Inc. (d)	932,553

300	Johnson Outdoors, Inc. – Class A	25,713

41,900	Juniper Networks, Inc. (c)	1,047,500

1,900	Kimberly-Clark Corp. (c)	299,744

700	Kontoor Brands, Inc. * (c)	15,470

14,700	Kroger Co. (The) (c)	524,496

4,900	La-Z-Boy, Inc.	159,250

13,595	Las Vegas Sands Corp.	689,402

1,600	Laureate Education, Inc. – Class A *	20,032

400	Lockheed Martin Corp.	156,104

24,500	Lyft, Inc. – Class A * (d)	726,915

676	Markel Corp. * (c)	734,697

1,600	Materion Corp.	87,344

1,500	McKesson Corp.	230,160

1,100	MDC Holdings, Inc.	47,718

8,700	Medtronic Plc	934,989

6,200	Merck & Co., Inc. (d)	528,674

2,100	Meritor, Inc. *	47,796

13,280	Micron Technology, Inc. * (d)	604,373

1,300	Microsoft Corp.	293,189

13,600	Modine Manufacturing Co. * (c)	92,072

3,800	Moog, Inc. – Class A	229,102

2,600	Motorola Solutions, Inc. (c)	402,350

4,900	Movado Group, Inc.	53,459

2,600	Mylan NV *	42,588

300	NetApp, Inc.	14,217

1,900	Newmark Group, Inc. – Class A	8,417

3,100	NortonLifeLock, Inc.	72,912

1,300	OneMain Holdings, Inc.	37,804

3,200	Oracle Corp. (c)	183,104

900	Oshkosh Corp.	69,309

1,350	Otis Worldwide Corp.	84,915

100	Parker-Hannifin Corp.	20,601

2,600	Parsons Corp. *	86,476

6,700	PepsiCo, Inc. (d)	938,402

12,000	Perdoceo Education Corp. *	172,440

20,500	Pfizer, Inc. (c) (d)	774,695

14,500	Phillips 66 (d)	847,815

2,200	Polaris, Inc.	222,288

2,500	Progress Software Corp.	94,725

1,700	PulteGroup, Inc.	75,803

17,500	Qurate Retail, Inc. – Series A *	193,375

14,145	Raytheon Technologies Corp.	862,845

800	Regional Management Corp. *	14,632

900	Reliance Steel & Aluminum Co.	94,383

900	Scholastic Corp.	20,250

1,500	Schweitzer-Mauduit International, Inc. (c)	45,495

1,200	Seagate Technology Plc (c)	57,588

24,066	Sensata Technologies Holding Plc *	1,002,108

800	Silgan Holdings, Inc.	30,448

1,800	Skechers U.S.A., Inc. – Class A *	53,730

Shares	Description	Value ($)

	United States — continued

1,900	SolarWinds Corp. *	39,957

6,000	Sonic Automotive, Inc. – Class A (c)	253,560

600	SPX Corp. *	25,098

1,300	Steelcase, Inc. – Class A	13,585

500	STERIS Plc	79,820

8,200	Stoneridge, Inc. *	165,640

900	Sykes Enterprises, Inc. *	29,795

6,100	Synopsys, Inc. * (d)	1,349,930

500	TE Connectivity Ltd.	48,300

500	Teledyne Technologies, Inc. *	156,805

5,100	Telephone & Data Systems, Inc.	117,963

3,300	Textron, Inc.	130,119

12,100	Timken Co. (The) (d)	655,699

2,627	Triple-S Management Corp. – Class B *	48,862

1,400	Tyson Foods, Inc.– Class A	87,920

1,500	UFP Industries, Inc.	89,025

3,100	Universal Corp.	134,571

28,660	US Bancorp	1,043,224

10,047	Verso Corp. – Class A	131,716

12,748	VF Corp. (c)	838,181

11,700	Vishay Intertechnology, Inc.	187,083

25,224	Wells Fargo & Co.	609,160

700	West Pharmaceutical Services, Inc.	198,772

300	Williams-Sonoma, Inc. (c)	26,328

8,700	World Fuel Services Corp.	229,680

1,200	WW International, Inc. *	28,176

17,600	Xenia Hotels & Resorts, Inc. (REIT) (d)	158,048

9,100	Zynga Inc. – Class A *	82,446

	Total United States	53,311,944

	TOTAL COMMON STOCKS (COST $143,381,618)	149,536,962

	PREFERRED STOCKS(e)— 0.2%

	Brazil — 0.1%

101,132	Bradespar SA	812,046

	Germany — 0.0%

1,729	Draegerwerk AG & Co KGaA	146,612

446	Villeroy & Boch AG	6,103

	Total Germany	152,715

	Russia — 0.1%

411,900	Surgutneftegas PJSC	206,466

	Total Russia	206,466

	TOTAL PREFERRED STOCKS (COST $1,055,551)	1,171,227

	RIGHTS/WARRANTS — 0.0%

	Italy — 0.0%

3,839	Ascopiave SPA, Expires 09/30/20 *	—

	TOTAL RIGHTS/WARRANTS (COST $—)	—

90	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 4.8%

	United States — 4.8%

	U.S. Government — 4.8%

5,397,038	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (f)	5,996,720

868,345	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (f)	982,638

3,272,704	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (d) (f)	4,018,523

1,205,498	U.S. Treasury Inflation Indexed Bond, 0.75%, due 07/15/28 (f)	1,402,216

1,956,855	U.S. Treasury Inflation Indexed Bond, 0.88%, due 01/15/29 (f)	2,300,986

9,913,894	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (d) (f)	13,080,919

2,404,368	U.S. Treasury Inflation Indexed Bond, 0.13%, due 01/15/30 (f)	2,686,881

2,111,151	U.S. Treasury Inflation Indexed Bond, 0.13%, due 07/15/30 (f)	2,378,632

	Total U.S. Government	32,847,515

	Total United States	32,847,515

	TOTAL DEBT OBLIGATIONS (COST $29,235,015)	32,847,515

	MUTUAL FUNDS — 74.7%

	United States — 74.7%

	Affiliated Issuers — 74.7%

995,450	GMO Emerging Country Debt Fund, Class IV	26,717,878

5,026,673	GMO Emerging Markets Fund, Class VI	160,551,948

6,391,651	GMO International Equity Fund, Class IV	133,265,924

2,311,477	GMO Multi-Sector Fixed Income Fund (formerly GMO Core Plus Bond Fund), Class IV	51,384,127

716,723	GMO Opportunistic Income Fund, Class VI	18,555,948

1,551,736	GMO Quality Fund, Class VI	39,910,641

1,954,646	GMO U.S. Equity Fund, Class VI	24,511,257

2,747,707	GMO U.S. Small Cap Value Fund, Class VI	49,238,918

1,706,579	GMO U.S. Treasury Fund	8,601,158

	TOTAL MUTUAL FUNDS (COST $504,932,119)	512,737,799

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.6%

4,096,581	State Street Institutional Treasury Money Market Fund – Premier Class, 0.03% (g)	4,096,581

	TOTAL SHORT-TERM INVESTMENTS (COST $4,096,581)	4,096,581

	TOTAL INVESTMENTS — 102.1% (Cost $682,700,884)	700,390,084

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (1.8)%

	Common Stocks — (1.8)%

	Austria — (0.0)%

(564)	OMV AG *	(18,257)

(1,334)	Schoeller-Bleckmann Oilfield Equipment AG	(39,804)

	Total Austria	(58,061)

	Brazil — (0.0)%

(2,800)	Pagseguro Digital Ltd – Class A *	(117,992)

	Canada — (0.0)%

(9,200)	AltaGas Ltd	(118,990)

	Denmark — (0.3)%

(171)	AP Moller – Maersk A/S – Class A	(242,885)

(347)	AP Moller – Maersk A/S – Class B	(531,695)

(5,685)	Chr Hansen Holding A/S	(652,510)

(521)	DFDS A/S *	(19,669)

(3,171)	Jyske Bank A/S (Registered) *	(94,476)

(762)	Topdanmark A/S	(32,821)

(1,478)	Tryg A/S	(45,355)

	Total Denmark	(1,619,411)

	Germany — (0.1)%

(61,760)	Deutsche Bank AG (Registered) *	(592,186)

(2,512)	thyssenkrupp AG *	(18,093)

	Total Germany	(610,279)

	Japan — (0.1)%

(20)	Advance Residence Investment Corp (REIT)	(59,280)

(31)	Daiwa House REIT Investment Corp	(80,995)

(500)	Japan Airport Terminal Co Ltd	(22,437)

(46)	Japan Hotel REIT Investment Corp	(21,302)

(4,100)	Japan Lifeline Co Ltd	(54,571)

(7)	Japan Prime Realty Investment Corp (REIT)	(21,137)

(11)	Japan Real Estate Investment Corp	(61,599)

(2,000)	JGC Holding Corp	(22,037)

(300)	JINS Holdings Inc	(20,699)

(3,800)	Kawasaki Kisen Kaisha Ltd *	(42,280)

(1,100)	Mitsui Mining & Smelting Co Ltd	(26,411)

(7,700)	Mitsui OSK Lines Ltd	(142,269)

(11)	Nippon Building Fund Inc (REIT)	(66,238)

(6,100)	Nippon Yusen KK	(95,270)

(34)	Nomura Real Estate Master Fund Inc (REIT)	(43,580)

(15,300)	Orient Corp	(16,887)

(31)	Orix JREIT Inc (REIT)	(46,055)

(39)	Sekisui House Reit Inc	(27,533)

(19)	United Urban Investment Corp (REIT)	(21,118)

	Total Japan	(891,698)

See accompanying notes to the financial statements.	91

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2020 (Unaudited)

Shares	Description	Value ($)
	Netherlands — (0.0)%

(13,576)	Altice Europe NV – Class B*	(59,836)

(3,052)	OCI NV *	(41,367)

	Total Netherlands	(101,203)

	Sweden — (0.0)%

(1,722)	Lundin Energy AB	(42,147)

	Switzerland — (0.0)%

(1,559)	Credit Suisse Group AG (Registered)	(17,154)

(2,314)	Dufry AG (Registered) *	(70,071)

(266)	Swiss Re AG	(21,415)

	Total Switzerland	(108,640)

	United Kingdom — (0.0)%

(43,481)	Melrose Industries Plc	(58,015)

(7,100)	Tronox Holdings Plc – Class A *	(63,616)

	Total United Kingdom	(121,631)

	United States — (1.3)%

(3,800)	2U, Inc. *	(157,282)

(21,800)	Aerie Pharmaceuticals, Inc. *	(239,800)

(900)	AnaptysBio, Inc. *	(15,597)

(17,700)	Antero Midstream Corp.	(119,829)

(300)	Axsome Therapeutics, Inc. *	(21,993)

(8,800)	Beyond Meat, Inc. *	(1,195,480)

(600)	Biohaven Pharmaceutical Holding Co Ltd *	(38,034)

(5,100)	Cheniere Energy, Inc. *	(265,455)

(28,000)	Cleveland-Cliffs, Inc.	(184,240)

(5,600)	Diamondback Energy, Inc.	(218,176)

(28,200)	EQT Corp.	(447,534)

(3,600)	Eventbrite, Inc. – Class A *	(38,700)

(4,300)	Heron Therapeutics, Inc. *	(61,490)

(5,300)	Immunomedics, Inc. *	(236,168)

(600)	Innovative Industrial Properties, Inc. (REIT)	(73,854)

(2,400)	Intercept Pharmaceuticals, Inc. *	(119,712)

Shares	Description	Value ($)

	United States — continued

(1,300)	Intra-Cellular Therapies, Inc. *	(23,686)

(1,300)	Invitae Corp. *	(45,448)

(4,200)	Iovance Biotherapeutics, Inc. *	(139,986)

(1,400)	Kratos Defense & Security Solutions, Inc. *	(27,370)

(100)	Ligand Pharmaceuticals, Inc. *	(10,200)

(1,500)	Madrigal Pharmaceuticals, Inc. *	(161,550)

(300)	Match Group, Inc. *	(33,504)

(23,000)	Mosaic Co. (The)	(419,290)

(9,400)	National Oilwell Varco, Inc.	(112,800)

(15,100)	Nektar Therapeutics *	(292,034)

(900)	Novavax, Inc. *	(99,306)

(13,500)	Peloton Interactive, Inc. – Class A *	(1,035,045)

(100)	Schlumberger Ltd.	(1,901)

(3,700)	Seritage Growth Properties – Class A (REIT) *	(51,911)

(19,900)	Shake Shack, Inc. – Class A *	(1,358,174)

(156,200)	Transocean Ltd *	(190,564)

(600)	Trupanion, Inc. *	(37,638)

(8,400)	United States Steel Corp.	(65,772)

(800)	Veritex Holdings, Inc.	(14,384)

(2,500)	Verra Mobility Corp. *	(26,413)

(800)	Vir Biotechnology, Inc. *	(32,384)

(1,800)	WillScot Mobile Mini Holdings Corp. *	(32,220)

(5,400)	World Wrestling Entertainment, Inc.– Class A	(237,978)

(4,800)	Wynn Resorts Ltd.	(419,760)

(7,500)	Zogenix, Inc. *	(177,525)

	Total United States	(8,480,187)

	TOTAL COMMON STOCKS (PROCEEDS $12,242,953)	(12,270,239)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $12,242,953)	(12,270,239)

	Other Assets and Liabilities (net) — (0.3%)	(2,036,401)

	TOTAL NET ASSETS — 100.0%	$686,083,444

A summary of outstanding financial instruments at August 31, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
09/23/2020	DB	JPY	1,029,579,500	USD	9,727,614	4,090
10/19/2020	BOA	JPY	325,030,700	USD	3,058,828	(11,834)
10/19/2020	DB	JPY	548,247,000	USD	5,171,562	(7,891)

						$(15,635)

92	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
334	MSCI EAFE	September 2020	31,731,670	(2,477,452)
136	S&P 500 E-Mini	September 2020	23,792,520	(3,098,174)
115	TOPIX Index	September 2020	17,518,149	(89,135)

			$73,042,339	$(5,664,761)

+	Buys – Fund is long the futures contract.
Sales – Fund is short the futures contract.

Reverse Repurchase Agreements

Average balance outstanding	$(4,560,000)

Average interest rate (net)	(0.09)%

Maximum balance outstanding	$(4,560,000)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements at the end of the period.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	136,873	03/18/2021	Monthly	—	(1,378)	(1,378)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	639,866	06/20/2022	Monthly	—	89,927	89,927
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	548,878	06/20/2022	Monthly	—	(1,819)	(1,819)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	481,398	06/20/2022	Monthly	—	(19,867)	(19,867)
Total Return on Equity Basket (h)	1 Month Federal Funds Rate minus 1.06%	MORD	USD	473,157	06/20/2022	Monthly	—	17,169	17,169

							$—	$84,032	$84,032

As of August 31, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	93

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2020 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Investment valued using significant unobservable inputs (Note 2).

(c)	All or a portion of this security is out on loan (Note 2).

(d)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(g)	The rate disclosed is the 7 day net yield as of August 31, 2020.

(h)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the schedule of Investments as well as the derivative tables, if any, please refer to page 95.

94	See accompanying notes to the financial statements.

GMO Trust Funds

August 31, 2020 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CLO - Collateralized Loan Obligation

CMT - Constant Maturity Treasury

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pound.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose financial Company)

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars

The rates shown on variable rate notes are the current interest rates at August 31,

2020, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

BONY - Bank Of New York

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBS - UBS Securities LLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See accompanying notes to the financial statements.	95

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2020 (Unaudited)

	Consolidated Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$50,952,080	$7,109,007,917	$522,413,159	$1,315,522,732

Investments in unaffiliated issuers, at value (Note 2)(b)(c)	380,824,445	4,347,848	1,692,563,949	3,409,139

Foreign currency, at value (Note 2)(d)	—	—	542,152	—

Cash	3,825,072	—	14,177	350

Receivable for investments sold	2,776,440	28,293,000	124,032,199	—

Receivable for Fund shares sold	1,043,512	57,333	755,680	—

Receivable for closed swap contracts (Note 4)	29,851	—	14,006	—

Dividends and interest receivable	517,507	234	4,650,385	1,510

Dividend withholding tax receivable	—	—	381,702	—

Foreign capital gains tax refund receivable (Note 2)	—	—	109,924	—

Unrealized appreciation on open forward currency contracts (Note 4)	7,110,880	—	2,331,146	—

Due from broker (Note 2)	4,551,848	—	2,513,489	8,113,600

Receivable for variation margin on open futures contracts (Note 4)	46,984	—	5,340,189	1,470,630

Receivable for open OTC swap contracts (Note 4)	717,966	—	692,511	—

Interest receivable for open OTC swap contracts (Note 4)	47,071	—	—	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	60,912	649,595	111,042	27,966

Total assets	452,504,568	7,142,355,927	2,356,465,710	1,328,545,927

Liabilities:

Foreign currency due to custodian(d)	43,379	—	—	—

Investments sold short, at value (Note 2)(e)	79,192,858	—	29,901,054	—

Payable for cash collateral from securities loaned (Note 2)	—	—	5,372,023	—

Payable for investments purchased	913,908	—	8,297,657	1,410

Payable for Fund shares repurchased	11,017	28,070,548	170,880,738	254,591

Payable to affiliate for (Note 5):

Management fee	219,081	4,005,803	—	—

Supplemental support fee – Class MF	—	177,739	—	—

Shareholder service fee	42,129	573,200	—	—

Payable to agents unaffiliated with GMO	99	2,359	740	400

Payable for variation margin on open futures contracts (Note 4)	635,246	—	522,567	—

Payable for variation margin on open cleared swap contracts (Note 4)	402,137	—	172,561	—

Unrealized depreciation on open forward currency contracts (Note 4)	6,764,374	—	16,689,011	—

Interest payable for open OTC swap contracts (Note 4)	22,594	—	—	—

Interest and dividend payable for short sales	136,434	—	22,679	—

Payable for open OTC swap contracts (Note 4)	13,457	—	125,919	—

Payable to Trustees and related expenses	195	33,637	8,107	6,292

Written options outstanding, at value (Note 4)(f)	507,364	—	—	—

Accrued expenses	171,985	266,676	552,033	88,083

Total liabilities	89,076,257	33,129,962	232,545,089	350,776

Net assets	$363,428,311	$7,109,225,965	$2,123,920,621	$1,328,195,151

(a) Cost of investments – affiliated issuers:	$48,891,548	$7,557,410,712	$479,120,269	$1,338,720,305

(b) Cost of investments – unaffiliated issuers:	$373,092,620	$4,347,848	$1,681,948,475	$3,411,726

(c) Includes securities on loan at value (Note 2):	$5,208,531	$—	$37,062,160	$—

(d) Cost of foreign currency:	$—	$—	$538,659	$—

(e) Proceeds from securities sold short:	$73,938,480	$—	$27,065,974	$—

(f) Premiums on written options:	$785,158	$—	$—	$—

96	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2020 (Unaudited) — (Continued)

	Consolidated Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Net assets consist of:

Paid-in capital	$373,463,176	$7,755,170,340	$2,479,246,611	$1,575,115,128

Distributable earnings (accumulated loss)	(10,034,865)	(645,944,375)	(355,325,990)	(246,919,977)

	$363,428,311	$7,109,225,965	$2,123,920,621	$1,328,195,151

Net assets attributable to:

Class III	$—	$2,933,619,899	$2,123,920,621	$1,312,198,653

Class IV	$—	$1,960,950,306	$—	$—

Class VI	$170,269,664	$—	$—	$—

Class MF	$—	$2,036,647,293	$—	$—

Class R6	$461,539	$43,335,074	$—	$15,996,498

Class I	$192,697,108	$134,673,393	$—	$—

Shares outstanding:

Class III	—	117,121,200	114,846,919	40,318,369

Class IV	—	78,295,162	—	—

Class VI	8,781,737	—	—	—

Class MF	—	81,239,431	—	—

Class R6	23,846	1,730,702	—	491,491

Class I	9,952,749	5,382,019	—	—

Net asset value per share:

Class III	$—	$25.05	$18.49	$32.55

Class IV	$—	$25.05	$—	$—

Class VI	$19.39	$—	$—	$—

Class MF	$—	$25.07	$—	$—

Class R6	$19.36	$25.04	$—	$32.55

Class I	$19.36	$25.02	$—	$—

See accompanying notes to the financial statements.	97

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2020 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$73,473,251	$1,548,262,763	$32,173,243	$192,537,685

Investments in unaffiliated issuers, at value (Note 2)(b)(c)	53,605	581,026	6,091,879,377	96,619

Foreign currency, at value (Note 2)(d)	—	—	2,475,329	—

Receivable for investments sold	—	—	12,918,837	—

Receivable for Fund shares sold	—	226	—	151,410

Receivable for closed swap contracts (Note 4)	—	—	86,019	—

Dividends and interest receivable	4	29	17,194,696	6

Dividend withholding tax receivable	—	—	1,164,934	—

Unrealized appreciation on open forward currency contracts (Note 4)	—	—	26,313,985	—

Due from broker (Note 2)	—	—	260,664,215	—

Receivable for variation margin on open futures contracts (Note 4)	—	—	14,759,080	—

Receivable for open OTC swap contracts (Note 4)	—	—	1,982,610	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	2,852	9,552	308,860	5,115

Miscellaneous receivable	—	—	5,121	—

Total assets	73,529,712	1,548,853,596	6,461,926,306	192,790,835

Liabilities:

Investments sold short, at value (Note 2)(e)	—	—	301,788,206	—

Due to custodian	—	—	2,316,043	—

Payable for cash collateral from securities loaned (Note 2)	—	—	32,091,421	—

Payable for investments purchased	—	—	26,033,855	23,283

Payable for Fund shares repurchased	—	—	28,293,000	127,519

Payable to agents unaffiliated with GMO	17	393	1,904	75

Payable for variation margin on open futures contracts (Note 4)	—	—	4,195,758	—

Payable for variation margin on open cleared swap contracts (Note 4)	—	—	1,055,854	—

Unrealized depreciation on open forward currency contracts (Note 4)	—	—	53,464,989	—

Interest payable for open OTC swap contracts (Note 4)	—	—	52,836	—

Interest and dividend payable for short sales	—	—	533,441	—

Payable for open OTC swap contracts (Note 4)	—	—	944,040	—

Payable to Trustees and related expenses	354	5,563	25,425	1,115

Written options outstanding, at value (Note 4)(f)	—	—	1,026,000	—

Accrued expenses	35,683	82,724	1,390,353	42,099

Total liabilities	36,054	88,680	453,213,125	194,091

Net assets	$73,493,658	$1,548,764,916	$6,008,713,181	$192,596,744

(a) Cost of investments – affiliated issuers:	$69,181,971	$1,570,338,024	$32,173,243	$210,617,377

(b) Cost of investments – unaffiliated issuers:	$53,605	$581,026	$6,366,039,614	$96,619

(c) Includes securities on loan at value (Note 2):	$—	$—	$109,345,304	$—

(d) Cost of foreign currency:	$—	$—	$2,094,526	$—

(e) Proceeds from securities sold short:	$—	$—	$281,053,671	$—

(f) Premiums on written options:	$—	$—	$1,412,956	$—

98	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2020 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Net assets consist of:

Paid-in capital	$74,321,885	$1,729,835,068	$7,351,888,254	$375,270,258

Distributable earnings (accumulated loss)	(828,227)	(181,070,152)	(1,343,175,073)	(182,673,514)

	$73,493,658	$1,548,764,916	$6,008,713,181	$192,596,744

Net assets attributable to:

Core Class	$—	$—	$6,008,713,181	$—

Class III	$73,493,658	$1,542,922,802	$—	$192,596,744

Class R6	$—	$5,784,598	$—	$—

Class I	$—	$57,516	$—	$—

Shares outstanding:

Core Class	—	—	498,307,422	—

Class III	3,281,126	59,385,639	—	12,727,760

Class R6	—	222,639	—	—

Class I	—	2,214	—	—

Net asset value per share:

Core Class	$—	$—	$12.06	$—

Class III	$22.40	$25.98	$—	$15.13

Class R6	$—	$25.98	$—	$—

Class I	$—	$25.98	$—	$—

See accompanying notes to the financial statements.	99

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2020 (Unaudited) — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$751,802,102	$—	$—	$512,737,799

Investments in unaffiliated issuers, at value (Note 2)(b)(c)	268,834	338,725,683	260,528,577	187,652,285

Foreign currency, at value (Note 2)(d)	—	38	—	56,143

Cash	—	—	19,336,519	57,847

Receivable for investments sold	—	—	21,813,523	—

Receivable for Fund shares sold	—	234,485	—	—

Dividends and interest receivable	19	803,480	21,453	428,252

Dividend withholding tax receivable	—	—	—	21,352

Unrealized appreciation on open forward currency contracts (Note 4)	—	7,265,372	—	4,090

Due from broker (Note 2)	—	546,790	—	40

Receivable for variation margin on open futures contracts (Note 4)	—	68,839	—	238,810

Receivable for open OTC swap contracts (Note 4)	—	—	—	107,096

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	27,137	22,049	—	41,335

Total assets	752,098,092	347,666,736	301,700,072	701,345,049

Liabilities:

Investments sold short, at value (Note 2)(e)	—	—	—	12,270,239

Payable for investments purchased	—	—	12,108	2,752,237

Payable for Fund shares repurchased	—	7,504,788	—	—

Payable to affiliate for (Note 5):

Management fee	—	246,262	282,376	—

Shareholder service fee	—	17,556	14,119	—

Payable to agents unaffiliated with GMO	219	218	82	222

Payable for variation margin on open futures contracts (Note 4)	—	1,514,763	—	87,795

Unrealized depreciation on open forward currency contracts (Note 4)	—	2,122,838	—	19,725

Interest and dividend payable for short sales	—	—	—	5,946

Payable for open OTC swap contracts (Note 4)	—	—	—	23,064

Payable to Trustees and related expenses	3,926	5,503	1,224	2,009

Accrued expenses	63,314	225,271	188,277	100,368

Total liabilities	67,459	11,637,199	498,186	15,261,605

Net assets	$752,030,633	$336,029,537	$301,201,886	$686,083,444

(a) Cost of investments – affiliated issuers:	$795,429,747	$—	$—	$504,932,119

(b) Cost of investments – unaffiliated issuers:	$268,834	$337,536,989	$109,497,934	$177,768,765

(c) Includes securities on loan at value (Note 2):	$—	$—	$—	$8,269,509

(e) Proceeds from securities sold short:	$—	$—	$—	$12,242,953

(d) Cost of foreign currency:	$—	$38	$—	$55,466

100	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2020 (Unaudited) — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Net assets consist of:

Paid-in capital	$930,641,380	$353,609,052	$40,002,247	$690,131,108

Distributable earnings (accumulated loss)	(178,610,747)	(17,579,515)	261,199,639	(4,047,664)

	$752,030,633	$336,029,537	$301,201,886	$686,083,444

Net assets attributable to:

Class III	$525,819,588	$20,246,265	$—	$686,083,444

Class VI	$—	$315,783,272	$301,201,886	$—

Class R6	$226,211,045	$—	$—	$—

Shares outstanding:

Class III	18,379,449	608,828	—	35,292,223

Class VI	—	9,510,633	9,166,901	—

Class R6	7,909,102	—	—	—

Net asset value per share:

Class III	$28.61	$33.25	$—	$19.44

Class VI	$—	$33.20	$32.86	$—

Class R6	$28.60	$—	$—	$—

See accompanying notes to the financial statements.	101

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2020 (Unaudited)

	Consolidated Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$746,422	$6,449	$37,417,664	$1,604

Dividends from affiliated issuers (Note 10)	159,673	23,779,966	4,365,207	4,730,607

Interest	331,978	203	1,077,302	2,353

Securities lending income from affiliated issuers (net)	—	—	32,137	—

Securities lending income (net)	—	—	23,508	—

Total investment income	1,238,073	23,786,618	42,915,818	4,734,564

Expenses:

Management fee (Note 5)	1,176,040	24,327,094	—	—

Shareholder service fee – Class III (Note 5)	—	2,393,581	—	—

Shareholder service fee – Class IV (Note 5)	—	972,034	—	—

Shareholder service fee – Class VI (Note 5)	45,828	—	—	—

Shareholder service fee – Class R6 (Note 5)	85 *	4,796 **	—	—

Shareholder service fee – Class I (Note 5)	171,016	88,231	—	—

Supplemental support fee – Class MF (Note 5)	—	1,112,857	—	—

Audit and tax fees	57,974	14,086	74,459	14,934

Custodian, fund accounting agent and transfer agent fees	158,398	109,808	688,664	35,336

Dividend expense on short sales	587,791	—	236,595	—

Legal fees	9,627	95,663	47,827	18,009

Registration fees	15,432	12,984	952	19,976

Trustees’ fees and related expenses (Note 5)	4,683	135,236	41,016	23,914

Interest expense and borrowing costs for investments sold short (Note 2)	215,355	—	101,878	—

Miscellaneous	19,255	24,416	74,704 ***	7,143	****

Total expenses	2,461,484	29,290,786	1,266,095	119,312

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(118,085)	(185,725)	(551,206)	(92,631)

Indirectly incurred management fees waived or borne by GMO (Note 5)	(121,958)	(3,859,327)	—	—

Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	(13,277)	(396,519)	—	—

Net expenses	2,208,164	24,849,215	714,889	26,681

Net investment income (loss)	(970,091)	(1,062,597)	42,200,929	4,707,883

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	(6,827,594)	—	(29,384,695)	—

Investments in affiliated issuers	(273,452)	(97,485,020)	33,272,855	11,616,161

Investments in securities sold short	(1,451,688)	—	(341,006)	—

Realized gain distributions from affiliated issuers (Note 10)	—	60,976,921	25,364,077	14,747,547

Futures contracts	1,408,722	—	(138,011,580)	(9,272,753)

Written options	1,443,651	—	(2,599,801)	—

Swap contracts	1,017,545	—	13,766,784	—

Forward currency contracts	135,466	—	(33,575,119)	—

Foreign currency and foreign currency related transactions	(556,842)	—	2,089,610	—

Net realized gain (loss)	(5,104,192)	(36,508,099)	(129,418,875)	17,090,955

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	10,111,914	—	83,890,191	(3,458)

Investments in affiliated issuers	4,799,466	(154,476,641)	39,612,971	21,429,854

Investments in securities sold short	(6,336,548)	—	(4,272,943)	—

Futures contracts	(6,874,562)	—	(59,359,966)	(5,672,502)

Written options	4,624,731	—	(27,359)	—

Swap contracts	(1,625,121)	—	(3,478,679)	—

Forward currency contracts	1,276,345	—	(13,025,159)	—

Foreign currency and foreign currency related transactions	12,892	—	276,155	—

Net change in unrealized appreciation (depreciation)	5,989,117	(154,476,641)	43,615,211	15,753,894

Net realized and unrealized gain (loss)	884,925	(190,984,740)	(85,803,664)	32,844,849

Net increase (decrease) in net assets resulting from operations	$(85,166)	$(192,047,337)	$(43,602,735)	$37,552,732

(a) Withholding tax:	$—	$—	$1,768,448	$—

(b) Foreign capital gains tax on net realized gain (loss):	$—	$—	$(2,561)	$—

* Period from July 31, 2020 (commencement of operations) through August 31, 2020

** Period from May 1, 2020 (commencement of operations) through August 31, 2020.

*** Includes $66,888 of pricing expenses.

**** Includes $3,068 of printing expenses.

102	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2020 (Unaudited) — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund		Consolidated Implementation Fund	International Developed Equity Allocation Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$85	$634		$116,918,326	$158

Dividends from affiliated issuers (Note 10)	224,741	5,127,869		—	895,900

Interest	—	12		16,316,625	5

Securities lending income from affiliated issuers (net)	—	—		83,028	—

Securities lending income (net)	—	—		76,188	—

Total investment income	224,826	5,128,515		133,394,167	896,063

Expenses:

Audit and tax fees	11,668	11,668		133,809	11,668

Custodian, fund accounting agent and transfer agent fees	4,760	26,128		1,597,656	21,632

Dividend expense on short sales	—	—		2,596,935	—

Legal fees	911	18,778		143,225	3,816

Registration fees	1,008	3,420		952	544

Trustees’ fees and related expenses (Note 5)	1,243	24,108		110,386	4,892

Interest expense and borrowing costs for investments sold short (Note 2)	—	—		516,736	—

Miscellaneous	3,711 *	6,763	**	93,088 ***	4,119	****

Total expenses	23,301	90,865		5,192,787	46,671

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(21,907)	(63,906)		(1,820,186)	(41,132)

Indirectly incurred management fees waived or borne by GMO (Note 5)	—	—		(11,267)	—

Net expenses	1,394	26,959		3,361,334	5,539

Net investment income (loss)	223,432	5,101,556		130,032,833	890,524

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	—	—		(26,196,006)	—

Investments in affiliated issuers	(1,558,149)	4,130,294		121,961	2,281,025

Investments in securities sold short	—	—		10,066,880	—

Realized gain distributions from affiliated issuers (Note 10)	930,589	12,101,828		—	—

Futures contracts	—	—		(329,137,448)	—

Written options	—	—		(11,933,759)	—

Swap contracts	—	—		44,739,244	—

Forward currency contracts	—	—		(89,805,709)	—

Foreign currency and foreign currency related transactions	—	—		3,677,865	—

Net realized gain (loss)	(627,560)	16,232,122		(398,466,972)	2,281,025

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	—	—		119,956,052	—

Investments in affiliated issuers	4,835,553	77,122,060		(11,987)	6,176,284

Investments in securities sold short	—	—		(36,992,716)	—

Futures contracts	—	—		(167,153,480)	—

Written options	—	—		11,883,793	—

Swap contracts	—	—		(27,722,274)	—

Forward currency contracts	—	—		(20,960,576)	—

Foreign currency and foreign currency related transactions	—	—		664,664	—

Net change in unrealized appreciation (depreciation)	4,835,553	77,122,060		(120,336,524)	6,176,284

Net realized and unrealized gain (loss)	4,207,993	93,354,182		(518,803,496)	8,457,309

Net increase (decrease) in net assets resulting from operations	$4,431,425	$98,455,738		$(388,770,663)	$9,347,833

(a) Withholding tax:	$—	$—		$6,170,530	$—

(b) Foreign capital gains tax on net realized gain (loss):	$—	$—		$(1,536)	$—

* Includes $3,133 of printing expenses.

** Includes $3,253 of printing expenses.

*** Includes $70,055 of pricing expenses.

**** Includes $3,031 of printing expenses.

See accompanying notes to the financial statements.	103

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2020 (Unaudited) — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Investment Income:

Dividends from affiliated issuers (Note 10)	$2,796,592	$—	$—	$2,442,370

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	451	27,738	415,247	2,227,585

Interest	—	1,848,416	12,537	206,406

Total investment income	2,797,043	1,876,154	427,784	4,876,361

Expenses:

Management fee (Note 5)	—	1,968,613	1,585,369	—

Shareholder service fee – Class III (Note 5)	—	14,621	—	—

Shareholder service fee – Class VI (Note 5)	—	122,020	79,269	—

Audit and tax fees	11,668	42,638	51,185	26,184

Custodian, fund accounting agent and transfer agent fees	30,800	87,136	26,856	135,600

Dividend expense on short sales	—	—	—	66,068

Legal fees	10,012	16,324	13,773	12,546

Registration fees	21,352	9,384	680	1,576

Trustees’ fees and related expenses (Note 5)	13,458	11,637	4,953	11,934

Interest expense and borrowing costs for investments sold short (Note 2)	—	—	—	41,534

Miscellaneous	5,644 *	35,155	6,750	23,940 **

Total expenses	92,934	2,307,528	1,768,835	319,382

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(77,889)	(182,146)	—	(184,578)

Net expenses	15,045	2,125,382	1,768,835	134,804

Net investment income (loss)	2,781,998	(249,228)	(1,341,051)	4,741,557

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	—	4,105,241	168,791,138	1,893,473

Investments in affiliated issuers	(10,982,531)	—	—	4,665,088

Investments in securities sold short	—	—	—	(1,219,223)

Realized gain distributions from affiliated issuers (Note 10)	—	—	—	5,016,169

Futures contracts	—	42,625,810	—	(9,159,466)

Swap contracts	—	—	—	(115,852)

Forward currency contracts	—	(1,253,422)	—	(967)

Foreign currency and foreign currency related transactions	—	(1,085,193)	54,739	52,154

Net realized gain (loss)	(10,982,531)	44,392,436	168,845,877	1,131,376

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	—	(3,146,098)	121,868,978	13,220,396

Investments in affiliated issuers	25,505,041	—	—	12,724,028

Investments in securities sold short	—	—	—	(1,543,949)

Futures contracts	—	(11,508,311)	—	(5,664,761)

Written options	—	—	—	(5,760)

Swap contracts	—	—	—	(103,750)

Forward currency contracts	—	8,047,449	—	(15,635)

Foreign currency and foreign currency related transactions	—	141,033	(11,421)	6,701

Net change in unrealized appreciation (depreciation)	25,505,041	(6,465,927)	121,857,557	18,617,270

Net realized and unrealized gain (loss)	14,522,510	37,926,509	290,703,434	19,748,646

Net increase (decrease) in net assets resulting from operations	$17,304,508	$37,677,281	$289,362,383	$24,490,203

(a) Withholding tax:	$—	$—	$23,223	$18,587

(b) Foreign capital gains tax on net realized gain (loss):	$—	$—	$—	$1,181

* Includes $3,053 of printing expenses.

** Includes $20,022 of pricing expenses.

104	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Consolidated Alternative Allocation Fund		Benchmark-Free Allocation Fund
	Six Months Ended August 31, 2020 (Unaudited)	Period from May 1, 2019 (commencement of operations) through February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020
Increase (decrease) in net assets:
Operations:

Net investment income (loss)	$(970,091)	$1,415,144	$(1,062,597)		$322,250,716

Net realized gain (loss)	(5,104,192)	35,517	(36,508,099)		82,640,517

Change in net unrealized appreciation (depreciation)	5,989,117	(2,674,806)	(154,476,641)		(341,926,780)

Net increase (decrease) in net assets from operations	(85,166)	(1,224,145)	(192,047,337)		62,964,453

Distributions to shareholders:

Class III	—	—	(22,143,472)		(131,407,420)

Class IV	—	—	(14,458,610)		(82,564,617)

Class VI	(352,233)	(4,899,582)	—		—

Class MF	—	—	(15,558,280)		(108,452,767)

Class R6	— *	—	(62,670	)***	—

Class I	(244,820)	(443,533)**	(957,551)		(2,367,100	)****

Total distributions	(597,053)	(5,343,115)	(53,180,583)		(324,791,904)

Net share transactions (Note 9):

Class III	—	—	(738,355,086)		(753,562,440)

Class IV	—	—	(79,517,456)		(579,993,431)

Class VI	(29,304,507)	206,323,583	—		—

Class MF	—	—	(704,656,125)		(1,017,495,098)

Class R6	460,959 *	—	43,163,794	***	—

Class I	157,912,918	35,284,837 **	37,031,639		103,318,200	****

Increase (decrease) in net assets resulting from net share transactions	129,069,370	241,608,420	(1,442,333,234)		(2,247,732,769)

Total increase (decrease) in net assets	128,387,151	235,041,160	(1,687,561,154)		(2,509,560,220)

Net assets:

Beginning of period	235,041,160	—	8,796,787,119		11,306,347,339

End of period	$363,428,311	$235,041,160	$7,109,225,965		$8,796,787,119

*	Period from July 31, 2020 (commencement of operations) through August 31, 2020.
**	Period from September 4, 2019 (commencement of operations) through February 29, 2020.
***	Period from May 1, 2020 (commencement of operations) through August 31, 2020.
****	Period from August 8, 2019 (commencement of operations) through February 29, 2020.

See accompanying notes to the financial statements.	105

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Benchmark-Free Fund		Global Asset Allocation Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$42,200,929	$104,531,054	$4,707,883	$58,404,101

Net realized gain (loss)	(129,418,875)	(9,059,878)	17,090,955	21,602,440

Change in net unrealized appreciation (depreciation)	43,615,211	(74,483,051)	15,753,894	(918,266)

Net increase (decrease) in net assets from operations	(43,602,735)	20,988,125	37,552,732	79,088,275

Distributions to shareholders:

Class III	(7,240,207)	(110,241,387)	(7,396,711)	(67,351,522)

Class R6	—	—	(89,097)	(527,446)*

Total distributions	(7,240,207)	(110,241,387)	(7,485,808)	(67,878,968)

Net share transactions (Note 9):

Class III	(409,166,091)	(492,548,074)	(257,028,420)	(382,139,553)

Class R6	—	—	(2,253,411)	18,611,818 *

Increase (decrease) in net assets resulting from net share transactions	(409,166,091)	(492,548,074)	(259,281,831)	(363,527,735)

Total increase (decrease) in net assets	(460,009,033)	(581,801,336)	(229,214,907)	(352,318,428)

Net assets:

Beginning of period	2,583,929,654	3,165,730,990	1,557,410,058	1,909,728,486

End of period	$2,123,920,621	$2,583,929,654	$1,328,195,151	$1,557,410,058

*	Period from September 30, 2019 (commencement of operations) through February 29, 2020.

106	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Developed Equity Allocation Fund		Global Equity Allocation Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$223,432	$3,330,041	$5,101,556	$53,039,452

Net realized gain (loss)	(627,560)	(4,933,557)	16,232,122	5,760,054

Change in net unrealized appreciation (depreciation)	4,835,553	9,472,867	77,122,060	(13,790,931)

Net increase (decrease) in net assets from operations	4,431,425	7,869,351	98,455,738	45,008,575

Distributions to shareholders:

Class III	(167,375)	(10,153,738)	(2,523,456)	(55,610,130)

Total distributions	(167,375)	(10,153,738)	(2,523,456)	(55,610,130)

Net share transactions (Note 9):

Class III	(4,153,282)	(372,206,442)	(8,898,337)	(171,078,291)

Class R6	—	—	5,609,396 *	—

Class I	—	—	57,825 **	—

Increase (decrease) in net assets resulting from net share transactions	(4,153,282)	(372,206,442)	(3,231,116)	(171,078,291)

Total increase (decrease) in net assets	110,768	(374,490,829)	92,701,166	(181,679,846)

Net assets:

Beginning of period	73,382,890	447,873,719	1,456,063,750	1,637,743,596

End of period	$73,493,658	$73,382,890	$1,548,764,916	$1,456,063,750

*	Period from July 15, 2020 (commencement of operations) through August 31, 2020.
**	Period from August 17, 2020 (commencement of operations) through August 31, 2020.

See accompanying notes to the financial statements.	107

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated Implementation Fund		International Developed Equity Allocation Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$130,032,833	$296,754,906	$890,524	$15,661,862

Net realized gain (loss)	(398,466,972)	(17,401,093)	2,281,025	(22,509,794)

Change in net unrealized appreciation (depreciation)	(120,336,524)	(225,262,025)	6,176,284	29,860,875

Net increase (decrease) in net assets from operations	(388,770,663)	54,091,788	9,347,833	23,012,943

Distributions to shareholders:

Core Class	(15,205,271)	(310,939,020)	—	—

Class III	—	—	(448,320)	(15,687,875)

Total distributions	(15,205,271)	(310,939,020)	(448,320)	(15,687,875)

Net share transactions (Note 9):

Core Class	(701,617,006)	(1,594,424,900)	—	—

Class III	—	—	(113,766,114)	(282,691,634)

Increase (decrease) in net assets resulting from net share transactions	(701,617,006)	(1,594,424,900)	(113,766,114)	(282,691,634)

Total increase (decrease) in net assets	(1,105,592,940)	(1,851,272,132)	(104,866,601)	(275,366,566)

Net assets:

Beginning of period	7,114,306,121	8,965,578,253	297,463,345	572,829,911

End of period	$6,008,713,181	$7,114,306,121	$192,596,744	$297,463,345

108	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Allocation Fund		Consolidated SGM Major Markets Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$2,781,998	$37,246,109	$(249,228)	$8,392,098

Net realized gain (loss)	(10,982,531)	(9,324,801)	44,392,436	(29,279,985)

Change in net unrealized appreciation (depreciation)	25,505,041	(10,853,560)	(6,465,927)	4,727,112

Net increase (decrease) in net assets from operations	17,304,508	17,067,748	37,677,281	(16,160,775)

Distributions to shareholders:

Class III	(1,873,987)	(28,289,670)	(20,449)	(496,259)

Class IV	—	—	—	(167,985)**

Class VI	—	—	(326,530)	(15,675,471)

Class R6	(784,848)	(8,867,347)*	—	—

Total distributions	(2,658,835)	(37,157,017)	(346,979)	(16,339,715)

Net share transactions (Note 9):

Class III	(125,268,964)	(259,098,085)	449,872	(25,234,742)

Class IV	—	—	—	(22,837,965)**

Class VI	—	—	(552,147,509)	(298,663,476)

Class R6	5,808,717	206,065,739 *	—	—

Increase (decrease) in net assets resulting from net share transactions	(119,460,247)	(53,032,346)	(551,697,637)	(346,736,183)

Total increase (decrease) in net assets	(104,814,574)	(73,121,615)	(514,367,335)	(379,236,673)

Net assets:

Beginning of period	856,845,207	929,966,822	850,396,872	1,229,633,545

End of period	$752,030,633	$856,845,207	$336,029,537	$850,396,872

*	Period from August 30, 2019 (commencement of operations) through February 29, 2020.
**	For the period July 18, 2019 to February 29, 2020, Class IV had no shareholders.

See accompanying notes to the financial statements.	109

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated Special Opportunities Fund		Strategic Opportunities Allocation Fund
	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$(1,341,051)	$(1,717,448)	$4,741,557	$28,472,605

Net realized gain (loss)	168,845,877	81,378,049	1,131,376	12,372,066

Change in net unrealized appreciation (depreciation)	121,857,557	(77,014,516)	18,617,270	(16,305,103)

Net increase (decrease) in net assets from operations	289,362,383	2,646,085	24,490,203	24,539,568

Distributions to shareholders:

Class III	—	—	(8,954,899)	(42,379,462)

Class VI	(85,072,483)	(44,327,184)	—	—

Total distributions	(85,072,483)	(44,327,184)	(8,954,899)	(42,379,462)

Net share transactions (Note 9):

Class III	—	—	(102,889,537)	(123,870,724)

Class VI	(190,782,594)	(96,368,961)	—	—

Increase (decrease) in net assets resulting from net share transactions	(190,782,594)	(96,368,961)	(102,889,537)	(123,870,724)

Purchase premiums and redemption fees (Notes 2 and 9):

Class VI	1,641,904	727,630	—	—

Increase in net assets resulting from purchase premiums and redemption fees	1,641,904	727,630	—	—

	(189,140,690)	(95,641,331)	(102,889,537)	(123,870,724)

Total increase (decrease) in net assets	15,149,210	(137,322,430)	(87,354,233)	(141,710,618)

Net assets:

Beginning of period	286,052,676	423,375,106	773,437,677	915,148,295

End of period	$301,201,886	$286,052,676	$686,083,444	$773,437,677

110	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Cash Flows — Six Months Ended August 31, 2020 (Unaudited)

Consolidated Alternative Allocation Fund
Cash flows from operating activities

Net increase (decrease) in net assets resulting from operations	$(85,166)

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:

Net change in unrealized (appreciation) depreciation	(5,989,117)

Net realized (gain) loss	5,104,192

Cost of purchased investments held long	(352,894,589)

Cost of purchased investments held short	(65,551,737)

Proceeds from sale of investments held long	210,927,432

Proceeds of sales to securities sold short	106,108,423

Net amortization of discount and accretion of premium	1,107,799

Short-term investments, net	(21,441,367)

Gain (loss) from derivatives:

Futures contracts	(5,004,410)

Written option contracts	154,600

Swap contracts	885,843

Forward currency contracts	135,466

Foreign currency and foreign currency related transactions	(543,950)

Change in assets and liabilities:

(Increase) decrease in due from broker	373,678

(Increase) decrease in dividends and interest receivable	(296,255)

(Increase) decrease in receivable for expenses reimbursed and/or waived by GMO	(1,587)

(Increase) decrease in interest receivable for open OTC swap contracts	(47,071)

(Increase) decrease in receivable for closed swap contracts	481,476

Increase (decrease) in payable to affiliate for:

Management fee	89,080

Shareholder service fee	27,948

Increase (decrease) in foreign currency due to custodian	42,550

Increase (decrease) in dividends and interest payable	136,434

Increase (decrease) in payable to agents unaffiliated with GMO	66

Increase (decrease) in payable for closed swap contracts	(56,667)

Increase (decrease) in payable to Trustees and related expenses	(450)

Increase (decrease) in payable for interest on OTC swap contracts	22,594

Increase (decrease) in accrued expenses	807

Net Cash Provided by Operating Activities	(126,313,978)

Cash flows from financing activities:

Proceeds from shares sold	202,850,311

Shares repurchased	(75,313,271)

Cash distributions paid	(152,638)

Net cash provided by (used in) financing activities	127,384,402

Net increase (decrease) in cash	1,070,424

Cash, beginning of period	2,754,648

Cash, end of period	$3,825,072

See accompanying notes to the financial statements.	111

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED ALTERNATIVE ALLOCATION FUND

	Class VI Shares				Class R6 Shares		Class I Shares
	Six Months Ended August 31, 2020 (Unaudited)		Period from May 1, 2019 (commencement of operations) through February 29, 2020		Period from July 31, 2020 (commencement of operations) through August 31, 2020 (Unaudited)		Six Months Ended August 31, 2020 (Unaudited)		Period from September 4, 2019 (commencement of operations) through February 29, 2020
Net asset value, beginning of period	$19.45		$20.00		$19.33		$19.44		$20.18

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.04)		0.15		(0.01)		(0.07)		0.10
Net realized and unrealized gain (loss)	0.02		(0.18)		0.04		0.02		(0.33)

Total from investment operations	(0.02)		(0.03)		0.03		(0.05)		(0.23)

Less distributions to shareholders:
From net investment income	(0.04)		(0.06)		—		(0.03)		(0.05)
From net realized gains	—		(0.46)		—		—		(0.46)

Total distributions	(0.04)		(0.52)		—		(0.03)		(0.51)

Net asset value, end of period	$19.39		$19.45		$19.36		$19.36		$19.44

Total Return(b)	(0.10	)%**	(0.21	)%**	0.16	%**	(0.26	)%**	(1.20	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$170,270		$200,812		$462		$192,697		$34,229
Net operating expenses to average daily net assets(c)	0.74	%*	0.77	%*	0.91	%*	1.01	%*	1.02	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.49	%*	0.29	%*	0.73	%*	0.51	%*	0.23	%*
Total net expenses to average daily net assets(c)	1.23	%*	1.05	%*	1.64	%*	1.52	%*	1.25	%*
Net investment income (loss) to average daily net assets(a)	(0.45	)%*	0.88	%*	(0.81	)%*	(0.76	)%*	0.98	%*
Portfolio turnover rate(e)	174	%**	243	%**	174	%**	174	%**	243	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(f)	0.16	%*	0.27	%*	0.20	%*	0.16	%*	0.24	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the periods ended August 31, 2020 and February 29, 2020, including transactions in USTF, was 174% and 250%, respectively, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

112	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares								Class IV Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,						Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020	2019	2018	2017	2016(a)				2020	2019	2018	2017	2016(a)
Net asset value, beginning of period	$25.53		$26.36	$27.76	$25.78	$23.46	$27.04		$25.53		$26.35	$27.75	$25.78	$23.46	$27.03

Income (loss) from investment operations:
Net investment income (loss)(b)†	(0.01)		0.83	0.82	0.52	0.37	0.19		0.00	(c)	0.83	0.88	0.58	0.40	0.20
Net realized and unrealized gain (loss)	(0.29)		(0.75)	(1.30)	2.12	2.35	(3.26)		(0.30)		(0.73)	(1.35)	2.06	2.33	(3.26)

Total from investment operations	(0.30)		0.08	(0.48)	2.64	2.72	(3.07)		(0.30)		0.10	(0.47)	2.64	2.73	(3.06)

Less distributions to shareholders:
From net investment income	(0.02)		(0.90)	(0.90)	(0.66)	(0.40)	(0.34)		(0.02)		(0.91)	(0.91)	(0.67)	(0.41)	(0.34)
From net realized gains	(0.16)		(0.01)	(0.02)	—	—	(0.17)		(0.16)		(0.01)	(0.02)	—	—	(0.17)

Total distributions	(0.18)		(0.91)	(0.92)	(0.66)	(0.40)	(0.51)		(0.18)		(0.92)	(0.93)	(0.67)	(0.41)	(0.51)

Net asset value, end of period	$25.05		$25.53	$26.36	$27.76	$25.78	$23.46		$25.05		$25.53	$26.35	$27.75	$25.78	$23.46

Total Return(d)	(1.17	)%**	0.11%	(1.55)%	10.28%	11.66%	(11.51)%		(1.16	)%**	0.21%	(1.50)%	10.30%	11.71%	(11.46)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,933,620		$3,785,568	$4,642,211	$5,162,084	$5,248,863	$5,872,663		$1,960,950		$2,085,324	$2,737,619	$2,756,005	$2,663,418	$2,508,115
Net operating expenses to average daily net assets(e)	0.69	%*	0.66%	0.65%	0.65%	0.65%	0.66%		0.64	%*	0.61%	0.60%	0.60%	0.60%	0.61%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets	—		—	—	—	—	0.02	%(f)	—		—	—	—	—	0.02	%(f)
Total net expenses to average daily net assets(e)	0.69	%*	0.66%	0.65%	0.65%	0.65%	0.68%		0.64	%*	0.61%	0.60%	0.60%	0.60%	0.63%
Net investment income (loss) to average daily net assets(b)	(0.06	)%*	3.12%	3.07%	1.93%	1.46%	0.73%		0.02	%*	3.12%	3.29%	2.13%	1.61%	0.80%
Portfolio turnover rate	8	%**	10%	18%	9%	7%	53	%(g)	8	%**	10%	18%	9%	7%	53	%(g)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.12	%*	0.15%	0.15%	0.16%	0.15%	0.16%		0.12	%*	0.15%	0.15%	0.16%	0.15%	0.16%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$0.00 (c)	$0.01	$0.02	$0.01		$—		$—	$0.00 (c)	$0.01	$0.02	$0.01

(a)	The amounts shown, where applicable, are consolidated through the period ended July 31, 2015 (Note 2 — Basis of presentation and principles of consolidation).
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)	Rounds to less than $0.01.
(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)	Had the Fund not been consolidated for the year ended February 29, 2016, the portfolio turnover would have been 23%.
(h)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	113

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class MF Shares									Class R6 Shares		Class I Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,							Period from May 1, 2020 (commencement of operations) through August 31, 2020 (Unaudited)		Six Months Ended August 31, 2020 (Unaudited)		Period from August 8, 2019 (commencement of operations) through February 29, 2020
			2020	2019	2018	2017		2016(a)
Net asset value, beginning of period	$25.55		$26.38	$27.77	$25.80	$23.47		$27.04		$23.95		$25.52		$26.24

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.00	(c)	0.83	0.77	0.56	0.35		0.19		0.01		(0.01)		1.10
Net realized and unrealized gain (loss)	(0.30)		(0.74)	(1.23)	2.08	2.39		(3.24)		1.26		(0.32)		(0.93)

Total from investment operations	(0.30)		0.09	(0.46)	2.64	2.74		(3.05)		1.27		(0.33)		0.17

Less distributions to shareholders:
From net investment income	(0.02)		(0.91)	(0.91)	(0.67)	(0.41)		(0.35)		(0.02)		(0.01)		(0.89)
From net realized gains	(0.16)		(0.01)	(0.02)	—	—		(0.17)		(0.16)		(0.16)		—

Total distributions	(0.18)		(0.92)	(0.93)	(0.67)	(0.41)		(0.52)		(0.18)		(0.17)		(0.89)

Net asset value, end of period	$25.07		$25.55	$26.38	$27.77	$25.80		$23.47		$25.04		$25.02		$25.52

Total Return(d)	(1.16	)%**	0.16%	(1.47)%	10.29%	11.76%		(11.45)%		5.33	%**	(1.26	)%**	0.48	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,036,647		$2,827,442	$3,926,518	$5,622,091	$5,858,177		$8,025,066		$43,335		$134,673		$98,453
Net operating expenses to average daily net assets(e)	0.64	%*	0.61%	0.60%	0.60%	0.60	%(f)	0.58	%(f)	0.70	%*	0.79	%*	0.74	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets	—		—	—	—	—		0.02	%(g)	—		—		—
Total net expenses to average daily net assets(e)	0.64	%*	0.61%	0.60%	0.60%	0.60	%(f)	0.60	%(f)	—		—		—
Net investment income (loss) to average daily net assets(b)	(0.02	)%*	3.12%	2.88%	2.06%	1.38%		0.77%		0.15	%*	(0.05	)%*	7.22	%*
Portfolio turnover rate	8	%**	10%	18%	9%	7%		53	%(h)	8	%**	8	%**	10	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.12	%*	0.15%	0.15%	0.16%	0.16%		0.19%		0.11	%*	0.12	%*	0.15	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$0.00 (c)	$0.01	$0.02		$0.01		—		—		—

(a)	The amounts shown, where applicable, are consolidated through the period ended July 31, 2015 (Note 2 — Basis of presentation and principles of consolidation).
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)	Rounds to less than $0.01.
(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	Class MF net expenses include a supplemental support fee reduction (Note 5).
(g)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(h)	Had the Fund not been consolidated for the year ended February 29, 2016, the portfolio turnover would have been 23%.
(i)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

114	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE FUND

	Class III Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$18.88		$19.56		$20.91		$18.95		$17.00		$20.30

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.31		0.72		0.58		0.46		0.43		0.58
Net realized and unrealized gain (loss)	(0.65)		(0.59)		(1.21)		2.10		2.01		(2.70)

Total from investment operations	(0.34)		0.13		(0.63)		2.56		2.44		(2.12)

Less distributions to shareholders:
From net investment income	(0.05)		(0.81)		(0.72)		(0.60)		(0.49)		(0.60)
From net realized gains	—		—		—		—		—		(0.58)

Total distributions	(0.05)		(0.81)		(0.72)		(0.60)		(0.49)		(1.18)

Net asset value, end of period	$18.49		$18.88		$19.56		$20.91		$18.95		$17.00

Total Return(b)	(1.78	)%**	0.41%		(2.80)%		13.59%		14.52%		(10.82)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,123,921		$2,583,930		$3,165,731		$4,486,489		$4,394,260		$4,305,118
Net operating expenses to average daily net assets(c)	0.03	%*	0.02%		0.02%		0.02%		0.01%		0.00	%(d)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.03	%*	0.03%		0.04%		0.00	%(d)	0.00	%(d)	—
Total net expenses to average daily net assets(c)	0.06	%*	0.05%		0.06%		0.02%		0.01%		0.00	%(d)
Net investment income (loss) to average daily net assets(a)	3.50	%*	3.64%		2.92%		2.29%		2.37%		3.09%
Portfolio turnover rate	63	%(f)**	50	%(f)	59	%(f)	78	%(f)	83	%(f)	101%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.04%		0.03%		0.03%		0.04%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$0.00	(g)	$0.01		$0.00	(g)	$0.00	(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Rounds to less than 0.01%.
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2020, and the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 66%, 52%, 59%, 81% and 86%, respectively, of the average value of its portfolio.

(g)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	115

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND

	Class III Shares											Class R6 Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,									Six Months Ended August 31, 2020 (Unaudited)		Period from September 30, 2019 (commencement of operations) through February 29, 2020
			2020		2019		2018		2017		2016(a)
Net asset value, beginning of period	$31.50		$31.47		$33.31		$30.48		$27.60		$33.81	$31.50		$32.56

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.11		1.08		1.02		0.73		0.61		1.02	0.11		0.86
Net realized and unrealized gain (loss)	1.12		0.29		(1.74)		2.93		3.00		(4.53)	1.12		(0.71)

Total from investment operations	1.23		1.37		(0.72)		3.66		3.61		(3.51)	1.23		0.15

Less distributions to shareholders:
From net investment income	(0.18)		(1.34)		(1.12)		(0.83)		(0.73)		(1.14)	(0.18)		(1.21)
From net realized gains	—		—		—		—		—		(1.56)	—		—

Total distributions	(0.18)		(1.34)		(1.12)		(0.83)		(0.73)		(2.70)	(0.18)		(1.21)

Net asset value, end of period	$32.55		$31.50		$31.47		$33.31		$30.48		$27.60	$32.55		$31.50

Total Return(c)	3.91	%**	4.12%		(1.96)%		12.04%		13.21%		(10.98)%	3.91	%**	0.22	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,312,199		$1,539,522		$1,909,728		$2,475,605		$2,423,945		$3,317,792	$15,996		$17,888
Net operating expenses to average daily net assets(d)(e)	0.00	%*	0.00%		0.00%		0.00%		0.00%		0.00%	0.00%		0.00%
Net investment income (loss) to average daily net assets(b)	0.71	%*	3.32%		3.17%		2.24%		2.06%		3.33%	0.70	%*	6.23	%*
Portfolio turnover rate(f)	12	%**	27	%(f)	21	%(f)	20	%(f)	19	%(f)	20%	12	%**	27	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%		0.01%		0.01%	0.01	%*	0.01	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$0.00	(g)	$0.01		$0.02		$0.01	$—		$—

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2020, and the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 16%, 28%, 24%, 22% and 18%, respectively, of the average value of its portfolio.

(g)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

116	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020	2019	2018	2017	2016
Net asset value, beginning of period	$20.87		$21.20	$22.88	$19.60	$17.40	$22.84

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.07		0.25	0.57	0.42	0.52	0.51
Net realized and unrealized gain (loss)	1.51		0.42	(1.67)	3.55	2.87	(3.64)

Total from investment operations	1.58		0.67	(1.10)	3.97	3.39	(3.13)

Less distributions to shareholders:
From net investment income	(0.05)		(0.74)	(0.58)	(0.69)	(0.55)	(0.52)
From net realized gains	—		(0.26)	—	—	(0.64)	(1.79)

Total distributions	(0.05)		(1.00)	(0.58)	(0.69)	(1.19)	(2.31)

Net asset value, end of period	$22.40		$20.87	$21.20	$22.88	$19.60	$17.40

Total Return(b)	7.59	%**	2.87%	(4.58)%	20.39%	20.03%	(14.81)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$73,494		$73,383	$447,874	$469,283	$992,260	$1,432,776
Net expenses to average daily net assets(c)(d)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	0.67	%*	1.16%	2.62%	1.99%	2.78%	2.49%
Portfolio turnover rate	8	%**	21%	6%	5%	29%	14%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%*	0.03%	0.02%	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$0.00 (e)	$0.02	$0.01	$0.00 (e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Rounds to less than 0.01%.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	117

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares												Class R6 Shares		Class I Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,										Period from July 15, 2020 (commencement of operations) through August 31, 2020 (Unaudited)		Period from August, 17 2020 (commencement of operations) through August 31, 2020 (Unaudited)
			2020		2019		2018		2017(a)		2016(a)
Net asset value, beginning of period	$24.37		$24.63		$26.86		$22.84		$19.71		$26.22		$25.19		$26.14

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.09		0.83		0.65		0.68		0.57		0.60		(0.00	)(c)	(0.00	)(c)
Net realized and unrealized gain (loss)	1.56		(0.16)		(2.18)		4.11		3.67		(4.47)		0.79		(0.16)

Total from investment operations	1.65		0.67		(1.53)		4.79		4.24		(3.87)		0.79		(0.16)

Less distributions to shareholders:
From net investment income	(0.04)		(0.93)		(0.70)		(0.77)		(0.70)		(0.60)		—		—
From net realized gains	—		—		—		—		(0.41)		(2.04)		—		—

Total distributions	(0.04)		(0.93)		(0.70)		(0.77)		(1.11)		(2.64)		—		—

Net asset value, end of period	$25.98		$24.37		$24.63		$26.86		$22.84		$19.71		$25.98		$25.98

Total Return(d)	6.79	%**	2.36%		(5.43)%		21.06%		21.93%		(15.96)%		3.14	%**	(0.61	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,542,923		$1,456,064		$1,637,744		$2,328,921		$2,206,818		$2,879,168		$5,785		$58
Net expenses to average daily net assets(e)	0.00	%(f)*	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)*	0.10	%*
Net investment income (loss) to average daily net assets(b)	0.73	%*	3.26%		2.56%		2.67%		2.63%		2.58%		(0.00	)%(f)*	(0.10	)%*
Portfolio turnover rate	8	%**	20%		11%		14%		27%		15%		8	%**	8	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%*	0.01%		0.01%		0.01%		0.01%		0.01%		0.01	%*	0.01	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$0.00	(c)	$0.01		$0.02	(a)	$0.01	(a)	$—		$—

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)	Rounds to less than $0.01.
(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

118	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED IMPLEMENTATION FUND

	Core Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$12.74		$13.22		$14.09		$13.06		$11.80		$13.59

Income (loss) from investment operations:
Net investment income (loss)†	0.25	(a)	0.49	(a)	0.40		0.33		0.27		0.21
Net realized and unrealized gain (loss)	(0.90)		(0.43)		(0.69)		1.11		1.24		(2.00)

Total from investment operations	(0.65)		0.06		(0.29)		1.44		1.51		(1.79)

Less distributions to shareholders:(b)
From net investment income	(0.03)		(0.54)		(0.58)		(0.41)		(0.25)		—

Total distributions	(0.03)		(0.54)		(0.58)		(0.41)		(0.25)		—

Net asset value, end of period	$12.06		$12.74		$13.22		$14.09		$13.06		$11.80

Total Return(c)	(5.11	)%**	0.25%		(1.88)%		11.12%		12.88%		(13.17)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,008,713		$7,114,306		$8,965,578		$11,505,699		$11,226,684		$13,655,203
Net operating expenses to average daily net assets	0.01	%(d)*	0.00	%(d)(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(f)	0.10	%*	0.06%		0.10%		0.04%		0.05%		0.07%
Total net expenses to average daily net assets	0.11	%(d)*	0.06	%(d)	0.10%		0.04%		0.05%		0.07%
Net investment income (loss) to average daily net assets	4.17	%(a)*	3.65	%(a)	2.95%		2.44%		2.11%		1.62%
Portfolio turnover rate	85	%(g)**	97	%(g)	112%		146%		142%		127%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%(h)*	0.05	%(h)	0.04%		0.04%		0.05%		0.05%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$0.00	(i)	$0.01		$0.01		$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Distributions to shareholders were not required to be made for periods prior to July 1, 2015, the date on which the Fund elected to be treated as a corporation for U.S. federal income purposes.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Rounds to less than 0.01%.
(f)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The fund’s portfolio turnover rate during the period ended August 31, 2020 and February 29, 2020, including transactions in USTF was 89% and 100% respectively, of the average value of its portfolio.

(h)	Ratio includes indirect fees waived or borne by GMO.
(i)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	119

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020	2019	2018	2017	2016
Net asset value, beginning of period	$14.52		$14.75	$17.32	$14.72	$13.05	$16.88

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05		0.49	0.51	0.53	0.45	0.48
Net realized and unrealized gain (loss)	0.58		(0.12)	(2.56)	2.61	1.79	(3.83)

Total from investment operations	0.63		0.37	(2.05)	3.14	2.24	(3.35)

Less distributions to shareholders:
From net investment income	(0.02)		(0.60)	(0.52)	(0.54)	(0.57)	(0.48)

Total distributions	(0.02)		(0.60)	(0.52)	(0.54)	(0.57)	(0.48)

Net asset value, end of period	$15.13		$14.52	$14.75	$17.32	$14.72	$13.05

Total Return(b)	4.36	%**	2.14%	(11.57)%	21.41%	17.37%	(20.09)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$192,597		$297,463	$572,830	$664,867	$601,792	$942,823
Net expenses to average daily net assets(c)(d)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	0.70	%*	3.25%	3.25%	3.20%	3.14%	3.07%
Portfolio turnover rate	2	%**	11%	8%	5%	10%	14%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.02%	0.02%	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	—		—	$0.00 (e)	$0.00 (e)	$0.01	$0.00 (e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Rounds to less than 0.01%.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

120	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares							Class R6 Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,					Six Months Ended August 31, 2020 (Unaudited)		Period from August 30, 2019 (commencement of operations) through February 29, 2020
			2020	2019	2018	2017(a)	2016(a)
Net asset value, beginning of period	$27.45		$28.09	$32.62	$27.49	$23.40	$31.71	$27.44		$27.07

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.10		1.02	0.91	0.93	0.84	0.84	0.10		1.14
Net realized and unrealized gain (loss)	1.16		(0.46)	(4.47)	5.19	4.15	(7.11)	1.16		0.33

Total from investment operations	1.26		0.56	(3.56)	6.12	4.99	(6.27)	1.26		1.47

Less distributions to shareholders:
From net investment income	(0.10)		(1.20)	(0.97)	(0.99)	(0.90)	(0.87)	(0.10)		(1.10)
From net realized gains	—		—	—	—	—	(1.17)	—		—

Total distributions	(0.10)		(1.20)	(0.97)	(0.99)	(0.90)	(2.04)	(0.10)		(1.10)

Net asset value, end of period	$28.61		$27.45	$28.09	$32.62	$27.49	$23.40	$28.60		$27.44

Total Return(c)	4.60	%**	1.62%	(10.69)%	22.38%	21.57%	(20.70)%	4.60	%**	5.04	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$525,820		$646,622	$929,967	$1,151,327	$1,085,803	$1,134,800	$226,211		$210,223
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%	0.00%	0.00%	0.00%	0.00%	0.00	%*	0.00	%*
Net investment income (loss) to average daily net assets(b)	0.75	%*	3.55%	3.09%	3.00%	3.20%	2.92%	0.80	%*	7.83	%*
Portfolio turnover rate	6	%**	7%	8%	12%	7%	14%	6	%**	7	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*	0.01%	0.01%	0.01%	0.01%	0.01%	0.02	%*	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	—		—	$0.00 (f)	$0.02	$0.02	$0.01

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Rounds to less than 0.01%.
(f)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	121

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SGM MAJOR MARKETS FUND

	Class III Shares										Class VI Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,								Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,							Period from December 1, 2015 (commencement of operations) through February 29, 2016
			2020	2019		2018		2017		2016			2020	2019		2018		2017
Net asset value, beginning of period	$31.13		$32.17	$31.87		$32.68		$33.25		$33.80	$31.07		$32.11	$31.78		$32.57		$33.26		$33.07

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.04)		0.27	0.31		0.24		(0.21)		(0.26)	(0.02)		0.25	0.33		0.05		(0.16)		(0.05)
Net realized and unrealized gain (loss)	2.19		(0.83)	0.11	(b)	0.23		1.87		(0.29)	2.18		(0.77)	0.13	(b)	0.44		1.85		0.24

Total from investment operations	2.15		(0.56)	0.42		0.47		1.66		(0.55)	2.16		(0.52)	0.46		0.49		1.69		0.19

Less distributions to shareholders:
From net investment income	(0.03)		(0.48)	(0.12)		—		(1.01)		—	(0.03)		(0.52)	(0.13)		—		(1.16)		—
From net realized gains	—		—	—		(1.28)		(1.22)		—	—		—	—		(1.28)		(1.22)		—

Total distributions	(0.03)		(0.48)	(0.12)		(1.28)		(2.23)		—	(0.03)		(0.52)	(0.13)		(1.28)		(2.38)		—

Net asset value, end of period	$33.25		$31.13	$32.17		$31.87		$32.68		$33.25	$33.20		$31.07	$32.11		$31.78		$32.57		$33.26

Total Return(c)	6.92	%**	(1.74)%	1.32%		1.44%		5.12%		(1.63)%	6.97	%**	(1.65)%	1.47%		1.50%		5.22%		0.57	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,246		$18,527	$45,409		$26,630		$6,117		$24,020	$315,783		$831,870	$1,161,238		$1,843,748		$1,446,445		$1,297,025
Net expenses to average daily net assets(d)	1.01	%*	1.01%	1.00%		1.00%		1.00%		0.85%	0.91	%*	0.91%	0.91%		0.91%		0.91%		0.91	%*
Net investment income (loss) to average daily net assets(a)	(0.23	)%*	0.85%	0.97%		0.75%		(0.61)%		(0.79)%	(0.10	)%*	0.79%	1.04%		0.16%		(0.47)%		(0.59	)%*
Portfolio turnover rate	42	%**	46%	49	%(e)	106	%(e)	15	%(e)	29%	42	%**	46%	49	%(e)	106	%(e)	15	%(e)	29	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.09	%*	0.05%	0.04%		0.03%		0.04%		0.03%	0.08	%*	0.04%	0.04%		0.03%		0.04%		0.13	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 75%, 51% and 47%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

122	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SPECIAL OPPORTUNITIES FUND

	Class VI Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020	2019	2018	2017	2016
Net asset value, beginning of period	$16.40		$19.04	$25.27	$20.39	$18.65	$19.81

Income (loss) from investment operations:
Net investment income (loss)†	(0.10)		(0.09)	(0.04)	(0.03)	0.21	0.16
Net realized and unrealized gain (loss)	25.10		0.09	1.28	6.57	2.23	(0.85)

Total from investment operations	25.00		—	1.24	6.54	2.44	(0.69)

Less distributions to shareholders:
From net investment income	—		—	—	(0.02)	(0.32)	(0.21)
From net realized gains	(8.54)		(2.64)	(7.47)	(1.64)	(0.38)	(0.26)

Total distributions	(8.54)		(2.64)	(7.47)	(1.66)	(0.70)	(0.47)

Net asset value, end of period	$32.86		$16.40	$19.04	$25.27	$20.39	$18.65

Total Return(a)	166.74	%**	(0.75)%	4.77%	32.60%	13.21%	(3.64)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$301,202		$286,053	$423,375	$1,036,245	$992,819	$1,138,735
Net expenses to average daily net assets	1.23	%*	1.22%	1.20%	1.21%	1.23%	1.29%
Net investment income (loss) to average daily net assets	(0.93	)%*	(0.48)%	(0.20)%	(0.12)%	1.05%	0.80%
Portfolio turnover rate	40	%**	43%	30%	10%	87%	69%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.12		$0.04	$0.13	$0.04	$0.03	$0.07

(a)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	123

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 28/29,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$18.98		$19.48		$22.08		$19.76		$17.43		$21.89

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.12		0.67		0.62		0.58		0.51		0.75
Net realized and unrealized gain (loss)	0.57		(0.11)		(1.45)		2.39		2.36		(3.47)

Total from investment operations	0.69		0.56		(0.83)		2.97		2.87		(2.72)

Less distributions to shareholders:
From net investment income	(0.05)		(0.77)		(0.67)		(0.63)		(0.53)		(0.80)
From net realized gains	(0.18)		(0.29)		(1.10)		(0.02)		(0.01)		(0.94)

Total distributions	(0.23)		(1.06)		(1.77)		(0.65)		(0.54)		(1.74)

Net asset value, end of period	$19.44		$18.98		$19.48		$22.08		$19.76		$17.43

Total Return(b)	3.69	%**	2.57%		(3.45)%		15.10%		16.60%		(13.00)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$686,083		$773,438		$915,148		$1,302,441		$2,016,999		$1,967,916
Net operating expenses to average daily net assets(c)	0.01	%*	0.01%		0.01%		0.00	%(d)	0.00	%(d)	0.00	%(d)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.03	%*	0.03%		0.03%		—		—		—
Total net expenses to average daily net assets(c)	0.04	%*	0.04%		0.04%		0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	1.32	%*	3.35%		3.01%		2.73%		2.69%		3.80%
Portfolio turnover rate	19	%(f)**	36	%(f)	35	%(f)	20	%(f)	28	%(f)	65%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.03%		0.03%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	—		—		$0.00	(g)	$0.02		$0.00	(g)	$0.00	(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Rounds to less than 0.01%.
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended August 31, 2020, and the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 30%, 41%, 38%, 25% and 39%, respectively, of the average value of its portfolio.

(g)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

124	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2020 (Unaudited)

1.	Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, SGM Major Markets Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund, (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Alternative Allocation Fund, Implementation Fund, Special Opportunities Fund, and SGM Major Markets Fund may also invest in GMO Alternative Allocation SPC Ltd., GMO Implementation SPC Ltd., GMO Special Opportunities SPC Ltd. and GMO Alternative Asset SPC Ltd., (each a “wholly-owned subsidiary”) respectively. These GMO Funds and wholly owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Alternative Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Fund	Not Applicable	Positive total return
Global Asset Allocation Fund	GMO Global Asset Allocation Index (65% MSCI ACWI, 35% Bloomberg Barclays U.S. Aggregate Index)	Total return greater than benchmark
Global Developed Equity Allocation Fund	MSCI World Index	Total return greater than benchmark
Global Equity Allocation Fund	MSCI ACWI	Total return greater than benchmark
Implementation Fund	Not Applicable	Positive total return, not relative return
International Developed Equity Allocation Fund	MSCI EAFE Index	Total return greater than benchmark
International Equity Allocation Fund	MSCI ACWI ex USA	Total return greater than benchmark
SGM Major Markets Fund	Not Applicable	Long-term total return
Special Opportunities Fund	Not Applicable	Positive total return
Strategic Opportunities Allocation Fund	GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series), 25% Bloomberg Barclays U.S. Aggregate Index)	Total return greater than benchmark

Benchmark-Free Fund, Implementation Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Basis of presentation and principles of consolidation: Alternative Allocation Fund, Benchmark-Free Allocation Fund, Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund

Alternative Allocation Fund, Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries and the accompanying financial statements have been consolidated for those accounts. The consolidated financial statements include all of the assets and liabilities of each wholly-owned subsidiary. Prior to August 1, 2015, Benchmark-Free Allocation Fund (“BFAF”) included the accounts of its wholly-owned subsidiary, Implementation Fund. Effective August 1, 2015, consolidation was no longer required. The accompanying Financial Highlights for BFAF include the accounts of Implementation Fund through July 31, 2015. All interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2020, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
France	$—	$7,142,806	$—	$7,142,806
Italy	—	3,296,206	—	3,296,206
United Kingdom	9,947,400	—	—	9,947,400
United States	80,616,999	—	—	80,616,999

TOTAL COMMON STOCKS	90,564,399	10,439,012	—	101,003,411

Rights/Warrants
United States	268,536	—	—	268,536

TOTAL RIGHTS/WARRANTS	268,536	—	—	268,536

Debt Obligations
United States	164,084,065	—	—	164,084,065

TOTAL DEBT OBLIGATIONS	164,084,065	—	—	164,084,065

Mutual Funds
United States	50,952,080	—	—	50,952,080

TOTAL MUTUAL FUNDS	50,952,080	—	—	50,952,080

Investment Funds
United States	—	—	9,255,816	9,255,816

TOTAL INVESTMENT FUNDS	—	—	9,255,816	9,255,816

Short-Term Investments	1,591,834	104,620,783	—	106,212,617

Total Investments	307,460,914	115,059,795	9,255,816	431,776,525

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	7,110,880	—	7,110,880
Futures Contracts
Equity Risk	1,419,295	20,013	—	1,439,308
Interest Rate Risk	46,885	—	—	46,885
Swap Contracts
Credit Risk	—	682,372	—	682,372
Interest Rate Risk	—	3,927,192	—	3,927,192
Physical Commodity Contract Risk	—	35,594	—	35,594

Total	$308,927,094	$126,835,846	$9,255,816	$445,018,756

Liability Valuation Inputs
Common Stocks
France	$—	$(8,549,703)	$—	$(8,549,703)
Netherlands	—	(1,612,861)	—	(1,612,861)
United Kingdom	(10,114,469)	—	—	(10,114,469)
United States	(58,915,825)	—	—	(58,915,825)

TOTAL COMMON STOCKS	(69,030,294)	(10,162,564)	—	(79,192,858)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(6,764,374)	—	(6,764,374)
Futures Contracts
Equity Risk	(4,259,789)	(714,267)	—	(4,974,056)
Interest Rate Risk	(101)	—	—	(101)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Consolidated Alternative Allocation Fund (continued)
Liability Valuation Inputs (continued)
Derivatives (continued)
Written Options
Equity Risk	$(507,364)	$—	$—		$(507,364)
Swap Contracts
Interest Rate Risk	—	(2,101,973)	—		(2,101,973)
Physical Commodity Contract Risk	—	(13,457)	—		(13,457)

Total	$(73,797,548)	$(19,756,635)	$—		$(93,554,183)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$7,109,007,917	$—	$—		$7,109,007,917
Short-Term Investments	4,347,848	—	—		4,347,848

Total Investments	7,113,355,765	—	—		7,113,355,765

Total	$7,113,355,765	$—	$—		$7,113,355,765

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Argentina	$38,081	$—	$—		$38,081
Australia	—	20,744,976	—		20,744,976
Austria	—	75,070	—		75,070
Belgium	—	8,709,320	—		8,709,320
Brazil	—	19,673,293	—		19,673,293
Canada	28,387,490	—	—		28,387,490
Chile	1,719,198	218,027	—		1,937,225
China	23,508,104	228,608,974	—		252,117,078
Czech Republic	—	71,876	—		71,876
Denmark	—	443,234	—		443,234
Finland	—	3,128,717	—		3,128,717
France	3,360,035	40,751,678	—		44,111,713
Germany	—	33,710,790	—		33,710,790
Greece	—	—	0	§	0 §
Hong Kong	—	13,696,324	—		13,696,324
Hungary	—	1,143,553	—		1,143,553
India	3,408,762	26,206,819	—		29,615,581
Indonesia	—	6,467,828	—		6,467,828
Ireland	2,478,280	5,911,634	—		8,389,914
Israel	—	416,959	—		416,959
Italy	—	25,495,078	—		25,495,078
Japan	—	161,930,778	—		161,930,778
Kuwait	—	30,756	—		30,756
Malaysia	—	12,336,217	—		12,336,217
Mexico	18,935,250	—	—		18,935,250
Netherlands	—	35,145,392	—		35,145,392
New Zealand	—	494,258	—		494,258
Norway	484,764	16,478,481	—		16,963,245
Pakistan	—	704,781	—		704,781
Philippines	—	1,126,581	—		1,126,581
Poland	—	8,547,213	—		8,547,213
Portugal	—	17,786,121	—		17,786,121
Qatar	—	714,537	—		714,537
Russia	1,012,019	65,245,087	—		66,257,106
Singapore	—	24,254,857	—		24,254,857

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Description	Level 1	Level 2		Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
South Africa	$471,686	$26,963,598		$—	$27,435,284
South Korea	3,807,368	58,687,747		—	62,495,115
Spain	—	35,748,957		—	35,748,957
Sweden	—	14,382,571		—	14,382,571
Switzerland	—	18,788,360		—	18,788,360
Taiwan	2,279,153	83,370,490		—	85,649,643
Thailand	—	2,988,238		—	2,988,238
Turkey	—	14,315,069		—	14,315,069
United Arab Emirates	—	2,636,061		—	2,636,061
United Kingdom	5,136,092	103,069,930		14,589	108,220,611
United States	165,695,188	—		—	165,695,188
Vietnam	—	196,753		—	196,753

TOTAL COMMON STOCKS	260,721,470	1,141,416,983		14,589	1,402,153,042

Preferred Stocks
Brazil	—	9,091,549		—	9,091,549
Colombia	115,726	—		—	115,726
Germany	—	3,649,983		—	3,649,983
Russia	—	7,593,686		—	7,593,686
South Korea	—	13,053,681		—	13,053,681
Taiwan	—	45,589		—	45,589

TOTAL PREFERRED STOCKS	115,726	33,434,488		—	33,550,214

Rights/Warrants
Italy	—	0	§	—	0	§

TOTAL RIGHTS/WARRANTS	—	0	§	—	0	§

Investment Funds
United States	4,855,950	—		—	4,855,950

TOTAL INVESTMENT FUNDS	4,855,950	—		—	4,855,950

Debt Obligations
United States	238,769,180	4,245,263		—	243,014,443

TOTAL DEBT OBLIGATIONS	238,769,180	4,245,263		—	243,014,443

Mutual Funds
United States	522,413,159	—		—	522,413,159

TOTAL MUTUAL FUNDS	522,413,159	—		—	522,413,159

Short-Term Investments	8,990,300	—		—	8,990,300

Total Investments	1,035,865,785	1,179,096,734		14,589	2,214,977,108

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,331,146		—	2,331,146
Futures Contracts
Equity Risk	432,102	4,825,678		—	5,257,780
Swap Contracts
Equity Risk	—	692,511		—	692,511
Interest Rate Risk	—	1,763,498		—	1,763,498

Total	$1,036,297,887	$1,188,709,567		$14,589	$2,225,022,043

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Liability Valuation Inputs
Common Stocks
Austria	$—	$(1,875,751)	$—	$(1,875,751)
Brazil	(3,457,878)	—	—	(3,457,878)
Canada	(910,529)	—	—	(910,529)
Denmark	—	(3,666,672)	—	(3,666,672)
Finland	—	(505,329)	—	(505,329)
France	—	(357,624)	—	(357,624)
Germany	—	(3,497,118)	—	(3,497,118)
Israel	(1,944,558)	—	—	(1,944,558)
Japan	—	(7,839,391)	—	(7,839,391)
Netherlands	—	(105,871)	—	(105,871)
Norway	—	(52,157)	—	(52,157)
Singapore	—	(69,156)	—	(69,156)
Spain	—	(1,206,183)	—	(1,206,183)
Sweden	—	(1,184,050)	—	(1,184,050)
Switzerland	—	(46,875)	—	(46,875)
United Kingdom	—	(1,565,020)	—	(1,565,020)
United States	(1,616,892)	—	—	(1,616,892)

TOTAL COMMON STOCKS	(7,929,857)	(21,971,197)	—	(29,901,054)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(16,689,011)	—	(16,689,011)
Futures Contracts
Equity Risk	(49,448,356)	(6,399,844)	—	(55,848,200)
Swap Contracts
Equity Risk	—	(125,919)	—	(125,919)
Interest Rate Risk	—	(910,469)	—	(910,469)

Total	$(57,378,213)	$(46,096,440)	$—	$(103,474,653)

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,315,522,732	$—	$—	$1,315,522,732
Debt Obligations
Asset-Backed Securities	—	28,356	—	28,356

TOTAL DEBT OBLIGATIONS	—	28,356	—	28,356

Short-Term Investments	3,380,783	—	—	3,380,783

Total Investments	1,318,903,515	28,356	—	1,318,931,871

Total	$1,318,903,515	$28,356	$—	$1,318,931,871

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(5,672,502)	$—	$—	$(5,672,502)

Total	$(5,672,502)	$—	$—	$(5,672,502)

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$73,473,251	$—	$—	$73,473,251
Short-Term Investments	53,605	—	—	53,605

Total Investments	73,526,856	—	—	73,526,856

Total	$73,526,856	$—	$—	$73,526,856

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,548,262,763	$—	$—	$1,548,262,763
Short-Term Investments	581,026	—	—	581,026

Total Investments	1,548,843,789	—	—	1,548,843,789

Total	$1,548,843,789	$—	$—	$1,548,843,789

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$171,196	$—	$—	$171,196
Australia	—	62,530,126	—	62,530,126
Austria	—	255,218	—	255,218
Belgium	—	21,185,738	—	21,185,738
Brazil	—	55,838,809	—	55,838,809
Canada	77,634,508	—	—	77,634,508
Chile	5,920,497	413,170	—	6,333,667
China	104,716,910	740,431,310	—	845,148,220
Czech Republic	—	476,610	—	476,610
Denmark	—	1,544,362	—	1,544,362
Finland	—	7,896,500	—	7,896,500
France	6,818,350	137,173,064	—	143,991,414
Germany	—	86,287,840	—	86,287,840
Hong Kong	—	34,306,034	—	34,306,034
Hungary	—	3,965,352	—	3,965,352
India	8,934,912	80,234,350	—	89,169,262
Indonesia	—	25,827,591	—	25,827,591
Ireland	7,267,890	15,071,777	—	22,339,667
Israel	—	260,517	—	260,517
Italy	—	79,378,711	—	79,378,711
Japan	—	426,573,276	—	426,573,276
Kuwait	—	193,873	—	193,873
Malaysia	—	32,069,537	—	32,069,537
Mexico	60,486,175	—	—	60,486,175
Netherlands	—	94,894,237	—	94,894,237
New Zealand	—	1,116,361	—	1,116,361
Norway	1,048,332	38,155,764	—	39,204,096
Pakistan	—	4,200,527	—	4,200,527
Philippines	—	4,681,656	—	4,681,656
Poland	—	35,202,906	—	35,202,906
Portugal	—	46,330,120	—	46,330,120
Qatar	—	7,198,439	—	7,198,439
Russia	3,507,857	244,962,619	—	248,470,476
Saudi Arabia	—	43,777	—	43,777
Singapore	—	70,406,899	—	70,406,899
South Africa	2,422,277	91,599,830	—	94,022,107
South Korea	13,064,402	158,242,114	382,537	171,689,053
Spain	—	89,722,996	—	89,722,996
Sweden	—	39,055,981	—	39,055,981
Switzerland	—	49,256,886	—	49,256,886
Taiwan	24,706,187	308,650,389	—	333,356,576
Thailand	—	6,430,497	—	6,430,497
Turkey	—	42,060,018	—	42,060,018

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
United Arab Emirates	$—	$6,775,333	$—	$6,775,333
United Kingdom	46,150,208	265,470,745	—	311,620,953
United States	767,022,183	—	10,024,236	777,046,419
Vietnam	—	1,371,732	—	1,371,732

TOTAL COMMON STOCKS	1,129,871,884	3,417,743,591	10,406,773	4,558,022,248

Preferred Stocks
Brazil	—	22,639,701	—	22,639,701
Colombia	560,463	—	—	560,463
Germany	—	8,678,418	—	8,678,418
Russia	—	26,469,502	—	26,469,502
South Korea	—	49,673,934	—	49,673,934
Taiwan	—	481,843	—	481,843

TOTAL PREFERRED STOCKS	560,463	107,943,398	—	108,503,861

Rights/Warrants
United States	791,672	—	430,926	1,222,598

TOTAL RIGHTS/WARRANTS	791,672	—	430,926	1,222,598

Investment Funds
United States	29,757,709	—	27,767,425	57,525,134

TOTAL INVESTMENT FUNDS	29,757,709	—	27,767,425	57,525,134

Debt Obligations
Brazil	—	7,656,413	—	7,656,413
Israel	—	6,802,990	—	6,802,990
Jamaica	—	6,816,387	4,793,885	11,610,272
Netherlands	—	11,971,607	—	11,971,607
Puerto Rico	—	12,046,865	—	12,046,865
United States	885,404,453	184,670,440	49,765,015	1,119,839,908

TOTAL DEBT OBLIGATIONS	885,404,453	229,964,702	54,558,900	1,169,928,055

Mutual Funds
United States	32,173,243	—	—	32,173,243

TOTAL MUTUAL FUNDS	32,173,243	—	—	32,173,243

Short-Term Investments	79,887,573	116,789,908	—	196,677,481

Total Investments	2,158,446,997	3,872,441,599	93,164,024	6,124,052,620

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	26,313,985	—	26,313,985
Futures Contracts
Equity Risk	11,178,668	11,091,863	—	22,270,531
Interest Rate Risk	193,391	—	—	193,391
Physical Commodity Contract Risk	1,960,844	—	—	1,960,844
Swap Contracts
Equity Risk	—	1,982,610	—	1,982,610
Interest Rate Risk	—	10,706,556	—	10,706,556

Total	$2,171,779,900	$3,922,536,613	$93,164,024	$6,187,480,537

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Liability Valuation Inputs
Common Stocks
Austria	$—	$(5,137,967)	$—	$(5,137,967)
Brazil	(8,457,498)	—	—	(8,457,498)
Canada	(4,174,660)	—	—	(4,174,660)
Denmark	—	(9,661,780)	—	(9,661,780)
Finland	—	(1,292,701)	—	(1,292,701)
France	—	(25,280,047)	—	(25,280,047)
Germany	—	(8,824,464)	—	(8,824,464)
Israel	(3,388,245)	—	—	(3,388,245)
Japan	—	(17,902,961)	—	(17,902,961)
Netherlands	—	(4,315,801)	—	(4,315,801)
New Zealand	—	(9,829)	—	(9,829)
Singapore	—	(124,080)	—	(124,080)
Spain	—	(1,227,191)	—	(1,227,191)
Sweden	—	(2,875,271)	—	(2,875,271)
United Kingdom	(30,290,191)	(6,298,429)	—	(36,588,620)
United States	(167,249,161)	—	—	(167,249,161)

TOTAL COMMON STOCKS	(213,559,755)	(82,950,521)	—	(296,510,276)

Debt Obligations
United States	—	(5,277,930)	—	(5,277,930)

TOTAL DEBT OBLIGATIONS	—	(5,277,930)	—	(5,277,930)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(53,464,989)	—	(53,464,989)
Futures Contracts
Equity Risk	(146,405,339)	(17,862,009)	—	(164,267,348)
Interest Rate Risk	(406)	—	—	(406)
Physical Commodity Contract Risk	(1,499,480)	—	—	(1,499,480)
Written Options
Equity Risk	(1,026,000)	—	—	(1,026,000)
Swap Contracts
Credit Risk	—	(693,374)	—	(693,374)
Equity Risk	—	(250,666)	—	(250,666)
Interest Rate Risk	—	(5,612,440)	—	(5,612,440)

Total	$(362,490,980)	$(166,111,929)	$—	$(528,602,909)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$192,537,685	$—	$—	$192,537,685
Short-Term Investments	96,619	—	—	96,619

Total Investments	192,634,304	—	—	192,634,304

Total	$192,634,304	$—	$—	$192,634,304

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$751,802,102	$—	$—	$751,802,102
Short-Term Investments	268,834	—	—	268,834

Total Investments	752,070,936	—	—	752,070,936

Total	$752,070,936	$—	$—	$752,070,936

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$315,799,805	$—	$—	$315,799,805
U.S. Government Agency	9,001,154	—	—	9,001,154

TOTAL DEBT OBLIGATIONS	324,800,959	—	—	324,800,959

Short-Term Investments	12,504,545	1,420,179	—	13,924,724

Total Investments	337,305,504	1,420,179	—	338,725,683

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	7,265,372	—	7,265,372
Futures Contracts
Equity Risk	3,548,890	48,061	—	3,596,951
Interest Rate Risk	117,474	—	—	117,474
Physical Commodity Contract Risk	1,204,469	—	—	1,204,469

Total	$342,176,337	$8,733,612	$—	$350,909,949

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,122,838)	$—	$(2,122,838)
Futures Contracts
Equity Risk	—	(1,779,640)	—	(1,779,640)
Interest Rate Risk	(253)	—	—	(253)
Physical Commodity Contract Risk	(921,008)	—	—	(921,008)

Total	$(921,261)	$(3,902,478)	$—	$(4,823,739)

Consolidated Special Opportunities Fund
Asset Valuation Inputs
Common Stocks
Israel	$11,195,940	$—	$—	$11,195,940
New Zealand	—	14,063,533	—	14,063,533
United Kingdom	—	4,838,011	—	4,838,011
United States	200,254,000	—	—	200,254,000

TOTAL COMMON STOCKS	211,449,940	18,901,544	—	230,351,484

Short-Term Investments	30,176,887	206	—	30,177,093

Total Investments	241,626,827	18,901,750	—	260,528,577

Total	$241,626,827	$18,901,750	$—	$260,528,577

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,772,773	$—	$1,772,773
Belgium	—	566,457	—	566,457
Brazil	—	284,693	—	284,693
Canada	2,289,475	—	—	2,289,475
China	—	3,288,157	—	3,288,157
Denmark	—	69,090	—	69,090
Finland	—	968,722	—	968,722

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Description	Level 1	Level 2		Level 3		Total
Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
France	$101,160	$4,587,487		$—		$4,688,647
Germany	—	4,479,829		—		4,479,829
Hong Kong	—	1,610,950		—		1,610,950
India	—	29,738		—		29,738
Ireland	118,720	1,419,000		—		1,537,720
Italy	—	2,955,279		—		2,955,279
Japan	—	30,253,316		—		30,253,316
Malaysia	—	108,636		—		108,636
Malta	—	—		0	§	0	§
Mexico	908,639	—		—		908,639
Netherlands	—	4,910,177		—		4,910,177
Norway	—	1,935,016		—		1,935,016
Philippines	—	15,059		—		15,059
Poland	—	97,618		—		97,618
Portugal	—	2,661,209		—		2,661,209
Russia	—	2,371,131		—		2,371,131
Singapore	—	2,589,732		—		2,589,732
South Africa	—	246,316		—		246,316
South Korea	567,359	1,694,916		—		2,262,275
Spain	—	5,625,876		—		5,625,876
Sweden	—	1,061,079		—		1,061,079
Switzerland	—	461,513		—		461,513
Taiwan	—	1,169,671		—		1,169,671
Turkey	—	11,505		—		11,505
United Kingdom	452,518	14,538,773		3,429		14,994,720
United States	53,311,944	—		—		53,311,944

TOTAL COMMON STOCKS	57,749,815	91,783,718		3,429		149,536,962

Preferred Stocks
Brazil	—	812,046		—		812,046
Germany	—	152,715		—		152,715
Russia	—	206,466		—		206,466

TOTAL PREFERRED STOCKS	—	1,171,227		—		1,171,227

Rights/Warrants
Italy	—	0	§	—		0	§

TOTAL RIGHTS/WARRANTS	—	0	§	—		0	§

Debt Obligations
United States	—	32,847,515		—		32,847,515

TOTAL DEBT OBLIGATIONS	—	32,847,515		—		32,847,515

Mutual Funds
United States	512,737,799	—		—		512,737,799

TOTAL MUTUAL FUNDS	512,737,799	—		—		512,737,799

Short-Term Investments	4,096,581	—		—		4,096,581

Total Investments	574,584,195	125,802,460		3,429		700,390,084

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	4,090		—		4,090
Swap Contracts
Equity Risk	—	107,096		—		107,096

Total	$574,584,195	$125,913,646		$3,429		$700,501,270

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Liability Valuation Inputs
Common Stocks
Austria	$—	$(58,061)	$—	$(58,061)
Brazil	(117,992)	—	—	(117,992)
Canada	(118,990)	—	—	(118,990)
Denmark	—	(1,619,411)	—	(1,619,411)
Germany	—	(610,279)	—	(610,279)
Japan	—	(891,698)	—	(891,698)
Netherlands	—	(101,203)	—	(101,203)
Sweden	—	(42,147)	—	(42,147)
Switzerland	—	(108,640)	—	(108,640)
United Kingdom	(63,616)	(58,015)	—	(121,631)
United States	(8,480,188)	—	—	(8,480,188)

TOTAL COMMON STOCKS	(8,780,786)	(3,489,454)	—	(12,270,240)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(19,725)	—	(19,725)
Futures Contracts
Equity Risk	(5,575,626)	(89,135)	—	(5,664,761)
Swap Contracts
Equity Risk	—	(23,064)	—	(23,064)

Total	$(14,356,412)	$(3,621,378)	$—	$(17,977,790)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2020.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Implementation Fund’s Level 3 holdings also includes two common stocks which are priced at the average of broker bids and a common stock priced with a 2,000 basis point discount to a comparable stock and an additional 1,000 basis point discount for liquidity considerations. Other than described above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at August 31, 2020.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2020	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of August 31, 2020	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2020
Consolidated Alternative Allocation Fund
Investment Funds
United States	$2,667,600	$6,193,018	$—	$—	$—	$395,198	$—		$—	$9,255,816	$395,198

Total Investments	$2,667,600	$6,193,018	$—	$—	$—	$395,198	$—		$—	$9,255,816	$395,198

Consolidated Implementation Fund
Common Stocks
South Korea	$—	$—	$—	$—	$—	$—	$382,537	‡	$—	$382,537	$—
United States	9,521,813	3,070,351	(302,137)	—	—	(2,265,791)	—		—	10,024,236	(2,265,791)
Rights/Warrants
United States	430,926	—	—	—	—	—	—		—	430,926	—
Investment Funds
United States	29,566,080	3,248,376	(5,701,050)	—	1,495,949	(841,930)	—		—	27,767,425	(841,930)
Debt Obligations
Bank Loans
Luxembourg	7,763,747	—	(6,906,643)	43,520	(2,263,375)	1,362,751	—		—	—	—
Saint Lucia	1,925,000	2,790,550	(19,787)	58,888	—	39,234	—		—	4,793,885	39,234
United States	67,533,991	27,354,561	(45,441,198)	665,861	(13,489,148)	525,857	12,615,091	‡	—	49,765,015	(1,244,279)

Total Investments	$116,741,557	$36,463,838	$(58,370,815)#	$768,269	$(14,256,574)	$(1,179,879)	$12,997,628		$—	$93,164,024	$(4,312,766)

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
#	Includes $12,255,609 of proceeds received from partial calls and/or principal paydowns as applicable.

Some Funds have material Level 3 investments. The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended August 31, 2020.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Consolidated Alternative Allocation Fund
N/A	—	N/A	N/A	N/A
Consolidated Implementation Fund
Common Stock	382,537	Fair Value	Pending Corporate Action	N/A (N/A)
Common Stock	2,020,934	Fair Value	Discount Rate	30% (N/A)
Common Stock	2,485,147	Fair Value	Most Relevant Broker Quote	4-7.5 (4.59)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of August 31, 2020, the value of these securities and/or derivatives for Consolidated Alternative Allocation Fund and Consolidated Implementation Fund was $9,255,816 and $88,275,406, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” in Note 4 “Derivative financial instruments”. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities with a value equal to at least 100% of the market value of the loaned securities (marked to market daily). Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company serves as the Funds’ lending agent.

Funds that lend their portfolio securities bear the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, and of loss of rights in the collateral should the borrower fail financially. Such Funds also bear the risk that the value of investments made with collateral may decline and bear the risk of total loss with respect to the investment of collateral.

At August 31, 2020, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)
Benchmark-Free Fund	11,721,978	5,372,023	6,833,318	12,205,341
Consolidated Implementation Fund	49,453,043	32,091,421	18,899,323	50,990,744

*	Non-cash collateral is comprised of U.S. Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

In addition, some Funds may loan their portfolio securities through an “enhanced custody” program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales. Under the program, a Fund borrows securities from the custodian and sells short those borrowed securities. The Fund may utilize various ways of collateralizing its obligation to return the borrowed securities, including by pledging securities held in the Fund’s custodial account to the custodian, or by lending securities held in the Fund’s custodial account to the custodian. For its participation in the enhanced custody program, the Fund will pay the custodian a securities borrow fee and a financing charge. The following table provides the value of securities on loan under this program as of August 31, 2020:

Fund Name	Value of securities on loan ($)
Consolidated Alternative Allocation Fund	5,208,531
Benchmark-Free Fund	25,340,182
Consolidated Implementation Fund	59,892,261
Strategic Opportunities Allocation Fund	8,269,509

Information regarding the value of the securities loaned and the value of cash collateral at year end is included in the Statements of Assets and Liabilities.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Some Funds may also loan their portfolio securities through an enhanced custody program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales (see Securities lending above). Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Alternative Allocation SPC Ltd., Alternative Asset SPC Ltd., Implementation SPC Ltd. and Special Opportunities SPC Ltd. are wholly-owned subsidiaries of Alternative Allocation Fund, SGM Major Markets Fund, Implementation Fund and Special Opportunities Fund, respectively, and each has elected to be treated as a (non-U.S.) corporation for U.S. federal income tax purposes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders and/or if certain investments are made by a Fund’s wholly-owned subsidiary. Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes, interest charges and related fees.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2020, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

As of February 29, 2020, certain Funds elected to defer to March 1, 2020, late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses Deferral ($)
Consolidated Alternative Allocation Fund	(506,822)	(635,957)
Benchmark-Free Allocation Fund	(4,351,061)	—
Benchmark-Free Fund	—	—
Global Asset Allocation Fund	—	—
Global Developed Equity Allocation Fund	(643)	—
Global Equity Allocation Fund	(8,854)	—
Consolidated Implementation Fund	—	—
International Developed Equity Allocation Fund	(1,222)	(1,244,638)
International Equity Allocation Fund	(5,570)	—
Consolidated SGM Major Markets Fund	—	(21,776,446)
Consolidated Special Opportunities Fund	(522,202)	—
Strategic Opportunities Allocation Fund	—	(286,733)

As of February 29, 2020, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 29, 2020, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Consolidated Alternative Allocation Fund	—	—
Benchmark-Free Allocation Fund	—	—
Benchmark-Free Fund	(81,187,387)	(135,837,173)
Global Asset Allocation Fund	—	(165,823,457)
Global Developed Equity Allocation Fund	—	—
Global Equity Allocation Fund	—	(96,825,883)
Consolidated Implementation Fund	(530,896,154)	—
International Developed Equity Allocation Fund	—	(118,300,078)
International Equity Allocation Fund	—	(64,707,668)
Consolidated SGM Major Markets Fund	(15,345,396)	(26,362,620)
Consolidated Special Opportunities Fund	—	—
Strategic Opportunities Allocation Fund	—	—

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

As of August 31, 2020, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Consolidated Alternative Allocation Fund	352,631,511	8,795,922	(8,843,766)	(47,844)	(1,259,740)
Benchmark-Free Allocation Fund	7,675,794,286	79,193,769	(641,632,290)	(562,438,521)	—
Benchmark-Free Fund	2,155,554,560	187,264,041	(157,742,547)	29,521,494	(63,599,843)
Global Asset Allocation Fund	1,377,798,410	25,017,131	(83,883,670)	(58,866,539)	(5,672,502)
Global Developed Equity Allocation Fund	73,984,026	620,855	(1,078,025)	(457,170)	—
Global Equity Allocation Fund	1,649,359,931	52,938,931	(153,455,073)	(100,516,142)	—
Consolidated Implementation Fund	6,151,003,794	482,641,850	(811,381,230)	(328,739,380)	(162,758,024)
International Developed Equity Allocation Fund	240,581,452	—	(47,947,148)	(47,947,148)	—
International Equity Allocation Fund	824,126,302	6,295,932	(78,351,298)	(72,055,366)	—
Consolidated SGM Major Markets Fund	377,981,647	—	(39,255,964)	(39,255,964)	7,077,065
Consolidated Special Opportunities Fund	112,091,070	156,463,188	(8,025,681)	148,437,507	—
Strategic Opportunities Allocation Fund	682,496,798	27,437,808	(21,814,761)	5,623,047	(5,596,364)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees and supplemental support fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds or a wholly-owned subsidiary) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

GMO may consider known cash flows out of or into underlying funds when placing orders for the cash purchases or redemptions of underlying fund shares by accounts over which it has investment discretion, including the Funds and other pooled investment vehicles. Consequently, participants in those vehicles will tend to benefit more than other Fund shareholders from the waivers of purchase premiums and redemption fees that may occur when purchases and redemptions occur on the same day.

As of August 31, 2020, none of the Funds charge a purchase premium or redemption fee. Historical information on purchase premiums and redemption fees are provided in the table below.

Benchmark-Free Allocation Fund	For the periods from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016 and June 30, 2014 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.20%, 0.18 % and 0.13%, respectively, of the amount invested or redeemed.
Benchmark-Free Fund	For the periods from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016 and June 30, 2014 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.25%, 0.18% and 0.13%, respectively, of the amount invested or redeemed.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Global Asset Allocation Fund	For the period from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016 and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.15%, 0.14% and 0.11%, respectively, of the amount invested or redeemed.
Global Developed Equity Allocation Fund	For the period from March 10, 2014 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.08% of the amount invested or redeemed.
Global Equity Allocation Fund	For the period from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016, and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.18%, 0.19% and 0.11%, respectively, of the amount invested or redeemed.
Implementation Fund	For the period from June 30, 2015 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.20% of the amount invested or redeemed. Prior to June 30, 2015, there was no premium on cash purchases or fee on cash redemptions.
International Developed Equity Allocation Fund	For the period from March 10, 2014 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.08% of the amount invested or redeemed.
International Equity Allocation Fund	For the period from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016 and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.25%, 0.27% and 0.20%, respectively, of the amount invested or redeemed.
Special Opportunities Fund	For the period from June 30, 2015 to June 30, 2020, the premium on cash purchases and the fee on cash redemptions were each 0.50% and 0.50% of the amount invested or redeemed.
Strategic Opportunities Allocation Fund	For the period from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016 and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.20%, 0.14% and 0.06%, respectively, of the amount invested or redeemed.

Recently-issued accounting guidance

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, “Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU on the Funds’ financial statements.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund
Commodities Risk	X	X	X	X			X			X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X	X
Futures Contracts Risk	X	X	X	X						X		X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities		X	X	X			X			X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income	X	X	X	X	X	X	X	X	X	X	X	X
Merger Arbitrage Risk		X					X				X	X
Non-Diversified Funds	X	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X	X	X	X		X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Each Fund that invests in other GMO Funds, other investment companies or in a wholly-owned subsidiary (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. In addition, the value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty can be expected to be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral if the Fund’s interest in the collateral is not perfected or additional collateral is not posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions,

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

netting of obligations or realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligation to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligors’ failure to meet their payment obligations or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment will be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner can be expected to be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer will default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.” The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “high yield” or “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and typically involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, a Fund is likely to lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

Some Funds may lend their portfolio securities. A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of a Fund’s ability to vote the securities, and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund is likely to realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forward contracts, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates or inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may

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decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, runs the risk of being unable to obtain payments GMO believes are owed to it under an OTC derivatives contract or of those payments being delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation and exposes the Funds to the risk that the pricing models used do not produce valuations that are consistent with the values the Funds realize when they close or sell an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, the Funds run a risk that inaccurate valuations will result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of the Funds’ net asset values.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction will lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index could result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

Special tax rules apply to a Fund’s transactions in derivatives, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s derivative transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. See the Funds’ Prospectus and Statement of Additional Information for more information.

Derivatives Regulation. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these requirements are evolving, their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivative positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivative positions. Also, as a general matter, in contrast to a bilateral derivative position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivative position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements

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or termination of existing cleared derivative positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy, and any increase in margin held by a clearing member could expose a Fund to greater credit risk to its clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks are likely to be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. Variation margin requirements became effective in March 2017 and initial margin requirements will become effective in 2020 or 2021. Such requirements could increase the amount of margin a Fund needs to post in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While these rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e. the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to different kinds of costs and risks.

The SEC recently reproposed a rule under the 1940 Act regulating the use by registered investment companies of derivatives and many related instruments. The ultimate impact, if any, of such a rule is unclear, but the reproposed rule, if adopted, could, among other things, restrict a Fund’s ability to continue to engage in derivatives transactions in the manner it has historically and increase the costs of derivatives transactions, which could have an adverse impact on a Fund’s performance.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the

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relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights at any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date). If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e. options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and Funds with investments whose prices are closely correlated are subject to greater overall risk than Funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to a particular geographic region, country or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than do funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

• FUND OF FUNDS RISK. A Fund that invests in Underlying Funds (including underlying GMO Funds or its wholly-owned subsidiary) is exposed to the risk that the Underlying Funds or wholly-owned subsidiary will not perform as expected. A Fund also is indirectly exposed to all of the risks to which the Underlying Funds or its wholly-owned subsidiary are exposed.

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Because, absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) and the expenses of a wholly-owned subsidiary of an underlying fund, the Fund will incur additional expenses when investing in an Underlying Fund or wholly-owned subsidiary. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

Because some underlying GMO Funds invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other mutual fund groups and therefore are subject to greater fund of funds risk. In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance will not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs bears a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could result in higher expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds or a wholly-owned subsidiary could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

The SEC recently adopted a rule that will change the regulatory framework under which some registered investment companies are permitted to invest in other registered investment companies (the “Fund of Funds Rule”). The impact of the Fund of Funds Rule is still under review but could adversely affect the Funds by, among other things, limiting the number of shares of other registered investment companies (such as other Funds or exchange-traded funds) or pooled investment vehicles that a Fund is permitted to purchase.

• FUTURES CONTRACTS RISK. The risk of loss to a Fund resulting from its use of futures contracts (or “futures”) is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund might be unable to effect closing transactions to terminate its exposure to the contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund typically will have to sell other investments at disadvantageous times. A Fund also runs the risk of being unable to recover or be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of any increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain of its affiliated entities may

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hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts a person may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent OTC derivatives, and those limits may adversely affect the market liquidity of those futures and derivatives. As a result of such limits, positions held by other GMO clients or by GMO or its affiliates could prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

Futures contracts traded on markets outside the United States are not subject to regulation by the CFTC or other U.S. regulators. U.S. regulators neither regulate the activities of a foreign exchange nor have the power to compel enforcement of the rules of a foreign exchange or the laws of the country where the exchange is located. In addition, foreign futures contracts may be less liquid and more volatile than U.S. contracts.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities or securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also tends to be greater in times of financial stress. For example, inflation-protected securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are often more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

The Board of Trustees has designated GMO as administrator to the Funds’ liquidity risk management program, which was adopted by the Funds pursuant to Rule 22e-4 under the 1940 Act. Under that program, each Fund is required to classify its investments into specific liquidity categories and monitor compliance with limits on illiquid investments. The term “illiquid investments” for purposes of the program means investments that GMO reasonably expects cannot be sold or disposed of under current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investments. While the liquidity risk management program is designed to assist in the assessment and management of illiquidity risk, there is no guarantee it will be effective in reducing the illiquidity risk inherent in a Fund’s investments.

Historically, credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. If a Fund is required to sell illiquid investments to satisfy collateral posting requirements or to meet redemptions, those sales could put significant downward price pressure on the market price of the securities being sold.

A Fund’s, and particularly GMO Risk Premium Fund’s, ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund would temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, at disadvantageous prices to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation

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decisions by GMO may result in substantial redemptions from (or investments in) those Funds, adversely affecting the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital losses (including capital loss carryforwards) to offset realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests), reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e. a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases is the business day prior to actual receipt by the Fund of the redemption request) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the determination of net asset value and corresponding liquidation of assets could be longer due to time zone differences. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process. Those Funds run the risk that GMO’s models will not accurately predict future market movements or characteristics. In addition, GMO’s models are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong. The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to operational risks resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other operational services. Examples of such operational risks include the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service

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provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges, and such service providers, counterparties, or issuers may have limited, if any, indemnification obligations to GMO or the Funds, each of whom could be negatively impacted as a result.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars, pandemics and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices in late 2014, as well as in early 2020) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in the recent past) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in shutdowns of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Climate change regulation (such as decarbonization legislation or other mandatory controls to reduce emissions of greenhouse gases) could significantly affect many of the companies in which the Funds invest by, among other things, increasing those companies’ operating costs and capital expenditures. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely would be significantly disrupted. On January 31, 2020, the United Kingdom formally withdrew from the European Union (commonly known as “Brexit”), and an 11-month transition period commenced during which most European Union law will continue to apply in the United Kingdom while it negotiates its future relationship with the European Union. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. Potential negative long-term effects could include, among others, greater market volatility and illiquidity, disruptions to world securities markets, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and an increased likelihood of a recession in the United Kingdom. The consequences of the United Kingdom’s or another country’s exit from the European Union also

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could threaten the stability of the Euro and could negatively affect the financial markets of other countries in the European region and beyond, which may include companies or assets held or considered for prospective investment by GMO.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. These types of sanctions have recently been applied against the Venezuelan and Russian governments, as well as against certain Russian and Venezuelan officials and institutions. These sanctions have resulted, and any additional sanctions or intergovernmental actions or even the threat of further sanctions could result, in a decline in the value and liquidity of Russian and Venezuelan securities, a weakening of the Russian and Venezuelan currencies or other adverse consequences to their respective economies. Sanctions impair the ability of the Funds to buy, sell, receive or deliver those securities and/or assets that are subject to the sanctions. In addition, trade disputes (such as the “trade war” between the United States and China that intensified in 2018 and 2019) may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. Events such as these and their impact on the Funds are difficult to predict.

Natural and environmental disasters (such as the earthquake and tsunami in Japan in early 2011), epidemics or pandemics (such as the outbreak of a novel coronavirus beginning in late 2019 (described below)), and systemic market dislocations (such as the kind surrounding the insolvency of Lehman Brothers in 2008) can be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, government economic stimulus measures, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, rapid increases in unemployment, increased demand for and strain on government resources, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways and may continue to do so in the future. Health crises caused by the outbreak of COVID-19 may also exacerbate other pre-existing political, social, economic, market and financial risks. The effects of the outbreak in developing or emerging market countries may be greater due to less established health care systems. The COVID-19 pandemic and its effects may be short term or may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could impair the Funds’ ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance and your investment in a Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk — Fixed Income” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks become particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

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As described under “Market Risk — Fixed Income,” the market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the performance of other service providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. Principal repayments of asset-backed securities are at risk if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. Issuers of asset-backed securities also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds are rated below investment grade. See “Credit Risk” for more information about credit risk.

When worldwide economic and liquidity conditions deteriorated in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many asset-backed (as well as others) fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed (and other) fixed income securities, and they may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. The mishandling of documentation for underlying assets also can affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since 2008 because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more information about risks of investing in correlated sectors. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business would likely have a material impact on the many asset-backed securities it services.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as a failure to keep up with technological advances or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may be attributable to general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. Equities which are characterized as relatively cyclical, such as investments in companies in the consumer discretionary, financials, energy, real estate, materials and industrials sectors, often are especially sensitive to economic cycles, which means they typically underperform non-cyclical equities during economic downturns. Cyclical equities’ performance can be significantly affected by, among other factors, cyclical revenue generation, consumer confidence and changing consumer preferences, and the performance of domestic and international economies. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or decline due to GMO’s incorrect

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assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

To the extent a Fund invests in GMO Risk Premium Fund (“Risk Premium Fund”), the Fund is exposed to Risk Premium Fund’s market risk with respect to equities. Because of Risk Premium Fund’s emphasis on writing put options on stock indices, GMO expects the Fund’s net asset value to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when the markets associated with those indices rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt investments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “high yield” or “junk bonds”) may be particularly volatile. Often, below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments would likely be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or variable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e. nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

When interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fee.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio investments when it would otherwise not do so, including at unfavorable prices. The risks associated with rising interest rates are generally greater during periods when prevailing interest rates are at or near their historic lows. Moreover, fixed income investments will be difficult to value during such periods. The U.S. Federal Reserve Bank recently decreased interest rates back to near historically low levels. A substantial increase in interest rates could have a

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material adverse effect on fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or imposition of currency controls) also could have a material adverse effect on the Funds.

• MERGER ARBITRAGE RISK. Some Funds engage in transactions in which the Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in merger arbitrage and the merger later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed merger can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings, and general market declines.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss. A Fund’s merger arbitrage transactions could result in tax inefficiencies, including larger distributions of net investment income and net realized capital gains than otherwise would be the case.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, they are likely to be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment is likely to have a greater impact on their performance.

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Alternative Allocation Fund
•	Implementation Fund
•	SGM Major Markets Fund
•	Special Opportunities Fund

In addition, each of the Funds may invest a portion of its assets in shares of one or more other GMO Funds that are not “diversified” investment companies under the 1940 Act. Each of the Funds may invest without limitation in GMO Funds that are not “diversified”.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets list securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets (particularly in emerging markets) often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund.

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A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. In some cases, the amount of a refund could be material to a Fund’s net asset value. Accordingly, a refund is not typically reflected in the Fund’s net asset value until it is received or GMO is confident it will be received. Generally, absent a determination by GMO that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value until it is received. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information. For information on possible special Australian and Singapore tax consequences of an investment in a Fund, see the Funds’ Prospectus and Statement of Additional Information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e. a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of reliable information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities. The economies of emerging countries often are more volatile than the economies of developed countries. For example, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political, or other conditions.

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To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

During the period ended August 31, 2020, only Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund, and Strategic Opportunities Allocation Fund held derivative financial instruments directly. For a listing of derivative financial instruments, if any, held by the underlying funds, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund and Strategic Opportunities Allocation Fund (or their respective wholly-owned subsidiary, if any).

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Consolidated Alternative Allocation Fund may use derivatives in some or all of the ways described below.

Use of Derivatives by Benchmark-Free Fund, Consolidated Implementation Fund and Strategic Opportunities Allocation Fund

The Funds may use derivatives to gain long or short investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives such as futures, options, and swap contracts, in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Funds may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds may have gross investment exposures in excess of their net assets (i.e. the Funds may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by Consolidated SGM Major Markets Fund

The Fund may use derivatives to gain long and/or short investment exposure to securities, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global

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equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to adjust its investment exposures. For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, options, and swap contracts, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e. the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

* * *

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

For Funds that held derivatives during the period ended August 31, 2020, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Consolidated Alternative Allocation Fund *	Benchmark- Free Fund	Global Asset Allocation Fund	Consolidated Implementation Fund*	Consolidated SGM Major Markets Fund*	Strategic Opportunities Allocation Fund
Forward currency contracts
Adjust currency exchange rate risk					X
Adjust exposure to foreign currencies	X	X		X	X	X
Manage against anticipated currency exchange rate changes	X			X
Futures contracts
Adjust exposure to certain securities markets	X	X	X	X	X
Substitute for direct investment					X
Adjust interest rate exposure	X				X
Maintain the diversity and liquidity of the portfolio	X	X	X	X	X
Options (Purchased)
Substitute for direct equity investment	X			X
Adjust exposure to foreign currencies	X
Options (Written)
Substitute for direct equity investment	X	X		X		X
Swap contracts
Adjust interest rate exposure	X	X		X
Substitute for direct investment in securities	X	X		X		X
Achieve exposure to a reference entity’s credit	X	X		X

*	Certain derivatives may be held by the Fund’s wholly-owned subsidiary.

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps,

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if the Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

***

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2020 and the Statements of Operations for the period ended August 31, 2020^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated Alternative Allocation Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$7,110,880	$—	$—	$7,110,880
Unrealized Appreciation on Futures Contracts¤	—	—	1,439,308	—	46,885	—	1,486,193
Swap Contracts, at value¤	682,372	35,594	—	—	3,927,192	—	4,645,158

Total	$682,372	$35,594	$1,439,308	$7,110,880	$3,974,077	$—	$13,242,231

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(6,764,374)	$—	$—	$(6,764,374)
Unrealized Depreciation on Futures Contracts¤	—	—	(4,974,056)	—	(101)	—	(4,974,157)
Written Options, at value	—	—	(507,364)	—	—	—	(507,364)
Swap Contracts, at value¤	—	(13,457)	—	—	(2,101,973)	—	(2,115,430)

Total	$—	$(13,457)	$(5,481,420)	$(6,764,374)	$(2,102,074)	$—	$(14,361,325)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$735,904	$1,445	$43,050	$—	$780,399
Forward Currency Contracts	—	—	—	135,466	—	—	135,466
Futures Contracts	—	—	2,001,116	—	(592,394)	—	1,408,722
Written Options	—	—	1,465,301	—	(21,650)	—	1,443,651
Swap Contracts	513,566	(306,706)	1,195,223	—	(384,538)	—	1,017,545

Total	$513,566	$(306,706)	$5,397,544	$136,911	$(955,532)	$—	$4,785,783

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$(669,519)	$4,129	$—	$—	$(665,390)
Forward Currency Contracts	—	—	—	1,276,345	—	—	1,276,345
Futures Contracts	—	—	(6,921,346)	—	46,784	—	(6,874,562)
Written Options	—	—	4,624,731	—	—	—	4,624,731
Swap Contracts	(7,374)	(1,200,499)	(923,520)	—	506,272	—	(1,625,121)

Total	$(7,374)	$(1,200,499)	$(3,889,654)	$1,280,474	$553,056	$—	$(3,263,997)

Benchmark-Free Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$2,331,146	$—	$—	$2,331,146
Unrealized Appreciation on Futures Contracts¤	—	—	5,257,780	—	—	—	5,257,780
Swap Contracts, at value¤	—	—	692,511	—	1,763,498	—	2,456,009

Total	$—	$—	$5,950,291	$2,331,146	$1,763,498	$—	$10,044,935

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(16,689,011)	$—	$—	$(16,689,011)
Unrealized Depreciation on Futures Contracts¤	—	—	(55,848,200)	—	—	—	(55,848,200)
Swap Contracts, at value¤	—	—	(125,919)	—	(910,469)	—	(1,036,388)

Total	$—	$—	$(55,974,119)	$(16,689,011)	$(910,469)	$—	$(73,573,599)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Benchmark-Free Fund (continued)
Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$—	$(33,575,119)	$—	$—	$(33,575,119)
Futures Contracts	—	—	(138,011,580)	—	—	—	(138,011,580)
Written Options	—	—	(2,599,801)	—	—	—	(2,599,801)
Swap Contracts	3,897,188	—	11,090,453	—	(1,220,857)	—	13,766,784

Total	$3,897,188	$—	$(129,520,928)	$(33,575,119)	$(1,220,857)	$—	$(160,419,716)

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$—	$(13,025,159)	$—	$—	$(13,025,159)
Futures Contracts	—	—	(59,359,966)	—	—	—	(59,359,966)
Written Options	—	—	(27,359)	—	—	—	(27,359)
Swap Contracts	—	—	(4,260,530)	—	781,851	—	(3,478,679)

Total	$—	$—	$(63,647,855)	$(13,025,159)	$781,851	$—	$(75,891,163)

Global Asset Allocation Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$—	$(5,672,502)	$—	$—	$—	$(5,672,502)

Total	$—	$—	$(5,672,502)	$—	$—	$—	$(5,672,502)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$(9,272,753)	$—	$—	$—	$(9,272,753)

Total	$—	$—	$(9,272,753)	$—	$—	$—	$(9,272,753)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$(5,672,502)	$—	$—	$—	$(5,672,502)

Total	$—	$—	$(5,672,502)	$—	$—	$—	$(5,672,502)

Consolidated Implementation Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$26,313,985	$—	$—	$26,313,985
Unrealized Appreciation on Futures Contracts¤	—	1,960,844	22,270,531	—	193,391	—	24,424,766
Swap Contracts, at value¤	—	—	1,982,610	—	10,706,556	—	12,689,166

Total	$—	$1,960,844	$24,253,141	$26,313,985	$10,899,947	$—	$63,427,917

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(53,464,989)	$—	$—	$(53,464,989)
Unrealized Depreciation on Futures Contracts¤	—	(1,499,480)	(164,267,348)	—	(406)	—	(165,767,234)
Written Options, at value	—	—	(1,026,000)	—	—	—	(1,026,000)
Swap Contracts, at value¤	(693,374)	—	(250,666)	—	(5,612,440)	—	(6,556,480)

Total	$(693,374)	$(1,499,480)	$(165,544,014)	$(53,464,989)	$(5,612,846)	$—	$(226,814,703)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(6,686,553)	$7,483	$—	$—	$(6,679,070)
Forward Currency Contracts	—	—	—	(89,805,709)	—	—	(89,805,709)
Futures Contracts	—	8,871,795	(338,180,697)	—	171,454	—	(329,137,448)
Written Options	—	—	(11,933,759)	—	—	—	(11,933,759)
Swap Contracts	4,323,104	—	39,971,509	—	444,631	—	44,739,244

Total	$4,323,104	$8,871,795	$(316,829,500)	$(89,798,226)	$616,085	$—	$(392,816,742)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated Implementation Fund (continued)
Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$(4,807,981)	$21,383	$—	$—	$(4,786,598)
Forward Currency Contracts	—	—	—	(20,960,576)	—	—	(20,960,576)
Futures Contracts	—	461,364	(167,737,734)	—	122,890	—	(167,153,480)
Written Options	—	—	11,883,793	—	—	—	11,883,793
Swap Contracts	(1,060,663)	—	(26,671,950)	—	10,339	—	(27,722,274)

Total	$(1,060,663)	$461,364	$(187,333,872)	$(20,939,193)	$133,229	$—	$(208,739,135)

Consolidated SGM Major Markets Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$7,265,372	$—	$—	$7,265,372
Unrealized Appreciation on Futures Contracts¤	—	1,204,469	3,596,951	—	117,474	—	4,918,894

Total	$—	$1,204,469	$3,596,951	$7,265,372	$117,474	$—	$12,184,266

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(2,122,838)	$—	$—	$(2,122,838)
Unrealized Depreciation on Futures Contracts¤	—	(921,008)	(1,779,640)	—	(253)	—	(2,700,901)

Total	$—	$(921,008)	$(1,779,640)	$(2,122,838)	$(253)	$—	$(4,823,739)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$—	$(1,253,422)	$—	$—	$(1,253,422)
Futures Contracts	—	22,368,015	20,370,860	—	(113,065)	—	42,625,810

Total	$—	$22,368,015	$20,370,860	$(1,253,422)	$(113,065)	$—	$41,372,388

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$—	$8,047,449	$—	$—	$8,047,449
Futures Contracts	—	(2,657,304)	(8,968,228)	—	117,221	—	(11,508,311)

Total	$—	$(2,657,304)	$(8,968,228)	$8,047,449	$117,221	$—	$(3,460,862)

Strategic Opportunities Allocation Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$4,090	$—	$—	$4,090
Swap Contracts, at value¤	—	—	107,096	—	—	—	107,096

Total	$—	$—	$107,096	$4,090	$—	$—	$111,186

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(19,725)	$—	$—	$(19,725)
Unrealized Depreciation on Futures Contracts¤	—	—	(5,664,761)	—	—	—	(5,664,761)
Swap Contracts, at value¤	—	—	(23,064)	—	—	—	(23,064)

Total	$—	$—	$(5,687,825)	$(19,725)	$—	$—	$(5,707,550)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$—	$(967)	$—	$—	$(967)
Futures Contracts	—	—	(9,159,466)	—	—	—	(9,159,466)
Swap Contracts	—	—	(115,852)	—	—	—	(115,852)

Total	$—	$—	$(9,275,318)	$(967)	$—	$—	$(9,276,285)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Strategic Opportunities Allocation Fund (continued)
Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$—	$(15,635)	$—	$—	$(15,635)
Futures Contracts	—	—	(5,664,761)	—	—	—	(5,664,761)
Written Options	—	—	(5,760)	—	—	—	(5,760)
Swap Contracts	—	—	(103,750)	—	—	—	(103,750)

Total	$—	$—	$(5,774,271)	$(15,635)	$—	$—	$(5,789,906)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at August 31, 2020, if any.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2020:

Alternative Allocation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$98,028	$—	$98,028	$—
Barclays Bank PLC	233,467	—	233,467	—
Citibank N.A.	225,864	(162,799)	(63,065)	—	*
Deutsche Bank AG	284,845	—	284,845	—
Goldman Sachs International	128,337	—	(93,408)	34,929
JPMorgan Chase Bank, N.A.	3,540,610	(1,419,964)	(1,950,894)	169,752
Morgan Stanley & Co. International PLC	742,783	—	742,783	—
State Street Bank and Trust Company	617,914	(299,077)	(10,029)	308,808
UBS AG	1,956,998	(1,670,000)	(86,966)	200,032

Total	$7,828,846	$(3,551,840)	$(845,239)	$713,521

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$702,102	$—	$(98,028)	$604,074
Barclays Bank PLC	237,584	—	(233,467)	4,117
Citibank N.A.	63,065	—	63,065	—
Deutsche Bank AG	1,386,472	—	(284,845)	1,101,627
Goldman Sachs International	93,408	—	93,408	—
JPMorgan Chase Bank, N.A.	1,950,894	—	1,950,894	—
Morgan Stanley & Co. International PLC	2,247,311	(1,504,528)	(742,783)	—	*
Morgan Stanley & Co. LLC	507,364	(507,364)	—	—	*
State Street Bank and Trust Company	10,029	—	10,029	—
UBS AG	86,966	—	86,966	—

Total	$7,285,195	$(2,011,892)	$845,239	$1,709,818

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Benchmark-Free Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$39,417	$—	$39,417	$—
Bank of New York Mellon	415,529	—	(1,230)	414,299
Barclays Bank PLC	85,606	—	85,606	—
Citibank N.A.	80,169	—	80,169	—
Deutsche Bank AG	145,609	—	145,609	—
Goldman Sachs International	65,863	—	—	65,863
JPMorgan Chase Bank, N.A.	1,140,008	(431,872)	(708,136)	—	*
Morgan Stanley & Co. International PLC	257,022	—	257,022	—
Morgan Stanley Capital Services LLC	652,882	(399,000)	(125,919)	127,963
State Street Bank and Trust Company	141,552	—	141,552	—

Total	$3,023,657	$(830,872)	$(85,910)	$608,125

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$40,117	$—	$(39,417)	$700
Bank of New York Mellon	1,230	—	1,230	—
Barclays Bank PLC	469,552	—	(85,606)	383,946
Citibank N.A.	5,052,557	(3,768,241)	(80,169)	1,204,147
Deutsche Bank AG	6,334,824	—	(145,609)	6,189,215
JPMorgan Chase Bank, N.A.	708,136	—	708,136	—
Morgan Stanley & Co. International PLC	3,198,604	(1,264,905)	(257,022)	1,676,677
Morgan Stanley Capital Services LLC	125,919	—	125,919	—
State Street Bank and Trust Company	883,991	—	(141,552)	742,439

Total	$16,814,930	$(5,033,146)	$85,910	$10,197,124

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Consolidated Implementation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$263,275	$—	$263,275	$—
Bank of New York Mellon	908,261	—	(2,695)	905,566
Barclays Bank PLC	718,649	—	718,649	—
Citibank N.A.	472,561	—	472,561	—
Deutsche Bank AG	800,576	—	800,576	—
Goldman Sachs International	557,617	—	(356,312)	201,305
JPMorgan Chase Bank, N.A.	8,891,646	(2,194,699)	(6,308,709)	388,238
Morgan Stanley & Co. International PLC	2,480,043	—	2,480,043	—
Morgan Stanley Capital Services LLC	1,786,492	(1,300,000)	(250,666)	235,826
State Street Bank and Trust Company	3,425,635	(1,068,157)	(2,357,478)	—	*
UBS AG	7,991,840	(6,320,000)	(326,882)	1,344,958

Total	$28,296,595	$(10,882,856)	$(4,867,638)	$3,075,893

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$318,537	$(34,495)	$(263,275)	$20,767
Bank of New York Mellon	2,695	—	2,695	—
Barclays Bank PLC	2,527,054	(407,906)	(718,649)	1,400,499
Citibank N.A.	12,734,595	(9,295,995)	(472,561)	2,966,039
Credit Suisse International	197,949	—	—	197,949
Deutsche Bank AG	16,417,112	(10,342,530)	(800,576)	5,274,006
Goldman Sachs International	356,312	—	356,312	—
JPMorgan Chase Bank, N.A.	6,308,709	—	6,308,709	—
Morgan Stanley & Co. International PLC	12,611,040	(4,239,946)	(2,480,043)	5,891,051
Morgan Stanley & Co. LLC	1,026,000	(1,026,000)	—	—	*
Morgan Stanley Capital Services LLC	250,666	—	250,666	—
State Street Bank and Trust Company	2,357,478	—	2,357,478	—
UBS AG	326,882	—	326,882	—

Total	$55,435,029	$(25,346,872)	$4,867,638	$15,750,311

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Consolidated SGM Major Markets Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$126,804	$—	$126,804	$—
Goldman Sachs International	117,329	—	117,329	—
Morgan Stanley & Co. International PLC	340,064	—	340,064	—
State Street Bank and Trust Company	1,578,378	(1,066,152)	(2,682)	509,544
UBS AG	5,102,797	(4,697,703)	(195,733)	209,361

Total	$7,265,372	$(5,763,855)	$385,782	$718,905

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$279,700	$—	$(126,804)	$152,896
Goldman Sachs International	218,411	—	(117,329)	101,082
JPMorgan Chase Bank, N.A.	1,000,420	(957,987)	—	42,433
Morgan Stanley & Co. International PLC	425,892	—	(340,064)	85,828
State Street Bank and Trust Company	2,682	—	2,682	—
UBS AG	195,733	—	195,733	—

Total	$2,122,838	$(957,987)	$(385,782)	$382,239

Strategic Opportunities Allocation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Deutsche Bank AG	$4,090	$—	$4,090	$—
Morgan Stanley Capital Services LLC	107,096	(77,000)	(23,064)	7,032

Total	$111,186	$(77,000)	$(18,974)	$7,032

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$11,834	$—	$—	$11,834
Deutsche Bank AG	7,891	—	(4,090)	3,801
Morgan Stanley Capital Services LLC	23,064	—	23,064	—

Total	$42,789	$—	$18,974	$15,635

*	The actual collateral received and/or pledged is more than the amount shown.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2020:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Options (Contracts)		Swap Contracts ($)
Consolidated Alternative Allocation Fund	562,296,893	78,520,730	1,591,851	2,547		764,587,509
Benchmark-Free Fund	644,149,078	763,048,107	—	57	*	311,246,253
Global Asset Allocation Fund	—	55,137,455	—	—		—
Consolidated Implementation Fund	3,143,369,717	2,270,305,549	8,244,173	12,265		2,245,419,116
Consolidated SGM Major Markets Fund	284,503,220	181,802,544	—	—		—
Strategic Opportunities Allocation Fund	2,995,607	49,760,776	—	—		2,138,741

*	During the period ended August 31, 2020, the Fund did not hold this investment type at any month-end; therefore, the average amount outstanding was calculated using daily outstanding absolute values.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to certain Funds. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund
Management Fee	0.73%	0.65%	—	—	—	—	—	—	—	0.85%	1.10%	—

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service or supplemental support fee. Shareholder service fees are paid to GMO for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class MF shares of Benchmark-Free Allocation Fund are subject to a supplemental support fee payable to GMO for providing supplemental support services to Class MF shareholders and their investment advisers. Those supplemental support services include, without limitation, (i) providing and presenting (a) educational and explanatory information about the Fund and its asset allocation strategy as requested or directed by an investor or its investment adviser; (b) similar educational and explanatory information about the strategies of the GMO Funds in which the Fund invests; (c) information for inclusion in the quarterly or other periodic reports of the investor; (ii) responding to information requests relating to oversight functions of the investor’s board of directors in areas including pricing, compliance, and taxation; (iii) providing access to and setting up meetings with GMO’s Chief Investment Strategist and Head of GMO’s Asset Allocation Team and other investment professionals of GMO; (iv) assisting with inquiries from an investor’s investment adviser; and (v) providing such other assistance as may be requested from time to time by an investor or its agent, so long as that assistance is not primarily intended to result in the sale of Fund shares.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Shareholder service and/or supplemental support fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III		Class IV		Class V	Class VI	Class MF	Class R6		Class I
Alternative Allocation Fund	0.22%*	0.15%	*	0.105%	*	0.085%*	0.055%		0.22%		0.22%
Benchmark-Free Allocation Fund		0.15%		0.10%				0.10%	0.15%		0.15%
SGM Major Markets Fund		0.15%		0.10%	*		0.055%		0.15%	*	0.15%	*
Special Opportunities Fund		0.15%	*	0.10%	*	0.085%*	0.055%

*	Class is offered but has no shareholders as of August 31, 2020.

For certain Funds above, GMO does not charge the Fund a management fee or shareholder service fee, but it receives management and/or shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by GMO’s asset allocation decisions.

For each Fund, other than Alternative Allocation Fund and Special Opportunities Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For Special Opportunities Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets (“Expense Threshold Amount”). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Benchmark-Free Fund, “Specified Operating Expenses” does not include the Fund’s direct custody expenses attributable to its holdings of emerging market securities.

For Alternative Allocation Fund (the “Fund), GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.99% for Class II shares; 0.92% for Class III shares; 0.875% for Class IV shares; 0.855% for Class V shares; 0.825% for Class VI shares; 0.99% for Class R6 shares; and 0.99% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel and independent compliance consultant to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), taxes, litigation and indemnification expenses, payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business, are excluded from the Expense Cap.

For Special Opportunities Fund (the “Fund”), GMO is permitted to recover from the Fund, on a class-by-class basis, as applicable, the “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Fund’s “Specified Operating Expenses” later fall below the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause a Fund to exceed the Expense Threshold Amount or the lower expense limit in effect when GMO seeks recovery.

For the period ended August 31, 2020, GMO did not recoup any previously recorded waivers and/or reimbursements.

GMO has contractually agreed to waive or reduce the Fund’s management fee and shareholder service fee to the extent necessary to offset the management fee and shareholder service fee paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

These contractual waivers and reimbursements will continue through at least June 30, 2021 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

For Benchmark-Free Allocation Fund only, the fees payable to GMO under its management contract and servicing and supplemental support agreement are reduced by amounts equal to the management fees and shareholder service fees, respectively, that GMO receives as a result of the Fund’s investment in underlying GMO Funds. In addition, GMO has contractually agreed to reduce the rate of the supplemental support fees charged to the Fund’s Class MF shares to a rate to be charged in any month (starting on the first business day of the month) based on the net assets attributable to Class MF shares as of the last business day of the preceding month based on the following schedule: 0.10% on the first $6 billion of net assets, 0.05% on the next $2 billion, 0.03% on the next $2 billion, and 0.01% thereafter; provided, however, that the effective rate charged at any time will not be reduced to less than 0.06% of Class MF’s average daily net assets. The rate will be calculated before giving effect to any reduction or waiver described above, and any applicable reduction or waiver will serve to further reduce the supplemental support fees paid to GMO. This reduction will continue through at least June 30, 2021, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

GMO has contractually agreed to reimburse Class I assets of each Fund (or waive its fees) to the extent that payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI, MF and R6 shares are not subject to payments to third parties for sub-transfer agent/recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI, MF or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class I shares. These payments create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2020 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Consolidated Alternative Allocation Fund	4,683	455
Benchmark-Free Allocation Fund	135,236	14,103
Benchmark-Free Fund	41,016	4,296
Global Asset Allocation Fund	23,914	2,496
Global Developed Equity Allocation Fund	1,243	151
Global Equity Allocation Fund	24,108	2,481
Consolidated Implementation Fund	110,386	11,366
International Developed Equity Allocation Fund	4,892	510
International Equity Allocation Fund	13,458	1,403
Consolidated SGM Major Markets Fund	11,637	1,291
Consolidated Special Opportunities Fund	4,953	526
Strategic Opportunities Allocation Fund	11,934	1,188

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2020, the below Funds had indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expenses
Consolidated Alternative Allocation Fund	0.092%
Benchmark-Free Allocation Fund	0.208%	*
Benchmark-Free Fund	0.185%
Global Asset Allocation Fund	0.596%	*
Global Developed Equity Allocation Fund	0.526%
Global Equity Allocation Fund	0.570%
International Developed Equity Allocation Fund	0.615%
International Equity Allocation Fund	0.653%
Strategic Opportunities Allocation Fund	0.445%

*	Includes indirect interest and dividend expense on reverse repurchase agreements and short sales, respectively, and borrowing costs for investments sold short.

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2020, the Funds did not engage in these transactions.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2020 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Consolidated Alternative Allocation Fund	120,473,848	279,158,556	13,806,660	278,682,422
Benchmark-Free Allocation Fund	—	636,251,419	—	2,071,741,929
Benchmark-Free Fund	539,587,831	971,499,562	523,328,942	1,297,549,808
Global Asset Allocation Fund	—	213,961,979	—	488,777,705
Global Developed Equity Allocation Fund	—	5,297,250	—	8,448,021
Global Equity Allocation Fund	—	128,476,974	—	117,101,929
Consolidated Implementation Fund	1,584,975,345	3,512,136,173	1,602,618,347	4,091,576,950
International Developed Equity Allocation Fund	—	5,939,925	—	119,237,256
International Equity Allocation Fund	—	43,523,686	—	162,811,582
Consolidated SGM Major Markets Fund	183,736,719	—	497,108,829	—
Consolidated Special Opportunities Fund	—	103,308,595	—	412,269,341
Strategic Opportunities Allocation Fund	5,976,971	204,183,638	18,346,883	303,106,403

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

8.	Principal shareholders and related parties as of August 31, 2020

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Alternative Allocation Fund	3	‡	88.45%	0.15%	46.58%
Benchmark-Free Allocation Fund	1		28.63%	1.32%	9.31%
Benchmark-Free Fund	1		10.47%	—	100.00%
Global Asset Allocation Fund	2	†	23.97%	0.05%	12.17%
Global Developed Equity Allocation Fund	3		92.62%	0.02%	—
Global Equity Allocation Fund	3		55.77%	0.01%	—
Implementation Fund	1	‡	100.00%	—	100.00%
International Developed Equity Allocation Fund	2		93.14%	0.01%	5.48%
International Equity Allocation Fund	4		74.70%	0.01%	1.49%
SGM Major Markets Fund	2	#	76.03%	0.70%	77.60%
Special Opportunities Fund	2	#	96.28%	0.80%	96.72%
Strategic Opportunities Allocation Fund	4		46.75%	0.01%	99.93%

†	One of the shareholders is another fund managed by GMO.
‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020

	Shares	Amount	Shares	Amount
Consolidated Alternative Allocation Fund
Class VI:(a)
Shares sold	584,257	$11,122,489	10,854,051	$216,921,996
Shares issued to shareholders in reinvestment of distributions	18,432	352,233	244,857	4,899,582
Shares repurchased	(2,144,056)	(40,779,229)	(775,804)	(15,497,995)

Net increase (decrease)	(1,541,367)	$(29,304,507)	10,323,104	$206,323,583

Class R6:(b)
Shares sold	23,853	$461,090
Shares repurchased	(7)	(131)

Net increase (decrease)	23,846	$460,959

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020

	Shares	Amount	Shares	Amount
Consolidated Alternative Allocation Fund (continued)
Class I:(c)
Shares sold	10,013,122	$192,294,464	1,756,057	$35,182,098
Shares issued to shareholders in reinvestment of distributions	4,829	92,182	22,166	443,534
Shares repurchased	(1,826,258)	(34,473,728)	(17,167)	(340,795)

Net increase (decrease)	8,191,693	$157,912,918	1,761,056	$35,284,837

Benchmark-Free Allocation Fund
Class III:
Shares sold	1,725,471	$40,543,332	24,257,167	$640,075,459
Shares issued to shareholders in reinvestment of distributions	861,127	21,399,016	4,613,259	124,178,972
Shares repurchased	(33,718,701)	(800,297,434)	(56,749,593)	(1,517,816,871)

Net increase (decrease)	(31,132,103)	$(738,355,086)	(27,879,167)	$(753,562,440)

Class IV:
Shares sold	3,048,182	$72,474,288	7,923,022	$212,654,200
Shares issued to shareholders in reinvestment of distributions	468,741	11,648,211	2,512,433	67,603,590
Shares repurchased	(6,906,263)	(163,639,955)	(32,635,505)	(860,251,221)

Net increase (decrease)	(3,389,340)	$(79,517,456)	(22,200,050)	$(579,993,431)

Class MF:
Shares sold	371,656	$9,262,629	803,494	$21,189,670
Shares issued to shareholders in reinvestment of distributions	625,584	15,558,280	4,026,104	108,452,767
Shares repurchased	(30,406,092)	(729,477,034)	(43,051,526)	(1,147,137,535)

Net increase (decrease)	(29,408,852)	$(704,656,125)	(38,221,928)	$(1,017,495,098)

Class R6:(d)
Shares sold	1,776,402	$44,273,660
Shares issued to shareholders in reinvestment of distributions	2,523	62,670
Shares repurchased	(48,223)	(1,172,536)

Net increase (decrease)	1,730,702	$43,163,794

Class I:(e)
Shares sold	2,068,932	$50,360,274	3,946,657	$105,678,811
Shares issued to shareholders in reinvestment of distributions	35,549	882,688	77,829	2,094,391
Shares repurchased	(580,450)	(14,211,323)	(166,498)	(4,455,002)

Net increase (decrease)	1,524,031	$37,031,639	3,857,988	$103,318,200

Benchmark-Free Fund
Class III:
Shares sold	3,336,415	$55,562,138	1,317,983	$25,892,943
Shares issued to shareholders in reinvestment of distributions	386,534	7,127,690	5,386,720	108,505,171
Shares repurchased	(25,721,014)	(471,855,919)	(31,708,368)	(626,946,188)

Net increase (decrease)	(21,998,065)	$(409,166,091)	(25,003,665)	$(492,548,074)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020

	Shares	Amount	Shares	Amount
Global Asset Allocation Fund
Class III:
Shares sold	797,238	$23,479,968	1,000,287	$32,203,398
Shares issued to shareholders in reinvestment of distributions	208,997	6,581,327	1,786,325	59,695,328
Shares repurchased	(9,564,724)	(287,089,715)	(14,588,483)	(474,038,279)

Net increase (decrease)	(8,558,489)	$(257,028,420)	(11,801,871)	$(382,139,553)

Class R6:(f)
Shares sold	14,228	$427,171	607,847	$19,935,268
Shares issued to shareholders in reinvestment of distributions	2,829	89,097	15,735	527,446
Shares repurchased	(93,472)	(2,769,679)	(55,676)	(1,850,896)

Net increase (decrease)	(76,415)	$(2,253,411)	567,906	$18,611,818

Global Developed Equity Allocation Fund
Class III:
Shares sold	—	$—	1,268	$27,967
Shares issued to shareholders in reinvestment of distributions	5,696	119,211	446,904	9,818,537
Shares repurchased	(241,042)	(4,272,493)	(18,054,457)	(382,052,946)

Net increase (decrease)	(235,346)	$(4,153,282)	(17,606,285)	$(372,206,442)

Global Equity Allocation Fund
Class III:
Shares sold	1,178,155	$27,619,962	2,875,035	$74,723,516
Shares issued to shareholders in reinvestment of distributions	96,178	2,364,062	1,937,148	52,274,016
Shares repurchased	(1,638,146)	(38,882,361)	(11,553,457)	(298,075,823)

Net increase (decrease)	(363,813)	$(8,898,337)	(6,741,274)	$(171,078,291)

Class R6:(g)
Shares sold	229,093	$5,773,070
Shares repurchased	(6,454)	(163,674)

Net increase (decrease)	222,639	$5,609,396

Class I:(h)
Shares sold	2,214	$57,825

Net increase (decrease)	2,214	$57,825

Consolidated Implementation Fund
Core Class:
Shares sold	42,501,039	$501,494,533	45,504,277	$615,547,348
Shares issued to shareholders in reinvestment of distributions	1,258,715	15,205,272	22,932,913	310,939,020
Shares repurchased	(103,868,841)	(1,218,316,811)	(188,088,082)	(2,520,911,268)
Purchase premiums	—	—	—	—
Redemption fees	—	—	—	—

Net increase (decrease)	(60,109,087)	$(701,617,006)	(119,650,892)	$(1,594,424,900)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020

	Shares	Amount	Shares	Amount
International Developed Equity Allocation Fund
Class III:
Shares sold	1,241,659	$15,669,554	2,432,306	$36,078,936
Shares issued to shareholders in reinvestment of distributions	24,459	353,918	803,039	12,819,179
Shares repurchased	(9,025,746)	(129,789,586)	(21,571,600)	(331,589,749)

Net increase (decrease)	(7,759,628)	$(113,766,114)	(18,336,255)	$(282,691,634)

International Equity Allocation Fund
Class III:
Shares sold	80,771	$2,185,345	247,154	$7,467,402
Shares issued to shareholders in reinvestment of distributions	67,152	1,864,131	931,484	28,142,608
Shares repurchased	(5,327,376)	(129,318,440)	(10,725,589)	(294,708,095)

Net increase (decrease)	(5,179,453)	$(125,268,964)	(9,546,951)	$(259,098,085)

Class R6:(i)
Shares sold	219,705	$5,024,895	8,056,830	$218,098,392
Shares issued to shareholders in reinvestment of distributions	28,283	784,848	291,593	8,867,347
Shares repurchased	(35)	(1,026)	(687,274)	(20,900,000)

Net increase (decrease)	247,953	$5,808,717	7,661,149	$206,065,739

Consolidated SGM Major Markets Fund
Class III:
Shares sold	36,960	$1,198,760	525,054	$16,975,147
Shares issued to shareholders in reinvestment of distributions	24	770	7,014	225,366
Shares repurchased	(23,220)	(749,658)	(1,348,349)	(42,435,255)

Net increase (decrease)	13,764	$449,872	(816,281)	$(25,234,742)

Class IV:(j)
Shares sold			—	$—
Shares issued to shareholders in reinvestment of distributions			5,236	167,985
Shares repurchased			(721,896)	(23,005,950)

Net increase (decrease)			(716,660)	$(22,837,965)

Class VI:
Shares sold	2,237,378	$71,567,527	1,257,758	$40,323,424
Shares issued to shareholders in reinvestment of distributions	9,062	291,957	477,353	15,034,172
Shares repurchased	(19,512,196)	(624,006,993)	(11,128,347)	(354,021,072)

Net increase (decrease)	(17,265,756)	$(552,147,509)	(9,393,236)	$(298,663,476)

Consolidated Special Opportunities Fund
Class VI:
Shares sold	4,555,245	$62,088,000	126,580	$2,408,910
Shares issued to shareholders in reinvestment of distributions	3,151,013	84,620,116	2,552,208	44,327,184
Shares repurchased	(15,978,378)	(337,490,710)	(7,471,715)	(143,105,055)
Purchase premiums	—	312,000	—	12,105
Redemption fees	—	1,329,904	—	715,525

Net increase (decrease)	(8,272,120)	$(189,140,690)	(4,792,927)	$(95,641,331)

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

	Six Months Ended August 31, 2020 (Unaudited)		Year Ended February 29, 2020

	Shares	Amount	Shares	Amount
Strategic Opportunities Allocation Fund
Class III:
Shares sold	1,574,726	$25,857,003	2,855,111	$54,190,000
Shares issued to shareholders in reinvestment of distributions	430,029	8,054,446	1,875,730	38,161,859
Shares repurchased	(7,455,475)	(136,800,986)	(10,966,560)	(216,222,583)

Net increase (decrease)	(5,450,720)	$(102,889,537)	(6,235,719)	$(123,870,724)

(a)	The period under the heading “Year Ended February 29, 2020” represents the period from May 1, 2019 (commencement of operations) through February 29, 2020.
(b)	The period under the heading “Six Months Ended August 31, 2020 (Unaudited)” represents the period from July 31, 2020 (commencement of operations) through August 31, 2020.
(c)	The period under the heading “Year Ended February 29, 2020 “represents the period from September 4, 2019 (commencement of operations) through February 29, 2020.
(d)	The period under the heading “Six Months Ended August 31, 2020 (Unaudited)” represents the period from May 1, 2020 (commencement of operations) through August 31, 2020.
(e)	The period under the heading “Year Ended February 29, 2020 “represents the period from August 8, 2019 (commencement of operations) through February 29, 2020.
(f)	The period under the heading “Year Ended February 29, 2020 “(Unaudited)” represents the period from September 30, 2019 (commencement of operations) through February 29, 2020.
(g)	The period under the heading “Six Months Ended August 31, 2020 (Unaudited)” represents the period from July 15, 2020 (commencement of operations) through August 31, 2020.
(h)	The period under the heading “Six Months Ended August 31, 2020 (Unaudited)” represents the period from August, 17, 2020 (commencement of operations) through August 31, 2020.
(i)	The period under the heading “Year Ended February 29, 2020 “(Unaudited)” represents the period from August 30, 2019 (commencement of operations) through February 29, 2020.
(j)	For the period July 18, 2019 to February 29, 2020, Class IV had no shareholders.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2020 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Alternative Allocation Fund
GMO Emerging Markets Fund, Class VI	$13,595,699	$8,375,000	$1,655,000	$114,884		$—	$(27,919)	$1,083,248	$21,371,028
GMO International Equity Fund, Class IV	9,097,096	5,610,000	1,165,000	40,733		—	(120,759)	896,907	14,318,244
GMO Resources Fund, Class IV	6,568,271	4,300,000	1,300,000	4,007		—	(124,774)	2,819,311	12,262,808
GMO U.S. Treasury Fund	—	3,000,000	—	49		—	—	—	3,000,000

Totals	$29,261,066	$21,285,000	$4,120,000	$159,673		$—	$(273,452)	$4,799,466	$50,952,080

Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund, Class IV	$264,983,913	$6,689,062	$17,225,929	$3,773,746		$2,915,316	$(59,582)	$(4,660,141)	$249,727,323
GMO High Yield Fund, Class VI	110,184,438	670,111	34,400,000	608,301		61,810	(532,087)	347,515	76,269,977
GMO Implementation Fund	7,114,226,325	516,699,804	1,218,316,811	15,205,272		—	(83,444,419)	(319,577,384)	6,009,587,515
GMO Opportunistic Income Fund, Class VI	446,590,600	3,984,656	79,028,303	3,984,656		—	2,078,399	(7,871,276)	365,754,076
GMO SGM Major Markets Fund, Class VI	664,643,917	207,991	487,983,785	207,991		—	(44,207,551)	68,771,020	201,431,592
GMO Special Opportunities Fund, Class VI	195,830,895	107,999,795	234,787,101	—		57,999,795	28,680,220	108,513,625	206,237,434

Totals	$8,796,460,088	$636,251,419	$2,071,741,929	$23,779,966		$60,976,921	$(97,485,020)	$(154,476,641)	$7,109,007,917

Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class IV	$88,839,361	$2,339,588	$2,956,718	$1,319,917		$1,019,671	$107,907	$(1,610,265)	$86,719,873
GMO Emerging Markets Fund, Class VI	277,719,859	1,315,877	131,140,000	1,315,877		—	22,281,408	(12,638,454)	157,538,690
GMO Opportunistic Income Fund, Class VI	174,387,661	1,667,064	38,700,000	1,667,064		—	1,314,501	(3,681,578)	134,987,648
GMO SGM Major Markets Fund, Class VI	119,656,426	59,062,349	131,599,924	62,349		—	3,726,904	3,142,134	53,987,889
GMO Special Opportunities Fund, Class VI	81,623,064	36,444,406	94,497,915	—		24,344,406	5,795,366	54,404,807	83,769,728
GMO U.S. Treasury Fund	1,849,041	85,622,047	82,104,853	—	**	—	46,769	(3,673)	5,409,331

Totals	$744,075,412	$186,451,331	$480,999,410	$4,365,207		$25,364,077	$33,272,855	$39,612,971	$522,413,159

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$162,822,665	$7,538,183	$37,200,730	$273,248	$—	$(1,773,627)	$688,933	$132,075,424
GMO Asset Allocation Bond Fund, Class VI	122,351,825	4,671,342	44,100,257	193,289	—	447,991	3,996,179	87,367,080
GMO Cyclical Focus Fund, Class IV	—	38,860,000	—	—	—	—	7,383,400	46,243,400
GMO Emerging Country Debt Fund, Class IV	57,278,855	2,520,534	8,181,174	756,837	584,677	357,505	(1,265,400)	50,710,320
GMO Emerging Markets Fund, Class VI	306,807,240	8,629,698	63,516,851	1,504,007	—	13,138,076	(2,839,848)	262,218,315
GMO International Equity Fund, Class IV	375,344,309	59,395,591	151,382,819	836,506	—	(702,118)	8,706,747	291,361,710
GMO Multi-Sector Fixed Income Fund (formerly GMO Core Plus Bond Fund), Class IV	234,253,275	13,904,082	62,424,884	—	5,908,863	3,884,665	(4,034,781)	185,582,357
GMO Opportunistic Income Fund, Class VI	33,470,164	291,017	6,672,935	291,017	—	277,765	(613,634)	26,752,377
GMO Quality Fund, Class VI	29,476,103	949,285	6,505,714	79,376	869,909	612,534	2,526,355	27,058,563
GMO Risk Premium Fund, Class VI	31,514,461	639,164	13,772,747	90,479	548,686	(3,393,243)	(78,146)	14,909,489
GMO U.S. Equity Fund, Class VI	116,800,239	13,993,882	29,877,349	533,897	6,835,412	(556,767)	6,887,469	107,247,474
GMO U.S. Small Cap Value Fund, Class VI	86,440,407	9,339,144	15,941,238	161,901	—	(724,161)	75,398	79,189,550
GMO U.S. Treasury Fund	725,851	53,230,057	49,193,958	10,050	—	47,541	(2,818)	4,806,673

Totals	$1,557,285,394	$213,961,979	$488,770,656	$4,730,607	$14,747,547	$11,616,161	$21,429,854	$1,315,522,732

Global Developed Equity Allocation Fund
GMO Cyclical Focus Fund, Class IV	$—	$3,110,000	$—	$—	$—	$—	$590,900	$3,700,900
GMO Emerging Markets Fund, Class VI	7,608,658	38,586	701,371	38,586	—	53,925	146,616	7,146,414
GMO International Equity Fund, Class IV	36,181,574	94,542	2,552,514	94,542	—	(435,119)	1,341,657	34,630,140
GMO Quality Fund, Class VI	9,214,489	300,767	1,312,995	25,149	275,618	(28,093)	932,082	9,106,250
GMO U.S. Equity Fund, Class VI	13,571,810	706,129	3,731,676	51,158	654,971	(1,082,391)	1,503,885	10,967,757
GMO U.S. Small Cap Value Fund, Class VI	6,770,087	1,047,226	149,465	15,306	—	(66,471)	320,413	7,921,790

Totals	$73,346,618	$5,297,250	$8,448,021	$224,741	$930,589	$(1,558,149)	$4,835,553	$73,473,251

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Equity Allocation Fund
GMO Cyclical Focus Fund, Class IV	$—	$66,600,000	$—	$—		$—	$—	$12,654,000	$79,254,000
GMO Emerging Markets Fund, Class VI	405,390,168	6,926,324	30,137,348	2,146,686		—	5,600,324	9,170,435	396,949,903
GMO International Equity Fund, Class IV	608,303,007	12,227,219	41,823,677	1,633,486		—	(1,421,485)	20,831,516	598,116,580
GMO Quality Fund, Class VI	197,661,153	10,011,004	15,598,790	588,626		6,450,933	152,141	23,069,440	215,294,948
GMO U.S. Equity Fund, Class VI	107,094,199	8,375,756	24,545,001	441,378		5,650,895	(1,095,406)	6,298,935	96,128,483
GMO U.S. Small Cap Value Fund, Class VI	137,186,837	24,336,671	4,997,113	317,693		—	894,720	5,097,734	162,518,849

Totals	$1,455,635,364	$128,476,974	$117,101,929	$5,127,869		$12,101,828	$4,130,294	$77,122,060	$1,548,262,763

Consolidated Implementation Fund
GMO U.S. Treasury Fund	$6,103,201	$241,443,815	$215,483,747	$—	**	$—	$121,961	$(11,987)	$32,173,243

International Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$30,679,613	$1,406,077	$13,908,456	$161,609		$—	$1,371,580	$(444,422)	$19,104,392
GMO International Equity Fund, Class IV	266,698,094	4,533,848	105,328,800	734,291		—	909,445	6,620,706	173,433,293

Totals	$297,377,707	$5,939,925	$119,237,256	$895,900		$—	$2,281,025	$6,176,284	$192,537,685

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$306,462,975	$33,423,572	$53,574,249	$1,428,821		$—	$5,343,210	$(15,857)	$291,639,651
GMO International Equity Fund, Class IV	550,104,514	10,100,114	109,237,334	1,367,771		—	(16,325,741)	25,520,898	460,162,451

Totals	$856,567,489	$43,523,686	$162,811,583	$2,796,592		$—	$(10,982,531)	$25,505,041	$751,802,102

Strategic Opportunities Allocation Fund
GMO Multi-Sector Fixed Income Fund (formerly GMO Core Plus Bond Fund), Class IV	$67,321,337	$1,689,789	$17,386,119	$—		$1,689,789	$425,167	$(666,047)	$51,384,127
GMO Emerging Country Debt Fund, Class IV	27,054,909	712,492	592,362	401,964		310,528	(17,492)	(439,669)	26,717,878
GMO Emerging Markets Fund, Class VI	182,753,835	973,913	31,145,000	973,913		—	8,617,780	(648,580)	160,551,948
GMO International Equity Fund, Class IV	198,303,123	17,284,319	87,662,481	492,668		—	(3,728,758)	9,069,721	133,265,924
GMO Opportunistic Income Fund, Class VI	21,226,892	195,627	2,653,377	195,627		—	117,157	(330,351)	18,555,948
GMO Quality Fund, Class VI	57,387,212	1,480,564	22,195,000	123,801		1,356,763	81,230	3,156,635	39,910,641
GMO U.S. Equity Fund, Class VI	28,351,515	1,788,676	7,075,000	129,587		1,659,089	(1,166,127)	2,612,193	24,511,257
GMO U.S. Small Cap Value Fund, Class VI	53,392,571	5,428,680	9,850,000	108,627		—	285,990	(18,323)	49,238,918
GMO U.S. Treasury Fund	5,804,477	74,712,149	71,954,058	16,183		—	50,141	(11,551)	8,601,158

Totals	$641,595,871	$104,266,209	$250,513,397	$2,442,370		$5,016,169	$4,665,088	$12,724,028	$512,737,799

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2020 through August 31, 2020. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2021.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $32,137 and $83,028 in Benchmark-Free Fund and Consolidated Implementation Fund, respectively, during the period.

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2020 (Unaudited)

11.	Subsequent events

On September 14, 2020, Form N-14 filed with the SEC by Benchmark-Free Allocation Series Fund, Global Asset Allocation Series Fund, International Developed Equity Allocation Series Fund and International Equity Allocation Series Fund became effective. The combined proxy statement/prospectus outlines the proposal for a reorganization of the series of GMO Series Trust listed above to be reorganized with and into the corresponding series of GMO Trust.

GMO Trust Funds

Board Review of Investment Management Agreement

August 31, 2020 (Unaudited)

GMO Alternative Allocation Fund

Approval of renewal of management agreement for GMO Alternative Allocation Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that advises the Fund. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, GMO offsets against the fees the Fund pays GMO the management fees, shareholder servicing fees and most other expenses borne by those other underlying GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Allocation Fund

Approval of renewal of management agreement for GMO Benchmark-Free Allocation Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that advises the Fund. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing and supplemental support fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that some GMO funds in which the Fund may invest (“underlying GMO funds”) do not pay any management fees. The Trustees also noted that, with respect to all other underlying GMO funds, GMO offsets against the fees the Fund pays GMO the management fees, shareholder servicing fees and most other expenses borne by those other underlying GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Fund

Approval of renewal of management agreement for GMO Benchmark-Free Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that advises the Fund. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund’s share classes indirectly bear the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Asset Allocation Fund

Approval of renewal of management agreement for GMO Global Asset Allocation Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that advises the Fund. The Trustees discussed how a fund

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund’s share classes indirectly bear the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Developed Equity Allocation Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that advises the Fund. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund’s share classes indirectly bear the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

GMO Global Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Equity Allocation Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that advises the Fund. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund’s share classes indirectly bear the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Implementation Fund

Approval of renewal of management agreement for GMO Implementation Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that advises the Fund. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees considered the fact that the Fund does not pay GMO any fees.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO International Developed Equity Allocation Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that advises the Fund. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund’s share classes indirectly bear the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees reviewed information comparing the management fees indirectly borne by the Fund as a result of its investing in other GMO funds to the fees shown on GMO’s fee schedule for its separately managed accounts. The Trustees noted the differences in the services provided by GMO to the Fund and to those accounts. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Equity Allocation Fund

Approval of renewal of management agreement for GMO International Equity Allocation Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that advises the Fund. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund’s share classes indirectly bear the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO SGM Major Markets Fund

Approval of renewal of management agreement for GMO SGM Major Markets Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to fees received by GMO for providing sub-advisory services to a fund managed by a third party and to the fees shown on GMO’s fee schedule for its other pooled investment vehicles and separately managed accounts. The Trustees noted the differences in the services provided by GMO to the Fund and to the third-party fund and to those other vehicles and accounts, as well as differences in the business and other risks borne by GMO in managing the Fund relative to the risks borne by GMO in managing third party funds and those other vehicles and accounts. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Special Opportunities Fund

Approval of renewal of management agreement for GMO Special Opportunities Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale. The Trustees observed that the Fund’s management fee did not have any breakpoints and considered the extent to which breakpoints were embedded in that fee.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

GMO Strategic Opportunities Allocation Fund

Approval of renewal of management agreement for GMO Strategic Opportunities Allocation Fund (the “Fund”). At a meeting on June 4, 2020, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2020 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and the other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement, meeting both privately and with representatives of GMO. In deciding whether to approve the management agreement, the Trustees also considered information the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) requested specifically for that purpose.

At a meeting on May 14, 2020, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees, their independent legal counsel and their independent compliance consultant met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees instructed their independent legal counsel to request additional information from GMO, which they received before and at a meeting of the Trustees on June 4, 2020. At the June meeting, representatives of GMO answered the Trustees’ questions, and the Independent Trustees then met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds whose investments were managed by the investment division of GMO that advises the Fund. The Trustees discussed how a fund pursuing similar investment strategies to those of the Fund might be expected to perform under various market conditions and considered whether the Fund had performed in accordance with those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expense ratio (i.e., annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund’s share classes indirectly bear the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests.    The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, accounting, operational and technology services. The Trustees also considered the effects of the COVID-19 pandemic on various aspects of GMO’s operations, including portfolio management, marketing, distribution and data security, and expressed overall satisfaction with the way GMO’s business continuity plan had facilitated the continuation of operations during the pandemic.

The Trustees also reviewed information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and considered the results of different approaches to calculating profitability. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered possible economies of scale to GMO at the Fund’s recent asset levels and whether the fees payable by the Fund to GMO reflected these economies of scale.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment management personnel and legal, compliance, and risk-management personnel), noting personnel changes made during the past year and earlier. The Trustees also considered the resources GMO employed in managing the Fund, GMO’s organization, its

GMO Trust Funds

Board Review of Investment Management Agreement — (Continued)

August 31, 2020 (Unaudited)

reputation and relationship with Fund shareholders, its risk management policies, and other matters relating to GMO and the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreements, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In their deliberations, the Trustees considered the factors they individually deemed relevant, with each Trustee weighting specific factors as he thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Trust Funds

Liquidity Risk Management Program

August 31, 2020 (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended, requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. Each Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, defined as the risk that the Fund could not meet redemption requests without significant dilution of the remaining shareholders’ interests in the Fund. The Program includes the following elements, among others:

•	Monitoring of factors material to liquidity risk for each Fund;
•	Classification of each Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;
•	Oversight of third parties providing services in support of the Program;
•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;
•	A restriction on each Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments;
•	Periodic reporting to the Board of Trustees, including a written report at least annually that addresses the operation of the Program and assesses its adequacy and effectiveness.

The GMO Trust Board of Trustees reviewed a written report from GMO dated April 24, 2020 addressing the Program’s operation, adequacy and effectiveness.

GMO Trust Funds

Fund Expenses

August 31, 2020 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2020.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and supplemental support fees to Class MF and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2020 through August 31, 2020.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020*	Expenses Paid During the Period*	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020*	Expenses Paid During the Period*	Annualized Expense Ratio

Alternative Allocation Fund
Class VI	$1,000.00	$999.00	$6.65	$1,000.00	$1,018.55	$6.72	1.32%
Class R6(a)	$1,000.00	$1,001.60	$1.47	$1,000.00	$1,016.48	$8.79	1.73%
Class I	$1,000.00	$997.40	$8.11	$1,000.00	$1,017.09	$8.19	1.61%

Benchmark-Free Allocation Fund
Class III	$1,000.00	$988.30	$4.51	$1,000.00	$1,020.67	$4.58	0.90%
Class IV	$1,000.00	$988.40	$4.26	$1,000.00	$1,020.92	$4.33	0.85%
Class MF	$1,000.00	$988.40	$4.26	$1,000.00	$1,020.92	$4.33	0.85%
Class R6(b)	$1,000.00	$1,053.30	$3.12	$1,000.00	$1,020.62	$4.63	0.91%
Class I	$1,000.00	$987.40	$5.01	$1,000.00	$1,020.16	$5.09	1.00%

Benchmark-Free Fund
Class III	$1,000.00	$982.20	$1.25	$1,000.00	$1,023.95	$1.28	0.25%

Global Asset Allocation Fund
Class III	$1,000.00	$1,039.10	$3.08	$1,000.00	$1,022.18	$3.06	0.60%
Class R6	$1,000.00	$1,039.10	$3.08	$1,000.00	$1,022.18	$3.06	0.60%

Global Developed Equity Allocation Fund
Class III	$1,000.00	$1,075.90	$2.77	$1,000.00	$1,022.53	$2.70	0.53%

Global Equity Allocation Fund
Class III	$1,000.00	$1,067.90	$2.97	$1,000.00	$1,022.33	$2.91	0.57%
Class R6(c)	$1,000.00	$1,031.40	$0.75	$1,000.00	$1,022.33	$2.91	0.57%
Class I(d)	$1,000.00	$993.90	$0.26	$1,000.00	$1,021.83	$3.41	0.67%

GMO Trust Funds

Fund Expenses — (Continued)

August 31, 2020 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020*	Expenses Paid During the Period*	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020*	Expenses Paid During the Period*	Annualized Expense Ratio

Implementation Fund
Core	$1,000.00	$948.90	$0.54	$1,000.00	$1,024.65	$0.56	0.11%

International Developed Equity Allocation Fund
Class III	$1,000.00	$1,043.60	$3.19	$1,000.00	$1,022.08	$3.16	0.62%

International Equity Allocation Fund
Class III	$1,000.00	$1,046.00	$3.35	$1,000.00	$1,021.93	$3.31	0.65%
Class R6	$1,000.00	$1,046.00	$3.35	$1,000.00	$1,021.93	$3.31	0.65%

SGM Major Markets Fund
Class III	$1,000.00	$1,069.20	$5.27	$1,000.00	$1,020.11	$5.14	1.01%
Class VI	$1,000.00	$1,069.70	$4.75	$1,000.00	$1,020.62	$4.63	0.91%

Special Opportunities Fund
Class VI	$1,000.00	$2,667.40	$11.37	$1,000.00	$1,019.01	$6.26	1.23%

Strategic Opportunities Allocation Fund
Class III	$1,000.00	$1,036.90	$2.52	$1,000.00	$1,022.74	$2.50	0.49%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2020, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

(a)

For the period July 31, 2020 (commencement of operations) through August 31, 2020, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2020, multiplied by the average account value over the period, multiplied by 31 days in the period, divided by 365 days in the year.

(b)

For the period May 1, 2020 (commencement of operations) through August 31, 2020, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2020, multiplied by the average account value over the period, multiplied by 122 days in the period, divided by 365 days in the year.

(c)

For the period July 15, 2020 (commencement of operations) through August 31, 2020, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2020, multiplied by the average account value over the period, multiplied by 47 days in the period, divided by 365 days in the year.

(d)

For the period August 17, 2020 (commencement of operations) through August 31, 2020, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2020, multiplied by the average account value over the period, multiplied by 14 days in the period, divided by 365 days in the year.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable to this registrant.

(b)

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date: October 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Executive Officer

Date: October 30, 2020

By (Signature and Title):	/s/ Betty Maganzini
Betty Maganzini, Principal Financial Officer

Date: October 30, 2020